Exhibit 99.1 Schedule 1

Loan Information																			Loan Details																																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions							ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Loan #1	Dummy ID	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position	Title Evidence	Senior Lien Amount	Junior Lien Amount	BK Filed Date, if applicable	Crammed UPB	First Payment Date of Cram	Cram Rate	Cram Term (entered as No. of months)	DOJ Lien on Borrower Indicator	DOJ Lien Matches Borrower SSN or Property Address	Senior Lien 1 FC Started Indicator TitleRvw	Senior Lien 2 FC Started Indicator TitleRvw	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Senior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 1	Lis Pendens lists/identifies lender/servicer/ or seller Junior Lien 2	Lis Pendens lists/identifies lender/servicer/ or seller? Junior Lien 3	Litigation Indicated?	Litigation Last Date	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Compliance Grade	Overall Due Deligence Grade	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
hort	26551401	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$713.31	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$526.38	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2013	$91,453.36	Not Applicable	2.125%	$302.15	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition, the amount of claim without deducting value of collateral is xx, and Unsecured debt is $19000."	* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed by borrower."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "Chain of the assignment is not complete. Latest assignment as per updated title report is with xx."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95369180	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,584.01	05/15/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,555.91	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	53.358%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/04/2014	$303,974.03	$56,724.03	4.625%	$1,131.49	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Origination Appraisal HUD-1 Closing Statement Credit Application Right of Rescission	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "Subject Mortgage was originated on xx. Updated Title Report dated 06/15/2017 shows there is an active Senior Mortgage on the subject property in favor of xx.
However, Hud-1 Does not show a pay off for above said senior mortgage. Also, Final Title Policy at the origination does not reflect any exception for this senior mortgage. It shows a clear title. Possible title claim can be filed."
* Title issue (Lvl 3)     "The successor and Assignee clause for the Lender is missing the final title policy."
* Loan has been determined to have an unsecured debt (Lvl 3)     "As per Scheduled -D of voluntary petition the amount of secured claim without deducting the value of collateral is xx and the value of unsecured claim is $17,832.70."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Hud-1 is missing in the loan file."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is in the second lien position as there is an active Senior Mortgage on the subject property in favor of xx which is before the subject mortgage dated xx."	* Application Not Signed by All Borrowers (Lvl 2) "Final Application is not dated and signed by the borrower."
* State Tax Judgment (Lvl 2)     "There are 2 active state tax Lien in the total sum of $9,268.14 in the favor of State of Maryland."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan files."
* Application Missing (Lvl 2)     "Final Application is not dated and signed by the borrower."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan files."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97221245	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$552.80	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$638.36	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	12.312%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/23/2012	$116,161.05	Not Applicable	4.000%	$554.57	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "Updated:
This loan is FHA. The loan was originated on xx as an FHA loan with case xx. No indication of any changes in loan type found in the loan file."	* Modification Issue (Lvl 3) "Subject Mortgage was originated on xx and recorded on xx with lender xx. This agreement is referred as security instrument dated xx, which is incorrect.
The date should be xx (Signed) and xx (Recorded)."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 6/4/2019 to 11/29/2019, 1/2/2020 to 3/6/2020, 7/6/2020 to 5/3/2021. However, we required the latest 24 months payment history. The payment history is missing from 12/1/2019 to 12/31/2019, 4/1/2020 to 6/30/2020.

Updated:
The payment history is available from 5/1/2019 to 11/30/2019, 1/1/2020 to 3/31/2020, 7/1/2020 to 4/3/2017. However, we required the latest 24 months payment history. The payment history is missing from 12/1/2019 to 12/31/2019, 4/1/2020 to 6/30/2020."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data: 4.000%  Comparison Data: 2.207%  Variance: +1.793%
This loan failed the late fees test.
																																																																																																								The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17253463	xx			561-692	561-106	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$6,843.50	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,232.42	6.450%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	$49,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/12/2017	$231,390.97	Not Applicable	3.700%	$924.35	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	3: Curable		* Comment history is incomplete (Lvl 3) "Available collection notes are from 6/16/2016 till 2/15/2017 (8 months only) and missing from 3/1/2015 till 6/15/2016 as latest 24 months collection notes are required."	* Application Missing (Lvl 2) "Final 1003 application is missing in the loan file however the values are considered from the initial 1003 application."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59949644	xx	561-692	561-106	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$1,241.50	05/27/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$936.00	9.585%	360	360	xx	xx	$3,769.83	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/17/2013	$83,604.81	Not Applicable	4.670%	$382.54	xx	Financial Hardship	xx	xx	xx	xx	Document Showing a Index Numerical Value	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "HOA lien found open against the subject property in the amount of $1,280.00 held by xx.
Pro-title confirm that there can be possibility of foreclosure due to this non mortgage lien."
																																																																																																							* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is in second lien position as one HOA lien found open against the subject property in the amount of $1,280.00 held by xx."	* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical value not available based on lender doc."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85584695	xx	561-692	561-106	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,884.90	05/20/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,116.34	9.760%	240	240	xx	xx	$97,000.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2016	$79,365.91	Not Applicable	6.600%	$470.32	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 5/18/2020, the borrower has been impacted by covid-19 virus."	* Comment history is incomplete (Lvl 3) "Collection Comments are provided from 10/6/2015 to 3/1/2017 however comments are missing from 4/1/2015 to 10/5/2015 as latest 24 months collection comments is required."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to exceptions is failed."
* Application Missing (Lvl 2)     "Final loan application (1003)  is missing in the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report, appraised value of subject property is xx and per Note, loan amount is xx hence, CLTV  is exceeding xx%."
																																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exceptions test failed due to IN License validation test is failed. Also loan is failed the predatory lending guidance test. Points and fees also failed The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29310090	xx			561-692	561-106	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$727.30	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$774.14	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable			xx	Single Family	xx	xx	Primary	Yes	No	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/06/2016	$112,212.27	Not Applicable	4.580%	$658.57	xx	Financial Hardship	xx	xx	xx	xx		xx	3: Curable		* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/1/2019 to 8/31/2019, 10/1/2019 to 2/29/2020, 4/1/2020 to 8/31/2020 and 10/1/2020 to 4/1/2021. However, we require latest 24 months of payment history. Payment history is missing from 9/1/2019 to 9/30/2019, 3/1/2020 to 3/31/2020 and 9/1/2020 to 9/30/2020."			A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35125701	xx	561-692	561-106	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$4,070.18	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,794.05	9.240%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/30/2016	$299,075.03	Not Applicable	2.628%	$1,089.81	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Right of Rescission Credit Application HUD-1 Closing Statement	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "There is one real estate tax lien on the subject property.The subject mortgage has located the State of Massachusetts, which is a super lien state. There is a risk of the property to be getting foreclosed due to unpaid lien. Therefore, the subject Mortgage is in second lien position."
* Title Review shows major title concern (Lvl 4)     "As per updated title report dated on 3/28/2017, there is one real estate tax lien and is recorded on xx in favor of xx in the amount of $4,714.22. The Subject property is located in MA which is a super lien state. There is a risk of property getting foreclosed. Hence, property lien position has been changed to second."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per modification agreement made on xx, new principal balance stated in mod is xx from which amount of xx is forgiven amount and it is exceeds 2% of the new principal balance."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/2/2019 to 4/30/2020, 6/3/2020 to 7/31/2020 and 9/9/2020 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2020 to 5/31/2020 and 8/1/2020 to 8/30/2020."
* Lost Note Affidavit (Lvl 3)     "Copy of  Lost Note affidavit dated xx  is present in the loan file xx stating original Note is being lost or destroyed."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The copy of final HUD-1 is missing from the loan file and also Estimated HUD-1 or copy of Itemization sheet of finance charges is not available."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per updated title report, there is one IRS Lien recorded on xx  in favor of xx in the amount of $17,710.04."
																																																																																																								* Application Missing (Lvl 2) "Loan application is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9531865	xx	561-692	561-106	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,763.30	05/27/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$655.56	6.825%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/25/2014	$102,290.37	Not Applicable	4.500%	$484.10	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/6/2019 to 6/29/2019, 9/12/2019 to 10/11/2019, 12/3/2019 to 9/30/2020, 11/5/2020 to 1/29/2021 and 3/1/2021 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2019 to 5/31/2019, 7/1/2019 to 8/30/2019, 11/1/2019 to 11/30/2019, 10/1/2020 to 10/30/2020 and 2/1/2021 to 2/28/2021."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. FAIL

This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $136,212.48 $136,445.62 -$233.14
TILA Foreclosure Rescission Finance Charge Test: FAIL $136,212.48 $136,445.62 -$233.14
Late Fees Test: FAIL 5.000% 2.000% +3.000%
Prepayment Term Test: FAIL 36 Months 12 Months 24 Months"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $136,445.62. The disclosed finance charge of $136,212.48 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $136,445.62. The disclosed finance charge of $136,212.48 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Property Damage (Lvl 2) "As per servicing comment dated on 8/3/2016, subject property had roof damage and that need to be replaced. The damage or repair amount is not mentioned in the servicing comments and there is no further information found regarding this damage has been repaired or not. However latest property inspection report dated on 1/3/2017 is not reflecting any damages of subject property."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23155941	xx	xx	561-692	12454	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,318.68	05/18/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,127.16	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/04/2012	$191,811.51	$40,586.51	4.625%	$692.05	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Right of Rescission Final Truth in Lending Discl. HUD-1 Closing Statement Good Faith Estimate	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $50,000.00 as unsecured portion out of claim amount xx. Did not see comments indicating a cram down."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "An illegible copy of HUD-1 available in the loan file located at “xx”."
* Title issue (Lvl 3) "The final title policy missing successors and assigns clause."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."
* Property Damage (Lvl 2)     "As per comment dated 02/02/2012, the property had water damage, flooded to the roof line and not feasible to repair. No further details were found. However, as per BPO report dated 11/26/2015, the property occupied by the owner and average condition. No repairs were needed.

Updated: No Visible damages have been found in available 24 months collection comment from 04/01/2019 to 4/30/2021."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing in the loan file."
																																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28544026	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$3,313.00	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,679.91	5.375%	360	360	xx	xx	$41,308.09	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 6/3/2020 the subject property had damaged due to Fire /Lightning on 4/3/2019. The borrower had filed claim xx for repair the house in the amount of $480131.15. As per the comment dated 7/16/2020 the borrower received check xx in the amount of xx on 7/1/2020 from xx. As per the comment dated 8/12/2020 the repairs are completed 95%."	* Title issue (Lvl 3) "The loan was originated by borrowers xx however, as per updated title report, the ownership was transferred on xx by Deed to Create Estate by the Entireties from xx. But final title policy at the origination showing the vesting with xx."			A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$208,206.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13785208	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,019.11	05/17/2021	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,507.65	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/16/2018	$221,481.62	$19,035.03	3.875%	$830.43	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Origination Appraisal Missing Required State Disclosures	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 2) "Appraisal report is missing from the loan file. however, original appraisal value is taken from the 1008. Hence, xx To coverage the loan MI certificate is required. however, MI certificate is missing from the loan fie."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at IL state.
Following state disclosure is missing from the loan file. :-
1) IL Collateral Protection Insurance Notice.
																																																																																																								2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76250664	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$4,089.96	05/03/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,993.75	$2,672.00	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$86,900.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$389,709.16	$103,359.16	4.000%	$1,196.77	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."
* Comment history is incomplete (Lvl 3)     "The Servicing Comments are present from 02/05/2016 to 07/5/2017, Comments are missing from 08/01/2015 to 02/04/2016. latest 24 months servicing comments is required.

Updated Comment:-
Recent 24 months collection comment history is available from 5/3/2019 to 4/28/2021."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "Update:- As per tape the UPB is xx, however payment history reflects UPB a xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Settlement date is different from note date (Lvl 2) "AS per final HUD-1 settlement date is xx. However, the note date is xx which is different from the HUD-1."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2316732	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$244.13	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$475.32	12.090%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Mortgage Insurance Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* Title policy missing (Lvl 3)     "Final title policy at origination is missing from loan file. however,  title commitment is available in the loan file."
* Comment history is incomplete (Lvl 3)     "Servicing comment is available from 1/7/2019 to 11/15/2019 and 1/8/2020 to 4/24/2020 and 6/1/2020 to 10/28/2020 and 3/14/2021 to 5/12/2021 .however, we required latest 24 months servicing comment. Servicing comment is missing from 11/16/2019 to 1/7/2020 and 4/25/2020 to 5/30/2020 and 10/29/2020 to 3/13/2021.

updated Comment:
The collection comments are incomplete. The collection comments are available from 5/1/2019 to 11/15/2019, from 1/1/2020 to 4/24/2020, from 6/1/2020 to 10/31/2020, from 3/1/2021 to 4/7/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 12/1/2019 to 12/31/2019, from 5/1/2020 to 5/31/2020, from 11/1/2020 to 2/28/2021."	* MI, FHA or MIC missing and required (Lvl 2) "As per appraisal report original LTV is xx. To coverage the loan MI certificate is required. however, MI certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at LA state.
Following state disclosure is missing from the loan file. :-
1) Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
2) Anti-Tying Disclosure.
3) Financial Institution Choice of Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
Loan data is $2930.00 which was comparison with $2295.00 and variance is +$635.00
This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years.
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
Loan data is $3,030.00  which was comparison with $2295.00 and variance is +$735.00"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "Chain of assignment is incomplete. Currently the assignment is with xx."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8694859	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$8,483.64	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,243.42	5.625%	360	360	xx	xx	$29,811.16	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Foreclosure Delay or Contested (Lvl 3) "As per servicing comments dated on 10/19/2012 the foreclosure was contested for additional fees. No latest comment found regarding foreclosure contested issue resolved or not."
																																																																																																							* Litigation (Lvl 3) "As per servicing comments dated 1/2/2013 shows, that the loan was in active litigation. As per servicing comment dated 12/13/2012 the mediation was filed and the litigation issue was transferred to the FC counsel for the next process to manage the litigation issue. There is no legal reason not to proceed with modification review but, the litigation hold should remain in place on any collection activity. This matter is subject to counsel to counsel contact only. xx. There is no latest comment regarding the contested matter is resolved or not."			A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54381477	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$698.07	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$24,678.55	No	xx	Not Applicable	$422.63	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$24,678.55	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Final Truth in Lending Discl. Title Evidence Credit Application HUD-1 Closing Statement	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy at the time of origination and Title Commitment/Preliminary Policy are not available in the file."
*  Property value crammed down (Lvl 4)     "Creditor Claim#67 for reference (xx)-
As per chapter 11 plan, the subject property value is crammed down to xx (Secured claim) out of xx and unsecured claim amount $24,678.55. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $312.99 per month.
The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx shall receive regular monthly payments of principal and interest as stated onxx."	* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 2/4/2016 until 7/7/2017 however, we require latest 24 months comments history; Servicing comments are missing from 7/7/2015 to 2/3/2016."
* Litigation (Lvl 3)     "The file was on hold with xx due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from xx. Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description in latest vesting Deed is inconsistent with the subject Mortgage.

The legal description of subject Mortgage is as follows-  xx, and the improvements thereon being known and designated as xx however, the legal description in vesting Deed is as follows- xx, and the improvements thereon being known and designated as xx."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."	* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is a Notice of Federal Tax Lien in favor of xx in the amount of XXXX was recorded on xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17966369	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$698.07	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$20,746.00	No	xx	Not Applicable	$439.92	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$20,746.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Title Evidence	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "Creditor Claim#xx for reference (Locator: xx)-
The property value is crammed down under chapter 11 plan to proposed secure value of $65,000.00 and unsecured claim amount of $20,746.00. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $329.35 per month."
* The property value crammed down (Lvl 4)     "Creditor Claim#xx for reference (Locator: xx)-
The property value is crammed down under chapter 11 plan to proposed secure value of $65,000.00 and unsecured claim amount of $20,746.00. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $329.35 per month."
* Title Review shows major title concern (Lvl 4)     "As per updated title report dated 6/29/2017, there is a Certificate of Delinquency in the title report in the amount of $1,855.41 in favor of xx and was recorded on xx and was sold to xx, the subject loan is in 2nd lien position."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "There is a Certificate of Delinquency in the title report in the amount of $1,855.41 in favor of xx and was sold to xx"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "Update:- BK is still active. No evidence found in latest comments."
* Missing Title evidence (Lvl 4) "Final Title Policy at the time of origination is missing from loan file and there is no commitment/ Preliminary report is available in the file either."$	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description under recorded mortgage does not match with the legal description mentioned in Deed.
The Lot No, Cabinet & Slide are different on mortgage and Deed.
The Lot No-xx and the improvements thereon being known and designated as xx are mentioned on the mortgage however, the Lot No-7, Cabinet-K, Slide=916 and the improvements thereon being known and designated as xx are mentioned on Deed."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 2/18/2016 till 7/6/2017. We require latest 24 months of comment history. Comment history is missing from 7/6/2015 till 2/17/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1 (Settlement Statement) is missing from the loan file however, the estimated HUD-1 or fee itemization not found in the loan file."
* Litigation (Lvl 3) "As per servicing comment dated 3/16/2016, this loan is in a litigation and file was sent to review the litigation matter however, there are no such comment available in the file that confirms the reason of litigation. As per comment dated 4/24/2017, the litigation is still pending."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is a Notice of Federal Tax Lien in favor of xx in the amount of $35,555.26 was recorded on xx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "According to the payment history as of 5/4/2021, the borrower is current with the loan and the last payment was received on 5/4/2021 which was applied for 5/1/2021 and the next due date for the payment is 6/1/2021. The P&I is in the amount of $329.35 and PITI is in the amount of $329.35. The UPB reflected is in the amount of xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2433908	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$698.07	Unavailable	xx	No	Bankruptcy	Chapter 11	xx	$21,387.55	Not Applicable	xx	Not Applicable	$452.81	6.500%	361	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$21,387.55	Not Applicable	4.750%	360	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Final Truth in Lending Discl. Origination Appraisal Title Evidence Credit Application	xx	4: Unacceptable	* The property value crammed down (Lvl 4) "Creditor Claim#xx for reference (Locator: xx)-

As per chapter 11 plan, the subject property value is crammed down to $65,000.00 (Secured claim) out of POC amount of $86,387.55 and unsecured claim amount $21,387.55. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $329.35 per month.

The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects xx shall receive regular monthly payments of principal and interest as stated on xx.

Updated comment:
As per the review of collection comments, the borrower had filed bankruptcy with chapter11 plan and the case# xx. The latest collection comment dated 3/1/2021, states that the loan was crammed down to a secured claim of $65,000.00 for 30 years at 4.75%, and an unsecured claim of $21,387.55. The amount of $21,387.55 has been crammed down."
* Missing Title evidence (Lvl 4)     "Final title policy at the time of origination and Title Commitment/Preliminary Policy are not available in the file."
*  Property value crammed down (Lvl 4)     "Creditor Claim#xx  for reference (Locator: xx)-

As per chapter 11 plan, the subject property value is crammed down to $65,000.00 (Secured claim) out of POC amount of $86,387.55 and unsecured claim amount $21,387.55. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $329.35 per month.

The Chapter 11 Amended Plan was filed on 8/2/2016 and reflects the subject property listed under xx: Allowed Secured Claims of xx shall receive regular monthly payments of principal and interest as stated on xx."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description in latest vesting Deed is inconsistent with the subject Mortgage.

As per the legal description of subject Mortgage is as follows; The Lot#xx and the improvements there on being known and designated as xx however, latest Deed shows the legal description as; Lot#xx, Section- xx  and the improvements there on being known and designated as xx."
* Payment history is incomplete/ missing (Lvl 3)     "According to latest 24 months payment histroy , payment history is available from 1/25/2021 to 5/3/2021 and missing from 5/1/2020 to 1/24/2021. however we need to check latest 24 months payment hsitory.

Updated Comment:
The payment history is incomplete. The payment history is available from 1/25/2021 to 4/5/2021. However, we required complete 24 months payment history. The payment history is missing from 5/1/2019 to 12/31/2020"
* Comment history is incomplete (Lvl 3)     "As per latest collection comments , comments are availble from 12/16/2020 to 5/27/2021 and missing from 5/1/2019 to 12/15/2020 however we need to check latest 24 months collection comments.

Updated Comment:
The collection comments are incomplete. The collection comments are available 12/16/2020, from 3/1/2021 to 3/17/2021, from 4/7/2021 to 4/30/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 5/1/2019 to 11/30/2019 and from 1/1/2021 to 2/28/2021."
* Litigation (Lvl 3) "The file was on hold with xx due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from xx. Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is a Notice of Federal Tax Lien in favor of xx in the amount of $35,555.26 was recorded on xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4085289	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$698.07	05/05/2021	xx	No	Bankruptcy	Chapter 11	xx	$25,687.05	No	xx	Not Applicable	$457.92	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	5.092%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$25,687.05	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* The property value crammed down (Lvl 4) "Creditor Claim#xx for reference (Locator: xx)-
As per chapter 11 plan, the subject property value is crammed down to xx and unsecured claim amount $25,687.05. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $329.35 per month.

The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects Class Two Claim shall receive regular monthly payments of principal and interest as stated on xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Issue with the legal description or recorded instrument (Lvl 3) "Legal description of latest vesting deed is inconsistent with the subject Mortgage.

Legal of description in Vesting Deed is as follows- Lot#xx  and the improvements thereon being known and designated as xx however, legal description of subject mortgage as follows-  Lot#xx and the improvements thereon being known and designated as xx ."
																																																																																																							* Litigation (Lvl 3) "The file was on hold with XXXX due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from XXXX Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "There is a Notice of Federal Tax Lien in favor of xx in the amount of XXXX was recorded on xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26551343	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$836.67	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$36,543.28	Not Applicable	xx	Not Applicable	$524.05	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$36,543.28	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Final Truth in Lending Discl. Title Evidence Origination Appraisal Credit Application	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "Creditor Claim#xx for reference (Locator: xx)-

As per chapter 11 plan, the subject property value is going to cram down to xx and unsecured claim amount $36,543.28. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month.

The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects xx shall receive regular monthly payments of principal and interest as stated on xx."
* Missing Title evidence (Lvl 4)     "Final title policy at the time of origination and Title Commitment/Preliminary Policy are not available in the file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "Update:- BK is still active. No evidence found in latest comments."
* The property value crammed down (Lvl 4)     "Creditor Claim#xx for reference (Locator: xx)-

As per chapter 11 plan, the subject property value is going to cram down to xxand unsecured claim amount $36,543.28. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month.

The Chapter 11 Amended Plan was filed on 8/2/2016 and reflects the subject property listed under xx shall receive regular monthly payments of principal and interest as stated on xx."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."
* Comment history is incomplete (Lvl 3)     "Servicing comments are available in the file from 2/4/2016 until 7/7/2017 however, we require latest 24 months comments history; Servicing comments are missing from 7/7/2015 to 2/3/2016."
* Litigation (Lvl 3) "The file was on hold withxx due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from xx. Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is a Notice of Federal Tax Lien in favor of xx in the amount of $35,555.26 was recorded on xx."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52857635	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$836.67	05/04/2021	xx	Not Applicable	Bankruptcy	Chapter 11	xx	Unavailable	Not Applicable	xx	Not Applicable	$530.94	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "Creditor Claim#xx for reference (Locator: xx)- As per chapter 11 plan, the subject property value would be crammed down to xx and unsecured claim amount $35,634.46. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month. The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects xx shall receive regular monthly payments of principal and interest as stated on xx."	* Comment history is incomplete (Lvl 3) "Servicing comment history is available from 2/18/2016 to 5/23/2017. However, require latest 24 months history and comment history is missing from 5/23/2015 to 2/17/2016."
* Litigation (Lvl 3) "The borrowers have been in litigation with the servicer due to not being able to reach an agreement regarding restructuring their loans and the debtor was unable to confirm their Cram Down Plan. The servicer has objected and advocated confirmation of the Chapter 11 Bankruptcy Plan to surrender the properties by means of a court approved Bankruptcy Sale conducted under xx of the Bankruptcy Code. Per servicing comments as of 5/22/2017, a new Plan Confirmation Hearing Date had not yet been scheduled."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "There is IRS Lien in the amount of $35,555.26 of Department of the xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11918716	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$668.39	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$35,828.96	No	xx	Not Applicable	$470.26	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	$35,828.96	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Evidence Final Truth in Lending Discl. HUD-1 Closing Statement Origination Appraisal Credit Application	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy at the time of origination and Title Commitment/Preliminary Policy are not available in the file."
*  Property value crammed down (Lvl 4)     "Creditor Claim#xx for reference (Locator: xx)-
As per chapter 11 plan, the subject property value is crammed down to xxand unsecured claim amount $35,828.86. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $312.99 per month."
* The property value crammed down (Lvl 4)     "Creditor Claim#xx for reference (Locator: xx)-
As per chapter 11 plan, the subject property value is crammed down to $60,000.00 (Secured claim) out of POC amount of $95,828.96 and unsecured claim amount $35,828.86. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $312.99 per month."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Litigation (Lvl 3) "The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from xx. Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."
* Comment history is incomplete (Lvl 3)     "Servicing comments are available in the file from 2/18/2016 until 7/6/2017 however, we require latest 24 months comments history; Servicing comments are missing from 7/6/2015 to 2/17/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to the payment history as of 5/4/2021, the borrower is current with the loan and the last payment was received on 5/4/2021 which was applied for 5/1/2021 and the next due date for the payment is 6/1/2021. The P&I is in the amount of $312.99 and PITI is in the amount of $312.99. The UPB reflected is in the amount of xx. However, tape shows, the borrower has been delinquent for 66 months."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is a Notice of Federal Tax Lien in favor of xx in the amount of $35,555.26 was recorded on xx."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19103883	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,742.85	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$65,920.20	No	xx	Not Applicable	$1,098.01	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$65,920.20	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application HUD-1 Closing Statement Final Truth in Lending Discl. Title Evidence Origination Appraisal	xx	4: Unacceptable	* The property value crammed down (Lvl 4) "As per chapter 11 plan, the subject property value would be crammed down to $149,800.00 (Secured claim) out of POC amount of $215,720.20 and unsecured claim amount $65,920.20. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $759.01 per month however, there are no comments available in the file that confirm the property value is crammed down."
*  Property value crammed down (Lvl 4)     "Creditor Claim#56 for reference (Locator: xx)-
As per chapter 11 plan, the subject property value would be crammed down to $149,800.00 (Secured claim) out of POC amount of $215,720.20 and unsecured claim amount $65,920.20. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $759.01 per month.
The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects xx shall receive regular monthly payments of principal and interest as stated on xx."
* Missing Title evidence (Lvl 4) "Final title policy at the time of origination and Title Commitment/Preliminary Policy are not available in the file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."
* Comment history is incomplete (Lvl 3)     "Servicing comments are available in the file from 2/18/2016 until 7/6/2017 however, we require latest 24 months comments history; Servicing comments are missing from 7/67/2015 to 2/17/2016."
* Litigation (Lvl 3)     "The file was on hold with xx due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from xx. Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."
* Issue with the legal description or recorded instrument (Lvl 3) "Legal description of the subject property is not attached with the recorded mortgage in the updated title report."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is a Notice of Federal Tax Lien in favor of xx in the amount of $35,555.26 was recorded on xx."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to the payment history as of 5/4/2021, the borrower is current with the loan. The last payment received on 5/4/2021, the payment applied date was 5/1/2021 and the next due date for payment is 6/1/2021. The P&I is in the amount of $759.01 and PITI is in the amount of $759.01. The UPB reflected as per the payment history is in the amount of xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The POC was filed on xx with the secured claim amount of $215,720.20 with an arrearage of $68,628.81."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15725751	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$698.07	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$27,059.40	No	xx	Not Applicable	$422.63	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	3.895%	First	Final policy	Not Applicable	Not Applicable	xx	$27,059.40	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl.	xx	4: Unacceptable	* The property value crammed down (Lvl 4) "Creditor Claim#xx for reference (Locator: xx)-

As per chapter 11 plan, the subject property value would be crammed down to $xx and unsecured claim amount $27,059.40. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $312.99 per month.
The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects xx shall receive regular monthly payments of principal and interest as stated on xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "Update:- BK is still active. No evidence found in latest comments."
*  Property value crammed down (Lvl 4)     "Creditor Claim#xx for reference (Locator: xx)-

As per chapter 11 plan, the subject property value would be crammed down toxx and unsecured claim amount $27,059.40. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $312.99 per month.
The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects xx shall receive regular monthly payments of principal and interest as stated on xx."	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description of latest vesting Deed is inconsistent with the subject Mortgage.

The legal description of subject Mortgage is as follows- Lot#xx, and the improvements thereon being known and designated as xx  however, the legal description in latest vesting Deed is as follows- Lot#xx, and the improvements thereon being known and designated as xx."
* Litigation (Lvl 3)     "The file was on hold with xx due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from Chase. Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."
* Comment history is incomplete (Lvl 3)     "Servicing comments are available in the file from 2/18/2016 until 7/6/2017 however, we require latest 24 months comments history; Servicing comments are missing from 7/6/2015 to 2/17/2016.
.."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "There is a Notice of Federal Tax Lien in favor of xx in the amount of XXXX was recorded on xx."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update: BWR within SOL."
* Property Damage (Lvl 2)     "There is a document dated xx in the file that shows there are damages on the subject property (xx) in the cumulative amount of around $2,700.00 and there is in no evidence found in the file that confirms the repairs are done on the subject property however, as per latest BPO dated 5/9/2017, the subject property is occupied by unknown property and is in average condition and no repairs are required."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22472763	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$836.67	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$41,667.77	No	xx	Not Applicable	$530.94	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	$41,667.77	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application HUD-1 Closing Statement Final Truth in Lending Discl. Origination Appraisal Title Evidence	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."
* The property value crammed down (Lvl 4)     "Borrower filed Bankruptcy Chapter 11 Case # xx. As per the bankruptcy plan document, the POC in the amount of xx Hence, unsecured claim amount of $41,667.77, considered as a cram down amount. The loan was modified under the bankruptcy chapter 11 plan at 4.75% with the P&I $365.15 for 30 years. No further detail was found for an effective date.  As per the POC document, bankruptcy POC amount of $111,667.77, amount of arrearage $41,493.60."
* Missing Title evidence (Lvl 4)     "Final title policy at the time of origination and Title Commitment/Preliminary Policy are not available in the file."
*  Property value crammed down (Lvl 4)     "Creditor Claim#xx for reference (Locator: xx)-

As per chapter 11 plan, the subject property value would be crammed down to $70,000.00 (Secured claim) out of POC amount of $111,667.77 and unsecured claim amount $41,667.77. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are not available from the file."
* Litigation (Lvl 3)     "The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from XXXX Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."
* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 2/18/2016 until 7/6/2017 however, we require latest 24 months comments history; Servicing comments are missing from 7/6/2015 to 2/17/2016."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to the payment history as of 5/4/2021, the borrower is current with the loan. The last payment received on 5/4/2021, the payment applied date was 6/1/2021 and the next due date for payment is 7/1/2021. The P&I is in the amount of $365.15 and PITI is in the amount of $365.15. The UPB reflected as per the payment history is in the amount of xx."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is a Notice of Federal Tax Lien in favor of xx in the amount of $35,555.26 was recorded on xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3822574	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$836.67	05/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$37,287.19	No	xx	Not Applicable	$530.94	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$37,287.19	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Property value crammed down (Lvl 4) "Creditor Claim#xx for reference (Locator: xx)-

As per chapter 11 plan, the subject property value would be crammed down to $70,000.00 (Secured claim) out of POC amount of $107,287.19 and unsecured claim amount $37,287.19. The secured portion will be paid over 30 years with rate of 4.75% at the amount of $365.15 per month.

The Chapter 11 Amended Plan was filed on xx and reflects the subject property listed under xx which reflects xx shall receive regular monthly payments of principal and interest as stated on xx."	* Incorrect Property address on Note Document. (Lvl 3) "Zip code of subject property is stated in original Note as xx however, the Zip code mentioned in the final HUD-1 and Appraisal report as xx."
* Litigation (Lvl 3)     "The file was on hold with Chase due to ongoing Litigation and the Bankruptcy filing of borrower. Servicing comment dated 3/6/2016 reflects the loan was recently service released from XXXX Comment dated 10/31/2016 reflects Litigation is due to objecting to the Amended Chapter 11 Cram down Plan and Disclosure Statement seeking to Cram Down the loans to their secured values and restructuring their loans. As per latest comment on 6/2/2017, the litigation on file is still pending."
* Comment history is incomplete (Lvl 3)     "Servicing comments are available in the file from 2/18/2016 until 7/6/2017 however, we require latest 24 months comments history; Servicing comments are missing from 7/6/2015 to 2/17/2016.
Updated comment: Recent 24 months comments are available."	* Property Damage (Lvl 2) "There is a letter (Locator#xx) by Borrower says the subject property was under repairs with cumulative cost of around $2,700.00 dated 7/28/2010 and there is no evidence found in the file that confirms the repairs are made on the subject property or not however, the latest BPO dated 5/9/2017 says the subject property is in average condition and there are no repairs needed."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Review of payment history as of 4/5/2021 shows that the loan is current.  The last payment was received on 4/5/2021 in the amount of $365.15 for the due date of 4/1/2021 and the next due date is 5/1/2021. The UPB as of the date is in the amount $66,191.26. However, tape data shows the borrower has been delinquent with the loan for 67 months."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "There is a Notice of Federal Tax Lien in favor of xx in the amount of $35,555.26 was recorded on xx."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79426620	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,797.63	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$999.00	$2,025.61	4.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The Servicing Comments are present from 02/18/2016 to 05/18/2017, latest 24 months servicing is required. Comments are missing from 06/01/2015 to 2/17/2016."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate due to failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "Per Updated Title Report, there is an IRS Lien Recorded on xx in the amount of $10,674.87 in the favor of xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.  TILA Finance Charge Test: FAIL $393,619.62 $394,034.62 -$415.00.  The finance charge is $394,034.62. The disclosed finance charge of $393,619.62 is not considered accurate because it is understated by more than $100.
																																																																																																								This loan failed the TILA foreclosure rescission finance charge test. TILA Foreclosure Rescission Finance Charge Test: FAIL $393,619.62 $394,034.62 -$415.00The finance charge is $394,034.62. The disclosed finance charge of $393,619.62 is not considered accurate for purposes of rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79417613	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$146.74	05/11/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$486.70	6.500%	360	360	xx	xx	$1,843.50	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2008	$78,656.64	Not Applicable	6.500%	$510.00	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "The Servicing Comments are present from 02/18/2016 to 06/13/2017, Comments are missing from 5/13/2015 to 2/17/2016.Latest 24 months servicing is required."
* Title issue (Lvl 3) "Legal Description is missing from the final title policy"	* Title Review shows break in assignment (Lvl 2) "The chain of assignment is not complete, The current assignee is xx. However, the assignment should be with xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.  IN License Validation Test: FAIL The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Acts effective date of January 1, 2009."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the Indiana license validation test. IN License Validation Test: FAIL"		A	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86107530	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$873.96	$1,747.92	05/12/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,005.61	5.875%	360	360	xx	xx	$13,029.00	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	No	No			38.325%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $XXXX with the rate of interest 5.875% and a maturity date of 02/01/2033. The current P&I as per payment history is in the amount of $XXXX. However, there is increase in P&I with respect to Note data which seems that there would be a possible modification. However, the loan modification agreement is missing from the loan file."		* Title Review shows outstanding delinquent taxes (Lvl 2) "Second installment of the 2016 property are tax due in the amount of XXXX for payment on 02/21/2017."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80968133	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$9,913.60	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,030.16	5.875%	360	360	xx	xx	$5,547.49	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/26/2014	$326,601.23	Not Applicable	4.625%	$1,494.62	xx	Financial Hardship	xx	xx	xx	xx		xx	3: Curable			* Property Damage (Lvl 2) "As per the comment dated 11/30/2012, The subject property was damaged in roof, interior and flooding and boilers by sandy hurricane, there is no comment found regarding the damages were repaired or not. The estimated cost of repairs was not provided in the collection comments."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1767219	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,418.01	04/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,483.20	8.890%	360	360	xx	xx	$37,365.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/16/2008	$217,564.65	Not Applicable	6.000%	$1,133.07	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 03/30/2020, the reason for default is Curtailment of Income. No comments have been found regarding the covid-19 assistance."	* MI, FHA or MIC missing and required (Lvl 2) "LTV is 90.00% which is greater than 80.000% hence, mortgage insurance is required; however, it is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 4/13/2021, the borrower is current with the loan and the next due date for payment is 5/1/2021. The last payment was received on 4/13/2021 in the amount of $1,415.26 which was applied for due date 4/1/2021. The current P&I is in the amount of $1,415.26. The current UPB reflected as per the payment history is in the amount of $235,106.49."	B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71616424	xx	xx	xx	561-692	13647	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,592.35	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,063.89	8.158%	240	240	xx	xx	$48,185.21	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the first lien origination fee test.
The loan charges more than a 1% origination fee.
This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise.
This loan failed the origination fee and broker fee test.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the first lien origination fee test.
This loan failed the first lien prohibited fees test.
																																																																																																								This loan failed the origination fee and broker fee test."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 4/15/2021, the borrower is current with the loan and the next due date for payment is 5/16/2021. The last payment was received on 4/15/2021 in the amount of $1,063.89 which was applied for due date 4/16/2021. The current P&I is in the amount of $1,063.89 and current PITI is in the amount of $1,063.89 with an interest rate of 8.158%. The current UPB reflected as per the payment history is in the amount of $52,097.66."	B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15941165	xx	xx	561-692	2348805	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$893.72	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$763.16	6.125%	360	360	xx	xx	$15,255.33	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.114%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2015	$128,944.97	Not Applicable	2.000%	$330.05	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per loan modification agreement dated on xx, The lender has permanently forgiven the amount of $61,944.97 from the unpaid principal balance of $128,944.97 which exceeds 2% of modification amount. The new principal balance of the loan that remains due and payable is considered as the interest-bearing amount of $XXXX."	* Variation in Parcel number(APN#) (Lvl 3) "As per appraisal report and warranty deed parcel Id shows as # xx. However, tax searcher report in updated title parcel Id shows as xx and mortgage shows as xx."	* Active State Tax Lien Judgement. (Lvl 2) "As per updated title report there are two State tax liens found opened with xx for the total amount of XXXX and was record dated on xx ."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the Indiana license validation test
Indiana house enrolled act 1359 requires the Indiana Department of financial Institutions to begin regulations of both first and subordinate lien mortgage lending under the first lien mortgage lending license and subordinate lien mortgage lending license. As a result, lenders will no longer be allowed to make loans under the Indiana unregulated (first lien), unregulated UCCC, consumer loan license, consumer loan license UCCC, or the exemption letter UCCC. The Indiana first lien mortgage lending license and Indiana subordinate lien lending license are not available for loans with a closing date before the acts effective date of xx."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is $113,954.00 and value of collateral is $91,200.00 however the unsecured portion is $22,754.00.

Update:
Currently no active bankruptcy in the loan."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator shows moderate due to IN license validation test failed."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is incomplete as currently, the mortgage is with xx as it should be with xxand currently was record dated on xx."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "The borrower has filed bankruptcy under chapter 13 with case #xx and was record dated on xx. The plan was confirmed on xx. POC was entered on xx under deadline date (xx) hence issue is resolved."	A	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8944004	xx	xx	xx	561-692	13658	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,651.03	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,044.04	5.500%	360	360	xx	xx	$37,123.00	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/23/2013	$341,919.59	Not Applicable	4.000%	$1,429.01	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Comment History is available from 9/29/2016 till 9/1/2017. Latest 24 months comments history is required and comments are missing from 9/29/2015 till 5/11/2016."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $93,562 as unsecured portion out of claim amount $336,562. Did not see comments indicating a cram down."	* Property Damage (Lvl 2) "As per comment dated 01/13/2017, the roof of the subject property was damaged due to a hurricane on 10/08/2016. The borrower has received funds in the amount of $6,159.58. As per comment dated 06/08/2017, 100% repairs have been completed."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3696698	xx	xx	561-692	13664	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$1,238.48	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$484.81	9.140%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Title Policy Mortgage Insurance	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 2/8/2021, the borrower is in a covid-19 forbearance plan. No further details have been found."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final title policy is missing however, commitment is available in the loan file."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 6/13/2019 to 12/19/2019, 2/7/2020 to 4/19/2021. However, we required the latest 24 months of payment history. The payment history is missing from 1/1/2020 to 1/31/2020."
* Title Review shows major title concern (Lvl 3)     "Updated title report dated 9/6/2017 shows one senior mortgage open in the amount of xx held by xx recorded on xx.
However, final HUD-1 shows pay off to xx in the amount of xx. It is unable to confirm whether this lien was reported on final title policy as it was missing from the loan file. Satisfaction/Release document is not available in loan file. It can be cured if document for release of above said mortgage is made and recorded."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at second lien position as updated title report dated 9/6/2017 shows one senior mortgage open in the amount of xx held by xx recorded on xx."
* Incorrect Property address on Note Document. (Lvl 3)     "As per Original Note, Mortgage subject property address mentioned as, “xx.”
However, Appraisal Report, U-Title, Tax Document reflects property address as, “xx” This can be cure by Re-recording of Mortgage with correct property address."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per tape the UPB is $41,250.81, however payment history reflects UPB as $27,794.79."
* MI, FHA or MIC missing and required (Lvl 2)     "MI is missing from loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31032157	xx	xx	561-692	2345150	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,803.37	05/15/2021	Not Applicable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	$1,370.83	$2,179.42	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	$35,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$242,572.61	$39,488.56	3.000%	$868.37	xx	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is Fixed/Adjustable rate note (Interest only for 10 Years) with P&I $2179.42 with the rate of interest 5.875 and maturity date of 11/XX/2035. The P&I as per payment history is the $868.37 and rate of interest is 3.000%, However, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification.
As per tape data and servicing comment datedxx with the modified principal balance of xx. Comment dated 06/20/2017 stated that final mod in the process completed. The Borrower is making payment as per modified terms. However, the modification is missing in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Prohibited Fees Test: FAIL $485.00 $0.00 +$485.00"
* Operative index value is unable to confirm (Lvl 2)     "operative index value source document could not be found in the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39804174	xx	xx	xx	561-692	13685	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,206.22	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$570.00	$961.63	4.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$768.38	Unavailable	Unavailable	xx	xx	xx	xx	Credit Application Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional ARM mortgage with the original P&I $961.63 & the interest rate 4.50% with the maturity date 3/1/2035. The loan was modified on with an effective date of xx to a step rate starting at 2.125% and a P&I payment of $273.43 beginning on xx with a new maturity date of 3/XX/2035. The rate is in 5 steps ending at 3.875%. The Mod maturity date is 3/XX/2035. As per updated payment history, the current P&I $768.38. Hence, there is difference in P&I with respect to note & prior Mod which seems that new Mod has been done in the loan. But, the executed Mod copy is missing."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 3/20/2020 shows the borrower's income has been impacted due to Covid-19. The borrower has requested for assistance plan."	* Comment history is incomplete (Lvl 3) "Comment history is available from 6/30/2016 to 8/30/2017 and from 10/27/2014 to 12/10/2015. However, required latest 24 months comment history is missing from 12/11/2015 to 6/2/2016.

Updated Comment :-
Recent 24 months servicing comments are available."	* Application Missing (Lvl 2) "Final 1003 is available in the loan file however, is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 is not signed by the borrower."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Review of Updated Title dated 9/12/2017 shows break in chain of assignment of Mortgage. The Current Assignee of the Mortgage is "xx".
																																																																																																								* Title Review shows break in assignment (Lvl 2) "Review of Updated Title dated 9/12/2017 shows break in chain of assignment of Mortgage. The Current Assignee of the Mortgage is "xx". However, the currently the assignment should be with "xx"."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79342413	xx	xx	xx	561-692	13688	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,965.19	05/31/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,739.40	6.875%	360	360	xx	xx	$8,634.13	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2011	$421,266.42	Not Applicable	2.875%	$1,906.40	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	4: Unacceptable	* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit located in the loan file at "xx" which states that the Original Note has been misplaced or lost. However copy of Note also found in the loan file."	* Title shows an assignment chain break (Lvl 2) "Chain of the assignment is incomplete. Currently, it is the lender xx. Missing assignment to xx."
* Application Missing (Lvl 2)     "xx application is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46382245	xx	xx	561-692	13689	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,448.53	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,083.87	5.750%	348	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/11/2011	$358,221.57	$80,569.23	3.000%	$1,001.58	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 3/19/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."	* Payment History is not Complete (Lvl 3) "Payment history is available from 12/13/2016 till 9/6/2017, however, we require latest 12 months payment history. Payment history is missing from 9/6/2016 till 12/12/2016."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 12/13/2016 till 8/3/2017, however, we require latest 24 months comment history. Comment history from 8/3/2015 till 12/12/2016 is missing in the file."
* Payment history is incomplete/ missing (Lvl 3)     "Updated Comment:
The payment history is available from 7/13/2019 to 9/23/2019, from 11/9/2019 to 5/3/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/01/2019 to 6/30/2019 and from 10/1/19 to 10/31/2019."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is not complete, Latest mortgage assignment is from xx and assigns and was recorded on xx. However, Mortgage assignment should be with xx."
* Cash out purchase (Lvl 2)     "As per the final HUD 1 the purpose of transaction is purchase however the Gross amount due from borrower is xx and Less amount paid by for borrower is xx."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from availavble loan documents."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17078794	xx	xx	561-692	2345103	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$2,293.65	$4,228.42	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.83	7.661%	300	300	xx	xx	$25,907.15	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Second	Final policy	$1,151.14	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Title issue (Lvl 4) "There is a Sewer Lien against Subject Property in favor of xx in the amount of $1151.14 which was recorded on xx."
* Title Review shows major title concern (Lvl 4)     "Subject mortgage was originated on xx with xx and was recorded on xx.
There is a Water/Sewer Lien found on the subject property in favor of xx in the amount of $1151.14 was recorded on xx.
The subject is located in the state of Connecticut, which is a super lien state. There can be a possibility of foreclosure due to this unpaid lien and this can be avoided if this non mortgage lien is paid off."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrower."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "1St instalment of Town taxes are delinquent for the year 2016 in the amount of $2293.65."
* Application Missing (Lvl 2)     "Final 1003 along with transmittle is missing in the loan file. So values are updated as per note terms."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "CT License Validation Test:FAIL
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license. As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "According to the payment history as of 4/26/2021, the borrower is current with the loan and the last payment was received on 4/26/2021 which was applied for 4/1/2021 and the next due date for the payment is 5/1/2021. The P&I is in the amount of $1,182.83 and PITI is in the amount of $1,182.83. The UPB reflected is in the amount of $33,113.54."		A	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57303453	xx	xx		561-692	2345743	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$1,086.00	04/29/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,128.00	8.500%	360	360	xx	xx	$16,292.92	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			43.620%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2010	$154,461.99	Not Applicable	2.000%	$547.99	xx	Financial Hardship	xx	xx	xx	xx		xx	4: Unacceptable			* description (Lvl 2) "Updated title from ProTitle's search states property is vested under xx - but mortgage is under xx .		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6226476	xx	xx	561-692	2345931	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$748.86	05/15/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$826.74	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Verification of Stated Assets	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.978%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/24/2013	$128,666.09	$38,555.46	4.000%	$375.99	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per loan modification agreement made on xx. The UPB is $128,666.09. There is a deferred balance of $38,555.46 which is eligible for forgiveness over 3 years.
If the Borrower is not in default on new payments such that monthly payments are due and unpaid on the last day of any month on the first (1st), second (2nd) and third (3rd) anniversaries, the lender shall reduce the deferred principal balance of note in installments equal to one-third of the deferred balance.
																																																																																																						The lender will forgive the amount $12,851.82 on each succeeding year for over 3 years. In the event of a default, the total "Unpaid Amounts" will be due and payable immediately."		* ROR not hand dated by borrower(s) (Lvl 2) "ROR is hand dated by the borrower but it is not aligned with original note date."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68534022	xx	xx	561-692	13698	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$5,089.83	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.96	6.400%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	$22,580.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2015	$104,593.61	Not Applicable	3.625%	$413.75	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 11/30/2020, the xx is the borrower is unemployed .However the borrower is currently on active Covid-19 forbearance plan. No further details has been found."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 6/5/2019 to 7/26/2019, 9/16/2019 to 11/12/2019, 01/17/2020 to 2/28/2020, 04/15/2020 to 06/30/2020, 09/15/2020 to 4/7/2021. However, we require the latest 24 months payment history. Payment history is missing from 08/01/2019 to 08/31/2019, 12/01/2019 to 12/31/2019, 03/01/2020 to 03/31/2020, 07/01/2020 to 08/31/2020."	* TIL not hand dated (Lvl 2) "TIL is not hand dated by all the borrower."
* Title Review shows break in assignment  (Lvl 2)     "The chain of the assignment is incomplete as no assignment found. Missing assignment to xx"
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86760511	xx	xx	xx	561-692	13701	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,007.60	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,670.83	7.125%	360	360	xx	xx	$15,302.80	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/15/2011	$296,925.04	$65,545.04	5.000%	$1,115.71	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 05/19/2020, the reason for default is unemployment and the borrower’s income has been impacted due to covid-19. No comments have been found regarding the covid-19 assistance."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "Update title shows there is an IRS Lien in the favor of xx in the amount of $12,312.66 recorded on xx."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is unexecuted by the borrowers."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "Chain of assignment is incomplete. No assignment found on updated title report. Missing assignment to xx"."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98320801	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$7,768.27	04/29/2021	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	Not Applicable	xx	$2,873.75	Unavailable	7.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2010	$459,042.97	$44,000.00	4.250%	$2,380.18	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Origination Appraisal Final Truth in Lending Discl. Title Policy	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to servicing comment dated 4/27/2020, the borrower was laid off in the March 2020 due to Covid 19. However, same comment states that borrower will be going back to work in May 2020. Payment history shows that loan is current."	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrower."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $435,353 as unsecured portion out of claim amount xx. Did not see comments indicating a cram down."
* Title policy missing (Lvl 3) "Final Title Policy at origination is missing from loan file and there is no commitment. However, values are considered from the preliminary report."	* Application Missing (Lvl 2) "1003 Application is missing in the loan file. However, values are considered from 1008."
* Settlement date is different from note date (Lvl 2)     "As per Note, the loan was originated on xx and as per HUD-1 settlement date is xx  which is 10 days after note date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.440%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* State Tax Judgment (Lvl 2)     "As per the review of Pro-Title Report dated 6/26/2017, there are four state tax liens which are as follows:
1)State Tax Lien in favor of xx, the State of California in the total amount of $995.00 which are respectively recorded on xx.
2)State Tax Lien in favor of xx in the total amount of $ 52149.63 which are respectively recorded on xx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:FAIL Loan Data:0.000%, Comparison Data:5.440%, Variance:-5.440%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.440%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Title shows an assignment chain break (Lvl 2)     "Chain of the assignment is incomplete. Latest assignment is from the xx and was recorded on xx. Missing assignment to xx."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The subject mortgage was originated on xx with the borrower xx. However, as per Vesting information, Grant Deed recorded on xx the property transfer from xx. Now, the property is vested in the name of xx."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81257711	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$5,564.09	05/05/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,957.99	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/15/2015	$345,418.63	Not Applicable	5.875%	$1,870.53	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal	xx	4: Unacceptable	* Deceased Borrower(s) (Lvl 3) "The borrower xx was deceased on xx. The death certificate found at xx.
The borrower xx was deceased on xx. The death certificate found at xx."
* Variation in Parcel number(APN#) (Lvl 3) "There is a variation in parcel number. The parcel number mentioned on tax certificate , property inspection report and other deed(s) related documents is xx. However the parcel number mentioned on a mortgage is changed to xx."	* Missing Appraisal (Lvl 2) "An Appraisal report is missing in the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per Pro Title Report dated 6/13/2017, the subject mortgage recorded on xx. The mortgage and final title policy at origination are in the name of xx (but signed by the only borrower xx). As per "Joint Tenancy Deed" recorded on xx, the subject property is vested in the name of xx. Property and ownership information also reflect the name of xx."
* Settlement date is different from note date (Lvl 2)     "As per Note, the loan was originated on xx and as per HUD-1 settlement date is xx which is 22 days after note date."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per Note, the loan was originated on xx and as per HUD-1 settlement date is xx which is 22 days after note date. But as per ROR transaction date is xx which is also before the settlement date."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8384205	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,273.24	05/07/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$2,171.87	$3,149.73	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$206,600.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/23/2010	$476,625.87	Not Applicable	2.000%	$1,459.33	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 7/27/2020, the reason for default is the borrower's income has been impacted by covid-19. No further details have been found."	* Property Damage (Lvl 2) "As per servicing comment dated 3/11/2013, the borrower stated that property was damaged by the previous Hurricane. However, there is no estimated amount mentioned. Nature of the damage has not been provided. However, as per comment dated 6/17/2014, no disaster damage has been reported."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm, the supportive documents are missing in the loan file."		D	D	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53619741	xx	xx	561-692	11752	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,189.58	05/25/2021	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$562.76	10.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal HUD-1 Closing Statement Right of Rescission Final Truth in Lending Discl.	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1/Settlement statement along with estimated HUD and itemization is missing in the loan file."	* Application Missing (Lvl 2) "Final 1003 application is missing in the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per tape data as of 3/31/2017, the UPB was $55,194.00. However, the payment history as of 4/29/2021 shows current UPB in the amount of $76,789.00"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	929385	xx	xx	561-692	12098	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,402.70	05/10/2021	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$995.87	7.875%	180	180	xx	xx	$22,964.42	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/27/2016	$153,631.23	Not Applicable	7.870%	$1,272.63	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Matured Loan (Lvl 4) "The loan was matured on 11/01/2020. The loan was modified on xx with the new maturity date of 01/01/2021. No further details have been found regarding extended maturity date in the collection comments."	* Foreclosure Delay or Contested (Lvl 2) "Available servicing comment and documents in file reveals foreclosure was initialed in loan by filing compliant xx by attorney. Summon & complaint of foreclosure was filling dated on xx and the service was completed on xx. In between FC process delayed due to loss mitigation efforts. As per servicing comment dated on 2/XX/2015 FC was contested by borrower for the loan modification. The FC contested was resolved through the loan modification on xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. -
The loan data is $79051.49 which is comparison with $79139.55 and variance is -$88.06
																																																																																																								The finance charge is $79,139.55. The disclosed finance charge of $79,051.49 is not considered accurate for purposes of rescission because it is understated by more than $35."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31365916	xx	xx	561-692	11768	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Yes	Second	$0.00	$3,926.52	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$2,036.67	$3,383.14	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.477%	First	Final policy	Not Applicable	$35,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2010	$433,849.84	Not Applicable	3.125%	$1,584.53	xx	Lower Interest Rate	xx	xx	xx	xx	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "As per updated dated 6/8/2017, there is a municipal lien in the amount XXXX recorded on xx in favor of xx. The subject property is located in state of CA. There is a risk of the property to be getting foreclosed due to above unpaid lien."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in second lien position as there is a municipal lien in the amount of XXXX in the favor of xx recorded on xx. The subject mortgage was originated on xx."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per Schedule D of Volunteer petition, the amount of claim without deducting the value of collateral is xx and the value of collateral is xx. However, the unsecured portion is $66,466.82."	* Final TIL Date after actual transaction date (Lvl 2) "Final TIL is dated xx, which is not aligned with note date xx."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value from available loan files."
* State Tax Judgment (Lvl 2)     "As per updated title dated 6/8/2017, there are 2 state liens in the favor of xx recorded on xx in the amount $2,030.17 and other in the amount $370.00 recorded on xx."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR is dated is dated xx, which is not aligned with note date xx."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per note dated xx, there is only one borrower xx. But a quit claim deed was recorded on xx, the property is vested in the name of xx."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91222667	xx	xx	xx	561-692	2000510289929	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$165.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,024.82	12.700%	360	360	xx	xx	$24,483.88	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/10/2012	$93,277.31	$7,165.52	5.000%	$470.76	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 06/20/2019 to 4/25/2020, 06/01/2020 to 8/26/2020, 11/24/2020 to 4/28/2021. However, we require 24 months of the collection comments. The comments are missing from 05/01/2020 to 05/31/2020, 09/01/2020 to 10/31/2020."	* ComplianceEase TILA Test Failed (Lvl 2) "The funding date is before the third business day following consummation. The transaction date is 12/XX/2007 and the ROR expiration date is 12/XX/2007.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Application Missing (Lvl 2)     "Final 1003 missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as the loan is failing for the TILA right of rescission test.
The transaction date is 12/XX/2007 and the ROR expiration date is 12/XX/2007, as the funding date is before the third business day."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR signed by borrower but not hand dated."
* Missing Required State Disclosures (Lvl 2)     "Following disclosure are missing from the Loan File,
																																																																																																								1.Agent Preference Disclosure"		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76999950	xx	xx	xx	561-692	2000510205957	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$88.59	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$497.07	9.330%	240	240	xx	xx	$16,034.99	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Missing Dicsloures	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the collection comments dated 9/11/2017 the borrower was deceased on xx; however, no death certificate has been found in the loan file. Hence, unable to find the identification of the deceased borrower."	* Missing Required State Disclosures (Lvl 2) "Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans, Anti-Tying Disclosure, Financial Institution Choice of Insurance Disclosure these state disclosures are required for the state LA; however, these disclosures are missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing i the loan file ."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* Missing Required Disclosures (Lvl 2) "Initial Escrow Acct Disclosure and List of Service Providers disclosure are missing from the loan files."		D	D	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43547851	xx	xx	xx	561-692	2000510204301	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$6,709.47	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,681.23	9.310%	180	180	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission
Final Truth in Lending Discl.
Missing Required State Disclosures
HUD-1 Closing Statement
Notice of Servicing Transfer
Credit Application
Affiliated Business Disclosure
Good Faith Estimate
Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 settlement statement along with itemization and estimated HUD is missing from the loan file."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following disclosures are missing from the loan file namely as
1) Commitment Requirement/Anti-Tying
2) Collateral Protection Insurance Disclosure
3) Non-Deposit Investment Product Disclosure Are there any promotional materials?
4) Insurance Solicitation/Post Commitment Requirement
5) TX Loan Agreement Notice
6) Choice of Insurance Notice
7) Non-Deposit Investment Product Disclosure"
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "The review of the Pro-title report dated 2/2/2018 shows that there is an IRS lien in the amount of $86044.18 in the favor of xx which was recorded on xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing transfer document is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "1. List of Service providers disclosure is missing
2. Initial Escrow and List of Service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business disclosure is missing in the  loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed as no assignments have been found. Missing assignment to xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final  GFE is missing from the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "An Appraisal report is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2572653	xx	xx	xx	561-692	2000510205453	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$590.41	10.440%	240	240	xx	xx	$14,542.43	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/03/2013	$63,007.09	$4,270.24	5.000%	$424.25	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Credit Application	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of XXXX out of total claim in the amount of XXXX (Amount of claim Do not deduct the value of collateral). No evidences available that confirm the cram down on subject property. No indication of cram down of the subject loan."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment is not completed as the subject mortgage is currently with "xx.""
* Missing Required State Disclosures (Lvl 2)     "The following state (Illinois) disclosures are missing from the loan file:

1. IL Collateral Protection Insurance Notice"
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "The LTV of the subject loan is exceeded xx due to appraised value of the subject property which is in the amount of xx and it is less than loan amount of xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60729961	xx	xx	xx	561-692	19394	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,262.11	05/07/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$995.90	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/26/2016	$141,769.03	Not Applicable	4.250%	$614.74	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Title Policy Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Title policy missing (Lvl 3) "Final Title Policy is missing from the loan file; however commitment is available at "37645819-Title Commitment-XX
* Recent Foreclosure Sale - Need Update (Lvl 3) "According to the servicing comments and documents available in the loan file the foreclosure was initiated and referred to attorney on 10/XX/2017. The complaint was filed on 10/XX/2017 with caseXX The previous sale was scheduled on 5/30/2018 but the sale was canceled and foreclosure was put on hold due to the bankruptcy filed by borrower on 2/9/2018. The sale has been postponed to 8/8/2018. The loan is currently in active bankruptcy; however, the servicer had scheduled future sale date for 8/8/2018. The servicer is proceeding with FC sale date and bankruptcy at same time. No further details available regarding FC and BK proceedings as comments available only till 5/29/2018."	* MI, FHA or MIC missing and required (Lvl 2) "LTV is greater than 100% hence required MI Cert which is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Property is located in CO state and the required disclosures for this state are missing from the loan file as follow.
1. Property Insurance Disclosure
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "According to the updated title report dated 6/25/2018 there is one IRS lien against the borrower in the amount of $1,077.34 which was recorded on 11/25/2015 in favor of Department of Treasury-IRS."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76301654	xx	xx	xx	561-692	16239	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$327.11	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$385.35	7.937%	360	360	xx	xx	$33,565.59	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Title policy missing (Lvl 3) "Final Title policy is missing from the loan file. However, Commitment is available in loan file."
* Amount of title insurance is less than mortgage amount (Lvl 3) "Final TPOl is missing in the loan file; however, commitment is available. Amount of mortgage insurance as per Commitment is xx which is less than original loan amount of xx."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State and the FL state requires total 3 disclosures, some of them are available in the loan file. However other required disclosures are missing from it as follows.
1) Anti-Coercion Notice
2) Radon Gas Disclosure
3) Insurance Sales Disclosure."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	242356	xx	xx	xx	561-692	2000510213186	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,461.24	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,332.41	9.410%	360	360	xx	xx	$40,782.49	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	2.136%	$648.38	Unavailable	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Modification Missing Required State Disclosures Credit Application Title Evidence Right of Rescission Notice of Servicing Transfer	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,332.41 with the interest rate of 9.41% and a maturity date of 05/XX/2037. The P&I as per payment history is $648.38 and rate of interest is 2.136%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
According to payment history, the borrower has been making payment with the modified P&I of $648.38 from xx.
However, the loan modification agreement is missing from the loan file."
* Missing Title evidence (Lvl 4) "Final Title Policy at origination along with commitment and preliminary report is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $324,571.13 $324,708.38 -$137.25.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $324,571.13 $324,708.38 -$137.25."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "According to updated title report dated 02/01/2018, the chain of assignment has not been completed. The last assignment is from xx to xx which was recorded on xx. The assignment should be with xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
1.VA Application Disclosure.
2.Choice of Settlement Agent Disclosure.
3.Disclosure of Charges for Appraisal or Valuation.
4.Copy of Appraisal or Statement of Appraised Value."
* Application Missing (Lvl 2)     "Final 1003 application is missing in the loan."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $324,708.38. The disclosed finance charge of $324,571.13 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $324,708.38. The disclosed finance charge of $324,571.13 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing from the loan file."		D	D	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27724211	xx	xx	xx	561-692	2000510219660	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$2,778.18	$1,350.82	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$689.21	11.000%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$657.85	Unavailable	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Credit Application
Affiliated Business Disclosure
Modification
Missing Required Disclosures
HUD-1 Closing Statement
Right of Rescission
Origination Appraisal
Missing Required State Disclosures	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $689.21 with the rate of interest 11.00000 % and a maturity date of 4/XX/2039. The P&I as per payment history tape data is the $657.85 and PITI is $657.85 and unable to determine the rate of interest. However, there is decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Comment history is incomplete (Lvl 3) "The Comment history is incomplete. The Comment history is available from 7/12/2019 to 1/31/2021 and 3/1/2021 to 4/14/2021. However we require 24 month comment history. The Comment history is missing from 5/1/2019 to 6/30/2019 and 2/1/2021 to 2/28/2021."
* Amount of title insurance is less than mortgage amount (Lvl 3)     "As per note, the loan amount is xx and as per  final TPOL the amount of insurance is xx which is less than mortgage amount."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "HUD-1 (settlement statement) along with estimated hud and itemization is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 3) "According to the updated title report dated 2/2/2018, the 2016 annual taxes are delinquent in the amount of $2778.18. This can be cured by pay off for delinquent taxes with unpaid interest."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file"
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file"
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure document are missing from the loan file
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "As per updated title report dated 2/2/2018, there is a State Tax lien in the amount of XXXX which was recorded on xx in the favor of xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11161836	xx	xx	xx	561-692	2000510213818	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$0.00	03/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$654.50	8.749%	360	360	xx	xx	$10,910.38	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$81,108.50	Not Applicable	5.004%	$473.35	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer Modification	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $19185.66 as unsecured portion out of claim amount xx No document or servicing comments were found that indicates property had a cram down."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 7/25/2019 to 8/28/2019, from 10/24/2019 to 5/12/2021. As we require 24 onths comment history, the comment history is missing from 6/1/2019 to 6/30/2019, from 9/1/2019 to 9/30/2019."
* Loan appears modified. Mod missing or unexecuted (Lvl 3)     "This is conventional fixed rate mortgage with P&I of $654.50 with the rate of interest 8.74920 % and a maturity date of 2/5/2037. The current P&I as per payment history is the $473.35 and rate of interest is 5.000 % however, there is screen shot of adjustment of terms details is available in the loan file (Doc locator#xx) which shows that the term of the loan has been changed through the AOT dated on xx with new P&I $473.35, new interest rate 5.0004% and revised maturity date is 01/05/2039. However, Adjustment of terms is missing from the loan file.

Updated Comment:-
This is conventional fixed rate mortgage originated with P&I of $654.50 with the rate of interest 8.7492% and a maturity date of 2/5/2037. The current P&I as per updated payment history as of 5/3/2021 is $473.35 and rate of interest is 5.000%. Hence, there is difference in P&I & rate of interest with respect to note data and the extension of maturity to the new maturity date 1/5/2039 which seems that there would be a possibility of modification. There is screen shot of AOT is available in the loan file (Doc locator#xx) which shows that the terms of the loan has been changed through the AOT dated on xx with new P&I $473.35, new interest rate 5.0004% and revised maturity date is 01/05/2039. However, the executed copy of AOT is missing from the loan file."	* Missing Required Disclosures (Lvl 2) "List of Service Providers and Initial Escrow Acct. Disclosure document is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Title Review shows break in assignment  (Lvl 2)     "The chain of the assignment has not been completed. The latest assignment is from xx which was recorded on xx; however, the missing assignment is to xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is  missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* MI, FHA or MIC missing and required (Lvl 2)     "As per note, loan type is conventional. Appraisal report shows original appraised value is xx and value used by lender for LTV is xx. Hence, LTV is greater than xx. however, MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."		D	D	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36549665	xx	xx	xx	561-692	2000510221660	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$1,493.12	$1,955.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$566.00	11.430%	181	181	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission Missing Required State Disclosures Credit Application	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 3) "According to updated title report dated 02/01/2018, 2016 County annual taxes were delinquent for the amount of $1493.12 which will be good through till 03/09/2018. This can be cured by paying off above unpaid taxes."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* State Tax Judgment (Lvl 2)     "According to updated title report dated 02/01/2018, there is an active state tax judgment against the borrower xx, in the favor of xx for the amount of $192.76, which was recorded on xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Property address changed since origination - address on updated title different from note (Lvl 2)     "According to warranty deed which was recorded on xx and tax document, the subject property address is “xx”. However, the subject mortgage which was recorded on xx shows “xx”."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required disclosure are missing from loan file: 1.Insurance Tying Disclosure 2.Non-Deposit Insurance Disclosure 3.Equal Credit Availability Notice."
																																																																																																								* Application Missing (Lvl 2) "Final loan application is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60856947	xx	xx	xx	561-692	16263	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	xx	$0.00	$2,440.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	$628.72	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	6.000%	$564.64	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Modification Notice of Servicing Transfer Mortgage Insurance Initial Escrow Acct Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "As per updated title report dated 2/12/2018, there are 3 HOA/COA liens on the subject property, first one is in the amount of $2,164.85 which was recorded on xx, second one is in the amount of $2,164.85 which was recorded on xx and third one is in the amount of $3,561.20 which was recorded on xx in favor of xx. The subject property is located in TX state. There is a risk of the property to be getting foreclosed due to above unpaid liens. It can be cured by paying off above said lien with interest and late charges (if any)."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the collection comment dated 4/7/2020, the borrower has applied for assistance regarding Covid-19 loss mitigation packet. The comment dated 5/28/2020 shows the FB plan was approved from the period 3/1/2020 until 5/1/2020 in the amount of $938.00."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "This is conventional fixed rate mortgage originated with the P&I $628.72 and the rate 5.875% & the maturity date 5/1/2037. As per the updated payment history, the current P&I is $564.64 and rate is 6%. Hence, there is difference in P&I and interest rate with respect to note data which seems that there would be a possibility of modification. Also, the borrower is not paying as per the prior Mod (done on xx). The collection comment dated 12/31/2019 shows the new Mod has been completed with the effective date xx & new maturity date 11/XX/2049. However, the copy of executed Mod is missing from the loan file."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is on other lien position. As there are 3 XXXX liens on the subject property, first one is in the amount of XXXX which was recorded on xx, second one is in the amount of $XXXX which was recorded on xx and third one is in the amount of $XXXX which was recorded on xx in favor of xx. The subject property is located in TX state."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."
* The property has unrepaired damages (Lvl 3) "According to the recent collection comment dated 1/8/2021, the borrower stated that the roof got damaged due to “Wind”. The borrower said that she has an insurance claim check for a little over $8K for roof damage and she needs to get the check thisvxx because her kitchen is leaking. The comment dated 2/13/2021 shows the contractor is now looking for roof construction work. But, currently the repairs are not started yet."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in TX State. The following require disclosure are missing in the available loan files.
1)TX Loan Agreement Notice
2)Commitment Requirement/Anti-Tying
3)TILA Disclosures in Spanish
4)Choice of Insurance Notice
5)Collateral Protection Insurance Disclosure
6)Non-Deposit Investment Product Disclosure Are there any promotional materials?
7)Insurance Solicitation/Post Commitment Requirement"
* Title Review shows break in assignment  (Lvl 2)     "There is no chain of assignment of mortgage, it should be currently with xx"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is xx which is greater than xx hence, MI certificate is required; however it is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94710454	xx	xx	xx	561-692	561-130	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,168.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$1,020.00	$1,566.34	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$46,250.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $14,976.37 as unsecured portion out of claim amount xx. Did not see comments indicating a cram down."	* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy under chapter 13 with the case#xx on xx. The plan was confirmed on xx. As per chapter13 plan which was filed on xx, the debtor shall pay to the trustee an amount of $1,878.78 per month for 60 months. The creditor xx had filed POC on xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Property Damge (Lvl 2)     "Collection comment dated 10/18/2016 shows monetary damages; however, no more information nature of damage or amount of damage is mentioned in the collection comments. Also no comment is found stating that the damages have been repaired or not."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to determine from the available loan files."
* Missing Required State Disclosures (Lvl 2)     "As the property is located in MI state, the required following disclosures are missing from the loan files.
1.MI Borrower's Bill of Rights
2.MI Consumer Caution and Homeownership Counseling Notice
3.Choice of Insurance Agent"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26484036	xx	xx	xx	561-692	2000510221826	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$390.75	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$735.13	11.783%	240	240	xx	xx	$11,169.81	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure Affiliated Business Disclosure Mortgage Insurance Credit Application	xx	3: Curable	* Missing Required State Disclosures (Lvl 2) "Subject property is located in Alabama state and AL state requires 'Choice of Insurer' disclosure, which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 (Application) is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all the borrowers."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68751700	xx	xx	xx	561-692	17094434	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,976.96	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,278.14	10.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$165,765.25	$39,369.09	2.000%	$382.76	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Loan Program Info Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Servicing comments are available from 6/21/2019 to 7/18/2019, from 9/10/2019 to 11/15/2019, from 1/6/2020 to 3/16/2020, from 9/16/2020 to 11/19/2020 and from 2/19/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 5/1/2019 to 5/31/2019, 8/1/2019 to 8/31/2019, 12/1/2019 to 12/31/2019, 4/1/2020 to 8/31/2020, 12/1/2020 to 1/31/2021 and 3/1/2021 to 4/30/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from lenders' documents."
* Title shows an assignment chain break (Lvl 2)     "The assignment was transferred from xx which was recorded on xx and from xx which was recorded on xx. Missing assignment from  xx."
* Missing Required State Disclosures (Lvl 2)     "Following (GA) state disclosures are missing from the loan file. 1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* TIL not hand dated (Lvl 2)     "Final TIL is signed but not hand dated by all borrower."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure missing from loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan files."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3654796	xx	xx	xx	561-692	2000510205319	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$654.28	11.250%	360	360	xx	xx	$35,148.38	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Good Faith Estimate Title Evidence	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."
* Missing Title evidence (Lvl 4) "Final title policy along with commitment and preliminary report is missing from the loan file."	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/1/2019 to 11/27/2020, 1/4/2021, 3/5/2021 to 4/26/2021. However, we required the latest 24 months of comment history. The comment history is missing from 12/1/2020 to 12/31/2020, 2/1/2021 to 2/28/2021."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in TX state. The following required state disclosures are missing from the loan file.
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement, Construction Loan Disclosure."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is not singed by borrower."
* Title shows an assignment chain break (Lvl 2)     "According to the updated title report dated xx, the chain of the assignment has not been completed. The last assignment was done from xx which was recorded on xx. Missing assignment to xx."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider document is missing from the loan file."		B	B	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19076666	xx	xx	xx	561-692	2281365	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,306.36	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$1,054.17	$1,468.26	6.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$46,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* Property Damage (Lvl 3) "According to XXXX affidavit document found in the loan file, located at xx, dated xx, the subject property had fire and/or extended damage in the total amount of $15,454.47. The borrower received the insurance claim from xx in the total amount of $9,240.30, still there was a gap of $6214.17 between damage amount and the claim received amount. The available latest servicing comment does not reflect any damage or repair to the subject property. And, the latest BPO report is not available in the loan file to determine exterior or interior condition of the subject property."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/1/2019 to 8/31/2019, 11/1/2019 to 11/30/2019, 2/1/2020 to 2/28/2020, 4/1/2020 to 7/31/2020 and 9/1/2020 to 4/30/2021. However, we require latest 24 months of payment history. Payment history is missing from 9/1/2019 to 10/31/2019, 12/1/2019 to 1/31/2020, 3/1/2020 to 3/31/2020 and 8/1/2020 to 8/31/2020."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers document is missing from the loan files."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in AL State. The required Choice of Insurer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the available loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. The assignment is missing from xx to xx recorded on xx."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43986413	xx	xx	xx	561-692	561-130	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,200.64	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,464.70	9.250%	360	480	xx	xx	$14,974.00	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/03/2011	$153,087.19	Not Applicable	4.250%	$811.48	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Affiliated Business Disclosure Missing Required Disclosures Missing Required State Disclosures HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx	3: Curable	* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 3) "Borrower filed BK case#xx on xx and the plan was confirmed on xx. The confirmed plan has a clause xx stating court ordered debtor to sell/refinance the subject property and pay to trustee from proceeds at closing and satisfy all secured creditors having secured claims on subject property no later than xxx.The debtors shall provide notice to all creditors of the sale. Currently Debtor is making ongoing payments which are applied for xx due dates (last payment on 1/17/2018 and applied for due date 9/1/2014). There would be a possible sale in 2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is missing in the loan files; however, the values are updated as per the Itemization located at (xx)."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm due to missing documents."
* MI, FHA or MIC missing and required (Lvl 2)     "PMI certificate is missing in the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment has not completed. Currently, the  assignment is with xx, which was recorded on xx; however, the missing assignment is to  xx."
* Missing Required Disclosures (Lvl 2)     "The required list of service providers is missing in the loan files."
* Missing Required State Disclosures (Lvl 2)     "The state disclosure are missing as follows:
Oregon Forced Placed Insurance Notice,
escrow notice of loans sold to out-of-state purchases within one year, anti-coercion notice,
insurance premium notice,
insurance sales notice,
civil union/domestic partnership addendum to uniform residential loan application."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing in the file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "As per tape the borrower was delinquent for 36+ months. However, as per latest payment history borrower is current."
																																																																																																									* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner."	A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50142758	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$7,460.93	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,819.67	9.850%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Title Policy Missing Required State Disclosures	xx	4: Unacceptable	* Title policy missing (Lvl 3) "Final title policy at the time of origination is missing from the loan file; however, Title Commitment is available in the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of services provides disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is not completed as the subject mortgage is currently assigned to "xx.""
* Missing Required State Disclosures (Lvl 2)     "The following state (Tx) disclosures are missing from the loan file:

1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Collateral Protection Insurance Disclosure
4. Non-Deposit Investment Product Disclosure Are there any promotional materials?
5. Insurance Solicitation/Post Commitment Requirement"	* Property Damage (Lvl 1) "The servicing comment available on 10/31/2017 states that the property was damaged due to wind from Hurricane and the repairs are completed and borrower was asking to insurance company to release fund and the claim check was later frozen.

																																																																																																									Update: The comment dated 2/28/2018 states that repairs are completed. The latest comment dated 2/12/2019 states that the borrower fell behind the payments because of 2 floods that happened. They did all the repairs themselves."	A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90094071	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	$0.00	$522.87	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$687.63	8.200%	240	240	xx	xx	$25,614.21	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Title Policy Credit Application Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in lower lien position as there are 3 real estate tax liens found open total in the total amount of $496.10 in favor of xx. There is a risk of property getting foreclosed by above said liens."
* Title Review shows major title concern (Lvl 4) "As per updated title report dated 3/5/2018, there are three active real estate tax liens in favor of xx. 1st is for the amount of $XXXX which was recorded on xx, 2nd is for the amount of $XXXX which was recorded on xx and the 3rd is for the amount of $XXXX which was recorded on xx.The subject property is located in PA state, which is a super lien state. There is a possibility of foreclosure due to above unpaid taxes. This can be cured if the above taxes are paid off with accrued interest and late charges if any."	* The property has unrepaired damages (Lvl 3) "As per the comment dated 7/16/2012, the subject property had repairs to kitchen and basement. The kitchen was restored completely. However, the second floor and the basement were yet to restore. The repair amount is not mentioned in collection comments. There is no any comments found pertaining property damage or repairs. Latest BPO is unavailable in the loan file. Hence, unable to confirm above said damages have been repair or not.

Updated Comments:

The comment dated 10/1/2020 shows that the 20 shingles were missing from the front/back of the house due to wind damage. As per comment dated 11/30/2020 the property had damaged and the total damage value was xx deductible and the net claim amount was $3,923.82. No more evidences have been found regarding damage or repair."
* Title policy missing (Lvl 3)     "Final Title policy is missing in the loan, the values are updated as per the Commitment which is located at "xx"."
* Deceased Borrower(s) (Lvl 3) "As the updated title dated 3/5/2018, the borrower xx was deceased on xx. However, the Death certificate is not found."	* Title shows an assignment chain break (Lvl 2) "As per the review of updated title report dated 03/05/2018, the chain of assignment of mortgage has been incomplete. Currently, the assignment is from xx which was recorded on xx. Missing assignment to xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx public guidelines) Predatory Lending Guidance: Fail
GSE (xx public guidelines) Points and Fees Test: Fail, Loan Data: $4,292.00,  Comparison Data: $4,050.00, Variance: +$242.00
GSE (xx public guidelines) Points and Fees Test:: Fail,  Loan Data: $4,649.00,  Comparison Data: $4,050.00, Variance: +$599.00

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences

This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* Application Missing (Lvl 2)     "Final 1003 Application is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer is missing in the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Required state disclosures are missing in the loan file."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,884.15	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2434178	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,149.81	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$678.12	10.200%	180	180	xx	xx	$9,476.60	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Credit Application	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Missing Required State Disclosures (Lvl 2) "The property is located in the TX state, so the following required state disclosures are missing from the loan files.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Application Missing (Lvl 2) "Final application is missing in the loan file."	* Property Damage (Lvl 1) "As per document located at "xx" the property had the following repairs in the amount of $1,235.00.
																																																																																																									Replaced entry door, threshold, trims and weather stripping. Replaced the door going in to garage, replaced bedroom door, frame and trims, painted frame and trims to bedroom door and stain, seal and varnish door. Entry doors were also painted. Replace window sill to window in garage and paint seal. Replaced handle to garage overhead door. Haul trash and debris to sanitary landfill."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60282991	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$1,157.76	$1,062.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$566.97	8.331%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/07/2008	$78,004.63	Not Applicable	8.331%	$596.36	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "Payment history is available in the file from 12/12/2017 to 3/5/2018; however, we require latest 12 months payment history; Payment history is missing from 4/1/2017 to 12/1/2017."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $12,697.00 out of total claim in the amount of xx (Amount of claim Do not deduct the value of collateral)."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (TX) disclosures are missing from the loan file:

1. TX loan agreement notice
2. Commitment requirement/Anti tying
3. Collateral Protection Insurance Disclosure
4. Non-Deposit Investment Product Disclosure Are there any promotional materials
5. Insurance Solicitation/Post Commitment Requirement"
* Title Review shows break in assignment  (Lvl 2)     "There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from "xx", however currently the mortgage is with xx (which confirms the latest assignment is complete, but a gap in b/w)."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "2017 year annual county taxes of $1,157.76 are delinquent."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct. disclosure is missing from the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	D	D	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94527346	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	No	Second	xx	$0.00	$5,241.70	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,216.95	5.145%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer
Affiliated Business Disclosure
Good Faith Estimate
Credit Application
Right of Rescission
Final Truth in Lending Discl.
Missing Required State Disclosures
Initial Escrow Acct Disclosure
Origination Appraisal
HUD-1 Closing Statement
Title Evidence	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in "NJ" State that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance."
* Missing Title evidence (Lvl 4) "Final title policy at origination is missing from loan file; also neither commitment nor preliminary title policy is available in file."	* Title Review shows major title concern (Lvl 3) "As per updated title report dated on 3/12/2018, there is HOA Lien /COA Lien found against the subject property in the amount of $6065.24 which was recorded on xx in the favor of xx. The subject property located in NJ State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens. It can be cure if this unpaid non mortgage lien is paid off."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is in second lien position. ProTitle has confirmed in their title report that, there is HOA Lien /COA Lien found  against the subject property in the amount of $6065.24 which was recorded on xx in the favor of xx, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, neither estimated hud-1 nor itemization is available in the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan files."
* Application Missing (Lvl 2)     "Final loan application is missing from the loan files."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in NJ. The following required disclosures are missing in the available loan files.
1) NJ Application Disclosure.
2) Delivery Fee Authorization.
3) Lock-In Agreement.
4) Commitment Disclosures."
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete. Currently the assignment is with xx which was recorded on xx; however, current assignment should be with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
																																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22341832	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$27,782.38	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$3,390.71	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Evidence
Notice of Servicing Transfer
Origination Appraisal
Final Truth in Lending Discl.
Missing Required State Disclosures
Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Loan Program Info Disclosure	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy at the time of origination and Title Commitment/Preliminary Policy are also not available in the file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are also not available from the file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Initial Escrow account disclosure and List of servicing disclosure are missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to the payment history as of 5/3/2021, the borrower is current with the loan and the UPB reflected is in the amount of $721,336.05. However, tape data shows, the borrower has been delinquent for 55 months."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (NY) disclosures are missing from the loan file:  1.  Choice of Insurer Disclosure 2.  Freedom to Choose Insurance Company and Insurance Professional 3.  NY Consumer Credit Disclosure / Fair Credit Reporting Notice 4.  NY Interest Rate Disclosure 5.  Mortgage Bankers and Exempt Organizations Pre-application 6.  Commitment Disclosure 7.  Lock-in Disclosure 8.  Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12201753	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$5,963.82	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,599.47	8.250%	360	480	xx	xx	$26,000.00	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2012	$419,500.25	Not Applicable	2.000%	$1,396.56	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title dated 03/05/2018, the subject mortgage is in lower lien position as there are multiple ECB violations (under Mun/Code lien) against the borrower "xx"(Borrowers) in the favor of xx for the amount of XXXX which was recorded on xx. The subject property is located in the state of New York. There is a possibility of property getting foreclosed due to unpaid xx."
* Tax Lien showing on the subject property (Lvl 4)     "As per updated title report dated 3/5/2018, there is a real estate tax lien found against subject property in the amount of XXXX with the xx which was recorded on xx. The subject property is located in the state of New York. There is the possibility of foreclosure due to unpaid RE tax liens. This can be cure by paying off above said liens with unpaid interest and late charges."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Title Review shows major title concern (Lvl 3) "The subject mortgage was originated on xx which was recorded on xx with lender xx in the amount of xx which was recorded on xx. As per the updated title report dated 03/5/2018, there is an active prior mortgage in the amount of xx which was recorded on xx with lender xx. The satisfaction or release document has been found. However, the xx mentioned on the satisfaction of mortgage does not match with the document#xx mentioned on the mortgage recording page. Also, the alert note states that the satisfaction is signed by the wrong party and reference of the mortgage described in the satisfaction does match with a senior mortgage. HUD-1 does reflect pay-off to xx in the amount of xx. Title policy dated xx by xx does not show any exception in schedule B for any previous mortgages or liens. The title policy is clear. Possible title claim can be filed."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D of Voluntary Petition shows the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx, however, the unsecured portion is $15,051.00. The bankruptcy case has not been discharged or dismissed yet. The loan is active in bankruptcy; however, the POC which was filed on xx doesn't reflect any unsecured claim."	* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value for origination from the available loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY state. The required disclosures in NY state are missing from the loan files which are listed as follow:
1. NY Interest Rate Disclosure.
2. Tax Escrow Account Designation.
3. Mortgage Bankers and Exempt Organization Pre-application.
4. Part 80 Disclosure.
5. Alternative Mortgage Transaction Disclosure
6. Co-Signer Notice Requirement.
7. Default Warning Notice
8. Smoke Alarm Affidavit.
9. Subprime Home Loan Counseling Disclosure.
10.Subprime Home Loan Tax and Insurance Payment Disclosure
11.Subprime Home Loan Disclosure
12. Commitment Disclosure
13. Lock-in Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan files."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92614491	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$870.09	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$515.82	7.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/18/2013	$80,789.37	Not Applicable	5.000%	$472.29	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Missing Dicsloures Affiliated Business Disclosure	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "The following stated disclosures are missing in the loan file.
Homeownership Protection Center Disclosures and Fair Housing Notice."
* Operative index value is unable to confirm (Lvl 2)     "Operative index vale unable to determine from available loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of servicing providers disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45570341	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$1,107.67	$1,355.67	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$797.37	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2015	$124,914.67	Not Applicable	4.500%	$650.68	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure	xx	3: Curable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per Modification agreement made on xx located at "xx" the amount of xx has been written off in which principal balance is $2620.03 and late charge is $32.06. Written off amount from principal balance is more than 2.00% of principal balance."	* Lost Note Affidavit (Lvl 3) "Lost note affidavit made on xx is found in the loan file at locator "xx" which states the original note was lost. The duplicate copy of note is located in the same file.""
* Title Review shows outstanding delinquent taxes (Lvl 3)     "Updated title report dated 3/5/2018 shows that below mentioned taxes are delinquent.
1). 2nd installment of combined taxes have been delinquent in the amount of $809.17 for the year 2016.
2). Annual utilities taxes have been delinquent in the amount of $298.50 for the year 2017."	* Missing Required Disclosures (Lvl 2) "List of services providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file

Disclosure of Additional Fees
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)"
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is xx which is greater than xx  hence MI certificate is required; however, it is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "Updated title report dated on 3/5/2018 shows that there is a state tax lien against the subject borrower in the amount of $710.59 which was recorded on xx and filed by xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88481030	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,106.09	Unavailable	Unavailable	No	Bankruptcy	Chapter 11	xx	$0.00	No	xx	Not Applicable	$3,793.22	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	20.158%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/02/2015	$597,938.53	Not Applicable	5.750%	$4,179.52	xx	Lower Interest Rate	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Deceased Borrower(s) (Lvl 3) "The property was transfered from prior owners to xx. The loan was originated on xx and was recorded on xx by xx. According to death certificate located at (xx) the grantee /deed owner xx had deceased on xx."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. The latest assignment of mortgage is with xx. However, it should be with xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "As per Voluntary petition filed on xx, loan has been determined to have an unsecured debt in the amount of $ $252,401.88"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower has filed bankruptcy under chapter 11 with case # xx and it was recorded on xx. The plan was confirmed on xx. The bankruptcy case was then terminated on xx due to the plan of the above named debtor has been substantially consummated and the case was closed."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of north carolina. The following state disclosures are required and are missing from the loan file.
1) Amortization Schedule Disclosure.
2) Credit Property Insurance Disclosure.
3) Fee Agreement.
4) Priority of Security Instrument Disclosure.
5) Attorney Selection Disclosure."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		D	D	Minimal	Not Covered	Pass	No Result	Not Covered	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50265011	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$2,006.85	$2,006.85	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,659.53	8.125%	480	480	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$481,814.00	$176,691.23	4.000%	$1,231.24	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal
Notice of Servicing Transfer
Missing Required State Disclosures
HUD-1 Closing Statement
Affiliated Business Disclosure
Final Truth in Lending Discl.
Credit Application
Loan Program Info Disclosure
Right of Rescission	xx	3: Curable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the state Massachusetts which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 3) "As per updated title review there is a state tax lien (IRS lien) against borrowers in the amount of $723.12 held by xx which was recorded on xx under instrument # xx. The available evidence shows the subject land is taken for non-payment of taxes as defined in section xx of said chapter xx assessed thereon to xx. Also the same shows this form is approved by the department of revenue, it verifies this is personal taxes."	* Missing Appraisal (Lvl 2) "Appraisal report at origination is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "Updated title report dated 3/8/2018 shows 2018 combined annual taxes has been delinquent in amount of $2006.85 and due date or paid to date is not available in the title report. There is no tax report available with updated title report however Pro-title has confirmed this is the searchers note."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the lender provided document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Disclosure is missing in the loan file ."
* Property Damage (Lvl 2)     "According to collection comment dated 10/27/2015 and latest BPO dated 11/11/2017, subject property needs some repairs to bring up to current condition. The repair cost is mentioned. Also the nature of damage is not available."
* Missing Required State Disclosures (Lvl 2)     "Following state (MA) disclosures are missing from the loan file:-
1)Lead-Based Paint Disclosure
2)Mortgage Loan Application Disclosure
3)Carbon Monoxide Alarms
4)MA Smoke Detector Certificate
5)Notice of the Specific Reason for Denial of Credit
6)Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file ."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file ."
* Application Missing (Lvl 2)     "Final 1003 along with underwriting transmittal is missing from the loan file ."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. Currently the assignment is with xx which was recorded on xx, it should be with xx."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26458069	xx	xx	561-692	16373	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$5,585.16	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$967.06	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2011	$141,411.37	Not Applicable	0.500%	$325.11	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Mortgage Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "The collection comments are available from 06/07/2019 to 04/24/2020, 06/12/2020 to 09/25/2020, 11/09/2020 to 12/28/2020, 02/02/2021 to 05/10/2021. However, we require 24 months of the collection comments. The comments are missing from 05/01/2020 to 05/31/2020, 10/01/2020 to 10/31/2020, 01/01/2021 to 01/31/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to confirm as supportive documents are missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Original LTV is xx; however MI certificate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Choice of Insurance Agent state disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "The chain of the assignment is not complete. The last assignment was done from xx, recorded on xx. It should assign to xx."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91806473	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,041.65	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$454.14	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$52,988.82	Not Applicable	0.125%	$113.18	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Credit Application Affiliated Business Disclosure	xx	3: Curable	* Missing Required State Disclosures (Lvl 2) "The subject property is located in NC state. The required disclosures in NC state are missing from the loan files which are listed as follow:
1)Amortization Schedule Disclosure
2)Credit Property Insurance Disclosure
3)Fee Agreement
4)Priority of Security Instrument Disclosure
5)Attorney Selection Disclosure"
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete as the current assignment is with xx. It should be with xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer document is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Updated: BK is not active."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test:
Loan data is $171.50 including Underwriting Fee $100.00 and Tax related service Fee $71.50. However, allowed is $162.38. Variance is +$9.12."
* Missing Required Disclosures (Lvl 2)     "The list of Service Provider document is missing in the loan file."
* Application Missing (Lvl 2)     "The review of 1003 application shows that, the 1003 was signed by borrower but date is not available. The values are updated as per the document (Located-xx)."
* Settlement date is different from note date (Lvl 2)     "The review of HUD-1 shows that, the settlement date is xx. However the note date is xx."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Variance is -$142.21
The finance charge is $99,199.53. The disclosed finance charge of $99,057.32 is not considered accurate because it is understated by more than $100."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test (TILA) and  first lien lender fees test (State Reg)"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing in the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9537104	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$470.30	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,005.07	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.378%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/27/2015	$135,514.33	$9,000.00	4.500%	$568.76	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per Schedule-D in voluntary petition, shows unsecured portion in the amount of $46,011.02 out of total secured claim in the amount of $126,011.02."	* ComplianceEase State Regulations Test Failed (Lvl 2) "State Regulations.
This loan failed the late fees test.
Loan date 5.00% Comparison data 1.492% hence variance 3.508%"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
* Variation in Parcel number(APN#) (Lvl 2)     "As per Updated title report subject property address is xx AND Parcel # is xx. However parcel # on appraisal is xx. Also on Mortgage under short legal parcel # is xx. But under full legal description parcel # xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in WV. The following required disclosures are missing in the available loan files.

WV Collateral Protection Insurance Notice 1
Co-Signer Notice
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure
Financial Institution Insurance Disclosure
Non-Deposit Investment Product Disclosure"
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "State Regulations.
This loan failed the late fees test."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45248244	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,275.92	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,108.54	5.000%	360	360	xx	xx	$13,050.84	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.757%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$822.74	Unavailable	Unavailable	xx	xx	xx	xx	Loan Program Info Disclosure Missing Required State Disclosures Modification Affiliated Business Disclosure	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional ARM mortgage originated with the P&I $XXXX & interest rate 5% with the maturity date 4/XX/2034. As per the review of updated payment history, the current P&I is $XXXX and the rate is 5%. There is difference in P&I & rate of interest with respect to note data and the maturity has been extended to new maturity date “2/XX/2056” seems to be possibility of new modification. The prior Mod was made in the year xx but the current P&I does not match with prior Mod. The tape data shows the loan was modified in the year xx with the effective date xx. But, the copy of executed Mod is missing from the loan file."	* Active Judgment Against Borrower (Lvl 3) "Updated title report dated 3/5/2018 shows there is certificate of judgment (Lien) against the borrower in the amount of $2405.89 with instrument #xx in the favor of xx which was recorded on xx."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure is missing from the loan file."
* Active State Tax Lien Judgement. (Lvl 2)     "As per updated title report dated 3/5/2018 there are two junior active state tax liens against subject borrower. First one is in the amount of $650.37 which was recorded on xx and second one is in the amount of 535.84 which was recorded on xx in the favor of xx."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from lenders provided documents."
* Missing Required State Disclosures (Lvl 2)     "Following (OH) state disclosures are missing from the loan files.
1) Non-Deposit Insurance Disclosure
2) Equal Credit Availability Notice
3) Insurance Tying Disclosure"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. Currently the assignment is with xx which was recorded on xx. Currently the assignment should be xx."
* TIL not hand dated (Lvl 2)     "Final TIL is signed but not hand dated by the borrower."
* Settlement date is different from note date (Lvl 2)     "As per original Note the note Date is xx  however, HUD-1 shows settlement date is xx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78386337	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,349.20	Unavailable	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$812.21	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2013	$77,067.11	$7,714.52	6.250%	$459.42	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Loan Program Info Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
Equal Credit Availability Notice, Insurance Tying Disclosure and Non-Deposit Insurance Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value source could not be found in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Property address changed since origination - address on updated title different from note (Lvl 2)     "As per note document subject property address is "xx. However, pro title report dated 3/5/2018 states that the subject property address is " xx". There is difference in xx suffix."
* Cash out purchase (Lvl 2)     "As per final HUD-1, the cash to borrower is xx. However, this is a purchase transaction."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99284980	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$552.95	Unavailable	xx	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$707.37	10.740%	360	360	xx	xx	$8,648.30	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Credit Application Missing Required State Disclosures Origination Appraisal	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/10/2019 to 1/21/2021 and from 3/1/2021 to 5/6/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 2/1/2021 to 2/28/2021."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $43,927.00 as unsecured portion out of claim amount $83,927.00. No comment was found stating the property had a cram down."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Title shows an assignment chain break (Lvl 2)     "According to updated title report dated 03/06/2018, the chain of the assignment has not been completed.  The last assignment is from xx to xx which was recorded on xx. The assignment should be with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $178,870.09 $178,976.33 -$106.24
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $178,870.09 $178,976.33 -$106.24"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC state. The required disclosures in NC state are missing from the loan files which are listed as follow:
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Property is Manufactured Housing (Lvl 2)     "The subject mortgage was originated on xx. The original appraisal report is missing from the loan file. As per appraisal report located at “xx” dated xx shows the property type as Manufactured Home. The home has been attached to a permanent foundation. The wheels, axles, towbar or hitch were removed and underpinned with a brick skirting. The serial # for manufacture home is xx. As per latest BPO report dated xx  and tax document, the subject property type is single family."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $178,976.33. The disclosed finance charge of $178,870.09 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $178,976.33. The disclosed finance charge of $178,870.09 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7036668	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$486.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,385.43	8.300%	240	240	xx	xx	$35,028.46	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.861%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2012	$140,460.61	Not Applicable	5.250%	$1,163.77	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The comments history is available from 6/9/2016 to 3/5/2018; however, as we require latest 24 months collection comments, comment history are missing from 3/1/2016 to 6/8/2016."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in TN State. The following state disclosures are missing in the loan files.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is incomplete. Currently the assignment is with xx; however, current assignment should be with xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for state regulation test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Brokerage/Finder Fee Test: FAIL $6,168.00 $3,240.00 +$2,928.00 due to following fees;
Loan Origination Fee $4,860.00
Processing Fee $525.00
Underwriting Fee $363.00
Administration Fee $420.00
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy chapter #13 with the case #xx on xx. The POC was filed on xx. As per the review of available servicing comments as of 5/12/2021, no evidence has been found regarding the POC bar date. As per the comment dated 10/XX/2019, the bankruptcy case was discharged in 10/XX/2019."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94047777	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$10,701.82	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$2,030.00	$2,685.26	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	51.010%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2011	$429,119.38	Not Applicable	5.000%	$2,069.20	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Notice of Servicing Transfer Missing Required State Disclosures Loan Program Info Disclosure	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 08/06/2019 the subject property has been damages due to storm and the date is loss is 07/10/2019. The roof has been damaged due to storm and need to replace. The amount of $12,172.22 is the repair cost of roof. The further comment dated shows 08/26/2019 the amount of $2100.00 check has been received and the $5000.00 check is about to receive. However, no comments have been found regarding the repair completion."	* Comment history is incomplete (Lvl 3) "Comment history is available from 06/09/2016 to 03/05/2018; however, we require latest 24 months collection comments. The comment history is missing from 04/01/2016 to 05/31/2016."
* Loan has been determined to have an unsecured debt (Lvl 3)     "According to Voluntary petition schedule D, the secured claim amount is xx and the value of the subject property is xx. Hence, the amount of unsecured claim is $66,545.00. However, the voluntary petition schedule D shows unsecured portion as $0.00."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description mentioned on warranty deed and the subject mortgage matches except for the first line.
The subject mortgage which was recorded on xx reflects xx”. However, warranty deed which was recorded on xx “xx”."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State. The required disclosures in IL State are missing from the loan files which are listed as follow:
1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "According to updated title report dated 03/05/2018, the chain of assignment has not been completed. The last assignment is from xx which was recorded on xx. The assignment should be with xx."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing in the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,172.22	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35928941	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$159.56	$1,521.49	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$745.89	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$122,006.55	$8,634.95	4.000%	$473.82	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 5/14/2020, “Wind/storm” damage was noted to the property. A tornado came within 1/2 mile of house on 4/16/2020. The Winds caused a tree to snap and fall on part of the roof, porch. As per the comment dated 6/1/2020, final inspection was received from “xx” regarding the wind/storm damage & the adjuster inspected the roof and porch area and he did not observe any damage resulting from the tree branch striking the dwelling. But, the roof of the dwelling is in a very poor state of repair. Recent comment dated 3/24/2021 states, he roof was too old and the borrower can't get a new roof because he is in BK. No claim was filed yet."	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."
* Comment history is incomplete (Lvl 3)     "Collection comments available from 5/6/2016 to 3/5/2018. As we required 24 month comment history; however missing comments from 3/6/2016 to 4/30/2016.

Updated Comment:-
Comment history is available from 6/10/2019 to 7/27/2020, from 9/1/2020 to 12/17/2020, from 3/9/2021 to 5/7/2021. As we require latest 24 months comment history, the comment history is msising from 8/1/2020 to 8/31/2020, from 1/1/2021 to 2/28/2021."	* Missing Required State Disclosures (Lvl 2) "The subject property has been located in GA. The following required disclosures are missing from the loan files.
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed. Currently the mortgage was transferred from xx; however, the assignment should be with xx."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower. However, the date is printed."
* Missing Required Disclosures (Lvl 2)     "The list of service providers document is missing from the loan files."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
																																																																																																								* Title Review shows outstanding delinquent taxes (Lvl 2) "Annual utility taxes are delinquent for the year 2017 in the amount of $159.56 which were good through on 3/5/2018."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24437859	xx	xx	561-692	16423	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$594.91	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,095.12	9.980%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$960.19	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Dicsloures Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure Modification Title Policy	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $1,095.12 with the rate of interest 9.98000 % and a maturity date of 10/XX/2036. The P&I as per payment history tape data is the $960.19 and PITI is $1,292.09 and unable to determine the rate of interest. However, there is decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $8,236.00 as unsecured portion out of claim amount $123,508.00. No comment was found stating the property had a cram down."
* Property Damage (Lvl 3)     "As per BPO report located at “xx” dated xx, the subject property needs to be repaired. Wood rot and Floor cover need to be replaced. The repaint of trim due to wood rot and the interior due to wear and tear were needed. The estimated cost of repair was in the amount of $8,000.00.
There are no further comments stating that these repairs have been completed. No details regarding the claim were stated in the collection comments. No latest BPO report is available in the loan file."
* Title policy missing (Lvl 3) "Final title policy is missing from the loan file. However, values are updated from the commitment."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Agent Preference Disclosure and Casualty Insurance Disclosure are missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value due to supporting documents are missing from loan file"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35707723	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$4,957.34	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,798.65	6.000%	360	360	xx	xx	$61,498.21	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.728%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	$284,108.91	Not Applicable	6.000%	$1,841.23	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Credit Application Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is on second lien position as updated title report dated 03/05/2018 shows notice of lien for fine and/or restitution imposed pursuant to the anti-terrorism and effective death penalty act of 1996 against xx in the favor of xx for the amount of $1,050.00 which was recorded on xx."
* Title Review shows major title concern (Lvl 4)     "Updated title report dated 03/05/2018 shows notice of lien for fine and/or restitution imposed pursuant to the anti-terrorism and effective death penalty act of 1996 against xx in the favor of department of justice for the amount of $1,050.00 which was recorded on xx. The judgment was entered on xx under the court number #xx.
If the payment becomes past due, the penalties totaling up to 25% of the principal amount may be added in the judgment amount. The above lien can affect the enforceability of the subject mortgage. However, the document of DOJ judgment does not contain SSN#/DOB to confirm the validity of the judgment and also the subject property address does not match with the defendant address. However, the borrower name " xx " does match with the name of the defendant. We have tried to calling the attorney's office multiple times for getting the details, however, it is go to the voice mail. The name of attorney is xx and PH # is xx."
* Title Review shows lien by DOJ_Department of Justice (Lvl 4)     "Updated title report dated 03/05/2018 shows notice of lien for fine and/or restitution imposed pursuant to the anti-terrorism and effective death penalty act of 1996 against xx in the favor of xx for the amount of $1,050.00 which was recorded on xx. The judgment was entered on xx under the court number #xx.
If the payment becomes past due, the penalties totaling up to 25% of the principal amount may be added in the judgment amount. The above lien can affect the enforceability of the subject mortgage. However, the document of DOJ judgment does not contain SSN#/DOB to confirm the validity of the judgment and also the subject property address does not match with the defendant address. However, the borrower name " xx " does match with the name of the defendant."	* Comment history is incomplete (Lvl 3) "The available servicing comments are from 06/14/2016 to 03/05/2018; however, we require the last 24 months collection comments. The servicing comments history is missing from 03/6/2016 to 05/31/2016.

Updated Comment:-
Recent 24 months servicing comments are availavle from 5/1/2019 to 4/16/2021."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "As per schedule-D in Voluntary Petition, the amount of claim without deducting the value of the collateral is xx and value of the collateral is xx. hence, the unsecured portion is $10,299."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test Result FAIL Loan Data $348,441.13 Comparison Data $348,607.57 Variance -$166.44.
This loan failed the TILA finance charge test.
The finance charge is $348,607.57. The disclosed finance charge of $348,441.13 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test Result FAIL Loan Data $348,441.13 Comparison Data $348,607.57 Variance -$166.44.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $348,607.57. The disclosed finance charge of $348,441.13 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal summary is missing from the loan file; however, the values are updated as per the initial loan application located at xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in IL state. The following require state disclosure are missing from the loan files.
1.IL Collateral Protection Insurance Notice.
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of the assignment has not been completed. The latest assignment is from xx which was recorded on xx. However, the last assignment should be assigned to xx."
* Title Review shows break in assignment  (Lvl 2)     "The chain of the assignment has not been completed. The latest assignment is from xx, to xx which was recorded on xx. However, the last assignment should be with xx."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* State Tax Judgment (Lvl 2)     "There are two state tax lien against the borrowers xx in the favor of xx totaling in the amount of XXXX which was recorded on xx respectively."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test Result FAIL Loan Data $348,441.13 Comparison Data $348,607.57 Variance -$166.44.
																																																																																																								TILA Foreclosure Rescission Finance Charge Test Result FAIL Loan Data $348,441.13 Comparison Data $348,607.57 Variance -$166.44."		D	D	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79597133	xx	xx	561-692	561-132	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,533.16	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$638.20	8.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/17/2012	$96,873.42	Not Applicable	5.625%	$557.66	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission
Origination Appraisal
Notice of Servicing Transfer
Affiliated Business Disclosure
HUD-1 Closing Statement
Final Truth in Lending Discl.
Missing Required State Disclosures
Credit Application	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are also not available in the file."
* Comment history is incomplete (Lvl 3) "Comment history is available in the file from 10/13/2016 to 2/28/2018; however, we require latest 24 months comment history; Comment history is missing from 2/1/2016 to 10/1/2016."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Title issue (Lvl 2)     "As per final policy, the vesting of the subject property is on "xx"; however, subject mortgage was executed on "xx" and Vesting deed (Book#xx) shows that the property was vested on "xx.""
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provides list disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (OH) disclosures are missing from the loan file:

1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	44967554	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,281.04	05/17/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$518.22	5.750%	360	360	xx	xx	$13,731.23	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/24/2012	$80,564.61	Not Applicable	5.750%	$429.32	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement is not recorded and the state is texas."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 7/23/2019 to 8/9/2019, 11/21/2019 , 2/20/2020 to 4/15/2021. However, we require the latest 24 months payment history. The payment history is missing from 5/1/2019 to 6/30/2019, 9/1/2019 to 10/31/2019, 12/1/2019 to 1/31/2020."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "As per Comment dated 04/08/2013, the subject property had potential damage which had a loss in the amount of $2378.18 however, received a cheque from xx for water damage to the bathroom on 03/31/2013. As per comment dated 04/12/2013, borrowers house was flooded and they were living in a hotel.
As per comment dated 04/22/2016, property intends to repair with claim funds xx was received and accepted. Comment dated on 5/2/2016 shows confirmed cheque in the amount of $11,187.70 has been deposited. Comment dated 05/06/2016 shows the contractor will need an excess of $8k to purchase a material for repairs. As per comment dated 06/19/2017, the borrower had received cheque regarding water damage. Latest comment dated 06/21/2016, 90% of repairs are completed. No further information found regarding full repairs have been done or not or how much amount repairs have been needed as of date. As per BPO report dated 12/16/2017, the subject property is owner-occupied and is in average  condition. No damage has been noted per latest BPO."
* Missing Required State Disclosures (Lvl 2)     "The State required  Disclosure is missing in the loan file listed as follows except one Collateral Protection Insurance Disclosure (xx)

TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Preclosing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22413501	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$6,867.43	04/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$256,235.40	No	xx	$3,281.25	$3,735.71	7.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	4 Family	xx	xx	Investor	Yes	Yes	Yes	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$256,235.40	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Loan Program Info Disclosure Notice of Servicing Transfer Final Title Policy	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "The borrower had filed bankruptcy under chapter 11 with the Case #xx, on xx and plan was confirmed onxx. The schedule-D in voluntary petition filed on xx states that amount of claim without deducting value of Collateral is xx and the value of property is in the amount of xx that results the unsecured portion is in the amount of $ 153,957.00.
The POC was filed by creditor onxx, states the amount of secured claim is $524,337.04, and the total amount of arrearage is $28,101.65. According to motion to value collateral filed on xx the debtor claims the value of property as of confirmation of the Plan is in the amount of $150,000, as determined by actual sale prices of three comparable properties. Upon valuation debtor seek xx deficiency claim on account of its first mortgage is xx and the lien of its first mortgage is void to that extent. The amended chapter 11 plan was filed on xx states the xx is modified with a new principal balance of xx with fixed interest rate at 3.00% for 30 years. However, the creditor filed objection to confirmation of amended chapter 11 plan on xx, states A Motion to Value of collateral has been filed by Debtor and is pending. Also, the creditor xx (who holding the first mortgage) prays for the confirmation of Debtor's Amended Plan and Disclosure Statement is DENIED until the Motion to Value is resolved. Upon last amended chapter 11 plan and order confirming chapter 11 plan xx the amount of allowed secured claim of $240,000.00 will amortized over 30 years at the interest rate of 4.25%. It seems the property value has been cram-down to $240,000.00. The approximate cram-down amount is in the amount of $284337.04."
* Title Review shows major title concern (Lvl 4)     "As per Updated title report dated 03/12/2018, there is a notice of violation (code enforcement lien) was filed by xx on 5/6/2008 against the subject property which was recorded on xx with the Special Master Case #xx and Department Violation # xx. According to document a fine of $150 per day, for each day of noncompliance and shall be begin running as of xx pursuant to a prior special master order. The pro-title confirmed the amount of lien as of Now is in the amount of $500,000.00. The amount of the lien, along with costs, interest and attorney fees, shall continue to accrue until satisfied by full payment. The said lien are on all the real and personal property which was owed by borrower. After 3 months from the date of filing the lien has not been paid in full then the city attorney’s office is authorized to foreclosure upon the said lien. The subject property is located in the state of Florida, which is super lien state. This can be cure by paid off the above said lien."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per Updated title report dated 03/12/2018, the subject mortgage is n second lien position as there is a notice of violation (code enforcement lien) was filed by xx under xx on xx against the subject property which was recorded on xx with the Special Master Case #xx and Department Violation #xx. According to document a fine of $150 per day, for each day of noncompliance and shall be begin running as of xx pursuant to a prior special master order. The pro-title confirmed the amount of lien as of Now is in the amount of xx. The amount of the lien, along with costs, interest and attorney fees, shall continue to accrue until satisfied by full payment. The said lien are on all the real and personal property which was owed by borrower. After 3 months from the date of filing the lien has not been paid in full then the city attorney’s office is authorized to foreclosure upon the said lien. The subject property is located in the state of Florida, which is super lien state. This can be cure by paid off the above said lien."	* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title Policy at origination is missing from loan file. However, values are considered from the commitment located at ("xx")."	* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to determine from available loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of FL, the following state disclosures are missing in the loan file .
1)Anti-Coercion Notice
2)Radon Gas Disclosure
3)Insurance Sales Disclosure
4)Title Insurance Disclosure"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing in the loan file."
																																																																																																								* Loan has been determined to have an unsecured debt (Lvl 2) "The review of schedule D of the voluntary petition shows that, the unsecured debt of $186,235 out of amount of claim $496,235.00 . However, case was dismissed on xx ."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37274849	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,787.35	05/29/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$610.94	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	xx	Single Family	xx	xx	Primary	Yes	Yes	No	50.496%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/11/2010	$99,384.82	Not Applicable	2.125%	$404.30	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 9/18/2020, the borrower is in covid-19 forbearance plan."	* Variation in Parcel number(APN#) (Lvl 3) "Variation in parcel ID mentioned on warranty deed and Mortgage is noted. Parcel Id mentioned on the warranty deed which was recorded on 05/XX2007 is # XXXX. This is not matching with Parcel ID mentioned on the mortgage which was recorded on 04/27/2007, appraisal report and tax document is # is XXXX. Legal description of warranty deed and mortgage is same."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in MI State. The required disclosures which are missing from the loan file are listed below: 1. MI Borrower's Bill of Rights 2. MI Consumer Caution and Homeownership Counseling Notice 3. Choice of Insurance Agent."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $5,000.00 as unsecured portion out of claim amount $80,000.00. No comment was found stating the property had a cram down.

Updated Comment:-
The borrower had filed the bankruptcy under chapter 13 with the xx. Schedule-D in Voluntary petition shows $5,000.00 as unsecured portion out of claim amount xx. As per the comment dated 9/22/2020, the xx was dismissed & terminated on xx"
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31287611	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,892.75	05/04/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,551.99	6.875%	360	360	xx	xx	$41,010.35	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/23/2017	$249,455.41	$75,000.00	4.250%	$756.47	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required State Disclosures (Lvl 2)     "The following state (FL) disclosures are missing from the loan file:

1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of service providers list disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from "xx" however, the mortgage is recently assigned to "xx" dated xx."
* Property Damage (Lvl 2)     "According to the servicing comment dated 10/03/2017, the borrower received a cheque#xx on xx from the xx in the amount of $4000.00. The comment dated 11/10/2015, the final loss draft draw was mailed from xx to the borrower for the claim amount of $8491.11. The further details are not available.
																																																																																																								According to the BPO report dated xx, there are no new damages or repairs have been found to the subject property."		D	D	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21827562	xx	xx	561-692	16461	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,234.12	05/17/2021	xx	No	Dismissal	Chapter 13	xx	Not Applicable	No	xx	$2,160.77	$2,895.84	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2013	$366,465.40	$14,465.40	2.000%	$1,065.95	xx	Lower Interest Rate	xx	xx	xx	xx	Missing Required State Disclosures
Affiliated Business Disclosure
Notice of Servicing Transfer
Final Truth in Lending Discl.
Origination Appraisal
Right of Rescission
HUD-1 Closing Statement
Credit Application	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 11/2/2020, the borrower is on covid-19 forbearance plan."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD 1 at the time of origination, Itemization of loan and preliminary HUD 1 for ComplianceEase is missing from loan file."	* Missing Required State Disclosures (Lvl 2) "The property is in Virginia state and in this VA state 2 disclosures are required and all are missing from loan file, as follows.
1) Choice of Settlement Agent Disclosure
2) Copy of Appraisal or Statement of Appraised Value"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL at the time of origination is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
																																																																																																								* Application Missing (Lvl 2) "Final application at the time of origination is missing from loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78138596	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,068.88	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$2,466.71	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/08/2010	$447,482.42	$60,500.00	2.000%	$1,171.88	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Loan has been determined to have an unsecured debt (Lvl 3) "The Schedule D of Voluntary Petition shows $65,000.00 as an unsecured portion out of claim amount $415,000.00. The value of collateral that supports this claim is xx. Did not see any comment regarding cram down."	* Missing Required State Disclosures (Lvl 2) "List of Service Provider disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject property is located in CA state. The following state disclosure are missing in the loan file
1. Impound Account Disclosure
2. Cosigner Notice
3. Hazard Insurance Disclosure,
4. Insurer Recommendation Disclosure,
5. Anti-Tying Disclosure, ,
6. Application for Credit-Married Persons.
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Settlement date is different from note date (Lvl 2)     "Final HUD-1 reflects settlement date as xx; However, the transaction date as per ROR is xx. The subject property is located in CA."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $485,692.62. The disclosed finance charge of $485,411.89 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $485,692.62. The disclosed finance charge of $485,411.89 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data: $485,411.89  Comparison Data: $485,692.62  Variance: -$280.73
																																																																																																								TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $485,411.89 Comparison Data: $485,692.62 Variance: -$280.73"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78691098	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,269.98	05/28/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$609.72	7.500%	360	360	xx	xx	$10,329.81	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in indiana state. The following state disclosures are required and are missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $134,549.63. The disclosed finance charge of $133,931.53 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $134,549.63. The disclosed finance charge of $133,931.53 is not considered accurate for purposes of rescission because it is understated by more than $35."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and IN License Validation Test failed."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86881052	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$324.53	$2,359.40	04/30/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$820.28	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$848.83	Unavailable	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Final Truth in Lending Discl.
Origination Appraisal
Missing Required State Disclosures
Initial Escrow Acct Disclosure
Modification
Affiliated Business Disclosure
Credit Application
Mortgage Insurance	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on xx with fixed interest at the rate of 6.125% and P&I in the amount of $820.28. However latest payment history shows current P&I in the amount of $848.83. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 5/9/2019 to 7/31/2020, from 9/1/2020 to 10/30/2020, from 12/1/2020 to 1/29/2021, from 3/1/2021 to 4/30/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 8/1/2020 to 8/31/2020 and from 11/1/2020 to 12/30/2020 and from 2/1/2021 to 2/28/2021."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per updated title report annual utilities taxes for the year of 2017 is delinquent in the amount of $324.53 which was due on 2/14/2018."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at MD state.
Following required state disclosure is missing from the loan file. :-
1) Affidavit of Consideration.
2) Affidavit of Disbursement.
3) First Time Buyers Affidavit"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test"
* Application Missing (Lvl 2)     "Final application along with 1008 is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Final TIL is missing from the loan file. Hence, APR is taken as 0.00% which is comparison with 6.362%  and variance is -6.362%
																																																																																																								The annual percentage rate (APR) is 6.362%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22509751	xx	xx	561-692	16484	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,006.93	05/14/2021	xx	No	Not Applicable	Chapter 11	xx	Unavailable	No	xx	Not Applicable	$1,863.35	5.875%	360	360	xx	xx	$34,880.52	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Legal Description	xx	3: Curable	* Property value crammed down (Lvl 4) "The POC was filed by creditor on xx which state the Amount of Secured Claim is $324,487.58 and Amount arrearage is in the amount of $38,769.08. As per motion to value collateral which was filed on xx, the value of the property is at xx. However, the xx has asserted a mortgage interest in the Property as evidenced by a proof of claim #xx filed on xx is in the amount of $324,487.58. Later on as per 3rd amended chapter 11 plan and ordered confirming chapter 11 plan the, the principal balance of the xx shall be the allowed in the amount of $XXXXand the debtor shall pay at interest rate of 4.25% per annum based on the 30 years amortization scheduled with the regular payment of $897.79 per month. The property value has been cram-down to the $XXXX The total amount of cram down is in the amount of $141987.58. As per latest payment history the unpaid principal balance is in the amount of xx."	* Legal Description missing (Lvl 3) "Legal description is missing from the Final title policy."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition schedule D amount of claim is xx and value of property is xx hence unsecured portion is $89710.00."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date per HUD-1 is xx however, Note date was xx."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52997926	xx	xx	561-692	16487	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$488.92	04/12/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$228.11	6.750%	240	240	xx	xx	$28,351.44	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/18/2017	$24,011.24	Not Applicable	6.750%	$144.87	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Missing Required State Disclosures	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Comment history is received from 07/01/2016 to 01/25/2018. Latest 24 months comment is required. Missing comment history from 02/01/2016 to 06/30/2016."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/8/2019 to 10/24/2019, 1/9/2020 to 2/28/2020, 4/25/2020 to 8/19/2020, 1/20/2021 and 3/19/2021 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 11/1/2019 to 12/31/2019, 3/1/2020 to 3/31/2020, 9/1/2020 to 12/31/2020 and 2/1/2021 to 2/28/2021."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
1. Fee Agreement
2. Priority of security instrument disclosure."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85303289	xx	xx	561-692	16498	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,027.50	05/05/2021	xx	No	Loss Mitigation	Chapter 7	xx	$0.00	No	xx	Not Applicable	$610.07	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	xx	Single Family	xx	xx	Primary	Yes	Yes	No	48.029%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/16/2016	$90,800.81	Not Applicable	3.625%	$358.59	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 6/3/2020, the borrower has been impacted by covid-19 and the borrower’s income has been dropped due to covid-19."	* Payment History is not Complete (Lvl 3) "The payment history is available from 04/17/2017 to 02/12/2018. However, we require latest 12 months payment history. The payment history is missing from 03/01/2017 to 03/31/2017."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows XXXX as unsecured portion out of claim amount XXXX No comment was found stating the property had a cram down."
* Deceased Borrower(s) (Lvl 3)     "According to the death certificate located at “xx”, the borrower, xx was deceased on xx."
* Comment history is incomplete (Lvl 3) "The comment history is available from 04/17/2017 to 01/23/2018. However, we require latest 24 months collection comments. The comment history is missing from 02/01/2016 to 03/31/2017."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file. However, the values are updated from the document dated xx located at "xx"."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $134,549.40. The disclosed finance charge of $134,332.06 is not considered accurate because it is understated by more than $100."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $134,332.06 $134,549.40 -$217.34.
This loan failed the TILA finance charge test."
* Written or verbal dispute (Lvl 2)     "As per the comment dated 12/15/2020, the dispute has been received for claims victim of natural or declared disaster."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located OH State. The following disclosures are missing from the loan file:
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93019104	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$522.60	05/04/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$370.65	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$213.58	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification Affiliated Business Disclosure Missing Dicsloures	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 3/XX/2007 with fixed interest at the rate of 6.125% and P&I in the amount of $370.65. The loan was modified on 1/11/2018 with interest rate at 3.875 % and the borrower promises to pay P&I in the amount of $263.57 beginning from 2/1/2018. The maturity date as per modification is 1/1XX058. However latest payment history shows current P&I in the amount of $213.58. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 5/2/2019 to 2/28/2020, 4/3/2020 to 4/6/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 3/1/2020 to 3/31/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The subject mortgage is located in OH state. The following disclosures are missing in the loan file, Equal Credit Availability Notice, Insurance Tying Disclosure, Non-Deposit Insurance Disclosure."
																																																																																																								* The property has unrepaired damages (Lvl 2) "As per the comments dated 4/14/2020, the subject property has damaged due to water leakage. However, the estimate repaired amount and loss of date is unable to determine. No further details have been found regarding repairs and insurance claim. Hence unable to be determined the subject property has been repaired or not."		D	D	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43525773	xx	xx	561-692	16501	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$4,669.38	05/12/2021	Unavailable	No	Other	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,804.65	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$335,992.36	$67,091.31	4.000%	$1,123.84	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure
Origination Appraisal
Right of Rescission
Notice of Servicing Transfer
Final Truth in Lending Discl.
Credit Application
Missing Required State Disclosures
HUD-1 Closing Statement	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 2/1/2021, the borrower is unemployed due to covid-19 pandemic."	xx	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California, however, the following disclosure are missing in the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
																																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28792473	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,999.11	05/10/2021	Unavailable	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$434.26	8.750%	360	360	xx	xx	$48,417.73	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$10,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/05/2014	$59,447.82	Not Applicable	4.625%	$272.06	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/29/2019 to 6/29/2019, 8/5/2019 to 4/7/2021. However, we required the latest 24 months of payment history. The payment history is missing from 7/1/2019 to 7/31/2019."
xx
It can be cured if the recorded copy of subordination is retained and documented."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is currently in 2nd lien position as there is an active prior mortgage available in the updated title report in the amount of $10,000.00 in favor of xx	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (NY) disclosures are missing from the loan file:

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. Mortgage Bankers and Exempt Organizations Pre-application
4. Part 80 Disclosure
5. Smoke Alarm Affidavit
6. Subprime Home Loan Counseling Disclosure
7. Subprime Home Loan Tax and Insurance Payment Disclosure
8. Subprime Home Loan Disclosure
9. Commitment Disclosure
10. Lock-in Disclosure
11. Expiration of Lock-in or Commitment Period"
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20089275	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,874.99	05/05/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,669.01	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/14/2018	$471,916.23	$90,505.52	2.875%	$1,338.06	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Condo/PUD Rider Right of Rescission	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/26/2020 the borrower income has been impacted due to covid-19. No further details have been found."	* Comment history is incomplete (Lvl 3) "The comments history is available from 11/6/2015 to 1/29/2018; however, we require latest 24 months comments history. Comments history is missing from 2/1/2018 to 2/28/2018."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in ME state.  The following state disclosure are missing in the loan file as follows;
Notice to Cosinger,
Title Attorney Disclosure,
Choice of Insurance Notice,
Withholding Tax Disclosure."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1, the Settlement date is xx which is different from note date xx."
xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* Condo / PUD rider Missing (Lvl 2)     "As per appraisal report property type is PUD. Hence, PUD rider is required.  however, rider is missing from loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79490607	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,683.57	05/17/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,140.05	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$85,757.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/19/2011	$398,732.09	Not Applicable	5.000%	$1,922.67	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK is still active. No evidence found in latest comments.

As per the comment dated 1/15/2021, the bankruptcy xx was discharged on xx."
* Property Damage (Lvl 2)     "According to the servicing comment dated 04/14/2014, the subject property had potential damage due to hail on 04/10/2014.The cheque was pending due to homeowner call back. The xx was received from xx in the amount of $14639.35.
The further details are not available.
According to the BPO report dated 12/16/2017, the subject property does not have damage or repairs."
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
1. Insurance solicitation/Post commitment requirement.
																																																																																																								2. TILA disclosure in Spanish."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36280745	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$722.75	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$489.84	$555.82	7.125%	360	480	xx	xx	$18,521.00	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$18,300.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/09/2012	$88,487.64	Not Applicable	4.625%	$404.95	xx	Financial Hardship	xx	xx	xx	xx	Missing Dicsloures Loan Program Info Disclosure Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 9/18/2020, the borrower is in a Covid-19 forbearance plan. No further information has been found regarding same."	* Title Review shows major title concern (Lvl 3) "According to the Pro-title report dated 3/8/2018, there is a HOA lien in the favor of xx
The subject property has located the State of CO, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien.
However, this is not in a state in which the subject mortgage may not be foreclosed out.
It can be cured by paying off the above said lien to the respective lien holder."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "According to the xx report dated xx the subject mortgage is on second lien position as there is a HOA lien in the favor of xx
* Comment history is incomplete (Lvl 3)     "The comments history is available from 7/1/2012 to 1/24/2018; however, we require latest 24 months comments history. Comments history is missing from 2/1/2018 to 2/28/2018.

Updated Comment:-
Recent 24 months servicing comments are available from 5/6/2019 to 4/28/2021."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Variation in Parcel number(APN#) (Lvl 2)     "xx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form disclosure is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4049633	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,705.34	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$2,018.33	$2,682.53	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.438%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/25/2014	$374,593.39	$27,375.96	2.000%	$1,067.59	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $95,200.00. There is no information found regarding cram down in the bankruptcy case."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to Prohibited Fees Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. ( N.J.S.A §17:11C-23, N.J.A.C. § §3:1-16.2 )
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state. The following disclosure are required and are missing from the loan file.
NJ Application Disclosure
Delivery Fee Authorization
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure
																																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1638841	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,721.70	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,244.32	6.625%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2011	$233,519.35	$11,799.35	3.000%	$793.72	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition schedule D amount of xx value of property is xx hence unsecured portion is $16728.00"	* Not all borrowers signed TIL (Lvl 2) "Final TIL is not signed by borrower."
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure"
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24400181	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,409.06	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,664.81	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/21/2016	$335,505.25	$96,150.00	4.000%	$1,000.36	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Right of Rescission Credit Application Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 3) "According to the updated title report dated 3/16/2018, there is a senior mortgage against the subject property in favor of xx. No released or satisfaction document is found in a file which state that the senior mortgage has been released. However, the Hud-1 shows pay off for senior mortgage in the amount of xx. Also, the final title policy does not show exceptions for any prior mortgages. It shows a clear title. Possible title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage was xx. The subject mortgage is in second lien position. According to updated title report dated 3/16/2018, there is a senior mortgage against the subject property in favor of xx	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.900%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State and the NY state requires total 15 disclosures, some of them are available in the loan file.
However other required disclosures are missing from it as follows
1)NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2)NY Interest Rate Disclosure
3)NY Hazard Insurance  Disclosure
4)Tax Escrow Account Designation
5)Mortgage Bankers and Exempt Organizations Preapplication
6)Alternative Mortgage Transaction Disclosures
7)Co-Signer Notice Requirements
8)Smoke Alarm Affidavit
9)New York Real Property Escrow Account Disclosure
10)Subprime Home Loan Counseling Disclosure
11)Subprime Home Loan Tax and Insurance Payment Disclosure
12)Subprime Home Loan Disclosure
13)Commitment Disclosure
14)Lock-in Disclosure
15)Expiration of Lock-in or Commitment Period"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA APR Test failed, Late Fees Test failed."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86881054	xx	xx		561-692	1	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$2,015.13	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,904.98	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%			xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No			56.812%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/07/2011	$315,950.93	$94,785.27	5.000%	$1,066.45	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* The property has unrepaired damages (Lvl 4) "According to comment dated 12/31/2020, the subject property had damages on 2/15/2020. The property needs repairs. The loss draft check has been received in the amount ofxx However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the xx and value of collateral is xx however the unsecured portion xx * Payment History is not Complete (Lvl 3) "The payment history is available from 04/8/2013 to 12/13/2017 and missing from 01/1/2018 to 01/31/2018. We require 12 month payment history."	* Missing Required State Disclosures (Lvl 2) "Following state disclosure are missing from the loan file: xx" * NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The unpaid principal balance is reflected in the amount of $283,166.06 which is greater than the original balance is xx"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,400.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5082405	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$5,283.85	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,632.32	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$56,100.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$303,245.10	$25,060.10	4.000%	$1,162.64	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from 03/12/2013 to 01/26/2018. However, we required latest 24 months comment history. The comment history is missing from 02/01/2018 to 02/28/2018."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "According to the updated title report, the subject mortgage is at second lien position as there is an active HOA lien in favor of xx
* Title Review shows major title concern (Lvl 3)     "According to the updated title report, there is active HOA lien in favor of xx
The subject property is located in Washington, which is a super lien state. There is a risk of property being foreclosed due to above unpaid lien. This can be cured by paying off the above unpaid lien with late charges and accrued interest."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing fromxx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington. The following required state disclosure is missing from the loan file.
Construction Lien Disclosure
Mortgage Loan Servicing Disclosure
Choice of Insurance Notice
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* LTV or CLTV exceeds 104% (Lvl 2)     "According to the final title policy, there is an subordinate mortgage against the subject property. Hence, LTV/CLTV exceeds xx%."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $297,919.67 Comparison Data $298,319.67 Variance -$400.00
This loan failed the TILA finance charge test.
The finance charge is $298,319.67. The disclosed finance charge of $297,919.67 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $298,319.67. The disclosed finance charge of $297,919.67 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $297,919.67 Comparison Data $298,319.67 Variance -$400.00"
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $161,430.00 as unsecured portion out of claim amount $277,000.00. Did not see comments indicating a cram down.
The debtor dismissed on xx and the case was terminated on xx."
* Property Damage (Lvl 2)     "According to the BPO report dated 12/17/2017, the exterior stucco of the subject property needs to be repair. The amount required to repair is $1,000.00. No comments indicating about insurance claim. There are no damages or repairs have been found in servicing comments."
																																																																																																								* Written or verbal dispute (Lvl 2) "As per the comment dated 7/1/2019, the dispute has been received. No further details have been found regarding dispute."		D	D	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59056918	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,547.40	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,017.04	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$72,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/15/2016	$212,789.23	Not Applicable	4.125%	$905.94	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
HUD-1 Closing Statement
Final Truth in Lending Discl.
Credit Application
Origination Appraisal
Right of Rescission
Good Faith Estimate
Notice of Servicing Transfer
Affiliated Business Disclosure	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file neither itemization nor estimated Hud was found from the loan file."	* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan file, Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32200522	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,189.27	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$794.91	5.500%	84	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2011	$150,981.09	Not Applicable	5.500%	$778.72	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Missing Required State Disclosures
Origination Appraisal
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Right of Rescission	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file and also the Itemization is not available."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of MD and required disclosure for this state are missing from the loan file as follow.
1. Affidavit of Consideration
2. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
3. Balloon Payment
4. Mandatory Binding Arbitration Disclosures"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan files."
* Application Missing (Lvl 2)     "Final Application is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan files"
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5858298	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,009.75	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$668.06	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Final Truth in Lending Discl. Right of Rescission	xx	3: Curable	* Type of Ownership is Leasehold Or Cooperative (Lvl 3) "As per Final title policy located at xx
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated hud and itemization is missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Application Missing (Lvl 2)     "Final application si missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in missing from the loan file."
* State Tax Judgment (Lvl 2)     "As per the updated title report, there is a state tax lien in the favor xx
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46092953	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$398.19	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$570.67	7.125%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/20/2011	$28,499.60	Not Applicable	7.125%	$179.70	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures 1-4 Family Rider	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/31/2019 to 04/21/2020, 07/30/2020 to 07/31/2020, 09/02/2020 to 04/13/2021. However, we require the latest 24 months payment history. Payment history is missing from 05/01/2020 to 06/30/2020, 08/01/2020 to 08/31/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at TN state.
Following state disclosure is missing from the loan file. :-
1) Placement of Insurance Disclosure.
2) TN Consent to Disclosure of Insurance Information.
3) Choice of Agent/insurer.
4) Insurance Solicitation/Post Commitment."
* The property has unrepaired damages (Lvl 2)     "As per comment dated 01/27/2020, the subject property is owner occupied. As per the comment dated 08/01/2019, the subject property had damaged.  The comment dated 08/31/2019 shows the sewer line broke and plumbing issue. No further details have been found regarding damage and repairs."
* Missing required 1-4 family rider (Lvl 2)     "The mortgage at the time of loan origination does not shows that 1-4 Rider is required. however,  appraisal report shows the  property type is two family. Hence, 1-4 family rider is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 4/13/2021, the borrower is current with the loan and the next due date for payment is 5/1/2021. The last payment was received on 4/6/2021 in the amount of $573.69 which was applied for due date 4/1/2021. The current P&I is in the amount of $242.12 and current PITI is in the amount of $573.69. The current UPB reflected as per the payment history is in xx	A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17046952	xx	xx	561-692	16562	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,170.95	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$709.04	5.750%	360	360	xx	xx	$10,372.79	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.557%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "There is issue in a title, as updated title report dated 03/12/2018 shows an senior mortgage open against the subject property in the favor of xx with. Final title policy at the origination does not reflect this mortgage is as open. Neither release/satisfaction of mortgage documents found in loan file. Final HUD-1 shows payoff towards this senior mortgage."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at second lien position as updated title report dated 03/12/2018 shows, one senior mortgage open against the subject property in the favor of xx
* Comment history is incomplete (Lvl 3) "Collection comments are available from 04/17/2017 to 01/30/2018. However, we require latest 24 months collection. Hence, comment history is missing from 02/1/2016 to 03/30/2017."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the points and fees test. (xx Lender Letter Ann. 06-04). LOan data is $8,289.75, comparison data is $6,075.00 and variance is $2,214.75.
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.

This loan failed the predatory lending guidance test due to one or more of the following findings:
1) The loan failed the allowable points and fees test.
2) The loan exceeds the HOEPA APR threshold for primary residences.
3) The loan exceeds the HOEPA points and fees threshold for primary residences."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing in the given loan files."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in South Carolina (SC) state. The below Required State disclosures are missing in the given loan files.
1) Agent Preference Disclosure
																																																																																																								2) Casualty Insurance Disclosure"		B	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71781838	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Alaska	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,488.48	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$922.82	6.500%	360	360	xx	xx	$11,751.46	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	First	Final policy	Not Applicable	$60,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/06/2014	$141,846.96	Not Applicable	4.625%	$649.13	xx	Change of Terms	xx	xx	xx	xx	Origination Appraisal	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 3) "According to the updated title report dated 3/9/2018, there is a senior mortgage against the subject property in favor of xx However, the HUD-1 does not show pay off for above said senior mortgage. Also, the final title policy schedule B does not show exceptions for any prior mortgages. It shows a clear title. Possible title claim can be filed. No released or satisfaction document was found in a file which states that the prior mortgage has been released."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage was originated on xx The subject mortgage is in second lien position. According to the updated title report dated 3/9/2018, there is a senior mortgage against the subject property in favor of xx	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Alaska license validation test. ( AK HB 162 , AK Stat. §06.60.010)
The Alaska Mortgage Lending Regulation Act (AMLRA), effective July 1, 2008, requires all mortgage lenders, mortgage brokers, and originators operating in Alaska to be licensed under the AMLRA. Mortgage lenders, brokers, and originators operating in Alaska prior to July 1, 2008 must be licensed under the AMLRA by March 1, 2009. The Alaska Mortgage Lending Regulation License and Exemption Letter are not available for loans with a closing date before July 1, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to AK License Validation Test failed."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is 9/21/2005 which is not consistent with note and Hud-1 date."		D	D	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93975978	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$15,321.52	04/16/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,714.75	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/19/2018	$362,116.94	Not Applicable	3.625%	$1,430.08	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure
Title Evidence
Missing Required State Disclosures
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
HUD-1 Closing Statement
Origination Appraisal
Good Faith Estimate
Note
Credit Application	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy is missing from the loan file. However, there is neither title commitment nor preliminary title policy available in the loan file."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 11/9/2020, the borrower is in a Covid-19 forbearance plan."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is missing from the loan file. However, there is neither estimated Hud-1 nor itemization available in the loan file."
* Comment history is incomplete (Lvl 3)     "Collection comments are available from 8/17/2016 to 1/26/2018. We require latest 24 months collection comments. However, collection comments are missing from 2/1/2016 to 8/16/2016."
* Note is missing or unexecuted (Lvl 3) "Original note along with lost note affidavit is missing from the loan file. However, the loan was modified on xx and borrower will make a payment as per loan modification. According to modification the unpaid principal balance amount is xx	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are required and are missing from the loan file.
1)NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2)NY Interest Rate Disclosure
3)NY Hazard Insurance  Disclosure
4)Tax Escrow Account Designation
5)Mortgage Bankers and Exempt Organizations Pre application
6)Alternative Mortgage Transaction Disclosures
7)Co-Signer Notice Requirements
8)Smoke Alarm Affidavit
9)New York Real Property Escrow Account Disclosure
10)Sub prime Home Loan Counseling Disclosure
11)Sub prime Home Loan Tax and Insurance Payment Disclosure
12)Sub prime Home Loan Disclosure
13)Commitment Disclosure
14)Lock-in Disclosure
15)Expiration of Lock-in or Commitment Period"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
																																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99599386	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,156.86	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$670.56	7.750%	360	360	xx	xx	$11,091.46	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* State Tax Judgment (Lvl 2) "xx
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 is not signed by the borrower. However, the un executed copy is considered due to the data matches with the loan."
* Settlement date is different from note date (Lvl 2)     "According to Final HUD-1, settlement date is xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA failed for Right of Rescission Test."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Right of Rescission Test. The funding date is before the third business day following consummation."
* Final TIL Date after actual transaction date (Lvl 2)     "According to Final HUD-1, transaction dated is 05/XX/2006, which is before the Final TIL date of xx
* Application Missing (Lvl 2)     "Final 1003 is not signed by the borrower. However, the un executed copy is considered due to the data matches with the loan."
* Title Review shows break in assignment  (Lvl 2)     "According to updated title report dated 03/12/2018, the chain of assignment is break between xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State and the TX state requires total 6 disclosures; however all are missing from the loan file as follow:
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure
5) Non-Deposit Investment Product Disclosure Are there any promotional materials
6) Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service providers is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25891915	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,002.58	05/19/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$594.86	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Updated Comment: The comments dated 9/1/2020 reflect that, the borrower is in covid-19 forbearance plan. No further details have been found."	* Payment History is not Complete (Lvl 3) "The payment history is available from 4/5/2013 to 2/1/2018; however, we require latest 12 months payment history. Payment history is missing from 2/1/2018 to 2/28/2018."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IN State. The following state disclosures are missing in the loan files.
Insurance Freedom of Choice Disclosure
Federal Consumer Credit Protection Act Disclosure
Hazard Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Foreclosure case has been dismissed (Lvl 2)     "Updated Comment:
The comments dated 09/24/2019 reflect that, the foreclosure case was closed due to re-instatement."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test: (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101) Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
																																																																																																								License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99423522	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$4,106.81	05/18/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,574.74	7.375%	360	360	xx	xx	$25,962.90	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.201%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (MA) disclosure is missing from the loan file:

1. Carbon Monoxide Alarms"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "There is no single assignment is available in the updated title report for the subject mortgage and the subject mortgage should be assigned to "xx""
																																																																																																								* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of 11,033.00 out of total claim in the xx (Amount of claim Do not deduct the value of collateral)."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26373356	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$3,922.17	05/18/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$340,871.73	Not Applicable	xx	Not Applicable	$2,202.53	7.500%	360	360	xx	xx	$244,181.97	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$340,871.73	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 07/28/2020, the subject property had damaged due to wind or hail for the amount of $20,000.01 and date of loss is 09/10/2019. Further details have not been found. Hence, unable to confirm whether the damages have been repaired or not."
*  Property value crammed down (Lvl 4)     "Borrower filed bankruptcy under chapter 11 with xx
* Title Review shows major title concern (Lvl 4)     "As per updated title report, the subject mortgage is in 2nd lien position. Subject mortgage was xx
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per updated title report, the subject mortgage is in 2nd lien position. Subject mortgage was recorded on 11/19/2007.
																																																																																																						The County placed a Code violation lien on the property in the amount of xx	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition schedule D amount of claim is XXXX value of xx"	* Property Damage (Lvl 2) "Collection comment dated 10/20/2017 states cash is needed to fix the repair on the property damage due to hurricane XXXX. No further information like nature of damage or estimated repair cost is found in collection comment. Also latest exterior inspection report dated 12/18/2017 states subject property is in average condition with $0.00 estimated repair cost."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.01	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46258910	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,111.25	05/13/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$789.19	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.779%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2009	$119,629.66	Not Applicable	2.000%	$419.70	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 04/19/2019 to 10/31/2020, 12/11/2020 to 03/22/2021. However, we require the latest 24 months payment history. Payment history is missing from 11/01/2020 to 11/30/2020."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan is failed to
1) TILA Foreclosure Rescission Finance Charge Test;
Loan data is $183,838.29, Comparison data is $183,932.00 and variance is -93.71."
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is moderate due to:-
1) TILA Foreclosure Rescission Finance Charge Test"
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in GA state, the following required state disclosures are missing from the loan files.

Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
																																																																																																								Disclosure of Additional Fees"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14413904	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	05/31/2021	xx	No	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,590.87	6.375%	360	360	xx	xx	$151,391.67	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	58.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/14/2018	$236,952.65	Not Applicable	6.375%	$1,366.21	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test: The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Late Fees Test: FAIL       Loan Data: 5.000%        Comparison Data: 2.000%          Variance:+3.000%"
* Active State Tax Lien Judgement. (Lvl 2)     "1. There is an active State tax warrant available in the updated title report against XXXX in the amount of xx"

2.xx.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as his loan failed the late fees test."
* Missing Required State Disclosures (Lvl 2)     "The following state (NY) disclosures are missing from the loan file:

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. Mortgage Bankers and Exempt Organizations Pre-application
4. Commitment Disclosure
5. Lock-in Disclosure
6.  Expiration of Lock-in or Commitment Period"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "There are 3 active "Notice of Federal Tax liens" available in the updated title report against "xxhowever, the SSN# of borrower, XXXX is mentioned in all 3 Notices of Federal Tax Liens are different than the original SSN# of borrower which is mentioned in final 1003."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98526495	xx	xx	561-692	16602	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,286.67	05/13/2021	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Yes	xx	Not Applicable	$1,960.00	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	61.932%	First	Final policy	Not Applicable	$49,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2011	$449,831.52	$99,605.00	2.000%	$1,059.43	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 2/11/2021, the borrower has been impacted by covid-19 and the borrower’s income has been reduced."	xx	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index from the loan file."
* Settlement date is different from note date (Lvl 2)     "The note is dated xx and as per HUD-1, the settlement statement is dated xx."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed by the borrower."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan file, Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer Recommendation Disclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application. Notice of Right to Copy of Appraisal ."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79960608	xx	xx	561-692	16608	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$273.58	$2,953.74	05/18/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,025.65	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/08/2018	$131,906.17	$16,466.17	4.000%	$482.47	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Mortgage Insurance Initial Escrow Acct Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 7/23/2019 to 8/9/2019, 11/21/2019 , 2/20/2020 to 4/15/2021. However, we require the latest 24 months payment history. The payment history is missing from 5/1/2019 to 6/30/2019, 9/1/2019 to 10/31/2019, 12/1/2019 to 1/31/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing in the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per pro title report dated 03/14/2018, the annual utility taxes of 2018 are delinquent in the amount of $ 273.58 which was due on 3/31/2018."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MI state. The following state disclosure is missing in the loan file.
																																																																																																								Choice of Insurance Agent."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57518522	xx	xx	561-692	16623	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,527.96	05/06/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,187.04	1.375%	360	360	xx	xx	$199,710.06	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Loan Program Info Disclosure Right of Rescission	xx	3: Curable	* Property value crammed down (Lvl 4) "Borrower filed bankruptcy# xx and proposes the Plan of Reorganization Doc#xx on December 29, 2010. Debtor list subject claim by xx in Class -3C (secured claim on investment property) and states he owes a total $399,330.00 to his mortgage holder and the value of the property is $235,224.00 and request to treat the claim to the value of the property. Previously debtor had filed a Motion to value xx on 11/XX/2010 in which he did appraisal of the property and as per appraiser the property is valued at XXXX On October 09, 2012, Debtor and creditor stipulated (Doc#xx) and agreed that the value of the subject property is XXXX and creditor shall have a secured claim in the amount of $235,224.00 and the remainder will be deemed as unsecured. It is further agreed that debtor will make P&I in the amount of $1,298.92 at the rate of 5.25 over 30 years. However the order confirming plan (Doc#XX) was entered and granted on March 07, 2013 which states the debtor shall make payment in the amount of $1298.92 at the rate of 5.25% for 360 months until the creditor’s entire claim, in the amount of $467,611.20 is paid in full. Confirmed plan does not indicate any reduction in principal but latest pay history provided by the servicer shows current UPB in the amount of $219,169.28 and the transaction dated 3/26/2014 shows the amount $66096.3 was adjusted/reduced from principal. We are unable to verify the reason of reduction in principal balance of the loan."	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $69,330 as unsecured portion out of claim amount $399,330. The value of collateral that support the claim amount is xx. Did not see comments indicating a cram down.”"
* Comment history is incomplete (Lvl 3)     "The comments history is available from 6/17/2011 to 1/25/2018; however, we require latest 24 months comments history. Comments history is missing from 2/1/2018 to 2/28/2018."
* Active Judgment Against Borrower (Lvl 3) "According to the ProTitle report dated 3/8/2018, there are numerous judgments were found against borrower xx due to common name."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has been completed. The latest assignment as per pro-title is with xx
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* Property Damge (Lvl 2)     "According to the BPO report dated 12/16/2017 located at xx
Latest collection comment does not reflect any damage or repairs to the subject property. Details regarding repairs are unavailable."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value from the loan file"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA state. The following state disclosure are missing in the loan file as follow:
Impound Account Disclosure,
Cosigner Notice,
Private Mortgage Insurance Disclosure,
 Insurer RecommendationDisclosure,
 Anti-Tying Disclosure,
Privacy Notice,
 Notice of Right to Copy of Appraisal,
Application for Credit-Married Persons,
Fair Debt Collection Notice,
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application,
CA Fair Lending Notice."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The subject property is located in CA state; however, the settlement date is xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	30692880	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,393.65	04/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$676.14	8.250%	360	360	xx	xx	$14,225.61	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/16/2014	$105,548.88	Not Applicable	4.625%	$483.02	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The payment history is available from 09/09/2013 to 12/26/2017. However, we require latest 12 months payment history. The payment history is missing from 01/01/2018 to 01/31/2018."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment has not been completed. However, there is assignment break from xx
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
MI Borrower's Bill of Rights, MI Consumer Caution and Homeownership Counseling Notice and Choice of Insurance Agent."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39847898	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$987.36	05/11/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$508.65	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/21/2019 to 6/28/2019, 8/16/2019 to 12/10/2019, 2/12/2020 to 8/11/2020, 11/9/2020 to 11/24/2020, 1/12/2021 to 4/22/2021. However, we required the latest 24 months of payment history. The payment history is missing 7/1/2019 to 7/31/2019, 1/1/2020 to 1/31/2020, 9/1/2020 to 10/31/2020, 12/1/2020 to 12/31/2020."	* Missing Required State Disclosures (Lvl 2) "The following state (MO) disclosures are missing from the loan file:

1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer or Agent"
* Missing Required Disclosures (Lvl 2)     "List of service providers list disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45834164	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,335.64	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.22	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/18/2018	$188,926.90	Not Applicable	6.125%	$1,056.01	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. however, some point & fees values are hand written."	* Settlement date is different from note date (Lvl 2) "As per note, loan was originated on xx which is different from the note date."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NY state.
Following state disclosure is missing from the loan file. :-
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) NY Hazard Insurance  Disclosure.
4) Mortgage Bankers and Exempt Organizations Pre application.
5) Co-Signer Notice Requirements.
6) Commitment Disclosure."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61268469	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,969.86	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,456.53	7.125%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$243,913.90	$101,323.60	2.000%	$431.80	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 7/2/2020, the borrower has been requested forbearance assistance due to covid-19. No further information has been found regarding covid-19."	* MI, FHA or MIC missing and required (Lvl 3) "This is conventional fixed loan. The original LTV of the loan is xx and escrow for MI in final application in the amount of xx. Tape data confirms MI was required and it was PMI, but MI cert missing from loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per modification dated 3/1/2010, the principal balance is xx and the deferred balance is $101,323.60. As per latest payment history the current UPB is $121,303.20; however tape shows $222797.27. The data of payment history has been added the deferred amount in to the principal amount. So the current balance is lower that the tape balance.

The unpaid principal balance is reflected in the amount of $224,312.06 and the original xx

Update May 2021: As per review latest pay history as of 5/18/2021 the current UPB is $224,144.67 which is less than the UPB $121,473.67 reflected by tape as of 1/31/2018."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CO State. The following state disclosures are missing in the loan files.
Cash-Out Refinance Disclosure
Property Insurance Disclosure
Colorado Notice to Cosigner
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
List of service providers"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74009844	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$4,891.65	05/17/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,381.41	7.250%	360	360	xx	xx	$14,642.76	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2015	$216,778.32	Not Applicable	4.250%	$939.99	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Notice of Servicing Transfer	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* MI, FHA or MIC missing and required (Lvl 3) "Loan is originated with xx LTV. Therefore MI cert is required. However, it is missing from the loan file."
* Comment history is incomplete (Lvl 3)     "Collection comments are available from 07/23/2012 till 01/29/2018. However, we require latest 24 months comment history. Comments are missing from 02/01/2018 till 02/28/2018."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by all the borrowers."
* Loan has been determined to have an unsecured debt (Lvl 3) "According to Schedule D of voluntary petition xx loan has been determined to have an unsecured debt in the amount of $30,125.00."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* Settlement date is different from note date (Lvl 2)     "According to Final HUD-1 settlement date is xx."
* Title Review shows break in assignment  (Lvl 2)     "According to updated title report dated xx the chain of assignment is break between xx
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48203516	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$0.00	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$608.30	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Unavailable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/18/2012	$154,436.65	$40,815.50	4.625%	$519.96	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Final Title Policy is not legible Credit Application Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	xx	* Final Title Policy is not legible (Lvl 3) "As Final Title Policy is available in the Loan file which is not legible however copy of commitment title policy is available and all data captured from the commitment title policy."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition dated xx shows $ 11,000.00 as unsecured portion out of claim amount xx No document or servicing comments were found that indicates property had a cram down."	* Property Damage (Lvl 2) "As per latest BPO dated 12/17/2017 Located at XXXX shows that there is a exterior damage for paint in the estimated amount of $3000.00."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV exceed 80% however MI Certificate is required which is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA APR Test.
TILA APR Test shows Loan Data: 0.00%, Comparison Data: 6.658%, Variance: -6.658%."
* Application Missing (Lvl 2)     "xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is 'moderate" due to TILA APR Test fails. GSE (xx public guidelines) Prepayment Penalty Term Test Fail.
GSE (xx public guidelines) Prepayment Penalty Term fails."
																																																																																																								xx		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Not Covered	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27268345	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$438.00	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$184.19	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/29/2015	$27,128.99	Not Applicable	7.250%	$173.54	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "Below state disclosure missing from loan file.

Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is Moderate due loan was failing for TILA finance charge test and TILA APR test."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The payment history reflects, the current unpaid principal balance is in the amount of $35623.92."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower however date is printed on Final TIL."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.537%. The disclosed APR of 8.196% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
																																																																																																								The finance charge is $40,113.22. The disclosed finance charge of $42.32 is not considered accurate because it is understated by more than $100."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78500910	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$965.00	05/04/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$640.31	6.625%	360	360	xx	xx	$22,277.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/12/2016	$100,978.97	Not Applicable	4.250%	$437.87	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per the ProTitle report dated 3/XX/2018, the subject mortgage is on second lien position as there is a water/sewer lien in the amount of xx. The Subject mortgage was originated on 11/23/2005 in the amount of $100,000.00 in the favor of xx for xx
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "BK is still active. No evidence found in latest comments."
* Title Review shows major title concern (Lvl 4)     "As per updated title report dated 3/13/2018, there is a water/sewer Lien active against the subject property for unpaid charges of water and sewer services in favor of xx
The subject property is located in the State of New Hampshire, which is a super lien state. There is a risk of the property is getting foreclosed due to above unpaid lien. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $21,056.03 as unsecured portion out of claim amount of xx. No comments indicating a cram down has been found."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing transfer document is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90447347	xx	xx	561-692	16674	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$472.66	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,188.29	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/02/2014	$219,540.65	$65,862.19	4.500%	$690.88	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Missing Required Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule D" under voluntary petition the loan has been determined to have unsecured debts in the amount of $10,736.00. The loan is in active bankruptcy."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "Latest available BPO report dated 12/16/2017 shows that the immediate repairs are to be made (Painting; peeling paint on deck) in the estimated amount of $1000. However, collection comment does not show any damage or repairs. There is no evidence which shows that the repairs have been done or not."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $242,122.00 $242,783.80 -$661.80
The finance charge is $242,783.80. The disclosed finance charge of $242,122.00 is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "Following required state disclosures are missing from the loan file,
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrowers Interest Requirement"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indictor is moderate as the loan is failing for TILA finance charge test."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49439809	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,931.11	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	No	xx	$1,895.83	$2,927.54	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$200,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	06/05/2014	$384,730.51	Not Applicable	4.625%	$1,760.64	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 12/3/2020, the borrower’s income has been impacted due to covid-19. However, the servicer provided 1 month forbearance plan to the borrower, which was started from 12/3/2020. No further details have been found."	* Evidence of Litigation (Lvl 3) "As per the comments dated 11/8/2019, there is litigation matter found. However, the comments dated 3/30/2020 reflect that, the motion to sell litigation fees requested via email. As per the comments dated 4/3/2020, the payoff quote sent to the litigation dept. and CIT closed or resolved. No further information has been found regarding the litigation in the collection comments."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 9/17/2015 to 1/30/2018. However, we require latest 24 months of comment history. The comment history is missing from 2/1/2018 to 2/28/2018."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."	* Settlement date is different from note date (Lvl 2) "The loan was originated on xx which is after 12 days of the loan origination."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in NV state, the following required state disclosure is missing from the loan files.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to determine from the available loan files."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D of voluntary petition shows the unsecured portion is $274,480.00 out of claim is xx. Did not see any comment regarding cram down."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	44698694	xx	xx		561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$3,113.02	05/21/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,439.68	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		xx	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/20/2010	$209,805.38	$43,040.38	2.000%	$505.01	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Title Policy	xx	3: Curable	xx	* Title policy missing (Lvl 3) "The final title policy is missing in the loan file but commitment is available so values are updated as per commitment policy."	* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing in the loan file namely as Balloon Payment, No Escrow Account, Mandatory Binding Arbitration Disclosures, Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99342841	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,015.64	05/10/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,846.76	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	59.464%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2010	$254,304.13	Not Applicable	3.000%	$1,099.82	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	xx	* ComplianceEase State Regulations Test Failed (Lvl 2) "TILA Finance Charge Test: FAIL $413,422.18 $413,671.23 -$249.05
TILA Foreclosure Rescission Finance Charge Test: FAIL $413,422.18 $413,671.23 -$249.05
Vermont Mortgage Lender License Prohibited Fees Test: FAIL $3,231.63 $0.00 +$3,231.63"
* Missing Required Disclosures (Lvl 2)     "Missing List of Service Providers in the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VT state.Following state disclosure are missing in the loan file.
VT Addendum to Residential, Disclosure of Interest Rate and Possibility of Change of Role to Mortgage Broker, Privacy Notice, Demand Note Notice, Co-signer’s Notice, Commitment Agreement, High Rate Residential Mortgage Loans."
* Property Damage (Lvl 2)     "As per BPO report dated 12/16/2017 located at (1704321141), the subject property is owner-occupied. The "As Is Price" is $315,000; however, the "Repaired Price" is $318,000. It seems that there is damage to the subject property. Estimated Repairs is in the amount of $ 2,000.00, the report shows that Exterior Paint in the amount of $1,500.00 and the Garage repair in the amount of $500.00. However, no information pertaining to damage has been found in the comments."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $413,422.18 $413,671.23 -$249.05
TILA Foreclosure Rescission Finance Charge Test: FAIL $413,422.18 $413,671.23 -$249.05
Vermont Mortgage Lender License Prohibited Fees Test: FAIL $3,231.63 $0.00 +$3,231.63"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $413,422.18 $413,671.23 -$249.05
This loan failed the TILA finance charge test
The finance charge is $413,671.23. The disclosed finance charge of $413,422.18 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL $413,422.18 $413,671.23 -$249.05
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $413,671.23. The disclosed finance charge of $413,422.18 is not considered accurate for purposes of rescission because it is understated by more than $35.
Vermont Mortgage Lender License Prohibited Fees Test: FAIL $3,231.63 $0.00 +$3,231.63
This loan did not pass the prohibited fees test.
																																																																																																								The Vermont statutes provide that only those fees expressly permitted may be charged."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33865401	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$437.08	04/20/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$936.83	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2014	$139,388.64	Not Applicable	4.625%	$637.88	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Affiliated Business Disclosure	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/23/2019 to 05/23/2019 and 07/19/2019 to 12/26/2019 and 02/13/2020 to 03/25/2020 and 05/14/2020 to 04/20/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 06/01/2019 to 06/30/2019 and 01/01/2020 to 01/31/2020 and 04/01/2020 to 04/30/2020."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ROR is missing from the loan file.

This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase indicator is Moderate due to loan is failing for TILA Right of Rescission Test."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96352672	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$2,233.95	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,007.01	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/11/2014	$142,666.70	Not Applicable	4.625%	$652.88	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Final Title Policy	xx	4: Unacceptable	xx	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the Schedule D of Voluntary Petition filed on xx, the amount of claim without deducting the value of collateral is xx the value of collateral that supports the claim is xx and the unsecured portion is $24426. Did not see any comment indicating the cram down of the subject property."
																																																																																																							* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final title policy is missing in the loan file; however, information updated as per the commitment available in the loan file at xx	xx		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25247154	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,629.41	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$919.71	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	No	No	44.503%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/24/2021, the borrower’s income has been affected by Covid-19 pandemic. The borrower asked servicer for mortgage assistance."	* The property has unrepaired damages (Lvl 2) "As per the comment dated 7/17/2019, the property had damage and 95% repairs are completed. The comment dated 6/1/2019 shows that loss date is 2/26/2015 with claim amount of $ 30,416.94. As per the comment dated 7/29/2019, 100% inspection was completed and all funds have been released."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by all the borrower."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D of voluntary petition dated 10/22/14 shows amount of secured claim without deducting the value of xxhowever the unsecured portion is $12,800.00. There is no information regarding cram down in the bankruptcy.  Update: As per the comment dated 2/21/2020, the bankruptcy case was discharged on xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State and the GA state requires total 2 disclosures as follows; both are missing from the loan file. 1)Waiver of Borrowers Right stand Closing Attorney Affidavit  2)Disclosure of Additional Fees"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20453890	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$4,607.40	05/29/2021	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,262.22	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2018	$395,136.58	Not Applicable	4.625%	$1,808.26	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	xx	xx	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York state and the NY state requires total 11 disclosures, and all required disclosures are missing from the loan file as follow. 1) Mortgage Banker & Exempt Organization Pre-application 2) Co-signer Notice Requirement 3) Smoke Alarm Affidavit 4) Subprime Home Loan Counseling Disclosure 5) Subprime Home Loan Tax and Insurance Payment Disclosure 6) Subprime Home Loan Disclosure 7) Commitment Disclosure 8) Alternative Mortgage Transaction Disclosures 9) Default Warning Notice 10) NY Interest Rate Disclosure. 11) Part 80 Disclosure."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed to
1) Late Fees Test: The loan data is 5.00%, Comparison data is 2.00% and variance is 3.00%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to
																																																																																																								1) This loan failed the late fees test."		A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53023354	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,485.82	05/19/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	$1,087.33	$1,211.18	7.625%	360	480	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	High Rise Condo (>=9 Stories)	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2015	$179,383.49	Not Applicable	4.000%	$749.71	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 3/27/2020, the borrower has limited income due to Covid-19."	* Title Review shows break in assignment (Lvl 2) "As per updated title report dated 3/12/2018. xx
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file:

Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to confirm as supporting documents are missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Required Documentation Missing or Incomplete  (Lvl 2)     "List of Service Providers is missing from the loan file."
																																																																																																								* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule D of voluntary petition dated 05/11/2016 shows amount of secured claim without deducting the xx and value of collateral is $114,300.00 however the unsecured portion is $63,700.00."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62503023	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,982.04	05/10/2021	xx	No	Bankruptcy	Chapter 11	xx	$143,231.65	No	xx	Not Applicable	$1,390.56	7.125%	360	360	xx	xx	$13,975.95	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	Yes	32.755%	First	Final policy	Not Applicable	Not Applicable	xx	$143,231.65	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	xx	* Comment history is incomplete (Lvl 3) "Collection comments are available from 01/17/2010 to 1/29/2018. However, we require latest 24 months collection. Hence, comment history is missing from 02/01/2018 to 2/28/2018."
* Loan has been determined to have an unsecured debt (Lvl 3)     "As per the schedule-D in Voluntary petition the amount of unsecured claim is $137,048.00 out of xx. As per the chapter 11 plan xx, the value of the property was crammed down to $143231.65. As per the modification plan under chapter 11, the secured claim in the amount of xx. The secured claim will pay in the amount of $414.15 with the modified interest rate of 5.25% for 30 years."
* The property has unrepaired damages (Lvl 3)     "As per the comment dated 11/07/2019, the subject property had damaged due to water and the loss date is 10/15/2019 for the claim xx received from peninsula insurance xx. No further details have been found regarding damage or repairs."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/1/2019 to 6/4/2019, for 8/2/2019, for 10/1/2019, from 1/9/2020 to 2/16/2021 and for 4/12/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019 and from 9/1/2019 to 9/30/2019, from 11/1/2019 to 12/31/2019 and from 3/1/2021 to 3/31/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure document is missing in the given loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer document is missing in the given loan files."
* Litigation (Lvl 2)     "As per the servicing comments on 05/30/2013, the litigation matter has been resolved. No details were found regarding the reason for litigation."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Florida (FL) state. The below Required State disclosures are missing in the given loan files.
Radon Gas Disclosure and Insurance Sales Disclosure."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the Final HUD-1, the settlement date isxx."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "The Subject property is located in Florida (FL) state, which is located in a FEMA disaster area."	B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19307552	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,362.77	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$905.05	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$60,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$1,025.86	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Modification Credit Application	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $905.05 with the rate of interest 5.87500 % and a maturity date of 6/XX/2035. The P&I as per payment history tape data is the $1,025.86 and PITI is $1,248.69and unable to determine the rate of interest. However, there is increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."
* The property has unrepaired damages (Lvl 4)     "According to the collection comment dated 2/10/2020, the subject property had damage related to water and mold. The date of loss is 9/XX/2019. An estimated cost of repairs is $10,000.00. The borrower had filed insurance claim. xx. However, no further details have been found regarding completion of repairs."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	xx xx xx* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $27,000.00 out of total claim in the amount of $177,000.00 (Amount of claim Do not deduct the value of collateral) and the subject collateral value is in the xx and no evidences of cram down."	* Missing Required State Disclosures (Lvl 2) "The following state (CA) disclosures are missing from the loan file:

1. Earthquake Disclosure for Condominiums
2. Insurer RecommendationDisclosur
3. Anti-Tying Disclosure
4. Privacy Notice
5. Notice of Right to Copy of Appraisal
6. Fair Debt Collection Notice"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )

The finance charge is $176,142.86. The disclosed finance charge of $175,921.38 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL        Charged: $175,921.38      Allowed $176,142.86       Over by: -$221.48

2. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $176,142.86. The disclosed finance charge of $175,921.38 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Finance Charge Test: FAIL        Charged: $175,921.38      Allowed $176,142.86       Over by: -$221.48"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "According to the original Note loan was originated on xx; however, the ROR shows the transaction date as xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the TILA finance charge test

TILA Finance Charge Test: FAIL        Charged: $175,921.38      Allowed $176,142.86       Over by: -$221.48"
* Settlement date is different from note date (Lvl 2)     "According to the original Note loan was originated on xx; however, the final HUD-1 shows the settlement date as xx."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32152978	xx	xx	561-692	16728	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$389.04	04/29/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	$732.33	$1,130.03	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $95,788.00 as unsecured portion out of claim amount $133,788.00. No comments regarding cramdown has been found."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "There is a gap/break in the chain of assignment of mortgage; the assignment is missing from "xx
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15227255	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$1,425.20	05/15/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$550.38	4.875%	360	360	xx	xx	$99,987.65	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure Document Showing a Index Numerical Value	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage was originated on xx and it was recorded on xx. The subject mortgage is in second lien position. According to the updated title report dated 3/18/2018, there is a HOA lien against the subject property in favor of xx in the amount of $4,096.52 and it was recorded on xx."
* Title Review shows major title concern (Lvl 3) "According to the updated title report dated 3/18/2018, there is a HOA lien against the subject property in favor of xx in the amount of $4,096.52 and it was recorded on xx. The subject property is located in the state of Hawaii. There is a possibility of foreclosure due to unpaid HOA lien. It can be cured by paying off the above unpaid lien with late fees and unpaid interest."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Hawaii state. The following state disclosure is required and missing from the loan file.
 Reciprocal Beneficiary / Civil Union Addendum to Uniform Residential Loan Application."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $96,685.19. The disclosed finance charge of $89,257.98 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $96,685.19. The disclosed finance charge of $89,257.98 is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.084%. The disclosed APR of 4.873% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of services providers document is missing from the loan file."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical value is unavailable to confirm from given loan documents."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	77107611	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,837.88	05/12/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,391.71	7.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$173,833.78	Not Applicable	Unavailable	$1,014.13	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan modification document is missing from the loan file. As per the latest payment history, the P&I is in the amount of $1,014.13 which is different from the previous mod P&I. Also, the latest PH shows that the loan was modified on 1/1/2020 with the modified UPB of $173,833.78."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "The history dated 6/XX/2020 states that the borrower’s income has been impacted by covid 19.

updatd comment:
No covid related details have been found."	* The property has unrepaired damages (Lvl 3) "The comment history dated 2/1/2020 states that the property has roof damage. The date of loss is 10/27/2019 and the estimated claim amount is $8,948.92. The current status of the repair has not been found.

Updated comment:
No property repair related details have been found."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D of Voluntary Petition, the amount of claim without deducting the value of the collateral as xx and value of the collateral is xx; however, the unsecured portion is $22,947.00. Did not see any comment regarding the cram down."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in FL state. List of following required disclosures are missing from the loan files.
1.Anti-Coercion Notice.
2.Title Insurance Disclosure.
3.Radon Gas Disclosure.
4.Insurance Sales Disclosure."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value for origination from the available loan files."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61908302	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$1,284.38	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$299.78	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	30.116%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2016	$42,934.16	Not Applicable	6.000%	$236.23	xx	Change of Terms	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 3) "The property is in Tennessee state and in this TN state 5 disclosures are required and all are missing from loan file as follows.
1) Insurance Solicitation/Post Commitment
2) Availability of Title Insurance
3) TN Consent to Disclosure of Insurance Information
4) Choice of Agent/insurer
5) Insurance Solicitation/Post Commitment"
* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated 10/13/2015 both the borrower are deceased however , death certificate is not available in loan file and it is unable to confirm when they are deceased."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed to:-
1) Brokerage/Finder Fee Test:- Loan data is $1,265.00; comparison data is $1,000.00 and variance is 265.00."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to
1) TILA Finance Charge Test
2) TILA APR Test:
3) Brokerage/Finder Fee Test:"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per the note borrowers are "xx" but they quit their claim by deed dated xx, hence, Updated title shows current owner is different from borrower."
* Variation in Parcel number(APN#) (Lvl 2)     "As recorded mortgage recorded on xx and all other documents property address is " xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to
1) TILA Finance Charge Test:- The loan data is $59,407.09; Comparison data is $60,199.60 and variance is -792.51.
																																																																																																								2) TILA APR Test:- The loan data is 6.280%; comparison data is 6.416% and variance is -0.136%."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56090480	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,191.55	05/05/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,849.50	8.640%	324	360	xx	xx	$29,975.75	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$940.22	Unavailable	Lower Interest Rate	xx	xx	xx	xx	Credit Application Affiliated Business Disclosure Modification Missing Required State Disclosures	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $XXXX with the rate of interest 8.64000 % and a maturity date of 12/XX/2034. The P&I as per payment history tape data is the $940.22 and PITI is $XXXX and unable to determine the rate of interest. However, there is increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Application Missing (Lvl 2) "Final application at the time of origination is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate due to;
1) TILA Finance Charge Test:
2) TILA Foreclosure Rescission Finance Charge Test"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure document is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to;
TILA Finance Charge Test, loan data is $374,238.86, comparison data is $416,859.50 and variance is -$42620.64.
TILA Foreclosure Rescission Finance Charge Test: loan data is $374,238.86, comparison data is $416,859.50 and variance is -$42620.64."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "State Disclosure:-
																																																																																																								The subject property is located in New York state and the NY state requires total 11 disclosures, some of them are available in the loan file; however other required disclosures are missing from the loan file as follow. 1) Mortgage Banker & Exempt Organization Pre-application 2) Co-signer Notice Requirement 3) Smoke Alarm Affidavit 4) Subprime Home Loan Counseling Disclosure 5) Subprime Home Loan Tax and Insurance Payment Disclosure 6) Subprime Home Loan Disclosure 7) Commitment Disclosure."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19615308	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$883.99	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$660.51	11.710%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure Right of Rescission Initial Escrow Acct Disclosure Credit Application	xx	2: Acceptable with Warnings	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "Comment History is available from 5/24/2010 to 1/26/2018. However, we require latest 24 months comments history. Comments are missing from 1/1/2016 till 12/1/2016."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is Moderate as the loan is failing for TILA Right of Rescission Test:"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 05/07/2021, the borrower is currently making the regular payments and the next due date is 06/22/2021. The new UPB is reflected in the amount of $10945.87. As per the seller tape data as of 01/31/2018, the unpaid principal balance is $34,628.86. However, the current balance is lower than the tape balance by more than 25%."
* Missing Required State Disclosures (Lvl 2)     "Following is the list of state disclosures which are missing from the loan file.
1. Commitment Requirement/Anti-Tying
2. Collateral Protection Insurance Disclosure
3. Non-Deposit Investment Product Disclosure Are there any promotional materials?
4. Insurance Solicitation/Post Commitment Requirement"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final application along with underwriting transmittal is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70200243	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,536.68	05/18/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$835.43	8.875%	360	360	xx	xx	$26,512.25	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/07/2018	$93,938.10	Not Applicable	3.875%	$385.33	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Property Damage (Lvl 2) "As per comment dated 7/28/2017 the subject property was potential damage reported. There is no further comment or information regarding damage and repairs have been done to the subject property. However, as per latest BPO report dated 12/18/2017 the subject property is in average condition and needs no repairs at this time.
Also no comment was located in comment history regarding insurance claim."
* Missing Required State Disclosures (Lvl 2)     "Following (OH) state disclosures are missing from the loan file.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D in voluntary petition dated 5/2/2012 shows the claim amount without deducting value of collateral is $116,723.66 and value of collateral is $99,000; however, unsecured portion is $17,723. Collection comments do not show any cram down."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC filed by creditor on 8/23/2012 and deadline of POC was 8/28/2012. However, the creditor filed POC within deadline."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6631941	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,828.58	05/01/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$550.56	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/07/2017	$87,573.57	$24,342.24	4.125%	$269.20	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Good Faith Estimate Affiliated Business Disclosure Title Policy Mortgage Insurance	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 05/29/2020, the borrower’s affected by covid-19. No further details have been found regarding covid-19."	* Title policy missing (Lvl 3) "Final title policy is missing from the loan file however, title commitment is available in the loan file and values have been updated per same."	* Missing Required State Disclosures (Lvl 2) "The required state disclosure of Equal Credit Availability Notice and Insurance Tying Disclosure are missing from the loan file"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The Final GFE is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Per the lender guidelines the loan required MI. The MI certificate was not located in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34263140	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$1,501.38	$3,002.76	05/04/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,426.92	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/20/2015	$232,116.06	$10,511.06	4.125%	$943.47	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows the amount of claim without deducting value of collateral is xx and value of collateral that supports this claim is xx; however, unsecured portion was remains in the amount of $35,176.14. Collection comments do not show any cram down."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is signed but not hand dated by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "Updated title report dated 3/9/2018 shows that 2018 annual utilities taxes has been delinquent in the amount of $892.98 and the due date was for 2/15/2018.

Update Comments:
As per the comment dated 09/30/2019, the 2019 taxes are delinquent in the amount of $1556.52. No further details have been found regarding delinquent taxes are paid or not."
* Missing Required State Disclosures (Lvl 2)     "Following (NJ) state disclosures are missing from the loan file.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
																																																																																																								Choice of Insurer Disclosure"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48453665	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,098.36	05/11/2021	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,034.84	7.500%	360	360	xx	xx	$31,426.79	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2018	$132,324.22	$23,324.22	3.875%	$447.12	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Title issue (Lvl 3) "Successor and / or assignee clause along with 12c schedule is missing from the final title policy."	* ComplianceEase State Regulations Test Failed (Lvl 2) "CE fail for State Regulations Restricted Fees.
Prohibited Fees Test-
Loan data $1275.00, comparison data $0.00 hence variance $1275.00"
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
1. Unacceptability of Insurance Notice."
																																																																																																								* Property Damage (Lvl 2) "Collection comment dated 03/15/2016 states borrower called and stated property has storm damaged and has a check for the repair. No further comment found stating repair done or not . Also no estimated repair cost is found. However latest exterior BPO report dated 12/19/2017 states Subject property is well maintained home in the area of similar homes."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36510655	xx	xx	561-692	16799	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$6,229.12	04/21/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$769.14	7.500%	360	360	xx	xx	$21,091.08	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/29/2014	$148,574.12	Not Applicable	7.500%	$977.72	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Final Truth in Lending Discl. Missing Required State Disclosures Right of Rescission Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Title Review shows major title concern (Lvl 3) "The subject mortgage was recorded on xx. The updated title dated 3/21/2018 shows there is an active senior mortgage prior to the subject Mortgage, In the favor of xx recorded on xx for the amount of xx. Final Hud-1 does not show pay off toxx for the amount of xx. Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "As per the ProTitle report Subject mortgage is on second lien position as there is a Senior mortgage is in the amount of xx in favor of xx originated on xx and was recorded on xx. The Subject mortgage was originated on xx and recorded on xx in the amount of xx."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in MA State. The following required state disclosure are missing from the loan file.
1. Lead-Based Paint Disclosure.
2. Carbon Monoxide Alarms.
3. MA Smoke Detector Certificate."
* Right of Rescission missing or unexecuted (Lvl 2)     "The Right of Rescission is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test Result FAIL Loan Data 0.000% Comparison Data 7.959% Variance -7.959%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.959%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61561010	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,373.26	04/05/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,231.52	7.750%	360	360	xx	xx	$54,504.84	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2014	$178,118.68	$47,248.69	4.625%	$598.90	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. LTV at the origination was xx. The tape data is reflected MI required. Final 1003 reflect monthly MI in the amount of xx; however, MI certificate is missing in the loan files."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule D of voluntary petition shows that $86,900.00 as unsecured portion out of claim amount of xx."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by the borrower."
* Title issue (Lvl 3) "The successor and assignee clause is missing in the short form title policy. This can be cured by adding an addendum to the title policy with successor and assignee clause."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State. The following state disclosures are missing in the loan files.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Prohibited Fees Test:FAIL, Loan Data:$450.00, Comparison Data:$0.00, Variance:+$450.00"
* State Tax Judgment (Lvl 2)     "According to the review of updated title report dated 03/14/2018, there is a junior active State tax judgment, against the borrower XXXX in the favor of Division of Taxation in the amount of $3754.66, which was recorded on 4/17/2014."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test:FAIL, Loan Data:$450.00, Comparison Data:$0.00, Variance:+$450.00
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "According to the PACER the borrower had filed bankruptcy under chapter-13 with the case# XXXX on 3/XX/2016. The was POC filed on 6/XX/2016 for the amount of $207,081.65 and the arrearage amount is $33,248.88."		D	D	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38686662	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$926.51	04/29/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$328.13	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/09/2014	$44,813.06	Not Applicable	4.625%	$205.08	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Affiliated Business Disclosure Final Truth in Lending Discl. Origination Appraisal Credit Application HUD-1 Closing Statement Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 12/1/2020, the borrower is on active Covid-19 forbearance plan, Hence the borrower income has been impacted by Covid-19."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are also not available from the file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "According to the collection comment dated 9/13/2019, the damages have been noted to the property. The subject property has damages due to Vandalism/Malicious Mischief Disaster. The date of loss is 8/26/2019.However the borrower had filed insurance claim. As per comment dated 10/3/2019, the borrower had received claim from “xx.However as per comment dated 3/2/2020 states that repairs are completed and the next step is to order final inspection report. No further detail has been found."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Dislcosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the State Disclosure  which are missing from the loan file.
1)Amortization Schedule Disclosure
2)Credit Property Insurance Disclosure
3)Fee Agreement
4)Priority of Security Instrument Disclosure
																																																																																																								5)Attorney Selection Disclosure"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,168.90	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26225857	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$5,984.15	04/23/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,553.44	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	PUD	xx	xx	Primary	Yes	No	No	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/06/2014	$229,466.54	Not Applicable	4.625%	$1,050.11	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."
* Title Review shows major title concern (Lvl 4)     "The subject mortgage was originated on 07/XX/2005 with the lender xx for xx.
As per updated title report dated 3/13/2018, there is a mortgage deed dated 9/XX/2008 in favor of xx
This deed  and transfer of tax lien certification (located at pg#23)reveals, that the 2007 taxes along with the penalties, interest, court cost and collection fees with the subject property has been paid by the xx to the xx andxx; hence, the tax lien has been transferred  to xx
As the subject property is located in Texas, there is a risk of property getting foreclosed."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage was originated on 07/29/2005 with the lender xx for xx
The subject property is located at xx
As per updated title report dated 3/13/2018, the subject mortgage is in second lien position as there is a mortgage deed (xx) dated 9/XX/2008 in favor xx for the amount of $6700.63 which was recorded on 9/XX/2008.
This deed  and transfer of tax lien certification (located at pg#23)reveals, that the 2007 taxes along with the penalties, interest, court cost and collection fees with the subject property has been paid by the xx to the xxr; hence, the tax lien has been transferred  to xx
As the subject property is located in Texas, there is a risk of property getting foreclosed."	* Missing Required State Disclosures (Lvl 2) "The property is located in Tx state, the following required state disclosures are missing from the loan files.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* The property has unrepaired damages (Lvl 2)     "The comment history dated 1/12/2021 shows that the property had fire damage due to that roof was damaged. The date of loss is 1/6/2021. The estimated amount of damage and current status of damage has not been found."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of service transfer is missing from the loan files."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4127810	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$513.57	$11,164.87	05/04/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$979.96	6.200%	360	360	xx	xx	$50,853.70	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	55.036%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Final Truth in Lending Discl. Initial Escrow Acct Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Title issue (Lvl 3) "ISAOA clause is missing from the Short Form final title policy and also 12(c) clause is not available."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report shows missing chain of assignment. The current assignee is xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in NJ state.
following is the disclosures which are missing from the loan file.
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Choice of Insurance Disclosure."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "Updated title report dated on 3/15/2018 shows , there is utilities (county plus state) taxes are delinquent in the amount of $513.57 for year 2017 and the taxes were due for 10/20/2017."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is Moderate because this loan failed the TILA APR test
TILA APR Test: charged 0.000% allow 6.617% and over by -6.617%.The annual percentage rate (APR) is 6.617%.
The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase Risk Indicator is Moderate as this loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL charged: $220.00     allowed:$0.00        over by:+$220.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate because this loan failed the TILA APR test and  the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25090839	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	Yes	Second	$0.00	$531.30	05/25/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$372.53	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$217.90	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Modification	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 8/18/2020, the RFD is curtailment of income. The collection comment dated 9/18/2020 shows the loan is currently in a Covid-19 forbearance plan."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $XXXX & the interest rate 7.750% with the maturity date 3/XX2035. As per the updated payment history, the current P&I is $XXXX. Hence, there is difference in P&I with respect to note data. The current UPB also increased (comparing with tape data provided UPB) which seems that there would be a possibility of modification. However, the executed Mod is missing from the loan file."	* Title Review shows major title concern (Lvl 3) "As per updated title report dated 03/8/2018, the subject mortgage was originated onxx with xx in the amount of xx. The subject mortgage was recorded on xx. The updated title report shows that there is an active senior mortgage on the subject property in favor of xx for the amount of xx. It was originated on xx and recorded on xx. However, Hud-1 shows pay off for xx in the amount of xx. Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 9/17/2016 to 01/30/2018 and missing from 02/1/2016 to 08/31/2016. We require 24 month comment history.

Updated Comment:-
Recent 24 months collection comments are available from 6/1/2019 to 5/12/2021."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "Subject mortgage is in second lien position as there is an active senior mortgage on the subject property in favor of xx for the amount of xx. It was originated on xx and recorded on xx. However, Hud-1 shows pay off for xx in the amount of xx. Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per Note and Mortgage ,the borrower name is xx, in updated title report current ownership showing in the name of XXXX No name affidavit found for the same."
* Missing Required State Disclosures (Lvl 2)     "Choice of Settlement Agent Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is Elevated as loan is failing for predatory lending guidance test"		D	D	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39571234	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$0.00	05/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$297.62	8.625%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/19/2013	$13,764.82	Not Applicable	8.625%	$102.23	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Credit Application Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission HUD-1 Closing Statement Origination Appraisal	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 4) "Updated title report shows property transferred to “xx” was deceased and date of death is xx, because of probate the 100% ownership was with “xx”. Then Subject mortgage was originated with the borrower “xx. We are unable to compare the legal description of property between prior deed and mortgage as the above said warranty deed copy not available along with title report. Searcher note states copy unavailable with county."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are also not available from the file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Updated title report dated 3/9/2018 state that, Mortgage was originated with "xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business Form is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from loan file."
* Property Damage (Lvl 2)     "As per the collection comment 7/22/2015 shows that "Due to hail causing damage to roof shingles ceiling dol on 6/8/2015, total claim is about in the amount of $3000.00, There is no more information regarding this damage. Latest BPO report dated 12/30/2017 does not reflect any damage in the subject property."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "AOM is missing from the updated title report dated 3/9/2018 however there is no such document on updated title which verify the current assignee."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	65235271	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$835.76	05/05/2021	Unavailable	No	Bankruptcy	Chapter 11	xx	$0.00	No	xx	Not Applicable	$1,010.03	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Evidence of Litigation (Lvl 4) "The borrower had filed Bankruptcy under the chapter xx Case XX on 11/12/2012. The comment dated 12/18/2019 reflects that plan has been confirmed on 9/29/2014 and the debtor has completed all payments under the chapter 11 plan "Order of discharge" was filed on 4/XX/2015 and "notice of Discharge of debtor" was filed on 4/17/2015. The comment dated 4/21/2020 states that the loan is in litigation and the debtor has filed the attached motion for contempt and adversary. No further information is available regarding the resolution of the litigation matter."
* Property value crammed down (Lvl 4) "The loan was originated for the amount of XXXX on 11/XX/1998. The borrower had filed Bankruptcy under the xx. The POC was filed on xx and amount of arrearage is $18,983.00. The comment dated 12/XX2019 reflects that plan has been confirmed on 9/29/2014 and the cram-down post -petition due date is 4/1/2017. Further comment dated 7/13/2020 states that the debtor will pay secured claim of the creditor xx which will re-pay at a fixed rate of interest 4.500% with a monthly payment of $1140.04 with 30 year amortization schedule. The payment begun from June 2016. The payment history dated as of 4/15/2021 reveals that the current unpaid principal balance reflects in the amount of $33,989.78.No further information is available."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "The sellers tape data shows that the unpaid principal balance is in the amount of $74,704.72. According to updated payment history as of 5/4/2021 shows that the borrower has been current with the loan and current UPB is in the amount of $33,174.48 till the due date 6/1/2021 hence current balance lower than the tape balance by more than 25%."	* Missing Required State Disclosures (Lvl 2) "Following state disclosures are missing from the loan file 1) Equal Credit Availability Notice 2) Insurance Tying Disclosure 3) Non-Deposit Insurance Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing in the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52326242	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,060.64	05/29/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$872.37	4.125%	360	360	xx	xx	$4,187.34	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Updated Comment:
As per the comments dated 12/16/2020, the borrower’s income has been impacted due to covid-19. However, the servicer provided 03 months forbearance plan to the borrower, which was started from 1/1/2021 to 4/1/2021. No further details have been found."	* Missing Required State Disclosures (Lvl 2) "Subject property is located at SC sate.
Following state disclosure are missing from the loan file,
1.Private Mortgage Insurance Disclosure
2.Earthquake Disclosure for Condominiums
3.Anti-Tying Disclosure
4. Privacy Notice."
* Foreclosure case has been dismissed (Lvl 2)     "Updated Comment:
The foreclosure was closed on 2/4/2020 due to reinstatement. No further details have been found."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The CE risk indicator is Elevated as the loan is failing Qualified Mortgage DTI Threshold Finding. The borrower has total monthly income of $2,816.00 and has total expenses in the amount of $1,265.61 hence DTI becomes 44.94% which exceeds threshold of 43%. However AUS for this loan is available in loan file located at "xx" and has recommendation as Approve/ Eligible. That means this loan meets xx's eligibility criteria and is eligible for delivery to xx and qualifies as Safe Harbor."
																																																																																																								* Qualified Mortgage DTI Lending Policies limits the loan to 43% - This loan failed the qualified (Lvl 2) "This loan is failing Qualified Mortgage DTI Threshold Finding. The borrower has total monthly income of $2,816.00 and has total expenses in the amount of $1,265.61 hence DTI becomes 44.94% which exceeds threshold of 43%. However AUS for this loan is available in loan file located at "xx" and has recommendation as Approve/ Eligible. That means this loan meets xx's eligibility criteria and is eligible for delivery to xx and qualifies as Safe Harbor."		B	B	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89601472	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$669.00	04/19/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.88	3.500%	180	180	xx	xx	$9,859.18	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Good Faith Estimate Missing Dicsloures Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The borrower is unemployed. As per the comment dated 4/8/2020, the borrower states that her parents are helping to her and the borrower’s parents have been impacted by covid-19."	* ComplianceEase State Regulations Test Failed (Lvl 3) "GSE (xx public guidelines) QM Points and Fees Test: FAIL Loan Data: $3,290.81 Comparison Data: $3,059.00 Variance: +$231.81 Qualified Mortgage Lending Policy Points and Fees Test: FAIL Origination Fee First Lien Test: FAIL Loan Data: $995.00 Comparison Data: $751.00 Variance: +$244.00 Prohibited Fees First Lien Test: FAIL Loan Data: $2,295.81 Comparison Data: $0.00 Variance: +$2,295.81 Loan is non-seasoned loan"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan file.  Loan is non-seasoned loan"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow acct. disclosure is missing from the loan file.  Loan is non-seasoned loan"
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan file.  Loan is non-seasoned loan"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the QM points and fees test due to one of the following findings: Fail This loan has points and fees that exceed the points and fees threshold.  This loan failed the first lien prohibited fees test. Loan is non-seasoned loan"
* Missing Required State Disclosures (Lvl 3)     "The following state disclosures are missing from the loan file: 1. MO Collateral Protection Act Notice. 2. Borrower's Choice of Insurer orAgent.  Loan is non-seasoned loan"
* Missing Required Disclosures (Lvl 3) "List of service providers disclosure is missing from the loan file. Loan is non-seasoned loan"	* Initial Good Faith Estimate is Missing (Lvl 2) "Initial good faith estimate is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file.  Loan is non-seasoned loan"
																																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial truth in lending disclosure is missing from the loan file."		A	B	Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82016008	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,131.50	05/12/2021	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$847.91	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2018	$167,898.95	Not Applicable	5.000%	$809.60	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Missing Required State Disclosures Mortgage Insurance	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment dated 4/1/2020 shows that borrower was out of work due to covid-19. No further details have been found regarding covid-19."
* Property Damage (Lvl 4) "External BPO report dated 09/25/2017 (xx) states that roof of the subject property appeared at the end of its life. Also paint of the subject property is peeling. Therefore, property needed repairs in the amount of $15,000. No details have been found regarding the insurance claim. Collection Comments and latest BPO report dated 12/16/2017 (xx) does not reflect any damage to the subject property. Details regarding repairs are not available."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State and the MA state requires total 6 disclosures, some of them are available in the loan file. However other required disclosures are missing from it as follows.
1) Lead-Based Paint Disclosure
2) Carbon Monoxide Alarms
3) MA Smoke Detector Certificate
4) Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "The loan was originated with LTV of 82.601%. Therefore MI certificate is required. However, it is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95518167	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$2,345.00	04/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$422.31	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage was originated on xx and was recorded on xx. The subject mortgage is in second lien position. According to the updated title report dated 3/16/2018, there is a senior mortgage against subject property in favor of xx in the amount of xx and it was recorded on xx."
* Title Review shows major title concern (Lvl 3)     "According to the updated title report dated 3/16/2018, there is a senior mortgage against subject property in favor of xx in the amount of xx and it was recorded on xx. However, the Hud-1 shows the pay off for above said senior mortgage in favor of xx in the amount of xx. Also, the final title policy schedule B does not show exceptions for any prior mortgage. It shows a clear title. Possible title claim can be filed. No released or satisfaction document was found in the loan file which states that the prior mortgage has been released."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/3/2019 to 11/30/2019, 2/28/2020 to 5/21/2020, 7/30/2020 to 7/30/2020, 9/11/2020 to 9/30/2020, 11/24/2020 to 11/27/2020 and 1/28/2021 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2019 to 5/31/2019, 12/1/2019 to 1/31/2020, 6/1/2020 to 6/30/2020, 8/1/2020 to 8/30/2020, 10/1/2020 to 10/30/2020 and 12/1/2020 to 12/31/2020."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file. However, the appraised value is updated from 1008."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service provider disclosure is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54908938	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,090.13	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$505.34	3.875%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 4) "Per amended chapter 13 Plan filed on 07/18/2016 located in PACER the borrowers was to start paying $300 per month. However same amended plan further states "xx will not no longer receive a monthly distribution for their secured claim. The Debtors are surrendering the property located at xx, which secures the claim." The amended plan was confirmed on 8/25/2016. The borrower is struggling to make payments since September 2016 and the last payment was received on 7/21/2016 which was applied to the due date of 8/1/2016. The borrower is still in active bankruptcy however latest exterior BPO report dated 12/17/2017 shows property is occupy by tenant but property was to be used as primary residence. Updated title report as of 03/13/2018 shows xx (Subject borrower) as current owner of the property."	* ComplianceEase Exceptions Test Failed (Lvl 2) "PA License Validation Test: FAIL RESPA Originator Compensation Validation Test: FAIL"
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR date was typed in not hand written"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Issue with the legal description or recorded instrument (Lvl 2)     "Legal description shows inconsistency between deed recorded on xx.. Rest of the description is matching between both the documents."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The unpaid principal balance is reflected in the amount of $37,005.36 which is less than the original balance is $68,900.00."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "PA License Validation Test: FAIL RESPA Originator Compensation Validation Test: FAIL. This lending policy assumes that direct broker fees are not creditor paid but are instead paid by the borrower. Therefore the presence of any indirect broker compensation or broker compensation retained from an 802 credit in addition to direct broker fees indicates that the broker is obtaining compensation from both the creditor and the borrower. This lending policy also assumes that the presence of a yield spread premium (YSP) or lender credit in connection with the presence of a broker represents the presence of lender-paid compensation to the broker, and therefore it will fail if there are also direct broker fees on the loan. This lending policy has been prepared based upon the assumptions listed above. The results rendered may only be relied on if the assumptions above accurately reflect the broker compensation practices of the institution whose loan is being audited."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "The chain of assignment is incomplete. Current assignee is xx		D	D	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10280812	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$10,168.06	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,250.79	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	71.807%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/22/2015	$232,579.39	$37,079.39	4.000%	$817.07	xx	Financial Hardship	xx	xx	xx	xx	Modification Origination Appraisal HUD-1 Closing Statement	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "Property is located in New Jersey that has unlimited assignee and liability for high cost loan and hud-1 is missing to test the compliance."	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary petition schedule D confirms value of collateral is xx, amount of claim is XXXX and unsecured portion is XXXX
* Loan appears modified. Mod missing or unexecuted (Lvl 3)     "In the loan file there is an unexecuted loan modification between the borrower and xx. The new UPB is xx, with a deferred amount of xx and an interest bearing amount of $195,500.00.
Borrower made last payment as per Note term for due date 08/01/2015."
* Property is vacant (Lvl 3)     "Per the latest exterior BPO dated 12/20/17 the property is vacant. The property appears to be secure and the lawn is not maintained but there are no visible signs that repairs are needed. Estimated repair cost is $0.00"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The Final HUD is missing from the loan file.  There is only the signature page of the HUD located at "xx" in the file."
* Active Judgment Against Borrower (Lvl 3) "Updated title report as of 03/15/2018 shows there is a civil judgment in the amount of $1278.59 recorded on xx with xx."	* Missing Required Disclosures (Lvl 2) "Below mentioned state disclosures are missing from the loan file.
1. NJ Attorney Disclosure
2. Tax Bill Disclosure"
* ROR not hand dated by borrower(s) (Lvl 2)     "The date on the ROR was typed in, not hand dated by borrower."
																																																																																																								* Missing Appraisal (Lvl 2) "The appraisal is missing from the loan file. Only first page of the appraisal is located at "xx" in the loan file but the 2nd and other pages which reflects the appraisal amount was not found."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23916009	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$793.80	05/04/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$816.72	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$611.88	Unavailable	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Good Faith Estimate Missing Required State Disclosures Modification Origination Appraisal	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 9/19/2013 with fixed interest at the rate of 5.375% and P&I in the amount of $816.72. However latest payment history shows current P&I in the amount of $611.88. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer disclosure missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test: The finance charge is $148,710.31. The disclosed finance charge of $148,317.81 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL      Loan data: $148,317.81                  Comparison data: $148,710.31   Variance: -$392.50

2. This loan failed the TILA foreclosure rescission finance charge test:The finance charge is $148,710.31. The disclosed finance charge of $148,317.81 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (NC) disclosures are missing from the loan file:

1. Credit Property Insurance Disclosure
2. Fee Agreement
3. Priority of Security Instrument Disclosure
4. Attorney Selection Disclosure"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" as this loan failed the TILA foreclosure rescission finance charge test."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good faith estimate is missing from loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."		A	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61107616	xx	xx	561-692	16879	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$735.68	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$659.43	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	155.012%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule D of voluntary petition dated 8/30/2016 shows amount of secured claim without deducting the value of collateral is $123,391.48 and value of collateral is xx however the unsecured portion is $13,391.48. There is no information pretending of cram down."
* The property has unrepaired damages (Lvl 2)     "According to the latest BPO report dated 12/19/2017 located at xx state that the subject property has an need for repairs of painting preparation and exterior paint in the total cost of estimated repairs upto $2,000.00. However, the servicing comments do not show any damages or repairs for the subject property.

Updated: As of 4/30/2021 the latest 24 months servicing comments does not reflect damage or repair to the subject property."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
																																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "An appraised value is updated from 1008. However, appraised value is xx which is less than loan amount that is xx. Hence, LTV or CLTV exceeds 104%."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69108226	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$11,086.46	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,284.32	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.709%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA failed for Foreclosure Rescission Finance Charge Test."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State and the NY state requires total 10 disclosures, some of them are available in the loan file; however other required disclosures are missing from the loan file as follow:
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) NY Hazard Insurance  Disclosure
3) Co-Signer Notice Requirements
4) Default Warning Notice
5) Commitment Disclosure"
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is $199,542.11. However comparison data is $199,628.94 and variance is -$86.83."		A	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56302885	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,502.44	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$878.74	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal Missing Required State Disclosures Mortgage Insurance	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $36,728.00 as unsecured portion out of claim amount $176,425.00. There is no comment found regarding a cram down."
* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. LTV at the origination was xx. The tape data is reflected MI required. Final 1003 reflects monthly MI in the amount of xx; however, MI certificate is missing in the loan files."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form disclosure is missing in the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosure are missing from the loan file.
1) MI Borrowers Bill of Rights
2) MI Consumer Caution and Homeownership Counseling Notice
																																																																																																								3) Choice of Insurance Agent."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57029190	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$10,525.79	05/17/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,775.69	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	63.352%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2018	$340,073.83	$34,713.83	4.000%	$1,276.22	xx	Financial Hardship	xx	xx	xx	xx	Missing Dicsloures Mortgage Insurance Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/14/2020, the reason for default is the borrower has been impacted by covid-19."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 06/1/2019 to 6/17/2019, from 8/16/2019 to 5/31/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019."
* Active Judgment Against Borrower (Lvl 3)     "Updated title report dated 03/14/2018 shows that there are two judgments pending against the borrower which had been recorded prior to loan origination.
1) There is a Civil Judgment against the borrower of “xx” in the amount of $110.00 which was recorded on xx.
2) There is a Civil Judgment against the borrower of “xx” in the amount of $68.00 which was recorded on xx."	* State Tax Judgment (Lvl 2) "According to updated title report dated 3/14/2018 there is active state tax lien against "xx" (Borrower), in the favor of Div of Taxation recorded on 7/18/2013 for the amount of $2091.43."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State and the NJ state requires total 7 disclosures, some of them are available in the loan file. However other required disclosures are missing from it as follows.
1) Unacceptability of Insurance Notice
2) Attorney Disclosure II
3) Tax Bill Information
4) Private Well Testing
5) Choice of Insurer Disclosure
6) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14369508	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,880.50	05/29/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$545.21	4.250%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.162%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Missing Required State Disclosures Missing Dicsloures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 6/1/2019 to 01/29/2021, 03/01/2021 to 05/31/2021. However, we require the latest 24 months payment history. Payment history is missing from 02/01/2021 to 02/28/2021."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing transfer disclosure is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
Explanation of Personal Obligation, Marital Property Act Disclosure, Pre-Application Fee Disclosure, Choice of Insurance Disclosure, and Co-Signer Notice."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 4/29/2021, the borrower is current with the loan and the next due date for payment is 6/1/2021. The last payment was received on 4/29/2021 in the amount of $935.68 which was applied for due date 5/1/2021. The current P&I is in the amount of $545.21 and current PITI is in the amount of $935.68 with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $26,392.41."	A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79988469	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$8,023.79	05/28/2021	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$985.00	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$884.06	Unavailable	Unavailable	xx	xx	xx	xx	Affiliated Business Disclosure Modification Good Faith Estimate Notice of Servicing Transfer	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in the Second lien position as the updated title report dated 03/10/2018 shows notice of lien with the xx in the favor of department of justice for the amount of $3950.00 which was recorded on 04/25/2016."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "This is conventional fixed type mortgage originated with the P&I $985.00 & interest rate 4.50% with the maturity date 12/1/2040. As per the review of updated payment history, the current P&I is $884.06. The current rate is unable to determine. There is difference in P&I with respect to note data. Also, the borrower is not paying as per the prior Mod which was made in the year 2016. It seems that there would be a possibility of new modification. However, the copy of executed or new Mod is missing from the loan file."
* Title Review shows lien by DOJ_Department of Justice (Lvl 4)     "The updated title report dated 03/10/2018 shows notice of lien for fine and/or restitution imposed pursuant to the anti-terrorism and effective death penalty act of 1996 with the xx in the favor of XXXX for the amount of $3950.00 which was recorded on 4/XX/2016. The judgment was entered on 2/11/2016 under the court number xx. The above lien can affect the enforceability of the subject mortgage. Document of DOJ judgment is in the name of defendant xx (Co-borrower) which was verified by the name, SSN & property address."
* Title Review shows major title concern (Lvl 4) "The updated title report dated 03/10/2018 shows notice of lien for fine and/or restitution imposed pursuant to the anti-terrorism and effective death penalty act of 1996 with the serial xx against xx in the favor of XXXX for the amount of XXXX which was recorded on 4/XX/2016. The judgment was entered on 2/11/2016 under the court number #xx. The above lien can affect the enforceability of the subject mortgage. Document of DOJ judgment is in the name of defendant xx (Co-borrower)Document of DOJ judgment is in the name of defendant xx (Co-borrower) which was verified by the name, SSN & property address."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The Final GFE is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing transfer document is missing from the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96221515	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,200.45	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$927.23	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$769.21	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 4/3/2020, the borrower’s income has been impacted due to covid-19 and borrower was requested for deferment plan. No further details have been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "Updated Comment:
The conventional fixed rate loan was originated on 11/24/2010 with fixed interest at the rate of 4.75% and P&I in the amount of $927.23. However latest payment history shows current P&I in the amount of $769.21.This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing in the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file"
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Following state disclosures are missing from the loan file 1) IL Collateral Protection Insurance Notice 2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18484974	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$935.89	05/07/2021	Not Applicable	No	Modification/Short Sale Pending	Chapter 13	xx	$0.00	No	xx	Not Applicable	$990.13	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/05/2014	$182,902.09	Not Applicable	4.625%	$837.01	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of Schedule statement which was filed on xx shows that, there is unsecured debt in the amount of XXXX and the value of collateral is xx. Amount of claim is XXXX
* Deceased Borrower(s) (Lvl 3) "Collection comment dated xxstate that, Co-Borrower had deceased however no death certificate available in the loan file."	* The property has unrepaired damages (Lvl 2) "The subject property had water damage on 5/15/2016 and approximate claim amount is $10,400.00. Comment dated 7/2/2019 stated all repairs have been done since 2017. The insurance claim has been closed on 08/07/2019. No further details found."
* Variation in Parcel number(APN#) (Lvl 2)     "Parcel # is mismatch between deed recorded on xx. Parcel # on deed is mentioned as  "xx)" however on mortgage mentioned as "xx""
* Property Damage (Lvl 2)     "Evidence of damage has been found in collection comment. Comment dated 06/30/2016 shows there is dispute with contractor regarding repair claim of flooring. No detailed information or estimated cost of repair is given. Latest exterior inspection report dated 12/18/2017 states subject property is owner occupied. Report further states "Subject appears to be in average condition with no obvious exterior repairs needed. Total estimated repair cost is $0.00". Update: The subject property had water damage on 5/15/2016 and approximate claim amount is $10,400.00. Comment dated 7/2/2019 stated all repairs have been done since 2017. No other evidence has been found regarding the same."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85786027	xx	xx	xx	561-692	21566	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$719.86	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$720.74	7.740%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$82,086.00	Not Applicable	4.500%	$514.12	Unavailable	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance
Modification
Affiliated Business Disclosure
Missing Required State Disclosures
Missing Dicsloures
Final Truth in Lending Discl.
Origination Appraisal
Initial Escrow Acct Disclosure
Credit Application
Right of Rescission
Notice of Servicing Transfer	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per servicing comment dated 8/14/2020, borrower income is impacted by Covid-19. Borrower stated he was out of work since 6/2020 due to Covid-19. Forbearance plan was approved. However, no further details have been found."	* Issue with the legal description or recorded instrument (Lvl 3) "According to updated title report dated 7/23/2018, there is legal description mismatch between recorded mortgage and warranty deed recorded onxx. The part of legal description is missing in recorded mortgage from line no xx "and being bounded and measuring as". However, the reference of warranty deed recorded on xx is given in recorded mortgage."
* Loan appears modified. Mod missing or unexecuted (Lvl 3)     "As per servicing comment dated 8/1/2020, the loan was modified with the new P&I amount of $514.12. However, No further details have been found."
* Variation in Parcel number(APN#) (Lvl 3)     "According to updated title report dated 7/23/2018, there is variation in parcel no as recorded subject mortgage and tax collection report shows Parcel ID: xx; however the warranty deed recorded on xx shows Parcel ID: xx."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/09/2019 to 02/28/2020 and 04/15/2020 to 01/27/2021 and 03/26/2021 to 5/31/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 03/01/2020 to 03/31/2020 and 02/01/2021 to 02/28/2021."	* MI, FHA or MIC missing and required (Lvl 2) "LTV is greater than 78%; Hence, MI Certificate is required which is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "According to updated title report dated 7/23/2018, the chain of mortgage assignment is incomplete as there is beak in assignment from xx, not in its individual capacity, but solely as xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Final TIL is missing from the loan file; Hence APRconsider 0.00%, comparison data is 8.321% and variance is 8.321%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure document is missing from the loan file."
* Active State Tax Lien Judgement. (Lvl 2)     "According to updated title report dated 07/23/2018, there are two State tax lien against xx in the favor ofxx which were recorded on 10/XX/2015 and 8/XX/2016."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the South Carolina state. The following state disclosures are missing from the loan file:
1 Agent Preference Disclosure
2 Casualty Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow account disclosure document is missing from the loan file."
* Application Missing (Lvl 2)     "The Final Application is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to loan failed for TILA APR test."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66570839	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$933.35	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$722.23	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure Origination Appraisal Missing Dicsloures Notice of Servicing Transfer	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The comments history is available from 1/17/2015 to 1/27/2018; however, we require latest 24 months comments history. comments history is missing from 2/1/2018 to 2/28/2018."	* Missing Required State Disclosures (Lvl 2) "The required state disclosures are missing in the loan file as follows:
Choice of Settlement Agent Disclosure.
Copy of Appraisal or Statement of Appraised Value."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $136,590.59. The disclosed finance charge of $136,440.59 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data: $136,440.59 Comparison Data: $136,590.59 Variance: -$150.00
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $136,590.59. The disclosed finance charge of $136,440.59 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $136,440.59 Comparison Data: $136,590.59 Variance: -$150.00"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provides disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing in the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86514295	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,144.95	05/07/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$490.04	5.125%	360	360	xx	xx	$14,545.64	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 08/14/2020 states the borrower’s income impacted by covid-19 and the borrower is in covid-19 forbearance plan. No further details have been found."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing transfer disclosure is missing in the loan files."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "The tax notes states that the taxes for the year 2016 were sold; however, the same were redeemed with xx which was recorded on 8/2/2016. No further information regarding the tax has been provided."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing in the loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosure is missing in the loan files, Delivery Fee Authorization,NJ Attorney Disclosure,Unacceptability of Insurance Notice,Attorney Disclosure II,Tax Bill Information,Private Well Testing,Commitment Disclosures,Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* Foreclosure case has been dismissed (Lvl 2) "As per servicing comments the foreclosure was initiated in the loan by filing referring to attorney on 1/29/2016 and the complaint was filed on 3/7/2016. Judgment was entered on 11/01/2018 and sale was scheduled for 11/18/2019. As per comment dated 10/09/2020, the motion to dismiss the foreclosure was granted on 10/8/2020. No further details have been found."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22945519	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,021.70	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$929.90	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	32.611%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/25/2013	$153,174.94	Not Applicable	5.875%	$829.48	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 7/3/2019 to 2/28/2020, from 4/9/2020 to 10/30/2020, from 12/2/2020 to 5/31/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/1/2019 to 6/30/2019, from 3/1/2020 to 3/31/2020, from 11/1/2020 to 11/30/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of NJ. Following are the state disclosure which are missing from the loan file.
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Lock-In Agreement
Commitment Disclosures
Choice of Insurer Disclosure"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		D	D	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55828213	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,112.32	04/29/2021	Unavailable	No	Other	Chapter 13	xx	$0.00	No	xx	Not Applicable	$652.96	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures
HUD-1 Closing Statement
Credit Application
Final Truth in Lending Discl.
Right of Rescission
Initial Escrow Acct Disclosure
Origination Appraisal
Affiliated Business Disclosure
Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment history dated 2/1/2021 shows that the borrower is on covid forbearance plan."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is missing from the loan file. However, there is neither estimated Hud-1 nor itemization available in the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is in TX state. The following state disclosures are required and are missing from the loan file. TX Loan Agreement Notice Commitment Requirement/Anti-Tying TILA Disclosures in Spanish Choice of Insurance Notice Collateral Protection Insurance Disclosure Non-Deposit Investment Product Disclosure Are there any promotional materials? Insurance Solicitation/Post Commitment Requirement"
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing from the loan file."	* Property Damage (Lvl 1) "According to comment dated 6/26/2014 the subject property had damage and the referral was received by XXXX The nature of damage and the cost of repair have not been mentioned. The BPO report dated 12/16/2017 does not reflect any damage to the property."	A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84447223	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$11,073.54	05/26/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,719.10	$2,518.86	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2011	$387,261.92	$71,194.86	2.000%	$957.13	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Updated Comment:
According to the payment history as of 4/21/2021, the last payment was received on 4/21/2021 which was applied for the due date of 4/1/2021 and the next due date for payment is 5/1/2021. The P&I is in the amount of $1,196.95 and PITI is in the amount of $1,683.11. The UPB reflected as per the payment history is in the amount of $308,927.70"	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage was originated on xx and it was recorded on xx. The subject property is in second lien position. According to the updated title report dated 3/26/2018, there is a senior mortgage against the subject property in favor of xx in the amount of xx and it was recorded on xx."
* Title Review shows major title concern (Lvl 3) "According to the updated title report dated 3/26/2018, there is a senior mortgage against the subject property in favor of xx in the amount of xx and it was recorded on xx. However, the Hud-1 shows the total pay off in the amount of xx in favor of xx. Also, final title policy schedule B does not shows any exceptions for any prior mortgages. It shows a clear title. Possible title claim can be filed."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file. However, appraised value is updated from 1008."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per Note, the original loan amount is xx, as borrower is current with the loan and the loan was modified.  Hence, the current balance is greater than original balance."
* Foreclosure Delay or Contested (Lvl 2)     "According to the servicing comments the foreclosure proceedings were initiated on 12/9/2016. According to the updated title report dated 3/26/2018, the notice of lis pendens was filed with the xx by filing the complaint through attorney on 3/27/2017 which was referred to the attorney on 7/31/2015. The foreclosure became contested on xx.  Mediation was held on 10/12/2017.  Another Mediation was held on 12/14/2017 with resolution as borrower was approved for a trial payment plan for a modification.  The trial plan payments are for $1,682.72 due on 1/1/2018, 2/1/2018, and 3/1/2018. Foreclosure proceedings were placed on hold due to the active Trial Plan being approved and the contested was resolved."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state. The following state disclosures are required and are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Pre-application
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Default Warning Notice
New York Real Property Escrow Account Disclosure
Sub prime Home Loan Counseling Disclosure
Sub prime Home Loan Tax and Insurance Payment Disclosure
Sub prime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
																																																																																																								Expiration of Lock-in or Commitment Period"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12297939	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	05/19/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$237.45	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	$8,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$276.79	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 3/24/2004 with fixed interest at the rate of 5.25% and P&I in the amount of $237.45. However latest payment history shows current P&I in the amount of $276.79 and the comments dated 6/13/2019 reflect that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "Collection comments are available from 7/17/2016 to 1/30/2018. However, we require latest 24 months collection. Hence, it is missing from 01/31/2016 to 07/16/2016."	* Foreclosure case has been dismissed (Lvl 2) "Updated Comment:
The comments dated 6/13/2019 reflect that, the foreclosure was closed due to loan modification completed. No further details have been found."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "Updated Comment:
According to the payment history as of 4/30/2021, the current UPB is $44,997.50 due to loan modification."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in New York (NY) state.

Tax Escrow Account Designation disclosure located at”634539506_ASSET_3B334E36-4B2B-C9BE-A9A2-5A0973400001” in the given loan files.

New York Real Property Escrow Account Disclosure located at”634539506_DISCDOCS_A8F1B875-82D4-C136-A7D0-5A0973400000” in the given loan files.

The below Required State disclosures are missing in the given loan files.

NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to
1) TILA Finance Charge Test::
Loan data is $43,302.29, comparison data is $43,736.69 and variance is -434.40"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indictor is moderate due to
1) TILA Finance Charge Test:"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing Transfer document is missing in the given loan files."	* Property Damage (Lvl 1) "As per BPO Report on 12/17/2017, located at XXXX reflected as the Anticipated As-Is in the amount of $81,900.00 and Anticipated As- Repaired in the amount of $85,900, there is difference of $4,000.00. However, the estimated repaired shows the $0.00. No damage is found to the property and property is in average condition."	B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20717547	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$1,938.89	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$623.87	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	52.476%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure Modification Affiliated Business Disclosure	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is at lower lien position as there are three notices of property tax deferral liens for the year 2010, 2011 and 2012 in the favor of xx. These notices have been entered into a xx and recovery agreement which were recorded on xx respectively."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "This is conventional fixed rate mortgage with P&I of $623.87 with the rate of interest 6.375% and a maturity date of 12/01/2038. The current P&I as per payment history is the $518.32. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 10/11/2018 states the loan modification has been completed on 10/11/2018. However, the loan modification agreement is missing from the loan file."
* Title Review shows major title concern (Lvl 4)     "Updated title report dated 03/10/2018 shows there are three notices of property tax deferral liens for the year 2010, 2011 and 2012 in the favor of xx. These notices have been entered into a Real Estate Tax Deferral and recovery agreement which were recorded on 03/10/2010, 03/08/2011, and 03/12/2012 respectively.
This agreement provides of the deferral of all or a part of the property taxes payable in 2010, 2011, and 2012, and that the amount of property taxes deferred and interest accrued are a lien of the state of Illinois on the subject property. However, the amount of lien is not available.
The subject property is located at IL State which is super Lien State. There is a risk of property getting foreclosed due to above unpaid liens.
This can be cured by paying off above unpaid liens."	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description mentioned in warranty deed and the subject mortgage matches except for the second line.
As per warranty deed which was recorded on xx.
It looks like a scrivener error on the Mortgage instrument which could be cured through reformation. However, it doesn't affect the enforceability of the security instrument."	* Missing Required State Disclosures (Lvl 2) "The property is located in IL state. The following state disclosure is missing from the loan files:
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	16112691	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,889.02	05/03/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$995.68	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2017	$136,510.00	Not Applicable	4.000%	$570.53	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The comment history is available from 11/8/2010 to 1/30/2018. However, we require latest 24 months of comment history. The comment history is missing from 2/1/2018 to 2/28/2018."	* Issue with the legal description or recorded instrument (Lvl 2) "The loan was originated on xx with the lender the xx for xx The loan has been modified thrice since origination in 2010, 2016 and in 2017. The last modification was done on 12/XX/2017 in between the borrower xx. However, the supportive document shows loan origination date as xx
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx, which is after 9 days of the loan origination."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure are missing in the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test:FAIL, Loan Data:$223,930.01, Comparison Data:$224,824.90, Variance:-$894.89
GSE (xx public guidelines) Predatory Lending Guidance:FAIL
GSE (xx public guidelines) Points and Fees Test:FAIL, Loan Data:$7,389.15, Comparison Data:$7,120.00, Variance:+$269.15
GSE (xx Mae public guidelines) Predatory Lending Guidance:FAIL
GSE (xx public guidelines) Points and Fees Test: FAIL, Loan Data:$7,947.15 Comparison Data:$7,120.00, Variance +$827.15"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test:FAIL, Loan Data:$223,930.01, Comparison Data:$224,824.90, Variance:-$894.89
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $224,824.90. The disclosed finance charge of $223,930.01 is not considered accurate because it is understated by more than $100.

GSE (xx public guidelines) Predatory Lending Guidance:FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (xxpublic guidelines) Points and Fees Test:FAIL, Loan Data:$7,389.15, Comparison Data:$7,120.00, Variance:+$269.15
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.

GSE (xx public guidelines) Predatory Lending Guidance:FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings: FAIL
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

GSE (xx public guidelines) Points and Fees Test: FAIL, Loan Data:$7,947.15 Comparison Data:$7,120.00, Variance +$827.15
This loan failed the points and fees test. (xx Industry Letter 02/12/2009)
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affilliated business disclosure is missing in the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52281481	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,459.40	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,226.53	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,226.53 with the rate of interest 6.375% and a maturity date of 09/01/2038. The current P&I as per payment history is the $1,024.40. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 08/19/2019 states the loan was modified on 08/19/2019. However, the modification agreement is missing from the loan file."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Title shows an assignment chain break (Lvl 2) "Updated title report dated 03/09/2018 shows that chain of assignment is missing and the subject mortgage is still with "XXXX" (Lender) instead of "xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington State and the WA state requires total 4 disclosures as follows; all are missing from the loan file.
1) Construction Lien Disclosure
2) Mortgage Loan Servicing Disclosure
3) Choice of Insurance Notice
4) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to TILA failed for Finance Charge Test, Foreclosure Rescission Finance Charge Test and APR Test."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Finance Charge Test. As per loan data the Finance Charge is $250,734.33. However comparison data is $270,791.68 and variance is -$20,057.35.
ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is $250,734.33. However comparison data is $270,791.68 and variance is -$20,057.35.
ComplianceEase TILA Test failed for APR Test. As per loan data the APR is 6.620%. However comparison data is 7.323% and variance is -0.703."
* Settlement date is different from note date (Lvl 2)     "According to final HUD-1 the settlement date is xx."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4933439	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$173.40	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$378.97	7.125%	360	360	xx	xx	$8,156.01	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/17/2015	$54,494.92	Not Applicable	4.000%	$227.76	xx	Lower Interest Rate	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Payment History is not Complete (Lvl 3) "Payment history is available from 11/1/2015 to 11/30/2017. We required latest 12 months payment history. However, payment history is missing from 12/1/2017 to 1/31/2018."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27504811	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,880.36	05/15/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,767.11	6.250%	360	360	xx	xx	$38,161.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Missing Dicsloures	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/03/2019 to 06/27/2020, 08/04/2020 to 05/31/2021. However, we require the latest 24 months payment history. Payment history is missing from 07/01/2020 to 07/31/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
VA Application Disclosure, Choice of Settlement Agent Disclosure and Disclosure of Charges For Appraisal or Valuation."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39480570	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,048.95	05/01/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,582.45	6.375%	360	360	xx	xx	$8,031.86	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2012	$292,373.43	$71,911.48	2.000%	$667.62	xx	Financial Hardship	xx	xx	xx	xx	Missing Dicsloures Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of XXXX out of the amount of claim XXXX Did not see any comments reflecting cram down."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/13/2019 to 1/28/2021, 3/8/2021 to 4/2/2021. However, we required the latest 24 months of payment history. The payment history is missing from 2/1/2021 to 2/28/2021."	* Settlement date is different from note date (Lvl 2) "As per final HUD-1, the settlement date is xx and original note date is xx"
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file. Impound Account Disclosure, Cosigner Notice, Earthquake Disclosure forCondominiums, Insurer RecommendationDisclosure, CA Fair Lending Notice and Fair Debt Collection Notice."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75778667	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$16,187.70	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,182.10	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$387,807.22	Not Applicable	4.000%	$1,620.80	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "The comment history is available from 11/4/2011 to 1/12/2018. However, we require latest 24 month of comment history. The comment history is missing from 2/1/2018 to 2/28/2018.

Updated Comment:-
Recent 24 months servicing comments are available from 5/1/2019 to 4/30/2021."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test:FAIL, Loan Data:$433,753.31, Comparison Data::$434,586.31, Variance:-$833.00 This loan failed the TILA finance charge test. The finance charge is $434,586.31. The disclosed finance charge of $433,753.31 is not considered accurate because it is understated by more than $100."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test:FAIL, Loan Data:$433,753.31, Comparison Data::$434,586.31, Variance:-$833.00"
* Missing Required Disclosures (Lvl 2)     "The list of service of provider document is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Not in current scope."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in NY State. The following state disclosures areavailable in the loan files. New York Real Property Escrow Account Disclosure= xx Below disclosures are missing from the loan files: NY Consumer Credit Disclosure / Fair Credit Reporting Notice Mortgage Bankers and Exempt Organizations Preapplication Co-Signer Notice Requirements Smoke Alarm Affidavit Subprime Home Loan Counseling Disclosure Subprime Home Loan Disclosure Commitment Disclosure Expiration of Lock-in or Commitment Period"		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48193217	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$6,452.64	05/14/2021	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.22	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	33.589%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/06/2018	$184,509.47	$22,000.00	2.875%	$570.11	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "The subject property is on lower lien position as there are six water sewer liens against the subject property in the total amount of $XXXX
1st one was recorded on 11/XX/2014 in the amount of $XXXX. 2nd was recorded on 07/XX/2015 in the amount of $XXXX. 3rd one was recorded on 01/XX/2016 in the amount of $XXXX. 4th one was recorded on 06/XX/2016 in the amount of $XXXX. 5th one was recorded on 12/XX/2016 in the amount of $XXXX. 6th one was recorded on 06/XX/2017 in the amount of $XXXX. All are in the favor of same plaintiff named as xx.
The subject property is located in state of CT, which is a super lien state. Hence, there is a risk of property to be getting foreclosed due to above said liens.
It can be cured by paying off the above said unpaid lien with interest and late charge (if any)."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per updated title report dated 3/9/2018 there are six water sewer liens against the subject property in the total amount of $261.40.
1st one was recorded on 11/XX/2014 in the amount of $XXXX. 2nd was recorded on 07XX/2015 in the amount of $XXXX. 3rd one was recorded on 01/XX/2016 in the amount of $XXXX. 4th one was recorded on 06/XX/2016 in the amount of $XXXX. 5th one was recorded on 12/XX/2016 in the amount of $XXXX. 6th one was recorded on 06/XX/2017 in the amount of $XXXX. All are in the favor of same plaintiff named as xx.
The subject property is located in state of CT, which is a super lien state. Hence, there is a risk of property to be getting foreclosed due to above said liens.
It can be cured by paying off the above said unpaid lien with interest and late charge (if any)."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as;
This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* Missing Required State Disclosures (Lvl 2)     "Legal Representation Disclosure is missing from the loan file."
* Active State Tax Lien Judgement. (Lvl 2)     "As per updated title report dated 3/9/2018 there is one active state tax lien judgment in the amount of $1,733.07 which is in the favor of xx."
* Settlement date is different from note date (Lvl 2)     "As per note origination date is xx. Hence the settlement date is different from note date."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		A	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85412397	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,154.30	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,567.54	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$133,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2014	$390,022.74	Not Applicable	4.625%	$1,784.85	xx	Lower Interest Rate	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 4/15/2020, the borrower business slowdown due to Covid-19."	* Property Damage (Lvl 2) "As per the collection comment dated 5/13/2016 & 6/23/2016, the property had a hail damage and the check will not be issued due to bankruptcy. The date of loss was 4/26/2016. Also, as per the comment dated 7/14/2016, the borrower intends to repair the property with claim funds. The amount of damage is not available in the comments. Latest BPO report dated 12/18/2017 located at (1706716021) does not reflect any damage to the subject property. Details regarding repairs are unavailable."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The loan is in North Carolina state and in this NC state 5 state disclosures are required and all are missing from loan file as follows.
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure
3 ) Fee Agreement
4)  Priority of Security Instrument Disclosure
5)  Attorney Selection Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15737947	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,614.95	04/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$102,000.00	No	xx	Not Applicable	$2,049.17	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$102,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Final Truth in Lending Discl. Missing Required State Disclosures	xx	3: Curable	* The property value crammed down (Lvl 4) "Borrower had filed bankruptcy on xx under chapter 11 and the plan was confirmed on 10/27/2011. Scheduled D in voluntary petition states that the amount of claim without deducting the value of collateral is xx and the value of collateral that supports the claim is $230,000.00; that results the unsecured portion is in the amount of $101,444.00. The POC was filed by creditor on 7/22/2011 with the secured claim amount of $368,198.29 and the amount of arrearage is in the amount of $36,684.16.
The Debtor filed Motion to value collateral on 12/10/2010 and claims the value of the property as $238,000.00 and he seeking to cram-down claim of xx, N.A. However, the Creditor file the objection to confirmation of chapter 11 plan and creditor states the debtor’s chapter 11 plan of re-organization fails to provide for the current post-petition escrow advances. The escrow advances on the subject loan is approximately $3,333.34 and the creditor prays that confirmation of proposed chapter 11 plan be denied. The order granting motion to value collateral was filed on 3/4/2011 stating the value of debtor’s property is in the amount of $238,000.00 which is less than the subject mortgage claim of $368,198.29. Upon confirmation of chapter 11 plan the Note is modified with a new principle balance of $238,000.00 with a fixed interest rate 4.75% and a re-amortization of the Debtor(s) First Lien Mortgage Loan to thirty (30) years with monthly principal and interest payments to be made to Creditor in the amount of $1,241.52 commencing on November 1, 2011 continuing until paid. It seems the unsecured claim has been cram down. The total claim has been cram- down is in the amount of $130,198.29."
*  Property value crammed down (Lvl 4)     "Borrower had filed bankruptcy on xx and the plan was confirmed on 10/27/2011. Scheduled D in voluntary petition states that the amount of claim without deducting the value of collateral is $331,444.00 and the value of collateral that supports the claim is $230,000.00; that results the unsecured portion is in the amount of $101,444.00. The POC was filed by creditor on 7/22/2011 with the secured claim amount of $368,198.29 and the amount of arrearage is in the amount of $36,684.16.
The Debtor filed Motion to value collateral on 12/10/2010 and claims the value of the property as $238,000.00 and he seeking to cram-down claim of xx. However, the Creditor file the objection to confirmation of chapter 11 plan and creditor states the debtor’s chapter 11 plan of re-organization fails to provide for the current post-petition escrow advances. The escrow advances on the subject loan is approximately $3,333.34 and the creditor prays that confirmation of proposed chapter 11 plan be denied. The order granting motion to value collateral was filed on 3/4/2011 stating the value of debtor’s property is in the amount of $238,000.00 which is less than the subject mortgage claim of $368,198.29. Upon confirmation of chapter 11 plan the Note is modified with a new principle balance of $238,000.00 with a fixed interest rate 4.75% and a re-amortization of the Debtor(s) First Lien Mortgage Loan to thirty (30) years with monthly principal and interest payments to be made to Creditor in the amount of $1,241.52 commencing on November 1, 2011 continuing until paid. It seems the unsecured claim has been cram down. The total claim has been cram- down is in the amount of $130,198.29."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all borrowers."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* Missing Appraisal (Lvl 2)     "Final Appraisal report at origination is missing from loan file hence the appraisal value is taken from the underwriter transmittal."
* Loan has been determined to have an unsecured debt (Lvl 2)     "schedule D of voluntary petition dated on 11/4/2010 shows that the amount of secured claim without deducting the value of collateral is $331,444.00 and the value of collateral that supports this claim is $230,000.00; however, the unsecured portion is $101,444.00."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx which is after the note date xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by all borrowers."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is not signed by borrower."
* Missing Required State Disclosures (Lvl 2)     "Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan file, however subject property is located  in Nevada state."
* Title shows an assignment chain break (Lvl 2)     "According to the review of updated title report dated 3/22/2018 the chain of assignment of mortgage gap between “xx”."
																																																																																																								* Not all borrowers signed TIL (Lvl 2) "Final TIL is not signed by all borrowers."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3154145	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$3,084.72	05/14/2021	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$386.15	5.750%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2018	$47,080.01	Not Applicable	5.750%	$250.88	xx	Change of Terms	xx	xx	xx	xx	Initial Escrow Acct Disclosure Origination Appraisal Notice of Servicing Transfer Affiliated Business Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "As per the review of updated title report dated 03/13/2018 the subject mortgage was originated on xx in the amount of xx with lender "xx" which was recorded on xx in Instr | Book/Page# "xx". There was three another open mortgages are found in updated title which was recorded prior to the subject mortgage as follows.
1) Mortgage on subject property in the amount of xx in the favor of xx which was recorded on xx in the favor of xx which was recorded on xx in Instr | Book/Page# "xx"
2) Mortgage on subject property in the amount of xx .
3) Open mortgage on subject property in the amount of xx.
Due to this open senior mortgages the lien position of subject mortgage went on other lien position.
Final policy at the time of origination dose not show any exception about such mortgages.
Release of such mortgages is not recorded in the county."
* Title Review shows major title concern (Lvl 3)     "As per the review of updated title report dated 03/13/2018 the subject mortgage was originated on xx. There was three another open mortgages are found in updated title which was recorded prior to the subject mortgage as follows.
1) Mortgage on subject property in the amount of xx"
2) Mortgage on subject property in the amount of xx.
3) Open mortgage on subject property in the amount of xx.
Due to this open senior mortgages the lien position of subject mortgage went on other lien position.
Final policy at the time of origination dose not show any exception about such mortgages.
Release of such mortgages is not recorded in the county."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file however, values are updated from UW transmittal locator "xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71009261	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$1,007.43	04/20/2021	Unavailable	No	Bankruptcy	Chapter 11	xx	$0.00	No	xx	Not Applicable	$2,102.17	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/14/2014	$150,000.00	Not Applicable	5.250%	$828.31	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Property value crammed down (Lvl 4) "Borrowers filed xx and lists subject claim in voluntary petition at $380,456.58 and value of property as $127,000.00 (unsecured portion $253,456.58) however xx and asserts secured claim in the amount of $379,126.54 with arrearages of $85,647.51. Later on xx debtors moves the court to value of collateral (xx) and request to reclassify/bifurcate the secured claim up to value of the collateral. Debtor further states that the market value of the subject property is $127,000.00 and it is determined by certified appraiser. As xx did not filed any objection to motion (MTV) , the courts grants debtors motion to value on 02/14/2013 xx and ordered the claim of xx is bifurcated into secured claim of $127,000.00 and an unsecured claim in the amount of $253,456.58. On xx stipulation was made xx which states that the both party (xx and borrower) stipulated and agreed that the value of the subject property will be $150,000.00 and xx claim will be bifurcated into allowed secured claim in the amount of $150,000.00 and debtor will pay this claim at the rate of 5.25% amortized over 30 years, and an allowed unsecured claim the amount of $229,126.54 to be paid pro rata disbursement totaling 5% as defined by Class 3 of the plan. The stipulation was approved on xx The plan of reorganization was confirmed on 02/25/2014 with stipulation. However the unsecured portion of xx in the amount of $252,126.54 has been included in Class-3 (GUC) of the plan which will be paid as per pro-rata disbursement and the payment will be made quarterly in the amount of $669.00 over 5 years only which does not cover total unsecured claim of xx
* Title Review shows major title concern (Lvl 4)     "The updated title report states that there  are three Sewer Liens in the amounts of $90.53, $115.61 & $82.14 with xx which were recorded on 10/08/2008, 03/16/2011 & 06/06/2011 respectively.
The state is Nevada which is a Super Lien state.  There is a possibility of foreclosure by senior non-mortgage liens. The unpaid liens to be paid off to avoid any foreclosure."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage is in the other  lien position as there are three Sewer Liens in the total amount of $288.28."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 present in the loan file is not signed by the borrower."
* Loan has been determined to have an unsecured debt (Lvl 3) "The voluntary petition was filed on xx which states that the amount of claim is $380,456.58 and the unsecured claim is $253,456.58."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx."
* Borrower's Income is impacted by Covid-19 (Lvl 2)     "As per the comment dated 04/07/2020, the borrower is not working. No details have been found regarding borrower income impacted by covid-19 or not.
According to the payment history as of 4/17/2021, the borrower is made advance payments till 03/1/2022 and the next due date is 4/01/2022."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90300409	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	No	Second	$0.00	$2,807.00	05/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$995.92	9.350%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Right of Rescission Missing Required State Disclosures Credit Application Final Truth in Lending Discl. Origination Appraisal Affiliated Business Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is on second lien position as there is an active State tax lien against the borrower xx.
* Comment history is incomplete (Lvl 3)     "The servicing comments are available from 1/10/2018 to 6/11/2018. Latest 24 months comment history is required. Hence, missing from 7/01/2016 to 1/1/2018."
* Title Review shows major title concern (Lvl 3)     "According to the updated title report dated 7/30/2018, a state tax lien is active against the borrower xx. The subject property is located in PA, which is a super lien state, there is a risk of property getting foreclosed. Last four digits of SSN# xx provided on the certified copy of the lien does match with the SSN# of borrower  “xx”."
* Payment History is not Complete (Lvl 3) "The payment history is available from 1/10/2018 to 6/11/2018; Latest 12 months of payment history is required. Hence, missing from 6/11/2017 to 1/1/2018."	* MI, FHA or MIC missing and required (Lvl 2) "LTV is greater than 78%;Hence MI Certificate is required which is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR document is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan files."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has been incomplete. Last assignment was from xx for xx as a current assignee."
* Application Missing (Lvl 2)     "Final application along with supporting documents like 1008 is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA APR Test: Loan Data:0.00% Comparison Data:9.667% Variance:-9.667%"
* Missing Appraisal (Lvl 2)     "An appraisal report at origination along with 1008 is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure document is missing from the loan files."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87118397	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Yes	Second	$0.00	$712.64	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,217.90	7.750%	360	360	xx	xx	$22,215.32	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$214,635.13	Unavailable	Unavailable	$2,382.22	xx	Financial Hardship	xx	xx	xx	xx	Modification Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is currently in second lien position as there is an active Code Enforcement lien is available in the updated title report against the subject property in the amount of $XXXX.00 in favor of "xx" and which was recorded on 8/7/2017."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "The loan modification document is missing from the loan file. As per the latest payment history, the P&I is in the amount of $2,382.22 which is different from the previous mod P&I of $847.83. Also, the latest PH shows that the loan was modified on 7/1/2019 with the modified UPB of $214,635.13."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "The comment dated 4/28//2020 shows that the borrower’s income has been impacted by covid 19."
* Title Review shows major title concern (Lvl 4)     "There is an active Code Enforcement lien is available in the updated title report against the subject property in the amount of $5,725.00 in favor of "xx, Florida" and which was recorded on 8/7/2017 and there is a risk of subject property to be getting foreclosed due to unpaid this lien.

It can be cured if this lien is paid off fully."	* Title Rvw shows prop. owner of record is not borr. (Lvl 3) "Co-borrower name is inconsistent (misspelled) in deed, mortgage and Note:

According to the Note, original co-borrower name is "xx" however, the latest Quitclaim deed reflects co-borrower name as "xx" and the and recorded copy of mortgage states the co-borrower name as "xx" and signature line in mortgage shows that "xx" and there is no name affidavit is available in the loan file for co-borrower to confirm his/her AKA or FKA names."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (FL) disclosures are missing from the loan file:

1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38621993	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,919.21	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,467.38	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2013	$228,266.51	$45,398.90	2.000%	$553.77	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* The property has unrepaired damages (Lvl 4) "As per comment dated 06/23/2020, the subject property had damaged due to water. The date of loss was 07/13/2019. Insurance estimate received on 06/10/2020. According to comment dated 12/03/2019, the check in the amount of $10,172.16 has been received from xx. However, no further details have been found regarding completion of repairs."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 06/28/2019 to 04/15/2021. However, we require the latest 24 months payment history. Payment history is missing from 05/01/2019 to 05/31/2019."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. ( N.J.S.A §17:11C-23, N.J.A.C. § §3:1-16.2 )
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA Foreclosure Rescission Finance Charge Test and Prohibited Fees Test failed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $293,968.75. The disclosed finance charge of $293,891.31 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ State. The following state disclosures are required and are missing from the loan file.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Property Damage (Lvl 2) "According to collection comment dated 04/26/2010, potential property damage was reported due to wind storm. Estimated cost of repairs is not given in the comment. Borrower received a check in the amount of $5,853.18 from insurance claim. The nature of the damage is not available. Latest BPO report dated 12/16/2017 does not reflect any damage to the subject property. Details regarding repairs are not available."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,172.16	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3622670	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$767.64	05/07/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,021.54	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$213,000.03	$82,574.72	2.000%	$394.96	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Mortgage Insurance	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated on xx states that the amount of secured claim without deducting the value of collateral is x and the value of collateral that supports this claim is xx; however, the unsecured portion is $58699.00."
* Issue with the legal description or recorded instrument (Lvl 3) "The subject mortgage recorded on xx has the legal description with xx; however the warranty deed recorded on xx has the legal description with xx, All other terms of legal description matches with deed and mortgage except the acres. It can cure by adding the corrected acre."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The property is located in IN state and the required disclosures for this state are missing from the loan file.
1. Federal Consumer Credit Protection Act Disclosure
2. Insurance Freedom of Choice Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" because this loan failed the Indiana license validation test."
* MI, FHA or MIC missing and required (Lvl 2)     "Loan is conventional and LTV is greater than 80% hence required MI cert which is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with
																																																																																																								a closing date before the Act's effective date of January 1, 2009."		A	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53368727	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$544.07	05/07/2021	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.93	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "Required missing state disclosure in the below they are: Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans Anti-Tying Disclosure Financial Institution Choice of Insurance Disclosure"
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 95.88% which is greater than 80.000% hence, MI certificate is required; however it is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45788627	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$577.65	8.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows XXXX as unsecured portion out of claim amount XXXX Did not see comments indicating a cram down."	* Missing Required State Disclosures (Lvl 2) "The subject property has been located in TX. The following required disclosures are missing in the available loan files
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89443204	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,307.83	05/11/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$360.10	7.500%	360	360	xx	xx	$8,384.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."
* Title Review shows major title concern (Lvl 4) "According to Updated Title report from xx dated 03/09/2018, the subject property was transferred to borrower "xx. However, as per this quit claim deed, the grantor "xx" reserve a life estate in the subject property for and during the term of their natural life with full power of inter vivo conveyance, including, but not limited to, the power to sell, mortgage, encumber or assign, without the consent of the Grantee. No deed out from them or death certificates were located in the loan file or updated title report to remove their interest."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Michigan State and the MI state requires total 3 disclosures. However all are missing from loan file as follows.
1) MI Borrower's Bill of Rights
2) MI Consumer Caution and Homeownership Counseling Notice
3) Choice of Insurance Agent"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report dated 03/09/2018 shows there is a break in chain of assignment. The chain is break between "xx"."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81122513	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,722.68	05/26/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,880.58	7.750%	360	360	xx	xx	$188,383.79	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/13/2013	$292,744.18	$87,823.25	4.000%	$856.44	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "The subject property is located in CA state and The required disclosures in NJ state are missing from the loan files which are listed as follow:

1]Hazard Insurance Disclosure.
2]Insurer RecommendationDisclosure.
3]Anti-Tying Disclosure.
4]Application for Credit-Married Persons."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure document is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* Active Judgment Against Borrower (Lvl 2)     "According to updated title report dated 03/12/2018, there are numerous junior civil judgments against the borrower XXXX" in the total amount of $256,564.94. The SSN# provided in the judgment does match with the borrower's SSN."
* Settlement date is different from note date (Lvl 2)     "According to final HUD-1, the settlement date is xx. The subject property is located in CA state."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91839840	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Montana	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$2,036.51	05/28/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$854.01	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/18/2014	$154,672.02	Not Applicable	4.500%	$695.35	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* The property has unrepaired damages (Lvl 4) "The comment dated 4/14/2021 shows that subject property had damaged due to wind and Hail on 8/22/2019. The borrower had filed the xx. The comment dated 4/14/2021 shows that repairs are in progress (80% repairs completed). No further details have been found."	* Property Damage (Lvl 3) "According to comment dated xx, the loss draft draw was ordered for the amount of $5950.84. The nature or type of damage is not mentioned in collection comments. Also, there is no further evidence found in the collection comments regarding repairs.
The latest BPO report dated xx, does not reflect any damage to the subject property."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing in the loan files."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The subject property was purchased by xx through warranty Deed, which was recorded on xx and the subject mortgage was also signed by the same person. The ownership of the subject property has been transferred from xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Montana license validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Montana license validation test.
The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of making residential loans to be licensed under the Act by October 2, 2008. After this date, lenders are no longer allowed to make loans under the Montana Consumer Loan Act or its corresponding Exemption Letter.
																																																																																																								The Montana Residential Mortgage Lender License and its corresponding Exemption Letter (Residential Mortgage Lender Act) are not available for loans with a closing date before October 1, 2008."		A	B	Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17100839	xx	xx	561-692	17058	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$638.12	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$546.85	6.125%	360	360	xx	xx	$14,917.54	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2010	$91,153.50	Not Applicable	2.000%	$297.58	xx	Lower Interest Rate	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "Final HUD 1 is not signed by borrower."
* Water/Sewer Taxes (Lvl 3) "As per the review of updated title report dated 03/05/2018 shows one municipal lien against borrower in the amount of XXXX in the favor of xx , however the original document dose not reveals property address or any other regarding information except borrower name, hence we can not confirm that it is municipal lien or not. The property is "Maryland" state and there is possiability of foreclosure due to unpaid municipal liens."	* Missing Required State Disclosures (Lvl 2) "The property is in Maryland state and in this MD state 7 disclosures are required, however all disclosures are missing from loan file as follows.
1)Affidavit of Consideration
2)Affidavit of Disbursement
3)First Time Buyers Affidavit
4)Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5)Balloon Payment
6)No Escrow Account
7)Mandatory Binding Arbitration Disclosures"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is different from note date, as per the original note note date is xx, however final HUD 1 reflects settlement is xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Compliance Ease risk is "Elevated" due to GSE failed for point and fee test."
* Property Damage (Lvl 2)     "Latest exterior BPO dated 12/18/2017 locator 3 xx reveals that property is damaged and estimated repair value is $500.00."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of assignment is missing."		D	D	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83011346	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,598.84	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,904.48	6.875%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2009	$317,018.26	$24,043.07	2.125%	$906.48	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement
Title Evidence
Missing Required State Disclosures
Final Truth in Lending Discl.
Origination Appraisal
Notice of Servicing Transfer
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Right of Rescission
Credit Application	xx	3: Curable	* Missing Title evidence (Lvl 4) "Final Title Policy at origination is missing from the loan file. Also there is no title commitment or preliminary title policy available in the loan file."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment dated 3/1/2020 show that borrower’s income has been reduced due to pandemic. The comment dated 4/1/2020 shows that deferment plan has been approved due to covid-19. No further details have been found."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization or GFE available in the loan file."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York and the NY state requires total 15 disclosures as follows; all are missing from the loan file.
1)NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2)NY Interest Rate Disclosure
3)NY Hazard Insurance  Disclosure
4)Tax Escrow Account Designation
5)Mortgage Bankers and Exempt Organizations Preapplication
6)Alternative Mortgage Transaction Disclosures
7)Smoke Alarm Affidavit
8)New York Real Property Escrow Account Disclosure
9)Subprime Home Loan Counseling Disclosure
10)Subprime Home Loan Tax and Insurance Payment Disclosure
11)Subprime Home Loan Disclosure
12)Commitment Disclosure
13)Lock-in Disclosure
14)Expiration of Lock-in or Commitment Period"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final Application is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26187457	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,186.54	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,136.49	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/15/2014	$191,756.75	Not Applicable	4.625%	$877.54	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Variation in Parcel number(APN#) (Lvl 3) "There is variation in Parcel ID mentioned on warranty deed, mortgage, appraisal report and the tax document.
According to warranty deed which was recorded on xx, the Parcel ID is xx. However, the subject mortgage which was recorded on xx, tax document, and appraisal reflects the Parcel ID as xx."
* Title issue (Lvl 3)     "The Successors & Assignee clause is missing in the short form title policy.
Need an addendum to the short form title policy with a Successors & Assignee clause."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 01/10/2008 to 01/19/2018. However, we require latest 24 months collection comment. The comment history is missing from 02/01/2018 to 02/28/2018."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $41,065.31 as unsecured portion out of claim amount $189,975.31. No comment was found stating the property had a cram down."	* Issue with the legal description or recorded instrument (Lvl 2) "There is variation in the borrower’s last name mentioned on warranty deed, mortgage, and tax document.
According to the subject mortgage which was recorded on xx. However, the warranty deed which was recorded on 07/31/2007 and tax document reflect the borrower’s last name asxx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan is Failing for NC State Regulation Test.

Borrower has been charged Loan Discount Fees $5,622 however Bona Fide Disclousre is missing confirming the undiscounted rate."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is Moderate as the loan is Failing for NC State Regulation Test."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State. The following state disclosures are missing from the loan file:
1]Amortization Schedule Disclosure.
2]Credit Property Insurance Disclosure.
3]Fee Agreement.
4]Priority of Security Instrument Disclosure.
5]Attorney Selection Disclosure."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35258668	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,912.05	05/12/2021	xx	No	Unavailable	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,100.94	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/07/2017	$195,757.71	$58,690.33	3.125%	$500.61	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Mortgage Insurance	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 4) "The subject mortgage recorded on 7/27/2007 has the legal description with xx and the warranty deed recorded on 1/14/2008 has the legal description with xx. The legal description on warranty deed is completely mismatch with the legal of subject mortgage."	* Mortgage (Lvl 3) "“The subject property was transferred from xx which was recorded prior to the warranty deed, The warranty deed should be record before the mortgage."	* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule D of voluntary petition dated on 3/12/2014 states that the amount of secured claim without deducting the value ofxx and the value of collateral that supports this claim is $99,596.00; however, the unsecured portion is $62,691.01"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Loan is conventional and LTV is greater than 80% hence required MI cert which is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88874897	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,917.06	05/06/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,010.85	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/29/2009	$154,287.62	Not Applicable	5.250%	$769.70	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Missing Dicsloures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Missing Required State Disclosures (Lvl 2) "The following state disclosures are missing in the loan file.
Amortization Schedule Disclosure, Credit Property Insurance Disclosure, Priority of Security Instrument Disclosure and Attorney Selection Disclosure."
* xx State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test First Lien Lender Fees Test: FAIL  charged $620.00 allowed $370.45 over by +$249.55.

The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee. (NC 24-1.1A(c1))."
* Property Damage (Lvl 2)     "The comment dated 7/23/2013 shows that the subject property had damaged. The actual damage is hail. The estimated cost of repair is $5910.87. The property was under repairs. No further details of repairs completed found.  However, the latest BPO report dated 12/18/2017 shows that the property is in average condition and no repairs needed based on an exterior inspection. Market condition appears to be stabilizing in the subject area. No environmental concerns, hazards, repairs and the like The property as is sales price is $XXXX. The subject property is owner-occupied."
* Title Review shows major title concern (Lvl 2)     "The subject mortgage shows that the county name is xx However, pro title report dated 3/8/2018 and Tax cert report states that the county name is xx There is difference in county name.
Also searcher note indicating Wrong County Reference on Mortgage"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator is Moderate due to loan is failing for the first lien lender fees test."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82138270	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,320.83	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,704.65	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$407,054.81	Not Applicable	Unavailable	$1,930.56	xx	Financial Hardship	xx	xx	xx	xx	Modification Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated comment:
The loan modification document is missing from the loan file. As per the latest payment history, the P&I is in the amount of $1,930.56 which is different from the previous mod P&I of $2,070.83. Also, the latest PH shows that the loan was modified on 1/1/2020 with the modified UPB of $407,054.81."	* Not all borrowers signed HUD (Lvl 3) "As Final Hud-1 is available in the loan file however it is not singe by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file.
1.Impound Account Disclosure
2.Insurer RecommendationDisclosure
3.Anti-Tying Disclosure
4.Application for Credit-Married Persons
5.Fair Debt Collection Notice
6.Cosigner Notice"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62614503	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,524.92	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$768.37	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	33.056%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 04/09/2020, the reason for default is unemployment as borrower was let go from job at the very beginning of the Virus."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH state. The required disclosures in OH state are missing from the loan files which are listed as follows:
1)Equal Credit Availability Notice
2)Insurance Tying Disclosure
																																																																																																								3)Non-Deposit Insurance Disclosure"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50640385	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,960.76	05/14/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,154.02	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/05/2017	$460,785.69	Not Applicable	6.500%	$2,697.70	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 5/6/2020 the borrower income has been impacted due to pandemic. No further details have been found."	* Comment history is incomplete (Lvl 3) "The servicing comment is available from 04/01/2016 to 1/25/2018. However, we require latest 24 months of servicing comment. The servicing comment are missing from 2/1/2016 to 03/31/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Copy of final HUD-1 settlement statement is available in the loan file; however, some points and fees are hand written."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Late Fees Test Result FAIL Loan Data 5.000% Comparison Data 2.000% Variance+3.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* The property has unrepaired damages (Lvl 2)     "As per the comment dated 7/11/2019 the subject property roof needs some repairs. The amount of repair not provided. No further details have been found."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test Result FAIL Loan Data 5.000% Comparison Data 2.000% Variance+3.000%."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in NY state. The following require state disclosure are missing from the loan files.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2. NY Interest Rate Disclosure.
3. NY Hazard Insurance  Disclosure.
4. Tax Escrow Account Designation.
5. Mortgage Bankers and Exempt Organizations Preapplication.
6. Co-Signer Notice Requirements.
7. Default Warning Notice.
8. Commitment Disclosure.
9. Lock-in Disclosure.
10. Expiration of Lock-in or Commitment Period."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12979297	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,278.46	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,787.30	7.250%	360	360	xx	xx	$47,221.74	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/13/2015	$271,022.56	$75,867.56	4.000%	$815.63	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Missing Dicsloures	xx	3: Curable	* Missing Required State Disclosures (Lvl 2) "The following state disclosures are missing in the loan file.
Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Earthquake Disclosure forCondominiums, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice and Fair Debt Collection Notice."
* Property Damage (Lvl 2)     "The BPO report dated 12/17/2017 shows that the subject property had repairs. The BPO reflects that the Trim needs repainting and the estimated cost of repair is quoted as $3000. As is sales price is quoted as xx and As-Repaired value is mentioned as XXXX Apart from this, no damage or repair related information have been observed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers list is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
This loan was not tested against the TILA rescission finance charge test.
TILA Finance Charge Test: FAIL $382,934.15 $384,391.48 -$1,457.33
TILA Foreclosure Rescission Finance Charge Test: FAIL $382,934.15 $384,391.48 -$1,457.33"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
																																																																																																								This loan was not tested against the TILA rescission finance charge test."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99489635	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$803.00	05/07/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$934.75	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	36.283%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2018	$134,234.14	Not Applicable	3.875%	$550.63	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Title issue (Lvl 3) "ISAOA / It's successors and or assigns clause is missing in final title policy. Terms and conditions sheet is neither available with final title policy for checking 12C clause."	* Missing Required State Disclosures (Lvl 2) "Subject property is located at TN state.
Following state disclosure is missing from the loan file. :-
1) Placement of Insurance Disclosure.
2) TN Consent to Disclosure of Insurance Information.
3) Choice of Agent/insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Mortgage  (Lvl 2)     "As per warranty deed dated  xx which was recorded on xx, primary borrower name shows as  "xx". Signature and name certification (Doc locatorXXXX) reflect that the  both borrower is same."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))
Loan data is $5878.34 which is comparison with $2810.00 and variance is +$3068.34.:-
1)  Loan Origination Fee $725.00.
2) Loan Discount Fee $1,053.75.
3) Mortgage Broker Fee (Direct) $4,099.59.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																																								* Property Damage (Lvl 2) "As per servicing comment dated on 3/9/2017 subject property was damage and claim amount is $1486.74. The latest servicing comment dated on 10/19/2017, there is some funds needed to replacing the tile. . however, the latest exterior report dated on 12/16/2017. subject property is average condition."		A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25770280	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,315.82	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,237.98	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2010	$205,599.77	$46,931.07	2.000%	$480.49	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 3) "According to the updated title report, the parcel# is mentioned in both Vesting deed and Tax assessment cert as "#xx" mentioned in recorded copy of Mortgage."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $42,000.00 out of total claim in the amount of $150,000.00 (Amount of claim Do not deduct the value of collateral)."	* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (MI) disclosures are missing from the loan file:  1. Choice of Insurance Agent"
																																																																																																								* Property Damage (Lvl 2) "The latest BPO dated 12/16/2017 available in the loan file xx states that the subject property is occupied by owner and the some exterior damages are found such as siding/trim damage and the estimated cost of repair is $500.00; however, there is no evidences available in the loan file that confirm the current status of repair."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25378525	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$8,004.90	05/29/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$1,439.91	$1,913.76	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/19/2012	$279,805.50	Not Applicable	2.000%	$1,118.35	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement is not recorded or recorded in wrong county the state is texas."
* Title Review shows major title concern (Lvl 4)     "As per updated title report dated 3/12/2018, there is a HOA/COA lien active against the subject property in the amount of $723.95 which was recorded on 7/12/2013 in the favor of xx. The subject property is located in the state of TX. There is risk for property getting foreclosed due to unpaid HOA liens.

It can be cured by paying off HOA lien with unpaid interest and late charge (if any)."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in second lien position. As there is a HOA/COA lien against the subject property in the amount of $723.95 which was recorded on 7/12/2013 in favor of xx	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 06/04/2019 to 04/29//2021. However, we require the latest 24 months payment history. Payment history is missing from 05/01/2019 to 05/31/2019."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
* Missing Required State Disclosures (Lvl 2)     "Following (TX) state disclosures are missing from the loan file.
TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Pre closing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Non-Deposit Investment Product Disclosure Are there any promotional materials?"
																																																																																																								* Property Damage (Lvl 2) "According to comment dated 6/16/2011 the subject property had damage due to rain and the borrower received a claim cheque in the amount of $2559.91 from Homeowners of xx The loss draft draw was ordered on 6/30/2015 for the amount of $2162.36 with xx Again the loss draft cheque was issued to the borrower in the amount of $6487.08 on 7/31/2015. The BPO report dated 12/16/2017 does not reflect damage to the subject property."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61033294	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,167.94	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,291.43	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/17/2014	$167,203.04	Not Applicable	4.625%	$765.17	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following (LA) state disclosures are missing from the loan file.

1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91263354	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$715.02	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$735.76	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2010	$111,397.86	Not Applicable	3.000%	$501.07	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/20/2020, the borrower has been affected by covid-19."	* Missing Required State Disclosures (Lvl 2) "Subject property is located at GA state.
Following state disclosure is missing from the loan file. :-
1) Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
2) Disclosure of Additional Fees."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Chain of Assignment is incomplete.  No assignment was shown as per the updated title report. Missing assignment to xx."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70669077	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,190.07	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,089.64	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Affiliated Business Disclosure Missing Required State Disclosures Missing Dicsloures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 03/31/2020, the reason for default is reduction in income as the borrower is private practice therapist and her income reduced due to Covid-19. Receiving less than 50% of prior income.

Updated Comment:
The collection comment dated 8/14/2020, states that the borrower’s income has been impacted by covid19 also the borrower states that the reason for default is reduction in come. The same collection comment states that, the borrower is in a Covid-19 forbearance plan. However, further details regarding the forbearance plan are not available."	* Comment history is incomplete (Lvl 3) "The collection comments are incomplete. The collection comments are available 8/26/2019 to 4/28/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 5/1/2019 to 7/31/2019."	* Application Missing (Lvl 2) "Final 1003 along with Transmittal is missing in the loan file ."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of NC.The following state disclosures are missing in the loan file.
1)Amortization Schedule Disclosure
2)Credit Property Insurance Disclosure
3)Fee Agreement
4)Priority of Security Instrument Disclosure
5)Attorney Selection Disclosure."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23565626	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	05/15/2021	Unavailable	No	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$461.35	8.500%	360	360	xx	xx	$13,829.10	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2014	$71,067.92	$21,320.38	4.625%	$227.66	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment history dated 11/2/2020 shows that the borrower is on covid forbearance plan."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "Available comment history is incomplete as required for 24 months. Comment history is available from 5/30/2007 to 1/18/2018 and missing from 2/1/2018 to 2/28/2018."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/08/2019 to 8/10/2020, 11/12/2020 to 04/28/2021. However, we require the latest 24 months payment history. Payment history is missing from 09/01/2020 to 10/31/2020."	* ComplianceEase TILA Test Failed (Lvl 2) "1) This loan failed the TILA foreclosure rescission finance charge test. Loan data is $108,675.44, comparison data is $108,791.44 and variance is $116.00.
The finance charge is $108,791.44. The disclosed finance charge of $108,675.44 is not considered accurate for purposes of rescission because it is understated by more than $35.
2) This loan failed the TILA finance charge test.Loan data is $108,675.44, comparison data is $108,791.44 and variance is $116.00.
The finance charge is $108,791.44. The disclosed finance charge of $108,675.44 is not considered accurate because it is understated by more than $100."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1) This loan failed the TILA foreclosure rescission finance charge test. Loan data is $108,675.44, comparison data is $108,791.44 and variance is $116.00.
2) This loan failed the TILA finance charge test.Loan data is $108,675.44, comparison data is $108,791.44 and variance is $116.00."
* Property Damage (Lvl 2)     "According to collection comment dated 10/16/2008, the subject property had loss due water damages and on that day repairs balance was showing in the amount of $14,374.73. Comment dated 2/17/2009 shows, GMAC was filed claim in the amount of $14,374.73. No inspection result was found and $4,791.57 released. Comment dated 10/6/2009 shows, hazard loss claim check(no: 9C05099) was received in the amount of $1,280.00. No further information found that repairs have been completed or not. Comment dated 8/22/2013 shows, pending repairs for floor/wall. Comment dated 12/23/2015 shows, loss draft ordered i the amount of $1,030.55. Comment dated 4/18/2016 shows, need 90% or better inspection results with structured repairs completed. No further information found that repairs have been completed or not.
																																																																																																								The latest exterior BPO report dated 12/18/2017, the property was in average condition. No damages or estimated repairs have been noted."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52756065	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,900.16	04/22/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.07	6.375%	360	360	xx	xx	$14,326.60	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2010	$234,475.93	Not Applicable	2.000%	$909.93	xx	Financial Hardship	xx	xx	xx	xx	Title Policy Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Title policy missing (Lvl 3) "Final Title policy is missing from the loan file. However, values are updated from the preliminary title report located at "xx."
* Deceased Borrower(s) (Lvl 3) "According to the comment dated 01/11/2018, the borrower, xx was deceased. However, the death certificate is not available in the loan file."	* Title shows an assignment chain break (Lvl 2) "According to updated title report dated 03/08/2018, currently the mortgage is with xx."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure are missing from the loan file. 1.Cosigner Notice 2.Private Mortgage Insurance Disclosure 3.Earthquake Disclosure forCondominiums 4.Insurer RecommendationDisclosure 5.Privacy Notice 6.Application for Credit-Married Persons 7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Settlement date is different from note date (Lvl 2)     "The subject mortgage was originated on xxwhich is different from the note date."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The subject mortgage was originated on 04/23/2007. However, as per ROR document, the transaction date is 04/24/2007 which is one after the note date."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67040063	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,801.58	05/01/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$385.32	3.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	xx	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/17/2015	$63,636.10	Not Applicable	4.250%	$275.94	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal Affiliated Business Disclosure	xx	4: Unacceptable	* The tape and file indicate the loan was modified - missing Mod (Lvl 4) "This is conventional fixed rate mortgage with P&I of $385.32 with the rate of interest 3.75% and a maturity date of 6/1/2037. The P&I as per payment history is the $388.84. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The loan was previously modified on 11/17/2015 with the rate of interest 4.250% and P&I is $275.94. The P&I as per latest payment history is $388.84. Hence there would be a possibility of another modification after 2015 modification. The modification document is not found in the loan file."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of OH. However, the following state disclosures are required and are missing from the loan file.
1.Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business dis is missing from loan files"		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83519369	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$0.00	05/08/2021	Unavailable	No	Loss Mitigation	Chapter 7	xx	$0.00	No	xx	Not Applicable	$525.55	6.875%	360	360	xx	xx	$3,836.24	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$1,930.56	Unavailable	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan modification document is missing from the loan file. As per the latest payment history, the P&I is in the amount of $1,930.56 which is different from the previous mod P&I of $468.41. it seems that the loan was modified."
* Property Damage (Lvl 4) "As per latest BPO report dated 12/18/2017, located at xx states that the repairs are noted on the subject property. The estimated cost of repairs is in the amount of $11,500.00 containing $1,500 for exterior paint, $2,500 for siding and trim repairs, $1,500 for exterior doors flaking, $5,000.00 for windows Flaking/peeling/rotting, $500 for garage Flaking/peeling/rotting, $500 for roof/gutters. The subject property is vacant and it is in an average condition. The xx and the As-is repaired price is $43000. No evidence found which state the insurance claim or repairs has been done."	* Water/Sewer Taxes (Lvl 3) "The review of the updated title report dated 3/26/2018 shows that There is a water/Sewer/Utilities lien in the favor of xx in the amount of $237.12 which was recorded on xx. The subject property is located in Maine. This can be cured by repayment of above unpaid lien along with late fee and unpaid interest."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 10/6/2016 to 1/30/2018; however, we require latest 24 months comments history. Comment history is missing from 1/1/2016 to 10/1/2016."
* Property is vacant (Lvl 3) "As per latest BPO report dated 12/18/2017 located at xx, the subject property is vacant and it is in an average condition."	* Title Review shows break in assignment (Lvl 2) "The review of the updated title report dated 3/26/2018 shows that there is a break in the assignment and assignment has a wrong or missing document reference to subject mortgage."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL $113,362.74 $113,440.50 -$77.76
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $113,440.50. The disclosed finance charge of $113,362.74 is not considered accurate for purposes of rescission because it is understated by more than $35."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL $113,362.74 $113,440.50 -$77.76"		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83931772	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,483.11	05/15/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,057.80	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Deceased Borrower(s) (Lvl 3) "Updated Comment:
As per the comments dated 12/17/2020, the borrower had deceased. However, the death of date and death certificate is missing from the loan file."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available from 6/10/2019 to 8/10/2020, from 10/6/2020 to 5/10/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 9/1/2020 to 9/30/2020."	* Missing Required State Disclosures (Lvl 2) "Following State Disclosure are missing in the loan file.
1]Delivery Fee Authorization
2]NJ Attorneys disclosure
3]Unacceptability of insurance notice
4]Attorney Disclosure II
5]Tax Bill Information
6]Private Well Testing
7]Choice Of Insurer Disclosure
																																																																																																								8]Civil Union / Domestic Partnership Addendum to Uniform Residential Loan Application."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7166832	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,935.15	05/03/2021	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$954.07	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	33.274%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Mortgage Insurance Affiliated Business Disclosure Modification	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "The comment history dated 6/3/2020 shows that the property has damage. The estimated amount of damage is $20,000.01. The current status of repairs and nature of damage has not been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $954.07 with the rate of interest 6.625% and a maturity date of 04/01/2037. The current P&I as per payment history is the $614.07. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. However, the modification agreement is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 3) "LTV is xx, hence MI cert is required. Mortgage Insurance Certificate is missing from the given loan files."
* Litigation (Lvl 3)     "The foreclosure was initiated and the file was referred to attorney on 4/20/2016.  According to servicing comments on 08/24/2016, stated that the Account in litigation. No further comments  found stating that  litigation matter has resolved or not."
* Property Damage (Lvl 3) "The latest exterior BPO report dated 12/17/2017, located at “xx” shows that the property had been damaged and the estimated amount of damage was $7,000.00. Subject property has roof/Gutters damaged. Property needed repairs in the total amount of $7,000. No details were found regarding the insurance claim. The property is occupied by the owner. Collection comment dated 12/5/2017 shows, the subject property had damages due to disaster. However, no damage amount found."	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in Florida (FL) state. The below Required State disclosures are missing in the given loan files.
1) Anti-Coercion Notice
2) Title Insurance Disclosure
3) Radon Gas Disclosure
4) Insurance Sales Disclosure"
* The foreclosure is contested by Borrower/ interested party (Lvl 2)     "According to collection comments(doc# 631993177_PSCOMMENT_AD5722E8-76F1-4EE8-8F4C-112FDEB5244B.html ) dated 6/20/2016, the contested issue was opened. Comment dated 7/22/2016 shows, contested issue was resolved. Comment(doc# Deal Servicing Comments Feb_2018 (part_3)) dated 10/5/2016 shows, the contested matter opened due to fees. Comment dated 2/17/2017 shows, the contested fees was approved."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer document is missing in the given loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing in the given loan files."
																																																																																																								* Foreclosure Delay or Contested (Lvl 2) "According to collection comments(doc# 631993177_PSCOMMENT_AD5722E8-76F1-4EE8-8F4C-112FDEB5244B.html ) dated 6/20/2016, the contested issue was opened. Comment dated 7/22/2016 shows, contested issue was resolved. Comment(doc# Deal Servicing Comments Feb_2018 (part_3)) dated 10/5/2016 shows, the contested matter opened due to fees. Comment dated 2/17/2017 shows, the contested fees was approved."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.01	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85997212	xx	xx	561-692	17159	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,582.59	05/11/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$896.89	8.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/09/2014	$138,972.47	$972.47	4.625%	$631.53	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 05/01/2020 the borrower’s income has been impacted due to covid-19."	* Comment history is incomplete (Lvl 3) "The comment history is available from 6/21/2012 to 1/19/2018. However, we require latest 24 month of comment history. The comment history is missing from 2/1/2018 to 2/28/2018."
* MI, FHA or MIC missing and required (Lvl 3)     "This is a conventional loan. LTV at the origination was xx. The tape data is reflected MI required. Final 1003 reflect monthly MI in the amount of xx; however, MI certificate is missing from the loan files."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule D of voluntary petition shows that $20,810.00 as an unsecured portion out of claim amount $151,000.00.There is no comment regarding a cram down."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/20/2019 to 6/18/2019, 8/1/2019 to 7/31/2020, 9/3/2020 to 4/21/2021. However, we required the latest 24 months payment history. The payment history is missing from 7/1/2019 to 7/31/2019, 8/1/2020 to 8/31/2020."	* Title shows an assignment chain break (Lvl 2) "According to updated title report dated 3/11/2018, the chain of assignment has been completed. The last assignment is from xx."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX state. The following state disclosure are missing in the loan file TX Loan Agreement Notice, Commitment Requirement/Anti-Tying, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials?, Insurance Solicitation/Post Commitment Requirement."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	102698	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,053.72	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	$583.33	$775.30	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/29/2015	$126,063.06	$36,908.41	2.000%	$269.98	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Active Judgment Against Borrower (Lvl 3) "According to the updated title report dated 3/9/2018, there is a prior civil judgment against the borrower xx in the amount of $XXXX and it was recorded on xx."	* Missing Required Disclosures (Lvl 2) "List of service provider document is missing from the loan file."
* State Tax Judgment (Lvl 2)     "According to updated title report dated 3/9/2018, there is a state tax lien against the borrower xx in favor of xx in the amount of $3,371.65 and it was recorded on 1/8/2013."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "According to the updated title report dated 3/9/2018, there are 3 IRS tax lien against the borrower xx, totaling in the amount of $59,199.40 and are recorded on xx respectively."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MI state. The required disclosures in MI state are missing from the loan files which are listed as follow:
																																																																																																								1)Choice of Insurance Agent."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33282751	xx	xx	561-692	17164	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,207.06	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$652.48	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/02/2015	$97,094.00	Not Applicable	6.625%	$577.11	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comments history is available from 3/17/2013 to 1/12/2018; however, we require latest 24 months comments history. Comments history is missing from 2/1/2018 to 2/28/2018."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "According to the updated title report dated 3/13/2018, there are two IRS liens, first recorded on 10/XX/2001 in the amount of XXXX and Second recorded on 09/XX/2015 in the amount of XXXX in the favor of internal Revenue Service."
* Missing Required Disclosures (Lvl 2)     "The List of service providers disclosure is missing in the loan file."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 3/13/2018, there is a state tax lien recorded on 04/XX/2007 with no amount provided and in the favor of Commonwealth of Kentucky."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Updated: BK not active."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Updated: BK not active."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosure are missing in the loan file as follows;
1. Fair Housing Notice,
2. Homeownership Protection Center Disclosures,
																																																																																																								3. Notice of Free Choice of Agent or Insurer."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73827062	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$249.00	05/10/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$404.01	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/19/2018	$58,825.44	Not Applicable	3.875%	$241.30	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Mortgage Insurance Missing Required State Disclosures	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "According to updated title report dated 3/9/2018, there is an active UCC lien against the subject property in the favor of xx. The amount of the lien is not mentioned in the supporting document."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "Lis of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Required Disclosure which are missing from the loan file are as follow.
1.Placement of Insurance Disclosure
2.Choice of Agent/insurer
3.Insurance Solicitation/Post Commitment"
																																																																																																								* Title Review shows break in assignment (Lvl 2) "The chain of assignment is mission from the updated report dated 3/9/2018; however, there is no such document to verify the current assignee. Current mortgage assignee should be xx."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93790177	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,739.98	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,181.38	$1,949.57	4.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$319,719.20	$183,566.99	2.000%	$412.30	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Loan Program Info Disclosure Affiliated Business Disclosure Mortgage Insurance	xx	4: Unacceptable	* Variation in Parcel number(APN#) (Lvl 3) "There is variation in parcel # mentioned on warranty deed, mortgage, and tax document. According to deed and subject mortgage which was recorded on xx. However, according to tax document, the parcel # is xx."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing in the loan file ."
* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $182,197.00 as unsecured portion out of claim amount $323,197.00. Did not see comments indicating a cram down."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of CA. The following state disclosures are missing in the loan file. 1)Impound Account Disclosure 2)Cosigner Notice 3)Private Mortgage Insurance Disclosure 4)Earthquake Disclosure forCondominiums 5)Hazard Insurance Disclosure 6)Insurer RecommendationDisclosure 7)CA Fair Lending Notice 8)Anti-Tying Disclosure 9)Privacy Notice 10)Notice of Right to Copy of Appraisal 11)Application for Credit-Married Persons 12)Fair Debt Collection Notice 13)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Settlement date is different from note date (Lvl 2)     "As per HUD-1, the settlement date is xx; however, as per Note, the loan was originated on xx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure document is missing in the loan file ."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy under chapter-13 with the xx on xx. The POC was filed on 1/2/2014. Unable to check POC deadline, however; as per the comment dated 2/11/2019, the bankruptcy xx."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine the operative index value from the available loan files ."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72689798	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$773.44	05/14/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.20	6.750%	360	360	xx	xx	$196,266.09	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	$1,067.69	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Modification	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 4/29/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "Updated Comment:
The conventional fixed rate loan was originated on 3/16/2007 with fixed interest at the rate of 6.750% and P&I in the amount of $1,297.20. However latest payment history shows current P&I in the amount of $1,067.69. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "Collection comments are available from 8/17/2016 to 1/24/2018. However, we require latest 24 months collection. Hence, comment history is missing from 7/17/2016 to 03/17/2016.
As per the guideline comment history is missing from 02/1/2018 to 2/28/2018."
* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 is not signed by the borrower."	* Property Damage (Lvl 2) "Latest BPO report available dated 12/16/2017 shows that the immediate repairs should be made for painting (Paint all fascia) in the amount of $500 and for siding/term (Prep all fascia) in the amount of $250. Total required repairs are in the estimated amount of $750. However there is no evidence which shows that the repairs have been done or not, also collection comment does not show any comment regarding damages or repairs."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in California
 (CA) state.

CA Fair Lending Notice is located at ”XXXX” in the loan files.

The below Required State disclosures are missing in the given loan files.

Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Settlement date is different from note date (Lvl 2)     "As per note, the loan was originated on xx. However, as per final HUD-1 the settlement date is xx, which is 11 days after loan origination. Hence, the settlement date is different from the note date."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per note, the loan was originated on xx. However, as per ROR document, the ROR transaction is date is xx, which is 4 days after loan origination. Also, final HUD-1 shows settlement date as xx. Hence, ROR transaction date does not match with note and final HUD-1 dates."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42462319	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$7,088.57	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	$1,528.49	6.375%	360	360	xx	xx	$12,162.58	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.508%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2011	$274,472.30	$19,698.50	2.000%	$771.52	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan fail for Prohibited Fees Test-
State Regulations Restricted Fees
Loan data $173.00, Comparison data $0.00 hence variance $173.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan fail for Prohibited Fees Test-
State Regulations Restricted Fees"
* Application Not Signed by All Borrowers (Lvl 2)     "Received copy of final 1003 is not legible. However a legible copy of initial 1003 is available in loan file which is not signed by borrowers."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Bargain and sale deed was recorded on xx."
* Application Missing (Lvl 2)     "Received copy of final 1003 is not legible. However a legible copy of initial 1003 is available in loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38462572	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,689.40	05/01/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$1,181.25	$1,780.50	7.875%	360	360	xx	xx	$42,139.19	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/06/2013	$195,505.75	Not Applicable	4.000%	$817.09	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Property Damage (Lvl 2) "As per comment dated 11/2/2011, there were some water damages and a lot of molds noted. Other details of damages and repair cost details not provided.
However, current occupancy status and property condition unable to determine as latest property inspection report is not available but,  there is no indication of damages or repairs in recent comments history."
																																																																																																								* State Tax Judgment (Lvl 2) "Pro-Title report shows, there is a State Tax lien recorded on 12/22/2014 in favor of Utah State Tax Commission for the amount of $1390.61."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6313393	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$577.45	05/01/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$478.13	$689.03	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	30.882%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file."
* Incorrect Property address on Note Document. (Lvl 2)     "According to the note and recorded mortgage, the subject property address is "xx". However , updated title report dated 3/16/2018 and latest BPO show the subject property address as "xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Reciprocal Beneficiary /Civil Union Addendum to Uniform Residential Loan Application is missing from the loan file."	* The property had a tax sale - property or cert was sold to 3rd party (Lvl 1) "Review of updated title report dated on 3/16/2018, there was two HOA lien against the borrower 'xxfirst one was recorded on 10/XX/2011 in the amount of XXXX and second was recorded on 8/XX/2013 in amount XXXX HOA has been filed the notice of pendency action for foreclose the property and grantor held a public auction on 5/XX/2014. As per foreclosure deed (recorded on 5/20/2014 inst# xx) the property is transferred to the 'xx' through foreclosed deed. After that the borrower has been paid off said lien. On 1/18/2018 the 'xx' quit the rights from the subject property. Currently the ownership of the subject property in the name of 'xx."	B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17695736	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	No	Yes	Other	$0.00	$2,360.06	05/21/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$707.79	7.625%	360	360	xx	xx	$18,013.21	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Modification Notice of Servicing Transfer	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to updated report, the subject mortgage is in lower lien position as there are 2 sewer liens found open against subject property recorded on 3/18/2009 in the amount of $725.88 and 8/26/2015 in the amount of $1293.86 respectively. Both liens are in the favor of xx
The subject property is located in MO state which is super lien state. There is a possibility of FC by above unpaid liens.
It can be cured by paying above liens with interest and late charges (if any)."
* Title Review shows major title concern (Lvl 4)     "There are 2 sewer liens found open against subject property recorded on 3/18/2009 in the amount of $725.88 and 8/26/2015 in the amount of $1293.86 respectively. Both liens are in the favor of xx
The subject property is located in MO state which is super lien state. There is a possibility of FC by above unpaid liens.
It can be cured by paying above liens with interest and late charges (if any)."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "The comment history dated 12/1/2020 shows that the borrower is on covid forbearance plan."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $707.79 with the rate of interest 7.625% and a maturity date of 2/1/2037. The P&I as per payment history is the $634.61. However, there is a different in P&I with respect to Note data which seems that there would be a possible modification. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file."	* Issue with the legal description or recorded instrument (Lvl 3) "The subject mortgage which was originated on xx ."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/03/2019 to 9/12/2019, 11/20/2019, 02/28/2020, 06/12/2020 to 12/31/2020, 02/01/2021 to 04/10/2021. However, we require the latest 12 months payment history. Payment history is missing from 10/01/2019 to 10/31/2019, 12/01/2019 to 01/31/2020, 03/01/2020 to 05/31/2020, 01/01/2021 to 01/31/2021."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan failed for State Regulation for below tests:
This loan failed the first lien origination fee test. Loan date is $3500.00; however allowed is $1000.00; Hence, variance is +$2500.00

This loan failed the first lien prohibited fees test. Loan data is $520.00; however allowed is $0.00; Hence, variance is +$520.00

This loan failed the broker fees test. Loan data is $4341.00; however allowed is $0.00; Hence, variance is +$4341.00

This loan failed the origination fee and broker fee test. Loan data is $4341.00; however allowed is $0.00; Hence, variance is +$4341.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan failed for State Regulation for below tests.
This loan failed the first lien origination fee test.
This loan failed the first lien prohibited fees test.
This loan failed the broker fees test.
This loan failed the origination fee and broker fee test."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "As per exterior only inspection report dated 12/16/2017 located at "1703096824" shows gutters need to repair and exterior paint is need to the property. The total estimated amounts of repairs are in the amount of $1000.00. There is no further details found regarding above said repairs have been done or not."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per updated title report, there are four IRS liens against borrower total in the amount of $6018.64 in the favor of Missouri Department of Revenue."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The loan was originated by xx. However, borrower transferred their property to their trust through quit claim deed made on 3/6/2008 and recorded on 3/14/2008. The current owner of the subject property is xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90186876	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$5,327.18	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$980.76	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$142,794.58	Not Applicable	4.625%	$653.47	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures Missing Required Disclosures	xx	2: Acceptable with Warnings	* The property has unrepaired damages (Lvl 4) "The subject property has been occupied by the owner. As per the comment dated 10/28/2019, the subject property had damage due to water. The claim has not been filed. The date of loss is 10/4/2019 and the estimated cost of damage is $10,900.00. As per the comment dated 11/11/2019, self-repairs approved. No further details have been found."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete as there is assignment chain break from xx."
* Missing Required State Disclosures (Lvl 2)     "Following disclosure are missing from the loan file,
1)Commitment Requirement/Anti-Tying
2)Choice of Insurance Notice
3)Collateral Protection Insurance Disclosure
4)Non-Deposit Investment Product Disclosure Are there any promotional materials?
5)Insurance Solicitation/Post Commitment Requirement"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,900.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72144777	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,053.34	05/03/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$978.25	6.125%	360	360	xx	xx	$34,704.36	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "The subject property is located in FL state. The required disclosures in FL state are missing from the loan files which are listed as follow:
1)Anti-Coercion Notice
2)Insurance Sales Disclosure."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure document is missing fromm the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The afiliated business disclosure document is missing from the loan files."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41024719	xx	xx	561-692	17216	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,352.58	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,422.09	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	64.810%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2018	$192,511.65	Not Applicable	3.875%	$789.68	xx	Lower Interest Rate	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/3/2020, the co-borrower was not working."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/17/2019 to 6/29/2019, from 8/6/2019 to 9/30/2019, from 11/7/2019 to 11/28/2019, from 1/16/2020 to 3/31/2020, from 5/1/2020 to 4/1/2021. As we require 24 months payment history, the payment history is missing from 5/1/2019 to 5/31/2019, from 7/1/2019 to 7/31/2019, from 10/1/2019 to 10/31/2019, from 12/1/2019 to 12/31/2019, from 4/1/2020 to 4/30/2020."	* The property has unrepaired damages (Lvl 2) "As per the collection comment dated 6/18/2019, the home needs repairs. No further details have been found regarding damage or repair."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state and the NY state requires total 9 disclosures, some of them are missing from the loan file as follow.
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) Tax Escrow Account Designation
3) Mortgage Bankers and Exempt Organizations Pre-application
4) Co-Signer Notice Requirements
5) Commitment Disclosure
6) Expiration of Lock-in or Commitment Period"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test failed for Late Fees Test. As per loan data the Late Fees are 5.00%. However comparison data is 2.00% and variance is +3.00%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to TILA failed for Finance Charge Test, APR Test and State Regulations are failed for Late Fee Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Finance Charge Test. As per loan data the Finance Charge is $317,964.82. However comparison data is $363,386.70 and variance is -$45,421.88.
																																																																																																								ComplianceEase TILA Test failed for APR Test. As per loan data the APR is 7.698%. However comparison data is 9.323% and variance is -1.625%."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18548199	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$527.32	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,278.67	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing POC Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 07/22/2020, the reason for default is illness of borrower due to covid-19. Borrower is active in covid-19 forbearance plan. No further details have been found regarding covid-19."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/17/2019 to 04/09/2020 and 09/01/2020 to 04/12/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 05/01/2020 to 08/31/2020."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* POC Deadline is coming soon (Lvl 2)     "The borrower had filed Bankruptcy on 3/XX/2014 under XXXX with xx. The POC deadlines event has been filed on 3/18/2014 and the due date for filling the POC is set to 7/16/2014 which is expired and the POC is not filed. There is a POC document in loan file located at “xx”. However, which is not submitted to the bankruptcy court."
* The property has unrepaired damages (Lvl 2)     "As per the comment dated 10/08/2019, the subject property had damaged to floor and drywall. Also, the same comment shows the borrower satisfied with the repairs. No further details have been found regarding damage or repairs matter."
* Property Damage (Lvl 2)     "Collection comment dated 9/29/2017 shows that the home had a lots of damages and needed to complete the repairs. Comment dated 12/5/2017 shows that as per disaster inspection there was no damage due to disaster. However, there is no evidence about the previous damages have been repaired or not and also the amount of damages or repairs is not available in the collection comments. As per available latest BPO report dated 12/18/2017 the subject property is in average condition with no visible signs of damages or needed repairs."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test;
The finance charge is $267,582.30. The disclosed finance charge of $263,276.70 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL $263,276.70 $267,582.30 -$4,305.60.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.972%. The disclosed APR of 6.755% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL 6.755% 6.972% -0.217%"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State. The following state disclosures are missing in the loan file Anti-Coercion Notice, Title Insurance Disclosure, Insurance Sales Disclosure."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA finance charge test."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Borrower within SOL."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97237374	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$977.54	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$126,350.75	Not Applicable	xx	$943.96	$1,341.27	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$126,350.75	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Origination Appraisal	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 03/08/2018, the subject mortgage is at lower lien position as there an active real estate tax lien against the subject property in the favor of xx Nevada for the amount of $1,124.06 which was recorded on 12/02/2015 and also there is an active water/sewer/utility lien for the amount of $171.58."
*  Property value crammed down (Lvl 4)     "The subject mortgage was originated 10/25/2004 with the loan amount of $197,000.00. The borrower had filed bankruptcy under xx
The creditor xx had filed POC on 02/19/2010 for the secured claim in the amount of $220,437.63 and arrearage to be cured is in the amount of $24,473.51.
According to the motion to the value of collateral which was filed on 01/17/2011, the value of the subject property is $74,000.00. The amount of secured claim is $220,437.63.
As per this document, the secured creditor’s claim is only partially secured and may be bifurcated into a secured claim equal to the value of the collateral and an unsecured claim equal to the amount of the deficiency.
According to the order confirming a plan of reorganization which was filed on 09/11/2012, the third amended chapter 11 was filed on xx with xx has been confirmed by the court.
According to the class-3 of the confirmed chapter 11 plan, the first mortgage holder's claim("xx") was re-amortized and rescheduled based on a property value in the amount of $94,086.88 with interest rate of 5.25% over the remaining term of the loan maturing on November 1, 2034.
The borrower shall pay in the amount of $57.36 beginning from the date of the plan.
According to the payment history, the UPB is in the amount of $81,502.70.
According to the servicing comment dated 05/29/2014, the cramdown has been booked. The case was terminated on 09/12/2013."
* The property value crammed down (Lvl 4)     "The subject mortgage was originated 10/25/2004 with the loan amount of $197,000.00. The borrower had filed bankruptcy under chapter 11 with the XX on 02/01/2010.
The creditor xx had filed POC on 02/19/2010 for the secured claim in the amount of $220,437.63 and arrearage to be cured is in the amount of $24,473.51.
According to the motion to the value of collateral which was filed on 01/17/2011, the value of the subject property is $74,000.00. The amount of secured claim is $220,437.63.
As per this document, the secured creditor’s claim is only partially secured and may be bifurcated into a secured claim equal to the value of the collateral and an unsecured claim equal to the amount of the deficiency.
According to the order confirming a plan of reorganization which was filed on 09/11/2012, the third amended chapter 11 was filed on 07/13/2012 with xx has been confirmed by the court.
According to the class-3 of the confirmed chapter 11 plan, the first mortgage holder's claim("xx") was re-amortized and rescheduled based on a property value in the amount of $94,086.88 with interest rate of 5.25% over the remaining term of the loan maturing on November 1, 2034.
The borrower shall pay in the amount of $57.36 beginning from the date of the plan.
According to the payment history, the UPB is in the amount of $81,502.70.
According to the servicing comment dated 05/29/2014, the cramdown has been booked. The case was terminated on 09/12/2013."
* Title Review shows major title concern (Lvl 4)     "According to the updated title report dated 03/08/2018, there is an active utility charges against the subject property in the favor of xx for the amount of $171.58 which was recorded on 03/02/2017.
The subject property is located in Nevada, which is a super lien state. There is a risk of the property being foreclosed due to above unpaid lien.
This can be cured by paying off the above unpaid lien with late charges and accrued interest."	* Comment history is incomplete (Lvl 3) "The comment history is available from 11/17/2008 to 01/30/2018. However, we required latest 24 months comment history. The comment history is missing from 02/01/2018 to 02/28/2018."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by the borrower."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $143,112.00 as unsecured portion out of claim amount $208,112.00."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description mentioned in Grant, Bargain, and sale deed which was recorded on xx do matches with the legal description mentioned in subject mortgage and final title policy.
Except, the Book#xx. However, the book# mentioned on subject mortgage and final title policy is xx.
This can be cured by re-recording the subject mortgage with correct legal description."	* Operative index value is unable to confirm (Lvl 2) "An operative index value is unable to determine as the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "According to the updated title report dated 03/08/2018, there is a Treasurer’s certificate of redemption for real estate taxes against the subject property for the year 2016 and 2017. The taxes have been paid on 12/07/2016 in the total amount of $1,657.69."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Nevada state. The following required state disclosure is missing from the loan file.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report is available in the loan file located at “xx”; however, the page#2 is missing from the document. Hence, appraised value is updated as per the document located at “xx Pg#3”."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78954482	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$4,661.20	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,698.44	$3,616.40	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/19/2018	$413,064.26	Not Applicable	4.750%	$1,923.88	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 4/29/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."	* Deceased Borrower(s) (Lvl 3) "As per available death certificate (Doc locator#xx), primary borrower was deceased on xx."
* Fraudulent  (Lvl 3)     "As per the comments dated 1/8/2020, the borrower’s bank account had to be closed due to fraud. However, the same date comment reflects that, the borrower requested for update the bank details. No further details have been found."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "As per updated title report dated 3/22/2018, the subject mortgage is in second lien position, as there is one senior open mortgage in the amount of xx.  Subject Mortgage is executed on xx . HUD-1 / Settlement statement shows payoff to xx. As per the Final Title Policy, schedule B does not show any exception for prior Mortgage and Liens.  No satisfaction or release document was found in the loan file stating the prior mortgage has been released."
* Title Review shows major title concern (Lvl 3) "As per updated title report dated 3/22/2018, as there is one senior open mortgage in the amount of xx. Subject Mortgage is executed on xx. HUD-1 / Settlement statement shows payoff to xx. As per the Final Title Policy, schedule B does not show any exception for prior Mortgage and Liens. No satisfaction or release document was found in the loan file stating the prior mortgage has been released."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NY state.
Following state disclosure is missing from the loan file. :-
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) NY Hazard Insurance  Disclosure."
																																																																																																								* Borrower Identity Missing (Lvl 2) "As per note and mortgage borrower name is "xx" . however, last name "xx" is strike through and changed as "xx". The name affidavit xx) shows that the both person/ borrower is same."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17940410	xx	xx	561-692	17244	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,155.69	05/01/2021	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$680.50	6.125%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$41,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/21/2014	$55,079.81	Not Applicable	6.125%	$307.87	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 06/29/2019 to 07/09/2019 and 09/03/2019 to 09/30/2019 and 11/19/2019 to 04/01/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 08/01/2019 to 08/31/2019 and 10/01/2019 to 10/31/2019."	* State Tax Judgment (Lvl 2) "As per the updated title report from PRO title USA dated 03/22/2018 there is one active state tax lien against borrower in the amount of XXXX in the favor of "XXXX""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to
1) This loan failed the late fees test."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed due to
1) This loan failed the late fees test.
Loan data is 5.00% comparison data is 2.00% and variance is 3.00%."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the review of updated title report dated 03/22/2018 there are two active IRS liens against borrower as follows.
1) IRS lien against borrower in the amount of XXXX in the favor of "XXXX" which was recorded on 07/XX/2012.
2)  IRS lien against borrower in the amount of XXXX in the favor of "XXXX" which was recorded on 10/XX/2012."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York state and the NY state requires total 11 disclosures, some of them are available in the loan file; however other required disclosures are missing from the loan file as follow. 1) Mortgage Banker & Exempt Organization Pre-application 2) Co-signer Notice Requirement 3) Smoke Alarm Affidavit 4) Subprime Home Loan Counseling Disclosure 5) Subprime Home Loan Tax and Insurance Payment Disclosure 6) Subprime Home Loan Disclosure 7) Commitment Disclosure."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70023432	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$7,922.78	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,126.04	$1,888.18	5.875%	360	360	xx	xx	$23,362.73	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 5/13/2020, the forbearance plan has been approved for 3 months began on 5/1/2020 till 7/1/2020. As per the comment dated 7/10/2020, the borrower has been impacted by covid-19. The forbearance plan has been approved for 6 months. As per the comment dated 12/15/2020, the forbearance plan been extended for 3 months.

Updated Comment:
The collection comment dated 7/10/2020, states that the borrower’s income has been impacted by covid19. The same collection comment states that, the 6 months forbearance plan was offered to the borrower and the payment start from 7/1/2020 to 12/31/2020. As per the comment dated 12/15/2020, the Existing forbearance plan been extended for 3 months."	* Comment history is incomplete (Lvl 3) "The comments history is available from 4/5/2015 to 1/30/2018; however, we require latest 24 months comments history. Comments history is missing from 2/1/2018 to 2/28/2018."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosure are missing in the loan file as follows:
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Hazard Insurance  Disclosure
3.Tax Escrow Account Designation
4.NY Interest Rate Disclosure
5. Mortgage Bankers and Exempt Organizations Pre-application.
6.Co-Signer Notice Requirements
7.Default Warning Notice
8. Commitment Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing in the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct. disclosure missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36697144	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,109.56	05/21/2021	xx	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$686.41	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	33.098%	First	Short Form Policy	Not Applicable	$26,800.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 11/1/2020 the borrower's income has been impacted due to covid-19. Howevewr, is making payments as per covid-19 forbearancr plan."	* Comment history is incomplete (Lvl 3) "Available comment history is incomplete as required for 24 months. Comment history is available from 5/8/2013 to 1/12/2018 and missing from 2/1/2018 to 2/28/2018.

Updated Comment:-
Recent 24 months collection comment history is available from 5/7/2019 to 4/30/2021."	* Active State Tax Lien Judgement. (Lvl 2) "According to updated title report dated 3/13/2018, there is an State tax lien active against XXXX in the favor of xx in the amount of $0.00 which was recorded on 7/3/2017."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "According to updated title report dated 3/13/2018, there is an IRS lien active against xxin the amount of $9,372.61 which was recorded on 9/20/2010."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escow account disclosure is missing from the loan file"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Borrower had filed Bankruptcy under xx on 2/24/2016 and the plan was confirmed on 4/1/2016. xx, in the secured claim amount $98,086.45 and an arrearage in the amount of $7,333.05."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file. Missing required disclosure of Fair Housing Notice, Homeownership Protecation Center and Notice of Free Choice of Agent"
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Missing required disclosure of Fair Housing Notice Homeownership Protecation Center Notice of Free Choice of Agent"		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34340721	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$9,601.26	$2,386.44	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$646.77	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	$24,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2015	$87,433.67	Not Applicable	7.125%	$551.30	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment history dated 8/3/2020 shows that the borrower's income has been impacted by covid."
* Title Review shows outstanding delinquent taxes (Lvl 4)     "According to the updated title report dated 3/9/2017, the taxes are delinquent as follows and all the taxes were due for 3/30/2018.
2011 combined annual taxes are delinquent in the total amount of $3,097.87
2012 combined annual taxes are delinquent in the total amount of $50.24
2013 combined annual taxes are delinquent in the total amount of $3,356.71
2014 combined annual taxes are delinquent  in the total amount of $3,096.44
Total delinquent taxes are in amount of $9,601.26. "Total delinquent taxes are above 10% of loan amount/prop value.""	* Comment history is incomplete (Lvl 3) "Available comment history is incomplete as we required for 24 months. Comment history is available from 4/5/2013 to 1/16/2018 and missing from 1/17/2018 to 2/28/2018."	* Variation in Parcel number(APN#) (Lvl 2) "According to the updated title report dated 3/9/2018, there is mismatch between the subject mortgage legal shows parcel Id:xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Available copy of Final HUD-1 shows settlement date is xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. Following state disclosure are missing from the loan file, which are required in TX state.
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Collateral Protection Insurance Disclosure
4) Non-Deposit Investment Product Disclosure Are there any promotional materials?
5) Insurance Solicitation/Post Commitment Requirement"
* Property Damage (Lvl 2)     "The latest exterior BPO report dated 12/17/2017, the subject property roof fascia was chipping, it needs to be painted with th repairs cost $300.00 and th brick veneer was cracking around garage door, it needs to be repairs in the cos amount $500.00. Total estimated repairs cost amount was $800.00.
																																																																																																								According to the collection comment dated 4/17/2017 states, the subject property had hazard loss and in the claim amount $968.52. No further information have been found regarding damage and repairs."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84161127	xx	xx	561-692	17256	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$708.81	05/05/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$734.49	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$27,600.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/17/2016	$94,713.47	Not Applicable	4.000%	$395.84	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "The comment history is available from 12/09/2010 to 01/25/2018. However, we require latest 24 months collection comment. The comment history is missing from 02/01/2018 to 02/28/2018.

Updated Comment:-
Recent 24 months servicing comments are available from 6/3/2019 to 5/10/2021."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $23,985.00 as unsecured portion out of claim amount $93,985.00. No comment was found stating the property had a cram down."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the predatory lending guidance test due to one or more of the following findings: The loan failed the allowable points and fees test. GSE (xx public guidelines) Points and Fees Test: FAIL $6,390.00 $5,520.00 +$870.00. This loan failed the points and fees test. The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000. GSE (xx public guidelines) Points and Fees Test: FAIL $6,640.00 $5,520.00 +$1,120.00"
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in florida state. The following disclosures are missing from the loan file: 1) Anti-Coercion Notice 2 ) Radon Gas Disclosure 3) Insurance Sales Disclosure"		B	B	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72118901	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,368.60	05/04/2021	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,145.83	$1,738.83	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$55,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2018	$255,995.78	$50,475.78	3.750%	$827.27	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Operative index value is unable to confirm (Lvl 2) "Unable to calculate operative index value from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Legal Representation Disclosure(state disclosure) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test."
																																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test: First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85948672	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,384.31	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	$1,131.68	$1,305.99	8.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$31,828.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Loan Program Info Disclosure Modification Missing Required State Disclosures	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "Borrower (debtor) filed xx and proposes plan of reorganization on 01/07/2009 followed by amended /modified plan on (xx) on 06/03/2009. As per Amended/Modified plan of Re-organization debtor includes xx (subject creditor) in Class 3 creditor list as secured impaired creditor and list total secured claim in the amount of $176,921.00 re-amortized over 30 years and will be paid at the rate of 5.2%: however POC (Claim-31)filed by xx on xx list total secured claim in the amount of $179,943.65. The courts denied the confirmation of 1st amended/modified plan of reorganization and ordered debtor to file second amended plan and Disclosure statement within xx. xx history shows debtor filed second amended plan (xx) on xx with same disbursement to subject creditor as of 1st amended plan i.e. secured claim in the amount of $176,921.00 at 5.2% over 30 years. Later on March 16, 2010 (xx) xx objects 2nd amended plan by stating the debtor’s plan proposes to pay a claim of $176,921.00 and impair mortgage claim by reducing the total debt owed and reducing the interest rate to 5.2%, hence the plan is not feasible and not in good faith. Also creditor further states in their objection that previously interest rate of 6.2% had been agreed to, however the debtor now proposes to pay 5.2% rate (a rate that is below the agreed rate). The plan is not confirmed yet but xx Final decree states that the court find debtor confirmed plan of reorganization has been substantially consummated. And the motion is granted and the case is closed. The payment history provided by xx shows the current interest rate is 6.2% and the last payment was received on 6/3/2015 foe the due date of 10/1/2011 at the same rate."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "The collection comment dated 04/22/2020 states the borrower’s income impacted by covid-19 pandemic. The covid-19 forbearance request has been submitted on 04/22/2020. No further details have been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,305.99 with the rate of interest 8.000% and a maturity date of 05/01/2036. The current P&I as per payment history is the $859.88. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 10/08/2018 states the loan modification has been completed on 10/08/2018. However, the loan modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 06/13/2019 to 08/22/2019 and 10/19/2019 to 05/01/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 09/01/2019 to 09/30/2019."
* Payment History is not Complete (Lvl 3) "Payment history is available from 08/01/2009 to 11/17/2017; We require latest 12 months payment history. Hence, it is missing from 11/18/2017 to 02/28/2018."	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan Program Disclosure is missing from the loan files."
* Loan has been determined to have an unsecured debt (Lvl 2)     "As per schedule D of Voluntary Petition, the amount of claim without deducting the value of the xx and value of the collateral as xx, however, the unsecured potion is $72,000.00. The debtors' were discharged on xx and the case was terminated on 05/03/2017."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower within SOL."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL state. The required disclosures in FL state are missing from the loan files which are listed as follow:
1)Title Insurance Disclosure
2)Radon Gas Disclosure
3)Insurance Sales Disclosure"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider disclosure is missing from the loan files."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "The subject property is located in a FEMA Designated disaster Area; However, as per comment dated 12/05/2017, no damage was found due to disaster."	B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56509012	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$520.66	05/28/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$528.26	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Dicsloures Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/1/2020 the borrower's income has been imapcted due to covid-19. The borrower was out of work. As per the comment dated 6/2/2020 the forbearance plan started. No furtehr details have been found."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/3/2019 to 5/28/2019, 7/28/2019 to 8/30/2019, 10/2/2019 to 4/30/2021. However, we require the latest 24 months payment history. The payment history is missing from 6/1/2019 to 6/31/2019, 9/1/2019 to 9/30/2019."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower within SOL."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test."
* Litigation (Lvl 2)     "As per comment dated 9/12/2013, there was a litigation issue. The reason for litigation is unable to determine.Later as per comment dated 5/9/2014, the litigation was resolved."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Late Fees Test: FAIL 5.000% 2.840% +2.160%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
																																																																																																								Co-Signer Notice, Financial Institution Insurance Disclosure, Non-Deposit Investment Product Disclosure, Financial Institution Insurance Disclosure and Non-Deposit Investment Product Disclosure."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97751898	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$875.04	05/01/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$972.90	6.750%	360	360	xx	xx	$13,363.18	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/31/2012	$163,147.40	$37,567.41	4.625%	$574.69	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 06/14/2019 to 06/29/2019, 08/21/2019 to 05/01/2021. However, we require the latest 24 months payment history. Payment history is missing from 07/01/2019 to 07/31/2019.

Updated:

The payment history is available from 5/1/2019 to 6/30/2019, 8/1/2019 to 4/12/2021. However, we require the latest 24 months payment history. Payment history is missing from 7/1/2019 to 7/31/2019."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Property Damage (Lvl 2)     "Collection comment of 2012 states major repair was needed at home. However no detailed information is given on the same. Latest exterior BPO dated 12/16/2017 available in loan file (located at xx) which does not show any damage pertaining to the property."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan fail for -
TILA Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test:.
Loan date $200240.76, Comparison data $202254.46 hence variance is -$2013.70."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan fail for -
TILA Finance Charge Test.
TILA Foreclosure Rescission Finance Charge Test:"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx which is different from the note date xx and also from the settlement date 04/07/2006."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per tape the UPB is $118,423.89, however payment history reflects UPB as $157,023.21."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date found on the original HUD-1 is xx"		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98477690	xx	xx	561-692	17274	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,619.96	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$134,685.96	Not Applicable	xx	Not Applicable	$1,853.68	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$134,685.96	Unavailable	5.000%	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* The property value crammed down (Lvl 4) "Update:

The borrower had filed the bankruptcy under xx. The POC was filed on 6/16/2011, state that the amount of secured claim is in the amount of $281,685.96 and amount of arrearage is $5,703.13. The schedule D in voluntary petition shows the unsecured debt of $140,982 out of claim amount $275,982. As per motion to value collateral the subject mortgage held by xx. The debtor had a property appraisal by xx, which set a present value of property as $135,000.00. Upon valuation debtor seeks to establish the value of the subject property and re-characterize secured claim of xx. However, the creditor prays to denied the propose chapter 11 plan of reorganization. Later on the motion was granted on 6/12/2011 with the value of subject property is in the amount of $147,000.00.
Upon confirmation of the bankruptcy amended chapter 11 Plan Sub-Class(C) states that "the court order has been entered setting the value of the collateral to the present value of $147000.00 and borrower will pay secured claim $147000.00 with interest rate of 5.00% for 360 months with P&I of $789.13. The property value is cram down to fair market value of $147,000.00. The total amount of cram down is in the amount of $128982.
Also, the collection comments of 2015 shows evidence of cram down.
As per payment history, borrower is paying as per bankruptcy modification (chapter 11 plan) with interest rate of 5.00% and P&I of $789.13. The latest payment is received on 02/05/2018 for due date 1/1/2017. The current UPB reflected in the amount of $136,085.49."
*  Property value crammed down (Lvl 4)     "The borrower had filed the bankruptcy under xx and plan confirmed on 6/4/2012. The POC was filed on 6/16/2011, state that the amount of secured claim is in the amount of $281,685.96 and amount of arrearage is $5,703.13. The schedule D in voluntary petition shows the unsecured debt of $140,982 out of claim amount $275,982. As per motion to value collateral the subject mortgage held by xx with an outstanding balance of $275982.00. The debtor had a property appraisal by xx on February 21, 2011, which set a present value of property as $135,000.00. Upon valuation debtor seeks to establish the value of the subject property and re-characterize secured claim of xx. However, the creditor prays to denied the propose chapter 11 plan of reorganization. Later on the motion was granted on 6/12/2011 with the value of subject property is in the amount of $147,000.00.
Upon confirmation of the bankruptcy amended chapter 11 Plan Sub-Class(C) states that "the court order has been entered setting the value of the collateral to the present value of $147000.00 and borrower will pay secured claim $147000.00 with interest rate of 5.00% for 360 months with P&I of $789.13. The property value is cram down to fair market value of $147,000.00. The total amount of cram down is in the amount of $128982.
Also, the collection comments of 2015 shows evidence of cram down.
As per payment history, borrower is paying as per bankruptcy modification (chapter 11 plan) with interest rate of 5.00% and P&I of $789.13. The latest payment is received on 02/05/2018 for due date 1/1/2017. The current UPB reflected in the amount of $136,085.49."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "Update:
The comment dated 5/1/2020 shows that the borrower’s income was impacted by covid-19. No further details have been found."	* Not all borrowers signed HUD (Lvl 3) "Received copy of HUD -1 is not signed by borrowers."	* Settlement date is different from note date (Lvl 2) "The review of HUD-1 shows the settlement date as xx and loan origination date is xx"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing in the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42775110	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,104.52	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$489.45	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2014	$92,224.87	$27,667.46	4.625%	$295.43	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral that support this claim is xx. However, unsecured portion remained as $3,900.00."
* The property has unrepaired damages (Lvl 3)     "The latest BPO report dated 12/17/2018 located at# xx reflects, that the subject property is in fair condition. Property had damaged due to rain in Roof/Gutters, edge of roof estimated cost of repairs is given in the amount of $3,500 and also exterior paint is remove and discoloration of paint estimated cost of repairs is given in the amount of $1,500.00. Property needed repairs in the total amount of $5,000.00. Details regarding repairs are not available.
As per servicing comments on 05/26/2016, the borrower said had home repairs due to water heater went out leak in the house. No damage repairs amount have been found. No details were found regarding the insurance claim.

Update; As of 4/28/2021 the latest 24 months servicing comments does not reflect damage/repair."	* Variation in Parcel number(APN#) (Lvl 2) "According to the updated title report dated 3/19/2018, the parcel Id mismatch between tax collection report shows parcel Id: xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer document is missing in the given loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Active Judgment Against Borrower (Lvl 2)     "According to the updated title report dated 3/19/2018, there is an senior civil judgment(Hospital lien) against XXXX in the favor of XXXX in the amount of $XXXX which were recored on 11/XX/2003. However, above said judgment is not against the subject property."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing in the given loan files."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Indiana (IN) state. The below Required State disclosures are missing in the given loan files.
1) Hazard Insurance Disclosure
2) Federal Consumer Credit Protection Act Disclosure
3) Insurance Freedom of Choice Disclosure"
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed for the Indiana license validation test."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24115608	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,107.59	05/10/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$348.17	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2017	$50,458.36	$15,137.51	4.125%	$150.38	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Property Damage (Lvl 3) "As per the review of latest exterior BPO report (Doc locator#xx, subject property is owner occupied and exterior siding needs to be replaced and estimated repairs cost is $7,000.00. It appears to be Masonite siding, a form of wood particle board and it is rotted in several areas. Due to snowfall with accumulation on the roof, it is unknown the condition of the roof. however, latest servicing comment does not shows any damage or repair information."	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NY State.
Following state disclosure is missing from the loan file. :-
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) NY Hazard Insurance  Disclosure.
4) Mortgage Bankers and Exempt Organizations Pre application.
5) Co-Signer Notice Requirements.
6) Commitment Disclosure."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73333773	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$479.91	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$433.96	5.625%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on xx as an FHA loan with xx. No indication of any changes in loan type has been found in the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "MI cert is missing from loan file; the loan is FHA which requires MI."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Describe the BK payment plan (Lvl 2)     "POC was filed by xx in the secured claim amount $72,714.65 and an arrearage $0.00. The trustee final report dated 8/30/2017 states the subject mortgage was paid through the bankruptcy in the amount of $28,322.94 out of secured claim $72,714.65. Remaining mortgage payment will ongoing after the bankruptcy. However, the payment history as of 3/31/2018 shows the current unpaid principal balance is xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX state.  The following required state disclosures are missing from the loan file.  1. Commitment Requirement/Anti-Tying. 2. Collateral Protection Insurance Disclosure."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "ComplianceEase Risk Indicator is Elevated.  This loan failed the loan origination fee test.  The loan origination fee is greater than 1% of the original principal amount.  Mortgagors may not be charged an origination fee greater than one percent.  The loan amount is $75,385 and per the HUD, the lender charged an Origination Fee for $740.89 as well as a Discount Fee for $753.85."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "As per updated title report, the chain of assignment is incomplete. The original lender of record is xx for xx.”"		A	B	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42735507	xx	xx	561-692	17279	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,763.93	05/29/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$886.72	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2014	$127,499.39	Not Applicable	4.625%	$583.47	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "Available comment history is incomplete as we required for 24 months. Comment history is available from 6/25/2012 to 1/19/2018 and missing from 1/20/2018 to 2/28/2018."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in NC state. Following state disclosure are missing from the loan file, which are required in NC state.
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Available copy of HUD-1 shows settlement date is xx which is later than the note date is xx."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46160806	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,590.01	05/15/2021	Unavailable	No	Loss Mitigation	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$1,289.55	7.750%	360	360	xx	xx	$99,156.94	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/3/2021, the borrower is in covid-19 forbearance plan. No further details have been found."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 9/5/2019 to 4/9/2020, 6/22/2020 to 7/21/2020, 10/13/2020 to 10/28/2020, 1/12/2021, 3/3/2021 to 3/25/2021, 5/6/2021. However, we required the latest 24 months of payment history. The payment history is missing from 6/1/2019 to 8/31/2019, 5/1/2020 to 5/31/2020, 8/1/2020 to 9/30/2020, 11/1/2021 to 12/31/2020, 2/2/2020 to 2/28/2020, 4/1/2021 to 4/30/2021."
* Issue with the legal description or recorded instrument (Lvl 3) "As per subject mortgage recorded on xx" in its legal description which is not match with legal description of the statutory warranty deed recorded on xx; however, the all other things are match."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm as supporting documents are not available in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Describe the BK payment plan (Lvl 2)     "The borrower filed bankruptcy under xx. The Amended plan filed on 07/08/2012 states that the Creditor gets a secured claim, with 5.25% fixed interest per annum, along with new, 30-year amortization, allowed secured claim of $202,500.0 with a monthly payment of $1,118.21. However, the POC shows the amount of $177,290.07 as secured claim."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD-1, Settlement date is xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Washington State and the WA state requires total 5 disclosures, Following are missing from loan file
1)Mortgage Loan Servicing Disclosure
																																																																																																								2)Choice of Insurance Notice"	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of 5/6/2021, the borrower is current with the loan and the last payment was received on 5/6/2021 which was applied for 5/1/2021 and the next due date for the payment is 6/1/2021. The P&I is in the amount of $1,118.21 and PITI is in the amount of $1,502.58. The UPB reflected is in the amount of $166,360.99. However, tape shows currently delinquent fro 47 months."	B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51594476	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,118.61	05/01/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,258.59	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	31.084%	First	Commitment	Not Applicable	$45,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/31/2015	$176,548.08	$36,018.08	4.000%	$587.33	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Title Policy Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	3: Curable	* Settlement date is different from note date (Lvl 3) "The subject mortgage was originated on xx. However, according to final HUD-1, the settlement date is xx."
* Title policy missing (Lvl 3)     "Final Title Policy is missing from the loan file. However, the values are updated from the commitment located at "xx"."
* Payment history is incomplete/ missing (Lvl 3)     "Updated Comment:
The payment history is available from 6/11/2019 to 2/28/2020, from 4/2/2020 to 4/28/2020 and from 6/1/2020 to 5/1/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 3/1/2020 to 3/31/2020 and from 5/1/2020 to 5/31/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows the value of the collateral in the amount of $98,000.00 and the secured claim amount as $180,000.00. Hence, the unsecured portion out of claim should be in the amount of $82,000.00. However, schedule D of the voluntary petition shows unsecured claim as $180,000.00.
No comment was found stating the property had a cram down."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL State. The following disclosures are missing from the loan file:
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $274,469.83. The disclosed finance charge of $274,290.83 is not considered accurate because it is understated by more than $100."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $274,290.83 $274,469.83 -$179.00"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Foreclosure case has been dismissed (Lvl 2)     "Updated Comment:
The comments dated 6/7/2019 reflect that, the foreclosure was closed due to reinstatement. No further details have been found."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49229574	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,255.66	05/28/2021	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,754.80	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/19/2018	$306,997.38	Not Applicable	3.875%	$1,259.30	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description of bargain and sale deed which was recorded on xx contained as "xx". however , bargain and sale deed which was recorded on xx.	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is misssing from loan files."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NY state.
Following state disclosure is missing from the loan file. :-
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) NY Hazard Insurance  Disclosure.
4) Tax Escrow Account Designation.
5) Co-Signer Notice Requirements.
6) Default Warning Notice.
7) Commitment Disclosure."
* Foreclosure Delay or Contested (Lvl 2)     "As per servicing comment dated on 9/19/2017, foreclosure was contested by borrower for the loan modification. however, latest servicing comment dated on 1/26/2018 shows that the contested matter is completed."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* The foreclosure is contested by Borrower/ interested party (Lvl 2) "As per servicing comment dated on 9/19/2017, foreclosure was contested by borrower for the loan modification. however, latest servicing comment dated on 1/26/2018 shows that the contested matter is completed."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15022938	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$875.39	05/07/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,600.87	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	33.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Missing Required State Disclosures	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,600.87 with the rate of interest 6.250% and a maturity date of 11/1/2035. The P&I as per payment history is the $888.65. However, there is a different in P&I with respect to Note data which seems that there would be a possible modification. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file."	* Issue with the legal description or recorded instrument (Lvl 3) "The legal under deed is inconsistence with the legal mentioned on the subject mortgage.
The legal description mentioned in the subject mortgage recorded on xx is "Thence by land of said estate,xx feet to land occupied by said estate" which is missing with the legal description mentioned in the Quitclaim Deed recorded onxx. The updated title report states that the legal description inconsistent from vesting deed to mortgage."	* Missing Required Disclosures (Lvl 2) "The List of Service Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Missing required state disclosures as follows:
Lead-Based Paint Disclosure, MA Smoke Detector Certificate, Demonstration and Documentation of Compliance with Borrowers Interest Requirement."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "Compliance fails for Late Fees Test as Loan data is 5.00%, Comparison data is 3.00% and Variance is +2.00%."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29401558	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$305.10	$706.88	04/21/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$314.43	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$12,600.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/11/2019 to 07/28/2019, 10/08/2019 to 01/30/2021, 03/07/2021 to 04/23/2021. However, we require the latest 24 months payment history. Payment history is missing from 08/01/2019 to 09/30/2019, 02/01/2021 to 02/28/2021."	* Missing Required State Disclosures (Lvl 2) "The following state disclosures are missing in the loan file.
Hazard Insurance Disclosure, Federal Consumer Credit Protection Act Disclosure and Insurance Freedom of Choice Disclosure."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "The first installment county taxes of 2017 are delinquent in the amount of $305.10 which was due on 3/15/2018. These taxes need to be paid off."
* State Tax Judgment (Lvl 2)     "There is state tax lien or warrant against ( Borrower ) xx in the favor of State of xx which was recorded on xx for the amount of $1731.34."
* Missing Required Disclosures (Lvl 2)     "The list of service transfer disclosure is missing in the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87995824	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$10,667.52	05/03/2021	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,003.29	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Missing Dicsloures Modification Missing Required State Disclosures	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $2,003.29 with the rate of interest 5.625% and a maturity date of 09/01/2035. The current P&I as per payment history is the $1,459.90. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. However, the loan modification agreement is missing from the loan file."	* Property Address on HUD incorrect (Lvl 3) "As per note, mortgage, final TPOL and application, the subject property address is xx. However, the final Hud-1 dated xx reflects address as " 98 Fixx"."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosure are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice, Mortgage Bankers and Exempt Organizations Preapplication, Part 80 Disclosure, Alternative Mortgage Transaction Disclosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm Affidavit, Subprime Home Loan Counseling Disclosure and Commitment Disclosure."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
Late Fees Test: FAIL 5.000% 2.000% +3.000%
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is
																																																																																																								located."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of 05/03/2021, the borrower is current with the loan. The last payment received on 05/03/2021 which was applied to 05/01/2021 and the next due date for payment is 06/01/2021."	A	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55213934	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$963.00	03/29/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$479.65	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$363.06	Unavailable	Unavailable	xx	xx	xx	xx	Modification Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Updated Comment:
As per the comments dated 3/1/2021, the borrower’s income has been impacted due to covid-19 and the borrower is in a covid-19 forbearance plan. No further details have been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "Updated Comment:
The conventional fixed rate loan was originated on 8/24/2005 with fixed interest at the rate of 6.00% and P&I in the amount of $479.65. However latest payment history shows current P&I in the amount of $363.06.This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Property is vacant (Lvl 3) "As per BPO report dated 12/18/2017 located at xx, the subject property is vacant."	* Title Review shows break in assignment (Lvl 2) "Chain of assignment has not been completed as no assignment have been found. The latest assignment should be assigned to xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TN State. The following state disclosures are missing in the loan files.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
																																																																																																								Insurance Solicitation/Post Commitment"		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3866943	xx	xx	561-692	17316	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$4,834.11	05/14/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$763.16	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	$21,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "The subject mortgage was originated on xx in the favor of xx. which was recorded on xx. Updated title report dated 03/13/2018 reflects there is a senior mortgage against the subject property originated on xx.
No release/satisfaction document was found in the loan document stating the prior mortgage has been released.
 However, final HUD-1 shows payoff to xx and to xx.
Also, Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is at lower lien position as updated title report dated 03/13/2018 reflects there is a senior mortgage against the subject property originated on xx."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."
* Issue with the legal description or recorded instrument (Lvl 2)     "The subject mortgage was originated on 06/XX/2005. However, according to the assignment of mortgage document which was recorded on 05/XX/2012 reflects mortgage origination date as 06/XX/2005. This can be cured by re-recording of the assignment of mortgage with correct mortgage origination date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Dosclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Wisconsin (WI) state. The below Required State disclosures are missing in the given loan files.
Explanation of Personal Obligation
Marital Property Act Disclosure
Pre-Application Fee Disclosure
Choice of Insurance Disclosure
Escrow Disclosure
Co-Signer Notice
																																																																																																								Tattle Tale Notice under the Marital Property Act"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48284450	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,823.95	05/06/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$388.08	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* Property is vacant (Lvl 3) "As per BPO report dated 12/16/2017 located at xx, the subject property is vacant. Latest collection comment dated 1/27/2018 also shows that the subject property is vacant."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Late Fees Test: Result:FAIL;Loan Data: 5.000%;Comparison Data: 2.000%;Variance: +3.000%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for late fees test."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 95.00% hence , the MI Certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY state. Following disclosure are missing in the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, NY Hazard Insurance  Disclosure, Tax Escrow Account Designation, Mortgage Bankers and Exempt Organizations Preapplication, Co-Signer Notice Requirements, Default Warning Notice, Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
* Property Damage (Lvl 2)     "As per BPO report dated 12/16/2017 located at (xx) the subject property is Vacant. The "As Is Price" is $69,000.00; however, the "Repaired Price" is $70,000.00. It seems that there is damage to the subject property.
As per BPO report, Estimated Repairs is in the amount of $ 500.00 for painting:Worn past life.
																																																																																																								As per collection comment 2/9/2017 there is Discoloration caused by mold. Thee is no evidence which shows that the damages have been repaired or not."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68675924	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$506.71	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$435.55	6.500%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2014	$32,647.44	Not Applicable	6.500%	$191.14	xx	Financial Hardship	xx	xx	xx	xx	Missing Dicsloures Missing Required State Disclosures Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 4/2/2019 to 3/31/2020, 5/20/2020 to 5/28/2020, 7/8/2020 to 11/19/2020, 1/5/2021 to 1/25/2021, 3/3/2021 to 3/4/2021. However, we required the latest 24 months of payment history. The payment history is missing 4/1/2020 to 4/31/2020, 6/1/2020 to 6/30/2020, 12/1/2020 to 12/31/2020, 2/1/2021 to 2/28/2021."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
1) Credit Property Insurance Disclosure
2) Priority of Security Instrument Disclosure
3) Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing in the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67335193	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$4,833.51	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,021.54	6.750%	360	360	xx	xx	$15,114.42	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2014	$179,042.88	$24,367.89	4.000%	$646.45	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the latest collection comments dated 1/30/2018 states that subject property was in fire. The borrower has filed a claim and requested for lost draft. There is a latest damage on the property and estimated repairs amount is not mentioned in collection comments.
The latest comments are available till 1/30/2018 only. No further information found regarding damage. There is a property inspection report available in the loan file located at (xx) however, it was inspected on 12/16/2017. No latest BPO available in the loan file as comment dated 1/30/2018 shows damage.

Update:
The prior comment dated 8/3/2018 shows the property had fire damage. The borrower had filed insurance claim & requested for loss draft. As per review of latest servicing comments, the comment dated 9/3/2019 states that the inspection was done on 8/26/2019 & inspection results reflected as 90%. The work which still needs to be done includes flooring, paint, cabinetry, count ertops, vanity, electrical covers, all trim, sinks, toilets. As per comment dated 9/10/2019, the final loss draft check was received in the amount of $33,559.42 through the xx. Currently, the repairs are yet to be done with 100% inspection results. No comment has been found."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/3/2019 to 3/19/2020, from 5/5/2020 to 4/23/2021. As we require 24 months payment history, the payment history is missing from 4/1/2020 to 4/30/2020."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The updated title report dated 03/16/2018 , the subject mortgage is on second lien position as there is one senior mortgage in favor of xx. The Subject mortgage was originated on xx."
* MI, FHA or MIC missing and required (Lvl 3)     "This is a conventional loan. LTV at the origination was xx. The tape data is reflected MI required. Final 1003 reflects monthly MI in the amount of xx; however, MI certificate is missing in the loan files."
* Title Review shows major title concern (Lvl 3)     "The subject mortgage was originated on xx. The updated title dated 3/16/2018 shows there is an active mortgage prior to the subject Mortgage, in the favor of xx.
Final HUD-1, shows the payoff of xx , but does not show any payoff to xx . however, there is no release or satisfaction document was found in the loan document stating the prior mortgages have been released. However, Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. Possible title claim can be filed. Hence, the subject mortgage is not at risk by the unreleased lien."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:
(1) a credit report fee;
(2) appraisal fee;
(3) application fee;
(4) commitment fee;
(5) warehouse fee;
(6) discount points;
(7) lock-in fee;"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data  $1,575.00 Comparison Data  $0.00  Variance +$1,575.00"
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in NJ. The following required disclosures are missing in the available loan files.
1)NJ Application Disclosure
2)Delivery Fee Authorization
3)NJ Attorney Disclosure
4)Unacceptability of Insurance Notice
5)Attorney Disclosure II
6)Tax Bill Information
7)Private Well Testing
8)Lock-In Agreement
9)Commitment Disclosure
10)Choice of Insurer Disclosure
11)Civil Union/ Domestic Partnership Addendum to Uniform Residential Loan Application."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Written or verbal dispute (Lvl 2)     "As per the comment dated 7/13/2019, the borrower disputes for loss draft funds. The comment shows the borrower needs more funds to release for the pending inspetion. No further details have been found."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form disclosure is missing from the loan files."		A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37000639	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,737.23	05/19/2021	Unavailable	No	Unavailable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$921.99	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2015	$163,552.55	Not Applicable	4.500%	$735.27	xx	Lower Interest Rate	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 11/3/2020, the borrower is in a Covid-19 forbearance plan. No further details have been found."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/13/2019 to 6/14/2019, from 10/25/2019 to 04/23/2021. However, we require the latest 24 months payment history. Payment history is missing from 07/01/2019 to 09/30/2019."	* Missing Required State Disclosures (Lvl 2) "The subject loan is in Georgia state and in this GA state 2 disclosures are required, whcich are missing from loan file these are as follows.
1) Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
2) Disclosure of Additional Fees."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83153604	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$4,813.62	05/19/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$883.33	$1,369.99	5.000%	360	360	xx	xx	$28,429.69	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure Loan Program Info Disclosure	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "Required State Disclosure is missing from the loan file which are as follow:
1)Signed Closed-end Credit Agreement Notice"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "Updated report dated 3/9/2018 state that the chain of assignment is missing from the updated report however, there is no document available in the loan file which verify the current assignee."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to Late Fees Test fail."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test failed due to Late Fees Test:
Late Fees Test shows Loan Data: 5.00%, Comparison Data: 2.830%, Variance +2.170%."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program Disclosure document is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3684347	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,363.66	04/26/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,419.69	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.846%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$232,047.80	$61,838.53	2.000%	$515.44	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the copmment dated 3/24/2020 the borrower's income has been impacted due to covid-19. N further details have been found."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Issue with the legal description or recorded instrument (Lvl 2)     "There is an issue with deed date mentioned on the supporting warranty deed document. Updated title report dated xx reflects warranty deed date as xx. However, supporting warranty deed document shows the deed was made on 01/08/2043."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Maryland (MD) state. The below Required State disclosures are missing in the given loan files.  Affidavit of Consideration Affidavit of Disbursement First Time Buyers Affidavit Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure Balloon Payment No Escrow Account Mandatory Binding Arbitration Disclosures Home Buyer Education and Counseling Disclosure"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. TILA Finance Charge Test: FAIL $274,135.19 $274,265.19 -$130.00. This loan failed the TILA foreclosure rescission finance charge test. TILA Foreclosure Rescission Finance Charge Test: FAIL $274,135.19 $274,265.19 -$130.00"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $274,265.19. The disclosed finance charge of $274,135.19 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $274,265.19. The disclosed finance charge of $274,135.19 is not considered accurate for purposes of rescission because it is understated by more than $35."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the updated payment history as of 4/26/2021, the current balance "$205,034.04" is more than 25% by the prior UPB reflected as per seller's tape data in the amount of "$144,358.03"."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83166321	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,584.80	05/17/2021	xx	Yes	Bankruptcy	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,701.42	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$68,180.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/20/2015	$320,940.10	Not Applicable	4.125%	$1,366.39	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comments history is available from 12/2/2008 to 1/30/2018; however, we require latest 24 months comments history. Comments history is missing from 2/1/2018 to 2/28/2018."
* Amount of title insurance is less than mortgage amount (Lvl 3) "According to the final tittle policy at origination, the amount of insurance is xx; however, as per Note, the subject mortgage was originated on xx. This can be cured by adding an addendum to the title policy with the required insured amount."	* The foreclosure is contested by Borrower/ interested party (Lvl 2) "According to the comment dated 6/28/2016, the borrower was contesting for foreclosure; however, as per the comment dated 8/16/2016, it was resolved."
* Missing Appraisal (Lvl 2)     "Appraisal report along with supporting document 1008 is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL   Loan Data: $340,706.63  Comparison Data: $340,952.18.18 Variance -$245.55."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $340,952.18. The disclosed finance charge of $340,706.63 is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "Following State Disclosure are missing in the loan file as follows:
1] Delivery Fee Authorization.
2]Unacceptability of insurance notice.
3]Attorney Disclosure II.
4]Tax Bill Information.
5]Private Well Testing.
6]Commitment Disclosure.
7]Choice Of Insurer Disclosure.
8]Civil Union / Domestic Partnership Addendum to Uniform Residential Loan Application.
9]Lock-In Agreement.
10]NJ Application Disclosure.
11]NJ Attorney Disclosure."
* Active Judgment Against Borrower (Lvl 2)     "According to the updated title report, there are numerous civil judgments against the borrower XXXX in the total amount of $65,969.21."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing in the loan file."
																																																																																																								* Foreclosure Delay or Contested (Lvl 2) "According to the comment dated xx, the borrower was contesting for foreclosure; however, as per the comment dated xx, it was resolved."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22785087	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$528.00	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$394.41	6.250%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/24/2015	$31,109.23	Not Applicable	6.250%	$176.62	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "The borrower xx was deceased on xx. The death certificate of the borrower is located at “xx”."
* Payment History is not Complete (Lvl 3) "The payment history is available from 04/17/2013 to 11/16/2017. However, we require latest 12 months of payment history. The payment history is missing from 12/01/2017 to 1/31/2018. Updated comment Payment history is available from 5/7/2019 to 4/7/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located at VA state. The following required state disclosure are missing from the loan file. 1. Choice of Settlement Agent Disclosure. 2. Copy of Appraisal or Statement of Appraised Value."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49072478	xx	xx	561-692	17367	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$633.76	05/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Yes	xx	Not Applicable	$419.53	7.500%	360	360	xx	xx	$12,179.27	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/07/2015	$49,050.65	Not Applicable	4.250%	$212.69	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the death certificate located at " xx " the borrower xx was deceased on xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "Bankruptcy not active."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "AS per HUD-1, settlement date is xx which is not aligned with the original note date xx."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "According to comment dated 7/24/2019, the subject property had damages. The property needs repairs. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Finla TIL is not hand dated by the borrower."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in IN state. The following state disclosure are missing from the loan file Amortization Schedule Disclosure, Credit Property Insurance Disclosure, Fee Agreement, Priority of Security Instrument Disclosure, Attorney Selection Disclosure."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36470821	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,189.88	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$493.04	6.625%	360	360	xx	xx	$5,254.68	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2011	$74,690.39	Not Applicable	5.000%	$360.15	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description attached with mortgage recorded on xx contains "according to the plat thereof as recorded in xx county records; however the deeds which were recorded on xx has the same legal description "according to the plat thereof as recorded in xx county records. Only difference in page number otherwise whole legal description is same on mortgage and deeds. It can be cure by adding the corrected page number on mortgage."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated on xx states that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is $33,882.00"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39852871	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,398.50	05/04/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$970.12	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$20,500.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/14/2015	$217,510.28	Not Applicable	2.000%	$753.46	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per 'schedule D' under voluntary petition the loan has been determined to have unsecured debts in the amount of $0.00; however, the loan amount is xx and amount of claim without deducting the value of collateral is xx. The loan is in active bankruptcy."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/30/2019 to 09/30/2019 and 12/24/2019 to 12/31/2020 and 02/09/2021 to 4/14/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 10/01/2019 to 11/30/2019 and 01/01/2021 to 01/31/2021."	* Title shows an assignment chain break (Lvl 2) "As per updated title report dated 3/8/2018 shows that there is a break in assignments. Current assignment is with xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in WI State. The following state disclosures are missing in the loan files.
Explanation of Personal Obligation
Marital Property Act Disclosure
Choice of Insurance Disclosure
Co-Signer Notice
Tattle Tale Notice under the Marital Property Act"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31235292	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$932.33	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$263.22	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	95.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/23/2016	$36,865.76	Not Applicable	6.250%	$209.30	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Title Policy Credit Application Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 8/14/2020, the borrower is in a covid-19 forbearance plan. As per the comment dated 9/17/2020, the borrower advised that he was affected. No further details have been found."	* Property is vacant (Lvl 3) "As per the latest BPO report dated 12/20/2017, the subject property is vacant secured. Also, comment history supports the vacancy of the property. However, the date on which property was vacant for the first time is not available."
* Title policy missing (Lvl 3)     "Final Title Policy is available in the loan file located at "xx"; however, schedule B is missing in the final title policy. Therefore, values are updated as per Commitment policy located at " xx"."
* Variation in Parcel number(APN#) (Lvl 3)     "The parcel ID as per the recorded mortgage and appraisal report is xx. However, according to the tax document, the parcel ID is xx.
Though, the legal description on Deed, appraisal report and mortgage does match perfectly."	* The property has unrepaired damages (Lvl 2) "As per the comment dated 9/17/2020, the borrower states that the tree fell and put a hole through his roof. However, as per the comment dated 11/5/2020, the date of loss was 9/3/2020 and the claim has been filed with the claim number xx. The same comment shows the claim check received on 11/4/2020 in the amount $4,061.69 with the check number xx. As per the comment dated xx, again the claim check has been received in the amount of $4,061.69 with the check number xx. No further details have been found."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file. However, values have been considered as per the initial application located at "608888533_APPL_CA4B526D-1288-41E9-8D25-219AFC6A5E29"."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Property Damage (Lvl 2)     "According to inspection report dated 12/20/2017, the subject property needs to be repaired. The rotten wood and flaking need to be painted on the front trim. The estimated cost of repair is in the amount of $1,500.00. no comment regarding damage was found in the collection comment."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in LA State. The following disclosures are missing from the loan file:
Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
Anti-Tying Disclosure
																																																																																																								Financial Institution Choice of Insurance Disclosure"		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17310325	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$0.00	05/15/2021	Unavailable	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$518.77	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/04/2010	$82,811.11	Not Applicable	2.000%	$304.24	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Legal Description Notice of Servicing Transfer Final Truth in Lending Discl. Mortgage Insurance	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report dated 3/16/2016, there is Code Enforcement lien against the subject property which was filed on 7/6/2017. Judgment entered on 8/21/2017, the judgment in the amount of $612.63 plus $90 cost. The total amount of judgment is $702.63 in the favor of xx which was recorded on 8/21/2017. Hence, the subject mortgage is in the other lien position."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage is in the other lien position due to multiple Water/ Sewer liens found against property as per updated title report dated 3/16/2016. The first lien is in favor of xx in the amount of $5350 and was recorded on 4/4/2016. The multiple liens are in favor of xx in the total amount of $3994.51.
The subject property is located in the PA, which is a super lien state. There is a risk of property getting foreclose due to unpaid taxes. This can be cured by the unpaid liens paid off."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 2/5/2021 the borrower's income has been impacted due to covid-19. The borrower is out of work. No further details have been found."	* Legal Description missing (Lvl 3) "The legal description is missing from the recorded mortgage document. It can be cure by re-record mortgage with legal description."
* MI, FHA or MIC missing and required (Lvl 3) "As per appraisal the LTV/CLTV comes out as xx, hence, MI is required. However, Mortgage Insurance Certificate is missing from loan file. Also, the ape insured MI."	* Property Damage (Lvl 2) "As per the collection comment dated 6/25/2015, the roof was damaged and the damaged roof was repaired. The claim was filed by the borrower. Loss draft check received from xx in the amount of $2400.00; However, the check is unavailable per comment 8/8/2015. No further details found related to check received. As per BPO report dated 12/17/2017, does not reflect any damage to the subject property."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is "Moderate" due TILA APR Test FAIL Loan Data 0.000% Comparison Data 7.295% Variance-7.295%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 7.280%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7221009	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$801.00	04/26/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$623.86	6.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/18/2016	$37,868.91	Not Applicable	3.875%	$155.34	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Describe the BK payment plan (Lvl 4) "As per the review of the servicing comment dated 7/8/2019, the borrower had filed bankruptcy with xx on 7/3/2019. As per the comment dated 8/26/2019, the plan was confirmed on 8/21/2019. The POC was filed on 9/11/2019. However as per comment dated 8/23/2019 the cram down plan review referred to attorney completed on 8/23/2019.However collection comment does not reflect cram down plan. However unable to determine the loan was cram down or not. No further details have been found."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 12/9/2020, the borrower is in a Covid-19 forbearance plan. Hence the borrower income ha been impacted by Covid-19."	* Issue with the legal description or recorded instrument (Lvl 2) "There is incorrect legal on Assignment Instrument xx. Legal on assignment states "being a subdivision of part of the xx" but as per Deed and Mortgage it should be "being a subdivision of part of the SE/4"]"
* Missing Required State Disclosures (Lvl 2)     "Below state disclosure is missing from the loan file. 1. Notice of Rights to Obtain a Security Freeze"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69242467	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$317.54	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$430.15	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$57,809.36	Not Applicable	6.750%	$348.80	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Credit Application Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 3/1/2021, the servicer had offered Covid-19 FB plan. Currently, the borrower is in a Covid-19 forbearance plan. No further details have been found."	* Comment history is incomplete (Lvl 3) "Comment history available from 04/09/2013 to 01/30/2018. However, we require latest 24 months collection comment. Comment history missing from 02/01/2018 to 02/28/2018.

Updated Comment:-
Recent 24 months servicing comments are available from 6/3/2019 to 5/12/2021."
* Active Judgment Against Borrower (Lvl 3)     "According to the updated title report dated 3/8/2018, there is one senior civil judgment against xx and in the amount of $6,715.43 which was recorded on xx."
* The property has unrepaired damages (Lvl 3)     "As per the collection dated 6/11/2020, the subject property got damaged due to “Wind/Hail” on 3/27/2017 & the estimated loss amount is $7,356.63. The claim was filed for same with the claim# xx to “xx”. The borrower intent is to repair the home. Currently, it was pending for all contractor documents to release funds and possible inspection may be needed prior to additional claim funds being released. As per the latest servicing comments review, no comments have been found which stated that the repairs are completed, hence unable to confirm the current repair status."
* Property Damage (Lvl 3)     "According to the collection comment dated 07/27/2017, the hazard loss draft check(Check no:xx) was received in the amount of $2,771.25. Comment dated 08/01/2017 states that, the repairs are done and contractor was waiting for funds. Comment on 08/23/2017 states that, the subject property also has deposited hazard loss confirmed check in the amount of $4,585.38 and $2,771.25 which is total in the amount of $7,356.63. Comment dated 10/31/2017, the repairs were done for roof damage but the borrower has not received insurance check.
The latest exterior BPO report dated 12/18/2017, the property was in average condition. No damages or estimated repairs have been noted."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/4/2019 to 11/30/2019, from 1/10/2020 to 3/26/2020, for 5/8/2020, from 7/1/2020 to 11/30/2020, from 1/5/2021 to 5/4/2021. As we require 24 months payment history, the payment history is missing from 12/1/2019 to 12/31/2019, from 4/1/2020 to 4/30/2020, from 6/1/2020 to 6/30/2020, from 12/1/2020 to 12/31/2020."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing in the loan file."
* Application Missing (Lvl 2)     "Final 1003 Application is missing in the loan file. Values are updated as per Application located at (xx) which was not signed."
* Settlement date is different from note date (Lvl 2)     "According to Final HUD-1 settlement date is xx."
* Missing Required State Disclosures (Lvl 2)     "The required Disclosure Choice of Insurer is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The List of Service Providers is missing in the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,356.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71800625	xx	xx	561-692	17418	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$346.51	05/24/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$671.30	6.750%	360	360	xx	xx	$6,781.92	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	$556.64	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required Disclosures	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "There is legal description is meets & bound. The legal description of Deed which was recorded on xx shows as "xx", "Beginning at a point on the xx"."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $3767.50 as unsecured portion out of claim amount $156345.00 No document or servicing comments were found that indicates property had a cram down."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The loan has been modified on 7/1/2019. Hence, the current UPB is $121,266.68 which is greater the principal balance at the time of previous as of date 1/31/2018($93,822.24)."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure  is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
Loan data is $5366.50 which is comparison with $5175.00 and variance is +$191.50
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.

This loan failed the points and fees test. (xx Industry Letter 02/12/2009)
Loan data is $5591.50 which is comparison with $5175.00 and variance is +$416.50.
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "As per latest PH ,updated the loan is current."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31274890	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,046.11	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$872.52	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2011	$130,236.70	Not Applicable	5.875%	$705.26	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Credit Application	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $6,299.50. There is no information regarding cram down in the bankruptcy."	* Title Review shows break in assignment (Lvl 2) "The chain of assignment was transfer fromxx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in NJ state. The following state disclosures are required and are missing from the loan file.
1. Unacceptability of Insurance Notice
2. Attorney Disclosure II
3. Tax Bill Information
4. NJ Attorney Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 is not signed by all the borrowers."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is not signed by the borrower."
* Final TIL Date after actual transaction date (Lvl 2)     "According to final TIL actual transaction date is 11/XX/2003. However, the note origination date is 11/XX/2003."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "Transaction date on ROR document is 11/XX/2003; however, the note date is 11/XX/2003. Hence ROR transaction date not consistent with note and /or Hud."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27138176	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,246.37	04/07/2020	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$797.95	5.500%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/02/2012	$93,393.03	Not Applicable	4.625%	$427.39	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Missing Required State Disclosures Mortgage Insurance	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/7/2019 to 04/06/2020, 06/12/2020, 08/11/2020 to 11/03/2020. However, we require the latest 24 months payment history. Payment history is missing from 05/01/2020 to 05/31/2020, 07/01/2020 to 07/31/2020, 12/01/2020 to 04/30/2021."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. Currently, the mortgage is with xx."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test
First Lien Lender Fees Test: FAIL $481.50 $290.00 +$191.50.
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or
The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee."
* Property Damage (Lvl 2)     "The collections comment dated 4/21/2015 states that the subject property had potential damage due to storm on 4/19/2015.  The estimated cost of repairs has not been provided. According to comment dated 1/6/2017, No damage has been found. As per the latest BPO report dated 12/17/2017,No damage and repairs have been found."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the first lien lender fees test"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
Amortization Schedule Disclosure, Credit Property Insurance Disclosure, Fee Agreement, Priority of Security Instrument Disclosure and Attorney Selection Disclosure."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL 0.000% 5.556% -5.556%.
The annual percentage rate (APR) is 5.556%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing in the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95950673	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$562.80	05/21/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$431.32	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/11/2014	$94,908.89	$18,433.89	4.625%	$349.97	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures	xx	3: Curable	* Title issue (Lvl 3) "ISAOA / It's successors and or assigns clause is missing in final title policy. Terms and conditions sheet is neither available with final title policy for checking 12C clause.
This can be cured by adding an addendum to the final title policy with successors and or assigns clause."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $41,064.69 as unsecured portion out of claim amount $110,764.69. Did not see comments indicating a cram down."
* MI, FHA or MIC missing and required (Lvl 3)     "This is a conventional loan. LTV at the origination was xx. The tape data is reflected MI required. Final 1003 reflect monthly MI in the amount of xx. However, MI certificate is missing from the loan file."
* Comment history is incomplete (Lvl 3) "The comment history is available from 01/05/2006 to 01/19/2018. However, we required latest 24 months comment history. The comment history is missing from 02/01/2018 to 02/28/2018."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "IN License Validation Test: FAIL
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana state. The required state disclosure is missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Property Damage (Lvl 2)     "According to the BPO report dated xx", the subject property needs to paint. The amount required to repair is in the amount of $4,000.00.
No details were found regarding the insurance claim. Details regarding repairs are unavailable."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test: Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68844758	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,865.22	04/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$617.19	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2014	$92,557.85	Not Applicable	5.500%	$477.39	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Collection comments are available from 04/09/2013 till 01/12/2018. However, we require latest 24 months comment history. Comments are missing from 02/01/2018 till 02/28/2018.

Updated Comment:-
Recent 24 months comment history is available."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/16/2019 to 10/7/2019, from 12/2/2019 to 4/7/2020, from 6/4/2020 to 4/7/2021. As we require latest 24 months payment history, the payment history is missing from 11/1/2019 to 11/30/2019, from 5/1/2020 to 5/31/2020."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Michigan State and MI state require "Choice of Insurance Agent" disclosure, which is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by all the borrowers."
* Property address changed since origination - address on updated title different from note (Lvl 2)     "According to updated title report dated 03/22/2018 subject property address is "xx". The vesting deed through which property was transfered to borrower on 06/XX/2002 also reflects the same property address. The legal description attached with the vesting deed states that this land is situated in xx and the subject property commonly known as "xx". However, all the collateral documents at origination has property address, which is commonly known address of the subject property, "xx". Zillow.com also shows same property for both address."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1739635	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,983.35	05/19/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,306.75	8.500%	360	360	xx	xx	$29,307.76	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/10/2020 the reason for default is loss of income due to covid-19. As per the comment dated 10/2/2020 the forbearance plan has been approved for 3 months which was starts from 8/1/2020 and ends on 10/1/2020."	* Litigation (Lvl 2) "Comment dated 9/30/2013 reflects that litigation was resolved.However, no details were found regarding the litigation filed."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan files."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan files.
Fee Disclosure.
Loan Application Notice.
Notice of Change of Terms For Open-End Consumer Credit Contract.
Disclosure of Debtor’s Waiver of Class Action."
* Settlement date is different from note date (Lvl 2)     "The settlement date as per final HUD1 is xx"
																																																																																																								* Property address changed since origination - address on updated title different from note (Lvl 2) "The subject property address as per Updated title report is xx."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90558209	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,762.31	05/06/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$706.89	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/27/2017	$115,325.24	Not Applicable	5.875%	$624.52	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Modification Missing Required State Disclosures Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 3) "The loan was modified between Borrower xx. The borrower is making payments as per the mod terms. However, the agreement is not signed by the borrower."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required Disclosure is missing in the loan file listed as follows.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Part 80 Disclosure
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
Default Warning Notice
Smoke Alarm Affidavit
New York Real Property Escrow Account Disclosure
Subprime Home Loan Counseling Disclosure
Subprime Home Loan Tax and Insurance Payment Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58694282	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$252.75	05/04/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$463.75	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/16/2012	$71,859.63	$21,557.89	4.625%	$230.20	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the South Carolina state. The required disclosures in SC state are missing from the loan file.
1)Agent Preference Disclosure
2)Casualty Insurance Disclosure
3)Manufactured Home Loan Disclosures"
* Property Damage (Lvl 2)     "According to servicing comment dated 08/30/2017, subject property had a roof damage and water is leaking from the roof. Comment dated 09/21/2017,  the borrower is requesting for the check IAO $3,413.46. Comment dated 01/30/2018 states that borrower is inquiring about the status of the insurance claim. The details regarding insurance claim was received or not is unable to determine as collection comments are available till 01/30/2018. The latest BPO dated 12/20/2017 doesn't reflect anything about the damage."
* Property is Manufactured Housing (Lvl 2)     "According to appraisal report dated 04/XX/2003, the subject property is manufactured Home; However, Comment addendum attached to the report states that the manufactured home is permanently affixed to a foundation. All wheels, axial and hitches have been removed and all available utilities appear are properly connected. Updated title report reflects VIN# as XXXX
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15972343	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,436.64	05/12/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.14	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/06/2018	$141,361.92	Not Applicable	5.250%	$705.21	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Final Truth in Lending Discl. Origination Appraisal Missing Required State Disclosures	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "The primary borrower, xx and there is a copy death certificate available in the updated title report (Locator#xx); however, the current vesting in updated title report dated 3/8/2018 is still showing on the name of "xx" and no will/probate is available in both the loan file and updated title report."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file; however, initial TIL is available in the loan file which was dated 6/13/2003."
* Missing Required Disclosures (Lvl 2)     "List of service providers list disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as we considered APR as 0.000% since final TIL is not available in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE risk indicator is "Moderate" as this loan failed the TILA APR test."
* Title shows an assignment chain break (Lvl 2)     "1. There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from "xx."

2. There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from "xx" to " xx ""
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file; however, we considered the data from UW transmittal which is available in the loan file (xx)."
* Missing Required State Disclosures (Lvl 2)     "The following state (Colorado) disclosure is missing from the loan file:

																																																																																																								1. Colorado Notice to Cosigner"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28940229	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,346.80	04/30/2021	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$995.35	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/19/2018	$186,579.10	$46,996.96	3.000%	$499.68	Unavailable	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:

The payment history is available for 8/9/2019, from 10/11/2019 to 3/31/2020, from 5/4/2020 to 8/31/2020, from 10/1/2020 to 11/30/2020 and from 1/4/2021 to 4/30/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 5/1/2019 to 7/31/2019, from 9/1/2019 to 9/30/2019, from 4/1/2020 to 4/30/2020, from 9/1/2020 to 9/30/2020 and from 12/1/020 to 12/31/2020."
* Comment history is incomplete (Lvl 3)     "The collection comment are available from 05/08/2013 to 01/24/2018. However, we require latest 24 months collection comments. The collection comments are missing from 02/01/2018 to 02/28/2018.
Updated: Recent 24 months of collection comments are available."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Foreclosure case has been dismissed (Lvl 2)     "Updated Comment:
The comments dated 7/9/2020 reflect that, the foreclosure was closed due to loan modification completed. No further details have been found."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in IL State. The following require state disclosure are missing from the loan file.
1. IL Collateral Protection Insurance Notice.
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. FAIL
This loan failed the TILA foreclosure rescission finance charge test. FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
This loan failed the TILA finance charge test.
The finance charge is $179,261.33. The disclosed finance charge of $179,094.83 is not considered accurate because it is understated by more than $100.
Loan Data $179,094.83, Comparison Data $179,261.33, Variance -$166.50.
TILA Foreclosure Rescission Finance Charge Test: FAIL

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $179,261.33. The disclosed finance charge of $179,094.83 is not considered accurate for purposes of rescission because it is understated by more than $35.
																																																																																																								Loan Data $179,094.83, Comparison Data $179,261.33, Variance -$166.50."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55253881	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,210.89	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$228.43	6.250%	360	360	xx	xx	$34,857.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	49.384%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2015	$47,854.54	Not Applicable	5.250%	$238.73	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 9/18/2020, the borrower is in a Covid-19 forbearance plan."	* Title issue (Lvl 3) "Successor and or assignee clause is missing from available short form of Final Title Policy."
* Issue with the legal description or recorded instrument (Lvl 3)     "Some part of legal description is missing on Mortgage recorded on xx as compare to Deed which was recorded on xx. Legal description starting from "xx." is missing on Mortgage.
Mortgage needs to be recorded with correct copy of legal description."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."
* Note data is missing or inaccurate (Lvl 2)     "Date printed on Note, Deed of Trust and other closing documents reflected the year of 2000.  Should be 2003.  All documents were signed and notarized using the actual correct year of the transaction 2003."
* Missing Required State Disclosures (Lvl 2)     "Below mentioned state disclosures are missing from the loan file.
1. Agent preference disclosure
																																																																																																								2. Casualty insurance disclosure."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	44110954	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,510.09	05/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$826.34	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2013	$157,176.86	Not Applicable	4.000%	$656.90	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal Missing Required State Disclosures HUD-1 Closing Statement Final Truth in Lending Discl. Credit Application	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 Settlement Statement along with itemization is missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Litigation (Lvl 2)     "As per the servicing comment dated, the bankruptcy litigation matter was opened regarding the lien strip. The lien strip adversity seeking to avoid the 2nd lien of the xx but names xx as the first defendant. The attorney resolves this problem and bankruptcy litigation file was closed."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in OH State. The following require state disclosures are missing from the loan file.
1. Equal Credit Availability Notice.
2. Insurance Tying Disclosure.
3. Non-Deposit Insurance Disclosure."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of the assignment has not been completed. There is a break in assignment from xx to xx to xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final application along with transmittal summary is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25986649	xx	xx	561-692	17461	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,363.64	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$492.93	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Origination Appraisal Affiliated Business Disclosure Credit Application Missing Required State Disclosures HUD-1 Closing Statement Mortgage Insurance Notice of Servicing Transfer	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "Collection comment dated 09/18/2020 shows that the subject property was damaged due to hurricane on 09/16/2020 in the amount of $10,001.00. The same dated comment shows that the borrower had filed a claim with loss xx. Comment dated 03/03/2021 shows that the repairs are in progress."	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/8/2013 to 1/26/2018; however, we require latest 24 months of comment history. The comment history is missing from 2/1/2018 to 2/28/2018." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 (Settlement Statement) along with Estimated HUD or itemization is missing from the loan file." * MI, FHA or MIC missing and required (Lvl 3) "This is a conventional loan. The tape data is reflected MI required. However, MI certificate is missing in the loan files."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Issue with the legal description or recorded instrument (Lvl 2)     "There is a scrivener error in borrower’s name. The borrower name mentioned in the assignment of mortgage which was recorded on 2/18/2014 with instrument xx reflects the name as xx’ instead of xxt’."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX State. The following required disclosures are missing in the loan file:
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Home Equity Consumer Disclosure
4) Home Equity Loan Interest and Fees Pre-closing Disclosure
5) Home Equity Loan Copies of Documents
6) Home Equity Loan Rescission Notice
7) Fair Market Value of Homestead Property Acknowledgment
8) Home Equity Loan Notice of Address for Borrower Notification of Violation
9) Choice of Insurance Notice
10) Collateral Protection Insurance Disclosure
11) Non-Deposit Investment Product Disclosure Are there any promotional materials?
12) Insurance Solicitation/Post Commitment Requirement
13) Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,001.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9351671	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$869.52	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$401.82	5.875%	180	180	xx	xx	$9,763.63	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	25.592%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/13/2013	$28,030.28	Not Applicable	5.875%	$151.79	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Title Review shows major title concern (Lvl 4) "The subject mortgage was originated on 05/01/2003 with the borrower xx
However, as per provided vesting deed per updated title report, the property was transferred from Administrator of Veteran’s Affair, an officer of USA to xx	* Comment history is incomplete (Lvl 3) "The comment history is available from 07/07/2003 to 01/01/2018. However, we required latest 24 months comment history. The comment history is missing from 02/01/2018 to 02/28/2018.

Updated comment:
The collection comment is incomplete. The collection comments are available 12/9/2019, 2/18/2020, 4/28/2020 to 4/12/2021; however, we require the latest 24 months of collection comments. Hence, the collection comments are missing from 5/1/2019 to 11/30/2019, 1/1/2020 to 1/31/2020, 3/1/2020 to 3/31/2020."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "According to the updated title report subject mortgage is at second lien position as there is an active senior mortgage against the subject property in favor of xx . The Subject mortgage was originated on xx.
Final HUD-1 shows payoff to xx. No release or satisfaction document was found in the loan document stating the prior mortgages have been released.
However, Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 1/25/2021 to 4/21/2021; however, we require the payment history. Hence, the payment history is missing from 5/1/2019 to 12/31/2020."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "The comment dated 02/08/2016 states the subject property had water damage. The nature of damage and amount of is not available. No details were found regarding the insurance claim. Details regarding repairs are not available. According to the BPO report dated 12/16/2017, there are no damages or repairs have been found."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Kansas state. The following required state disclosure is missing from the loan file.
Signed Closed-end Credit Agreement Notice"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx public guidelines) Predatory Lending Guidance: FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences

This loan failed the points and fees test. FAIL
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less. Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.
GSE (xx public guidelines) Points and Fees Test: FAIL
Loan Data $2,555.00 Comparison Data $2,400.00 Variance +$155.00"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		B	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82277926	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,231.69	05/04/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,991.01	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2017	$280,761.31	Not Applicable	3.750%	$1,130.14	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure Mortgage Insurance	xx	4: Unacceptable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State and the NY state requires total 9 disclosures; however, all required disclosures are missing from the loan file as follow: 1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2) NY Interest Rate Disclosure 3) NY Hazard Insurance  Disclosure 4) NY Hazard Insurance  Disclosure 5) Mortgage Bankers and Exempt Organizations Preapplication 6) Co-Signer Notice Requirements 7) Commitment Disclosure 8) Lock-in Disclosure 9) Expiration of Lock-in or Commitment Period"
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98877669	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,374.43	05/03/2021	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$918.67	6.125%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 4) "As per updated title report dated 3/15/2018, the legal description mentioned on warranty deed recorded on 12/6/2002 consist of xx. However, as per the recorded mortgage, final TPOL, appraisal and AOM consist of 2 parcels with two lots, lot XX and lot XX.
There is a unrecorded copy of warranty deed is available in loan file located at” xx."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan files, Title Insurance Disclosure, Radon Gas Disclosure, Insurance Sales Disclosure. Anti-Coercion Notice is located at” XXXX"	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "Updated comment:
																																																																																																									According to a review of the payment history as of 5/3/2021, the borrower is performing with the loan and the next due date for the regular payment is 6/1/2021. The last payment was received on 5/3/2021 total in the amount of PITI $586.73 which includes P&I $343.57, which was applied for the due date of 5/1/2021. The UPB reflected in the latest payment history is in the amount of $56,065.86. However, as per the previous seller's data as of 1/31/2018, the borrower is delinquent with the loan for 44 months."	B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63199954	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$472.94	05/06/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$625.40	6.875%	360	360	xx	xx	$11,142.35	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	38.397%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure Notice of Servicing Transfer	xx	3: Curable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 9/1/2020, the borrower xx was called to report damage from the wind. Unable to determine the actual damage amount, date of loss from the latest 24 months of collection comments; however, no comments have been found related to damage/repair has been completed."
* Property is Manufactured Housing (Lvl 4)     "As per the final appraisal report at the time of the Origination shows Property is Manufactured Home. The property has not been attached to the permanent foundation system. Neither VIN# has been found nor was Alta 7 endorsement for Manufactured home seen in the final title policy. No affidavit of affixation was found in the loan file. Also, as per the latest BPO report dated 12/20/2017 located at XXXX property is still Manufactured home and it has not been fixed."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 8/14/2020, the borrower was in a Covid-19 forbearance plan. The plan was started from7/1/2020 to 9/1/2020; however, no further details related to COVID-19 have been found. The loan has been modified on 9/1/2020."	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/8/2015 to 1/29/2018. However, we require the latest 24 months of comment history. The comment history is missing from 2/1/2018 to 2/28/2018."	* Property address changed since origination - address on updated title different from note (Lvl 2) "As per Note, recorded mortgage and tax document the subject property address is xx; however; the updated title report dated 3/9/2018 reflects the subject property address as xx. According to bankruptcy document “Order on motion for Relief From stay xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Mexico and the required xx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial esrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from  the loan file."
* Settlement date is different from note date (Lvl 2)     "The Loan was originated on xx, which is after 2 days of the loan origination."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test:FAIL, Loan Data:$135,653.83, Comparison Data:$136,369.07, Variance:-$715.24 TILA Foreclosure Rescission Finance Charge Test:FAIL, Loan Data:$135,653.83, Comparison Data:$136,369.07, Variance:-$715.24"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test:FAIL, Loan Data:$135,653.83, Comparison Data:$136,369.07, Variance:-$715.24 This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $136,369.07. The disclosed finance charge of $135,653.83 is not considered accurate because it is understated by more than $100. TILA Foreclosure Rescission Finance Charge Test:FAIL, Loan Data:$135,653.83, Comparison Data:$136,369.07, Variance:-$715.24 This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $136,369.07. The disclosed finance charge of $135,653.83 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of Servicing Transfer disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95494604	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,658.63	05/04/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,032.50	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2014	$188,374.52	Not Applicable	2.000%	$771.02	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D under voluntary petition the loan has been determined to have unsecured debts in the amount of $6,455.00."
* Payment history is incomplete/ missing (Lvl 3)     "Updated Comment:
The payment history is available from 6/28/2019 to 7/29/2019, from 9/3/2019 to 3/27/2020, from 5/1/2020 to 12/29/2020, from 2/4/2021 to 3/29/2021 and for 5/4/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 8/1/2019 to 8/31/2019, from 4/1/2020 to 4/30/2020, from 1/1/2021 to 1/31/2021 and from 4/1/2021 to 4/30/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan ."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $210,062.23. The disclosed finance charge of $209,926.27 is not considered accurate because it is understated by more than $100.
As loan data is $209,926.27; comparison data is $210.062.23; however, variance is $135.96."
* Missing Required Disclosures (Lvl 2)     "List of service providers are missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA finance charge test."
* Settlement date is different from note date (Lvl 2)     "As per original note the date is xx; however, as per final HUD-1 the settlement date is xx. Hence, settlement date is different from note date."
* Missing Required State Disclosures (Lvl 2)     "The  subject property is located in Florida state, however required state disclosure missing from loan file.
1.Insurance Sales Disclosure."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "The creditor filed POC on 6/19/2013 and deadline for POC was 6/19/2013."	B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22692886	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,918.64	05/19/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$736.17	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/12/2018	$95,330.56	Not Applicable	6.375%	$549.65	xx	Financial Hardship	xx	xx	xx	xx	Title Policy Missing Required State Disclosures HUD-1 Closing Statement	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/3/2020, the borrower’s income was impacted due to the COVID-19. No further details have been found.

Updated Comment:
The collection comment dated 4/3/2020, states that the borrower’s income has been impacted by covid19 and also the borrower states that the reason for default is unemployed. The collection comment dated 8/7/2020 states that the loss mitigation plan was offered to the borrower. Further details regarding the loss mitigation plan are not available."	* Title policy missing (Lvl 3) "Final title policy at origination is missing from loan file. however, preliminary title policy is available in the loan file."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description of bargain and sale deed which was recorded on xx, contained as "xx". however, in the subject mortgage which was recorded on xx  is not present."
* Comment history is incomplete (Lvl 3)     "Servicing comment is available from 9/17/2016 to 1/30/2018. however, we required latest 24 months servicing comment. Servicing comment is missing from 2/1/2016 to 9/16/2016."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. however, point & fees value is hand written."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NY state.
Following state disclosure is missing from the loan file. :-
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) NY Hazard Insurance  Disclosure.
4) Tax Escrow Account Designation.
5) Co-Signer Notice Requirements.
6) Default Warning Notice.
																																																																																																								7) Commitment Disclosure."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94239333	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,547.18	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$897.88	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2009	$22,322.78	Not Applicable	5.375%	$620.53	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission Final Truth in Lending Discl. Affiliated Business Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx; however, unsecured portion remained as $512.12. Collection comments does not show any cram down."	* Missing Required State Disclosures (Lvl 2) "Following state disclosures are missing from the loan file
1) Signed Closed-end Credit Agreement Notice"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA and state regulation
Fees Test: FAIL Charged 0.000% Allowed 7.643% Over By -7.643%.
State regulation fee FAIL Charged 5.000% Allowed 2.784% Over By+2.216%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR document is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA and state regulation
Fees Test: FAIL Charged 0.000% Allowed 7.643% Over By -7.643%.
State regulation fee FAIL Charged 5.000% Allowed 2.784% Over By+2.216%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.643%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA and state regulation
Fees Test: FAIL Charged 0.000% Allowed 7.643% Over By -7.643%.
State regulation fee FAIL Charged 5.000% Allowed 2.784% Over By+2.216%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15023800	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$958.00	05/11/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$604.82	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/23/2014	$72,330.78	Not Applicable	7.500%	$475.99	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Mortgage Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Settlement date is different from note date (Lvl 2) "According to note, the origination date is xx . However, the final HUD-1 shows settlement date is xx which is one day after the note date."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TN state. The following state disclosure are required and are missing from the loan file.
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Missing Required Disclosures (Lvl 2)     "List of Service Provider document is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test:Result:FAIL ;Loan Data:$2,450.00;Comparison Data: $1,730.00;Variance: +$720.00.
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2)) The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance ease risk indicator shows moderate due to Brokerage/Finder Fee Test failed."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25727724	xx	xx	561-692	17502	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,093.52	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$736.29	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal
Mortgage Insurance
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Missing Required State Disclosures
Credit Application
Notice of Servicing Transfer
Title Evidence	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy at the time of origination is missing from the loan file. Also, there is neither title commitment nor preliminary report is available in the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx that results the unsecured portion is in the amount of $26,908.00."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV is xx. However, MI certificate is required however, the MI cert is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia state. The following state disclosure are required and are missing from the loan file.
1. Disclosure of Additional Fees"
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA APR Test failed."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
																																																																																																								The annual percentage rate (APR) is 7.375%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33570480	xx	xx	561-692	1	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$2,564.42	05/04/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$313.64	10.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/31/1997	$34,666.98	Not Applicable	8.500%	$266.56	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal HUD-1 Closing Statement Affiliated Business Disclosure Missing Required State Disclosures Final Truth in Lending Discl. Notice of Servicing Transfer Credit Application	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the pro-title report dated 3/8/2018, the subject mortgage is on second lien position as there is a municipal lien on the subject property which was recorded on 04/28/2003 in favor of xx, in the amount of $3215.00. The subject property is located the State of CT, which is a super lien state. There is a risk of the property getting foreclosed due to above unpaid lien. It can be cured by paid off the above said lien with delinquent interest and late charges."
* Title Review shows major title concern (Lvl 4)     "According to the updated title report dated 3/8/2018, there is a Municipal Lien active against subject property which was recorded on 04/28/2003 in favor of xx, in the amount of $3215.00. This lien is still remaining against subject property until the amount of XXXX has been paid in full.
The subject property is located the State of CT, which is a super lien state. There is a risk of the property getting foreclosed due to above unpaid lien. It can be cured by paid off the above said lien with delinquent interest and late charges."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD-1 and itemization is missing in the loan file."
* Comment history is incomplete (Lvl 3) "The comments history is available from 9/17/2015 to 1/30/2018; however, we require latest 24 months comments history. Comments history is missing from 2/1/2018 to 2/28/2018."	* Missing Required Disclosures (Lvl 2) "List of service providers and initial escrow acct. disclosure are missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with supporting document 1008 is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. The latest assignment as per pro-title is with xx."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure is missing from the loan file as follows:
1.Legal RepresentationDisclosure"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48227787	xx	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$14,707.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,681.36	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2011	$587,414.00	Not Applicable	2.125%	$2,400.64	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures Missing Dicsloures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $141,000.00 as unsecured portion out of claim amount $611,000.00. The value of collateral that support this claim amount is xx Did not see comments indicating a cram down.”"	* State Tax Judgment (Lvl 2) "According to the updated title report dated xx there is a state tax lien in the favor of Div of Taxation, in the amount of $914.09 which was recorded on xx
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed. There is break in assignment from  xx to xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* MI, FHA or MIC missing and required (Lvl 2)     "PMI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file as follows; 1. Delivery Fee Authorization. 2. NJ Attorney Disclosure. 3. Unacceptability of Insurance Notice. 4. Attorney Disclosure II 5. Tax Bill Information. 6. Private Well Testing. 7. Lock-In Agreement . 8. Commitment Disclosures. 9. Choice of Insurer Disclosure. 10. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17998782	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$2,813.24	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,173.34	7.250%	360	360	xx	xx	$47,482.55	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	No	Yes	46.117%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Title Review shows major title concern (Lvl 3) "As per updated title report dated 3/8/2018, there is a senior mortgage in the amount of xx.The HUD-1 does reflects pay off for the above-said mortgage. No release document was found in the loan file stating the prior mortgage has been released.
However, Final title policy from xx does not show any exception for mortgage or liens. The possible title claim can be filed."
* Comment history is incomplete (Lvl 3)     "The collection comments are incomplete. The collection comments are available from 05/14/2019 to 09/18/2020 and 11/18/2020 to 04/30/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 10/01/2020 to 10/31/2020."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is on second lien position as there is a senior mortgage in the amount of xx. The subject mortgage was originated on xx."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per updated title report, there are 2 IRS liens in the favor of Department of the Treasury Internal Revenue Service first in the amount of $20,771.06 which was recorded on 10/11/2011 and in the amount of $46,817.62 which was recorded on xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* State Tax Judgment (Lvl 2)     "As per updated title report, there is a state tax lien in the amount of $13,130.01 which was recorded on 12/14/2015 in the favor of Massachusetts Dept, of Revenue."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The property is located in MA state. The following disclosures are missing, Mortgage Loan Application Disclosure, Carbon Monoxide Alarms, MA Smoke Detector Certificate, Notice of the Specific Reason for Denial of Credit, Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35560169	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$466.89	Unavailable	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,014.92	9.970%	240	240	xx	xx	$0.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2017	$111,235.61	$7,236.15	4.500%	$916.93	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Right of Rescission Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Comment history not up to 24 months in the loan file.

Updated Comment:
The comment history is available from 7/1/2019 to 3/4/2020, from 5/8/2020 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 6/30/2019, from 4/1/2020 to 4/30/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosures missing from the file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Mortgage Riders incomplete / inaccurate (Lvl 2)     "The property is a Low Rise Condo (1-4 Stories) however, the 1-4 family rider is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "COmplianceEase risk indicator is moderate as the loan is failing for TILA right of rescission test."
* Missing Required State Disclosures (Lvl 2)     "Following required state disclosures are missing from the loan file;
OK Title protection notice
Insurance Disclosure
NSF Fee Disclosure
Over-the-limit fees
Notice of Rights to Obtain a Security Freeze"
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97818526	xx	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	No	Yes	No	Second	$0.00	$3,953.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.84	6.490%	240	240	xx	xx	$29,602.31	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal Affiliated Business Disclosure	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report, there is a Water/Sewer/Utilities lien on the subject property which was recorded on xx in favor of xx in the amount of xx
The subject mortgage is located State of NH, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cured by pay off of above said lien with delinquent interest and late charges."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject mortgage is in second lien position. As there is a Water/Sewer/Utilities lien on the subject property which was recorded on xx in favor of xx in the amount of xx	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "Review of updated title report dated xx shows that the subject mortgage was originated on xx and recorded xx  No assignments of record were found.  The chain of assignment is incomplete and reflects lender of record as xx.The current assignee should be xx"
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per Updated title report dated 03/21/2018, there are following 3 IRS lien in favor of Department of The Treasury.
1st one is for the amount of XXXX dated 12/XX/2010.
2nd one is for the amount of XXXX dated 11/XX/2010.
3rd one is in for the amount of XXXX dated 3/XX/2015."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* TIL not hand dated (Lvl 2)     "Final TIL is missing from the loan file."
* Title Review shows different mtg holder of record (Lvl 2)     "The loan was originated by xx and xx on 04/XX/2006 with instrument# XXXX As per latest Quit claim deed made on 10/XX/2012 and recorded on 10/XX/2012 with book#/page#- xx shows property was transferred from xx and xx to xx.
Current owner is xx."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "As per Updated title report, there is a state tax lien against xx in the amount of XXXX and recorded on 05/XX/2011 in favor of state of new hampshire."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59189596	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$870.62	04/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$930.62	9.650%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2012	$52,999.26	Not Applicable	8.740%	$432.63	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Mortgage Insurance	xx	3: Curable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "According to the modification agreement made on 12/1/2012, the new principal balance is $52,999.26. The lender has forgiven principle balance in the amount of $82,889.92, which is exceeding 2% of modification amount."	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $8,016 as unsecured portion out of claim amount of $51,066. The value of collateral that support this claim amount is xx. Did not see comments indicating a cram down.”"
* Comment history is incomplete (Lvl 3) "The comments history is available from 8/29/2013 to 8/16/2016 and 11/21/2016 to 3/21/2018; however, we require complete 24 months comments history. Comments history is missing from 9/1/2016 to 10/31/2016."	* Application Missing (Lvl 2) "Final application along with 1008 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file as follows:
1]Equal Credit Availability Notice.
2]Insurance Tying Disclosure.
3]Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* State Tax Judgment (Lvl 2)     ""According to the updated title dated 3/21/2018, there are seven State Tax liens in the favor of State Of Ohio Department Of Taxation as follows:
xx.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "PMI certificate  is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "According to the updated title dated 3/21/2018, there are three IRS liens in the favor of Department Of Treasury Internal Revenue Service as follows;
																																																																																																								xx * Missing Required Disclosures (Lvl 2) "Initial Escrow Acct. Disclosure and List of Service providers disclosure are missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55944	xx	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$6,712.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$535.23	9.000%	360	360	xx	xx	$2,527.44	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Affiliated Business Disclosure Title Policy Origination Appraisal	xx	3: Curable	* Title policy missing (Lvl 3) "The final title policy is missing from the loan file. The values are updated as per commitment located at "Loan #xx"."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available from 5/21/2019 to 9/26/2019, for 11/9/2019, from 1/2/2020 to 2/24/2020, from 4/22/2020 to 5/5/2020, from 7/6/2020 to 12/17/2020 and from 3/24/2021 to 4/26/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 10/1/2019 to 10/31/2019, from 12/1/2019 to 12/31/2019, from 3/1/2020 to 3/31/2020, from 6/1/2020 to 6/30/2020 and from 1/1/2021 to 2/28/2021."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Amount of title insurance is less than mortgage amount (Lvl 2)     "The subject mortgage was originated on 10/31/2000 with original principal balance xxThe final title policy is missing from the loan file. According to the commitment located at "xx", the amount of insurance is $65,846.04 which is less than the original principal balance."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "Updated Comment:
																																																																																																								Subject property has damaged. As per comment dated 7/1/2019, the subject property was damage due to rain/wind/storms and the loss amount and the loss date is unable to determine. There is no any other information regarding this damage whether it has been repair or not."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28478385	xx	xx	xx	561-692	19870	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$924.75	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$538.50	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 04/20/2020, the reason for default is unemployment due to covid 19."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/06/2019 to 09/26/2019, 11/01/2019 to 06/30/2020, 08/21/2020 to 04/14/2021. However, we require the latest 24 months payment history. Payment history is missing from 10/01/2019 to 10/31/2019, 07/01/2020 to 07/31/2020."	* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing from the file. The LTV/CLTV Ratio is xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25946816	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,218.68	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Yes	xx	$465.50	$669.37	5.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Loan Program Info Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated on 1/23/2016 states that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is $89,056.00"	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in MI state and the required disclosure for this state is missing from the loan file. 1. Choice of Insurance Agent"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Specific Loan program disclosure for Interest only and ARM is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22180108	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,794.31	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,430.60	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2011	$389,029.52	$34,696.91	2.000%	$1,073.01	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* Comment history is incomplete (Lvl 3)     "Available comments history is from 1/28/2016 to 8/30/2016 and 1/19/2017 to 3/21/2018; however, we require last 24 months comments history. Hence, comments history is missing from 9/1/2016 to 12/31/2016."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary filed on xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx; however, the unsecured portion is $38,543.00."	* Title shows an assignment chain break (Lvl 2) "As per review of updated title report dated 3/19/2018 the chain of assignment of mortgage gap between “xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Disclosure of Additional Fees is missing from loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31993769	xx	xx	561-692	17549	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,682.92	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,117.75	$1,694.97	6.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	37.613%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/19/2014	$239,648.25	Not Applicable	4.000%	$769.04	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan at (xx) stating that Original Note has been lost. However, a Copy of Note found in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Voluntary Petition, Schedule-D shows the amount of $77,076 as an unsecured portion out of the amount of claim $207,076. No comments reflecting cramdown has been found."
* Comment history is incomplete (Lvl 3)     "The servicing history is available from 1/28/2016 to 8/30/2016 and 1/19/2017 to 3/21/2018. However, latest 24 months servicing history is required. The servicing history is missing from 9/1/2016 to 12/30/2016.

Update:
The comment history is available from 5/1/2019 to 1/31/2021 and 3/1/2021 to 5/5/2021, however; it is missing from 2/1/2021 to 2/28/2021. As we require latest 24 months comment history."	* Operative index value is unable to confirm (Lvl 2) "The operative index value could not be sourced from the available loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
Radon Gas Disclosure.
Insurance Sales Disclosure."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of the assignment has not been completed. Currently, the mortgage is with xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy chapter #13 with the xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form is missing in the loan file."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "The subject property is located in a FEMA designated disaster area (recent).
																																																																																																									However, as per the collection comments received as of 3/21/2018, no comments were found pertaining damage to the subject property."	A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17658903	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,296.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,983.75	$3,430.72	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$436,672.96	Not Applicable	2.000%	$1,463.48	xx	Financial Hardship	xx	xx	xx	xx	Title Policy Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Title policy missing (Lvl 3) "Final title is missing from the loan file; however, title commitment is available and updated in the loan which is located at (xx)."
* Lost Note Affidavit (Lvl 3) "A Lost Note affidavit found in the loan file located at (xx), Which states that The Original Note has been misplaced and/Or Lost."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is missing in the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is  located in the state of MD.The following state disclosures are missing in the loan file.  1)Affidavit of Consideration 2)Notice of Right to Select Attorney 3)Title Insurance Company  4) Settlement Agent Disclosure"
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $78,668 as unsecured portion out of claim amount $403,668.00. Did not see comments indicating a cram down.

Updated:-The comment dated 2/8/2019 shows that BK case was discharged on xx. No further details have been found."
* Title Review shows break in assignment  (Lvl 2)     "As per the updated title report the chain of assignment is not complete, currently the assignment is with xx."
* Missing Required Disclosures (Lvl 2)     "The initial escrow disclosure and list of service providers is missing in the loan files."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The service transfer disclosure is missing in the loan files."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC filed in timely manner"	D	D	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13602036	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$1,777.06	$2,869.76	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$927.21	6.125%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/10/2013	$144,096.24	Not Applicable	4.000%	$602.23	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Notice of Servicing Transfer
HUD-1 Closing Statement
Final Truth in Lending Discl.
Affiliated Business Disclosure
Credit Application
Right of Rescission
Origination Appraisal	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 along with itemization or estimated HID-1 is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition shows that $1,391.00 as an unsecured portion out of claim amount $162,732.00. The value of collateral that supports this claim is xx. There is no comment found regarding a cram down."	* Title Review shows outstanding delinquent taxes (Lvl 2) "Updated title report dated 3/21/2018 shows that 2018 utility taxes are delinquent in the amount of $1,777.06 with a due date 3/18/2018."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD state. The following state disclosure are missing in the loan file. Affidavit of Consideration, Affidavit of Disbursement, First Time Buyers Affidavit, Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure, Balloon Payment, No Escrow Account, Mandatory Binding Arbitration Disclosures."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing in the loan file."
* Application Missing (Lvl 2)     "Final Application is missing along with underwriting transmittal is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20255891	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$5,615.44	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,476.48	5.875%	360	360	xx	xx	$26,740.37	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/28/2013	$274,131.98	$72,996.98	4.000%	$840.62	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Origination Appraisal Notice of Servicing Transfer Missing Required State Disclosures Right of Rescission Final Truth in Lending Discl.	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 05/13/2020 states the reason for default is unemployment and the borrower’s income impacted by covid-19 pandemic. No comments have been found regarding covid-19 assistance."	* Active Judgment Against Borrower (Lvl 3) "According to the updated title report dated 03/21/2018, there is an active junior civil judgment against the borrower in the favor of xx. According to the Request to carry forward judgment lien of Real Estate document which was recorded on xx, the same judgment was attached to the subject property."
* Title issue (Lvl 3)     "The subject mortgage was originated on xx. However, the final title policy shows mortgage date as xx.
This can be cured by adding addendum to the title policy with correct mortgage date."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $1,649.00 as unsecured portion out of claim amount $271,649.00. Did not see comments indicating a cram down."
* Comment history is incomplete (Lvl 3) "The servicing comments are available from 01/28/2016 to 03/21/2018. However, we required complete 24 months servicing comments. The servicing comments are missing from 10/01/2016 to 12/31/2016."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.091% Variance-6.091%."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from loan file. Hence, the values are updated as per tape data."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts state. The following required state disclosures are missing from the loan file.
Lead-Based Paint Disclosure
Mortgage Loan Application Disclosure
Carbon Monoxide Alarms
MA Smoke Detector Certificate
Notice of the Specific Reason for Denial of Credit
Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.091%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL Loan Data 0.000% Comparison Data 6.091% Variance-6.091%"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The subject mortgage was originated with the borrower, xx reflects the first borrower name as XXXX. No name affidavit has been found in the loan for verification of the name of the borrower."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on 08/XX/2005 and settled on 08/XX/2005."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47989174	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,204.29	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$639.36	7.125%	360	360	xx	xx	$18,768.62	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	33.629%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2010	$94,344.62	Not Applicable	5.250%	$554.89	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy chapter #13 with the case #xx on xx. The POC was filed on 3/20/2017. As per the review of available servicing comments as of 5/12/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 5/12/2021, the bankruptcy case is active."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MD State. The following state disclosures are missing in the loan file as follow; Affidavit of Consideration Affidavit of Disbursement First Time Buyers Affidavit Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment has not been completed. The latest assignment as per updated title report is with xx."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97882355	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$856.56	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$645.97	8.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	49.278%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/10/2014	$91,791.97	Not Applicable	4.625%	$420.07	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “Loan #xx”, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $100,115.00 as unsecured portion out of claim amount $100,115.00. Did not see comments indicating a cram down."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "IN License Validation Test result : FAIL"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "According to the updated title dated 03/20/2018, the chain of assignment has not been completed. The current assignment was done from xx to xx which was recorded on 07/XX/2015. The last assignment should be with xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.  FAIL

Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy chapter #13 with the xx. The POC was filed on 2/22/2017. As per the review of available servicing comments as of 5/12/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 6/17/2020, the bankruptcy chapter 13 case was discharged."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in IN state. The following required state disclosure is missing from the loan file.
1. Hazard Insurance Disclosure.
2. Federal Consumer Credit Protection Act Disclosure.
3. Insurance Freedom of Choice Disclosure."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48184116	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,610.41	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,834.02	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,853.11	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Notice of Servicing Transfer Mortgage Insurance Modification Affiliated Business Disclosure	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment: The conventional fixed rate loan was originated on 7/XX/2007 with fixed interest at the rate of 7.75% and P&I in the amount of XXXX. However latest payment history shows current P&I in the amount of $1,853.11 and the comments dated 3/24/2020 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "Updated Comment: The comment history is available from 6/10/2019 to 7/11/2019, from 9/23/2019 to 3/24/2020, for 6/3/2020, for 1/27/2021 and from 4/7/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 8/1/2019 to 8/31/2019, from 4/1/2020 to 5/31/2020, from 7/1/2020 to 12/31/2020 and from 2/1/2021 to 3/31/2021."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in WA State. The following state disclosures are missing in the loan files. Mortgage Loan Servicing Disclosure Choice of Insurance Notice Purchase Money Residential Mortgage Loan Closing Valuation Disclosure Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1, the settlement date is xx. Hence, the settlement date is different from Note date."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has been not completed. Currently, the assignment is with xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "Updated Comment: According to the payment history as of 5/3/2021, the borrower is current with the loan. The last payment was received on 5/3/2021 which was applied for the due date of 5/1/2021 and the next due date for payment is 6/1/2021."	D	D	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51382968	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$699.97	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$402.31	9.000%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2010	$50,969.85	Not Applicable	7.000%	$316.74	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Origination Appraisal Missing Required State Disclosures Credit Application Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 1/19/2017 to 3/21/2018; however, we require latest 24 months comments history. Servicing comments are missing from 4/1/2016 to 12/1/2016."
* Lost Note Affidavit (Lvl 3)     "Lost note affidavit executed on xx is available in file located at xx.
* Title Review shows major title concern (Lvl 3)     "Available copy of warranty deed recorded on xx and quitclaim deed recorded on xx are not legible. Legible copy for both the deed needs to be provided with updated title report."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and fee itemization is missing from the loan file."	* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service provider disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. Current assignee is xx. However, It should be with xx of upland mortgage loan trust."
* Missing Required State Disclosures (Lvl 2)     "Subject property is available in Georgia State. Below state disclosure is missing from the loan file.
1) Disclosure of Additional Fees."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "At origination there are two borrower on loan xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file ."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86642163	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,938.50	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,354.89	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	xx	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/14/2012	$223,388.14	$52,751.11	5.000%	$822.81	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* Title Review shows lien by DOJ_Department of Justice (Lvl 3) "As per the updated title dated 03/19/2018, there is an active DOJ/USA lien against xx. the judgment was entered on xx. There are no SSN/DOB or property address on the evidence. Subject borrower SSN is xx from 1003 and all BK documents, and for confirmation we called xx who directly handle the case, but went to voice mail. Hence, it seems that the judgment is not against the subject borrower as the SSN is not matching."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is not Complete, The current assignee is xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1 the settlement date is xx ."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88499897	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,889.07	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$797.35	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$43,175.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/17/2017	$130,008.16	Not Applicable	3.500%	$503.64	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "According to Schedule D of voluntary petition dated 05/19/2016 loan has been determine to have an unsecured debt in the amount of $9,592.42."
* Deceased Borrower(s) (Lvl 3)     "According to collection comment dated 06/04/2014 borrower is deceased. However, no death certificate found in the loan file."
* Comment history is incomplete (Lvl 3) "Collection comments are available from 01/10/2011 till 09/13/2016 and 02/14/2017 till 03/21/2018. However, we require latest 24 months comment history. Comments are missing from 10/01/2016 till 01/31/2017 (4 months)."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Subject property is located in Wisconsin State and WI state requires "Choice of Insurance Disclosure", which is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84551340	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,075.84	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$847.78	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/12/2015	$114,529.21	Not Applicable	4.500%	$514.88	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $10,412.00. There is no information found regarding cram down in the bankruptcy case."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in MI state. The following state disclosures are required and are missing from the loan file. MI borrowers bill of rights. MI Consumer Caution and Homeownership Counseling Notice Choice of Insurance Agent"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70594926	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$731.05	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$383.03	6.500%	360	360	xx	xx	$8,348.14	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate	xx	3: Curable	* Updated title shows prior lien not released (Lvl 4) "According to the updated title report dated 3/22/2018, there is an senior UCC financial statements open against the xx in the amount of $6,724.95 which was recorded on xx. Which was recorded prior to the subject mortgage.
The Short form policy at the time of origination shows the above lien in the exception from coverage. The policy does not insured this lien."	* Comment history is incomplete (Lvl 3) "The collection comments are available from 5/6/2019 to 11/4/2019, from 1/2/2020 to 6/25/2020, for 8/5/2020, from 1/30/2021 to 2/24/2021 & for 4/7/2021. However, we required complete 24 months collection comments. The collection comments are missing from 12/1/2020 to 12/31/2020, from 7/1/2020 to 7/31/2020, from 9/1/2020 to 12/31/2020 & for 3/1/2021 to 3/31/2021."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the HOEPA higher-priced mortgage loan test. Loan Data is 6.751%, Comparison Data is 6.490% and Variance is 0.261%.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higherpriced mortgage loans even if the additional conditions are met."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file"
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	B	B	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9855728	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,362.72	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,568.26	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	xx	PUD	xx	xx	Primary	Yes	No	No	35.718%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/26/2012	$299,015.85	$89,704.76	5.000%	$1,009.29	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Loan Program Info Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "HUD-1/Settlement statement is not signed by the borrower."
* Comment history is incomplete (Lvl 3) "The comments history is available from 1/3/2011 to 9/9/2016 and 2/14/2017 to 3/21/2018; however, we require complete 24 months comments history. Comments history is missing from 9/10/2016 to 2/13/2017."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD-1, the settlement date is xx."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value from available loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The Loan is conventional and the LTV is 95.00% however ,the PMI certificate is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NV state. The following state disclosure is missing in the loan file as follow:
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment hasn’t been completed. The latest assignment as per updated title is from xx"		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71207680	xx	xx	xx	561-692	89436450	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$489.79	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$159.63	7.250%	360	360	xx	xx	$6,620.61	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$148.19	Unavailable	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Modification Missing Required Disclosures Affiliated Business Disclosure	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 4/4/2007 with fixed interest at the rate of 7.250% and P&I in the amount of $159.63.However latest payment history shows current P&I in the amount of $148.19. This shows the loan has been modified since the origination. However copy of modification agreement is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "MI cert is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is missing from the updated title report from ProTitle USA dated xx. The mortgage is still with lender "xx for xx"."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "ComplianceEase Risk Indicator is Elevated due to GFE failed for 'Point and fees' Test.
As per loan data the Points and Fees are $1,619.29. However, the comparison data is $1,170.00 and variance is +$449.29."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53509731	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,675.48	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,302.19	$3,139.80	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$78,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2013	$481,730.05	$121,588.01	4.000%	$1,505.17	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from 01/12/2014 to 02/10/2017 and from 07/14/2017 to 03/21/2018, missing the comment history from 02/11/2017 to 07/13/2017; however, we required latest 24 months comment history."	* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule-D in Voluntary petition dated 5/23/2016 shows the amount of claim without deducting value of collateral is $500,766.00 and value of collateral is $304,000.00; however, unsecured portion remains in the amount of $196,766.00. collection comment does not see any cram down.

Update-
As per comment dated 06/04/2020, the Trustee's Motion to dismiss case was filed on 06/04/2020. As per comment dated 07/16/2020, the bankruptcy has been dismissed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan files."
* Missing Required Disclosures (Lvl 2)     "The initial escrow account disclosure and Affiliated business form is missing in the loan files."
* Missing Required State Disclosures (Lvl 2)     "Following CA state disclosures are missing from the loan file.

Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* State Tax Judgment (Lvl 2)     "Updated title report dated 3/19/2018 shows there is a state tax lien in the amount of $3481.50 which was recorded on 05/20/2011 in the favor of franchise tax board of the state of California."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business form is missing in the loan files."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC filed in timely manner"	A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15481663	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,402.54	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$758.67	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$134,441.58	$60,563.19	2.000%	$223.72	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal description is mentioned in Warranty deed (Instr#xx) is inconsistent with recorded copy of mortgage (Instr#xx):

Legal description in Warranty deed: Lot xx: however,
Legal description in recoded copy of mortgage: Lot xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (TN) disclosures are missing from the loan file:

1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
																																																																																																								5. Insurance Solicitation/Post Commitment"		D	D	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23000987	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,356.41	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$719.46	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/14/2013	$126,643.10	Not Applicable	4.000%	$529.29	xx	Financial Hardship	xx	xx	xx	xx	Credit Application
Origination Appraisal
Affiliated Business Disclosure
Notice of Servicing Transfer
Final Truth in Lending Discl.
Right of Rescission
Title Evidence
HUD-1 Closing Statement
Missing Required State Disclosures	xx	3: Curable	* Missing Title evidence (Lvl 4) "Final Title policy at the time of origination is missing from the loan file and there is no commitment or preliminary policy available in file. However, under locator (xx), there is Form 9 Endorsement available which confirms xx was issued at origination by xx and has been amended on 7/7/2005 to show the correct insured party and other specifications. But, full policy with schedules is missing from the file. Updated title is clear and not showing any exceptions for prior liens. Said final policy needs to be obtained from title company."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUd-1 settlement statement along with itemization and estimated Hud is missing from the loan file."	* Application Missing (Lvl 2) "Final application along with transmittal is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in scope."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Property Damage (Lvl 2)     "As per comment dated 11/7/2017, there are damages to the property. The nature of damage was due to the hurricane. The mold penetration to exterior walls, water damage, and the roof had to be repaired. The lender had filed an insurance claim. Unable to determine the estimated cost of repairs. No further comments have been found related to damages and repairs. The latest BPO was also not found in the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan file, Anti-Coercion Notice, Title Insurance Disclosure, Radon Gas Disclosure, Insurance Sales Disclosure."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29536461	xx	xx	xx	561-692	561-134	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	xx	$0.00	$1,179.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$859.61	6.500%	360	360	xx	xx	$58,595.45	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$17,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$133,870.44	Not Applicable	4.375%	$591.12	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Initial Escrow Acct Disclosure	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Missing 5 months of Servicing Comments required to complete a full 24 month review. Servicing Comments provided from current servicer are dated from 7/14/2017 to 3/21/2018. Comments provided from prior servicer are dated from 1/1/2014 to 2/17/2017. Missing gap from 2/17/2017 to 7/14/2017 when the servicing was transferred."
* Active Judgment Against Borrower (Lvl 3) "There are 2 prior civil judgment against borrower xx.	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow acct disclosure is missing from the file."
* Title Review shows break in assignment  (Lvl 2)     "As per review of updated title report dated 3/20/2018 the chain of assignment of mortgage gap between “xx”  to  "xx” which was recorded on 6/17/2013. The current assignee is with “xx”."
																																																																																																								* Not all borrowers signed TIL (Lvl 2) "Final TIL is not executed by the borrower."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13537559	xx	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,265.28	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	$1,507.72	$2,201.50	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	38.374%	First	Final policy	Not Applicable	$38,450.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2013	$292,430.50	Not Applicable	4.000%	$1,222.18	xx	Convert ARM to Fixed	xx	xx	xx	xx	Missing Required State Disclosures Loan Program Info Disclosure Initial Escrow Acct Disclosure Affiliated Business Disclosure Notice of Servicing Transfer	xx	3: Curable	* Payment History is not Complete (Lvl 3) "The payment history is available from 07/14/2017 to 3/21/2018. However, we require latest 12 months of payment history. The payment history is missing from 04/01/2017 to 06/30/2017"
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $2,685.79 as unsecured portion out of claim amount $291,685.79. No comment was found stating the property had a cram down."
* Comment history is incomplete (Lvl 3) "The prior servicing comment is available from 04/21/2015 to 02/15/2017 and the latest servicing comment is available from 07/14/2017 to 03/21/2018. However, we require latest 24 months of servicing comment. The servicing comment is missing from 03/1/2017 to 06/30/2017."	* Missing Required State Disclosures (Lvl 2) "The subject property has been located is WA state. The following require disclosure are missing from the loan file. 1. Construction Lien Disclosure. 2. Mortgage Loan Servicing Disclosure. 3. Choice of Insurance Notice. 4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The subject mortgage was originated on xx. However, according to final HUD-1, the settlement date is xx which three days after the note date."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value due to supporting documents are missing from loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Property Damage (Lvl 2)     "According to the comment dated 03/25/2016, the subject property was damaged. Debris needs to be removed. Amount of damage is not available in the collection comment. The borrower has received the check xx in the amount of $2,502.13.  Comment dated 07/05/2016 states that the repair has not yet been completed. The subject property was damaged due to the water. The date of loss was xx. The borrower has inquired regarding endorsement of the loss draft check advised that serpro should have to sign at back side before sending it to xx. As per comment dated 12/08/2016, 90% inspection needed. No further comment regarding damage has been found. No latest BPO report is available in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Document is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67670447	xx	xx	xx	561-692	17603	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$978.56	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$687.50	$921.38	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2011	$126,201.38	Not Applicable	2.000%	$401.87	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Origination Appraisal Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The servicing comment history is available from 8/21/2015 to 12/30/2016 and 7/26/2017 to 3/21/2018. However, required latest 24 month history. Comment history is missing from 1/1/2017 to 6/30/2017."
* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, Schedule-D shows the amount of $45,000 as an unsecured portion out of the amount of claim $130,000. Did not see any comments reflecting cram down."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) and Disclosure of Additional Fees."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $188,294.67 Comparison Data $188,360.17 Variance -$65.50."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $188,360.17. The disclosed finance charge of $188,294.67 is not considered accurate for purposes of rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8119537	xx	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,423.26	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,559.44	3.600%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2017	$343,987.05	Not Applicable	3.500%	$1,332.57	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Mortgage Insurance	xx	3: Curable	* Payment History is not Complete (Lvl 3) "The payment history is available from 07/26/2017 to 03/21/2018. However, we require latest 12 months payment history. Payment history is missing from 03/01/2017 to 06/30/2017."
* Active Judgment Against Borrower (Lvl 3)     "The subject mortgage was originated on xx.
According to the updated title report dated 03/19/2018, there is a senior civil judgment against the borrower, xx.However, final title policy, Schedule B does not reflect any exception for prior judgments or liens."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at second lien position as updated title report dated 03/19/2018 shows there is a senior mortgage against the subject property originated on xx."
* Title Review shows major title concern (Lvl 3)     "The subject mortgage was originated on xx.
According to the updated title report dated 03/19/2018, there is a senior mortgage against the subject property originated on xx.
No release document was found in the loan document stating the prior mortgage has been released.
However, Final HUD-1/Settlement shows pay off in the amount of xx.  Also, final title policy Schedule B does not show exceptions for any prior mortgages or liens.
It shows a clear title. Possible title claim can be filed.
Hence, the subject mortgage is not at risk by this unreleased mortgage."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer document is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.(
TILA Finance Charge Test: FAIL $218,499.89 $223,038.44 -$4,538.55.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $218,499.89 $223,038.44 -$4,538.55."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing in the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The subject mortgage was originated on 01/24/2013 with the loan amount of xx. However, according to the appraisal report, the appraised value is xx. Hence, LTV exceeds 100%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test
The finance charge is $223,038.44. The disclosed finance charge of $218,499.89 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $223,038.44. The disclosed finance charge of $218,499.89 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "The subject mortgage was originated on 01/24/2013 with the loan amount of $343,000.00. According to the appraisal report, the appraised value is $263,000.00. LTV calculated as 130.418%. Hence, the MI certificate is required to secure the loan amount. However, MI certificate is missing from the loan file."		B	B	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38426099	xx	561-692	17617	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$911.18	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$343.76	6.750%	360	360	xx	xx	$7,218.55	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Payment History is not Complete (Lvl 3) "The payment history is available from 01/04/2018 till 03/06/2018. However, We require Latest 12 months payment history. The payment history is missing from 04/01/2017 till 12/31/2017.
Update: Payment history is available from 6/1/2019 to 12/31/2020, 2/1/2021 to 3/31/2021 and 5/1/2021 to 5/4/2021. However, we require latest 24 months of payment history. Payment history is missing from 1/1/2021 to 1/31/2021 and 4/1/2021 to 4/30/2021."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3)     "BK is not active."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 01/12/2015 till 12/29/2017. However, we require latest 24 months comment history. The comment history is missing from 01/01/2018 till 03/01/2018.

Update: The comment history is available from 5/16/2019 to 4/10/2020, 6/12/2020, 8/21/2020, 10/30/2020, 12/10/2020, 4/7/2021. However, we required the latest 24 months of comment history. The comment history is missing from 5/1/2020 to 5/31/2020, 7/1/2020 to 7/31/2020, 9/1/2020 to 9/30/2020, 11/1/2020 to 11/30/2020, 1/1/2021 to 3/31/2020."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required Affiliated business disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosures are missing from the loan files."VA Application Disclosure,Choice of Settlement Agent Disclosure,Disclosure of Charges For Appraisal or Valuation,Copy of Appraisal or Statement of Appraised Value."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15147501	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,582.46	Unavailable	xx	No	Unavailable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,361.72	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $46,123 as unsecured portion out of claim amount $230,423. No comments indicating a cram down have been found."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL state. The following state disclosures are missing in the loan file.
IL Collateral Protection Insurance Notice.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83721503	xx	561-692	17621	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$758.12	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$552.93	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Credit Application Notice of Servicing Transfer Initial Escrow Acct Disclosure Right of Rescission Origination Appraisal	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "Payment history is available in the file from 1/4/2018 to 2/15/2018; however, we require latest 12 months payment history; Payment history is missing from 2/1/2017 to 1/1/2018."
* Comment history is incomplete (Lvl 3)     "Comment history is not available for 24 months.

Updated comment -

The collection comments are incomplete. The collection comments are available from 06/20/2019 to 04/16/2020 and 06/03/2020 to 05/13/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 05/01/2020 to 05/31/2020."
* Issue with the legal description or recorded instrument (Lvl 3)     "xx, had conveyed the subject property to xx; however, there is no information available in the updated title report the status of “xx” who actually had an interest to the property; later, the grantor, xx, unmarried person had quit the interest to the property to xx, husband and wife through Quitclaim Deed which was recorded on xx; however, there is a deed or probate of "xx." is missing from the loan file and updated title report that confirms how did xx get the ownership of the property.

2. According to the chain of title#1, grantor, xx had quit the interest to the property to xx through Quitclaim Deed which was recorded on xx; however, there is no name affidavit available in the loan file that confirms xx."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.314%. The disclosed APR of 0.000% is not considered accurate because the final TIL is missing from the loan file to confirm APR hence, APR is considered as 0.000% in order to run ComplianceEase.

TILA APR Test: FAIL          charged: 0.000%        Allowed 6.314%     variance: -6.314%

2. This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Interest Rate Test: FAIL      Charged: 6.314%      Allowed: 6.250%    Overby:+0.064%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the TILA APR test and interest rate test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.310%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31316780	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$1,181.32	Unavailable	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$721.68	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures Modification	xx	4: Unacceptable	* Recent Foreclosure Sale - Need Update (Lvl 4) "As per the document of Order for Entry of default and default judgment xx, The sale was conducted on xx relating to the property. Chase was the successful bidder for the sum of $131,296.05 and Chase is the holder of a certificate of purchase. After that xx (borrower) meet the criteria for a special retention program and qualified for a loan modification agreement which will enable the borrower to retain the home. Then, the court declares that the xx is hereby set aside an declared a nullity. The certificate of Purchase issued to Plaintiff and recorded 07/02/2009 is hereby declared void and the order approving sale issued in xx is hereby vacated.
The foreclosure was initiated and referred to an attorney on 10/XX/2017. The complaint for foreclosure was filed on 11/XX/2017. As per document located at (xx) the sale was published on 01/XX/2018. As per comment dated 12/13/2017, the sale was scheduled for 03/07/2018. However, no further status of foreclosure has been found which state whether the foreclosure was held, because, we have collection comment up-to 12/31/2017."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $721.68 with the rate of interest 5.8750% and a maturity date of 05/01/2035. The current P&I as per payment history is the $829.19. However, there is a increase in P&I with respect to Note data which seems that there would be a possible modification. The latest 24 months comments does not reflect the comments regarding the mod."	* Comment history is incomplete (Lvl 3) "Comment history available from 01/02/2015 to 12/29/2017. However, we require latest 24 months collection comment. Comment history missing from 01/01/2018 to 03/31/2018.

Updated comment -
The collection comments are incomplete. The collection comments are available from 06/12/2019 to 02/24/2020 and 04/24/2020 to 04/24/2020 and 06/11/2020 to 05/05/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 03/01/2020 to 03/31/2020 and 05/01/2020 to 05/31/2020."
* Payment History is not Complete (Lvl 3) "Payment history is available from 5/16/2012 to 10/2/2017 and 01/04/2018 to 02/05/2018. However, we require latest 12 months payment history missing from 11/01/2017 to 12/31/2017."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan data $139,849.38 Comparison data $139,925.41 Variance -$76.03"
* Missing Required State Disclosures (Lvl 2)     "The state required Disclosure is missing from the loan file listed as follows;
Cash-Out Refinance Disclosure
Property Insurance Disclosure
Colorado Notice to Cosigner
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $139,925.41. The disclosed finance charge of $139,849.38 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "At the sale on 07/01/2009, the subject property was sold to xx."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81697165	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,256.76	Unavailable	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,036.59	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$679.03	Unavailable	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Modification Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,036.59 with the rate of interest 6.5 % and a maturity date of 2/1/2036. The P&I as per latest payment history is the $608.24 and rate of interest is 4.000%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a modification as per document located at “xx” there is modification worksheet which supports the modification; however, the collection comments not reporting anything regarding this effective modification, so as per overall review the loan seems modified but the modification agreement is missing from the loan files.

Updated Comment:
The conventional fixed rate loan was originated on 1/19/2006 with fixed interest at the rate of 6.500% and P&I in the amount of $1,036.59. The prior loan modification was done on 4/1/2013 with fixed interest rate at 4.00 % and the borrower promises to pay P&I in the amount of $608.24 beginning from 4/1/2013. The maturity date as per modification is 3/1/2053. However latest payment history shows current P&I in the amount of $679.03. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "Updated Comment:
As per the comments dated 2/26/2021, the borrower’s income has been impacted due to covid-19. No further details have been found."	* Comment history is incomplete (Lvl 3) "The available comment history is from 1/28/2015 to 12/29/2017. However, we require latest 24 months collection comments. The collection comment is missing from 1/1/2018 to 3/31/2018."
* Payment History is not Complete (Lvl 3) "The available payment history is from 1/9/2018 to 3/2/2018 which is 2 months. However, we required latest 12 months payment history. The payment history is missing from 10/1/2017 to 12/31/2017."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $212,149.22. The disclosed finance charge of $211,473.72 is not considered accurate because it is understated by more than $100."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in MI. The following required disclosures are missing in the available loan files.
MI Borrower's Bill of Rights.
MI Consumer Caution and Homeownership Counseling Notice.
Choice of Insurance Agent"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test: Result FAIL Loan Data $211,473.72 Comparison Data $212,149.22 Variance -$675.50."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51388920	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$4,333.44	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,226.26	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$32,300.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/16/2013	$229,661.51	Not Applicable	4.000%	$959.84	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The payment history is available from 01/02/2018 to 02/22/2018 which for 2 months. However, we required latest 12 months payment history. The payment history is missing from 03/01/2017 to 12/31/2017."
* Title Review shows major title concern (Lvl 3)     "The Subject mortgage was originated on xx. According to the updated title report dated 03/29/2018, there is a mortgage which was originated on xx; however, the said mortgage was recorded prior to subject mortgage on xx, this is mainly due to the recording sequence. No release, satisfaction or subordination agreement has been found in the loan file stating whether the prior mortgage has been released or subordinated to subject mortgage. However, title policy insured subject mortgage, the possible title claim can be filed."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 01/14/2015 to 12/29/2017. However, we required 24 months comment history. The comment history is missing from 01/01/2018 to 03/31/2018."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3)     "BK is not active."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "According to the updated title report dated 03/29/2018, the Subject mortgage is at second lien position as there is a Senior mortgage in the amount of xx. The Subject mortgage was originated on xx, this is mainly due to the recording sequence. However, the final title policy insured subject mortgage. The possible title claim can be filed."	* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business form is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MO state. The following required state disclosures are missing from the loan file.
MO Collateral Protection Act Notice, Borrower's Choice of Insurer or Agent."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data $235,460.55 Comparison Data $235,580.54 Variance-$119.99

This loan failed the first lien prohibited fees test.
Prohibited Fees First Lien Test: FAIL Loan Data $700.00 Comparison Data $0.00 Variance +$700.00"
* Title shows an assignment chain break (Lvl 2)     "According to the updated title report dated 03/29/2018, there is no chain of assignment has been found. The current assignment should be with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien prohibited fees test.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties. This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise.
Prohibited Fees First Lien Test: FAIL Loan Data $700.00 Comparison Data $0.00 Variance +$700.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $235,580.54. The disclosed finance charge of $235,460.55 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $235,460.55 Comparison Data $235,580.54 Variance-$119.99"
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25594281	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$961.04	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$369.32	6.000%	360	360	xx	xx	$58,995.33	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	26.175%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/21/2016	$61,862.98	Not Applicable	6.000%	$340.38	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy xx. The POC was filed on 9/20/2017. As per the review of available servicing comments as of 5/13/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 5/13/2021, the bankruptcy case is active."	* Comment history is incomplete (Lvl 3) "Servicing comments is available from 1/02/2015 to 12/22/2017. However, we require the latest 24 months servicing comments. Servicing comments are missing from 1/1/2018 to 03/31/2018.

Update:

The comment history is available from 5/1/2019 to 7/31/2019 and 9/1/2019 to 5/13/2021, however; it is missing from 8/1/2019 to 8/31/2019. As we require latest 24 months comment history."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data$72,499.87 Comparison Data$72,658.02 Variance-$158.15

This loan failed the TILA finance charge test.FAIL
The finance charge is $72,658.02. The disclosed finance charge of $72,499.87 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAILLoan Data $72,499.87 Comparison Data $72,658.02   Variance-$158.15

This loan failed the TILA foreclosure rescission finance charge test. FAIL
The finance charge is $72,658.02. The disclosed finance charge of $72,499.87 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following State disclosure are missing from the loan file.
1]OK Title protection notice.
2]Insurance Disclosure.
3]NSF Fee Disclosure.
4]Over-the-limit fees.
5]Notice of Rights to Obtain a Security Freeze."
* Missing Required Disclosures (Lvl 2)     "List of Service providers is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.FAIL
The finance charge is $72,658.02. The disclosed finance charge of $72,499.87 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. FAIL
The finance charge is $72,658.02. The disclosed finance charge of $72,499.87 is not considered accurate for purposes of rescission because it is understated by more than $35."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39132810	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,030.16	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,095.98	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$757.07	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 11/8/2006 with fixed interest at the rate of 6.25% and P&I in the amount of $1,095.98.However latest payment history shows current P&I in the amount of $757.07 and also current UPB is $164,140.00 is greater than tape data $122,711.65. This shows the loan has been modified since the origination. However copy of modification agreement is missing from the loan file."	* Payment History is not Complete (Lvl 3) "The latest Payment history is available only for one day that is 2/16/2018 and prior payment history from 1/20/2015 to 4/28/25017; however, we require latest 12 months payment history. The Payment history is missing from 4/1/2017 to 2/15/2018 and from 2/17/2018 to 3/31/2018."
* Comment history is incomplete (Lvl 3) "The collection comments are available from 1/21/2015 to 12/29/2017; however, we require latest 24 months comments. The comments are missing from 1/1/2018 to 3/31/2018."	* Missing Required State Disclosures (Lvl 2) "Property is located in state of GA and the required disclosures for this state are missing from the loan file as follow.
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure  is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78323135	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,044.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$465.54	8.690%	360	360	xx	xx	$19,975.01	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$58,394.08	Not Applicable	7.600%	$388.60	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Loan Program Info Disclosure Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Title Review shows major title concern (Lvl 3) "According to the Updated title report dated 03/29/2018, the subject mortgage was originated on xx.
There is a senior mortgage open against the subject property in the favor of xx.
The Final HUD-1 does not show any payoff of the senior mortgage. Also, final title policy Schedule B does not show exception for the same mortgage.
There is no release/ satisfaction or subordination agreement found in the loan files. Possible title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at second lien position as updated title report dated 3/29/2018 states, there is an senior mortgage open against the subject property in the favor of xx."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx was found in the loan file located at xx as original note was misplaced, lost or destroyed. However, duplicate copy /attested copy of note is available in the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Service transfer disclosure document is missing in the given loan files."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing in the given loan files."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Virginia (VA) state. The below Required State disclosures are missing in the given loan files.
1) Copy of Appraisal or Statement of Appraised Value"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan program disclosure document is missing in the given loan files."
* TIL not hand dated (Lvl 2)     "Final TIL is not had dated by borrower."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure document is missing in the given loan files."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60370428	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$2,296.47	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$1,277.38	7.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "The schedule D of voluntary petition shows the evidence of unsecured debt of $46,438.14 out of claim $204,558.14. There is no any evidence of cram down."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrowers."	* Operative index value is unable to confirm (Lvl 2) "The operative index value can not be determined from the available loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan program disclosure is missing in the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
* Settlement date is different from note date (Lvl 2)     "Note is xx and settlement date is xx which is different to note date."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The review of Pro-title report dated 3/30/2018, the borrower xx has transferred the property ownership to xx as per warranty deed dated xx. Current owner of the property is "xx"."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	65531276	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$4,451.14	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$2,038.36	5.500%	360	360	xx	xx	$203,759.89	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.870%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/27/2013	$361,691.55	$82,774.00	4.000%	$1,165.70	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is at second lien position.
According to comment dated 9/16/2020, the delinquent property county taxes for the year 2018 were sold on 2/4/2020 in the amount of $2,838.74. The tax sale certificate and certificate # are unavailable."
* Title Review shows major title concern (Lvl 4)     "According to comment dated 9/16/2020, the delinquent property county taxes for the year 2018 were sold on 2/4/2020 in the amount of $2,838.74. The tax sale certificate and certificate # are unavailable. No information regarding the redemption of the said tax sale certificate has been found. If these taxes are not redeemed within allotted time then there could be a risk of property getting foreclosed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy xx. The POC was filed on 11/20/2014. As per the review of available servicing comments as of 5/6/2021, no evidence has been found regarding the POC bar date and unable to determine whether the Chapter 11 bankruptcy xx is active or discharged."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 07/24/14 shows amount of secured claim without deducting the value of collateral is xxand value of collateral is xx however the unsecured portion is $84,539.25."
* Comment history is incomplete (Lvl 3) "Servicing comments are available from 06/24/2015 to 12/29/2017. However, we require latest 24 months of servicing comments. The servicing comments are missing from 1/1/2018 to 03/31/2018."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing in the loan file."
* Describe the BK payment plan (Lvl 2)     "The borrower had filed bankruptcy under XXXX with xx and plan was confirmed on 03/XX/2018. According to voluntary petition schedule-D the amount of claim without deducting value of collateral is xx and the value of property subject to lien is XXXX that results the unsecured portion is in the amount of XXXX
The POC was filed by creditor xx the amount of claim is xx and the amount of arrearage is $3,844.51.
As per chapter 11 plan filed on 10/20/2015, the fair market value of property is xx, plus interest at 3% per annum, in monthly payments which will allow the xxand interest to be paid over 20 years. However, upon confirmation of chapter 11 plan states that subject creditor will be have total secured claim in the amount of $xx re-amortize over 30 years. It seems total POC amount was included in plan of reorganization as secured claim."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1, the settlement date is xx which is not aligned with Note date of xx."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing in the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96524059	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,436.48	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$559.16	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/28/2009	$71,545.39	Not Applicable	7.625%	$593.84	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 04/14/2020 states the reason for default is borrower’s income impacted by covid-19 pandemic and requested for covid-19 hardship form. No comments have been found regarding the covid-19 assistance."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage was originated on 2/4/1999 and it was recorded on 02/10/1999. The subject property is in second lien position. According to the updated title report dated 3/27/2018, there is a senior water/sewer lien against the prior owner xx, the water/sewer tax lien which then got carry forward on current owner xx in favor of xx in the amount of $750.00 and it was recorded on 2/1/1990."
* Title Review shows major title concern (Lvl 4) "According to the updated title report dated 3/27/2018, there is a senior water/sewer lien against the prior owner xx, the water/sewer tax lien which then got carry forward on current owner xx in favor of xx in the amount of $750.00 and it was recorded on 2/1/1990. The subject property is located in Illinois state which is a super lien state where there can be possibility of foreclosure due to unpaid non mortgage water/sewer lien. It can be cured by paying off the above unpaid non mortgage water/sewer lien with late fees and unpaid interest."	* Payment History is not Complete (Lvl 3) "Payment history is available from 7/21/2015 to 2/16/2016 and from 1/4/2018 to 3/8/2018. We require latest 12 months payment history. However, payment history is missing from 4/1/2017 to 12/31/2017."
* Lost Note Affidavit (Lvl 3) "Provided servicer tape data reveals that the original note was destroyed/lost, however relevant lost note affidavit is available in the loan file located at (xx)."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in IL state. The following state disclosures are required and are missing from the loan file.
1. IL Collateral Protection Insurance Notice.
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $125,225.58. The disclosed finance charge of $125,006.51 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $125,225.58. The disclosed finance charge of $125,006.51 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38668388	xx	561-692	17692	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,787.80	Unavailable	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,164.74	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures
Notice of Servicing Transfer
Initial Escrow Acct Disclosure
Origination Appraisal
HUD-1 Closing Statement
Credit Application
Final Truth in Lending Discl.
Right of Rescission
Affiliated Business Disclosure	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file; however, we consider the points and fees from "Borrower estimated closing statement" which is available in the loan file (Locator:xx)."
* Not all borrowers signed HUD (Lvl 3) "Estimated closing statement is not executed by borrower."	* Missing Required State Disclosures (Lvl 2) "The following state (CA) disclosures are missing from the loan file:

1. Impound Account Disclosure
2. Insurer Recommendation Disclosure
3. Anti-Tying Disclosure
4. Privacy Notice
5. Notice of Right to Copy of Appraisal
6. Fair Debt Collection Notice"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as the final TIL is missing from the loan file hence, we considered the APR as 0.000%.

TILA APR Test: FAIL      Charged: 0.000%         Allowed:5.440%         Variance: -5.440%"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Following RESPA required disclosures are missing from the loan file:

1. Initial Escrow Account disclosure

2. List of service providers disclosure"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is available in the loan file; however, remaining pages are missing except 1st page."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the TILA APR test as the final TIL is missing from the loan file hence, we considered the APR as 0.000%.

TILA APR Test: FAIL      Charged: 0.000%         Allowed:5.440%         Variance: -5.440%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 is available in the loan file; however, remaining pages are missing except 1st page."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Unavailable
Times 1X60:Unavailable
Times 1X90:Unavailable
Currently Delinquent? :Unavailable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Unavailable
Max Days Dlq Last 12 Mos:Unavailable
Verification Type:Unavailable	Mos Reviewed:Not Applicable
Times 1X30:Unavailable
Times 1X60:Unavailable
Times 1X90:Unavailable
Currently Delinquent? :Unavailable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Unavailable
Max Days Dlq Last 12 Mos:Unavailable
																																																																																																																									Verification Type:Unavailable	Mos Reviewed:Not Applicable Times 1X30:Unavailable Times 1X60:Unavailable Times 1X90:Unavailable Currently Delinquent? :Unavailable Total Delinquent:	Number:Not Applicable Total Amount:Unavailable Last Date:Unavailable	Number:Not Applicable Total Amount:Unavailable Last Date:Unavailable	Number:Not Applicable Total Amount:Unavailable Last Date:Unavailable	Number:Not Applicable Total Amount:Unavailable Last Date:Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55693790	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$10,354.12	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$2,412.78	6.750%	360	360	xx	xx	$33,759.09	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	51.858%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy xx The POC was filed on 11/24/2014. As per the review of available servicing comments as of 5/6/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 5/12/2021, the bankruptcy case is active."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State and the IL state requires total 2 disclosures, which are missing from the loan file.
1) IL Collateral Protection Insurance Notice
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Finance Charge Test. As per loan data the Finance Charge is $496,193.72. However comparison data is $497,354.49 and variance is -$1,160.77.
ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is $496,193.72. However comparison data is $497,354.49 and variance is -$1,160.77."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA failed for Finance Charge Test and Foreclosure Rescission Finance Charge Test."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62238707	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,662.43	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$687.65	5.375%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.457%	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Initial Escrow Acct Disclosure Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/10/2020, the lender had offered forbearance plan beginning from April 2020."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/1/2019 to 10/31/2020 and 12/1/2020 to 5/11/2021, however; it is missing from 11/1/2020 to 11/30/2020. As we require latest 24 months payment history."
* Title policy missing (Lvl 3)     "Final Title policy is missing from the loan file. However, the values are updated as per commitment located at "xx"."
* Deceased Borrower(s) (Lvl 3)     "According to the Notice of probate located at “xx”, the borrower xx. Neither any information was found in the servicing comments nor the death certificate was found in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $5,978.00 as unsecured portion out of claim amount $86,978.00. Did not see comments indicating a cram down."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $65,032.68. The disclosed finance charge of $64,732.68 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $64,732.68 Comparison Data $65,032.68 Variance -$300.00

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $65,032.68. The disclosed finance charge of $64,732.68 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $64,732.68 Comparison Data $65,032.68 Variance-$300.00"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy chapter #13 with the case #XXXX on 9/XX/2014. The POC was filed on 12/11/2014. As per the review of available servicing comments as of 5/12/2021, no evidence has been found regarding the POC bar date. As per the comment dated 5/12/2020, the bankruptcy case was discharged in April 2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State. The following state disclosures are missing in the loan files.
IL Collateral Protection Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data $64,732.68 Comparison Data $65,032.68 Variance -$300.00

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $64,732.68 Comparison Data $65,032.68 Variance-$300.00"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87330739	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,389.64	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$960.02	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/19/2013	$160,844.36	$48,253.31	4.000%	$470.56	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "According to the xx dated xx, there is a water/Sewer lien found active against the property in favor of xx, in the amount of $702.80 which was recorded on 9/6/2013.
The subject property is located the State of NV, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. It can be cured by paying the above said lien with accrued interest and late fees."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to thexx report dated xx, the subject mortgage is on second lien position as there is a water/Sewer lien found against the property in favor of xx, in the amount of $xx which was recorded on xx."	* Not all borrowers signed HUD (Lvl 3) "HUD-1/settlement statement is not signed by the borrower."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 3/2/2016 to 12/19/2017; however we require latest 24 months comment history. Comment history is missing from 1/1/2018 till 3/31/2018."
* Payment History is not Complete (Lvl 3)     "The payment history is available from 1/11/2018 to 2/22/2018; however, we require latest 12 months payment history. Payment history is missing from 3/1/2017 to 12/31/2017."
* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $32,098.00 as unsecured portion out of claim amount $160,098.00. The value of collateral that support the claim amount is xx. Did not see comments indicating a cram down.”"	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosure is missing in the loan file namely as Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Settlement date is different from note date (Lvl 2)     "According to the HUD-1, the settlement date is xx which is not aligned to the Note date i.e xx."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74633901	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,296.37	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$596.67	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	40.690%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Affiliated Business Disclosure Origination Appraisal Missing Required State Disclosures	xx	3: Curable	* Payment History is not Complete (Lvl 3) "Payment history is available from 1/22/2018 to 3/5/2018 which is incomplete, as we required for latest 12 months. Payment history is missing from 4/1/2017 to 12/1/2017.

Updated Comment:-
Recent 24 months Payment history is available from 5/10/2019 to 4/12/2021."
* Comment history is incomplete (Lvl 3)     "Servicing comments are available from 3/2/2016 to 12/19/2017 which are incomplete, as we require latest 24 months. Servicing comments are missing from 12/20/2017 to 3/31/2018.

Updated comment -
The collection comments are incomplete. The collection comments are available from 06/14/2019 to 12/21/2020 and 04/02/2021 to 05/05/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 01/01/2021 to 03/31/2021."	* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file"
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower"
* Missing Appraisal (Lvl 2)     "An appraisal is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 05/07/2021, the current UPB reflected is in the amount of $54,099.64 which is less than tape balance by 25%."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) NY Interest Rate Disclosure
3) NY Hazard Insurance  Disclosure
4) Tax Escrow Account Designation
5) Mortgage Bankers and Exempt Organizations Pre application
6) Co-Signer Notice Requirements
7) Commitment Disclosure
8) Lock-in Disclosure
9) Expiration of Lock-in or Commitment Period"	D	D	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
																																																																																																																									Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33768394	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$3,275.13	Unavailable	Not Applicable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$873.83	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Right of Rescission Affiliated Business Disclosure Final Truth in Lending Discl. Credit Application Missing Required State Disclosures	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with Estimated HUD-1 and Itemization is missing from the given loan files."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is on second lien position as there is a senior mortgage the amount of xx. The subject mortgage was recorded on xx.
Final title policy has been received from client on 4/24/2018 (through stip clearance) which shows a clear title. Possible title claim can be filed."
* Title Review shows major title concern (Lvl 3)     "The subject mortgage was originated on xx with xx in the amount of xx. According to updated title report dated 3/27/2018, there is a senior mortgage active against subject property which was originated on xx. No released or satisfaction has been found which stating the prior mortgage has been released. The final HUD-1 is missing from the loan file.
Final title policy has been received from client on 4/24/2018 (through stip clearance) which shows a clear title. Possible title claim can be filed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the given loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing in the given loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the given loan files."
* Application Missing (Lvl 2)     "The Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Illinois (IL) state. The below Required State disclosures are missing in the given loan files.

IL Collateral Protection Insurance Notice
																																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	30590151	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,606.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,132.92	6.250%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement
Origination Appraisal
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Credit Application
Notice of Servicing Transfer
Missing Required State Disclosures
Right of Rescission
Final Truth in Lending Discl.	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from 3/2/2016 to 12/29/2017.As we required latest 24 months comment history; However, comment history is missing from 1/1/2018 to 3/31/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing from the loan file. Neither estimated HUD-1 nor Itemization available in the loan file."
* Payment History is not Complete (Lvl 3) "The payment history is available from 1/4/2018 to 2/20/2018. As we required latest 12 months payment history; However, payment history is missing from 3/1/2017 to 12/31/2017."	* Missing Appraisal (Lvl 2) "Appraisal report missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from loan file."
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete, there is gap in assignment. The assignment was transferred from xx"
* Missing Required State Disclosures (Lvl 2)     "Required state disclosure missing from loan file below they are:  MI Borrower's Bill of Rights MI Consumer Caution and Homeownership Counseling Notice Choice of Insurance Agent"
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from loan file"	A	B	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
																																																																																																																									Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34086899	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$4,205.66	04/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,455.34	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2010	$238,955.24	$48,700.00	2.000%	$576.14	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Credit Application Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $20,464.26 as unsecured portion out of claim amount $240,464.26. Did not see comments indicating a cram down."
* Payment History is not Complete (Lvl 3)     "The payment history is available from 01/02/2018 to 03/02/2018. However, we require the latest 12 months of payment history. The payment history is missing from 03/01/2017 to 01/01/2018."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 03/02/2016 to 12/29/2017. However, we require the latest 24 months of comment history. The comment history is missing from 1/1/2018 to 03/31/2018.

Update:

The collection comments are available from 5/21/2019 to 8/16/2019, 10/10/2019 to 5/28/2020, 07/02/2020 to 1/26/2021, 04/07/2021. However, we require 24 months of the collection comments. The comments are missing from 09/01/2019 to 09/30/019, 06/01/2020 to 06/30/2020, 02/01/2021 to 03/31/2021."	* Settlement date is different from note date (Lvl 2) "As per HUD-1, the settlement date is xx which is not aligned with the note date xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Application Missing (Lvl 2)     "Final application is missing from the loan files, however found initial application at : (xx), hence updated information as per the document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosures are missing from the loan files."Impound Account Disclosure,Cosigner Notice,Private Mortgage Insurance Disclosure,Earthquake Disclosure forCondominiums,Hazard Insurance Disclosure,Insurer RecommendationDisclosure,CA Fair Lending Notice,Anti-Tying Disclosure,Privacy Notice,Notice of Right to Copy of Appraisal,Application for Credit-Married Persons,Fair Debt Collection Notice,Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application.""
* Missing Required Disclosures (Lvl 2)     "The list of service providers list is missing from the loan files."
* Title Review shows break in assignment  (Lvl 2)     "The review of the updated title report dated 03/29/2018, shows that there is break in chain of assignment from xx to xx."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "As per comment dated 12/18/2020 BK was closed without discharge."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	458379	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,858.50	Unavailable	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$823.90	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Credit Application Origination Appraisal Right of Rescission Missing Required State Disclosures Initial Escrow Acct Disclosure Notice of Servicing Transfer Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $823.90 with the rate of interest 4.125% and a maturity date of 11/01/2042. The current P&I as per payment history is the $781.57. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 11/23/2018 states the loan modification has been approved. However, the modification agreement is missing from the loan file."	* Property is vacant (Lvl 3) "As per collection comments 11/15/2017, property is vacant. however inspection report state unknown occupancies."
* Recent Foreclosure Sale - Need Update (Lvl 3)     "As per review of updated title report and collection comments, the foreclosure was initiated in 2017 and referred to an attorney on 3/21/2017. The complaint for the same had been filed on 11/8/2017. The borrower did not filed bankruptcy or tried for loss mitigation. However, trustee filed a 'Notice of Trustee's Sale' (Doc-Ln#xx) for the foreclosure of the subject property. As per this 'Notice of Trustee's Sale' a sale is scheduled on 4/18/2018. Payments are next due for 1/1/2016 payment. No payments received in last 12 months.
The collection comments are available till 12/29/2017 only. There are no further comments regarding the FC proceedings or unable to determine the current of FC."
* Payment History is not Complete (Lvl 3) "The payment history is available from 1/5/2018 to 2/8/2018 and 3/20/2016 to 3/20/2017 . However, The history is missing from 4/1/2017 to 12/30/2017. as we require last one year payment history."	* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL missing from loan file"
* Application Missing (Lvl 2)     "Final 1003 (Application) is not signed by borrower."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not signed by borrower."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Required State Disclosures (Lvl 2)     "Required state disclosure missing from loan file below they are:

Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 (Application) is not signed by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL not signed by borrower."
* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."	B	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
																																																																																																																									Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58737375	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$961.31	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$588.01	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2013	$83,986.50	Not Applicable	5.625%	$574.75	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 1/22/2015 till 12/31/2017; however, we require latest 24 months comments history; Servicing comments are missing from 1/1/2018 to 3/31/2018.

Update: Servicing comments are available from 1/9/2017 to 8/31/2019, 10/1/2019 to 5/31/2020, 7/1/2020 to 9/1/2020 and 4/1/2021 to 4/7/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 9/1/2019 to 9/30/2019, 6/1/2020 to 6/30/2020 and 10/1/2020 to 3/31/2021."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment is not completed."
* Title shows an assignment chain break (Lvl 2)     "According to the updated title report there is break in chain of assignment as the assignment is missing from xx”."
* Missing Required Disclosures (Lvl 2)     "List of serivce provider is missing from loan file."
* Recent foreclosure sale/ sale is scheduled within 120 days of review date (Lvl 2)     "According to collection comment dated 7/16/2018, sale was scheduled on 7/16/2018. FC went on hold due to bankruptcy filed on 4/30/2018. No further details has been found about the foreclosure."
* ROR not hand dated by borrower(s) (Lvl 2)     "Final ROR is not hand dated by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed TILA Finance Charge Test.
The finance charge is $119,476.98. The disclosed finance charge of $118,152.15 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: Fail.Loan Data $118,152.15,  Comparison Data $119,486.98, over by -$1,334.83.

2. This loan failed TILA Foreclosure Rescission Finance Charge Test.
The finance charge is $119,476.98. The disclosed finance charge of $118,152.15 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: Fail. Loan Data $118,152.15,  Comparison Data $119,486.98, Variance -$1,334.83."
* Missing Required State Disclosures (Lvl 2)     "Carbon Monoxide Alarms disclosure is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is "Moderate" because this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.
TILA Finance Charge Test: Fail.Loan Data $118,152.15,  Comparison Data $119,486.98, over by -$1,334.83.
TILA Foreclosure Rescission Finance Charge Test: Fail. Loan Data $118,152.15,  Comparison Data $119,486.98, Variance -$1,334.83."
* Property address changed since origination - address on updated title different from note (Lvl 2) "According to the note, mortgage and all other documents at the time of origination shows the subject property address as "xx"; however the updated title report dated 3/29/2018 and latest state tax report shows the subject property address as "xx". The parcel number and legal is same on all the recorded documents."	A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
																																																																																																																									Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43115560	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,121.30	Unavailable	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$807.20	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Notice of Servicing Transfer Origination Appraisal Affiliated Business Disclosure Missing Required State Disclosures Right of Rescission Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $807.20 with the rate of interest 5.125% and a maturity date of 10/01/2033. The current P&I as per payment history is the $706.62. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 09/24/2018 states the loan modification has been approved. However, the modification agreement is missing from the loan file."	* Title Review shows major title concern (Lvl 3) "Subject Mortgage was originated on xx. Updated Title report dated 03/19/2018 shows that there is an active Senior Mortgage against the subject property in favor of xx.
However, Hud-1 does not show pay off for above said senior mortgage. Also, Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject property went on second lien position as updated Title report dated 03/19/2018 shows that there is an active Senior Mortgage against the subject property in favor of xx.
However, Hud-1 does not show pay off for above said senior mortgage. Also, Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC State. The following state disclosures are missing in the loan files.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Foreclosure Delay or Contested (Lvl 2) "According to comment history, Foreclosure was contested for additional fees requested. Foreclosure was put on hold due to contested on xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24340566	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,073.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$916.71	8.800%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/25/2008	$127,881.05	Not Applicable	6.000%	$686.52	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	4: Unacceptable	* Water/Sewer Taxes (Lvl 3) "As per Updated title, there is a municipal tax lien against xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx however, unsecured portion remained as $10,000.00 Collection comments does not show any cram down."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active"	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "As per Updated title report ,there are 3 following state tax liens: 1) There is a school district lien against XXXX and XXXX in the amount of XXXX which was recorded on 01/XX/2009 in favor of XXXX. 2) There is a school district lien against XXXX in the amount of $542.27 which was recorded on 08/25/2011 in favor of State of Ohio Department of Taxation. 3) There is a school district lien against XXXXr and XXXX in the amount of XXXX which was recorded on 08/XX/2015 in favor of XXXX."		D	D	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32927848	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$7,830.46	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,870.02	7.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure HUD-1 Closing Statement Final Truth in Lending Discl. Affiliated Business Disclosure Document Showing a Index Numerical Value Title Evidence Right of Rescission	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Missing evidence of Title from origination. Neither the Final Title Policy or Commitment could be located in the file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "Updated: BK is active."
* Title Review shows major title concern (Lvl 4)     "Per the Updated Title Report, the subject mortgage for XXXX dated 11/XX/2006 and recorded 12/XX/2006 is in Second lien position due to a Muni/City/Code lien against the xx et al in the amount of $1,310.00 in favor of xx recorded on 10/16/2006 (prior to subject).  The subject property is located in PA state (Uniform condominium act which is super lien state). There can be possibility of foreclosure due to this unpaid non mortgage lien.  Missing Title Policy from origination therefore unable to determine if this was an exception to the policy."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "Per the Updated Title Report, the subject mortgage for XXXX dated 11/XX/2006 and recorded 12/5/2006 is in Second lien position due to a Muni/City/Code lien against the xx et al in the amount of $1,310.00 in favor of xx recorded on 10/16/2006 (prior to subject). The subject property is located in PA state (Uniform condominium act which is super lien state). There can be possibility of foreclosure due to this unpaid non mortgage lien. Missing Title Policy from origination therefore unable to determine if this was an exception to the policy."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of the Bankruptcy voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx leaving an unsecured portion for $171,871.14."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file. Estimated HUD was also not provided."	* State Tax Judgment (Lvl 2) "Review of updated title report dated on 3/30/2018, show there is state tax lien against the borrower xx recorded on 8/29/2016 in amount of $6,464.66, in favor of Comm Of PA Unemployment Compensation Fund."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46798353	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,037.95	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,727.73	6.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Verification of Stated Income or Assets	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2014	$389,949.46	$253,449.46	Unavailable	$1,136.97	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Final Truth in Lending Discl. Loan Program Info Disclosure Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Credit Application	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per stated modification terms, the deferred principal balance $253,449.46 is eligible for forgiveness, provided that borrower should not default on new payments, on each of the first, second, third anniversaries of 4/1/2014; however, as per available payment history, the current UPB is $126,550.14 and as per tape, the deferred principal balance is $168,966.31. Hence, it seems that the servicer has forgiven the first 1/3 part of the deferred principal balance in the amount of $84483.16 on the first anniversary."	* Lost Note Affidavit (Lvl 3) "As per document located at "xx", the lost note affidavit has been found along with the copy of original note."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD-1 along with estimated HUD-1 and Itemization is missing from the loan files."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule-D of the voluntary petition, there is an unsecured amount of $89,216.00 out of the secured claim amount of $295,516.00. Did not find any comment indicating cram-down."	* Operative index value is unable to confirm (Lvl 2) "Loan is ARM, operative index value is unavailable from provided loan documents"
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Application Not Signed by All Borrowers (Lvl 2)     "Final Application is available in the loan file at XXXX; however, it is not executed by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Missing Required State Disclosures (Lvl 2)     "The property is located in FL state, so the following required disclosures are missing from the loan files.

Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
																																																																																																								* Application Missing (Lvl 2) "Final application is available in the loan file; however, it is not executed by the borrower."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "As per comment dated 9/26/2017, the FC hold was due to FEMA and the property is located within hurricane XXXX zone."	D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85535128	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$12,458.03	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,000.00	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2008	$403,517.22	Not Applicable	4.500%	$1,513.19	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Title Evidence Notice of Servicing Transfer HUD-1 Closing Statement Missing Dicsloures Affiliated Business Disclosure Final Truth in Lending Discl.	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) ""Final title policy is missing from the loan file. The Commitment or Preliminary Report is also not available from the loan file.”"
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State New Jersey which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD-1 and itemization is missing in the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in NJ State. The following state disclosures are missing in the loan files.
NJ Attorney Disclosure
Unacceptability of Insurance Notice
Attorney Disclosure II
Tax Bill Information
Private Well Testing
Choice of Insurer Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Not in current scope."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34265971	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,748.37	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$979.71	6.500%	360	360	xx	xx	$46,883.61	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/05/2016	$168,065.83	Not Applicable	4.125%	$969.60	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Origination Appraisal Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/27/2020, the reason for default is the borrower has been impacted by covid-19. As per the comment dated 10/10/2020, covid-19 RPP began from 11/1/2020 for 8 months in the amount of $402.92. No further details have been found."	* Missing Required Disclosures (Lvl 2) "The subject property is located in NJ State. The following require disclosure are missing in the available loan files.
( NJ attorney Disclosure, Unacceptability of Insurance Notice, Attorney Disclosure II, Tax Bill Information, Private Well Testing,  Choice of Insurance Disclosure, Civil Union / Domestic Partnership Addendum to Uniform Residential Loan Application)
 Initial Escrow Acct Disclosure Loan Program Disclosure, Servicing Transfer Document, Affiliated Business Form, List of Service Providers. Homeownership Counseling )."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The review of the updated title report dated 04/12/2018 shows that there is break in assignment from xx."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "There was one certificate of real estate lien against the xx on the subject property which was purchased by xx service on 06/11/2008 total in the amount of $1,357.03, later it was redeemed on 06/19/2008."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test Result FAIL Loan Data $839.00 Comparison Data $0.00 Variance +$839.00.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file; however, appraised value has taken from transmittal summary located at "xx""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Prohibited Fees Test Result FAIL Loan Data $839.00 Comparison Data $0.00 Variance +$839.00."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62682223	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$5,653.64	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,617.26	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	40.388%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2010	$283,488.37	Not Applicable	4.250%	$1,484.68	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 4/30/2020, the borrower’s income has been impacted due to covid-19."	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/13/2019 to 7/26/2019, from 9/20/2019 to 4/30/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 8/1/2019 to 8/31/2019."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 09/4/2015 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $14,114.00."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment is not completed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $311,285.47. The disclosed finance charge of $268,651.42 is not considered accurate because it is understated by more than $100.

TILA Finance Charge Test: FAIL $268,651.42 $311,285.47 -$42,634.05"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is moderate as loan is failing for Finance charge test.
TILA Finance Charge Test: FAIL $268,651.42 $311,285.47 -$42,634.05"
* Active State Tax Lien Judgement. (Lvl 2)     "As per Updated title report dated 03/30/2018, there is a state Tax lien in the amount of $2,649.54 which was recorded on 09/1/2015 in favor of Illinois Department of Revenue."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of assignment is incomplete; there was gap between the “xx”."		D	D	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88786382	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$841.67	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$781.96	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Affiliated Business Disclosure	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) ""Available final HUD-1 not scanned properly (fees are unclear), therefore unable to run compliance with points and fees, and there is no estimated HUD/Itemization available file to test compliance.""	* Missing Required State Disclosures (Lvl 2) "The subject property is located in NY state and the required disclosures for this state are missing from the loan file as follow.
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) NY Interest Rate Disclosure
3) NY Hazard Insurance  Disclosure
4) Tax Escrow Account Designation
5) Mortgage Bankers and Exempt Organizations Preapplication
6) Co-Signer Notice Requirements
7) New York Real Property Escrow Account Disclosure
8) Commitment Disclosure
9) Lock-in Disclosure
10) Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination of loan is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69825027	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,941.46	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$612.64	6.250%	360	360	xx	xx	$2,602.71	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property Damage (Lvl 3) "As per the document located at“xx” in the given loan files the damage was found on the property due to windstorm and Hail on 4/23/2014 with claim number xx. The estimate to repair or replace damaged property is in the amount of $7,638.04.The enclosed claim payment to the borrower of $3,106.55 is for the actual value of the damaged. As per the servicing comments on 8/12/2017, the check No xx, received claim funds in the amount of $3,106.55 however; there is no evidence which shows that the damages has been repaired or not."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test as;
TILA Finance Charge Test: FAIL Loan Data $121,936.57  Comparison Data $122,931.57 Variance is -$995.00
The finance charge is $122,931.57. The disclosed finance charge of $121,936.57 is not considered accurate because it is understated by more than $100."
* Issue with the legal description or recorded instrument (Lvl 2)     "Legal Description mentioned on Deed is not matching with legal description mentioned on recorded mortgage and final TPOL.
As per the Warranty deed which was made on 10/15/1998, the legal description is mentioned as a 135.00 feet to the point of beginning containing 1.579/- acres.
As per the Mortgage and Final title policy the legal description is mentioned as a 135.00 feet to the point of beginning.
The containing 1.579/- acres is missing in the both documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the TILA Finance Charge Test: FAIL Loan Data $121,936.57  Comparison Data $122,931.57 Variance is -$995.00"
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in New York (NY) state. The below Required State disclosures are missing in the given loan files.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Pre-application
6. Part 80 Disclosure
7. Alternative Mortgage Transaction Disclosures
8. Co-Signer Notice Requirements
9. Default Warning Notice
10. Smoke Alarm Affidavit
11. New York Real Property Escrow Account Disclosure
12. Subprime Home Loan Counseling Disclosure
13. Subprime Home Loan Tax and Insurance Payment Disclosure
14. Subprime Home Loan Disclosure
15. Commitment Disclosure
16. Lock-in Disclosure
																																																																																																								17. Expiration of Lock-in or Commitment Period"		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68191696	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$214.79	05/25/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$695.95	6.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/25/2012	$116,289.45	Not Applicable	4.375%	$580.62	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 10/XX/2004 as an FHA loan with case #XXXX. No indication of any changes in loan type found in the loan file."
																																																																																																						* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 12/04/2020, the reason for default is loss hour at work due to covid."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/04/2019 to 05/22/2019, 07/06/2019 to 08/20/2019, 10/05/2019 to 03/26/2020, 05/04/2020 to 08/28/2020, 11/03/2020 to 01/14/2021, 03/15/2021 to 04/09/2021. However, we require the latest 24 months payment history. Payment history is missing from 06/01/2019 to 06/30/2019, 09/01/2019 to 09/30/2019, 04/01/2020 to 04/30/2020, 09/01/2020 to 10/31/2020, 02/01/2021 to 02/28/2021."	* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing in the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13308040	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$959.05	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,142.48	8.845%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/03/2012	$168,221.04	$39,971.04	2.000%	$544.99	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure Credit Application	xx	2: Acceptable with Warnings	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "The loan was modified on 3/XX/2015. The new principal balance per modification is in the amount of $168221.04, $39971.04 of the new principal balance shall be considered as deferred principal balance. In addition the 100% of the deferred principal balance is eligible for forgiveness in equal installment over 3 years, if borrower is not default on new payment then servicer shall forgive one-third of the outstanding portion of deferred principal balance on each of the first, second and third anniversaries of the modification effective date."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated 10/2/2015 shows amount of claim without deducting value of collateral is xx and value of collateral is xx; however, unsecured portion remained as $2543.22. Collection comments does not show any cram down."
* Payment history missing (Lvl 3)     "Payment History is available from date 1/11/2016 till 2/9/2018; However, we required latest 12 months pay history. Payment History are missing from date 2/9/2018 till 2/28/2018.

Updated Comment:-
Latest 24 momths payment history is available."
* Property is vacant (Lvl 3) "As per the appraisal document locator ("xx") state that the subject property is vacant but the collection comment does not reflects, whether the subject property is vacant or not."	* Loan program disclosure missing or unexecuted (Lvl 2) "The subject loan is ARM; however the loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Property Damge (Lvl 2)     "Collection comment dated on 5/25/2016 states that there is evidence of damage is found, the damage is due hail storm which was just passed ; however no estimated repair cost is given and no nature of damage is found . Latest BPO report is also missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report dated on 4/3/2018 states that there is a gap/break in the chain of assignment of mortgage as follows;
1.The assignment of mortgage is required from "xx."
																																																																																																								2. The assignment of mortgage is required from " xx"		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:2055 Drive-by	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60747266	xx	xx	561-692	17783	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$826.42	04/26/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$925.08	9.450%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/15/2009	$121,523.17	Not Applicable	9.450%	$1,030.88	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is not active."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX state, however required state disclosure missing from loan file.
1.TX Loan Agreement Notice.
2.Commitment Requirement/Anti-Tying.
3.TILA Disclosures in Spanish.
4.Collateral Protection Insurance Disclosure.
6.Non-Deposit Investment Product Disclosure Are there any promotional materials.
7.Insurance Solicitation/Post Commitment Requirement."
* Missing Required Disclosures (Lvl 2)     "List service provider is missing from loan file."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "Review of updated title report dated 4/9/2018 reflects an IRS tax lien against the 'Shirley A Wingrey' recorded on 3/19/2013 in amount of $34,884.44 in favor of 'Department of the Treasury-IRS'."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1432803	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$664.19	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$317.00	3.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	No	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/24/2014	$59,812.83	Not Applicable	3.625%	$594.97	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Credit Application Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	xx	3: Curable	* The property has unrepaired damages (Lvl 3) "According to comment dated 08/08/2017 reflects that the amount of loss is $10,001 and the comment dated 08/15/2017 the received cheque is in the amount of $929.07 for the loss occurred on 05/13/2016. The comment dated 10/5/2017, the subject property has damage due to the Ac Leaking Into the Home and stated If that wasn't fixed. There was no point in fixing the floors as it would just get damaged. However, further information regarding repairs are not available. The nature of damage is unable to determine. The latest BPO report is not available to determine the current condition of the subject property. (Lvl 3)

Updated:- As per comment on 9/10/2019 the property had damaged on 09/05/2019 due to storm and total damage amount is $6,098.00. Borrower had filed claim. As per comment on 10/3/2019, the check was received in the amount of $1,380.87. No further information is available regarding damages/repairs."
* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit document is available in the loan file located at "xx". The original will be damaged or disposed. However the scanned copy of original Note is available in loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to
TILA APR Test:"
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file"
* Property is Mobile Home (Lvl 2)     "According to the available document of  'Security Agreement and Deep of Trust" dated xx" the property type shows as "Mobile Home" with xx, this same document confirms that lender received the title rights of mobile home as well as land (subject collateral is covered). Property type as mobile is also confirmed from other documents such as; certificate of title located at "xx”, title application document located at "xx', Bankruptcy documents, and the modification agreement dated 05/27/2003 (all these documents have model# and VIN# on them. The final title policy at the time of origination dose not has ALTA 7 with it. The latest Tax assessor report does not confirm the property type on it. Appraisal at origination is missing from loan file."
* Application Missing (Lvl 2)     "Final Application at the time of origination is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing in the loan file"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Title Review shows break in assignment  (Lvl 2)     "There is Break in chain of assignment as the loan was assigned to xx without nominee."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to
TILA APR Test:
Loan Data 0.000% Comparison Data  3.625% Variance 3.625%"
* Settlement date is different from note date (Lvl 2)     "Settlement Date is different from note date, As per the note agreement note date is xx however as per HUD 1 settlement date is xx."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing in the Loan file"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in the timely manner."	B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,098.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10516851	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,293.72	04/16/2021	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$957.14	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Loan Program Info Disclosure Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $15,592.27.00 as unsecured portion out of claim amount $280,592.27.00. The value of collateral that supports the claim amount is xx. Did not see comments indicating a cram down.”"	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan did not pass the prohibited fees test. (9 VSA §42)
The Vermont statutes provide that only those fees expressly permitted may be charged.
FAIL"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VT state. The following state disclosures are missing from the loan file as follows:
VT Addendum to Residential,
Disclosure of Interest Rate and Possibility of Change of Role to Mortgage Broker,
Privacy Notice,Co-signer’s Notice,Commitment Agreement."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Vermont Mortgage Lender License Prohibited Fees Test:  FAIL     Loan Data:$4,485.00;    Comparison Data: $0.00;   Variance:+$4,485.00."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value from the available loan file."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of assignment has not been completed. The last assignment is with xx"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner."	A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13532709	xx	xx	561-692	17799	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,563.90	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$444.46	6.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure	xx	3: Curable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) ""This loan is FHA. The loan was originated on 10/7/2009 as an FHA loan with xx. MI cancellation is missing from the loan file. However, unsure whether the FHA has terminated or not.""	* Issue with the legal description or recorded instrument (Lvl 3) "According to updated title report dated 04/03/2018, the assignment of mortgage has wrong reference of instrument and page# to subject mortgage. The subject mortgage recorded on xx. This can be cured by re-formation of the same assignments with correct instrument and page#."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "According to PACER records,  the borrower has recently filed the bankruptcy under chapter 13 with xx on 11/30/2017.The POC was filed on 2/26/2018 with a secured claim  of $74,615.16 and the arrearage in the amount of  $9,347.04."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Tx state;  However, the following required state disclosures are missing from the loan files.
(1) TX Loan Agreement Notice
(2) Commitment Requirement/Anti-Tying
(3) Non-Deposit Investment Product Disclosure Are there any promotional materials?
(4) Insurance Solicitation/Post Commitment Requirement."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan files."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23481562	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$175.00	$3,093.87	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,061.81	5.875%	360	360	xx	xx	$49,764.61	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2013	$224,048.01	Not Applicable	2.000%	$678.47	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Credit Application	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description mentioned in Bargain and Sale deed (Book/Page#xx) is inconsistent with the legal in Quitclaim Deed (Book/Page#xx) and recorded copy of Mortgage (Book/Page#xx):

legal description mentioned in Bargain and Sale deed: Legal mentioned in terms of metes and bound along with it states that it is being known and designated as Lot xx" while the legal description in terms of metes and bounds is missing in Quitclaim Deed and recorded copy of Mortgage and legal description in both the documents are stated as it is being known and designated as Lot xx.""
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Application Not Signed by All Borrowers (Lvl 2) "Final 1003 is not executed by borrower."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "1st installment of 2017 year Utility taxes of $175.00 are delinquent and were past due on 4/1/2018.

Title searcher has contacted the Tax Office and confirmed that the water is private and the annual sewer taxes are in the amount of  $350.00 per year with the 1st payment of $175.00 and it was due on 4/1/2018."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $22,824.00 out of total claim in the amount of $222,824.00 (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateralxxand no evidences of cram down found and the debtor was discharged on 1/25/2018  and case was terminated on 2/16/2018."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (NJ) disclosures are missing from the loan file:

1. NJ Attorney disclosure
2.  Unacceptability of Insurance Notice
3.  Attorney Disclosure II
4. Private Well Testing
5.  Choice of Insurer Disclosure
6. Tax Bill Information."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is not executed by borrower."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51157303	xx	xx	561-692	17836	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$9,306.65	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$831.75	9.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/08/2013	$69,421.98	Not Applicable	7.625%	$463.27	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure HUD-1 Closing Statement Affiliated Business Disclosure Notice of Servicing Transfer Missing Dicsloures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "According to the updated title report dated 04/05/2018, there is an active municipal Lien against the subject property in the favor of xx for the amount of XXXX which was recorded on xx
The subject property is located in Pennsylvania; which is a super lien state. There is a risk of property being foreclosed due to above unpaid lien.
This can be cured by paying off the above unpaid lien with late charges and accrued interest."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 04/05/2018, the subject mortgage is at second lien position as there is an active municipal Lien against the subject property in the favor of xx for the amount of $XXXX which was recorded on 12/XX/2006."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file located at “xx”; however, all the points and fees are hand written."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is available in the loan file; however, the page#xx for certification and signature is missing from the document."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Property address changed since origination - address on updated title different from note (Lvl 2)     "According to the original note, the subject property address is “xx"
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value as the supportive documents are missing from the loan file."
																																																																																																								* State Tax Judgment (Lvl 2) "According to the updated title report dated 04/05/2018, there is an active junior state tax lien against the borrower in the favor of xx"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91523178	xx	561-692	561-116	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,993.48	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,169.15	4.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/10/2013	$241,691.36	Not Applicable	3.250%	$1,051.86	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 3/11/2010 as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file. Per seller conformation dated 9/1/2017 this document is not available with them. Tape shows no MI coverage"
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1 settlement date is xx."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."		B	B	Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76633228	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,731.37	Unavailable	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$899.14	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	Yes	58.691%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage with the original P&I $899.14 & the interest rate 5.875% & the maturity date 1/XX/2034. As per the updated payment history, the current P&I is $1,071.95, interest rate unable to determine. Hence, there is reduction in P&I with respect to note data which seems that there would be a possibility of modification. However, the modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "Comment history is available from 6/19/2019 to 7/7/2020, for 10/24/2020, from 3/19/2021 to 5/5/2021. As we require 24 months comment history, the comment history is missing from 8/1/2020 to 9/30/2020, from 11/1/2020 to 2/28/2021."
																																																																																																							* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/10/2019 to 1/12/2021, from 3/10/2021 to 3/30/2021. As we require 24 months payment history, the payment history is missing from 2/1/2021 to 2/28/2021, from 4/1/2021 to 4/30/2021."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41076636	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$260.70	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$382.95	7.250%	180	180	xx	xx	$38,393.30	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	8.561%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Missing Dicsloures Initial Escrow Acct Disclosure Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $382.95 with the rate of interest 7.250% and a maturity date of 07/01/2017. The current P&I as per payment history is the $194.04. However, there is reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 08/14/2018 states the loan was modified on 04/01/2018. However, the loan modification agreement is missing from the loan file."	* Property is Vacant (Lvl 3) "Comment dated 2/20/2018 shows that the subject property is Vacant."
* Comment history is incomplete (Lvl 3) "The comment history is available from 5/9/2019 to 5/30/2019, from 7/5/2019 to 8/15/2019, from 10/3/2019 to 10/30/2019, from 12/4/2019 to 12/16/2020, from 2/4/2021 to 2/7/2021 and from 4/7/2021 to 4/8/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 6/30/2019, from 9/1/2019 to 9/30/2019, from 11/1/2019 to 11/30/2019, from 1/1/2021 to 1/31/2021, from 3/1/2021 to 3/31/2021."	* Missing Required Disclosures (Lvl 2) "The following disclosure is missing from the loan file.
1. List of service providers."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Matured Loan (Lvl 2)     "The subject mortgage was originated on 06/XX/2002 and the maturity date is 07/XX/2017. As per the collection comment dated 08/14/2018 states the loan was modified on 04/XX/2018. However, the loan modification agreement is missing from the loan file. Hence, unable to determine the extended loan maturity date."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosure are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
																																																																																																								3. Financial Institution Choice of Insurance Disclosure."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68732404	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$5,132.47	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,806.10	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "The collection comments are available from 5/6/2019 to 8/13/2020, 10/30/2020 to 1/15/2021, 04/01/2021 to 04/24/2021. However, we require 24 months of the collection comments. The comments are missing from 09/01/2020 to 09/30/2020, 02/01/2021 to 03/31/2021."	* Missing Required State Disclosures (Lvl 2) "Following LA state disclosures are missing from the loan file.
Authorization Fees, Charges and Expenses for Federally Related Mortgage Loan
Financial Institution Choice of Insurance Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files"
* Property Damage (Lvl 2)     "As per comment dated 1/30/2018 the property inspection has been done on 1/23/2018 which states that subject property is vacant and secured having electrical/ water damages and no work ordered due to BK pending client response. No information available regarding insurance filing.
No latest BPO report or property inspection report available in the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is signed but not hand dated by borrower."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per updated title report 4/3/2018 currently property is vested in the name of xx. As per Property Saety Deed recorded xx."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86453379	xx	xx	561-692	17880	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,326.00	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,602.48	6.000%	180	180	xx	xx	$36,157.02	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* Matured Loan (Lvl 4) "As per original Note the loan was matured on 5/1/2019. The available latest 24 months servicing comments does not reflect any mod or extension of agreement."	* Comment history is incomplete (Lvl 3) "The collection comments are incomplete. The collection comments are available from 05/23/2019 to 05/23/2019 and 07/30/2019 to 09/24/2019 and 11/01/2019 to 06/23/2020 and 08/11/2020 to 04/23/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 06/01/2019 to 06/30/2019 and 10/01/2019 to 10/31/2019 and 07/01/2020 to 07/31/2020."
* Active Judgment Against Borrower (Lvl 3)     "As per updated title report dated 04/04/2018, there is a senior child support lien against the borrower which was recorded on xx in the amount of $802.13 in the favor of xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of service transfer is missing from the loan files."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Borrower is within SOL."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73050995	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,970.88	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$560.23	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2014	$69,676.37	Not Applicable	4.625%	$318.86	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Credit Application	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Voluntary Petition, schedule-D  shows amount of $4214.00 has unsecured portion out of amount of claim $67,514.00. Did not see comments indicating a cram down.”"
* Water/Sewer Taxes (Lvl 3) "As per the updated title report there is one water/sewer lien open against subject property in the amount of $58.45 in the favor of xx, property located in IN state."	* Title Review shows break in assignment (Lvl 2) "The subject mortgage is currently assigned to "xx""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing in the loan file ."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower ."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state os Indiana. The following disclosures are missing in the loan file.
1)Hazard Insurance Disclosure
2)Federal Consumer Credit Protection Act Disclosure
3)Insurance Freedom of Choice Disclosure"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Application Missing (Lvl 2) "The available copy of final 1003 is not signed by borrower , located at (xx). However, the values are considered as per the document."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4517924	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,638.07	Unavailable	xx	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,902.80	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition schedule D the amount of claim is $406,541.09, value of collateral is xx and unsecured portion is xx. No evidence of cram down is found."	* Missing Required State Disclosures (Lvl 2) "Below state disclosures are missing from the loan file.
1. Anti-Coercion Notice
2. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per final HUD-1 settlement date is xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."	B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
																																																																																																																									Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36372608	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,942.52	Unavailable	xx	No	Court Delay	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,377.80	5.375%	180	180	xx	xx	$46,231.62	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2017	$107,635.13	Not Applicable	2.000%	$1,288.88	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 6/24/2020 the borrower's income has been impacted due to covid-19. The borrower said that he is retired and receives his monthly check. His wife had to stop working last year because she has cancer. No further details have been found."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for CT License Validation Test
This loan failed the Connecticut license validation test. (CT HB 5577 Section 39(b))
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no
longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008"
* Missing Required State Disclosures (Lvl 2)     "The subject property is in CT state.
Following disclosures are missing from the loan file.
Interest Rate Disclosure
Lock-In Agreement Disclosure
Payoff Statement Disclosure
Legal Representation Disclosure
Non-Prime HUD Contact Disclosure
Non-Prime Notice of Loan Terms Disclosure
Interim Financing Disclosure"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:: FAIL Charged $78,271.43 Allowed $79,271.38 Over By -$955.93."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:: FAIL Charged $78,271.43 Allowed $79,271.38 Over By -$955.93.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $79,271.36. The disclosed finance charge of $78,315.43 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $79,271.36. The disclosed finance charge of $78,315.43 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to the payment history as of 4/16/2021, the borrower is current with the loan. The last payment received on 4/16/2021, the payment applied date was 4/1/2021 and the next due date for payment is 5/1/2021. The P&I is in the amount of $1,288.88 and PITI is in the amount of $2,185.83. The UPB reflected as per the payment history is in the amount of $54,188.79."
* The property has unrepaired damages (Lvl 2)     "As per the comment dated 10/8/2020 the subject property has some repairs. No further details have been found."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45090706	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,184.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$755.16	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $2,243.00 as unsecured portion out of claim amount $ $87,243.00. No document or servicing comments were found that indicates property had a cramdown."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
* Active State Tax Lien Judgement. (Lvl 2)     "There is an active junior lien has been found on updated report dated 4/2/2018.
 There is an active junior "State Tax Lien" against the subject borrower in the amount of XXXX in favor of "XXXX" which was recorded on 06/XX/2016."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) ""Choice of Insurance Agent" state disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	476494	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,006.70	05/15/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$724.75	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Final Truth in Lending Discl. Origination Appraisal	xx	2: Acceptable with Warnings	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 6/26/2009 as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file. Per seller conformation dated 9/1/2017 this document is not available with them."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  Loan data 0.00%, Comparison data 5.719%, hence the variance is -5.719% (As Final TIL is missing)
The annual percentage rate (APR) is 5.719%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file.
Per seller confirmation dated 9/1/2017 this document is not available with them."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file, however the information updated from Underwriting Transmittal Summary report located at (XXXX)
Per seller confirmation dated 9/1/2017 this document is not available with them."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "The borrower has filed bankruptcy on 7/8/2015 under XXXX with case#XXXX. The plan was confirmed on 9/XX/2015. As per XXXX plan the debtor shall pay to trustee the sum of $675.00 monthly for 60 months. The total amount to be paid in the plan is $40,500.00. Bankruptcy POC was filed on 11/XX/2015 in the amount of $138,736.13 and amount of arrearage is $24,494.35. POC was filed under deadline (11/16/2015) hence issue is resolved."	A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33708398	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$1,110.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$390.73	8.000%	360	360	xx	xx	$14,534.50	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in TN state, however required state disclosure missing from loan file.
1. Placement of Insurance Disclosure.
2. TN Consent to Disclosure of Insurance Information.
3. Choice of Agent/insurer.
4.  Insurance Solicitation/Post Commitment."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per Updated title report dated 4/9/2018, the subject mortgage was originated on xx”"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49451256	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$563.07	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$425.58	8.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	4.918%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal Final Truth in Lending Discl. Missing Required State Disclosures	xx	3: Curable	* Property is Vacant (Lvl 2) "Review of collection comment dated 5/28/2016 reflects the subject property is vacant."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file.  Used property value provided on the 1008."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of TN.  The following required state disclosures are missing from the loan file:
1. Placement of Insurance Disclosure.
2. Insurance Solicitation/Post Commitment.
																																																																																																								3. TN Consent to Disclosure of Insurance Information."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13149315	xx	xx	561-692	17907	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,976.18	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,523.90	5.625%	180	180	xx	xx	$96,284.56	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Initial Escrow Acct Disclosure Origination Appraisal	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 4/10/2019, 8/9/2019, 10/29/2019 to 1/22/2020, 3/17/2020, 7/16/2020, 9/3/2020 and for 11/14/2020. We require the latest 24 months of the collection comments. The collection comments are missing from 5/1/2019 to 7/30/2019, 9/1/2019 to 9/30/2019, 2/1/2020 to 2/28/2020, 4/1/2020 to 6/30/2020, 8/1/2020 to 8/30/2020, 10/1/2020 to 10/30/2020 and from 12/1/2020 to 4/30/2021."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of FL. The following state disclosures are required and are missing from the loan file.
Anti-Coercion Notice
Insurance Sales Disclosure"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "According to the payment history as of 4/16/2021, the borrower is current with the loan. The last payment received on 4/16/2021, the payment applied date was 4/1/2021 and the next due date for payment is 5/1/2021. The P&I is in the amount of $1,121.16 and PITI is in the amount of $1,530.13. The UPB reflected as per the payment history is in the amount of $199,497.04. However as per tape the loan is delinquent for 57 months."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89483767	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$5,416.38	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,230.47	5.625%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Loan Program Info Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx; however, unsecured portion remained as $18,169.00. Collection comments does not show any cram down."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3)     "BK is not active."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at second lien position as updated title report dated 4/9/2018 shows an open senior mortgage in the amount of xx."
* Title Review shows major title concern (Lvl 3) "Updated title report dated 4/9/2018 shows an open senior mortgage in the amount of xx. Final title policy at the origination does not reflect this mortgage is as open. Neither release/satisfaction of mortgage documents found in loan file nor Final HUD-1 shows payoff towards this senior mortgage."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in NY state.
Following disclosure is missing from the loan file.
Alternative Mortgage Transaction Disclosures
Co-Signer Notice Requirements
New York Real Property Escrow Account Disclosure
Subprime Home Loan Disclosure
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Operative index value is unable to confirm (Lvl 2)     "Operative index is unable to determine."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing disclosure is missing from loan files."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76832843	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,125.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	$1,226.88	$1,842.02	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/13/2009	$235,558.51	Not Applicable	2.875%	$826.38	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "According to the payment history as of 5/6/2021, the borrower is current with the loan. The last payment received on 5/6/2021, the payment applied date was 5/1/2021 and the next due date for payment is 6/1/2021. The P&I is in the amount of $1,278.49 and PITI is in the amount of $1,616.34. The UPB reflected as per the payment history is in the amount of $234,944.54."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "Updated title report as of 04/03/2018 shows there is break in assignment chain. There is no chain between xx. Gap assignment is needed."		D	D	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	77138421	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,988.41	Unavailable	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$875.36	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Credit Application
Final Truth in Lending Discl.
Notice of Servicing Transfer
Origination Appraisal
Modification
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Right of Rescission
Title Evidence	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional Arm mortgage with P&I of $875.36 with the rate of interest 5.750% and a maturity date of 02/01/2037. The current P&I as per payment history is the $882.71. However, there is increase in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 05/02/2019 states the loan modification has been approved. However, the loan modification agreement is missing from the loan file."
* Missing Title evidence (Lvl 4) "Final TPOL is missing from the loan file, neither title commitment nor preliminary report was found in file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with itemization and estimated hud is missing from the loan file."	* Property Damage (Lvl 2) "As per the comment dated 9/6/2015, the property had damages. The roof was damaged. As per inspection report dated 9/2/2015 located at” 7600403270_OTHER_NOTICES_163572002P1852643_218” also reflects the damages in the amount of $3500.00. No further comments are found stating the roof was repaired. No latest BPO report was found."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing in the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55877240	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,484.27	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,921.91	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,921.91 with the rate of interest 5.875% and a maturity date of 09/01/2035. The current P&I as per payment history is the $2,307.89. However, there is increase in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 02/28/2020 states the loan modification has been approved. However, the modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/1/2019 to 10/31/2019 and 12/1/2019 to 10/31/2020 and 12/01/2020 to 01/31/2021 and 03/01/2021 to 04/30/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 11/01/2019 to 11/30/2019 and 11/01/2020 to 11/30/2020 and 02/01/2021 to 02/28/2021."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 10/3/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $151,060.75. There is no information regarding cram down was found in the bankruptcy case."	* Active State Tax Lien Judgement. (Lvl 2) "According to the updated title report dated 4/3/2018, there are two state tax lien against the borrower xx
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "Updated:-According to the payment history as of 04/30/2021, the borrower is current with the loan. The last payment received on 04/30/2021 which was applied to 05/01/2021 and the next due date for payment is 06/01/2021. The P&I is in the amount of $2,307.89 and PITI is in the amount of $3,127.83. The current UPB reflected is in the amount of $474,159.55."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6225349	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$5,412.67	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,694.60	7.250%	360	360	xx	xx	$46,586.60	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.668%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Title Review shows major title concern (Lvl 3) "The subject mortgage is second lien position As The subject mortgage was originated on xx. The updated title dated 4/10/2018 shows there is an active senior mortgage prior to the subject Mortgage, In the favor of xx.
Final Hud-1 shows pay off to xx.No release/payoff has been found for the same in the available loan file.
The Final Title policy dated xx by xx does not show any exception to schedule B for any previous mortgage or liens."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage position was changed to second position.As per updated title report dated 4/10/2018, there is one senior mortgage against the borrower in favor of xx."	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in NJ state, following disclosures are missing from the loan file.
1)NJ Application Disclosure.
2)Delivery Fee Authorization
3)NJ Attorney Disclosure
4)The unacceptability of Insurance Notice
5)Private Well Testing

6.Commitment Disclosures
7.Choice of Insurer Disclosure
8.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
9.   Tax Bill Information
10.Attorney Disclosure II"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
																																																																																																								* State Tax Judgment (Lvl 2) "As per updated title report dated 04/10/2018 there is one state tax lien was found against the borrower in the favor of State New Jersey for the amount of $12,326.62 which was recorded on 04/15/2010."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of dated 05/03/2021 the next due date is 05/01/2021."	B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8989065	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$461.44	$461.44	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$463.58	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/07/2013	$60,547.59	Not Applicable	4.000%	$253.05	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission Mortgage Insurance Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Brokerage/Finder Fee Test: FAIL
Loan Data $2,814.00 Comparison Data $1,326.00 Variance +$1,488.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is  missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "According to the final application, the values for MI is in the amount of $23.20. However, MI certificate is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "According to the updated title report dated 03/30/2018, the 2017 combined annual taxes are delinquent for the amount of $461.44."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Loan Data $2,814.00 Comparison Data $1,326.00 Variance +$1,488.00"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "According to an appraisal report dated 7/16/2002, the subject property type was manufactured home. The manufactured home rider attached to the subject mortgage located at “7600384133_SECURITY_INSTRUMENT_163542002P1171042_339 Pg#16”. Also, there is a affidavit of affixation regarding manufactured housing unit which shows Serial# as “xx” and states that the home has been attached to a permanent foundation. The wheels, axles, towbar or hitch were removed when the manufactured home was placed on the permanent site."		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58303177	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$0.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$837.49	6.500%	360	360	xx	xx	$25,971.30	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	49.369%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$971.21	Unavailable	Unavailable	xx	xx	xx	xx	Notice of Servicing Transfer Modification	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per the review of updated title report dated 4/6/2018, there is a water/sewer lien in the amount of $3.50 in the favor of xx which was recorded on 1/11/2012. The subject property is located in PA, which is a super lien state. There is a possibility of foreclosure due to above unpaid water/sewer lien."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "Updated Comment:
The conventional fixed rate loan was originated on 5/24/2007 with interest at the rate of 6.50% and P&I in the amount of $837.49. However latest payment history shows current P&I in the amount of $971.21 and the comments dated 10/30/2020 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject is on second lien position as there is a water/sewer lien in the amount of $3.50 in the favor of xx. The subject mortgage was originated on 5/XX/2007 with xx for xx, the water/sewer lien was recorded on 1/XX/2012.
.."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer Document is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "Updated Comment:
																																																																																																									According to the payment history as of 4/27/2021, the borrower is performing with the loan. The last payment was received on 4/27/2021 which was applied for the due date of 4/1/2021 and the next due date for payment is 5/1/2021"	B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66058168	xx	xx	561-692	17984	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,811.47	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,573.16	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2009	$297,627.22	Not Applicable	2.000%	$943.47	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* As per modification agreement lender has agreed to waive or forgive a large unpaid balance (Lvl 4) "According to collection comment (Comments-Collections.xls) dated 3/12/2020, the loan was modified on 4/1/2020 with new UPB in the amount of $278,190.00 with deferred UPB of $65,238.00. Also, forgiven balance in the amount of $36,718.00 which exceeds 2.00% of modified amount."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition, Amount of secured claim is $300,000.00 and unsecured portion is $62,700.00, the Value of collateral is xx.Did not reflect comment indicating cramdown ."	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in Massachusetts (MA) state. Following are the required State disclosures are missing in the given loan files.
1]Lead-Based Paint Disclosure.
2]Mortgage Loan Application Disclosure.
3]Carbon Monoxide Alarms.
4]MA Smoke Detector Certificate.
5]Notice of the Specific Reason for Denial of Credit."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update:
The payment history dated as of 4/13/2021 reveals that the borrower is current with loan. The payment next due date is 5/1/2021. The last payment was received on 3/31/2021 in the amount of $1,850.66 and it was applied for the due date of 4/1/2021. The current P&I is $1,250.64. The current unpaid principal balance reflects in the amount of $275,214.14.

The borrower is within SOL. Hence, the issue is resolved."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data$312,296.72 Comparison Data $312,547.73  Variance-$251.01

This loan failed the TILA finance charge test.FAIL
The finance charge is $312,547.73. The disclosed finance charge of $312,296.72 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data$312,296.72    Comparison Data $312,547.73   Variance-$251.01

This loan failed the TILA right of rescission test. FAIL
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by delivery of all material disclosures, whichever occurs last."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. Fail
The finance charge is $312,547.73. The disclosed finance charge of $312,296.72 is not considered accurate because it is understated by more than $100.

This loan failed the TILA right of rescission test. FAIL
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
																																																																																																								notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13095808	xx	xx	561-692	17985	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$1,381.27	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,045.33	7.500%	360	360	xx	xx	$7,519.53	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/22/2016	$78,000.00	Not Applicable	2.000%	$236.20	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "The Loan modification agreement (xx) was made on 9/22/2016. As per new modified terms, the modified principal balance is $78,000.00 and lender has forgiven the amount $118,455.86 from previous balance, which exceeds 2% of modification amount."	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in Illinois (IL) state. The below Required State disclosures are missing in the given loan files.

1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Updated title report dated 03/31/2018, shows that the property was transferred through deed which was made on xx.
However, currently property is vested in the name of Darlene Butler only. Property is assessed only on Darlene Butler, No probate/will found on Winzell Butler’"
* Not all borrowers signed TIL (Lvl 2)     "The Final TIL is not signed by borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "The date of Final TIL is not hand dated by borrower."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94883902	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,322.46	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,957.99	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Manufactured Housing	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/13/2012	$312,792.44	Not Applicable	4.625%	$1,431.43	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 3) "As per appraisal report, the subject property is manufactured housing; however, no other information related to the same was observed. Tax report states that property is single family(Residential) and does not indicate about the manufactured housing. As there is no BPO report in loan file, unable to determine the house is affixed to land or not. Alta 7 endorsement is not available with the final title policy at the time of origination."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing in the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state. The following state disclosure are missing in the loan files.
Lead-Based Paint Disclosure,Carbon Monoxide Alarms,MA Smoke Detector Certificate."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
																																																																																																								* Variation in Parcel number(APN#) (Lvl 2) "As per appraisal report, the parcel# is xx; however, as per the updated title and tax report, the parcel# is xx."		D	D	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	77832196	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$592.13	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$321.98	7.375%	180	180	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$41,471.51	Not Applicable	2.500%	$320.39	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Right of Rescission Missing Required State Disclosures Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Title Evidence Origination Appraisal	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy at the time of origination is missing from loan file, also preliminary title policy and title commitment is not available in loan file."	* Active Judgment Against Borrower (Lvl 3) "According to the updated title report dated 04/05/2018 there is an active civil judgment found against borrower in the amount of $90.00 in the favor of xx, prior to the subject mortgage."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD 1at the time of origination is missing from loan file. Also, the preliminary HUD1 and itemization is not available in loan file."	* Application Missing (Lvl 2) "Final application at the time of origination is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in New York state and in this state  7 state disclosures are required and all are missing from loan file as follows.
1) Mortgage Banker & Exempt Organization Pre-application 2) Co-signer Notice Requirement 3) Smoke Alarm Affidavit 4) Sub prime Home Loan Counseling Disclosure 5) Sub prime Home Loan Tax and Insurance Payment Disclosure 6) Sub prime Home Loan Disclosure 7) Commitment Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL at the time of origination is missing from loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "As per tape the borrower was delinquent for 36+ months. However, as per latest payment history the borrower is current."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner."	A	B									Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81352717	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$2,373.06	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$985.15	6.250%	360	360	xx	xx	$28,247.25	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/29/2010	$165,053.29	Not Applicable	2.000%	$613.81	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments." * The property has unrepaired damages (Lvl 4) "As per the comment dated 08/21/2019, the subject property had damaged for the amount of $10,452.07. The comment dated 08/28/2019 shows the damaged to wallboards, insulation and master bedroom carpet. No further details have been found regarding damage or repairs."	* Deceased Borrower(s) (Lvl 3) "As per updated title report dated 4/2/2018, The subject loan was originated on xx with borrower "xx. However updated title report reflect that the subject borrower had deceased and the subject property was transfered to his wife "xx" through deed, which was recorded on xx. however there is no death certificate found on updated title report which verify that subject borrower had deceased."
* Title issue (Lvl 3) "As short Form Title Policy is available in loan file which is located at "xx" did not shows successor and/or assignee clause. Successor and/or assignee clause is missing from the short form title policy."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Borrower is within SOL."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per updated title report dated 4/2/2018, The subject loan was originated on xx. however there is no death certificate found on updated title report which verify that subject borrower had deceased."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Required State disclosure is missing from the loan file which are as follow;
1.Unacceptability of Insurance Notice
2.Attorney Disclosure II
3.Choice of Insurer Disclosure
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,452.07	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69237265	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	04/16/2021	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$671.48	5.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/03/2017	$145,900.00	Not Applicable	5.250%	$785.98	xx	Financial Hardship	xx	xx	xx	xx	Legal Description Loan Program Info Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure Notice of Servicing Transfer Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Legal Description missing (Lvl 3) "The legal description mentioned on final title policy is not matching with the legal description of the Subject Mortgage.
The legal description of subject mortgage contains a description of meets and bounds which is completely missing on the legal description of final title policy. However, the Lot#xx do matches with each other.
This can be cured by adding an addendum to the final title policy with correct legal description."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description mentioned on vesting deed is not matching with the legal description of Subject Mortgage and Tax certificate.
The legal description mentioned on deed which was recorded on xx shows Lot#xx and it contains meets and bounds.
The legal description of mortgage shows Lot#xx it also contains description of meets and bounds which is completely mismatch from the vesting deed.
The Lot# mentioned on Tax certificate, final title policy, updated title report and assignment of mortgage are Lot#xx which is same as subject mortgage."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3. NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "As per tape borrower was delinquent for 60+ months. However as per latest payment history the borrower is making payment regularly."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner."	B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63825389	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,098.13	04/29/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,171.25	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure Credit Application Right of Rescission Initial Escrow Acct Disclosure Notice of Servicing Transfer Final Truth in Lending Discl.	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York state. Following state disclosure are missing from the loan file, which are required in NY state.
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) NY Interest Rate Disclosure
3) NY Hazard Insurance  Disclosure
4) Tax Escrow Account Designation
5) Mortgage Bankers and Exempt Organizations Preapplication
6) Lock-in Disclosure
7) Expiration of Lock-in or Commitment Period
8) New York Real Property Escrow Account Disclosure
9) Commitment Disclosure
10) Co-Signer Notice Requirements
11) Lock-in Disclosure
12) Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Final TIL is missing from the loan file. Hence Loan data is considered as 0.00%, comparison data is 5.909% and variance is 5.909%.
The annual percentage rate (APR) is 5.909%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Application Missing (Lvl 2)     "Final application is missing from the loan file. However, values are updated from initial application."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the tape data current principal balance is $152,576.82 and the payment history shows current balance is $240,079.99."
* Missing Required Disclosures (Lvl 2)     "List of Service providers disclosure is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test. Final TIL is missing from the loan file. Hence Loan data is considered as 0.00%, comparison data is 5.909% and variance is 5.909%."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53888042	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$3,984.32	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$2,518.75	$3,246.54	6.625%	360	360	xx	xx	$379,867.52	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$414,140.87	Not Applicable	2.000%	$1,297.34	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Loan Program Info Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is at lower lien position as updated title report dated 4/6/2018 shows that there is Municipal lien against the subject property which was held by xx and was recorded on xx but the amount is not given. The subject property is located in CA State, and there can be possibility of foreclosure due to this unpaid non-mortgage lien.""	* Not all borrowers signed HUD (Lvl 3) "Final HUD1 is not signed by the borrower."
* Title Review shows major title concern (Lvl 3) "According to updated title report dated 4/6/2018 shows an open senior mortgage in the amount of xx. Final title policy at the origination does not reflect this mortgage in exception, it shows a clear title and Final HUD-1 also shows that payoff towards this senior mortgage. However, there is no release/satisfaction of mortgage document found in loan file. Possible title claim can be filed."	* Settlement date is different from note date (Lvl 2) "The settlement date present on HUD1 isxx; however the note date is xx which was different."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The subject loan is ARM; however loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in CA state.
Following disclosures are missing from the loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Insurer RecommendationDisclosure
5. Anti-Tying Disclosure
6. Privacy Notice
7. Notice of Right to Copy of Appraisal
8. Application for Credit-Married Persons
9. Fair Debt Collection Notice
																																																																																																								10. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28951136	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,708.00	05/20/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,610.47	5.000%	360	360	xx	xx	$57,565.00	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/04/2014	$283,959.45	Not Applicable	5.000%	$1,369.24	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	4: Unacceptable	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease risk indicator is Moderate as loan is failing due to the Pennsylvania license validation test."
																																																																																																								* Application Missing (Lvl 2) "Final Application is missing from the loan files."		D	D	Moderate	Pass	Pass	No Result	Not Covered	Not Covered	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3528619	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,706.88	Unavailable	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,111.73	4.327%	240	240	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Title Evidence
Affiliated Business Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Modification
Loan Program Info Disclosure
Right of Rescission
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Origination Appraisal
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "The final title policy is missing from the loan file neither commitment nor preliminary report was found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "This is conventional ARM rate mortgage with P&I of $1,111.73 with the initial rate of interest at 4.32700%, margin as 2.65% and a maturity date of 2/1/2025. The P&I as per payment history is the $1,561.62 and rate of interest is 2.00%, however, there is a reduction in P&I and rate of interest with respect to original note data which seems that there would be a possible modification. Also as per tape data, the loan has been modified on 3/1/2013 with step rate starting at 2.00% and first modified payment due on 3/1/2013 with maturity date as 12/1/2037, but the same agreement is missing from the loan file.

Updated comment -
This is conventional ARM rate mortgage with P&I of $1,111.73 with the rate of interest 4.327% and a maturity date of 02/01/2025. The current P&I as per payment history is the $1,555.28. However, there is a increase in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 07/29/2019 states the loan modification has been finalized. However, the loan modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "The collection comments are incomplete. The collection comments are available from 06/03/2019 to 10/07/2019 and 12/04/2019 to 02/24/2020 and 04/07/2020 to 08/20/2020 and 11/11/2020 to 11/17/2020 and 01/07/2021 to 01/13/2021 and 03/19/2021 to 05/05/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 11/01/2019 to 11/30/2019 and 03/01/2020 to 03/31/2020 and 09/01/2020 to 10/31/2020 and 12/01/2020 to 12/31/2020 and 02/01/2021 to 02/28/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Hud-1 along with itemization and estimated hud is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition, there is an unsecured portion in the amount of $48,611.00 and the amount of claim without deducting the value of the collateral isxx."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan files, Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index is unable to determine from the available loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of state providers is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "initial escrow acct disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13962424	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,970.75	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,198.37	4.500%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	22.116%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/29/2013	$129,137.61	Not Applicable	4.500%	$654.32	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy xx The POC was filed on 8/17/2016. As per the review of available servicing comments as of 5/12/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 5/12/2021, the bankruptcy case is active."	* Property is Vacant (Lvl 3) "As per comment dated 02/28/2018, the subject property is vacant secured on 2/27/2018."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.  Placement of Insurance Disclosure. Availability of Title Insurance. TN Consent to Disclosure of Insurance Information. Choice of Agent/insurer. Insurance Solicitation/Post Commitment."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment has not been completed. Currently, the assignment is from xx"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31619608	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,175.12	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,151.75	9.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Unavailable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	48.886%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Mortgage Insurance Modification	xx	4: Unacceptable	* Property is Vacant (Lvl 3) "As per the collection comment dated o3/27/2018 the subject property is vacant."
* MI, FHA or MIC missing and required (Lvl 3)     "The loan is conventional and the LTV is xx hence MI certificate is required and it is missing from loan file."
* Comment history is incomplete (Lvl 3)     "The collection comments are available from 10/07/2017 to 02/28/2018, as we required latest 24 months comments hence it is missing from 02/29/2016 to 10/06/2017."
* Loan appears modified. Mod missing or unexecuted (Lvl 3)     "As per comment dated , the loan was modified on xx. No further details have been found."
* Property is Vacant (Lvl 3) "As per the collection comment dated 3/27/2018 the subject property is vacant."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan is failed to
1) This loan failed the interest rate test.
Loan Data 11.982% Comparison Data 11.250% Variance 0.732"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to
1) This loan failed the interest rate test."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete; there was gap between the “xx”"
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "not in current scope."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15919433	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$5.11	$4,877.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,072.96	6.875%	360	360	xx	xx	$262,684.65	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$465,142.76	Not Applicable	4.875%	$2,432.08	xx	Unavailable	xx	xx	xx	xx	Initial Escrow Acct Disclosure Modification Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $4,072.96 with the rate of interest 6.8750% and a maturity date of 05/01/2037. The current P&I as per payment history is the $2,432.08 and current rate of interest is 4.875%. There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification.
According to the tape data, the loan has been modified on 01/23/2012. However, according to the Loss Mitigation Loan Modification Request located at “xx”, the effective date of modification was 01/01/2012 with a modified principal balance of $465,142.76. As per the document the borrower promises to pay $2,432.08 monthly with modified interest rate of 4.875% beginning from 02/01/2012. The new maturity date reflects as 02/01/2047. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow Account Disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $852,196.96. The disclosed finance charge of $850,845.71 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $850,845.71, Comparison Data $852,196.96, Variance -$1,351.25

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $852,196.96. The disclosed finance charge of $850,845.71 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $850,845.71 Comparison Data $852,196.96 Variance -$1,351.25"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $850,845.71 Comparison Data $852,196.96 Variance -$1,351.25

This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data $850,845.71, Comparison Data $852,196.96, Variance -$1,351.25"
* Title Review shows outstanding delinquent taxes (Lvl 2)     "According to the updated title report dated 04/05/2018, the 2017 utilities annual taxes were delinquent in the total amount of $5.11."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93294383	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,126.23	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Yes	xx	$1,389.75	$1,352.55	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	Yes	xx	xx	30.000%	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/03/2015	$166,500.00	Not Applicable	7.000%	$1,218.90	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	4: Unacceptable	* Georgia Fair Lending Act originated between October 1, 2002 and March 6, 2003. (Lvl 4) "The Georgia Fair Lending Act (GAFLA) was originally signed into law on April 22, 2002, became effective on October 1, 2002, and was subsequently amended on March 7, 2003. This law had a significant impact on Georgia residential mortgage lending and brokering activities."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "Per modification agreement made on 7/3/2015, the new principal balance is $166,500.00. The lender has forgiven principal amount in the amount of $51,961.18, which is exceeding 2% of modification amount."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $287,934.50. The disclosed finance charge of $234,396.65 is not considered accurate because it is understated by more than $100.
This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.980%. The disclosed APR of 5.285% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "As per comment dated 8/2/2017, there are damages to the property. The nature of the damage is not mentioned. The estimated cost is also not mentioned. There are no comments found stating the damages have been repaired. The latest BPO also not found."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $234,396.65 $287,934.50 -$53,537.85.
TILA APR Test: FAIL 5.285% 5.980% -0.695%."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index from the unable loan file."		D	D	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	30446840	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,071.53	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,265.00	$2,057.79	5.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,703.72	Unavailable	Unavailable	xx	xx	xx	xx	HUD-1 Closing Statement Notice of Servicing Transfer Modification Missing Required State Disclosures Title Policy	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional ARM rate loan was originated on 8/XX/2005 with interest at the rate of 5.50% and P&I in the amount of $1,265.00. However latest payment history shows current P&I in the amount of $1,202.65 and the comments dated 4/2/2019 reflects that, the loan modification term as rate 4.50% and deferred principal balance is $12,444.00. This shows the loan has been modified. The modification agreement is missing."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan file."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available from 6/4/2019 to 4/1/2020, for 6/17/2020, for 8/18/2020, for 10/29/2020, for 2/13/2021 and from 4/7/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 5/1/2020 to 5/31/2020, from 7/1/2020 to 7/31/2020, from 9/1/2020 to 9/30/2020, from 11/1/2020 to 1/31/2021 and from 3/1/2021 to 3/31/2021."
* Title policy missing (Lvl 3) "Final title policy is missing from the loan file; however, commitment is available."	* Operative index value is unable to confirm (Lvl 2) "Unable to calculate operative index value from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are required state disclosures missing from the loan file;
Affidavit of Consideration
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
Balloon Payment
Mandatory Binding Arbitration Disclosures
																																																																																																								Home Buyer Education and Counseling Disclosure"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59703706	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$897.69	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$573.41	4.250%	264	264	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	47.441%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Good Faith Estimate Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Issue with the legal description or recorded instrument (Lvl 3) "The review of the updated title report dated 4/4/2018 shows that the subject mortgage was originated on xx with the lender xx. There is a senior mortgage in the favor xx. However, there is a subordination agreement which was recorded on xx shows that the prior mortgage was subordinated to the subject mortgage. But, the subject mortgage amount does not match with the amount mentioned in the subordination agreement. Also the reference instrument number of the subject mortgage was not mentioned. The subject property address and the legal description match with the information mentioned in the subordination agreement."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in GA state. The following state disclosure are missing from the loan file.
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom),Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Provider is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial Good Faith Estimate is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		B	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43169992	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,094.06	Unavailable	xx	No	Bankruptcy	Chapter 11	Unavailable	Not Applicable	Not Applicable	xx	$2,055.90	$3,484.81	5.313%	360	360	xx	xx	$68,749.90	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file however all information is captured from the 1008."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The assignment is not started with the subject lender, " xx"; however, initially, the subject mortgage was assigned from "xx"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test are fails."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Required State Disclosure are missing from the loan file which are as follow;
1.Impound Account Disclosure
2.Cosigner Notice
3.Insurer RecommendationDisclosure
4.Application for Credit-Married Persons
5.Fair Debt Collection Notice
6.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
7.Anti-Tying Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed due to TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test;
1. TILA Finance Charge Test: shows Loan Data: $620188.79, Comparison Data: $631,062.94, Variance: -$10,874.15.
The finance charge is $631,062.94. The disclosed finance charge of $620,188.79 is not considered accurate because it is understated by more than $100.
2. TILA Foreclosure Rescission Finance Charge Test Loan Data: $620188.79, Comparison Data: $631,062.94, Variance: -$10,874.15.
The finance charge is $631,062.94. The disclosed finance charge of $620,188.79 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15990485	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$2,524.94	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,710.27	8.088%	360	360	xx	xx	$99,327.75	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	32.726%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The review of the updated title report dated 4/6/2018 shows that the subject mortgage is in second lien position as there is an active senior mortgage prior to the subject Mortgage, In the favor of xx. the subject mortgage was originated on xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $115,344.00 as unsecured portion out of claim amount $290,344.00. Did not see comments indicating a cram down."
* Title Review shows major title concern (Lvl 3)     "The review of the updated title report dated 4/6/2018  shows that There is an active senior mortgage prior to the subject Mortgage, In the favor of xx.
The final HUD-1 show payoff to xx. No satisfaction or release document was found in the loan file.
However, Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Comment history is incomplete (Lvl 3) "The comment history is available from 5/1/2019 to 2/29/2020, 4/1/2020 to 12/31/2020 and 4/1/2021 to 4/30/2021, however; it is missing from 3/1/2020 to 3/31/2020 and 1/1/2021 to 3/31/2021. As we require latest 24 months comment history."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1 Settlement date is xx which is not aligned with the note date xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account  Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL state. The following state disclosures are missing from the loan file.
																																																																																																								Anti-Coercion Notice, Radon Gas Disclosure, Insurance Sales Disclosure."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85765166	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,849.79	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,659.00	5.890%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2015	$242,230.00	Not Applicable	3.250%	$902.41	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Credit Application	xx	4: Unacceptable	* Title issue (Lvl 3) "As per final title policy dated xx, the name of insured should reflect the lender name along with the successor and/ or assignee clause; however, the lender name is missing. An addendum to final title policy should be added with the name of lender along with the successor and/ or assignee clause."	* Missing Required State Disclosures (Lvl 2) "The subject property has been located in VA. The following state disclosures are missing in the available loan files.
Financial Institution Choice of Insurance Disclosure
Choice of Settlement Agent Disclosure.
Disclosure of Charges For Appraisal or Valuation.
Copy of Appraisal or Statement of Appraised Value.
Affiliated Business Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Application Missing (Lvl 2)     "The final loan application is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "The operative index is unable to determine from the available loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan files."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note, the loan origination date is xx which is different from Note date."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56320415	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	Unavailable	xx	Yes	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,630.37	7.950%	360	360	xx	xx	$52,240.94	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2013	$291,000.00	Not Applicable	4.500%	$1,308.23	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure 1-4 Family Rider	xx	2: Acceptable with Warnings	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "According to the loan modification agreement was made on 12/1/2013, the loan was modified with new unpaid principal balance as $297,229.5. From unpaid balance the principal forgiven was $7,229.59 which exceeds 2% of the new modified balance."	* Litigation (Lvl 3) "Collection comment dated 7/5/2017 states, the foreclosure was contested due to additional fees requested. comment dated 8/4/2017 states, the contested matter referred to litigation was completed on 8/4/2017. Comment dated 1/24/2018 states, the file was hold by legal dept and has been assigned to xx to monitor and resolve this matter.
However, collection comment as of 2/27/2018 does not states that the contested/litigation matter has been resolved or not."
* Foreclosure Delay or Contested (Lvl 3)     "Collection comment dated 7/5/2017 states, the foreclosure was contested due to additional fees requested. comment dated 8/4/2017 states, the contested matter referred to litigation was completed on 8/4/2017. Comment dated 1/24/2018 states, the file was hold by legal dept and has been assigned to xx to monitor and resolve this matter.
However, collection comment as of 2/27/2018 does not states that the contested matter has been resolved or not."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York state. Following state disclosure are missing from the loan file, which are required in NY state.
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2) NY Interest Rate Disclosure
3) NY Hazard Insurance  Disclosure
4) Tax Escrow Account Designation
5) Mortgage Bankers and Exempt Organizations Preapplication
6) Lock-in Disclosure
7) Expiration of Lock-in or Commitment Period
8) New York Real Property Escrow Account Disclosure
9) Commitment Disclosure"
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Updated: - Loan is within SOL."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test. As per Note loan data is 5.00%, comparison data is 2.00% and variance is 3.00%.
This loan failed the prepayment term test. Loan data is 36 months, comparison data is 12 months and variance is 24 months."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form Disclosure is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "Subject property is 1-2 family dwelling. however, the 1-2 family rider is missing."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D in voluntary petition dated 8/7/2017,states, the amount of claim without deducting value of collateral was $360,388.00 and value of collateral that support this claim was $233,000.00. However, unsecured portion remained as $127,388.00. However, no comments found regarding cram dawn.

Updated:-As per comment dated 7/17/2019, the bankruptcy was dismissed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. As per Note loan data is 5.00%, comparison data is 2.00% and variance is 3.00%.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test. Loan data is 36 months, comparison data is 12 months and variance is 24 months.
																																																																																																								The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6722533	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,041.22	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,247.74	6.375%	360	360	xx	xx	$38,421.42	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$215,081.66	$41,086.86	4.000%	$727.19	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is different from note date as, note date is xx however, the settlement date is xx."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is moderate due to:-
1) TILA Foreclosure Rescission Finance Charge Test:
Loan data:- $253,400.38 Comparison data:- $253,496.58 and Variance:- -$96.20."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is moderate due to:-
1) TILA Foreclosure Rescission Finance Charge Test:"
* Missing Required State Disclosures (Lvl 2)     "The subject property is in "Washington" state and in this WA state there are four state disclosures are required and all are missing from loan file as follows.
1) Construction Lien Disclosure
2) Mortgage Loan Servicing Disclosure
3) Choice of Insurance Notice
																																																																																																								4) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76063578	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,270.14	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$816.42	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$165,864.78	Not Applicable	6.000%	$994.44	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures Modification Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $816.42 & interest rate 5.7500% with the maturity date 9/1/2033. As per the review of updated payment history, the current P&I is $994.44. The current rate is unable to determine. There is difference in P&I with respect to note data which seems that there would be a possibility of modification. The collection comment dated 12/17/2019 shows the borrower completed his trial plan and the comment dated 7/31/2020 shows the loan modification was approved with the effective date on 7/1/2020. However, the copy of executed Mod is missing from the loan file."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located in IN. The following required disclosures are missing in the available loan files.
Hazard Insurance Disclosure, Federal Consumer Credit Protection Act Disclosure., Insurance Freedom of Choice Disclosure."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed. Currently, the assignment is transferred from xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 5.812%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate as loan failed for below test.
TILA APR Test: Result FAIL Loan Data 0.000% Comparison Data 5.812% Variance-5.812%.
IN License Validation Test: Fail"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of service transfer is missing from the loan files."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55574320	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,665.14	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,828.28	5.500%	360	360	xx	xx	$147,493.10	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	55.185%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/29/2013	$317,236.89	Not Applicable	4.250%	$1,375.61	xx	Financial Hardship	xx	xx	xx	xx	Missing Dicsloures Affiliated Business Disclosure Missing Required State Disclosures Title Policy	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "Comment History is available from 4/4/2016 till 2/28/2018; However, we required latest 24 months comments history. Comments are missing from 3/1/2016 till 4/1/2016."
* Describe the BK payment plan (Lvl 3)     "The borrower had filed bankruptcy under chapter 13 with the case #xx and the plan was confirmed on xx. According to the order confirming chapter 13 plan debtor will pay to the xxin the amount of xx per month for the period of 60 months. The proof of claim was filed on xx with the secured claim amount of $38,386 and the amount of arrearage is $38,386; However, UPB reflects total amount of xx in payment history , it is unable to confirm that why creditor is claiming this much of amount as a secured claim."
* Title policy missing (Lvl 3) "Final Title Policy is missing in the loan file; however, values are considered from commitment which is located at ( xx )."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The borrower had filed bankruptcy chapter #13 with the xx on xx The POC was filed on xx. As per the review of available servicing comments as of 5/13/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 3/19/2021, the bankruptcy case was discharged on xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in MA state.
Following disclosures are missing from the loan file.
1. Mortgage Loan Application Disclosure
2. Carbon Monoxide Alarms
																																																																																																								3. Notice of the Specific Reason for Denial of Credit"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32460881	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,212.22	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$934.15	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2014	$155,307.85	Not Applicable	3.750%	$625.15	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Notice of Servicing Transfer Affiliated Business Disclosure	xx	3: Curable	* Settlement date is different from note date (Lvl 2) "Settlement date is xx which is after the note date xx."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62699588	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,881.03	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$818.90	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Origination Appraisal Notice of Servicing Transfer	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower."
* Payment history is incomplete/ missing (Lvl 3)     "Payment history is available from 5/3/2019 to 4/3/2020, from 6/3/2020 to 4/30/2021. As we require latest 24 months payment history for review, the payment history is missing from 5/1/2020 to 5/31/2020."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 4/10/2016 to 3/27/2018. As we require latest 24 months collection comments. The comment history is missing from 3/1/2016 to 4/9/2016 .

Updated Comment:-
Comment history is available from 5/10/2019 to 5/29/2020, from 7/20/2020 to 4/8/2021. As we require 24 months comment history, the comment history is missing from 6/1/2020 to 6/30/2020."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "As per updated title report, the chain of assignment is completed and currently the assignment is with xx."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26699056	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$233.13	$3,867.41	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,383.07	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Initial Escrow Acct Disclosure Mortgage Insurance Missing Required State Disclosures Modification	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 03/30/2020 states the reason for default is curtailment of income due to the borrower’s income impacted by covid-19 pandemic. The servicer requested to submit hardship letter. The borrower requested for if the mortgage payments could be deferred without penalty. No comments have been found regarding the covid-19 assistance."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,383.07 with the rate of interest 6.625% and a maturity date of 08/01/2034. The current P&I as per payment history is the $1,115.16. However, there is reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 10/05/2018 states the loan modification has been approved. However, the modification agreement is missing from the loan file."	* MI, FHA or MIC missing and required (Lvl 3) "The loan is conventional and LTV is above xx hence MI certificate is required and it is missing from loan file."
* State Tax Judgment (Lvl 3)     "The review of updated title report dated 04/08/2018 shows there is an active state tax lien found against borrower in the amount of $15,112.80 in the favor of "xx" which was recorded on xx prior to the subject mortgage. However, there is no evidence available to confirm the state tax lien. However, the final title policy at the time of origination dose not shows any exception for the same."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in "New Jersey" state and in this NJ state there are 7 state disclosures required and all are missing from loan file as follows.
.. 1) Unacceptability of Insurance Notice 2) Tax Bill Information 3) Private Well Testing 4) Choice of Insurer Disclosure 5) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application 6) NJ Attorney Disclosure 7)  NJ Attorney Disclosure II."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
																																																																																																								* Title Review shows outstanding delinquent taxes (Lvl 2) "Utilities taxes of the year 2018 are delinquent in the amount of $233.13. The due date was 03/01/2018."		D	D	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50083815	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$4,684.28	04/16/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$810.41	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$133,716.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Notice of Servicing Transfer HUD-1 Closing Statement Final Truth in Lending Discl. Missing Required State Disclosures Credit Application Affiliated Business Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "As per updated title report dated 04/11/2018, there is an active HOA Lien against the subject property in the favor of 17th xx in the amount of $2544.00 which was recorded on 12/10/2010. The subject Property is located in the state of NJ. This is a Super-lien state. There is a risk of property getting foreclosed due to the above unpaid lien. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per the updated title report dated 4/11/2018, the subject mortgage is in second lien position as there is an active HOA Lien against the subject property in the favor of xx in the amount of $2544.00 which was recorded on 12/10/2010."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "The property is located in "NJ" State that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file along with itemization document."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Missing Required State Disclosures (Lvl 2)     "The property is located in NJ state, following disclosures are missing from the loan file. 1.NJ Application Disclosure. 2.Delivery Fee Authorization. 3.NJ Attorney Disclosure. 4.The unacceptability of Insurance Notice. 5.Private Well Testing. 6.Commitment Disclosures. 7.Choice of Insurer Disclosure. 8.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application. 9.  Tax Bill Information. 10.Attorney Disclosure II."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business disclosure is missing from the loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "According to the payment history as of dated 05/05/2021 the current UPB is reflected in payment history for the amount of $175,807.11."
																																																																																																									* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of dated 05/05/2021 the next due date is 06/01/2021."	D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49385595	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,677.38	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$274.56	5.200%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/27/2010	$52,725.10	Not Applicable	2.700%	$223.36	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal
Document Showing a Index Numerical Value
Final Truth in Lending Discl.
Affiliated Business Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
HUD-1 Closing Statement
Loan Program Info Disclosure
Credit Application
Right of Rescission
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 7/11/2019 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 6/30/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Itemization and estimated HUD is missing from the loan files."	* Missing Required Disclosures (Lvl 2) "List of service of providers is missing in the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at the time of origination is missing from the loan files."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to confirm operative index value for origination from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH state. Following state disclosure are missing in the loan file.
1]Equal Credit Availability Notice.
2]Insurance Tying Disclosure.
3]Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure document is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Bankruptcy not active."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Application Missing (Lvl 2)     "Final application along with 1008 is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow disclosure is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82220093	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Rhode Island	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,914.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,023.54	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/22/2017	$380,000.00	Not Applicable	3.500%	$1,472.09	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "Modification agreement was made on 05/22/2017. As per the modified terms, new principal balance is $380,000.00. Borrower promises to pay $1472.09 monthly with a modified interest rate 3.50 % beginning from 03/1/2017 with a maturity date 02/XX/2057. The interest-bearing amount is $380,000.00. The lender has agreed to forgive $93,172.98 the unpaid principal balance on the modification. However, the forgiven amount exceeds 2% of modified principal.""
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 3/25/2020, the borrower was not working due to Covid-19. The servicer advised the borrower that if he needs 3 months FB plan, then a hand written hardship letter is required explaining why he asking for relief due to Covid-19."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "Following required state disclosures are missing from the loan file:

Appraisal Fee Disclosure
Offer of Title Insurance
Choice of Title Insurer
Choice of Insurer (any type of insurance)
																																																																																																								Withholding Tax Disclosure"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56531913	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,316.04	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$586.66	4.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 12/31/2020, the borrower’s income has been impacted due to covid-19 and the borrower modified BK plan from 60-72 months due to covid-19. No further details have been found."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Updated:- The borrower had filed xx The plan was confirmed on 08/13/2016. The date of the last filing is 11/6/2017. As per chapter 13 plan, the debtor shall pay to the trustee the sum of $1401.09 per month for a period of 60 months. The POC was filed on 09/12/2016 with the claim amount of $99,133.99 and the amount of arrearage is $11,769.99. The comment dated 11/8/2020 shows that debtor was modified BK Plan from 60-72 months due to COVID19. No further details have been found. Currently loan is in active BK case."	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment: The payment history is available from 6/14/2019 to 5/20/2020, 7/14/2020 to 10/12/2020 and 12/14/2020 to 5/6/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/1/2020 to 6/30/2020 and 11/1/2020 to 11/30/2020."
* Comment history is incomplete (Lvl 3) "Updated Comment: The comment history is available from 6/27/2019 to 2/24/2020, from 4/17/2020 to 5/10/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 3/1/2020 to 3/31/2020."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Following state disclosure are missing from the loan file. 1.MI Consumer Caution and Homeownership Counseling Notice 2.Choice of Insurance Agent"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68337102	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,980.90	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,466.40	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2012	$275,422.00	$84,011.52	2.000%	$579.64	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 06/24/2019 to 10/24/2019, 12/04/2019 to 4/29/2021. However, we require 24 months of the collection comments. The comments are missing from 05/01/2019 to 05/31/2019, 11/01/2019 to 11/30/2019."
* Loan has been determined to have an unsecured debt (Lvl 3)     "The voluntary petition filed on xx states that the secured claim is $288,009.03 and the unsecured claim is $54,218.03. There is no any evidence of cram down."
* Active Judgment Against Borrower (Lvl 3) "The updated title report states that there is a Judgment Lien(searched and it seems it is a civil judgment attached to the property) in the amount of $218,485.12 with xx which was recorded on xx. [Called xx who confirms the below is a judgment against xx however was not able to verify the SSN for federal judgment]"	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure and Initial Escrow Account Disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $299,788.67. The disclosed finance charge of $299,638.70 is not considered accurate because it is understated by more than $100."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance fails for TILA Finance Charge Test as Loan data is $299,638.70, Comparison data is $299,788.67 and Variance is -$149.97."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2792823	xx	xx	561-692	18154	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,132.94	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,324.38	$1,822.93	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/15/2011	$273,889.07	$69,189.08	5.000%	$987.06	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Active Judgment Against Borrower (Lvl 3) "As per updated title report, there are 4 senior civil judgments found pending total in the amount of $4343.86"	* Appraisal not signed (Lvl 2) "Inital pages of appraisal report are missing. Only 6th page and images are available with the appraisal report."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file
1) Delivery Fee Authorization
2) Unacceptability of Insurance Notice
3) Attorney Disclosure II
4) Tax Bill Information
5) Private Well Testing
6) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file"
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	443979	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$2,345.86	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,521.76	7.625%	360	360	xx	xx	$21,569.74	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2009	$210,045.15	$15,784.85	2.000%	$588.27	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is on lower lien position as there are 2 HOA liens in the total amount of $2931.45. The subject mortgage was originated on xx which was recorded on xx in the amount xx."
* Title Review shows major title concern (Lvl 3)     "As per review of updated title report dated on 4/5/2018, There are two HOA lien open against the subject property first in the amount of $2,931.45 in the favor of  xx. which was recorded on xx and in the favor of xx. which was recorded on xx in the amount $568.00.
The subject property is located in FL, which is a super lien state. There is a possibility of foreclosure due to above unpaid HOA lien. This can be cured by paying the above HOA lien with accrued interest and late charges if any."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition scheduled D, there is an unsecured portion in the amount of $84,615.00 and the amount of claim without deducting the value of the collateral is xx."	* Application Missing (Lvl 2) "Final Application missing from loan file; however Uniform Underwriting and Transmittal Summary available atxx and values are updated as per it."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "Required state disclosure missing from loan file below they are:

Anti-Coercion Notice
Radon Gas Disclosure
Insurance Sales Disclosure"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer disclosure is missing from loan file."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "The subject property is located in FEMA disaster area. However, no damages and repairs are found."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87427332	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,176.00	04/19/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,735.33	7.375%	360	360	xx	xx	$2,838.52	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2012	$252,866.50	Not Applicable	4.625%	$1,157.19	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71824849	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,742.03	Unavailable	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$674.44	6.750%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$58,906.49	Not Applicable	6.280%	$404.57	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Notice of Servicing Transfer Modification Missing Required State Disclosures	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage originated with the P&I $674.44 & interest rate 6.750% with the maturity date 2/1/2022. As per the review of updated payment history, the current P&I is $404.57 and the rate is 6.280%. There is difference in P&I and rate of interest with respect to note data & prior Mod (made on 1/13/2015) which seems that there would be possibility of new modification. The collection comment dated 8/18/2020 shows the new Mod has been done recently with an effective date on 07/29/2020 with the revised maturity date 7/1/2060. But, the copy of executed Mod is missing from the loan file."	* Deceased Borrower(s) (Lvl 3) "According to the Warranty deed (Book/Page#xx which was recorded on xx), xx convey the property to xx, unmarried and xx as joint tenants with full right of survivorship; however, updated title report shows that he subject property is currently vested on xx, surviving tenant as the court document in updated title report shows that xx deceased and it was recorded on xx but there is no death or probate found in the loan file or updated title report."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct disclosure is missing from the loan file."
* Foreclosure case has been dismissed (Lvl 2)     "The foreclosure was initiated in the subject loan in 2015. The file was referred to attorney on 9/XX/2015 and the sale was scheduled for 12/XX/2015. However, the borrower had filed bankruptcy on 12/XX/2015 under xx and the FC was put on hold. The recent servicing comments shows the BK was dismissed on xx. However, the sale was cancelled due to loss mitigation completed. Motion to dismiss foreclosure action has been filed due to loan modification."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (NC) disclosures are missing from the loan file:

1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
																																																																																																								4. Attorney Selection Disclosure"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39349340	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$190.66	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$551.82	6.875%	360	360	xx	xx	$21,223.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "According to the updated title report dated 4/5/2018, there is a senior mortgage against the subject property in favor of xx in the amount of xx and it was recorded on xx. However, the Hud-1 shows pay off for above senior mortgage in favor of xx in the amount of xx. Also, the final title policy schedule B does not show any exception for prior mortgage. It shows a clear title. Possible title claim can be filed. No released or satisfaction document was found in the loan file which states that the prior mortgage has been released."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage was originated on xx. The subject mortgage is in second lien position. According to the updated title report dated 4/5/2018, there is a senior mortgage against the subject property in favor of xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL state. The following state disclosure are required and are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20001474	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,199.43	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,038.42	6.500%	360	360	xx	xx	$14,179.19	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$367,119.29	$335,337.60	2.000%	$96.24	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 3) "The AOM dated xx (Instr#xx) mentioned incorrect recording date of subject mortgage as xx instead of xx."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $138,083.14 out of total claim in the amount of $383,083.14 (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is xx and no evidences of cram down found."	* Active State Tax Lien Judgement. (Lvl 2) "There is an active junior state tax lien judgment available in the updated title report against xx in the amount of $17,156.25 in favor of "xx
* Missing Required State Disclosures (Lvl 2)     "The following state (NJ) disclosures are missing from the loan file:

1. NJ Attorney disclosure
2.  Unacceptability of Insurance Notice
3.  Attorney Disclosure II
4. Private Well Testing
5.  Choice of Insurer Disclosure"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.

Prohibited Fees Test: FAIL      Charged: $395.00    Allowed: $0.00      Over by: +$395.00"
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Tape data shows the delinquency for 50 months but borrower is performing."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. ( N.J.S.A §17:11C-23, N.J.A.C. § §3:1-16.2 )
The loan does charge fee not provided for in this act, which is prohibited.

Prohibited Fees Test: FAIL      Charged: $395.00    Allowed: $0.00      Over by: +$395.00"
* Missing Required Disclosures (Lvl 2)     "Notice of service providers disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		D	D	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81081843	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$15,460.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,277.04	6.000%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Unavailable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	$60,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Right of Rescission Modification Final Truth in Lending Discl. Origination Appraisal HUD-1 Closing Statement Affiliated Business Disclosure Notice of Servicing Transfer Credit Application	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,277.04 with the rate of interest 6.000% and a maturity date of 04/01/2033. The current P&I as per payment history is the $1,280.51. However, there is increase in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 10/12/2018 states the loan modification has been approved. However, the modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "The collection comments are incomplete. The collection comments are available from 06/17/2019 to 09/21/2020 and 11/16/2020 to 05/10/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 10/01/2020 to 10/31/2020."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 for correct borrower is missing from the loan file. Itemization of fees or Estimated Hud for correct borrower is also missing from the loan file."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment is incomplete as there is a break in chain assignment from xx
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from loan file of correct Borrower."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 05/11/2021, the current UPB reflected is in the amount of $261,850.04."
* Missing Appraisal (Lvl 2)     "Appraisal available in the loan file is for different property address."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing disclosure is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 for correct borrower is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82976484	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$4,869.13	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,940.24	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/07/2013	$378,393.20	$44,203.20	4.000%	$1,396.71	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Missing Required State Disclosures	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report, the subject mortgage is in other lien position due to an active Lien which has been found on updated title report dated 4/6/2018;
1. There is an active junior HOA/COA lien against the subject property in the amount of $3,141.34 in favor of "xx" which was recorded on 8/8/2017.
The subject Mortgage is in risk due to subject property is in WA state which comes under super lien state." Said liens effect on subject property can be cured if all said unpaid liens are paid off."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in lower lien position due to some active liens which has been found on updated title report dated 4/6/2018. There are 9 active Water/Sewer/Utilities liens against the subject property in the total amount of $5,668.43 in favor of "xx" which was recorded on multiple dates. The subject property is in WA State which comes under super lien state." Said liens effect on subject property and can be cured if all said unpaid liens are paid off."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $18,015.00."
* Issue with the legal description or recorded instrument (Lvl 3) "There is mismatch found in legal Description between "Warranty Deed" which was recorded on xx and "Subject Mortgage" which was recorded on xx. As per warranty deed, legal description shows "xx." were as Mortgage legal description shows "xx."."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK is still active. No evidence found in latest comments."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file. List of Service Provider is missing from the loan file"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Date after actual transaction date (Lvl 2)     "As per Final TIL, Date of TIL is xx which after the settlement date xx."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD-1 Settlement date is xx."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file.
1.Construction Lien Disclosure
																																																																																																								2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60264809	xx	xx	561-692	18183	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,906.51	01/21/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$982.97	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$931.54	Unavailable	Unavailable	xx	xx	xx	xx	Origination Appraisal Modification Good Faith Estimate	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment: The conventional fixed rate loan was originated on 5/11/2012 with fixed interest at the rate of 4.50% and P&I in the amount of $982.97. However latest payment history shows current P&I in the amount of $931.54 and the comments dated 6/17/2019 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "CE fail for below reasons -  RESPA "Title Services and Lender's Title Insurance" (1101) Validation Test RESPA Originator Compensation Validation Test and  This loan failed the maximum LTV test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE fail for below reasons -  RESPA "Title Services and Lender's Title Insurance" (1101) Validation Test RESPA Originator Compensation Validation Test and  This loan failed the maximum LTV test."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is not found in loan file."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26619586	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,900.77	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,278.93	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.152%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/10/2017	$357,538.08	$107,261.42	3.500%	$969.55	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Credit Application	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $189,685.00 out of total claim in the amount of $189,685.00 (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is xx."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The borrower had filed bankruptcy xx. The POC was filed on xx. As per the review of available servicing comments as of 5/13/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 9/15/2020, the notice of dismissal on case xx was received.

Update:
BK is dismissed."
* Missing Required State Disclosures (Lvl 2)     "The following state (NY) disclosures are missing from the loan file:

1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. Mortgage Bankers and Exempt Organizations Pre-application
4. Commitment Disclosure
5. Lock-in Disclosure
6.  Expiration of Lock-in or Commitment Period"
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 is not executed by party."
* Application Missing (Lvl 2)     "Final 1003 is not executed by party."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61749266	xx	xx	561-692	18189	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,911.28	Unavailable	xx	No	Court Delay	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,390.55	6.500%	360	360	xx	xx	$2,283.69	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.189%	First	Final policy	Not Applicable	$41,250.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,314.84	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Modification	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 12/28/2007 with fixed interest at the rate of 6.500% and P&I in the amount of $1,390.55. However latest payment history shows current P&I in the amount of $1,314.84.This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is in IL state.
Following disclosures are missing from the loan file.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D in voluntary petition dated 12/20/2012 shows amount of claim without deducting value of collateral is $208,526.00 and value of collateral is $149,000.00; however, unsecured portion remained as $59,526.00. Collection comments does not show any cram down."
* Missing Required Disclosures (Lvl 2) "List of service providers disclosures is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "Updated Comment:
																																																																																																									According to the payment history as of 5/14/2021, the borrower is performing with the loan. The last payment was received on 5/14/2021 which was applied for the due date of 4/1/2021 and the next due date for payment is 5/1/2021."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34757673	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,043.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,304.11	4.625%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	57.007%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/11/2014	$199,284.92	Not Applicable	2.000%	$603.49	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure Affiliated Business Disclosure Document Showing a Index Numerical Value Missing Required State Disclosures	xx	4: Unacceptable	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unable to determine based on loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state. The following state disclosures are required and are missing from the loan file.
Lead-Based Paint Disclosure
Carbon Monoxide Alarms
																																																																																																								MA Smoke Detector Certificate"		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69099136	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,267.22	4.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/17/2011	$242,909.20	Not Applicable	3.250%	$904.94	xx	Financial Hardship	xx	xx	xx	xx	Title Policy Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Missing Dicsloures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed for bankruptcy under xx. However, unable to determine the POC deadline date. The bankruptcy case is still active and the current bankruptcy status is plan confirmed."	* Title policy missing (Lvl 3) "Final Title Policy is missing in the loan file. However, values are considered from commitment which is located at ( Doc: xx)."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 11/21/2016 to 3/27/2018. However, latest 24 months comment history is required. The comment history is missing from 4/1/2016 to 10/30/2016.

Update:-
The collection comments are available from 05/14/2019 to 4/16/2020, 06/05/2020 to 4/30/2021. However, we require 24 months of the collection comments. The comments are missing from 05/01/2020 to 05/31/2020."
* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, Schedule-D shows the amount of $199,638.80 as an unsecured portion out of the amount of claim of$230,361.20. No comments reflecting cram down has been found."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is an active IRS Lien against ( Borrower ) XXXX in the favor of XXXX which was recorded on 2/XX/2014 for the amount of XXXX
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value could not sourced from available documents."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
Lead-Based Paint Disclosure, Mortgage Loan Application Disclosure, Carbon Monoxide Alarms, MA Smoke Detector Certificate, Notice of the Specific Reason for Denial of Credit and Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58238093	xx	xx	561-692	18201	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$6,278.07	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,316.95	4.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated on xx states that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx; however, the unsecured portion is $53,983.52."
* Comment history is incomplete (Lvl 3)     "Provided Servicing Comments as of 2/28/2018; however, Collection comments are  available from 11/23/2016 to 2/28/2018 and the comments are missing from 3/1/2016 to 10/1/2016 as we required latest 24 months complete collection comments."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per tape the UPB is xx, however payment history reflects UPB as xx."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan is ARM and the required Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in MI state and the required disclosures for this state are missing from the loan file as follow.
Choice of Insurance Agent"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* State Tax Judgment (Lvl 2)     "According o the updated title report dated 4/2/2018 there is one state tax judgment in favor of State of Michigan in the amount of $19,699.06 which was recorded on 3/28/2016."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "According to the updated title report dated 4/2/2018  there are two notice of Federal Tax lien against xx as follow.
First was recorded on xx.
Second was recorded on xx"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49872806	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,115.72	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	$370.11	$771.21	2.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Comment history is available from 12/6/2016 to 3/27/2018. As we required latest 24 months comment history; however, comment history is missing from 4/1/2016 to 11/30/2016."	* TIL not hand dated (Lvl 2) "Final TIL is signed but not hand dated by borrower."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The compliance risk indicator is Elevated as loan is failing for Predatory Lending Guidance: and GSE (xx public guidelines and Points and Fees Test: FAIL charged  $9,273.75 Allowed $8,075.00  Over by+$1,198.75

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to confirmed from lenders provided documents."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is signed but not hand dated by borrower."		B	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70252883	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$39.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$575.57	5.875%	360	360	xx	xx	$6,408.23	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Document Showing a Index Numerical Value Loan Program Info Disclosure Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "Provided Servicing Comments as of 2/28/2018; however, Collection comments are available from 11/21/2016 to 2/28/2018 and the comments are missing from 3/1/2016 to 10/1/2016 as we required latest 24 months complete collection comments."	* Title Review shows break in assignment (Lvl 2) "According to the updated title report there is break in chain of assignment. The assignment is missing from xx."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand by the borrower."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D of voluntary petition dated on 3/19/2014 states that the amount of secured claim without deducting the value of collateral is $80,368.32 and the value of collateral that supports this claim is $58,800.00; however, the unsecured portion is $21,568.32."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Property is located in MI state and the required disclosure for this state are missing from the loan file as follow.
Choice of Insurance Agent"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan is ARM. The required loan program disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32816620	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,140.05	4.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Property is located in the state of MA and the required disclosures for this state are missing from the loan file as follow.
1. Carbon Monoxide Alarms
2. MA Smoke Detector Certificate"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89012251	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,421.12	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,099.43	4.875%	360	360	xx	xx	$22,913.54	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	No	Yes	32.337%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/12/2014	$197,584.57	Not Applicable	2.875%	$787.60	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 08/06/2020 the borrower's income has been impacted due to covid-19."	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, Schedule-D shows the amount of $53,012.00 as an unsecured portion out of secured claim of $200,000.00. Did not see any comments reflecting cram down."
* Title issue (Lvl 3)     "According to warranty deed prior to origination dated xx, the property ownership is in name of xx. However, Final TPOL at the origination shows property ownership vested only in the name of xx. The subject mortgage was executed by all the title owners of the property. Hence, this can be cured by adding the name “xx” in the vested title of the title policy."
* Comment history is incomplete (Lvl 3) "Comment history is available from 10/28/2016 to 02/28/2018; however, we require latest 24 months of comment history. Hence it is missing from 03/01/2016 to 10/01/2016."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "According to updated title report dated 04/05/2018, there is an IRS lien was found against the borrower in favor of Department of the Treasury-Internal Revenue Service in the amount of XXXX which was recorded on 04/XX/2010."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy under chapter-13 with the case# XXXX on 03/XX/2013. The plan was confirmed on 07/XX/2013."
* Missing Required State Disclosures (Lvl 2)     "The property has been located in Florida state, following disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Settlement date is different from note date (Lvl 2)     "According to Final HUD-1, the settlement date is xx."
* Final TIL Date after actual transaction date (Lvl 2)     "As per final TIL, TIL date is xx."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value for origination from the available loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23967135	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$11,113.42	Unavailable	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,151.03	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Amount of title insurance is less than mortgage amount (Lvl 3) "As per Final title policy dated xx the amount of insurance is xx. However, per Note, the original loan amount is xx. Hence, amount of insurance does not cover the loan amount."
* Comment history is incomplete (Lvl 3) "The comment history is available from 11/28/2016 to 3/1/2018. However, the latest 24 months comment history is required. The comment history is missing from 4/1/2016 to 11/27/2016."	* Settlement date is different from note date (Lvl 2) "The final HUD-1 document shows that the settlement date is xx. However, original note date is xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value source could not be found from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
																																																																																																								Impound Account Disclosure, Cosigner Notice, Earthquake Disclosure for Condominiums, Insurer Recommendation Disclosure, and Fair Debt Collection Notice."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49825622	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$16,557.53	Unavailable	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,407.45	6.250%	360	360	xx	xx	$110,153.60	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.804%	First	Final policy	Not Applicable	$50,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Missing Dicsloures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, Schedule-D shows the amount of $276,423.64 as an unsecured portion out of the amount of claim $626,423.64. No comments reflecting cram down have been found."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 5/13/2019 to 1/25/2021 and from 4/7/2021 to 4/22/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 2/1/2021 to 3/31/2021."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal Description mentioned on Bargain and sale Deed is not matching with legal description mentioned on recorded mortgage and final TPOL.
A part of Legal mentioned on the Bargain and sale deed dated xx starts from,"xx" This part of Legal is missing in Mortgage recorded on xx. Rest of legal description of the mortgage, final title policy, and Bargain and sale deed dated xx is same. This could be cured through reformation."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "not in current scope."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the tape data the unpaid principal balance is $377,023.79 and as per the latest payment history the unpaid principal balance is $491,184.45."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrowers."
* Litigation (Lvl 2)     "Comment dated 6/23/2016 states that the litigation was filed on 6/23/2016 and the foreclosure was put on hold. According to comment dated 5/22/2017, the litigation has been resolved."
* Foreclosure Delay or Contested (Lvl 2)     "Comment dated 9/14/2016 reflects that the foreclosure was contested. However, the comment dated 5/17/2017 states that the contested matter was resolved."
* The foreclosure is contested by Borrower/ interested party (Lvl 2)     "The foreclosure was initiated and the file was referred to an attorney on xx. The foreclosure complaint was filed onxx. The judgment was entered on 4/18/2017. The comment dated 6/12/2017 shows that the foreclosure sale was scheduled on 7/25/2017. The comment dated 7/25/2017 states that the foreclosure was put on hold due to the borrower had filed bankruptcy under chapter 13 with the case xx. Comment dated 6/23/2016 states that the litigation was filed onxx and the foreclosure was put on hold. According to comment dated 5/22/2017, the litigation has been resolved.
Comment dated 9/14/2016 reflects that the foreclosure was contested. However, the comment dated 5/17/2017 states that the contested matter was resolved."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice, Mortgage Bankers and Exempt Organizations Preapplication, Part 80 Disclosure, Alternative Mortgage Transaction Disclosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm Affidavit, Subprime Home Loan Counseling Disclosure, Subprime Home Loan Tax and Insurance Payment Disclosure and Commitment Disclosure."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to the payment history as of 5/3/2021, the borrower is current with the loan. The last payment received on 5/3/2021, the payment applied date was 5/1/2021 and the next due date for payment is 6/1/2021. The P&I is in the amount of $1,933.08 and PITI is in the amount of $3,627.76. The UPB reflected as per the payment history is in the amount of $491,686.91. As per the tape data the loan is delinquent for 116 months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $478,716.04. The disclosed finance charge of $478,615.88 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
																																																																																																								The finance charge is $478,716.04. The disclosed finance charge of $478,615.88 is not considered accurate for purposes of rescission because it is understated by more than $35."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8960134	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,882.43	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,161.86	9.590%	264	264	xx	xx	$5,328.35	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/27/2014	$127,511.82	$12,265.22	4.125%	$800.57	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Initial Escrow Acct Disclosure Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Collection comments are available from 7/19/2017 to 3/1/2018. We require latest 24 months comments. However, the collection comments are missing from 4/1/2016 to 7/18/2017."
* Payment History is not Complete (Lvl 3) "Payment history is available from 10/13/2017 to 3/27/2018. We require latest 12 months payment history. However, payment history is missing from 4/1/2017 to 9/30/2017."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan life."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "Current balance is greater than the tape balance."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete. The latest assignment of mortgage is withxx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of oregon. The following state disclosure are required and are missing from the loan file.
Oregon Forced Placed Insurance Notice
Notice where Escrow Account is NOT Required
Escrow Notice for Loans Sold to Out-of- State Purchases within one year
Anti-Coercion Notice
Insurance Premium Notice
Insurance Sales Notice
																																																																																																								Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75471836	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$2,469.52	$2,025.22	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,012.59	11.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2009	Unavailable	Not Applicable	5.250%	$584.23	xx	Lower Interest Rate	xx	xx	xx	xx	Initial Escrow Acct Disclosure Loan Program Info Disclosure Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified on 5/1/2009. However, we do not have recorded copy of MOD. Hence, unable to confirm whether the MOD was recorded in correct County or not."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan Program Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Final TIL Date after actual transaction date (Lvl 2)     "As per the HUD-1 the settlement date is and the TIL date is 9/28/2009 which is actual transaction date ."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file"
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Cash out purchase (Lvl 2)     "As per final HUD1, this is purchase transaction and borrower recieved cash to in the amount of $100."
* Settlement date is different from note date (Lvl 2)     "Loan was originated on xx and the as per the HUD-1 settlement date is xx which is different from the Loan date"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
TX Loan Agreement Notice.
Commitment Requirement/Anti-Tying.
TILA Disclosures in Spanish.
Home Equity Consumer Disclosure.
Home Equity Loan Interest and Fees Preclosing Disclosure .
Home Equity Loan Copies of Documents.
Home Equity Loan Rescission Notice.
Fair Market Value of Homestead Property Acknowledgment.
Home Equity Loan Notice of Address for Borrower Notification of Violation.
Choice of Insurance Notice.
Collateral Protection Insurance Disclosure.
Non-Deposit Investment Product Disclosure Are there any promotional materials?.
Insurance Solicitation/Post Commitment Requirement."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. Currently, the mortgage is with xx"
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per the updated title report dated 3/30/2018, the combined annual taxes of 2017 are delinquent n the amount of $2,469.52  which was due on 3/31/2018."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not is current scope."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29754679	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$1,900.84	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,003.71	7.575%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2013	$135,911.32	$61,870.24	7.000%	$792.82	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Legal Description Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "POC Document dated xx shows $29,502.09 as unsecured portion out of claim amount of $230,602.09. No comments indicating a cram down has been found."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "Borrower xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing in the loan file."
* Legal Description missing (Lvl 2)     "Borrower xx."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosures are missing in the loan files.
VA Application Disclosure, Choice of Settlement Agent Disclosure, Disclosure of Charges For Appraisal or Valuation, Copy of Appraisal or Statement of Appraised Value, Affiliated Business Disclosure."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value from the available documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business form is missing in the loan files."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. Currently, the assignment is with xx."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69933516	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,651.26	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$3,252.68	6.375%	360	360	xx	xx	$258,197.22	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/25/2011	$435,491.00	Not Applicable	4.750%	$2,362.89	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated on xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx leaving an unsecured portion of $19,588.00."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland and the following required state disclosures are missing from the loan file.
1.Affidavit of Consideration.
2.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
3.No Escrow Account.
4.Mandatory Binding Arbitration Disclosures."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing from the file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6754733	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,111.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,789.14	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Notice of Servicing Transfer Modification Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 3/24/2020, the borrower’s income has been impacted due to Covid-19. The borrower has requested for assistance plan. However, the comment dated 6/6/2020 shows the investor has denied the request due to failure to meet deferment/forbearance guidelines. The notice was mailed on 06/26/2020."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $1,789.14 & interest rate 5% with the maturity date 8/1/2038. As per the review of updated payment history, the current P&I is $1,541.11. The current rate is unable to determine. Hence, there is difference in P&I and with respect to note data & prior Mod, which seems that that there would be a possibility of modification. However, the copy of executed Mod is missing from the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $15,729.59  as unsecured portion out of claim amount $251,659.59. No comments indicating a cram down has been found."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property has been located in NC state. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
																																																																																																								5.Attorney Selection Disclosure"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43076937	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$7,832.41	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	$0.00	Yes	xx	$2,082.08	$3,367.20	5.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	27.417%	First	Final policy	Not Applicable	$62,450.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* State Tax Judgment (Lvl 2) "As per the review of Updated title report dated 03/30/2018, shows that there is an active State Tax Lien found against the borrower xx Commonwealth of Virginia which was recorded on 10/21/2016."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan program disclosure document is missing in the given loan files."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Virginia (VA) state. Affiliated Business Disclosure is located at” XXXX” in the given loan files.

The below Required State disclosures are missing in the given loan files.

1. VA Application Disclosure
2. Choice of Settlement Agent Disclosure
3. Disclosure of Charges For Appraisal or Valuation
4. Copy of Appraisal or Statement of Appraised Value"
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49395869	xx	xx	561-692	18308	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$8,388.70	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,153.40	6.990%	360	360	xx	xx	$21,339.40	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2016	$340,766.08	$70,516.08	6.000%	$1,486.95	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Bankruptcy is active."	* Issue with the legal description or recorded instrument (Lvl 3) "Legal Description mentioned on Deed is not matching with legal description mentioned on recorded mortgage and Final Title Policy.
A part of Legal mentioned on the deed is, "xx",said map was filed in the xx County xx."  This part of Legal is missing from the Mortgage.
A part of the legal description of the Mortgage instrument and deeds doesn't match. This can be cured through reformation.
Also, the Final Title Policy contains legal description only xx.
This can be cured through by adding an addendum of legal description to title policy."
* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, Schedule-D shows the amount of $170,617.00 as an unsecured portion out of the amount of claim $320,617.00. Did not see any comments reflecting cram down."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of NJ.The required state Disclosure is missing from the loan file listed as follows
1)NJ Application Disclosure
2)Delivery Fee Authorization
3)NJ Attorney Disclosure4)
4)Unacceptability of Insurance Notice5)
5)Attorney Disclosure II
6)Tax Bill Information
7)Private Well Testing
8)Lock-In Agreement
9)Commitment Disclosures
10)Choice of Insurer Disclosure
11)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The List of Service Providers is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39913869	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,914.49	Unavailable	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$584.67	6.875%	360	360	xx	xx	$28,653.98	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required Disclosures Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure Credit Application	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 6/6/2019 to 9/30/2020 and from 11/5/2020 to 4/1/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 10/1/2020 to 10/31/2020."
* Deceased Borrower(s) (Lvl 3)     "The borrower xx was deceased on xx. The death certificate was found in the loan file located at  "xx"."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available from 5/6/2019 to 5/18/2019, 7/22/2019 to 8/21/2019, 10/7/2019 to 3/25/2020, 6/13/2020, 8/29/2020 to 9/15/2020, 1/23/2021, 4/7/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 6/30/2019, 9/1/2019 to 9/30/2019, 4/1/2020 to 5/31/2020, 7/1/2020 to 7/31/2020, 10/1/2020 to 12/31/2020, 2/1/2021 to 3/31/2021."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $12,825.00 as unsecured portion out of claim amount $83,025.00. Did not see comments indicating a cram down."	* Describe the BK payment plan (Lvl 2) "The borrower had filed bankruptcy under Chapter 11 with the xx The plan was confirmed on 12/19/2014. The date of the last filing is 3/20/2018. Under Chapter 11 order confirming the plan, the debtor shall pay to the trustee the sum of $509.08 per month with 5.25% interest rate. The secured claim amount is $92,189.89"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Florida (FL) state. The below Required State disclosures are missing from the given loan file.
1]Anti-Coercion Notice.
2]Title Insurance Disclosure.
3]Radon Gas Disclosure.
4]Insurance Sales Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing in the loan file ; however, values are updated from the Transmittal located at "7601079511_OTHER_ESCROW_DOCS_172422002P3253725_177""		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19611910	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,086.58	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$589.58	8.525%	360	360	xx	xx	$19,269.52	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/30/2009	Unavailable	Unavailable	8.525%	$589.58	xx	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Water/Sewer Taxes (Lvl 3) "The subject mortgage originated on xx. in the amount of xx. According to updated title report dated 4/3/2018, there is a municipal lien active against subject property in the favor of xx in the amount of $288.52. The subject property is located at AZ. The lien in favor of the xx.
This can be cured by paying off above said lien with delinquent interest and late charges (if any)."
* Loan appears modified. Mod missing or unexecuted (Lvl 3)     "The loan is originated as convectional ARM with rate of interest at 8.525% and P&I in the amount of $589.58. The loan modification agreement is located at: xx. However, the copy of modification is illegible. Unable to verify the terms and condition of the modification. According to collection comment dated 11/3/2017 and 11/4/2017, state the loan is being fixed effective from xx and the modification made by prior servicer to change interest rate from ARM to Fixed."
* Recent Foreclosure Sale - Need Update (Lvl 3)     "The foreclosure was initiated and the file was referred to attorney on xx. No further status of foreclosure has been revels in the collection comment as well as in the loan file. As per comment dated 2/9/2018, state the foreclosure sale scheduled for 2/12/2018 has been postponed to 3/12/2018, because the bankruptcy is active on loan. We don't have any evidence which state whether the foreclosure has been held, because we have collection comments up-to 2/28/2018. Also, according to updated title report dated 4/5/2018, the property is vested in the name of borrower."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/15/2019 to 02/28/2020 and 04/03/2020 to 04/09/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 03/01/2020 to 03/31/2020."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "not in current scope."
* Missing Required Disclosures (Lvl 2)     "List of Service providers is missing from loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from available loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96253851	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,759.51	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,361.01	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,015.96	Unavailable	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Modification Missing Required State Disclosures	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 6/22/2004 with fixed interest at the rate of 5.375% and P&I in the amount of $1,361.01. However latest payment history shows current P&I in the amount of $1,015.96 and the comments dated 10/7/2019 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Property Damage (Lvl 2) "Collection comment dated 10/24/2017 state that property is damaged on roof and missing shingles due to hurricane. Amount of estimation of damage is unavailable. No details were found regarding the insurance claim. Details regarding repairs are unavailable from provided comments."
* The property has unrepaired damages (Lvl 2)     "As per the comment dated 05/02/2019, the subject property had damaged due to wind and date of loss is 09/22/2017. The borrower requested for loss draft check. No further details have been found regarding damage or repairs."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from loan files."
* Foreclosure case has been dismissed (Lvl 2)     "Updated Comment:
As per the comments dated 9/2/2020, the foreclosure case was dismissed due to loan modification. No further details have been found."
* Missing Required State Disclosures (Lvl 2)     "The subject property located in FL state, the required state disclosure missing from loan file are follow:

Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
																																																																																																								Insurance Sales Disclosure"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46401961	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$459.62	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$333.01	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$306.51	Unavailable	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Modification Good Faith Estimate Missing Required State Disclosures	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 12/XX/2010 with fixed interest at the rate of 4.875% and P&I in the amount of $333.01. However latest payment history shows current P&I in the amount of $306.51. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Appraisal (Lvl 2)     "Appraisal report along with 1008 is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "According to the prior comment dated 05/10/2017, the borrower said that the property had some roof damage and needed their information. The nature of the damage is not available. No details were found regarding the insurance claim. No BPO and inspection reports are provided. Details regarding repairs are not available."
* Missing Required State Disclosures (Lvl 2)     "The property has been located in SC state, the following state disclosures are missing from the loan file as follow: 1.Agent Preference Disclosure 2.Casualty Insurance Disclosure"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2) "xx (debtor) filed Ch-13 xx on xx and proposes plan in which subject creditor(xx) is listed as secured claim holder and debtor will continue regular monthly payment to xx Consent order allowing Mortgage modification (Doc#xx) states xx and debtor have negotiated a modification of the first mortgage loan with decreased monthly payments. On October 26, 2017 the subject claim was transferred from xx to xx. However, on February 23, 2018 debtor filed a modified plan in which debtor surrenders the subject property to xx. The modified plan was confirmed on April 05, 2018. The debtor/borrower is struggling to make payments since June 2017 and is still in active bankruptcy. Although the debtor’s intention is to surrender the property through bankruptcy, the property is not yet transferred to Trustee/Investor and updated title report shows the property is still vested in the name of original borrower."		B	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39697086	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,623.88	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,204.62	6.000%	360	360	xx	xx	$9,020.34	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$762.84	Unavailable	Unavailable	xx	xx	xx	xx	Affiliated Business Disclosure Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 4/XX/2003 with fixed interest at the rate of 6.00% and P&I in the amount of $1,204.62. However latest payment history shows current P&I in the amount of $762.84. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 5/16/2019 to 7/16/2020 and from 9/9/2020 to 4/19/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 8/1/2020 to 8/31/2020."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available from 6/15/2019 to 7/17/2020 and from 9/8/2020 to 5/14/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 8/1/2020 to 8/31/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29744543	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$2,841.68	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,320.58	7.000%	360	360	xx	xx	$19,366.68	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income or Assets	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2014	$370,662.00	Not Applicable	4.000%	$1,549.14	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the Updated Title dated 4/3/2018 the borrower on the mortgage dated on xx all the borrowers are deceased. xx.
xx but no death certificate found in the loan file."
* Comment history is incomplete (Lvl 3) "The Comment history is incomplete. The Comment history is available of individual month 7/27/2019 and 9/23/2019 and from 12/4/2019 to 5/29/2020 and of individual month 1/29/2021 and from 3/11/2021 to 5/5/2021. However we require 24 month comment history. The Comment history is missing from 5/1/2019 to 6/30/2019 and from 8/1/2019 to 8/31/2019 and from 10/1/2019 to 11/30/2019 and from 6/1/2020 to 12/31/2020."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing in the loan file."
* State Tax Judgment (Lvl 2)     "1.According to updated title report dated 4/3/2018 the subject mortgage was originated on 2/XX/2007. There are 2 State Tax Lien against the borrower in the favor of XXXX in the amount of XXXX recorded on 8/XX/2012."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "1.According to updated title report dated 4/3/2018 the subject mortgage was originated on xx.There is a IRS/Federal Lien against the borrower in the favor of Federal Tax Lien in the amount of XXXX recorded on xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form disclosure  is missing in the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per the Updated Title dated 4/3/2018 the borrower on the mortgage dated on 2/XX/2007 recorded on 2/XX/2007 all the borrowers are deceased. xx is deceased on xx and xx is deceased on  xx and is deceased on xx is deceased on xx but no death certificate found.
																																																																																																								Currently the deed recorded on 3/XX/2018 the Property Ownership is currently with xx."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "BK is not active."	A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9368007	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,893.22	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,237.96	7.125%	360	360	xx	xx	$25,729.41	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$198,596.45	$31,846.45	4.000%	$696.91	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per PH the current UPB is xx, which is 25% lower than UPB reflected by Tape data xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $3750.00 as unsecured portion out of claim amount $183,750.00. Did not see comments indicating a cram down."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of WA. The following state disclosures are missing in the loan file.
1)Construction Lien Disclosure
2)Mortgage Loan Servicing Disclosure
3)Choice of Insurance Notice
4)Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
5)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing in the loan files."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The note date is 10/XX/2007 . As per the final HUD-1 the Settlement date is 10/XX/2007 , which is 3 days after the note date."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93976298	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$822.86	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$876.91	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/16/2017	$115,000.00	Not Applicable	5.500%	$652.96	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* The property has unrepaired damages (Lvl 4) "The servicing comments shows, the property has been damaged. As per comment on 5/11/2019, the total repair estimate from xx. SN Servicing only received $15,193.74 per the insurance claim check borrower sent in. The same comment shows the SN Servicing had already disbursed $10,000.00 from loss draft funds leaving a loss draft balance of $5,206.95. No further details are available regarding this."
* As per modification agreement lender has agreed to waive or forgive a large unpaid balance (Lvl 4) "The Certification of xx in Support Of A Motion To Approve Loan Modification filed on 11/09/2017 states that the new proposed mortgage payment will be approximately $941.17 with an interest rate of 5.50% and $26,002.47 of the principal balance is being forgiven. The loan modification agreement made on 11/09/2017 states the the unpaid principal balance is $115,000.00 with interest rate of 5.50% & P&I as $652.96. The Balloon Addendum to Loan Modification Agreement mentions the forgiven amount as $26,002.47."	* Loan has been determined to have an unsecured debt (Lvl 3) "The voluntary petition filed on xx states that the amount of secured claim is $123,206.00 and the unsecured claim is $9,206.00."	* Missing Required State Disclosures (Lvl 2) "The following state disclosure are missing from the loan file:
Delivery Fee Authorization, NJ Attorney Disclosure, Unacceptability of Insurance Notice, Attorney Disclosure II, Choice of Insurer Disclosure are missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for Prohibited Fees Test as Loan data is $739.00, Comparison data is $0.00 & Variance is +$739.00."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The loan originated in the name of  xx. The final title policy shows the property vested in the name of xx. However, the property is transferred from xx through Quitclaim Deed which was recorded on 09/20/2007. The updated title report states that the borrower conveyed his/her interest to other borrower."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
																																																																																																								discount points which may be labeled as an origination fee."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner."	B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1704298	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$448.95	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$692.23	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Right of Rescission	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "According to schedule D of the voluntary petition, the amount of secured claim is XXXX the value of the collateral that supports this claim is xx; However, the unsecured portion is in the amount of XXXX Did not see any comments regarding the cram-down of subject property."	* TIL not hand dated (Lvl 2) "Final TIL is not hand-dated by borrower."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data:$153,399.65 Comparison Data:$153,640.88 Variance:-$241.23
TILA Foreclosure Rescission Finance Charge Test: FAIL  Loan Data:$153,399.65 Comparison Data:$153,640.88 Variance:-$241.23"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $153,640.88. The disclosed finance charge of $153,399.65 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $153,640.88. The disclosed finance charge of $153,399.65 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR document is missing in the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71737592	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,143.96	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$695.79	7.450%	360	360	xx	xx	$5,881.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2012	$95,146.47	Not Applicable	5.250%	$604.81	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "According to Schedule D of voluntary petition dated xx loan has been determine to have an unsecured debt in the amount of $30,592.00."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Ohio State. Required state disclosures are missing from the loan file.
1) Equal Credit Availability Notice
2) Insurance Tying Disclosure
3) Non-Deposit Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI cert is required as LTV is 100%. However, missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12827056	xx	xx	561-692	18379	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,203.86	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Yes	xx	Not Applicable	$487.76	7.250%	360	360	xx	xx	$367.82	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2014	$58,656.56	$11,185.20	7.250%	$308.46	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "The voluntary petition was filed on xx in the amount of claim without deducting value of collateral xx and value of that supports to the claim that is $27,000.00; however, unsecured portion remains in the amount of $30,166.78."
* Payment history is incomplete/ missing (Lvl 3)     "Updated Comment:
																																																																																																							The payment history is available from 6/24/2019 to 7/31/2020, from 11/10/2020 to 5/5/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 8/1/2020 to 10/31/2020."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53676566	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$417.71	$732.05	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,352.26	8.630%	480	480	xx	xx	$21,469.45	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer 1-4 Family Rider Credit Application	xx	4: Unacceptable	* State Tax Judgment (Lvl 3) "Review of updated title report dated 4/3/2018 reflects 3 state tax liens dated prior to subject loan against the 'xx' in total amount of $6,513.51 recorded on xx in favor of xx. Final Title Policy at origination does not reflect these as exceptions to the policy."	* Loan has been determined to have an unsecured debt (Lvl 2) "Amended Schedule D of the Bankruptcy voluntary petition dated 1/13/2016 shows that the amount of secured claim without deducting the value of xx and the value of collateral that supports this claim is $176,515 leaving an unsecured portion of $83,349.

Update-
As per comment dated 12/07/2019, the bankruptcy was discharged on 11/07/2019 and closed on same date."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "Current balance is greater than the tape."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
* Missing required 1-4 family rider (Lvl 2)     "The appraisal report dated 3/30/2007 reflects the property type is 2 family however missing the 1-4 family rider."
* Deceased Borrower(s) (Lvl 2)     "Per the updated title report, title holder xx deceased.  The Date of Death was not provided."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per Updated title report dated 4/3/2018, the year 2017 1st half county property taxes for parcel# xx are delinquent in the amount of $417.71."
* Application Missing (Lvl 2)     "Final application is missing from loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99099200	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,989.15	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$3,863.24	8.183%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,671.75	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Modification Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional NegARM rate loan was originated on 9/13/2007 with interest at the rate of 8.183% and P&I in the amount of $3,863.24. However latest payment history shows current P&I in the amount of $1,671.75 and the comments dated 12/2/2019 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan file, NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, NY Hazard Insurance Disclosure, Tax Escrow Account Designation, Mortgage Bankers and Exempt Organizations Preapplication, Part 80 Disclosure, Alternative Mortgage Transaction Disclosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm Affidavit, New York Real Property Escrow Account Disclosure, Subprime Home Loan Counseling Disclosure, Subprime Home Loan Tax and Insurance Payment Disclosure, Subprime Home Loan Disclosure, Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test: FAIL 5.000% 2.000% +3.000%.
Prepayment Term Test: FAIL 36 Months 12 Months 24 Months."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value from the available loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business Disclosure is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of 4/30/2021, the last payment was received on 4/30/2021 which was applied for the due date of 4/1/2021 and the next due date for payment is 5/1/2021."	A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58105855	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,350.97	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,419.65	8.000%	480	480	xx	xx	$19,840.97	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Document Showing a Index Numerical Value Notice of Servicing Transfer Initial Escrow Acct Disclosure Credit Application	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 5/7/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."	* Loan has been determined to have an unsecured debt (Lvl 3) "According to schedule D of voluntary petition, the amount of secured claim is XXXX and the value of collateral that supports this claim is xx. However, the unsecured portion is XXXX Did not see any comment regarding the property had a cram down."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the NJ state; However, the following State Disclosures are missing in the loan file
1] Nj Application disclosure
2] Delivery Fee Authorization
3]NJ Attorneys disclosure
4]Attorney Disclosure II
5]Tax Bill Information
6]Commitment Disclosure
7]Choice Of Insurer Disclosure
8]Civil Union / Domestic Partnership Addendum to Uniform Residential Loan Application.
9]Lock-In-Agremment"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing in the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to confirm the operative index value for origination from the available loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Application Missing (Lvl 2) "Final application along with 1008 is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6519792	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,857.44	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.000%	360	360	xx	xx	Not Applicable	HELOC	Revolving	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	5.880%	$414.11	Unavailable	Unavailable	xx	xx	xx	xx	Credit Application Modification Origination Appraisal Notice of Servicing Transfer Final Truth in Lending Discl.	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is HELOC Revolving mortgage originated with the interest rate 6% with the maturity date 2/6/2038. As per the review of updated payment history, the current P&I is $414.11 and the rate is 5.88%. Hence there is difference in interest rate with respect to note data which seems that there would be a possibility of modification. Also, the collection comment dated 1/31/2020 shows the loan was modified in the year 2020 with the effective date 1/17/2020 & the revised maturity date 12/1/2059. However, the copy of executed Mod is missing from the loan file."	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx was found at location "xx" showing page #xx was missing from the HELOC document."	* Application Missing (Lvl 2) "Final application along with transmittal summary is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "Right of Rescission is not signed  hand dated by the borrower."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* SOL - Statute of Limitations Issue (Lvl 2)     "As per the collection comments dated 12/11/2017 the issue of statute of limitations was initiated and foreclosure was put on hold. However, the future comments stating that the statute of limitations has been completed."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The subject property is in VA state. The following require state disclosures are missing from the loan file. 1. Choice of Settlement Agent Disclosure. 2. Copy of Appraisal or Statement of Appraised Value."		B	B	Minimal	Not Covered	Pass	No Result	No Result	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1402165	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$80.14	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$692.92	9.630%	360	360	xx	xx	$8,264.03	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "Updated Comment: Subject property has damaged. As per comment dated 3/24/2021, the subject property was damage due to hurricane and the loss amount is $21,453.28 and the loss date was 8/26/2020 and 10/12/2020. The comment dated 3/3/2021 reflects that, the 100% inspection completed with the roof. As per the comments dated 3/15/2021 and 3/16/2021, still have $7,186.20 left to disburse and the mold damages are not completed and There is no any other information regarding this damage whether it has been repair or not."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL $168,950.74 $176,006.66 -$7,055.92.
TILA Foreclosure Rescission Finance Charge Test: FAIL $168,950.74 $176,006.66 -$7,055.92.
TILA APR Test: FAIL 9.630% 10.188% -0.558%."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans, Anti-Tying Disclosure, Financial Institution Choice of Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of transfer is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $176,006.66. The disclosed finance charge of $168,950.74 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $176,006.66. The disclosed finance charge of $168,950.74 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA APR test. The annual percentage rate (APR) is 10.188%. The disclosed APR of 9.630% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$21,453.28	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81462887	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,107.14	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,404.37	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,155.77	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Affiliated Business Disclosure
Credit Application
Modification
Final Truth in Lending Discl.
Origination Appraisal
Right of Rescission
Notice of Servicing Transfer
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 11/18/2003 with fixed interest at the rate of 7.50% and P&I in the amount of $1,404.37. However latest payment history shows current P&I in the amount of $1,155.77 and the comments dated 2/21/2020 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/5/2019 to 9/28/2019 and from 11/5/2019 to 5/10/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 10/1/2019 to 10/31/2019."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in VA state. The following state disclosure are missing in the loan files.
Choice of Settlement Agent Disclosure, Copy of Appraisal or Statement of Appraised Value."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* Application Missing (Lvl 2)     "Final 1003 application along with transmittal is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with supporting document 1008 is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan files."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment hasn’t been completed. The latest assignment is from xx, to xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: Result: FAIL; Loan Data: 0.000%; Comparison Data: 7.704%; Variance: -7.704%."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing in the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct  Disclosure is missing in the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:Result: FAIL;Loan Data: 0.000%;Comparison Data: 7.704%;Variance: -7.704%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.704%. The disclosed APR of 0.000% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35943050	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$434.96	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$604.20	7.500%	240	240	xx	xx	$37,994.46	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per comment dated 6/20/2019, the loan was modified on 6/1/2019. No further details have been found.

Updated Comment:-
This is conventional Fixed mortgage originated with the P&I $604.20 and the interest rate 7.50% with the maturity date 10/1/2023. The updated payment history shows the current P&I is $613.05 and the interest rate is 7.500%. Hence, there is difference in P&I and rate of interest with respect to note data which seems that there would be a possibility of modification. The collection comment dated 2/12/2020 shows the mod was done on the effective date on 1/XX/2020 with the revised maturity date 1/XX/2030. However, the executed modification agreement is missing from the loan file."	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 3) "The subject property was transferred from xx through warranty deed which was recorded on xx. The loan is originated in the name of xx, which was recorded on xx. The mortgage document was signed only by xx. The final title policy at origination shows that the property is vesting only in the name of xx. There is no will/probate found for xx. There is possibility of partial interest issue, but since title policy covers the ownership, a possible title claim can be filed."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This Loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
* Settlement date is different from note date (Lvl 2)     "As per the HUD-1, the settlement date is xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for Prepayment Term Test as Loan data is 36 months, Comparison data is 0 months and Variance is 36 months."
* Missing Required State Disclosures (Lvl 2)     "The State Disclosure : Choice of Insurer is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan files."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89552633	xx	xx	561-692	18448	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,560.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$935.27	8.375%	360	360	xx	xx	$15,214.74	Conventional	Fixed	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/03/2014	$118,845.40	Not Applicable	4.625%	$758.00	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from 7/3/2019 to 5/12/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 6/30/2019."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test: FAIL Loan Data: $217,381.61 Comparison Data: $219,449.99 Variance: -$2,068.38.

TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $217,381.61 Comparison Data: $219,449.99  Variance: -$2,068.38.

TILA APR Test: FAIL  Loan Data: 8.710% Comparison Data: 8.868%  Variance: -0.158%."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OK state. The following state disclosures are missing from the loan file as follows:
OK Title protection notice,
Insurance Disclosure,
 NSF Fee Disclosure,
Over-the-limit fees,
Notice of Rights to Obtain a Security Freeze."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK not active."
																																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "As per the Appraisal report, the appraisal value is $115,000 and the loan amount is $123,050, therefore, LTV/CLTV exceeds 104%."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6378953	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	xx	$286.97	$7,174.84	Unavailable	xx	No	Other	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,579.54	9.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/21/2013	$233,700.00	Not Applicable	2.000%	$711.62	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Credit Application Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is on second lien position. There is an active HOA lien on subject property recorded on xx."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description mentioned on Deed is not matching with legal description mentioned on recorded mortgage and Final title policy. “xx” this part of Legal is missing in the Deed dated xx.  Also, the line #xx“ Including thexx” missing in the Deed. As per Note and Mortgage City is “xx”. However, as per Updated Title and tape data reflects it as “xx”."
* Comment history is incomplete (Lvl 3)     "Comment history available from 04/07/2017 to 02/28/2018. However, we require latest 24 months collection comment. Comment history missing from 03/01/2016 to 03/31/2017."
* Title Review shows major title concern (Lvl 3) "Pro-Title report dated 04/05/2018 shows, there is an active HOA lien on subject property recorded on xx in favor of xx for the amount of $14,177.56. Subject property is located in the state of New Jersey which is a Super-lien state. There is a risk of property may get foreclosed due to above unpaid lien. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."	* Missing Required State Disclosures (Lvl 2) "The property is located in NJ state. The required state disclosure is missing from the loan file.
NJ Application Disclosure, Delivery Fee Authorization, NJ Attorney Disclosure, Unacceptability of Insurance Notice, Attorney Disclosure II, Tax Bill Information, Private Well Testing, Lock-In Agreement, Commitment Disclosures, Choice of Insurer Disclosure, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Prohibited Fees Test: FAIL
Loan data $7,762.00 Comparison data $0.00 Variance +$7,762.00."
* State Tax Judgment (Lvl 2)     "There is one junior state tax lien against the borrower in the favor of XXXX, Treasurer in the amount of XXXX which was recorded on 03/XX/2008."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "The first installment utility taxes for the year 2017 have been delinquent in the amount of $286.97 and was due for 01/31/2018."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value is unable to determine from available documents."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "As per updated title report dated 04/05/2018, three certificate of tax Sale was done for unpaid Water/Sewer/Utilities and was redeemed as follows: first is the under certificate xx, for the amount of XXXX However it was redeemed on 01/17/2007. Second is the under certificate xx, for the amount of xx. However, it was redeemed on 12/XX/2008. Third is the under certificate xx, for the amount of $881.60. However, it was redeemed on 06/17/2014."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. Currently, the assignment is from xx"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The List of Service Providers is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83292067	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$215.32	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$557.16	9.375%	240	240	xx	xx	$25,041.47	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2012	$47,635.39	Not Applicable	8.875%	$436.08	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Final Truth in Lending Discl. Right of Rescission Credit Application Initial Escrow Acct Disclosure Origination Appraisal	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "Modification agreement as of 08/01/2012 shows $10,000.00 of the new principal balance is eligible for forgiveness (the deferred principal reduction amount) only if the borrower is not in default on his new payments such that the equivalent of three full monthly third anniversaries of 05/01/2012. Otherwise a balloon payment in the amount of $10,000.00 will be due when the term of the loan expires or when pay off the modified loan."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 4/24/2020, the borrower concerned she is furlowed from work and has hardship due to Covid-19."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per note the loan was originated on xx with the Original Principle Balance xx.however as the borrower is current with the loan the unpaid principle balance as per payment history is xx and tape data shows xx .Hence the unpaid principle balance is less than 25% of Original Principle Balance."
* Title Review shows major title concern (Lvl 3)     "Updated title report dated 4/3/2018 shows, there is an active Senior mortgage against the subject property originated on xx in the amount of xx with the xx which was recorded on xx. However, Hud-1 shows pay off to xx for the amount xx. Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is on other lien position as updated title report dated 4/3/2018 shows, there is an active Senior mortgage against the subject property originated on xx in the amount of xx with the xx which was recorded onxx. However, Hud-1 shows pay off to xx. Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* The property has unrepaired damages (Lvl 3) "According to the collection comment dated 11/10/2020, the damage has been noted. The comment states that borrower had received claim check in the amount $6,218.13 due damages to the bathroom sewer system. No more details has been found and no comment found which states that repairs has been completed."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase TILA Test failed for APR test failed and GSE fees failed. as per the loan data 0.005 comparison data 10.1895 and variance -10.189%."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for APR test failed and GSE fees failed
The annual percentage rate (APR) is 10.189%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. Currently, the subject mortgage is with xx. It should be with xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service provider disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,218.13	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83300036	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,118.30	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$542.41	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2013	$66,910.98	$20,000.00	7.125%	$359.38	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Credit Application Origination Appraisal Missing POC Affiliated Business Disclosure Initial Escrow Acct Disclosure Final Truth in Lending Discl.	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "Loan modification agreement made on 04/01/2013. The new principal balance is $66,910.98. However, there is principal reduction alternative. The amount of $20,000.00 of the principal balance is eligible for forgiveness. (The deferred principal reduction ). If the borrower makes monthly mortgage payments on time, the lender shall reduce the deferred principal balance of note in installments equal to one-third of deferred principal reduction amount for each year on the anniversary for three years."	* POC Deadline is coming soon (Lvl 3) "The borrower had filed bankruptcy under chapter 13 with the case # xx. The plan was confirmed on xx. As per PACER, the POC Bar date was xx. However, the POC has not been filed yet."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of Voluntary Petition document shows $947.14 unsecured portion out of claim amount $58147.14. As per schedule A property value is xx. Did not see cram down."	* Missing Required State Disclosures (Lvl 2) "The state required disclosure is missing in the loan file listed as follows:
Placement of Insurance Disclosure
Availability of Title Insurance
TN Consent to Disclosure of Insurance Information
Choice of Agent/insurer
Insurance Solicitation/Post Commitment"
* Application Missing (Lvl 2)     "Final 1003 application is missing from the loan file."
* Issue with the legal description or recorded instrument (Lvl 2)     "The address mentioned on Note and Mortgage reflects “xx” and on tax documents it shows as “xx”. However, Updated title report dated 04/11/2018, reflects “xx”."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.574%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL
Loan data 0.000% Comparison data 8.574% Variance -8.574%.

Brokerage/Finder Fee Test: FAIL
Loan data $1807.00 Comparison data $1,444.00 Variance +$363.00.

This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4057770	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$2,892.01	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,088.13	8.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$150,408.43	Not Applicable	4.625%	$854.36	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Final Truth in Lending Discl. Credit Application Missing Required State Disclosures Loan Program Info Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "Pro-Title report dated 04/09/2018 shows there are three active HOA lien on subject property all in the favor of xx first in the amount of $833.45 which was recorded on xx, second in the amount of 3325.34 which was recorded on 11/10/2010, third in the amount of $392.50 which was recorded on 11/28/2011.
Subject Property is located in the state of Texas. There is a risk of property getting foreclosed due to above unpaid lien."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per the review of Updated Title report dated 04/09/2018, the subject mortgage is in lower lien position as there are three active HOA liens against subject property in the favor of xx. First is in the amount of $833.45 which was recorded on 06/03/2008, second is in the amount of 3325.34 which was recorded on 11/10/2010 and third lien is in the amount of $392.50  which was recorded on 11/28/2011.
Subject Property is located in the state of Texas. There is a risk of property getting foreclosed due to above unpaid lien."
* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "Modification agreement is not recorded state is texas."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Voluntary Petition, Schedule-D shows the amount of 10,000.00 as an unsecured portion out of the amount of claim $145,000.00. Did not see any comments reflecting cram down."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal Description mentioned on Mortgage is not matching with legal description mentioned on recorded Deed and final TPOL.
A part of Legal mentioned on the Mortgage is," xx" This part of Legal is not matching with Deed and TPOL.
Legal mentioned on Deed and TPOL is, "xx"
This could be cured through reformation."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 Application is missing from the missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.

The annual percentage rate (APR) is 8.149%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The below mentioned required state disclosures are missing in the loan file.
Commitment Requirement/Anti-Tying, Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Pre-closing Disclosure, Fair Market Value of Homestead Property Acknowledgment, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Insurance Solicitation/Post Commitment Requirement."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment of mortgage has not been completed. Currently, the assignment of from xx, as nominee xx recorded on 03/14/2013. However, the assignment is missing to xx.
Also, there is break in assignment from xx to xx, as nominee  for xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL
Loan data 0.000% Comparison data 8.149% Variance -8.149%"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing in the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35905322	xx	xx	561-692	18474	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,247.18	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$930.90	8.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.222%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2012	$122,732.57	Not Applicable	4.625%	$735.30	xx	Financial Hardship	xx	xx	xx	xx	Title Policy Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Amount of title insurance is less than mortgage amount (Lvl 3) "Final title policy is missing in the loan files, however there is commitment with the insurance amount of xx which is less than the loan amount of xx."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description on the Warranty Deed recorded on xx does not match with the subject mortgage recorded on xx, The mortgage xx""
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $26,000.00 as unsecured portion out of claim amount $118,000.00. Did not see comments indicating a cram down."
* Title policy missing (Lvl 3) "Final title policy is missing in the loan files, however there is commitment with the insurance amount of xx (Doc Loc: xx)"	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm due to missing documents."
* Title Review shows break in assignment  (Lvl 2)     "The chain of the assignment is not Complete, The current assignment is with xx. There is break in assignment and gap assignment needed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.
Brokerage/Finder Fee Test: FAIL $5,183.69 $2,340.00 +$2,843.69"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for Brokerage/Finder Fee Test as Loan data is  $5,183.69, Comparison data is  $2,340.00 & Variance is +$2,843.69."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosures are missing in the loan files."Placement of Insurance Disclosure,Availability of Title Insurance,TN Consent to Disclosure of Insurance Information,Choice of Agent/insurer,Insurance Solicitation/Post Commitment"."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing in the loan files."		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49838867	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,466.15	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,188.29	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	11.239%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 7/9/2020 the borrower's income has been impacted due to covid-19 and 3 months deferment granted by investor. No more details are available."	* Loan has been determined to have an unsecured debt (Lvl 3) "According to Schedule D of voluntary petition dated xx loan has been determine to have an unsecured debt in the amount of $110,186.00."	* Title shows an assignment chain break (Lvl 2) "As per updated title report dated 4/6/2018, the chain of assignment is incomplete; as there is currently assignment with “xx.”"
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in New York State. The required state disclosures are missing from the loan file. 1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice 2) NY Interest Rate Disclosure 3) Tax Escrow Account Designation 4) Mortgage Bankers and Exempt Organizations Pre application 5) Co-Signer Notice Requirements 6) Commitment Disclosure 7) Lock-in Disclosure 8) Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56905276	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,144.56	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$603.60	8.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	27.464%	First	Unavailable	Not Applicable	Unavailable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/02/2016	$73,000.00	Not Applicable	4.000%	$435.33	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure HUD-1 Closing Statement Origination Appraisal Title Evidence Right of Rescission	xx	3: Curable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "According to the modification agreement dated 06/02/2016, the lender agrees immediately to forgive $55,060.12 principal amount (which exceeds 2% of modification amount) permanently from the total principal balance of $73,000.00."
* Missing Title evidence (Lvl 4) "Final title policy is missing from the loan file. And, there is neither title commitment nor preliminary title policy available in the loan file."	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/9/2019 to 8/23/2019, from 10/2/2019 to 4/30/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 9/1/2019 to 9/30/2019."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, the values are updated from itemization located at (xx)."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA Right of Rescission Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49823017	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,401.49	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,954.53	4.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Modification Missing POC Origination Appraisal Credit Application Missing Required State Disclosures	xx	3: Curable	* Water/Sewer Taxes (Lvl 3) "The review of the updated title report dated 03/30/2018 shows that there are two water/Sewer/ Utility liens against the subject property in the total amount of $46.15, in the favor of xx which were recorded on different dates."
* Loan appears modified. Mod missing or unexecuted (Lvl 3)     "As per comment dated 4/30/2019, the loan was modified. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.75% and the borrower promises to pay P&I in the amount of $2902.14 beginning from xx. The maturity date as per modification is 4/1/2059.  No further details have been found."
* POC Deadline is coming soon (Lvl 3) "The borrower had filed bankruptcy under Chapter 11 with the Case #xx. The petition was filed. The date of the last filing is xx As per the deadlines, the POC deadline was xx. However, the POC was not filed."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing  from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
1]VA Application Disclosure.
2]Choice of Settlement Agent Disclosure.
3]Disclosure of Charges For Appraisal or Valuation.
																																																																																																								4]Copy of Appraisal or Statement of Appraised Value."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62517753	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,708.35	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$568.17	7.000%	360	360	xx	xx	$8,606.70	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/17/2009	$91,098.50	Not Applicable	5.000%	$439.27	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Title issue (Lvl 3) "According to the Warranty Deed dated xx and Mortgage recorded on xx, there are two borrower xx.
Also, as per the updated title report dated 4/9/2018, the title is vested in the name of xx.
However, the final title policy is vested in the name of only xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule D in voluntary petition shows $25,131.00 as unsecured portion out of claim amount of $90,797.00. The value of collateral that supports this claim is xx. Did not see comments indicating a cram down."
* Amount of title insurance is less than mortgage amount (Lvl 3)     "As per final title policy dated xx, the amount of insurance is xx. However, as per Note, the subject was mortgage was originated on xx with a loan amount of xx. This can be cured by adding an addendum to the title policy with the required insured amount or furnishing a new title policy which covers the entire loan amount."
* Comment history is incomplete (Lvl 3) "The comment history is available from 5/9/2019 to 3/30/2020, from 5/1/2020 to 4/21/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 4/1/2020 to 4/30/2020."	* Missing Required Disclosures (Lvl 2) "List of Service Provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY state. The following state disclosure are missing from the loan file as follows:
NY Consumer Credit Disclosure / Fair Credit Reporting Notice,
NY Interest Rate Disclosure,
NY Hazard Insurance  Disclosure,
Tax Escrow Account Designation,
Mortgage Bankers and Exempt Organizations Pre-application,
Co-Signer Notice Requirements,
 Default Warning Notice,
New York Real Property Escrow Account Disclosure,
 Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure is missing from the loan file."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "As per tape the borrower was delinquent for 36+ months. However, as per latest payment history the borrower is current."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80456232	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$1,065.07	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$776.21	7.340%	360	360	xx	xx	$15,212.77	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2010	$198,213.70	$44,514.43	2.000%	$465.45	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "According to the updated title report dated 5/9/2018, there are four Notices of liens active against the subject property for unpaid stormwater utilities maintenance in the favor of xx 2 xx for the total amount of $399.23 which were recorded on xx respectively.
The subject property is located in the Florida state, which is a super lien state. There is a risk of property being foreclosed due to above unpaid liens.
This can be cured by paying off the above unpaid liens with late charge and accrued interest."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the comment dated 3/23/2020, the borrower’s income was impacted by Covid. No further details have been found."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 5/9/2018, the subject mortgage is at lower lien position as there are four Notice of liens for stormwater utilities active against the subject property in the favor of xx Officer 2xx for the total amount of $399.23 which were recorded on xx respectively."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive documents are missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per tape the UPB is $145,259.83, however payment history reflects UPB as $220,592.50."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule-D in Voluntary petition shows $137,601.98 as unsecured portion out of claim amount $230,686.98. The value of collateral is xx. Did not see comments indicating a cram down."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71465461	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$173.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 7	xx	$0.00	Not Applicable	xx	Not Applicable	$679.08	9.130%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$437.88	Unavailable	Unavailable	xx	xx	xx	xx	Final Truth in Lending Discl. Missing Required State Disclosures Modification Notice of Servicing Transfer Origination Appraisal Credit Application	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 3) "As per review the original interest rate was 9.1300% and P&I $679.08. However, as per latest Payment history P&I is $437.88. It seems loan has been modified. No further details have been found."
* Deceased Borrower(s) (Lvl 3)     "The borrower xx was deceased. The comment also states that the principal mortgagor was deceased.
The death Certificate (located-xx) shows that, the borrower xx was deceased on xx."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state required disclosures are missing :
Placement of Insurance Disclosure, TN Consent to Disclosure of Insurance Information, Choice of Agent/insurer, Insurance Solicitation/Post Commitment."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for TILA APR Test as Loan data is 0.00%, Comparison data is 9.533% and Variance is -9.533%. Final TIL is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 9.533%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure are missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance fails for Brokerage/Finder Fee Test as Loan data is $3,342.60, Comparison data is $1,738.15 and Variance is +$1,604.45."
																																																																																																								* Loan has been determined to have an unsecured debt (Lvl 2) "The voluntary petition filed on 01/26/2018 states that the secured claim is $88,226.00 and the unsecured claim is $30,526.00."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96497098	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,611.39	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.92	7.050%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Origination Appraisal Modification Initial Escrow Acct Disclosure Title Policy	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed mortgage originated with the P&I $1,313.92 & rate 7.050% with the maturity date 7/1/2036. As per the review of payment history, the current P&I is $1,012.42 and rate is 4.25%. As per loan file, the interest rate was reduced to 4.25% in November 2012, as per document located at 'xx' (notice of interest rate reduction) and the monthly payment was calculated according to the terms of the Note using reduced interest rate. The borrower is paying as per this notice of rate reduction. However, as per the recent comment dated 4/30/2021, the servicer said that BK Mod updated. This seems that there would be a possibility or chances of Mod done through BK. However, the copy of executed Mod is missing from the loan file."	* Deceased Borrower(s) (Lvl 3) "According to collection comment dated 4/12/2016 states that the reason for default was due to death of borrower. However, no further details have been found that which borrower has been deceased and also there is no death certificate found in the loan file. Further comment dated 1/30/2017 states that the financial hardship due to death in family. No further information has been found regarding same."
* Comment history is incomplete (Lvl 3)     "Available comment history is incomplete as we required for latest 24 months. Comment history is available from 3/3/2011 to 2/9/2018 and missing from 2/10/2018 to 3/31/2018.

Updated Comment:-
Recent 24 months servicing comments are available from 6/12/2019 to 5/5/2021."
* Title policy missing (Lvl 3) "Lender's final title policy / TPOL is missing from the loan file; However, title commitment is available in the loan file."	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure missing from the loan file."
* Property Damage (Lvl 2)     "As per collection comment dated 09/21/2013, the subject property had some surprise home repairs. No further details were found regarding the completion of repairs. The nature and exact amount of damage is not provided.
The latest BPO report dated 03/21/2018 located at xx reflects subject appears to be in average condition with no visible damages or repairs."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92710658	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,356.43	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$555.04	10.000%	480	480	xx	xx	$3,658.84	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Document Showing a Index Numerical Value
Initial Escrow Acct Disclosure
Credit Application
Affiliated Business Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Loan Program Info Disclosure
Title Policy	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 6/7/2020 the borrower's income has been impacted due to covid-19. As per the comment dated 8/4/2020 the forbearance plan has been approved. No further details have been found."	* Title policy missing (Lvl 3) "Final title policy is missing from the loan file. however, commitment title is available in the loan file."	* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index value is unavailable from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrowers."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with 1008 is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business discourses is missing  from the loan file."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 05/10/2018,there is a State tax lien open against the borrower in the amount of $1,057.08, in the favor of XXXX which was recorded on 11/XX/2010."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Ne (NY) state. The below Required State disclosures are missing in the given loan files.
1]Agent Preference Disclosure.
2]Casualty Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22321344	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,227.35	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$609.35	6.120%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2015	$44,133.41	Not Applicable	2.000%	$159.34	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Credit Application Notice of Servicing Transfer Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "According to modification agreement made on 03/01/2015 between the borrower “xx” located at "0417182698_Modification Agreement_444_20170523", the new modified principal balance of note is in the amount of $41421.35. The lender has agrees to forgive principal in the amount of $2,712.06 which exceeds 2% of the modification amount."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed Prepayment penalty term test. The loan charges a prepayment penalty with a term exceeding 3 years."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not executed by the borrower."
* Application Missing (Lvl 2)     "Final 1003 along with transmittal is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure document is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State. The following state disclosures are missing in the loan file:

1. Waiver of Borrowers Rightstand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing in the loan files."		A	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59565293	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$344.58	Unavailable	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,096.53	10.750%	180	180	xx	xx	$12,749.56	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Initial Escrow Acct Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Servicing comments are incomplete. Latest 24 months of comment history is required. It is available from 1/4/2011 to 02/09/2018. Hence, missing from 2/10/2018 to 03/31/2018."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The tape data reflects UPB as $60,793.20. However, as per payment history located at “Loan History - BULK” the current UPB reflects in the amount of $30,152.73."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file; However, the values are updated as per tape data."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 along with 1008 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in AL State. The following state disclosure is missing in the loan files.
1. Choice of Insurer"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The servicing transfer disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21654564	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$843.61	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$885.00	7.380%	360	360	xx	xx	$29,634.90	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/16/2015	$132,684.85	$14,808.92	3.750%	$689.30	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure Credit Application Initial Escrow Acct Disclosure Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Missing Dicsloures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available for 7/23/2019, from 10/9/2019 to 12/31/2019, from 2/25/2020 to 4/30/2020, from 6/4/2020 to 7/31/2020, from 9/1/2020 to 9/29/2020, from 11/6/2020 to 5/7/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/1/2019 to 6/30/2019, from 8/1/2019 to 9/30/2019, from 1/1/2020 to 1/31/2020, from 5/1/2020 to 5/31/2020, from 8/1/2020 to 8/31/2020, from 10/1/2020 to 10/31/2020."
* Loan has been determined to have an unsecured debt (Lvl 3)     ""Schedule-D in Voluntary petition shows $73,007.53 as unsecured portion out of claim amount $119,531.53. The value of collateral that supports the claim amount is xx. Did not see any comments indicating a cram down.”"
* Comment history is incomplete (Lvl 3)     "The servicing comment is available from 7/27/2015 to 2/9/2018. However, we require latest 24 months of servicing comment. The servicing comment is missing from 2/10/2018 to 3/30/2018.

Updated Comment:
The comment history is available from 7/1/2019 to 8/21/2020, for 10/30/2020, for 12/8/2020, from 2/3/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 6/30/2019, from 9/1/2020 to 9/30/2020, from 11/1/2020 to 11/30/2020 and from 1/1/2021 to 1/31/2021."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 along with transmittal is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing from the loan file:
Anti-Coercion Notice,
Title Insurance Disclosure,
Radon Gas Disclosure,
Insurance Sales Disclosure."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value because supportive index value is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	831032	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$2,054.11	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$258.09	5.510%	360	360	xx	xx	$8,195.60	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/26/2007	$145,477.51	Not Applicable	7.400%	$654.62	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Condo/PUD Rider Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per the updated title report dated 5/9/2018, the subject mortgage is in second lien position as there is a HOA lien active against the subject property in the amounts of $1884.95 in the favor of xx which was recorded on 1/4/2012. The subject property is located in Florida State, which is a super lien state. There is a possibility of foreclosure by unpaid HOA liens. This can be cure by paying off above unpaid lien with delinquent interest or late charges."
* Title Review shows major title concern (Lvl 4) "As per the updated title report dated 5/9/2018, there is a HOA lien active against the subject property in the amounts of $1884.95 in the favor of xx which was recorded on 1/4/2012. Also, there is a notice of lis pendens filed by xx which was recorded on 1/17/2014. The subject property is located in Florida State, which is a super lien state. There is a possibility of foreclosure by unpaid HOA liens. This can be cure by paying off above unpaid lien with delinquent interest or late charges."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per seller tape data, the current UPB was $151,309.24. However, as per latest payment history, the current UPB is $266,877.55."
* Application Missing (Lvl 2)     "Final application is missing from the loan file, however the details are updated from the initial application."
* Condo / PUD rider Missing (Lvl 2)     "The subject property is PUD, hence, PUD rider is required. However, the PUD rider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files"
* Settlement date is different from note date (Lvl 2)     "Updated settlement date as xx"
* Loan has been determined to have an unsecured debt (Lvl 2)     "The voluntary petition filed on 10/XX/2017 states that the secured claim is $299,222.31 and the unsecured claim is $184,142.91."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file:
Anti-Coercion Notice, Title Insurance Disclosure, Radon Gas Disclosure, Insurance Sales Disclosure are missing from loan files."
																																																																																																								* Missing Required Disclosures (Lvl 2) "Initial Escrow Account disclosure and List of Service Providers disclosure are missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29899399	xx	561-692	18557	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$601.48	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$131.46	7.924%	361	361	xx	xx	$10,844.53	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Condo/PUD Rider 1-4 Family Rider	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Comment history is available from 08/13/2012 to 02/9/2018. Collection comments are missing from 2/10/2018 till 03/31/2018 as we require complete 24 months collection comments.
Updated: Recent 24 months of comment history is available in the loan file."	* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule D of voluntary petition dated 02/13/2017 shows amount of secured claim without deducting the value of collateral is $50,000.00 and value of collateral is xx however the unsecured portion is $15,238.00."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
Anti-Coercion Notice, Title Insurance Disclosure,  Radon Gas Disclosure, Insurance Sales Disclosure are missing from loan files"
* Settlement date is different from note date (Lvl 2)     "As per HUd-1, Settlement date is xx"
* Condo / PUD rider Missing (Lvl 2)     "Condo/PUD rider is missing from the loan file however, as per appraisal, Property type is Low rise condo."
																																																																																																								* Missing required 1-4 family rider (Lvl 2) "As per Appraisal, Property type is Low rise condo. 1-4 rider is not required."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50566658	xx	561-692	18558	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$704.95	Unavailable	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$172.87	7.297%	360	360	xx	xx	$18,884.16	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Condo/PUD Rider	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 08/13/2012 to 02/9/2018. Collection comments are missing from 2/10/2018 till 03/31/2018 as we require complete 24 months collection comments.

Updated comment:Servicing comments are available from 6/1/2019 to 7/31/2019, 10/1/2019 to 10/30/2019, 1/1/2020 to 7/31/2020, 9/1/2020 to 10/30/2020, 1/1/2021 to 1/31/2021 and 4/1/2021 to 5/31/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 8/1/2019 to 9/30/2019, 11/1/2019 to 12/31/2019, 8/1/2020 to 8/31/2020, 11/1/2020 to 12/31/2020 and 2/1/2021 to 3/31/2021."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The loan was originated by “xx” on xx. As per latest warranty deed made on 12/19/2003 and recorded on xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1, Settlement date is xx."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D of voluntary petition dated 02/13/2017 shows amount of secured claim without deducting the xx and value of collateral is $38,000.00 however the unsecured portion is $29,973.00."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in  Florida  (FL) state. The below Required State disclosures are missing in the given loan files.
1] Anti-Coercion Notice.
2]Insurance Sales Disclosure."
																																																																																																								* Condo / PUD rider Missing (Lvl 2) "As per Appraisal, Condo/PUD rider is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15901018	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$724.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$840.12	10.500%	360	360	xx	xx	$15,131.84	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Final Truth in Lending Discl. Missing Required State Disclosures Mortgage Insurance Credit Application Initial Escrow Acct Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx however unsecured portion remained as $259.18. Collection comments does not show any cram down."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice servicing transfer disclosure is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file, however the values are updated from loan statement, which is  located at"0417807484_File Request MD_92_20180216(pg#3)"."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state, however required state disclosure missing from loan file are:Placement of Insurance Disclosure, TN Consent to Disclosure of Insurance Information, Choice of Agent/insurer, Insurance Solicitation/Post Commitment."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase test fail for: Interest Rate Test result FAIL loan data 10.500%, comparison data:8.710%, variance +1.790%, Brokerage/Finder Fee Test result FAIL, loan data  $3,532.40 comparison data $1,836.85, variance +$1,695.55"
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from loan file."
* Application Missing (Lvl 2)     "Final 1003 (Application) is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrower."		A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12833594	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$61.80	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$361.86	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance	xx	3: Curable	* Title issue (Lvl 3) "The final title policy at the time of origination is not showing the Name of Insured (lender's name)."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The CE result is Elevated because
This loan has failed HOEPA Higher-Priced Mortgage Loan Test
Loan Data 5.856%, Comparison Data 5.090%, Variance is +0.766%"
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Loan type is a conventional loan and LTV is 85.207% its greater than 80.00%. MI cert is missing from the loan file."		D	D	Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51185540	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,041.41	Unavailable	Unavailable	No	FEMA Disaster	Chapter 7	xx	$0.00	No	xx	Not Applicable	$683.83	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2012	$106,794.87	$29,800.00	2.000%	$233.16	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission HUD-1 Closing Statement Origination Appraisal Credit Application Missing Required State Disclosures Title Policy Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the Estimated HUD-1 and Itemization are missing from the given loan files."
* Deceased Borrower(s) (Lvl 3)     "The co-borrower xx was deceased on xx. The Death certificate is available in loan file which is  located at  “xx.""
* Title policy missing (Lvl 3) "The Final Title Policy at origination is missing from the given loan files; however, the values are updated from commitment available in the loan file at "xx"."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the given loan files."
* Property Damage (Lvl 2)     "The latest BPO report dated 3/30/2018 located at “0277482626” shows that the subject has some missing roof shingles and repair is recommended. Subject property has pool which is common within subject and neighborhood. The cost of estimated repairs is $500.00; however, no evidence found in the collection comment which state whether the repair has made. The collection comment dated 12/6/2017 state that roof repair to be completed."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file. The appraisal value is updated from tape data."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* TIL not hand dated (Lvl 2)     "The date of Final TIL is not hand dated by borrower."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Florida (FL) state. The below Required State disclosures are missing from the given loan files.
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
* Amount of title insurance is less than mortgage amount (Lvl 2)     "The Final Title Policy at origination is missing from the given loan files; however, the values are updated from commitment available in the loan file at "0277482626_Title Commitment_248_20120222 Pg#2".According to the commitment the amount of insurance is $107,706.00 which is less than the original loan amount $107,706.21."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing from the given loan files."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Notice of servicing Transfer document is missing from the given loan files."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "The Subject property is located in Florida (FL) state, which is located in FEMA designated disaster area."	B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89479230	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	xx	$0.00	$959.26	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,936.94	8.750%	300	300	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Mortgage Insurance Notice of Servicing Transfer Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Final Truth in Lending Discl.	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The review of updated title report dated 5/9/2018 shows that the subject mortgage is at Lower lien position as updated title report dated 5/XX/2018 shows four HOA liens open against the subject property in the total amount of XXXX held by xx
* Title Review shows major title concern (Lvl 4) "The review of updated title report dated 5/9/2018 shows that there are total four HOA liens open against the subject property in the total amount of $XXXX held by xx . The subject property is located in AL state(Super lien state) and there can be possibility of foreclosure due to this unpaid non mortgage lien."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing in the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 100.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 5.535%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Active State Tax Lien Judgement. (Lvl 2)     "Updated title report dated 5/9/2018 shows that the there are two state tax lien in the total amount of $ 10,648.81 is found in favor of xx."
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in the AL state.
Following disclosure is missing from the loan file.
Choice of Insurer"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 5.535%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3195248	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,075.86	Unavailable	xx	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,105.95	10.630%	240	240	xx	xx	$15,552.44	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$83,496.02	Not Applicable	6.000%	$672.62	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Credit Application Mortgage Insurance Initial Escrow Acct Disclosure Notice of Servicing Transfer Modification	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The comment history is available from 04/01/2019 to 03/30/2020 , 06/01/2020 to 09/30/2020 , 11/01/2020 to 11/30/2020 , 01/01/2021 to 04/30/2021. As we require latest 24 months comments history. It is missing from 04/01/2020 to 05/31/2020 , 10/01/2020 to 10/30/2020 , 12/01/2020 to 12/31/2020."
* Loan appears modified. Mod missing or unexecuted (Lvl 3) "As per comment dated xx, the loan was modified on xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.00% % and the borrower promises to pay P&I in the amount of $672.62 beginning xx. The maturity date as per modification is 2/1/2039. No further details have been found."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the NY sub prime home loan test. (NY SB 8143 Section 5, 1(c)) Loan data is 11.223% which was comparison with 7.260% and variance is +3.963% Using the greater of the disclosed APR and the fully indexed rate, the loan is a sub prime home loan, as defined in the legislation. While the New York Sub prime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy sub prime home loans even if the additional conditions are met. This loan failed the federal un-discounted rate validation test. The loan charges a bona fide discount fee without any reduction of the interest rate from the un-discounted rate. The interest rate should be less than the un-discounted rate if a bona fide loan discount fee is charged. This loan failed the un-discounted rate validation test. The loan charges a bona fide discount fee without any reduction of the interest rate from the un- discounted rate. The interest rate should be less than the un- discounted rate if a bona fide loan discount fee is charged."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NY state. Following required state disclosure is missing from the loan file. :- 1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice. 2) NY Interest Rate Disclosure. 3) NY Hazard Insurance  Disclosure. 4) Tax Escrow Account Designation. 5) Co-Signer Notice Requirements. 6) Default Warning Notice. 7) Commitment Disclosure."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per appraisal report original LTV is 99.830%. To coverage the loan MI Certificate is required. however, MI  Certificate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "1) The loan complianceEase failed due to below state regulations. :- This loan failed the grace period test and the late fees test. 2) This loan failed the federal un-discounted rate validation test. 3) This loan failed the un-discounted rate validation test."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
																																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the grace period test. The loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located. According to the note Grace period (days) is 10 which is comparison with 15 days and variance is -5 days. This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. According to note, late charge percent is 5.00% which is comparison with 2.00% and variance is +3.00%."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69003847	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Vermont	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$3,426.12	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$34,051.62	No	xx	Not Applicable	$609.58	6.625%	360	360	xx	xx	$24,039.09	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$34,051.62	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2014	$71,875.00	Not Applicable	6.625%	$516.14	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Prepayment Penalty Rider	xx	4: Unacceptable	* xx"
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4)     "As per the Modification agreement made on 9/1/2014, current new principal balance is $71875.00 in which principal forgiven is $18984.34 and which exceeds 2% of modification amount. Currently, interest bearing amount is $52890.66. The new modified rate is 6.625 % and the borrower promises to pay P&I in the amount of $516.14 beginning from 9/1/2014. The new principal balance is $71,875.00. The maturity date is 10/1/2038."
* The property value crammed down (Lvl 4)     "xx
 However, the case is dismissed on 06/19/2017. There is no appraisal report to determine the subject property value as requested by Court.

Updated Comment:

According to the servicing comment dated 11/7/2018, the unofficial payoff is $70,651.61 and the borrowers have filed a motion to cram us down to $47,000.00. Comment dated 11/23/2018 states that the debtor alleges that the property is a duplex, and therefore, borrower is able to cram it down by paying value of the property through the plan (there is authority which supports the position that a property that is not only the principal residence but secured by other property is subject to cram down in a chapter 13). And also the borrower is trying to cram us down, claiming the property isn’t solely their principal residence. (They’ve said the property is a duplex, so it should be characterized as income producing.) No further details have been found regarding same."	* Title issue (Lvl 3) "It's successors and or assigns clause is missing from the final title policy. Terms and conditions sheet is neither available with final title policy for checking 12C clause."
* Variation in Parcel number(APN#) (Lvl 3)     "There is a variation in parcel # mentioned on recorded mortgage, appraisal  and tax document.
According to the mortgage recorded on xx and appraisal, the Parcel # is xx. However, according to the tax document, the parcel # is xx."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 5/10/2019 to 5/17/2019, 7/1/2019 to 4/23/2021. However, we require the latest 24 months payment history. Payment history is missing from 06/01/2019 to 06/30/2019."
* Comment history is incomplete (Lvl 3) "Servicing comments are available from 6/1/2019 to 11/30/2020, 1/1/2021 to 2/28/2021, 4/1/2021 to 5/5/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 912/1/2020 to 12/31/2020 and 3/1/2021 to 3/31/2021."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of VT. The following state disclosures are missing:
1)Addendum to Residential
2)Disclosure of Interest Rate and Possibility of Change of Role to Mortgage Broker
3) Privacy Notice
4) Demand Note Notice"
* Issue with the legal description or recorded instrument (Lvl 2)     "Review of updated title report dated 05/15/2018 states the subject property is currently vested in the name of xx. Before this QCD the property ownership was associated with xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "GSE (xx public guidelines) Points and Fees Test: FAIL  Loan Data $5,178.00 Comparison Data $4,760.00  Variance +$418.00

GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data $5,278.00 Comparison Data $4,760.00 Variance +$518.00"
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per the updated title report, currently, the property is vested in the name of xx however; on Deed of trust recorded on 08/10/2006, vested in the name of xx.
As through Quit Claim Deed made on 1/21/2009 between Grantor, xx and Grantee is xx."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL has not been signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Prepayment Rider Missing (Lvl 2)     "Prepayment Penalty Rider is missing from the mortgage, however, it is available in the note."
* Property Damage (Lvl 2)     "As per collection comment dated 7/17/2014, borrower called to servicer regarding to check damaged roof. The estimated damage repaired amount is not available in latest comment. As per latest BPO (Doc locator#xx) dated 7/5/2017, subject property is average condition. There is no information found regarding that damage was repaired or not."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "According to the payment history as of 4/23/2021, the borrower has been making the regular payments and the next due date for the regular payment is 5/1/2021. The last payment was received on 4/6/2021 in the amount of $905.51. Current P&I is $590.95. The payment history reflects, the current unpaid principal balance is in the amount of $98,856.78."	A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40445912	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$883.95	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$811.90	9.750%	360	360	xx	xx	$21,294.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	32.484%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$78,767.94	Unavailable	4.000%	$386.71	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Right of Rescission Notice of Servicing Transfer Affiliated Business Disclosure Modification Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* Title Review shows major title concern (Lvl 4) "Subject Mortgage was originated on 02/XX/1991 and it was recorded on 02/XX/1991. Updated Title Report dated 05/16/2018 shows that there is an active Municipality Claim against the xx in favor of xx in the amount of xx which was recorded on xx The subject property located in PA State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens. The lien should be paid off to avoid any foreclosure."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/14/2019 to 11/29/2019, 1/16/2020 to 9/30/2020, from 11/3/2020 to 4/8/2021. However, we required 24 months of payment history. The payment history is missing from 12/1/2019 to 12/31/2019, 10/1/2020 to 10/31/2020."
* Lost Note Affidavit (Lvl 3)     "As per the available lost note affidavit (Doc locator#xx) original note is missing. However, duplicate note is available in the loan file."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "As per updated title report dated 05/16/2018, the subject mortgage is in lower lien position as there are two state tax liens pending against xx  (borrower) in the amounts of $1,285.67 & $1,695.96 in the favor of xx which were recorded on xx respectively. Borrower identity details like SSN or DOB are not mentioned on the supportive lien documents provided with updated title report. The subject property is located in PA state. There is a possibility of foreclosure by above said liens.
This can be cured by paying above unpaid liens with interest and late charges (if any)."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 5/14/2019 to 5/29/2019, from 7/5/2019 to 8/29/2019, from 10/7/2019 to 10/29/2019, from 12/4/2019 to 12/15/2020, from 2/4/2021 to 2/9/2021 and from 4/7/2021 to 4/9/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 6/30/2019, from 9/1/2019 to 9/30/2019, from 11/1/2019 to 11/30/2019, from 1/1/2021 to 1/31/2021 and from 3/1/2021 to 3/31/2021."
* Loan appears modified. Mod missing or unexecuted (Lvl 3) "As per comment dated 8/24/2020, the loan was modified on xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.00% and the borrower promises to pay P&I in the amount of $386.71 beginning xx. The maturity date as per modification is 8/1/2060. No further details have been found."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "The voluntary petition filed on 06/27/2017 states that the secured claim is $80,296.00 and the unsecured claim is $12,096.00. No document or servicing comments were found that indicates property had a cram down."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "The comment dated 01/29/2016 states that the due to the weather they are not able to start the repairs. Unable to confirm the repairs. The exterior report dated 03/24/2018 does not reflect any damages or repairs."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35306880	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,172.39	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$635.77	5.540%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/26/2011	$188,493.80	Not Applicable	5.430%	$1,113.04	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Origination Appraisal Affiliated Business Disclosure	xx	3: Curable	* Missing Required State Disclosures (Lvl 2) "The state disclosure missing are: MI Borrowers Bill of Rights, MI Consumer Caution and Homeownership Counseling Notice, MI Borrowers Bill of Rights, Choice of Insurance Agent."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63645325	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,360.89	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$857.31	7.730%	360	360	xx	xx	$25,145.28	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	9.252%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2013	$236,974.13	$67,924.13	4.250%	$733.04	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $62,917.30."	* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney
5.Title Insurance Company and Settlement Agent Disclosure are missing from loan files."
																																																																																																								* Property Damage (Lvl 2) "As per collection comment dated 02/21/2014, the reason for the delay in payment is due to repairs in the house. No further information is available whether the repairs have been done or not. The nature and exact amount of damage is not provided. As per latest BPO report dated 03/29/2018 located at "xx", subject is in average condition with no adverse easements, or repairs visible. The subject property is occupied."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49955607	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,775.31	Unavailable	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$499.65	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test.
This loan failed the predatory lending guidance test.
This loan failed the points and fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required or delivery of all material disclosures, whichever occurs last.
This loan failed the predatory lending guidance test due to one or more of the following findings.
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test.
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by the borrower."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Acct Disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86198857	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$10,765.03	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,284.94	5.420%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	31.556%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2010	$352,442.12	Not Applicable	2.125%	$1,112.99	xx	Financial Hardship	xx	xx	xx	xx	Missing Required Disclosures Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 03/31/2020 states the reason for default is unemployment and the borrower’s income impacted by covid-19 pandemic. The forbearance plan has been approved for 3 months that began from 07/01/2020 to 09/01/2020 with monthly installment of $0.00. No further details found."	* Deceased Borrower(s) (Lvl 3) "According to death certificate located at: (xx), the borrower xx was deceased on xx."
* Title Concern to note (Lvl 3) "According to the deed recorded on xx the property was transferred from xx (as xx was deceased) to xx, as tenants by the entirety. But the updated title report dated 5/9/2018 shows that the current ownership in the name of xx; however we don't have any evidence about death of xx. Hence updated title shows Life Estate Transfer Issue."	* Property Damage (Lvl 2) "As per collection comment dated 12/14/2012, the subject property needs some repairs on roof and walls. No further information is available whether the repairs have been done or not. The nature and exact amount of damage is not provided. As per latest BPO report dated 03/30/2018 located at "042549607", the subject property is occupied with no visible damages or repairs. The subject appears to be in average condition."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan files."
* Missing Required State Disclosures (Lvl 2)     "Property is located in NY state and the required disclosures for this state are  missing from the loan file as follow.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. New York Real Property Escrow Account Disclosure
8. Commitment Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The mortgage was originated by three borrowers that is xx, a married man, xx was deceased. Then the property was transferred to xx as husband and wife but the updated title report dated 5/9/2018 shows ownership  in the name of xx."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		A	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73315048	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,540.07	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,795.04	7.050%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$320,924.47	Unavailable	5.000%	$2,063.00	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Modification Mortgage Insurance Loan Program Info Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per servicing comment dated 3/25/2020, borrower income is impacted by Covid-19. Borrower stated facing unemployment due to Covid-19. However, no further details have been found."	* Loan appears modified. Mod missing or unexecuted (Lvl 3) "As per comment dated 12/20/2019, the loan was modified on xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 5.00% % and the borrower promises to pay P&I in the amount of $2063.00 beginning xx. The maturity date as per modification is 12/1/2049. No further details have been found."	* Missing Required State Disclosures (Lvl 2) "Subject property is located at MA state.
Following state disclosure is missing from the loan file. :-
1) Lead-Based Paint Disclosure.
2)  Mortgage Loan Application Disclosure.
3)  Carbon Monoxide Alarms.
4)  MA Smoke Detector Certificate.
5)  Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage Insurance certificate is missing from loan files."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47715626	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,066.59	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$752.01	$1,022.64	7.950%	360	360	xx	xx	$6,466.05	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $273.33. There is no information found regarding cran down in the bankruptcy case."
* Comment history is incomplete (Lvl 3) "The comment history is available from 4/1/2019 to 3/31/2020, 6/1/2020 to 6/30/2020, 8/1/2020 to 1/31/2021, 4/1/2021 to 4/7/2021. However, we require complete 24 months comment history. The comment history is missing from 4/1/2020 to 5/31/2020, 7/1/2020 to 7/31/2020, 2/1/2021 to 3/31/2021."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in state of MI. The following state disclosure is missing:- Choice of Insurance Agent."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Bankruptcy not active."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94067208	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$2,675.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$436.54	6.650%	360	360	xx	xx	$3,135.78	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.351%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Final Truth in Lending Discl.	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 04/20/2020 the borrower's income has been impacted due to covid-19."
* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 4) "As per the servicing comment dated 05/22/2020 the borrower had filed bankruptcy with xx and intend to surrendering the subject property , however, no further details have been found in comments regarding the surrender."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $9,000.00 and the amount of claim without deducting the value of the collateral is xx."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is on second lien position as there is a active State tax lien against the borrower, xx in the favor of xx in the amount of $399.08 recorded on xx."
* Title Review shows major title concern (Lvl 3)     "According to the updated title report dated 5/14/2018, IRS lien is active against the borrower, xx in the favor of xx in the amount of $399.08 recorded on xx. The subject property is located in PA, which is a superlien state there is a risk of property getting foreclosed.
SSN# has not been provided to check the validity of the lien."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL 0.000% 7.312% -7.312%.
GSE (xx public guidelines) Points and Fees Test: FAIL $4,203.00 $3,400.00 +$803.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.312%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years."
* Active Judgment Against Borrower (Lvl 2)     "According to the updated title report dated 5/14/2018,

xx
* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of dated 05/04/2021 the next due date is 06/01/2021."
																																																																																																									* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "According to the payment history as of dated 05/04/2021 the current UPB is reflected in payment history for the amount of $5,262.42."	B	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84021785	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,348.96	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$584.88	6.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/07/2008	$93,874.60	Not Applicable	5.900%	$572.88	xx	Financial Hardship	xx	xx	xx	xx	Title Policy Missing Required Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Title policy missing (Lvl 3) "Final Title Policy is missing from the loan file. However, the details are updated from the Title Commitment is available in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3) "The Schedule D in Voluntary petition dated xx shows amount of claim without deducting value of collateral is xx, value of collateral is xx and the unsecured portion remained as XXXX Collection comments does not show any cram down."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
 The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for Brokerage/Finder Fee Test as Loan data is $2,350.00, Comparison data is $1,760.00 & Variance is +$590.00."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45904261	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,217.99	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$727.79	4.500%	180	180	xx	xx	$22,558.75	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Mortgage Insurance	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 12/XX/2009 as an FHA loan with xx. There is no comment regarding MI cancellation/FHA connection. No indication of any changes in the loan type has been found in the loan file."	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/10/2019 to 8/31/2019, from 12/4/2019 to 4/10/2020, for 6/12/2020, for 8/21/2020, for 10/30/2020 and from 3/15/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 9/1/2019 to 11/30/2019, from 5/1/2020 to 5/31/2020, from 7/1/2020 to 7/31/2020, from 9/1/2020 to 9/30/2020 and from 11/1/2020 to 2/28/2021."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "According to the payment history as of 5/4/2021, the borrower is performing with the loan. The last payment was received on 4/26/2021 which was applied for the due date of 5/1/2021 and the next due date for payment is 6/1/2021. The P&I is in the amount of $727.79 and PITI is in the amount of $1,002.90. The UPB reflected as per the payment history is in the amount of $29,468.26. Hence, the current balance is lower than the tape balance by more than 25%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider document is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96577362	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,432.66	05/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$903.66	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/28/2014	$127,103.79	Not Applicable	5.750%	$677.32	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 05/22/2020 states the borrower’s income impacted by covid-19 pandemic. No comments have been found regarding the covid-19 assistance."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 04/02/2019 to 04/29/2019 and 06/03/2019 to 09/30/2019 and 11/08/2019 to 04/14/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 05/01/2019 to 05/31/2019 and 10/01/2019 to 10/31/2019."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL Loan Data:5.873% Comparison Data:5.750% Variance:+0.123%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lenders license type in the state where the property is located."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the interest rate test.
																																																																																																								The loan has an interest rate that does not conform to the requirements for the lenders license type in the state where the property is located."		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13108652	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,148.16	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$686.26	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/5/2019 to 5/15/2020, from 7/16/2020 to 9/23/2020, from 11/12/2020 to 12/24/2020 and from 2/9/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2020 to 6/30/2020, from 10/1/2020 to 10/31/2020 and from 1/1/2021 to 1/31/2021."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "xx  which is greater than 80.000% hence, MI certificate is required; however, it is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per note the loan was originated on xx; however, as per HUD-1 settlement date is xx."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78970642	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,039.76	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$681.03	6.750%	360	360	xx	xx	$53,949.13	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Missing Required State Disclosures Right of Rescission Modification Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 12/16/2003 with fixed interest at the rate of 6.7500% and P&I in the amount of $681.03. However latest payment history shows current P&I in the amount of $657.36.This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing in the loan file. Hence, values are updated from estimated HUD-1 which is available in the loan file in-order to run the compliance."
* Deceased Borrower(s) (Lvl 3) "As per death certificate, located at “xx” borrower xx is deceased on xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for TILA right of recission test."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OR state. The following state disclosure are missing in the loan file.  Oregon Forced Placed Insurance Notice, Notice where Escrow Account is NOT Required Escrow Notice for Loans Sold to Out-of- State Purchases within one year, Anti-Coercion Notice, Insurance Premium Notice, Insurance Sales Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 5/3/2021, the UPB is increased due to loan modification."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "Updated Comment:
																																																																																																									According to the payment history as of 5/3/2021, the borrower is performing with the loan. The last payment was received on 5/3/2021 which was applied for the due date of 5/1/2021 and the next due date for payment is 6/1/2021."	B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83812775	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$6,121.45	04/29/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$832.40	6.625%	360	360	xx	xx	$25,799.05	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 3/30/2020, the borrower’s income has been impacted due to Covid-19."
* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 6/20/2019, the flooding was occurred in the home about 4ft. Also, she stated that the water remains in basement about 4ft due to heavy rainstorm. She called fire department xx and they came to pump water out. The borrower has submitted his claim. The comment dated 7/5/2019 shows lower half part of home suffered major flood damage and need the stairs repaired ASAP. As per comment dated 7/23/2019, the total damage amount is $25,697.48 & she received the check for repairs of amount $18,694.05. The comment dated 1/3/2020 states that the inspection work is almost done. But, no comments have been found regarding repair completion."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx ;however, unsecured portion remained as XXXX . Collection comments does not show any cram down."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test: The finance charge is $174,073.21. The disclosed finance charge of $173,972.86 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test: The finance charge is $174,073.21. The disclosed finance charge of $173,972.86 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. ( N.J.S.A. §17:11C-23, N.J.A.C. § §3:1-16.2 ) The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee. A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees: (1) a credit report fee; (2) appraisal fee; (3) application fee; (4) commitment fee; (5) warehouse fee; (6) discount points; (7) lock-in fee; (8) a service fee not to exceed $25.00 to cancel the mortgage; and (9) fees necessary to reimburse the mortgage banker for charges imposed by third parties limited to the following fees: (i) overnight delivery, messenger, fax, and other special delivery fees; (ii) flood certification fees; (iii) pest inspection or certification fees; (iv) final inspection fee; (v) outside counsels' fees as permitted by N.J.S.A. §46:10A-6; (vi) certified check fees; (vii) credit report and appraisal update fees; (viii) not more than one-year of mortgage insurance premiums; (ix) survey fees; (x) recording fees; (xi) title and title search fees, including title insurance premiums; (xii) taxes; (xiii) tax service fees; (xiv) radon test fees; (xv) other third party fees which are of benefit to the borrower and represent a cost not associated with the lender's overhead. Accordingly, the Department will not approve fees for document preparation, processing, underwriting, file updates, lender reviews, copying, funding, and miscellaneous"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in NJ state. Following disclosures are missing from the loan file. NJ Application Disclosure Delivery Fee Authorization NJ Attorney Disclosure Unacceptability of Insurance Notice Attorney Disclosure II Tax Bill Information Private Well Testing Lock-In Agreement Commitment Disclosures Choice of Insurer Disclosure"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is "Moderate" as the loan is failed for TILA and State Regulations test."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,697.48	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20877938	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,091.82	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,369.56	7.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/30/2009	$102,705.11	Not Applicable	7.750%	$694.92	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 4/16/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."	* ComplianceEase TILA Test Failed (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Fees Test: FAIL Charged $107,043.47 Allowed $106,491.90 Over By +$ 551.57. Borrower to be refunded over charged fees $ 551.57 to cure.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $107,043.47. The disclosed finance charge of $106,491.90 is not considered accurate because it is understated by more than $100."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA  Fees Test: FAIL Charged $107,043.47 Allowed $106,491.90 Over By +$ 551.57. Borrower to be refunded over charged fees $ 551.57 to cure."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in AL state.
Following disclosures are missing in the loan file.
																																																																																																								Choice of Insurer"		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92924110	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,612.07	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$925.63	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure is missing from the loan file: Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 5/11/2021, the UPB reflected as per the payment history is in the amount of $73,347.13."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The Note date is xx. As per HUD-1, the settlement date is xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66655704	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,875.58	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$495.42	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Missing Required State Disclosures Loan Program Info Disclosure Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/15/2019 to 7/25/2019, from 10/7/2019 to 5/10/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 8/1/2019 to 9/30/2019."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Nevada State. The Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application disclosure is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "Updated Comment:
According to the payment history as of 5/11/2021, the borrower is performing with the loan. The UPB reflected as per the payment history is in the amount of $28,591.22."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on 11/22/2002 and settled on 11/26/2002."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69451160	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,003.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$1,179.51	5.750%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 05/07/2019 to 2/28/2020, 4/7/2020 to 4/12/2021. However, we require 24 months of the collection comments. The comments are missing from 03/01/2020 to 03/31/2020."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per the tape data the current balance is $60,272.51 and as per the payment history current balance is $15,660.15."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file:
1. Radon Gas Disclosure.
2. Anti-Coercion Notice.
3. Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* TIL not hand dated (Lvl 2)     "TIL present in the loan file is not hand dated by the borrower."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40048812	xx	xx	561-692	18661	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,785.47	04/16/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,411.32	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per servicing comment dated 6/26/2020, the borrower income is impacted due to Covid-19. Borrower informed to servicer that she was going to request forbearance. No further details have been found."	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $30,590 as unsecured portion out of claim amount $300,000. The value of collateral that support this claim amount is xx. Did not see comments indicating a cram down.”"	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Massachusetts State. The following state disclosures are missing from the loan file:
1.Lead-Based Paint Disclosure,
2.Carbon Monoxide Alarms,
3.MA Smoke Detector Certificate."
* Property address changed since origination - address on updated title different from note (Lvl 2)     "According to the Note, Mortgage (which was recorded on xx) and appraisal, the subject property address is xx; however, as per the updated title report dated 5/10/2018, tax certificate attached to it and final title policy, the subject property address is xx."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "According to the updated title report dated 5/10/2018, there is an IRS lien in the favor of Department of the xx, in the amount of $42,125.41 which was recorded on 2/7/2011."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79426175	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,876.63	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,055.21	6.000%	360	360	xx	xx	$10,046.64	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$33,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 7/24/2020, the reason for default is borrower’s unemployment due to covid-19. No other evidence has been found."	* Loan has been determined to have an unsecured debt (Lvl 3) "Amended Schedule D of the Bankruptcy voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value of collateral that supports this claim is xx leaving an unsecured portion for $19,831."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in CO state. The following required state disclosure is missing from the loan file:
1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from loan file."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "There is a break in the chain of assignment. The original assignment dated xx"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22411016	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,202.73	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$979.02	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2010	$194,086.59	Not Applicable	2.375%	$796.41	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Notice of Servicing Transfer Affiliated Business Disclosure Credit Application	xx	4: Unacceptable	* Property Damge (Lvl 4) "As per the review of comment dated 10/26/2017, the property had damages. The document located at “xx” states that the loss report noted a tree fell on the roof and a lot of water damage from rain during hurricane XXXX . The claim was filed with xx. The actual cash value of the damage was $15,438.96. As per the comment dated 1/23/2018, an initial draw of $4070.65 was requested and it was disbursed and 44% of the repairs were done as of comment dated 3/21/2018. Latest BPO has not been found stating that these damages have been repaired.""	* Comment history is incomplete (Lvl 3) "The collection comments are incomplete. The collection comments are available from 06/21/2019 to 09/03/2019 and 11/18/2019 to 06/10/2020 and 08/18/2020 to 09/29/2020 and 11/03/2020 to 12/17/2020 and 03/03/2021 to 05/05/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 10/01/2019 to 10/31/2019 and 07/01/2020 to 07/31/2020 and 10/01/2020 to 10/01/2020 and 01/01/2021 to 02/28/2021."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $22,198.00 and amount of claim without deducting the value of the collateral is xx."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL 0.000% 4.713% -4.713%"
* The property has unrepaired damages (Lvl 2)     "The collection comment dated 12/17/2020 states the subject property had damage to the roof due to wind. The date of loss is 08/08/2020 and an insurance claim has not been filed. The total estimated cost of repairs is $2,500.00. No further information has been found regarding damages are repaired or not."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.713%. The disclosed APR of 0.000% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89927409	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,544.23	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,193.81	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2012	$189,987.71	Not Applicable	2.500%	$599.66	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in “Texas” State. The subject mortgage was originated in xx However, we do not have recorded copy of MOD. Hence, unable to confirm whether the MOD was recorded in correct County or not."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "The loan modification agreement between xx2 reflects a combined principal balance of $189,987.71 of which the borrower was permanently forgiven $19,773.71 which is more than 2% of the balance. The new principal balance is $170,214.00."	* Comment history is incomplete (Lvl 3) "Comment history is available from 6/19/2019 to 12/23/2020, from 2/8/2021 to 5/6/2021. As we require 24 months comment history, the comment history is missing from 1/1/2021 to 1/31/2021."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Texas.  The following Required State Disclosures are missing from the file:
1.  TX Loan Agreement Notice.
2.  Commitment Requirement/Anti-Tying.
3.  Collateral Protection Insurance Disclosure."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The Service Provider list is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12603775	xx	xx	561-692	18669	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$3,425.88	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,832.26	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 5/07/2018, the subject mortgage is in lower lien position due to 4 active Liens which has been found on updated title report;
1. There is an active Water/Sewer/Utilities Lien against the subject property in the amount of $ 171.60 which was recorded on 8/07/2009 in favor of "xx
2. There is active Water/Sewer/Utility Lien against the subject property in the amount of $ 271.04 which was recorded on 8/10/2010 in favor of “xx"
3. There is active Water/Sewer/Utility Lien against the subject property in the amount of $ 122.18 which was recorded on 8/10/2011 in favor of “xx"
4. There is active Water/Sewer/Utility Lien against the subject property in the amount of $ 720.53 which was recorded on 8/09/2012 in favor of “xx".
The subject property is located in CA state. Said liens effect on subject property can be cured if all said unpaid liens are paid off."
* Title Review shows major title concern (Lvl 4)     "Updated Title Report dated 5/07/2018 shows, there are 4 active Liens has been found on updated title report;
1. There is an active Water/Sewer/Utilities Lien against the subject property in the amount of $ 171.60 which was recorded on 8/07/2009 in favor of "xx".
2. There is active Water/Sewer/Utility Lien against the subject property in the amount of $ 271.04 which was recorded on 8/10/2010 in favor of “xx"
3. There is active Water/Sewer/Utility Lien against the subject property in the amount of $ 122.18 which was recorded on 8/10/2011 in favor of “xx"
4. There is active Water/Sewer/Utility Lien against the subject property in the amount of $ 720.53 which was recorded on 8/09/2012 in favor of “xx"
The subject property is located in CA state. Said liens effect on subject property can be cured if all said unpaid liens are paid off."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is XXXX	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.Impound Account Disclosure
2.Cosigner Notice
3.Insurer RecommendationDisclosure
4.Notice of Right to Copy of Appraisal
5.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
6.Application for Credit-Married Persons
7.Fair Debt Collection Notice"
* Settlement date is different from note date (Lvl 2)     "Settlement Date per Final HUD-1 is after Note."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business for is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "list of Service Providers is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52120947	xx	xx	561-692	18672	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,949.93	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$616.31	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/09/2013	$76,949.49	Not Applicable	7.875%	$527.83	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Credit Application Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer document is missing from the loan file."
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $137,715.02    Comparison Data$138,013.39      Variance -$298.37

This loan failed the TILA finance charge test.
The finance charge is $138,013.39. The disclosed finance charge of $137,715.02 is not considered accurate because it is understated by more than $100."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan file; however, values are updated from the transmittal located at xx
* Missing Required Disclosures (Lvl 2)     "The List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Michigan (MI) state. The following state disclosure is missing in the given loan files.
Choice of Insurance Agent."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	44404071	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,575.68	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,263.51	4.875%	144	144	xx	xx	$43,207.50	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	54.529%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2012	$212,302.14	Not Applicable	4.250%	$920.59	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is at second lien position as there is senior mortgage in the amount of xx, in the favor of xx."
* Title Review shows major title concern (Lvl 3) "The subject mortgage is at second lien position as updated title report dated 5/8/2018 shows an open senior mortgage in the amount of xx, in the favor of xx. Final title policy at the origination does not reflect this mortgage is as open. Neither release/satisfaction of mortgage documents found in loan file nor Final HUD-1 shows payoff towards this senior mortgage."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in California (CA) state, following required state disclosures are missing from loan files.

1.  Impound Account Disclosure
2.  Cosigner Notice
3.  Private Mortgage Insurance Disclosure
4.  Earthquake Disclosure for Condominiums
5.  Hazard Insurance Disclosure
6.  Insurer Recommendation Disclosure
7.  CA Fair Lending Notice
8.  Anti-Tying Disclosure
9.  Privacy Notice
10.  Notice of Right to Copy of Appraisal
11.  Application for Credit-Married Persons
12.  Fair Debt Collection Notice
																																																																																																								13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39222531	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$333.76	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$467.50	8.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	3: Curable	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per the seller's tapa provided as of 3/31/2018, the UPB is "$25,005.24". But, the current principal balance as per the updated payment history as of 5/6/2021 is "$7,145.11". This seems that the current balance is lower than tape balance by more than 25%."
* Comment history is incomplete (Lvl 3) "The comment history is available from 5/2/2019 to 6/15/2020, 8/5/2020, 10/24/2020 to 11/24/2020, 4/7/2021 to 4/26/2021. However, we required the latest 24 months of comment history. The comment history is missing from 7/1/2020 to 7/31/2020, 9/1/2020 to 9/30/2020, 12/1/2020 to 3/31/2021."	* Application Missing (Lvl 2) "Final application along with 1008 is missing from the loan file."
* State Tax Judgment (Lvl 2)     "xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Alabama (AL) state. The below Required State disclosure is missing from the given loan file:
1]Choice of Insurer."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment has been completed. The latest assignment of mortgage is with xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing transfer disclosure is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33108129	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,929.98	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$878.43	5.875%	360	360	xx	xx	$10,424.82	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 8/1/2019 to 9/28/2019, from 11/2/2019 to 2/28/2020, for 6/16/2020, from 10/27/2020 to 12/17/2020 and from 2/23/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 7/31/2019, from 10/1/2019 to 10/31/2019, from 3/1/2020 to 5/31/2020, from 7/1/2020 to 9/30/2020 and from 1/1/2021 to 2/28/2021."
* Deceased Borrower(s) (Lvl 3)     "Updated Comment:
As per the comments dated 12/28/2019 and 2/23/2021, the borrower xx had deceased on xx. Death certificate has not been received."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on 3/XX/2003 and settled on 3/XX/2003."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $169,255.87. The disclosed finance charge of $169,185.94 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan data $169,185.94 Comparison Data $169,255.87 Variance -$69.93"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Updated: BK not active."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California State. The following required state disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Hazard Insurance Disclosure
5.Insurer Recommendation Disclosure
6.Anti-Tying Disclosure
7.Privacy Notice
8.Notice of Right to Copy of Appraisal
9.Application for Credit-Married Persons
10.Fair Debt Collection Notice
																																																																																																								11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5094167	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,330.56	04/29/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	$1,468.75	$1,910.05	5.875%	360	360	xx	xx	$52,878.67	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Document Showing a Index Numerical Value Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Origination Appraisal	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 7/31/2020, borrower informed income is less due to covid. No further details found."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 present in the loan file is not signed by the borrower."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available from 6/28/2019 to 7/25/2019, from 10/21/2019 to 3/2/2020, from 5/1/2020 to 10/1/2020, from 12/1/2020 to 12/30/2020 and from 2/3/2021 to 4/29/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 5/1/2019 to 5/31/2019, from 8/1/2019 to 9/30/2019, from 4/1/2020 to 4/30/2020, from 11/1/2020 to 11/30/2020 and from 1/1/2021 to 1/31/2021."	* Settlement date is different from note date (Lvl 2) "As per the final hud-1 the settlement date is xx which is different from note date xx."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from  the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative Index Numerical Value is unavailable from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR Test.
The annual percentage rate (APR) is 3.887%. The disclosed APR of 0.00% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers and Initial Escrow Account Disclosure are missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for TILA APR Test as Loan data is 0.00%, Comparison data is 3.887% and Variance is -3.887%."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file:
1. Anti-Tying Disclosure.
2. Notice of Right to Copy of Appraisal.
3. Privacy Notice."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46982521	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,316.96	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$1,444.48	$2,047.96	6.125%	360	360	xx	xx	$10,861.56	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2013	$305,644.74	$66,000.00	2.000%	$725.71	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 3) "As per collection comment dated 09/16/2019 there is damage was occurred to the roof. However no any details have been found."
* Deceased Borrower(s) (Lvl 3)     "As per the Certificate of death of borrower, located at xx  borrower xx is deceased on xx."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at 2nd lien position as updated title report dated 05/05/2018 shows an open senior mortgage on subject property in the amount of xx originated on xx by xx and recorded on xx in Book#xx of registry of deeds."
* Title Review shows major title concern (Lvl 3) "Review of updated title report dated 05/05/2018 shows an open senior mortgage on subject property in the amount of xx and recorded on xx of registry of deeds. The said senior mortgage was later assigned to xx however Final HUD-1 at the origination shows payoff to xx in the amount of xx and also Final title policy does not reflect any exception towards this mortgage. The copy of satisfaction/release of mortgage is not available along with updated title report. A possible title claim could be filed."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VA State. The following state disclosures are missing in the loan files. Choice of Settlement Agent Disclosure Copy of Appraisal or Statement of Appraised Value"
																																																																																																								* Water/Sewer Taxes (Lvl 2) "Updated title report dated 05/05/2018 states that the utilities annual charges (storm water - sewer) are delinquent for the year 2017. 1st half in the amount of $46.53 which was due from 06/05/2017 and 2nd half in the amount of $45.20 which was due from 12/31/2017. Total delinquent utilities charges are in the amount of $91.73."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53422432	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,781.41	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$31,403.23	No	xx	Not Applicable	$842.11	5.375%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$31,403.23	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Origination Appraisal	xx	3: Curable	* The property value crammed down (Lvl 4) "Update: The evidence of cram down has been found. The amount of $31,403.23 has been waived off from the claim. The borrower had filed bankruptcy under xx and the plan was confirmed on 7/24/2015. The POC was filed by xx and an arrearage is in the amount of $3,091.67. According to the order confirming chapter 11 plan, the debtor shall pay to the trustee the sum of $235.96 every month at 5.25% interest rate for the period of 20 years for the secured claim of $31,560.81. The motion for relief from automatic stay was filed on 1/21/2015. The date of last filing bankruptcy was 4/30/2018."	* Not all borrowers signed HUD (Lvl 3) "The Final HUD-1 is not signed by the borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $49,586.51. The disclosed finance charge of $49,061.44 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $49,586.51. The disclosed finance charge of $49,061.44 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Property Damage (Lvl 2)     "As per the inspection report dated 5/1/2018 (located at: XXXX), the TARP on roof applied and the estimated cost for the same is $1000.00. No further details found regarding repairs."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
Amortization Schedule Disclosure, Credit Property Insurance Disclosure, Priority of Security Instrument Disclosure, Attorney Selection Disclosure."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* Missing Appraisal (Lvl 2) "The appraisal report is missing from loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "Update: POC was filed in timely manner."	A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67856563	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,563.55	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,673.16	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2010	$252,137.74	Not Applicable	2.375%	$1,054.94	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Notice of Servicing Transfer Affiliated Business Disclosure	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/28/2019 to 12/30/2019, from 2/3/2020 to 5/3/2021. As we require 24 months payment history, the payment history is missing from 1/1/2020 to 1/31/2020."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24325464	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,847.26	Unavailable	Unavailable	Yes	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	$1,301.56	$1,899.49	6.375%	360	360	xx	xx	$11,860.00	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2013	$289,322.23	Not Applicable	4.000%	$1,209.19	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* The foreclosure is contested by Borrower/ interested party (Lvl 3) "The foreclosure was initiated and the file was referred to an attorney on 7/25/2014. Details regarding the complaint and obtained judgment are not available in the collection comments. In between, the FC was put on hold due to loss mitigation and litigation issue. According to servicing comment dated 07/26/2017, the foreclosure was contested due to litigation action by the borrower on 07/27/2017. The complaint was filed by the borrower against the "xx" was being handled by the legal department. However, as per servicing comment dated 11/17/2017, the litigation action was dismissed with prejudice and the borrower can no longer contest the foreclosure proceedings per the settlement agreement signed by the borrower to resolve the litigation and the litigation hold was removed. However, unable to determine the cause of the litigation from the available comments. As per the foreclosure document located at” xx” in the given loan files, the sale was published In the newspaper on 11/9/2017 and the sale was scheduled on 11/30/2017, with minimum bid amount xx and with maximum bid amount xx. However, the foreclosure was later put on hold due to the bankruptcy filed by the borrower on xx."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "According to the payment history as of 5/11/2021, the borrower is current with the loan. The last payment received on 5/11/2021, the payment applied date was 5/1/2021 and the next due date for payment is 6/1/2021. The P&I is in the amount of $1,209.19 and PITI is in the amount of $1,526.70. The UPB reflected as per the payment history is in the amount of $260,807.38."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business disclosure document is missing in the given loan files."
* Litigation (Lvl 2)     "According to servicing comment dated 07/26/2017,  the foreclosure was contested due to litigation action by the borrower on 07/XX/2017.  The complaint was filed by the borrower against the "xx" was being handled by the legal department. However, as per servicing comment dated 11/XX/2017, the litigation action was dismissed with prejudice and the borrower can no longer contest the foreclosure proceedings per the settlement agreement signed by the borrower to resolve the litigation and the litigation hold was removed.  However, unable to determine cause of the litigation from the available comments."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value for origination from the available loan files."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Colorado (CO) state. The below Required State disclosures are missing in the given loan files.

1. Cash-Out Refinance Disclosure
2. Property Insurance Disclosure
3. Colorado Notice to Cosigner
																																																																																																								4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87549240	xx	xx	561-692	18698	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,315.07	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$849.54	4.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2013	$177,927.54	Not Applicable	4.000%	$743.63	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Good Faith Estimate Origination Appraisal	xx	3: Curable	* Property Damage (Lvl 3) "The comment dated 12/14/2017, the borrower called regarding the property damage (claim#xx) and stated that the subject property was damaged due to wind and hail on 2/26/2016. The amount of loss was $14,000.00. The loss draft department advised that the borrower needs to send completed forms along with signed bid and complete estimate. He stated that the roof will be completed in 1 day. They advised to the borrower, the first disbursement would be 25% and after the first inspection, if the inspection department verifies that the repairs have been 100% completed then they can request to release the remaining funds. The comment dated 1/6/2018, the loss draft check#xx was received in the amount of $8373.02 on xx. The further details of repairs have not been found. According to the document dated xx located at “xx”, the subject property was occupied and there are no damages or repairs have been found to the property."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the maximum LTV test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $136,552.15. The disclosed finance charge of $135,577.94 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $135,577.94 Comparison Data $136,552.15 Variance -$974.21

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $136,552.15. The disclosed finance charge of $135,577.94 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $135,577.94 Comparison Data $136,552.15 Variance -$974.21

GSE (xx public guidelines) Maximum LTV Test: FAIL
This loan failed the maximum LTV test due to one or more of the following findings:
The loan-to-value (LTV) ratio is greater than 95%.
The combined loan-to-value (CLTV) ratio is greater than 95%.
																																																																																																								xx will not purchase a conventional mortgage with a LTV ratio or CLTV ratio greater than 95%."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC filed in timely manner"	B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79009306	xx	xx	561-692	18699	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,390.24	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$905.63	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$147,571.97	Not Applicable	5.500%	$761.13	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Right of Rescission	xx	3: Curable	* Active Judgment Against Borrower (Lvl 3) "Updated title report as of 05/10/2018 shows that there is an active junior civil judgment in the amount of $118,792.65 recorded on xx."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."
* Missing Required State Disclosures (Lvl 2)     "Below state disclosures are missing from the loan file.
1. Priority of Security Instrument Disclosure
2. Amortization Schedule Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58358650	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$7,090.00	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,394.28	6.625%	360	360	xx	xx	$3,139.22	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	36.824%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "According to the updated title report dated 05/09/2018, the subject mortgage is at second lien position as there is an active senior mortgage against the subject property in favor of xx in the amount of $212,500.00 which was recorded on xx. Final Hud-1 shows pay off in the amount of xx. Final Title Policy at origination does not reflect any exception from the coverage for above senior mortgage. It shows a clear title. Possible title claim can be filed. No satisfaction of mortgage document was found for the same prior mortgage."
* Loan has been determined to have an unsecured debt (Lvl 3)     "According to amended schedules filed on xx, the amount of secured claim is $352,935.00 and the value of collateral that supports this claim is xx; However, the unsecured portion is $112,935.00."
* Title Review shows major title concern (Lvl 3)     "As per updated title report dated 05/09/2018, there is an active senior mortgage, in favor of xx., which was recorded on xx for the amount of xx. Final title policy at origination doesn't reflect any exception for the same mortgage. However,  Final Hud-1 shows pay off in the amount of xx . No release or satiesfaction of the same mortgage was found."
* Litigation (Lvl 3) "According to servicing comment dated 08/30/2016, the foreclosure was contested due to pending litigation initiated by the borrower to delay the foreclosure sale. The hold was opened on 02/26/2016; As per servicing comment dated 01/24/2017, the litigation matter was being handlied by the legal department to monitor and resolve. However, the resolved information is not availabe."	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in Ohio (OH) state. The below Required State disclosures are missing in the given loan files.
1] Equal Credit Availability Notice.
2] Insurance Tying Disclosure.
3]Non-Deposit Insurance Disclosure."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2) "List of Service providers is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "Updated Comment:
																																																																																																									According to the payment history as of 5/3/2021, the borrower is performing with the loan. The last payment was received on 5/3/2021 which was applied for the due date of 4/1/2021 and the next due date for payment is 5/1/2021."	A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21970543	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,282.10	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$263.65	4.250%	480	480	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Condo/PUD Rider
Loan Program Info Disclosure
Affiliated Business Disclosure
HUD-1 Closing Statement
Credit Application
Final Truth in Lending Discl.
Missing Required State Disclosures
Right of Rescission
Origination Appraisal
Notice of Servicing Transfer	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from loan file and also estimated HUD-1, Itemization are not available in the loan file."
* Title issue (Lvl 3) "ISAOA clause is missing from the final title policy and also the 12(c) clause is not available."	* Condo / PUD rider Missing (Lvl 2) "The subject property type is Low Rise Condominium; however, the required condominium rider is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Application Missing (Lvl 2)     "Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA state, however required state disclosure missing from loan file.
1.Impound Account Disclosure.
2.Private Mortgage Insurance Disclosure.
3.Earthquake Disclosure forCondominiums.
4.Hazard Insurance Disclosure.
5.Insurer RecommendationDisclosure.
6.Anti-Tying Disclosure.
7.Privacy Notice.
8.Application for Credit-Married Persons.
9.Fair Debt Collection Notice."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35543834	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,116.45	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$379.72	8.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Affiliated Business Disclosure HUD-1 Closing Statement Missing Required State Disclosures	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 3) "As per comment dated 8/19/2020, the loan was modified on xx. No further details have been found."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, initial HUD-1 and Itemization is missing from loan files."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from loan"
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by borrower."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Placement of Insurance Disclosure, Availability of Title Insurance, TN Consent to Disclosure of Insurance Information are missing from loan files."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51466455	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,227.50	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$967.65	7.990%	360	360	xx	xx	$6,305.90	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/07/2010	$133,942.76	Not Applicable	4.000%	$686.24	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx however unsecured portion remained as $6,730.95 Collection comments does not show any cram down."
* Payment history is incomplete/ missing (Lvl 3)     "Updated Comment:
The payment history is available from 6/17/2019 to 4/30/2020, from 6/8/2020 to 5/14/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 5/1/2020 to 5/31/2020."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available from 6/18/2019 to 9/17/2019, from 11/4/2019 to 5/14/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 10/1/2019 to 10/31/2019."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* State Tax Judgment (Lvl 2)     "Updated title report dated 05/10/2018 state that, There are two state tax lien open against the borrower in the amount of $3253.16. as well as in the favor of xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio (OH) state, the following state disclosures are missing from loan files.

1] Equal Credit Availability Notice.
2] Insurance Tying Disclosure.
																																																																																																								3] Non-Deposit Insurance Disclosure."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61453972	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$7,424.51	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,957.80	7.500%	360	360	xx	xx	$39,377.52	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2010	$309,617.71	Not Applicable	5.500%	$1,870.15	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $189,015.00 as unsecured portion out of claim amount $486,015.00. The value of collateral that support the claim amount is xx. Did not see comments indicating a cram down.”"
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by the borrower."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description of a deed dated xx does not match with the legal description of Mortgage recorded on xx and Final title policy. However, the legal description is inconsistent from vesting deed to Mortgage and final title policy as follows:
In the second and third points of meets & bounds of vesting deed shows "xx" whereas in the mortgage and final title policy, the second and third points show  “xx".
This can be cured by re-recording of Mortgage with the corrected legal description."	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in New jersey state. The below Required State disclosures are missing from the given loan file:
1] Delivery Fee Authorization.
2]NJ Attorneys disclosure.
3]Unacceptability of insurance notice.
4]Attorney Disclosure II.
5]Tax Bill Information.
6]Private Well Testing.
7]Commitment Disclosure.
8]Choice Of Insurer Disclosure.
9]Civil Union / Domestic Partnership Addendum to Uniform Residential Loan Application.
10]Lock-In-Agremment."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment has been completed. The latest assignment as per updated title is with xx; however, there is break in assignment from xx."
* Water/Sewer Taxes (Lvl 2)     "According to updated title report 5/7/2018, 2018 sewer charges are delinquent in the amount of $99.79 including penalties which was good through till 4/1/2018."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 05/07/2018, there are two State tax lien in the favor of xx, first in the amount of $7,392.04 and second in the amount of $7392.04 which were recorded on 11/24/2016 and 11/24/2016 respectively."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "According to the updated title dated 5/7/2018, there is an IRS lien in the favor of xx which was recorded on 11/25/2014."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39474852	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$4,118.74	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,315.94	5.375%	360	360	xx	xx	$17,064.63	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$223,493.09	Not Applicable	5.375%	$1,133.76	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report, the subject mortgage is in lower lien position as there are 21 open municipal liens in the favor of xx, California in the total amount of $3917.49. The subject property is located in CA state. There is a possibility of foreclosure due to above unpaid municipal liens."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/03/2019 to 03/31/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 04/01/2020 to 04/30/2020."
* Title Review shows major title concern (Lvl 3)     "As per updated title report 5/8/2018, there is a senior mortgage in the amount of xx which was recorded on xx in the favor of xx. The subject mortgage was originated on xx which was recorded onxx. HUD-1 settlement statement does not show any payoff for xx. We haven’t found any release document in the loan file for the prior mortgages."
However, final Title policy Schedule B does not show any exception for any prior mortgage or liens. Possible title claim can be filed."
* Comment history is incomplete (Lvl 3) "The collection comments are incomplete. The collection comments are available from 07/23/2019 to 07/23/2019 and 09/04/2019 to 09/30/2019 and 11/20/2019 to 02/24/2020 and 04/14/2020 to 04/14/2020 and 06/18/2020 to 09/25/2020 and 11/25/2020 to 11/25/2020 and 01/25/2021 to 01/26/2021 and 03/25/2021 to 4/7/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 05/01/2019 to 06/30/2019 and 08/01/2019 to 08/31/2019 and 10/01/2019 to 10/31/2019 and 03/01/2020 to 03/31/2020 and 05/01/2020 to 05/31/2020 and 10/01/2020 to 10/31/2020 and 12/01/2020 to 12/31/2020 and 02/01/2021 to 02/28/2021."	* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan file, Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice and Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service disclosure is missing from the loan file."	* Property Damage (Lvl 1) "The subject property had damages. The nature of damage is unable to determine and the estimated cost is also not mentioned. As per comment dated 9/22/2016, the borrower stated that the repairs are completed. The borrower received a loss draft on 4/13/2017 with xx with amount $8440.27 from the previous servicer. However, the repairs the completed so, the check was sent to current servicer."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56964957	xx	xx	561-692	18737	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,802.44	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,535.42	$2,057.74	6.875%	360	360	xx	xx	$15,078.66	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.305%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$235,689.61	Unavailable	3.750%	$994.66	xx	Financial Hardship	xx	xx	xx	xx	Modification Missing Required State Disclosures	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "According to the updated title report dated 5/5/2018, the chain of assignment has been completed. The last assignment was done from xx.
However, the reference of mortgage (instrument#xx and page#) is incorrectly mentioned in all the assignments of mortgage.
The subject mortgage was recorded on xx.
However, the assignment of mortgage which was recorded on xx.
This can be cured by re-recording the assignment of mortgage with correct reference."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $2,998.00 as unsecured portion out of claim amount $254,198.00. Did not see comments indicating a cram down."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 5/1/2019 to 5/29/2020, from 7/2/2020 to 11/30/2020 and from 1/8/2021 to 4/16/2021. However, we require a complete 24 months latest payment history.  The payment history is missing from 6/1/2019 to 6/30/2019 and from 12/1/2020 to 12/31/2020."
* Loan appears modified. Mod missing or unexecuted (Lvl 3)     "As per comment dated 11/19/2018, the loan was modified on xx. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 3.75% and the borrower promises to pay P&I in the amount of $994.66 beginning from xx. The maturity date as per modification is 9/1/2056. No further details have been found."
* Comment history is incomplete (Lvl 3) "The comment history is available from 5/17/2019 to 7/26/2019, from 9/6/2019 to 4/15/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 8/1/2019 to 8/31/2019."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following required state disclosures are missing from the loan file.
1.VA Application Disclosure
2.Choice of Settlement Agent Disclosure
3.Disclosure of Charges for Appraisal or Valuation
4.Copy of Appraisal or Statement of Appraised Value"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx public guidelines) Predatory Lending Guidance: FAIL
This loan failed the predatory lending guidance test due to the following finding:
The loan failed the allowable points and fees test.

This loan failed the points and fees test. (xx Lender Letter Ann. 06-04): FAIL
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000. FAIL
GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data $14,396.00, Comparison Data $13,400.00, Variance+$996.00.
GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data $14,891.00 Comparison Data $13,400.00 Variance +$1,491.00"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider is missing from the loan file."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56991252	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,906.47	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,367.47	6.250%	480	480	xx	xx	$23,309.94	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	34.432%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2014	$408,255.66	Not Applicable	4.625%	$1,868.30	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Variation in Parcel number(APN#) (Lvl 3) "There is an variance in parcel# mentioned on recorded mortgage, tax certificate, vesting deed and appraisal report.
The parcel# mentioned on deed which was recorded on xx, tax certificate and appraisal report dated xx. However, the recorded mortgage shows parcel# xx."
* Issue with the legal description or recorded instrument (Lvl 3)     "There is an issue with mortgage reference (Bk/Pg#) mentioned on loan modification agreement.
The subject mortgage was originated on xx with original balance xx and recorded on xx.
Currently, the borrower has been making payment as per the second loan modification agreement which was made on xx. However, the reference Bk/Pg# mentioned on modification agreement is incorrect.
The Bk/Pg# mentioned on recorded mortgage is Bk#xx. However, modification agreement shows Bk#xx."	* Missing Required State Disclosures (Lvl 2) "The subject property is located at Maryland State. The following required state disclosures are missing from the loan file.
1.Affidavit of Consideration
2.Affidavit of Disbursement
3.First Time Buyers Affidavit
4.Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
5.Balloon Payment
6.No Escrow Account
7.Mandatory Binding Arbitration Disclosures
8.Home Buyer Education and Counseling Disclosure"
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		D	D	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	16432157	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$2,146.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$415.61	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application
Right of Rescission
Final Truth in Lending Discl.
Title Evidence
Origination Appraisal
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
HUD-1 Closing Statement	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "As per updated title report dated 5/14/2018, there are two municipal liens found pending against subject property total in the amount of XXXX in the favor of xx. The subject property is located in PA State which is super lien state. There is a possibility of FC by above unpaid liens."
* Missing Title evidence (Lvl 4)     "Lender's final title policy / TPOL is missing from the loan file; and there are no title commitment or preliminary policy available in the entire loan file."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 5/14/2018, the subject mortgage is in lower lien position as there are two municipal liens found pending against subject property total in the amount of XXXX in the favor of xx. The subject property is located in PA State which is super lien state. There is a possibility of FC by above unpaid liens."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no itemization or estimated HUD-1 available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at the time of origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88075610	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	04/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$797.73	7.375%	360	360	xx	xx	$22,070.34	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	32.693%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Final Truth in Lending Discl. Notice of Servicing Transfer Affiliated Business Disclosure	xx	3: Curable	* Active Judgment Against Borrower (Lvl 3) "As per the updated title report states there is a Civil Judgment in the amount of $1,230,253.77 with xx which was recorded on xx. The judgment amount is greater than the loan amount xx"
* Comment history is incomplete (Lvl 3) "Comment history is available from 07/23/2019 to 08/27/2019, from 12/04/2019 to 01/08/2021 and from 03/03/2021 to 05/05/2021. However, we require latest 24 months comment history. Comment history is missing from 06/01/2019 to 06/30/2019, from 09/01/2019 to 11/30/2019 and from 02/01/2021 to 02/28/2021."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for TILA APR Test as Loan data is 0.00%, Variance is 7.490% & Variance is -7.49%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 04/30/2021, the borrower is making the regular payments and the next due date is 06/01/2021. Last payment was received on 04/27/2021 in the amount of $1600.50. The new UPB is reflected in the amount of $43,163.48. As per the seller tape data as of 03/31/2018, the unpaid principal balance is $66,201.13. However, the current balance is $43,163.48 which is lower than the tape balance by more than 25%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR Test.
																																																																																																								The annual percentage rate is 7.490%. The disclosed APR of 0.00% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. Final TIL is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76625927	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	No	No	First	$0.00	$1,127.54	Unavailable	Unavailable	No	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$736.36	5.375%	360	360	xx	xx	$54,523.85	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/3/2019 to 9/15/2020, from 11/3/2020 to 1/11/2021 and from 4/7/2021 to 5/5/201. However, we require a complete 24 months latest comment history. The comment history is missing from 10/1/2020 to 10/31/2020 and from 2/1/2021 to 3/31/2021."
* Deceased Borrower(s) (Lvl 3)     "As per the updated title report dated 5/7/2018, the borrower xx is dead; however, no death certificate has been found; hence unable to determine the date of death."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrowers."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The subject mortgage was xx and was signed by the borrower xx; however, on 4/3/2018, the subject property was transferred due to the death of borrower to the current owner xx through a Quit Claim deed which was recorded on 4/9/2018. No death certificate was found in the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan files."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Title Review shows break in assignment  (Lvl 2)     "As per the review of the Updated title report as of 5/7/2018, the chain of assignments has not been completed. The last assignment was from xx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required Affiliated business disclosure is missing from the loan file."		D	D	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9280852	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,078.72	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$440.45	4.823%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application
Right of Rescission
HUD-1 Closing Statement
Final Truth in Lending Discl.
Missing Required State Disclosures
Origination Appraisal
Affiliated Business Disclosure
Loan Program Info Disclosure
Title Evidence
Notice of Servicing Transfer	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Lender's final title policy / TPOL is missing from the loan file; and there are no title commitment or preliminary policy available in the entire loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $27,385.00 as unsecured portion out of claim amount $121,195.00. The value of collateral that supports this claim is xx. Did not see comments indicating a cram down.”"
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL state. The following state disclosures are missing from the loan file: Anti-Coercion Notice, Title Insurance Disclosure, Radon Gas Disclosure, Insurance Sales Disclosure."
* Missing Appraisal (Lvl 2)     "Appraisal report along with supporting document 1008 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "Initial escrow acct. disclosure and List of services Providers disclosure are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer Disclosure Document is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69095981	xx	xx	561-692	18758	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$2,729.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,383.07	6.625%	360	360	xx	xx	$41,492.10	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2012	$223,359.27	Not Applicable	3.500%	$897.85	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Missing Dicsloures	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "According to the updated title report dated 5/ 9/2018, there are five HOA liens against the subject property in the favor of xx. The subject property is located in Maryland State, which is super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien.
However, this is not in a state in which the subject mortgage may not be foreclosed out.
It can be cured by paying off the above said liens."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 5/ 9/2018, there are five HOA liens against the subject property in the favor of xx in the total amount of xx	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $44,514.00 as unsecured portion out of claim amount $223,350.00. The value of collateral that support the claim amount is xx. Did not see comments indicating a cram down.”"	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Maryland State. The following state disclosures are missing in the loan file:
Affidavit of Consideration,
Affidavit of Disbursement,
First Time Buyers Affidavit,
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan Data: $285,902.25, Comparison Data: $286,490.71, Variance: -$588.46.
TILA Foreclosure Rescission Finance Charge Test: FAIL,  Loan Data: $285,902.25, Comparison Data: $286,490.71, Variance: -$588.46."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK is still active. No evidence found in latest comments."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81514340	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,921.86	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$701.93	6.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$109,889.43	$2,039.50	1.000%	$277.86	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $16,127.00 and the amount of claim without deducting the value of the collateral is xx."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, Equal Credit Availability Notice, Insurance Tying Disclosure and Non-Deposit Insurance Disclosure."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15998732	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,464.70	04/22/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$975.50	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Secondary	Yes	Yes	No	11.506%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/31/2014	$195,147.01	Not Applicable	4.125%	$830.83	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Loan Program Info Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $5341.00 and the amount of claim without deducting the value of the collateral is xx."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure are missing from the loan file, Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) and Disclosure of Additional Fees."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47120873	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$983.83	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.49	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	36.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2013	$173,818.81	Not Applicable	2.000%	$649.08	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Lost Note Affidavit (Lvl 3) "Original note was destroyed or lost; however, relevant lost note affidavit dated xx is available in file located at (xx)."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in LA state. Below required state disclosure are missing from the loan file:
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans,
2. Anti-Tying Disclosure and
																																																																																																								3. Financial Institution Choice of Insurance Disclosure."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94287278	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,683.32	Unavailable	Unavailable	No	Bankruptcy	Chapter 11	xx	$105,000.00	No	xx	$1,425.83	$1,955.68	7.250%	360	360	xx	xx	$230,194.13	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	0.000%	First	Final policy	Not Applicable	Not Applicable	xx	$105,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "As per PACER documents review, the borrower has filed the xx. As per chapter 11 plan filed on 12/XX/2013, the total claim amount is XXXX out of which $XXXX is secured and XXXX is unsecured. The secured claim amount will be paid at the interest rate of 5.25% over 30 years with the P&I of $579.81 and the allowed unsecured claim of XXXX that should be paid as a general unsecured claim under class 25 of chapter 11 plan. The schedule-D of the voluntary petition reflects the unsecured amount of XXXX with the claim amount of XXXX and the supporting value of collateral is XXXX however, it is unable to confirm the plan was effective or not and current bankruptcy status is case terminated but again the motion to administratively reopen the case was filed on 5/3/2018 and further information pertaining to unsecured amount has not been found. The case was terminated on 12/30/2014."
* The property value crammed down (Lvl 4) "As per PACER documents review, the borrower has filed the bankruptcy under xx. As per chapter 11 plan filed on 12/XX/2013, the total claim amount is $247,344.68 out of which $105,000.00 is secured and $142,344.68 is unsecured. The secured claim amount will be paid at the interest rate of 5.25% over 30 years with the P&I of $579.81 and the allowed unsecured claim of $142,344.68 that should be paid as a general unsecured claim under class 25 of chapter 11 plan. The schedule-D of the voluntary petition reflects the unsecured amount of $162,067.48 with the claim amount of $73,900.00 and the supporting value of collateral is $235,967.48; however, it is unable to confirm the plan was effective or not and current bankruptcy status is case terminated but again the motion to administratively reopen the case was filed on 5/3/2018 and further information pertaining to unsecured amount has not been found. The case was terminated on 12/XX/2014."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* Operative index value is unable to confirm (Lvl 2)     "As per note, the loan amortization type is an ARM; however, the operative index value is unavailable from provided loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in FL. The following required disclosures are missing in the available loan files.

Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
																																																																																																								Radon Gas Disclosure"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	44542349	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$851.91	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$739.76	5.740%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/15/2014	$65,700.00	Not Applicable	4.000%	$276.96	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Mortgage Insurance Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 5/28/2020 the borrower stated that her husband was laid off from his job due to pandemic. As per comment dated 11/19/2020 borrower stated that there is pandemic going on and her daughter was murdered last year and she was not working, only her husband was working. No more details are available."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per loan modification agreement made between borrower and lender on 8/15/2014, the new unpaid principal balance is $65,700.00 consisting of the unpaid amount loaned to borrower by lender plus any interest and other amounts capitalized. The above unpaid balance was calculated with $121,295.66 of principal reduction plus forgiven accrued interest, escrow advances and foreclosure fees. However, there is no bifurcation provided for said total forgiveness to state actual principal forgiven amount. How much amount has been forgiven from principal portion is not provided in the mod."	* Lost Note Affidavit (Lvl 3) "As per document located at "xx", the lost note affidavit has been found along with the copy of the original note."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is xx which is greater than 80.000% hence, MI certificate is required; however, it is missing from the loan file."
* Water/Sewer Taxes (Lvl 2)     "According to updated title report 5/10/2018, 2018 sewer charges are delinquent in the amount of $199.51 including penalties which is good through till 5/31/2018."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."		D	D	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92442412	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,560.56	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$405.05	3.700%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal
Affiliated Business Disclosure
Right of Rescission
Credit Application
Initial Escrow Acct Disclosure
Final Truth in Lending Discl.
Title Evidence
Notice of Servicing Transfer
HUD-1 Closing Statement
Missing Required State Disclosures	xx	3: Curable	* Missing Title evidence (Lvl 4) "Lender's final title policy / TPOL is missing from the loan file; and there are no title commitment or preliminary policy available in the entire loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan file, Amortization Schedule Disclosure, Credit Property Insurance Disclosure, Fee Agreement, Priority of Security Instrument Disclosure and Attorney Selection Disclosure."		A	B									Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79766167	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$631.01	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$746.67	7.200%	360	360	xx	xx	$8,283.38	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "The schedule-D in Voluntary petition shows $4,194.00 as unsecured portion out of claim amount $93,194.00 with the supporting value of collateral is xx and no document or servicing comments were found that indicates property had a cram down."
* Property Damge (Lvl 3)     "As per comment dated 9/27/2017, the property is located within the hurricane XXXX  zone and as per comment dated 12/6/2017, the property has been affected by the hurricane and they were working on repairs; however, the nature of damage has not been found.
As per comment dated 12/12/2017, the loss draft was check was received on xx with the amount of $2933.57, according to that comment, the date of loss was 10/08/2016 having a claim number xx. As per comment dated 2/6/2017, the inspection report was received on 11/16/2017 according to which the 65% repairs are completed and plumbing, electrical engineering is required and as per the latest comment dated 3/6/2018, the final inspection is to be done to release the remaining funds of $5867.12. The total claim amount was $176104.38. However, as per the latest BPO report dated 4/24/2018, the subject property has been occupied by an unknown party and is in good condition. No damages or repairs have been observed."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Property is Manufactured Housing (Lvl 2)     "According to the document located at "xx" and appraisal report dated 5/24/2005, the subject property has had wheels, axles and tongue removed and it is permanently affixed to foundation and it is considered as a real property."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in FL. The following required disclosures are missing in the available loan files.
 Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Radon Gas Disclosure"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences
GSE (xx public guidelines) Predatory Lending Guidance: Result FAIL
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
GSE (xx public guidelines) Points and Fees Test: Result FAIL Loan Data $5,841.00 Comparison Data $5,500.00 Variance +$341.00

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
GSE (xx public guidelines) Predatory Lending Guidance: Result FAIL

This loan failed the points and fees test.
The points and fees charged to the borrower exceed 5% of the mortgage amount or $1,000 for mortgage amounts of $20,000 or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.
GSE (xx public guidelines) Points and Fees Test: Result FAIL Loan Data $6,166.00 Comparison Data$5,500.00 Variance +$666.00"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."		A	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37059761	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,319.25	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,811.89	5.030%	360	360	xx	xx	$25,392.69	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/11/2011	$469,766.09	Not Applicable	4.375%	$2,115.06	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure Credit Application	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. However, the same is not signed by the borrower."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition schedule D, there is an unsecured portion in the amount of $22,661.00 and the amount of claim without deducting the value of the collateral is xx"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the review of updated title report, there is an IRS lien in the amount of $XXXX in the favor of XXXX which was recorded on 4/XX/2012."
																																																																																																								* Application Missing (Lvl 2) "Final Application is missing from the loan file, the values are updated as per the initial application located at "XXXX."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90758535	xx	xx	561-692	18778	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$3,977.46	Unavailable	Unavailable	No	Bankruptcy	Chapter 11	xx	$32,618.78	Not Applicable	xx	Not Applicable	$831.02	7.400%	360	360	xx	xx	$19,361.08	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$32,618.78	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per servicing comment dated 3/24/2020, borrower income is impacted by Covid-19. Borrower stated he has about 7 rentals none of which are paying due to virus and his wife is unemployed. Forbearance plan was approved for 3 months which was started on 3/1/2020."
* Title Review shows major title concern (Lvl 4)     "Review of updated title report dated 05/08/2018 shows the subject property is encumbering with below two Water/Sewer liens:-
1:-Water usage lien xx in the amount of $xx held by xx, recorded on xx in xx
2:-Sewer usage lien xx in the amount of $xx held by xx, recorded on xx.
The subject property is located in Connecticut (Super lien) state and there can be possibility of foreclosure due to these unpaid non mortgage liens. This can be cured if these liens are paid off with unpaid interest and late fees (if any)."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "Subject Mortgage is at lower lien position as review of updated title report dated 05/08/2018 shows the subject property is encumbering with below two Water/Sewer liens:-
1:-Water usage lien xx in the amount of $xx held by xx, recorded on xx in xx
2:-Sewer usage lien xx in the amount of $xx held by xx."
* The property value crammed down (Lvl 4)     "xx. The amount of claim in the POC filed dated 2/20/2014 is $196,118.78 and arearrage of $22,240.56. As per Chapter 11 confirmed plan dated xx under Class 3 the secured claim amount is $163,500.00 will be paid by the debtor over the period of 25 years at fixed rate of 5.25% and P&I of $979.77 until paid in full. Hence the unsecured claim amount is $32,618.78. It seems that there is a cram down of $32,618.78.
$7,254.50 subject to adjustment in the event further advances have been made up to the date of confirmation by Lender are to be repaid in full in equal monthly installments of $201.51 over a period of thirty-six months without interest commencing on confirmation and continuing monthly thereafter until paid in full."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $65651.00 as unsecured portion out of claim amount $175,651.00 value of the property is xx"	* Missing Required State Disclosures (Lvl 2) "There are following disclosure missing from the loan file,
1) Appraisal Disclosure
2) Interim Financing Disclosure."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Updated: BK is not active."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62406457	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$29.76	$3,116.32	04/26/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$630.71	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	33.527%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/03/2014	$91,828.52	$5,578.52	4.625%	$394.71	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/16/2019 to 5/30/2019, from 7/1/2019 to 8/31/2019, from 10/2/2019 to 4/30/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/1/2019 to 6/30/2019 and from 9/1/2019 to 9/30/2019."
* Comment history is incomplete (Lvl 3) "The comment history is available from 5/8/2019 to 11/30/2020, from 1/14/2021 to 4/30/2021. However, we require a complete 24 months latest payment history. The comment history is missing from 12/1/2020 to 12/31/2020."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Missing Required State Disclosures (Lvl 2)     "The following state (OH) disclosures are missing from the loan file:

1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "2017 year annual xx Real estate taxes of $29.76 are currently delinquent and which were good through 5/10/2018."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58191268	xx	xx	xx	561-692	21766	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$334.72	05/18/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,041.37	11.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.121%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2013	$101,167.69	$20,300.00	3.875%	$509.53	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Final Truth in Lending Discl. Initial Escrow Acct Disclosure Right of Rescission Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 4/1/2020, borrower’s income is impacted due to covid-19. Both borrowers got laid off due to covid19 pandemic. No other source of income."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "The loan was modified on 3/1/2013 with the deferred principal balance of $20,300.00. According to the loan modification agreement, the lender agreed to forgive the amount of $10,000.00 (which exceeds 2% of modification amount) permanently from the total principal balance of $101,167.69. The deferred principal balance of $10,000.00 is eligible for forgiveness if the borrower will not default on his new payments such that the equivalent of three full monthly payments are due and unpaid on the last day of any month on each of the first, second and third anniversaries of 11/1/2012, the servicer shall reduce the deferred principal balance in the installment equal to one third of the deferred principal reduction amount."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $28,977.00. There is no information regarding cram down has been found in the bankruptcy case."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Title Review shows different mtg holder of record (Lvl 2)     "The loan was originated by “xx. According to the latest quitclaim deed made on 08/XX/2010 and was recorded on 8/XX/2010 with book/page XXXX states that the subject property was transferred from “xx."
* Property Damage (Lvl 2)     "According to the latest BPO report dated 5/22/2018, the subject property is owner occupied with average condition. As per BPO report the subject property requires an estimated exterior repairs in the amount of $1000. However, there is no further information regarding damages or repairs have been found in the latest 24 months servicing comments."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete. The latest assignment of mortgage is with  xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 7/23/2018, there is an state tax lien against the borrower (xx) in favor of plaintiff state of alabama in the amount of $901.83 and it was recorded on 8/11/2017."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 11.353%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA APR Test failed. Charged : 0.000%  Allowed : 11.353%  Over-by : -11.353%."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53756813	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,448.27	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$665.33	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/09/2015	$102,378.92	Not Applicable	5.125%	$502.17	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 4/15/2020, the borrower said both Grandfather and Father have passed away from COVID-19. Mom is still in hospital due to Covid-19.Hence the borrower income has been impacted by Covid-19."	* Active State Tax Lien Judgement. (Lvl 2) "As per the updated title report, there is a State Tax lien in the amount of $16,137.31 with xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "The updated title report states that there are two xx respectively."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96775536	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,331.95	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,498.01	6.500%	360	360	xx	xx	$20,279.16	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/14/2008	$251,724.80	Not Applicable	6.500%	$1,641.00	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK is still active. No evidence found in latest comments."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Water/Sewer Taxes (Lvl 2)     "According to updated title report 5/9/2018, 2018 utility charges are delinquent in the amount of $260.37 including penalties which was good through till 2/1/2018."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file. 1.Lead-Based Paint Disclosure 2.Mortgage Loan Application Disclosure 3.Carbon Monoxide Alarms 4.MA Smoke Detector Certificate 5.Notice of the Specific Reason for Denial of Credit 6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23792085	xx	xx	561-692	18802	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,633.89	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,313.86	6.875%	360	360	xx	xx	$90,518.99	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* The property has unrepaired damages (Lvl 4) "The collection comment dated 3/12/2021, states that the subject property had wind damage due to the storm on 2/6/2020. The same comment reflects that the roof was damaged. Further details regarding the estimated damage amount and repair status are not available."	* Foreclosure Delay or Contested (Lvl 3) "Servicing comment dated 4/20/2017 reveals that the foreclosure proceedings were contested due to litigation action filed by the borrower on 4/13/2016. The cause of litigation is unable to confirm from the available comments. However, reolved information is not available."	* Missing Required Disclosures (Lvl 2) "The list of service provider disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in FL state. However, the insurance sales disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82043570	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,317.38	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,424.58	$1,960.86	6.500%	360	360	xx	xx	$86,512.38	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$269,086.62	Not Applicable	4.000%	$1,124.62	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 12/18/2017 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is XXXX	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $387,459.15. The disclosed finance charge of $387,381.68 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as loan is failing for TILA foreclosure rescission finance charge test."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49161020	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,454.52	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$821.45	8.000%	360	360	xx	xx	$3,662.11	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/23/2009	$113,831.12	Not Applicable	2.000%	$420.74	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The following state disclosures are missing in the loan file. Disclosure of Debtor’s Waiver of Class Action. Fee Disclosure."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing Transfer disclosure is missing in the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36424553	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,064.00	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$491.81	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/05/2015	$73,664.29	Not Applicable	4.375%	$325.27	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Foreclosure Delay or Contested (Lvl 2)     "Collection comment dated 08/08/2016 shows contested matter as opened; however, comment dated 08/16/2016 shows that contested review is completed."
* Missing Required State Disclosures (Lvl 2)     "The following state required disclosures are missing from the loan file;
 Credit Agreement Disclosure, Cosigner Notice,Notice to Consumer, Compliance with Truth in Lending Act, Choice of Insurer Disclosure."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Origination and Processing Fees Test"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan failed the origination and processing fees test due to one or more of the following findings:The loan is Home Acquisition Loan (Iowa Code §535.8(1)), and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (2%) of an amount which is equal to the loan principal; or one percent (1%) of the unpaid balance that is refinanced by the same lender (Iowa Code §535.8(4)(a)).The loan is a refinancing and the portfolio loan indicator is blank."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35529649	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,258.44	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,312.62	5.875%	360	360	xx	xx	$58,415.08	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,515.34	Unavailable	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 2/1/2006 with fixed interest at the rate of 5.875% and P&I in the amount of $1,312.62. However latest payment history shows current P&I in the amount of $1,515.34 and the comments dated 5/18/2020 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 6/24/2019 to 7/8/2019 and from 9/3/2019 to 4/3/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 8/1/2019 to 8/31/2019."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to TILA failed for Foreclosure Rescission Finance Charge Test."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Florida state. Following state disclosures are missing from the loan file.
1) Anti-Coercion Notice
2) Radon Gas Disclosure
3) Insurance Sales Disclosure"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is $257,543.27. However comparison data is $257,618.27 and variance is -$75.00."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of 5/7/2021, the borrower is performing with the loan. The last payment was received on 5/7/2021 which was applied for the due date of 5/1/2021 and the next due date for payment is 6/1/2021."	A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39296004	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$6,946.64	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,127.47	5.875%	360	360	xx	xx	$15,791.71	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2012	$347,166.27	Not Applicable	4.625%	$1,588.73	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is at second lien position as updated title report dated 5/XX/2018 shows an open senior mortgage in the amount of xx"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3)     "BK is still active. No evidence found in latest comments."
* Title Review shows major title concern (Lvl 3) "Updated title report dated 5/8/2018 shows an open senior mortgage in the amount of xx. Final title policy at the origination does not reflect this mortgage is as open . Neither release/satisfaction of mortgage documents found in loan file nor Final HUD-1 shows payoff towards this senior mortgage."	* Settlement date is different from note date (Lvl 2) "HUD 1 shows the settlement date is xx and the note date is xx, which are different from each other."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in WA state.
Following disclosures are missing in the loan file.
Choice of Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34126081	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$8,505.84	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	$1,760.54	$2,127.17	5.875%	360	480	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$120,400.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2009	$419,280.69	Not Applicable	2.000%	$1,269.69	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows XXXX as unsecured portion out of claim amount XXXX No comment indicating a cram down has been found."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Acct Disclosure is from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosure is missing from the loan file.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Form is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "The operative index value could not be sourced from the available documents."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38103475	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,997.41	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.46	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$787.63	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Modification Missing Dicsloures	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $1,428.46 with the rate of interest 6.25000 % and a maturity date of 1/XX/2036. The P&I as per payment history tape data is the $787.63 and PITI is $1,575.27 and unable to determine the rate of interest. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of XXXX and the amount of claim without deducting the value of the collateral is xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL $286,743.50 $287,169.86 -$426.36. TILA Foreclosure Rescission Finance Charge Test: FAIL $286,743.50 $287,169.86 -$426.36."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, Title Insurance Disclosure, Radon Gas Disclosure, Insurance Sales Disclosure. Anti-Coercion Notice is available at “10129203_Disclosure”."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $287,169.86. The disclosed finance charge of $286,743.50 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $287,169.86. The disclosed finance charge of $286,743.50 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66784598	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,968.83	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,200.93	6.500%	360	360	xx	xx	$25,864.63	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$11,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/03/2013	$222,841.12	$52,815.93	4.000%	$710.60	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per ROR document, the ROR transaction date is xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Oregon(OR) state. The below Required State disclosures are missing in the given loan files.

1. Oregon Forced Placed Insurance Notice
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD -1 is available in the loan file; However, the settlement date per HUD-1 is 04/XX/2007. However, the Note date is 04/XX/2007."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59073565	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,228.29	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,265.97	6.200%	360	360	xx	xx	$18,762.95	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/10/2014	$240,408.32	Not Applicable	4.625%	$1,100.18	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure Legal Description	xx	2: Acceptable with Warnings	* Title issue (Lvl 3) "ISAOA / It's successors and or assigns clause is missing from the final title policy. Terms and conditions sheet is neither available with final title policy for checking 12C clause."
* Foreclosure Delay or Contested (Lvl 3)     "The servicing comment dated 3/14/2017, the foreclosure file was in active contested/litigation matter. However, the reason for contesting foreclosure is unable to determine. There are no comments has been found stating that the contested matter has been resolved."
* Legal Description missing (Lvl 3)     "The legal description is missing from final title policy.
This can be cured by adding an addendum of legal description to the final title policy."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following required state disclosures are missing from the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "The comment dated 12/4/2014, the borrower called and stated that, the subject property has potential property damage due to water on xx and report for new claim from Florida Peninsula for the amount of $6000.00. The hazard loss claim xx was received from the insurance company in the amount of $6000.00 on 12/8/2014. The comment dated 6/16/2016 states that, the borrower requests for 100% inspection of the property. There was no adjuster’s worksheet only settlement paperwork for water damage and no estimate is available. No documents are needed to release the funds as the loan was current at the time of claim was reported. The servicing comment dated 6/30/2016, the final loss draft draw was ordered and the funds are released in the amount of $200 payable to the borrower to be mailed from SMBR and the property inspection results received. According to the inspection report dated 2/20/2018 located at “10132470_Inspections(9)”, the subject property was occupied by unknown party and in good condition. There are no damages or repairs have been found to the subject property."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2444760	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,420.22	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$712.08	6.125%	240	240	xx	xx	$6,757.86	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "There is a break in assignment from xx Its Attorney-In-Fact."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "Following are the required state disclosures, missing from the loan file;
Equal Credit Availability Notice,
Insurance Tying Disclosure,
Non-Deposit Insurance Disclosure."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer Disclosure Document is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42302128	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,806.04	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,927.81	6.500%	360	360	xx	xx	$23,956.28	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2013	$286,426.48	Not Applicable	4.625%	$1,310.76	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Title Policy	xx	2: Acceptable with Warnings	* Title policy missing (Lvl 3) "Final title policy is missing from the loan file. The values are updated as per the title search/pre policy report located at “xx”."	* Not all borrowers signed TIL (Lvl 2) "Final TIL is not signed by the borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file. 1.NJ Application Disclosure 2.Delivery Fee Authorization 3.NJ Attorney Disclosure 4.Unacceptability of Insurance Notice 5.Attorney Disclosure II 6.Tax Bill Information 7.Private Well Testing 8.Lock-In Agreement 9.Commitment Disclosures 10.Choice of Insurer Disclosure 11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		A	B									Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76747708	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,610.21	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$618.86	3.625%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Loan Program Info Disclosure	xx	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy XXXXwith the case #XXXX on 6/XX/2015. The POC was filed on 9/18/2015. As per the review of available servicing comments as of 5/6/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 1/19/2021, the bankruptcy case was discharged on 10/29/2020 and terminated on 11/20/2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive documents are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following required state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials
13.Insurance Solicitation/Post Commitment Requirement"
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9506761	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,584.07	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$404.73	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Affiliated Business Disclosure	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "Updated title dated on 05/08/2018 shows the Legal description inconsistent from vesting deed to mortgage. [Deed Legal Description shows xx]"
* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 11/23/2016 to 03/31/2018; however, we require latest 24 months comments history; Servicing comments are missing from 04/01/2016 to 11/22/2016."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Loan type is convetional loan original LTV is xx its greater than 80.000%. MI certificate is required but not available in the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70531555	xx	xx	561-692	18882	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,267.82	03/26/2021	Not Applicable	No	Bankruptcy Filing	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$490.91	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	50.580%	First	Final policy	Not Applicable	$60,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/25/2012	$104,041.13	Not Applicable	3.250%	$387.60	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $70,910.31."
* The property has unrepaired damages (Lvl 3) "As per the comment dated 5/24/2019, the subject property had floor damage. The date of loss and the estimated cost of repairs are unavailable. As per the comment dated 9/5/2019, the loss draft check that was endorsed by all parties in the amount of $5,000.00. As per the comment dated 9/18/2019, the request for the first loss draft disbursal in the amount of $2,500.00. As per the comment dated 11/5/2019, the servicer advised the borrower about second loss draft disbursal in the amount of $1,250.08. No further details have been found stating the repairs have been completed."	* Missing Required State Disclosures (Lvl 2) "Following are the state disclosure which are missing from the loan file.
1.Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."		D	D	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	469532	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$898.90	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,034.67	6.875%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$158,719.65	Not Applicable	2.000%	$587.85	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission
Affiliated Business Disclosure
Credit Application
Title Evidence
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Final Truth in Lending Discl.
HUD-1 Closing Statement
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Lender's final title policy / TPOL is missing from the loan file; and there are no title commitment or preliminary policy available in the entire loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $345.80 and the amount of claim without deducting the value of the collateral is xx."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD and itemization is missing from the loan file."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, NY Hazard Insurance  Disclosure, Tax Escrow Account Designation, Mortgage Bankers and Exempt Organizations Preapplication, Part 80 Disclosure, Alternative Mortgage Transaction Disclosures, Co-Signer Notice Requirements, Default Warning Notice, Smoke Alarm Affidavit, New York Real Property Escrow Account Disclosure, Subprime Home Loan Counseling Disclosure, Subprime Home Loan Tax and Insurance Payment Disclosure, Subprime Home Loan Disclosure, Commitment Disclosure, Lock-in Disclosure and Expiration of Lock-in or Commitment Period."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."		B	B									Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68858181	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$943.20	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$857.55	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/19/2004	$128,417.14	Not Applicable	7.375%	$886.95	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Credit Application Affiliated Business Disclosure Origination Appraisal Missing Required State Disclosures Final Truth in Lending Discl. Initial Escrow Acct Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower however it is stamped certified true and correct copy of the signed original and is executed by the settlement agent."
* Title issue (Lvl 3) "The "Successor and/or Assignee" clause is missing from the Final Title Policy."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of service transfer is missing from the loan files."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "Per the updated title report, there is an IRS Tax Lien in the amount of $68,566.76 recorded 12/19/2017."
* Application Missing (Lvl 2)     "The final loan application is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate for failing the TILA APR test due to missing the Final TIL."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in NV state, the following required state disclosure is missing from the loan files.
1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Active Judgment Against Borrower (Lvl 2)     "As per updated title report, There is a notice of judgment lien against the subject property which was recorded on 04/07/2009 in the amount of $ 1,422.40 which is in the favor of XXXX"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  Missing the Final TIL; unable to determine the APR."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow acct disclosure is missing from the loan files."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The Note date is xx however the final HUD-1 reflects a settlement date of xx."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	567948	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	No	Yes	Other	$0.00	$6,380.05	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,018.08	5.500%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	62.499%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/27/2014	$102,370.38	Not Applicable	5.500%	$528.00	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure Missing Required State Disclosures Missing POC	xx	4: Unacceptable	* Water/Sewer Taxes (Lvl 4) "Update comments:
As per the comment dated 01/27/2021, the utilities taxes are sale was scheduled on 12/XX/2020. Redemption period was expired on 10/XX/2022. Also, the same comment date shows the water sewer taxes are sold on 12/XX/2020 for the amount of $953.91 with the certificate#XXXX.
As per the comment dated 05/15/2019, the outside tax lien and the water taxes for the year of 2019 are delinquent in the amount of $5050.60. Also, same comment shows the sale date is 12/XX/2018. Redemption period till 05/30/2019. The tax sale was scheduled on 12/XX/2018 and redemption period was expired on 10/19/2020.
As per the comment dated 05/01/2020, the water sever taxes are delinquent in the amount of $1733.05 and they are good through till 05/29/2020.
No further details have been regarding taxes."
* The property has unrepaired damages (Lvl 4)     "As per the comment dated 06/09/2020, the subject property suffered due to fire loss.  The comment dated 04/26/2021 shows the insurance check was received in the amount of $49,196.96. This amount will be released in 3 phase. No details have been found regarding damage or repairs."
* Title Review shows major title concern (Lvl 4)     "Updated title report dated 5/08/2018 shows one Certificate of Sale for 2017 delinquent Water and Sewer charges xx in the amount of $2049.11. Tax cert is sold to xx and certificate was recorded on 04/XX/2018.. Tax collector reports this still as open with principal amount of $3039.87 and not redeemed yet and it. There can be a possibility of foreclosure if this tax cert is not redeemed within statute"
* POC Deadline is coming soon (Lvl 4) "The borrower had filed bankruptcy under chapter 13 with the caseXXXX on 12/XX/2016. The plan was confirmed on 10/23/2017. As per PACER report, the POC Bar date was 5/10/2017. However, the POC has not been filed yet."	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/1/2019 to 8/30/2019, from 10/28/2019 to 9/22/2020, for 11/20/2020 and from 1/27/2021 to 4/26/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 9/1/2019 to 9/30/2019, from 10/1/2020 to 10/31/2020 and from 12/1/2020 to 12/31/2020."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at lower lien position.
The subject mortgage was originated on xx.
The updated title dated 5/8/2018 shows there is an active mortgage prior to the subject mortgage, in the favor of xx.
Final HUD-1 shows payoff to xx for the amount of xx. No release or satisfaction document was found in the loan document stating the prior mortgage have been released.
However, Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Property is Vacant (Lvl 3) "As per the comment dated 05/14/2019, the subject property is vacant."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The subject mortgage was signed by the borrower xx. However, the borrower conveyed the 100% interest to non-borrowing party xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "Updated title report dated 5/8/2018 shows 2 Certificate of Tax Sale for unpaid water/sewer charges is as follow:
1st In the amount of $2172.34 with certificate #xx. The taxes for 2010 were sold toxx which was recorded on 6/20/2011 and 2nd In the amount of $408.62 with certificate #xx. The taxes for 2012 were sold to xx which was recorded on 2/8/2013.
																																																																																																								However, the tax collector reports this certificate of sale as redeemed on 2/10/2011 and 2/13/2015 respectively."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$49,196.96	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67569590	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$338.47	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$392.20	5.500%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2014	$37,409.58	Not Applicable	5.500%	$189.95	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure HUD-1 Closing Statement Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization is missing from the loan files."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan files."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missig from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The property is located in VA state, the following required state disclosures are missing from the loan files.

1.VA Application Disclosure.
2.Choice of Settlement Agent Disclosure.
3.Disclosure of Charges For Appraisal or Valuation.
																																																																																																								4.Copy of Appraisal or Statement of Appraised Value."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8430256	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,060.46	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,354.53	4.990%	180	180	xx	xx	$77,305.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$1,001.85	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $1,354.53 with the rate of interest 4.99000 %and a maturity date of 12/XX/2023. The P&I as per payment history tape data is the $1,001.85 and PITI is $1,432.13and unable to determine the rate of interest. However, there is an increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for IN License Validation Test."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32929665	xx	xx	561-692	18915	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,029.99	Unavailable	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$488.73	9.100%	360	360	xx	xx	$57,331.98	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$128,373.81	Not Applicable	4.000%	$536.52	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/12/2019 to 2/24/2020, from 4/6/2020 to 9/29/2020 and from 11/6/2020 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 3/1/2020 to 3/31/2020 and from 10/1/2020 to 10/31/2020."
* Active State Tax Lien Judgement. (Lvl 3)     "As per Updated title report dated 11/23/2010, there is state tax lien in the amount of $4204.29 which was recorded on xx."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $32,000.00."	* Water/Sewer Taxes (Lvl 2) "As per Updated title report dated 05/8/2018, 1st installment of 2018 Sewer charges are delinquent in the amount of $198.03."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per Updated title report, there is an IRS lien against the subject borrower in the amount of $18,394.89 which was recorded on 11/23/2010 in favor of Internal Revenue Service."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the home loan late charge test. (NJ AB 75, § 4. d.) , (NJ SB 279, § 3.) The home loan charges a late payment fee of 6.000%, which is more than the allowed maximum of 5% of the amount of the payment past due. This loan failed the home loan grace period test. (NJ AB 75, § 4. d.) , (NJ SB 279, § 3.) The home loan charges a late payment fee assessed on a payment past due for 10 days, which is less than the allowed minimum of 15 days. SOL to make any Affirmative claim is Six Years and the Note Date is 06/04/2007."
																																																																																																								* ComplianceEase Risk Indicator is "Significant" (Lvl 2) "ComplianceEase risk indicator is Significant as loan is failing for the home loan late charge test and the home loan grace period test and that the SOL to make any Affirmative claim is Six Years and the Note Date is 06/04/2007."		A	B	Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31499629	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,265.32	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$407.95	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2014	$72,081.28	Not Applicable	4.625%	$325.28	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available for 6/17/2019 and from 8/5/2019 to 5/6/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 7/1/2019 to 7/31/2019."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas state. Following state disclosure are missing from the loan file, which are required in TX state.
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Collateral Protection Insurance Disclosure
4) Non-Deposit Investment Product Disclosure Are there any promotional materials?
5) Insurance Solicitation/Post Commitment Requirement"
* Title Review shows break in assignment  (Lvl 2)     "According to the updated title report dated 5/11/2218, the chain of assignment is incomplete as there is break in chain of assignment. The chain break from xx.."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct disclosure is missing from the loan file."		D	D									Value: Date: Type:Field review	Value: Date: Type:Field review	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5215102	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,131.46	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,275.44	6.500%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$2,407.21	Unavailable	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure HUD-1 Closing Statement Modification Final Truth in Lending Discl. Origination Appraisal Missing Required State Disclosures Right of Rescission	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $2,275.44 with the rate of interest 6.50000 % and a maturity date of 1/1/2038. The P&I as per payment history tape data is the $2,407.21 and PITI is $2,407.21 and unable to determine the rate of interest. However, there is an increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State (New Jersey) which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD”."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and an estimated HUD-1/Fee itemization are also not available from the file."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $72,457.43."
* Issue with the legal description or recorded instrument (Lvl 3)     "As per updated title report dated 5/8/2018 there is a mismatch found in lot # between Warranty Deed dated xx and Subject Mortgage dated xx. Warranty Deed shows “xx” and subject mortgage shows “xx”."
* Foreclosure case has been dismissed (Lvl 3)     "According to the collection comment dated 4/25/2019, the foreclosure action was dismissed due to completed loan modification."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Private Well Testing
5.Choice of Insurer Disclosure
6.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
7.Tax Bill Information"
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40969054	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,938.29	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,191.37	9.226%	240	240	xx	xx	$5,333.73	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure Credit Application	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The borrower had filed bankruptcy chapter #13 on xx with the case #xx. The POC was filed on xx. No evidence has been found regarding POC bar date. However; as per the latest comment dated 5/5/2021, the loan has active bankruptcy."	* Variation in Parcel number(APN#) (Lvl 2) "As per the appraisal report, the parcel number is mentioned as xx."
* Missing Required State Disclosures (Lvl 2)     "MI Borrowers Bill of Rights, MI Consumer Caution and Homeownership Counseling Notice, MI Consumer Caution and Homeownership Counseling Notice, Choice of Insurance Agent are missing from loan files."
* MI, FHA or MIC missing and required (Lvl 2)     "MI is required and missing from loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
* Application Missing (Lvl 2)     "Final application and transmittal is missing from loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx public guidelines) Predatory Lending Guidance: Fail.
GSE (xx public guidelines) Points and Fees Test: Fail, Loan Data: $6,564.94, Comparison Data: $6,514.94, Variance: +$50.00.
GSE (xx public guidelines) Predatory Lending Guidance: Fail.
GSE (xx public guidelines) Points and Fees Test:  Fail, Loan Data: $6,699.94, Comparison Data: $6,514.94, Variance: +$185.00.

This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
This loan failed the points and fees test. (xx Industry Letter 02/12/2009)
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes
																																																																																																								of this test."		B	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75973757	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$1,140.15	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,869.33	7.950%	360	360	xx	xx	$31,791.10	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/09/2014	$293,315.84	$46,095.59	6.000%	$1,214.34	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Credit Application	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per the review of updated title report dated 5/14/2018, there are 10 water sewer liens in the favor of xx in the total amount of $6,546.64. The subject property is located in PA which is a super lien state. There is a possibility of foreclosure due to above unpaid Water sewer lien."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is on lower lien position as there are 10 water sewer liens in the favor of xx in the total amount of $6,546.64. The subject mortgage was originated on11/24/2006."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition scheduled D, there is an unsecured portion in the amount of $89,931.00 and the amount of claim without deducting the value of the collateral is xx."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $334,789.58 $425,156.75 -$90,367.17. TILA Foreclosure Rescission Finance Charge Test: FAIL $334,789.58 $425,156.75 -$90,367.17 TILA APR Test: FAIL 7.105% 8.289% -1.184%."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $425,156.75. The disclosed finance charge of $334,789.58 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $425,156.75. The disclosed finance charge of $334,789.58 is not considered accurate for purposes of rescission because it is understated by more than $35. FAIL This loan failed the TILA APR test. The annual percentage rate (APR) is 8.289%. The disclosed APR of 7.105% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90958725	xx	xx	561-692	12210	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	$0.00	$3,502.99	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$812.77	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/04/2011	$125,509.05	$10,000.00	2.000%	$349.79	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in other lien position as there are 4 municipal liens totaling in the amount of $756.18. The subject mortgage was originated on 9/19/2005 and recorded on 9/21/2005.""
																																																																																																						* Title Review shows major title concern (Lvl 4) "As per updated title report, there are 4 municipal tax liens found open against subject property in the favor of xx totaling in the amount of $756.18 which were recorded on 12/22/2011, and 9/30/2016 respectively. The subject mortgage is located in the State of PA, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens."		* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7029052	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$1,145.88	$2,011.29	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$541.31	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2011	$94,255.36	Not Applicable	2.000%	$343.54	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 3) "As per Original Note name of the borrower is xx. Recorded Mortgage, Deed, and Updated title shows property ownership in name of xx.
																																																																																																							However, Final TPOL at the origination shows property ownership vested only in the name of xx."	* Title Review shows outstanding delinquent taxes (Lvl 2) "As per the Updated Title report dated 6/13/2017,2015 combined taxes are delinquent in the amount $1,145.88 with good through date 6/30/2017."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2188831	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,800.64	04/08/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$368.73	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Origination Appraisal Title Policy Credit Application Affiliated Business Disclosure	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/13/2019 to 9/16/2019, from 11/4/2019 to 4/15/2020, from 6/19/2020 to 12/29/2020 and from 2/2/2021 to 5/7/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 10/1/2019 to 10/31/2019, from 5/1/2020 to 5/31/2020 and from 1/1/2021 to 1/31/2021."
* Title policy missing (Lvl 3) "The final title policy at origination available in the loan file located at " xx" does not contain schedule B(exception from coverage). Hence, the values are updated in accordance with commitment found in the loan file. Updated title dated 05/18/2018 reflects no prior title issue associated with the property as the subject mortgage is at first lien position."	* Missing Required State Disclosures (Lvl 2) "The property is located in MI state, the following required state disclosures are missing from the loan files.
1. Lead-Based Paint Disclosure.
2. Mortgage Loan Application Disclosure.
3. Carbon Monoxide Alarms.
4. MA Smoke Detector Certificate.
5. Notice of the Specific Reason for Denial of Credit.
6. Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Missing Appraisal (Lvl 2)     "An appraisal report at the time of origination is missing from the loan files; However, the values are updated as per 1008."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Application Missing (Lvl 2)     "Final 1003 available in the loan file,which is located at "XXXX" does not contain correct loan amount and interest rate. Hence, the values are updated as per transmittal available in the loan file."
* Settlement date is different from note date (Lvl 2)     "As per note and ROR, the closing/transaction date is xx; However, final HUD-1 reflects the settlement date as xx, which is different than the note date."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46405052	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,014.13	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$394.35	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Dicsloures Origination Appraisal	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The payment history is available from 9/4/2017 to 3/29/2018, we need latest 12 months history for review, the history is missing from 4/1/2017 to 9/1/2017.

Updated Comment:-
Payment history is available from 5/3/2019 to 9/30/2019, from 11/1/2019 to 2/28/2020, from 4/2/2020 to 8/31/2020, from 10/1/2020 to 12/31/2020, from 2/1/2021 to 4/30/2021. As we require 24 months payment history, the payment history is missing from 10/1/2019 to 10/31/2019, from 3/1/2020 to 3/31/2020, from 9/1/2020 to 9/30/2020, from 1/1/2021 to 1/31/2021."	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $65,145.53  Comparison Data $66,324.88  Veriance is -$1,179.35
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $65,145.53  Comparison Data $66,324.88  Veriance is -$1,179.35"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease result is Moderate because this loan failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test"
* Active State Tax Lien Judgement. (Lvl 2)     "There is one State Tax lien against xx in the amount of $483.67 in favor of Florida Department of Revenue Reemployment of Revenue, recorded on 4/22/2013."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."		A	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74482102	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,182.07	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,230.27	8.500%	360	360	xx	xx	$26,636.17	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	45.416%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2011	$213,284.57	Not Applicable	3.000%	$1,158.42	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Missing POC	xx	4: Unacceptable	* POC Deadline is coming soon (Lvl 4) "The borrower had filed bankruptcy under the xx and the plan was confirmed on 07/01/2014. The 341 meeting to be held on 1/14/2014 which was not scheduled and according to history document, the 341 meeting was not held on 4/17/2014. 4/14/2014. However, the as per the PACER: search for deadlines, the deadline was set for xx. However, the POC for subject creditor has not been filed yet."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
																																																																																																								Lead-Based Paint Disclosure, arborn Monoxide Alarms, MA Smoke Detector Certificate, Demonstration and Documentation of Compliance with Borrowers Interest Requirement are missing from loan files."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71681159	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$637.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$733.07	7.990%	360	360	xx	xx	$4,155.16	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$77,478.33	$820.90	7.990%	$592.90	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Affiliated Business Disclosure Modification Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $733.07 & interest rate 7.990% with the maturity date 1/1/2036. As per the review of updated payment history, the current P&I is $592.90. The current rate is unable to determine. Hence, there is difference in P&I with respect to note data which seems that there would be a possibility of modification. As per the comment dated 11/4/2019, the trial Mod was completed by the borrower and the comment dated 2/11/2020 shows the modification was done with the effective date on 2/XX/2020. However, the copy of executed Mod is missing from the loan file."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. The latest assignment is with xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in GA State. The following state disclosures are missing in the loan files.
Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69848272	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$484.14	04/15/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$811.83	9.882%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.713%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/02/2009	$98,871.30	Not Applicable	4.000%	$483.45	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is XXXX There is no information found regarding the cram down in the bankruptcy case."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in state of GA. The following state disclosures are missing in the loan file.
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
2. Disclosure of Additional Fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete. The latest assignment of mortgage is with xx."
* The property has unrepaired damages (Lvl 2)     "The collection comment dated 4/7/2021, states that the subject property had damage. However the details regarding the nature of damage and amount of damage, repair status are not available."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32825506	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$536.40	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$824.93	9.875%	360	360	xx	xx	$2,202.46	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2011	$95,888.67	Not Applicable	7.500%	$689.79	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VA state. The following state disclosure are missing in the loan files.
VA Application Disclosure,Choice of Settlement Agent Disclosure,Disclosure of Charges For Appraisal or Valuation,Copy of Appraisal or Statement of Appraised Value,Affiliated Business Disclosure."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment hasn’t been completed. The latest assignment is from xx		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40907029	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,050.60	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$909.35	9.900%	360	360	xx	xx	$15,037.30	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2011	$101,005.68	Not Applicable	7.264%	$725.12	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of SC. The following state disclosures are missing in the loan file.
1. Agent Preference Disclosure.
2. Casualty Insurance Disclosure."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing in the loan file."		D	D	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45625328	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,717.93	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,382.47	8.041%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2012	$176,601.92	Not Applicable	5.250%	$1,046.64	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Affiliated Business Disclosure
Right of Rescission
Credit Application
Final Truth in Lending Discl.
Origination Appraisal
Missing Required State Disclosures
HUD-1 Closing Statement	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file and there is no estimated HUD-1 or itemization to update point and fees."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
* Application Missing (Lvl 2)     "Final 1003 (Application) is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in  WA state, following required state disclosure missing from loan file.

1. Choice of Insurance Notice.
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78400598	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,989.79	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$669.25	5.500%	180	180	xx	xx	Not Applicable	VA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	40.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/30/2015	$40,232.30	Not Applicable	3.750%	$186.32	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The comment history is available from 6/3/2019 to 10/24/2019, from 1/23/2020 to 6/25/2020, from 9/25/2020 to 11/27/2020 and from 1/29/2021 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 11/1/2019 to 12/31/2019, from 7/1/2020 to 8/31/2020 and from 12/1/2020 to 12/31/2020."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $40,666.10. The disclosed finance charge of $40,484.59 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $40,666.10. The disclosed finance charge of $40,484.59 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure is missing from the loan file, Signed Closed-end Credit Agreement Notice."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "As per note, the loan type is VA, the insurance certificate is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $40,484.59 $40,666.10 -$181.51.
TILA Foreclosure Rescission Finance Charge Test: FAIL $40,484.59 $40,666.10 -$181.51
Late Fees Test: FAIL 4.000% 3.717% +0.283%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95730193	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$143.39	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$856.00	7.750%	180	180	xx	xx	$6,736.06	Conventional	ARM	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Loan Program Info Disclosure Credit Application Final Truth in Lending Discl. Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Updated Comment:
As per the comments dated 7/20/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."
* Matured Loan (Lvl 4) "The loan was originated with 4/XX/2005 as commencement date with a maturity date 4/XX/2020. The loan is still active with a UPB of $46,302.49. No modification or extension agreement was found in the loan file stating the loan has been extended. The borrower had filed bankruptcy under xx. The Plan was confirmed on 10/XX/2017. No further details have been found."	* Amount of title insurance is less than mortgage amount (Lvl 3) "As per the title policy, the amount of Insurance is xx which is less than the loan amount of xx."
* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated xx was found at location " xx" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer Disclosure Document is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* Application Missing (Lvl 2)     "Final Application along with underwriting transmittal is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result:FAIL; Loan Data: 0.000%;  Comparison Data:5.184%;Variance: -5.184%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.184%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92454355	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$468.75	7.350%	240	240	xx	xx	$10,864.81	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Evidence Credit Application Missing Required State Disclosures Origination Appraisal Affiliated Business Disclosure	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Lender's final title policy / TPOL is missing from the loan file; and there are no title commitment or preliminary policy available in the entire loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 7/7/2017 till 3/27/2018; however, we require latest 24 months comments history. Missing servicing comments from 4/1/2016 to 7/6/2017."	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from loan file."
* Application Missing (Lvl 2)     "Final application is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in LA state, however required state disclosure missing from loan file.
1.Financial Institution Choice of Insurance Disclosure.
2.Anti-Tying Disclosure.
3.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans."
* Property is Manufactured Housing (Lvl 2)     "The appraisal report at the time of origination is missing from the loan file. Tape shows property type as single family. As per exterior inspection BPO report dated 7/10/2017 shows property type as Manufactured home in good condition with an As Is Value of $85k. However, BPO photos reflect the Manufactured Home has skirting around the bottom and a front porch is also built on.
Final title policy is missing to confirm the presence of ALTA 7 endorsement with the same. Also, VIN# is not present on legal description of the mortgage document.
Latest tax report available in updated title shows separated assessment for subject property as 2.00 units as residential land and 1.00 units as Mobile Home- R. However, there is an Act of Immobilization (Affixture affidavit) document provided with updated title report on pg#15 with instrument# xx3 stating described manufactured home will remain permanently attached to track of land and said manufactured home is immovable and that the said manufactured home is subject to all Louisiana laws concerning immovable property."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR provided in the file was not hand dated by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21899674	xx	xx	561-692	19007	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$10,217.94	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,669.27	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$1,419.59	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Credit Application Modification Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $1,669.27 with the rate of interest 4.75000 % and a maturity date of 8/XX/2035 . The P&I as per payment history tape data is the $1,419.59 and PITI is $2,385.45 and unable to determine the rate of interest. However, there is an increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Comment history is incomplete (Lvl 3) "Servicing comments is available from 11/2/2017 to 03/27/2018; however, we require latest 24 months of servicing comments. Servicing comment is missing from 4/01/2016 to 10/31/2017."
* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $4,849.00 as unsecured portion out of claim amount $319,849.00. The value of collateral that support the claim is xx. Did not see comments indicating a cram down.”"	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in Illinois state. The below Required State disclosures are missing from the given loan file:
1]IL Collateral Protection Insurance Notice.
2]Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Application Missing (Lvl 2)     "Final application along with 1008 is missing from the loan file."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrowers."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 05/08/2018, there is a State tax lien open against the borrower xx in the favor of xx, in the amount of $1,803.29,which was recorded on xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm the operative index value from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct. disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing form the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48025979	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,734.61	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,159.48	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2012	$156,580.59	Not Applicable	5.750%	$1,080.46	xx	Change of Terms	xx	xx	xx	xx	Right of Rescission
Notice of Servicing Transfer
Origination Appraisal
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Missing Required State Disclosures
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to:- 1) TILA APR Test. Loan data:- 0.00% Comparison data:-7.519% Variance:-7.159%"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Settlement date is different from note date (Lvl 2)     "HUD date is xx"
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete as currently the subject mortgage is with "xx". However, the current assignee is “xx”"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The complianceEase risk indicator is moderate due to:- 1) TILA APR Test."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Application Missing (Lvl 2)     "Final application at the time of origination."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL at the time of origination is missing from loan file."
* Property Damge (Lvl 2)     "According to the collection comment dared 12/11/2017 the property has roof damage. The collection comment unable to determine the amount of damage. Also, there is no comment available regarding the repair for the same."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in UTAH state and in this UT state 4 state disclosures are required and all they are missing from loan file as follows. 1) Fee Disclosure. 2) Loan Application Notice. 3) Servicer Disclosure. 4) Disclosure of Debtor’s Waiver of Class Action."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57927985	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,463.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,846.28	7.625%	360	360	xx	xx	$28,919.45	Conventional	Fixed	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/12/2015	$222,261.18	Not Applicable	3.813%	$1,189.27	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure
Credit Application
Missing Required State Disclosures
Origination Appraisal
Final Truth in Lending Discl.
Affiliated Business Disclosure
Notice of Servicing Transfer
Right of Rescission	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Application Missing (Lvl 2)     "Final  application along with transmittal is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at CO state.
Following required state disclosure is missing from the loan file. :-
1) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete. Currently the assignment is with xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service Transfer Disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. :-
Final TIL is missing from the loan file. Hence, APR is taken as 0.00% which is less than 7.854%
The loan data is 0.00% which is comparison with 7.854% and variance is -7.854%.
The annual percentage rate (APR) is 7.854%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26610162	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	No	First	$0.00	$448.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$482.07	10.500%	360	360	xx	xx	$1,311.17	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Missing POC	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per death certificate located at “xx” the borrower xx died on xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     "As per voluntary petition dated xx the amount of claim is $70,000.00 value of collateral xx and amount of unsecured portion is $26,015.00."
* Describe the BK payment plan (Lvl 3)     "Subject property ownership transferred to xx. New owner filed BK under case # xx on xx by listing the subject property as fully owned with current market value as xx. Portion of principal claim is secured within the provided collateral value and  BK history does have the proper chapter 13 plan listed. BK is still active as of review date."
* POC Deadline is coming soon (Lvl 3) "POC filing by subject creditor has wrong security instrument copy attachment - Subject mortgage was originated on xx and recorded on xx under document# xx), with loan amount as xx, New owner ‘ xx’ filed BK under case# xx, but POC filed by subject credit/servicer ‘xx’ on xx has wrong security instrument copy attached with it (wrong copy details are: loan amount xx, originated on xx, recorded on xx under document# xx], originated on the property of ‘xx’ not subject property)."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "As per seller tape data, the UPB was $46536.97. however, the current UPB is $33,920.02.

Updated Comment: As per seller tape data, the borrower is current with the loan."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is "Moderate".
1. This loan failed the TILA finance charge test.
2. TILA APR test.
3. GSE failed."
* Missing Required State Disclosures (Lvl 2)     "Disclosure of Additional Fees is missing from loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is not complete as the subject mortgage is currently with “xx., As xx”. The current assignee should be “xx”"
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per Affidavit in Support of Title dated 2/9/2017 and recorded on 2/21/2017 the subject property was transferred from xx toxx. The borrower  xx died on xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed.

This loan failed the TILA finance charge test. The finance charge is $124,802.81. The disclosed finance charge of $124,278.31 is not considered accurate because it is understated by more than $100.
																																																																																																								His loan failed the TILA APR test. The annual percentage rate (APR) is 11.395%. The disclosed APR of 11.259% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54445014	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,271.53	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,925.79	5.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	29.048%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/23/2006	$257,344.78	Not Applicable	5.750%	$1,925.79	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Loan Program Info Disclosure Document Showing a Index Numerical Value	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of the Bankruptcy voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral is xx and the value the of collateral that supports this claim is xx leaving an unsecured portion for $106,604."
* Comment history is incomplete (Lvl 3) "Missing 22 months of Servicing Comments required to complete a full 24 month review. Servicing Comments provided from the current servicer are available from 2/9/2018 untill 3/31/2018."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in FL state. The following required state disclosures are missing from the loan file:
1. Insurance Sales Disclosure.
2. Anti-Coercion Notice."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instructions are missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80293642	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$103.37	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$745.07	7.750%	360	360	xx	xx	$2,421.46	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/28/2010	$116,247.60	Not Applicable	2.000%	$429.67	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $73,563.00. There is no information found regarding cram down in the bankruptcy case."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete. There is a gap in assignment of mortgage between xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $169,343.00. The disclosed finance charge of $168,923.00 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $169,343.00. The disclosed finance charge of $168,923.00 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of MI. The following state disclosure is missing in the loan file.
1. Choice of Insurance Agent."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is incomplete. There is a gap in assignment of mortgage between xx."
* Missing Required Disclosures (Lvl 2)     "List of service disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance risk indicator shows moderate due to TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test failed."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23128039	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$1,269.09	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	$965.26	$1,320.13	5.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/04/2015	$223,565.66	Not Applicable	4.125%	$951.82	xx	Financial Hardship	xx	xx	xx	xx	Missing Required Disclosures	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in lower lien position as there are two HOA liens with xx in the total amount of XXXXThe subject property is located in CO state which is a super lien state. There is a possibility of FC by above non-mortgage liens."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "BK is still active. No evidence found in latest comments."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report, the subject mortgage was originated on 06/XX/2004 and recorded on 07/XX/2004. However, there are two HOA liens as follows:
1. HOA Lien (Transcript of Judgment) in the amount of XXXX with xx which was recorded on 05XX/2010.
2. HOA Lien (Notice of Lien) in the amount of XXXX with xx which was recorded on 03/XX/2017.
The state is Colorado which is a Super Lien State. There is a possibility of foreclosure by senior non-mortgage liens. The dues should be paid to avoid any foreclosure."	* Issue with the legal description or recorded instrument (Lvl 3) "The subject mortgage stating that the Parcel# xx is not matching with the Parcel#xx on the Tax Card(Tax documents) and the appraisal. The updated title report also states that there is a discrepancy in Parcel Number between Mortgages and Tax Card. However, the legal description matches."
* The property has unrepaired damages (Lvl 3)     "According to the collection comment dated 11/18/2020, the damage has been noted to the subject property. The subject property had roof damage. However the servicer had advised borrower to file insurance claim. No further details have been filed regarding amount of damage and filed insurance claim."
* Property Damage (Lvl 3)     "The BPO(Doc Loc: xx) dated xx states that there is an exterior roof damage which is in the amount of $10,000.00 and also states that the  subject has good curb appeal so does have the old wood shack on it that needs to be repaired or replaced. There is another property inspection report dated 02/06/2018 in the file located at "xx" doesn't reflect any damages or repairs. However, the provided image along with the property inspection report doesn't show any changes in the roof.
No further information is available whether the repairs have been done or not. However; this is an cosmetic damage on property."	* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."
* Foreclosure Delay or Contested (Lvl 2)     "The comment dated 02/18/2015 states that the contested was filed on 02/18/2015. The sale date was postponed as the foreclosure was contested; however, latest comment dated 02/09/2018 states that the file is not in contested now. No more information found regarding contested matter."
																																																																																																								* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2) "The comment dated 08/24/2016 states that the co-debtor surrendering their interest in the property. The comment 09/22/2016 states that the debtors have filed amended plan providing the surrender of the property. However, the latest bankruptcy was filed on 07/31/2017. The comment dated 08/30/2017 states the there is no property surrender. Also, updated title report dated 5/8/2018 shows the property is still vested in borrower’s name."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80353196	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$4,094.84	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,485.97	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "The comment history is available from 6/18/2019 to 6/24/2020, 8/11/2020 to 5/7/2021. However, we required the latest 24 months of comment history. The comment history is missing from 7/1/2020 to 7/31/2020."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3)     "BK is not active."
* Not all borrowers signed HUD (Lvl 3) "HUD1 is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Fees Test: FAIL Charged $310,450.37 Allowed $310,087.87 Over By +$100.00. Borrower to be refunded over charged fees $100.00 to cure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "Updated title report dated on 5/7/2018 states that there is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from "xx"
* Settlement date is different from note date (Lvl 2)     "The settlement date present on HUD1 is xx, which was different."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following state disclosures are missing in the loan files.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice"
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Fees Test: FAIL Charged $310,450.37 Allowed $310,087.87 Over By +$100.00. Borrower to be refunded over charged fees $100.00 to cure.This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $310,450.37. The disclosed finance charge of $310,087.87 is not considered accurate because it is understated by more than $100."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing in the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing in the loan files."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45238891	xx	xx	561-692	19053	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,238.17	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$795.62	5.875%	360	360	xx	xx	$14,700.64	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is moderate due to
Prohibited Fees First Lien Test:"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan is failed to
1) Prohibited Fees First Lien Test:
Loan data is $672.50 Compassion data is 0.00 and variance is 672.50"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in Missouri state and in this state 2 disclosures are required and all they are missing from loan file as follows.
1) MO Collateral Protection Act Notice
																																																																																																								2) Borrower's Choice of Insurer orAgen"		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92084317	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,454.48	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,367.38	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/08/2013	$350,733.62	Not Applicable	4.000%	$1,465.85	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The following state disclosures are missing in the loan files.
Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer Recommendation Disclosure, Anti-Tying Disclosure, Privacy Notice
Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Form is missing in the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing in the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report is missing in the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21480669	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,774.00	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,606.81	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2011	$410,558.91	Not Applicable	2.000%	$1,244.97	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "Updated Comment:
The comment history is available from 6/24/2019 to 7/31/2019, from 9/12/2019 to 9/18/2019, from 11/4/2019 to 6/24/2020 and from 8/12/2020 to 5/10/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 8/1/2019 to 8/31/2019, from 10/1/2019 to 10/31/2019 and from 7/1/2020 to 7/31/2020."
* The property has unrepaired damages (Lvl 3)     "Updated Comment:
As per the comments dated 5/7/2021, the subject property has damaged. However, the nature of damage and loss date is unable to determine. The same date comments reflect that, the loss draft funds have been received in the amount of $6,570.85. However, no further details have been found regarding completion of repairs."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance fails for TILA Finance Charge Test as Loan data is $527,501.43, Comparison data is $528,482.57 and Variance is -$981.14."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $528,482.57. The disclosed finance charge of $527,501.43 is not considered accurate because it is understand by more than $100.00."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer Document is missing from the loan file."
* Zip code given on note conflicts with the code present in Scienna (Lvl 2)     "xx"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Property Damage (Lvl 2)     "As per the comment dated 02/23/2017 states about the claim regarding the repairs. The comment dated 12/10/2015 states that the repairs affidavit amount changed from blank to $2,834.29. There is no information regarding the type of repairs  and repairs done or not. The inspection report dated 02/04/2018 states that there are no damages found and the property is in good condition."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,570.85	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18712622	xx	xx	561-692	19070	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,160.43	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$482.46	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/08/2014	$78,280.54	$14,110.54	4.500%	$288.48	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure	xx	4: Unacceptable	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report dated 05/09/2018 shows that there is a break in chain of assignment from xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90311229	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	xx	$0.00	$4,682.89	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,915.72	7.500%	360	360	xx	xx	$27,204.02	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2015	$448,546.58	$49,496.58	4.125%	$1,698.94	xx	Financial Hardship	xx	xx	xx	xx	Missing Dicsloures	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 05/11/2018, the subject mortgage is currently in lower lien position as there are 9 active HOA liens found in the total amount of $7,404.00 in favor of xx. The subject property is located in MD state which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. It can be cured if this unpaid lien is paid off."
* Title Review shows major title concern (Lvl 4) "As per Updated title report, there are 9 active HOA liens found in the total amount of $7,404.00 in favor of xx."	* Property Damage (Lvl 3) "As per collection comment dated 06/20/2014, the subject property had water damage. The claim was filed by the borrower on 06/24/2014 in the amount of $9249.35. The check of claim was issued by the xx on 06/20/2014. Details regarding the completion of repairs are not available.
The property inspection report (Doc Loc: xx) datedxx does not show any damages and repairs on the subject property."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $68,509.00."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $637,121.66. The disclosed finance charge of $636,371.06 is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $637,121.66. The disclosed finance charge of $636,371.06 is not considered accurate because it is understated by more than $100."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for TILA foreclosure rescission finance charge test & TILA finance charge test."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete as there is a break in assignment from xx to xx. The current assignment is with xx"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
																																																																																																								* The property has unrepaired damages (Lvl 2) "As per collection comment dated 9/13/2019, property has roof damage. No evidence of repair was found."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69222038	xx	xx	561-692	19081	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$291.73	$660.96	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$643.59	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $30,896.70."
* Comment history is incomplete (Lvl 3)     "The collection comments are available from 04/05/2019 to 04/30/2019, 06/20/2019 to 09/30/2019, 11/12/2019 to 4/27/2021. However, we require 24 months of the collection comments. The comments are missing from 05/01/2019 to 05/31/2019, 10/01/2019 to 10/31/2019."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."	* Foreclosure Delay or Contested (Lvl 2) "As per collection comment dated 02/14/2017, the contested matter was identified. As per collection comment dated 03/27/2017, the pending contested process was open however, comment dated 02/19/2018 states that the file is not in contest. Comments regarding the contested resolved are not available."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per updated title report dated 05/7/2018, Ist installment of 2017 county taxes of xx is delinquent in the amount of $291.73."
* Required Documentation Missing or Incomplete  (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file however, information taken from initial 1003."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93140391	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$16,805.49	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,173.71	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2014	$215,460.89	Not Applicable	4.750%	$1,003.53	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 6/22/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."	* Comment history is incomplete (Lvl 3) "The comment history is available from 6/7/2019 to 2/28/2020, from 4/10/2020 to 5/5/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 3/1/2020 to 3/31/2020."	* Foreclosure Delay or Contested (Lvl 2) "As per collection comment dated 03/5/2018, the contested matter was identified and the answer also has been filed with affirmative defenses. No further information is available whether the contested have been resolved or not"
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46997378	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,028.89	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$965.20	5.875%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2015	$57,293.57	Not Applicable	5.750%	$305.31	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Level 4 - BK is still active. No evidence found in latest comments."	* Title shows an assignment chain break (Lvl 2) "According to the updated title report dated 5/9/2018, the chain of assignment has been completed. The last assignment was done from xx.
However, there is break between xx."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State. The following required state disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
																																																																																																								13.Insurance Solicitation/Post Commitment Requirement"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8836234	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,846.89	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.66	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$296,132.39	Not Applicable	2.000%	$540.37	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $72,554.00"
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower however, the same considered to run the compliance report."	* Property Damage (Lvl 2) "As per collection comment dated 10/4/2014, borrower is behind in making payments because borrower has to repair the bathroom and the reason for default has been resolved. The subject property had damages in the amount of $1832.96. Details regarding the completion of repairs are not available.
The property inspection report (XXXX) dated 02/22/2018 does not show any damages and repairs on the subject property"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for TILA APR test and TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.494%. The disclosed APR of 8.290% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

																																																																																																								This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $421,070.84. The disclosed finance charge of $417,431.18 is not considered accurate because it is understated by more than $100."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67820916	xx	xx	561-692	19087	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,826.12	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,203.25	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/19/2016	$166,198.69	Not Applicable	4.000%	$694.61	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Comment history is available from 6/17/2019 to 5/27/2020, from 7/1/2020 to 5/6/2021. As we require 24 months comment history for review, the comment history is missing from 6/1/2020 to 6/30/2020."
* Deceased Borrower(s) (Lvl 3)     "Collection comment dated 04/09/2018 states, the borrower (xx) was passed away on xx. It further state title vested is in the name of xx will be the owner of the property. No probate of the estate of xx will be necessary. Death cert is not found in loan file.
Updated title report as of 05/08/2018 shows current owner xx."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Missing Required Disclosures (Lvl 2) "Initial escrow accounting disclosure and list of service provider list are missing from the loan file."		D	D	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33611726	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,480.83	04/09/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$933.99	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/14/2010	$140,880.19	Not Applicable	6.750%	$1,017.47	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl.
Missing Required Disclosures
Affiliated Business Disclosure
Title Evidence
Origination Appraisal
Missing Required State Disclosures
HUD-1 Closing Statement
Credit Application
Right of Rescission	xx	3: Curable	* Missing Title evidence (Lvl 4) "Lender's final title policy / TPOL is missing from the loan file; and there are no title commitment or preliminary policy available in the entire loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 is missing along with Estimated HUD-1 and Itemization documents from the given loan files."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/15/2019 to 11/15/2019, from 1/9/2020 to 4/9/2021. As we require 24 months payment history, the payment history is missing from 12/1/2019 to 12/31/2019."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the given loan files."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing in the given loan files."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing in the given loan files."
* Missing Required State Disclosures (Lvl 2)     "1.The Subject property is located in North Carolina (NC) state. The below Required State disclosures are missing in the given loan files. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Application Missing (Lvl 2)     "The Final 1003, is missing in the loan file, However, the values are updated from the Note document."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the given loan files."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86839675	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$583.52	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$332.49	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2016	$50,838.82	Not Applicable	6.250%	$288.63	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Origination Appraisal Right of Rescission Affiliated Business Disclosure	xx	4: Unacceptable	* Foreclosure Delay or Contested (Lvl 3) "As per servicing comments, the contested process was opened on 9/6/2017. No evidence has been found in the collection comment which states that the contested matter has been resolved or not."	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in Indiana (IN) state. The below Required State disclosures are missing from the given loan files;

1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation Test:
This loan failed the Indiana license validation test.

Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the given loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing from the given loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for Indiana license validation test"	* Property Damage (Lvl 1) "Servicing comment dated 06/07/2014 shows reason for default as major home repairs done on the property. There is no comment stating nature of damage and amount of repairs done; however, as per Property Inspection Report on 02/06/2018 located at "XXXX" no damage was found to the property and property is in good condition. The subject property is occupied by the unknown party."	A	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49513994	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,658.37	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$933.09	7.000%	360	360	xx	xx	$3,156.65	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/04/2016	$123,832.69	Not Applicable	7.000%	$769.54	xx	Financial Hardship	xx	xx	xx	xx	Title Evidence	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."
																																																																																																						* Missing Title evidence (Lvl 4) "Lender's final title policy / TPOL is missing from the loan file; and there are no title commitment or preliminary policy available in the entire loan file."		* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63590206	xx	xx	561-692	19102	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,546.33	Unavailable	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,808.30	9.540%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	62.487%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/03/2012	$230,745.19	Not Applicable	4.625%	$1,055.96	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/7/2019 to 9/18/2019, from 11/4/2019 to 4/7/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 10/1/2019 to 10/31/2019."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary Petition shows the amount of $9000 as an unsecured portion out of the amount of claim $224,000. No comments reflecting a cram down has been found."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $398,896.00 $437,638.42 -$38,742.42
The finance charge is $437,638.42. The disclosed finance charge of $398,896.00 is not considered accurate because it is understated by more than $100.
This loan failed the TILA APR test.
TILA APR Test: FAIL 9.366% 9.589% -0.223%
The annual percentage rate (APR) is 9.589%. The disclosed APR of 9.366% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing in the loan file.
Amortization Schedule Disclosure, Credit Property Insurance Disclosure, Fee Agreement, Priority of Security Instrument Disclosure and Attorney Selection Disclosure."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
																																																																																																								This loan failed the TILA APR test."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1202629	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$679.83	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$428.72	6.250%	180	180	xx	xx	$25,107.22	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "GSE (xx public guidelines) Predatory Lending Guidance:Result:FAIL
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.
GSE (xx public guidelines) Points and Fees TestResult:: FAIL;Loan Data: $3,014.00; Comparison Data: $2,500.00;Variance:+$514.00.
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing in the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "According to updated title report dated 5/7/2018, the chain of assignment has not been completed. The last assignment is missing from xx"		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81129067	xx	xx	561-692	19113	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,648.90	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$910.85	6.375%	360	360	xx	xx	$39,439.36	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Missing Required Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "BK is not active."
* Issue with the legal description or recorded instrument (Lvl 3) "The legal under deed is inconsistent with legal mention on mortgage. The legal description mentioned in the subject mortgage "xx" does not match with legal description "xx" mentioned in the Warranty Deed."	* Missing Required State Disclosures (Lvl 2) "The following state disclosures are missing from the loan file:
1. Leas-Based Paint Disclosure.
2. Carbon Monoxide Alarms."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22194127	xx	xx	561-692	19116	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$329.62	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$607.79	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/10/2015	$104,211.20	$12,211.20	4.250%	$398.93	xx	Lower Interest Rate	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $14,601.00. There is no information regarding cram down in the bankruptcy case."	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA Finance Charge Test failed."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Alabama. The following state disclosure is missing in the loan file.
1. Choice of Insurer."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
																																																																																																								The finance charge is $138,053.67. The disclosed finance charge of $136,709.47 is not considered accurate because it is understated by more than $100."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82562105	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$15,676.31	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,781.97	5.250%	360	360	xx	xx	$80,473.28	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2012	$340,199.24	$25,932.79	5.250%	$1,697.15	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Dicsloures Notice of Servicing Transfer Affiliated Business Disclosure Right of Rescission Final Truth in Lending Discl.	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 6/24/2020, the servicer or client advised that they received a letter from indicating that the borrower had lost his income due to Covid-19. No further details have been found."
* Title Review shows major title concern (Lvl 4)     "According to the updated title report dated 5/9/2018, there is a water sewer lien against the subject property in the favor of xx, in the amount of XXXX which was recorded on 12/XX/2016. If this lien is not paid off the subject property may get foreclosed. It can be cured by paying off the above said lien."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 5/9/2018, the subject mortgage is on second lien position as there is a water sewer lien against the subject property in the favor of xx, in the amount of XXXX which was recorded on 12/xx/2016."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 5.277%, Variance: -5.277%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct. disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed; however, no assignments has been found in the updated title report."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67766528	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,314.01	Unavailable	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$989.26	6.000%	360	360	xx	xx	$15,410.85	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Missing Dicsloures	xx	4: Unacceptable	* Property Damage (Lvl 4) "Collection comment dated 2/7/2018 states that the subject property was vacant and the property had loss due to wind damage on 7/14/2017 and insurance company is xx estimated loss amount as $10,266.48, insurance claim is in process and further details on repair and check approval are unknown from collection comments."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Louisiana state. Following state disclosure are missing from the loan file, which are required in LA state.
1) Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2) Anti-Tying Disclosure
3) Financial Institution Choice of Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is $196,117.65, comparison data is $196,603.65 and variance is $486.00.
The finance charge is $196,603.65. The disclosed finance charge of $196,117.65 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.Loan data is $196,117.65, comparison data is $196,603.65 and variance is $486.00.
The finance charge is $196,603.65. The disclosed finance charge of $196,117.65 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. Loan data is $196,117.65, comparison data is $196,603.65 and variance is $486.00.
																																																																																																								This loan failed the TILA foreclosure rescission finance charge test.Loan data is $196,117.65, comparison data is $196,603.65 and variance is $486.00."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69416419	xx	xx	xx	561-692	62082765	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$10,481.22	05/21/2021	xx	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,921.52	6.375%	360	360	xx	xx	$49,319.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,939.51	xx	Unavailable	xx	xx	xx	xx	Initial Escrow Acct Disclosure Affiliated Business Disclosure Missing Required State Disclosures Modification	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 06/18/2018, the subject mortgage is in lower lien position as there are two certificates of sale for the unpaid municipal tax against the subject property. The first certificate of sale xx reflects that the taxes for the year 2013 were sold to xx for the amount of $383.93 and the second certificate of sale( xx) reflects that the taxes for the year 2015 were sold to xx. The subject property is located in the NJ, which is a super lien state."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report dated 06/18/2018, there are two certificates of sale for the unpaid municipal tax against the subject property.  The first certificate of sale (xx) reflects that the taxes for the year 2013 were sold to xx and the second certificate of sale( xx) reflects that the taxes 2015 were sold to xx on 06/25/2015 for the amount of $498.69. The subject property is located in the NJ, which is a super lien state. There is a risk of property getting foreclosed due to unpaid taxes. This can be cured by the redemption of tax certificates."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "The loan modification document is missing from the loan file.
As per the comment dated 6/25/2019, the borrower was approved for the 6 months of TPP which was started from 8/1/2019 to 1/1/2020 with the trial payment of $3,087.17 and the down payment was $5,000.00. The borrower made all TPP and the borrower was qualified for the loan modification and the first payment was started on 2/1/2020."	* Payment History is not Complete (Lvl 3) "The payment history is available from 04/04/2016 to 10/10/2017. However, we require the latest 12 months of payment history. The payment history is missing from 11/01/2017 to 04/30/2018."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of the voluntary petition filed on xx shows that the amount of claim without deducting the value of collateral is xx and the unsecured amount is $5000. Did not see any comment indicating the cram down."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* State Tax Judgment (Lvl 2)     "As per the updated title report, there are three state tax liens against the borrowers xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "There is a break in assignment from xx”."
* TIL not hand dated (Lvl 2)     "Final TIL id not hand dated by the borrower."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in NJ state. The following required state disclosures are missing from the loan file.
1. NJ Attorney Disclosure.
2. Unacceptability of Insurance Notice.
3. Attorney Disclosure II.
4. Tax Bill Information.
5. Private Well Testing.
6. Choice of Insurer Disclosure.
																																																																																																								7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "The loan has been modified on 2/1/2020. Hence, as per the latest PH the current UPB is $456,577.93 which is greater than UPB per tape data $289,591.26."	B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6924338	xx	xx	xx	561-692	68944107	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,619.28	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$2,500.13	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	$144,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/12/2010	$422,844.81	Not Applicable	2.000%	$1,280.48	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/30/2020, the reason for default is business closed due to covid-19. As per the comment dated 5/1/2020, the borrower has been impacted by covid-19."
* The property has unrepaired damages (Lvl 4) "According to comment dated 1/19/2021, the subject property had damages due to water claim on 12/23/2020. The property needed repairs in the amount of $10,409.71. As per the comment dated 1/22/2021, the loss draft check has been received in the amount of $10,409.71 on 1/4/2021 with the xx. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/7/2019 to 6/29/2019 and 9/13/2019 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2019 to 5/31/2019 and 7/1/2019 to 8/30/2019." * Not all borrowers signed HUD (Lvl 3) "Final HUD-1 not signed by the borrower."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing disclosure is missing from the loan file."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the required state disclosure missing from the loan file;
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Earthquake Disclosure forCondominiums
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
Anti-Tying Disclosure
Privacy Notice
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Fair Debt Collection Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Original note shows that the loan was originated onxx however, the final HUD shows settlement date as xx."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,409.71	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48788646	xx	xx	xx	561-692	68895557	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$11,347.52	05/10/2021	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,773.75	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$461,642.13	Unavailable	Unavailable	$2,773.75	xx	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Title Policy HUD-1 Closing Statement Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The modification document is missing from the loan file.
As per the review of the servicing comments, the borrower successfully completed all TPP. Also, the payment history shows the loan was modified on 8/1/2020 with the modified P&I $2,773.75 with the modified UPB $461,642.13."	* Foreclosure Delay or Contested (Lvl 3) "The contested/ litigated matter was identified and completed on 3/22/2017. Client received contested/litigated matter on 3/27/2017. User has created the process level issue due to contested/litigation status. No further comment found regarding the contested/litigated matter was resolved or not."
* Title policy missing (Lvl 3)     "Final title policy is missing from the loan file; however commitment is available at "xx"."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file; however the itemization is consider to run the compliance which is available at "xx"."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "According to the updated title report dated 6/28/2018 the subject mortgage was recorded on xx"
* Missing Required State Disclosures (Lvl 2)     "Property is located in NY State and the required state disclosures are missing from the loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Pre application
6. New York Real Property Escrow Account Disclosure
7. Commitment Disclosure
8. Expiration of Lock-in or Commitment Period"
* Loan has been determined to have an unsecured debt (Lvl 2)     "Scheduled D of voluntary petition filed on 12/22/2017 shows the amount of claim do not deducting the value of collateral is $515,420.00; however the value of collateral is $329,968.00. The unsecured portion is $185,452.00."
																																																																																																								* Deceased Borrower(s) (Lvl 2) "The subject borrower "xx" was deceased on xx. The death certificate of deceased borrower is available in the loan file at "xx"."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to a review of the payment history as of 4/19/2021, the borrower is current with the loan and the next due date for the regular payment is 5/1/2021. The last payment was received on 4/8/2021 total in the amount of PITI for the amount of $3,198.42 which includes P&I $2,773.75, which was applied for the due date of 4/1/2021. The UPB reflected in the latest payment history is in the amount of $461,642.13."	B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74420590	xx	xx	xx	561-692	68888924	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,783.73	04/19/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,339.51	6.375%	360	360	xx	xx	$133,419.95	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,508.21	Unavailable	Unavailable	xx	xx	xx	xx	Modification Missing Required State Disclosures Initial Escrow Acct Disclosure Title Policy	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 2/13/2006 with fixed interest at the rate of 6.375% and P&I in the amount of $2,339.51. However latest payment history shows current P&I in the amount of $1,508.21 This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Litigation (Lvl 3) "According to the servicing comments, the foreclosure was initiated and the complaint was filed on 12/1/2014 with the case# XXXX. The service was completed on 12/XX/2014. The comment dated 10/XX/2015, the file is contested. The comment dated 7/XX/2016, the litigation action has been completed. The process has been placed on client managed litigation hold. However, the reason and comment for litigation resolved has not been found. The foreclosure has been put on hold due to the borrower had filed bankruptcy under chapter 13 with the case#xx."
* Comment history is incomplete (Lvl 3)     "Updated Comment:
The comment history is available for 9/17/2019, for 12/2/2019, for 3/17/2020 and from 12/16/2020 to 5/10/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 6/1/2019 to 8/31/2019, from 10/XX/2019 to 11/30/2019, from 1/XX/2020 to 2/XX/2020 and from 4/1/2020 to 11/30/2020.

Updated Comment:
The comment history is available for 9/17/2019, for 12/2/2019, for 3/17/2020 and from 12/16/2020 to 4/30/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 5/1/2019 to 8/31/2019, from 10/1/2019 to 11/30/2019, from 1/1/2020 to 2/29/2020 and from 4/1/2020 to 11/30/2020."
* Foreclosure Delay or Contested (Lvl 3)     "According to the servicing comments, the foreclosure was initiated and the complaint was filed on xx with the case# xx. The comment dated 10/XX/2015, the file is contested. The further details are not available. There are no further comments indicating that, the contested matter has been resolved."
* Payment History is not Complete (Lvl 3)     "The payment history is available from 3/1/2006 to 1/12/2016. However, we required latest 12 months payment history. The payment history is missing from 6/1/2017 to 5/31/2018."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $100,526.89 as unsecured portion out of claim amount $433,212.00. The value of collateral for the claim is in the amount of xx."
* Title policy missing (Lvl 3)     "Final Title policy is missing from the loan file. However, the values are updated as per commitment located at "xx"."
* Payment history is incomplete/ missing (Lvl 3)     "Updated Comment:
The payment history is available from 1/25/2021 to 5/11/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/1/2019 to 12/31/2020.

Updated:

The payment history is available from 1/25/2021 to 4/30/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 5/1/2019 to 12/31/2020."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "According to the updated title report dated 6/21/2018, there is an active junior IRS lien against the borrower XXXX for the amount of XXXX in the favor of XXXX which was recorded on 3/XX/2015.
There are two junior IRS liens against the borrower xx GEN PTR a Partnership in the favor of Department of the Treasury-IRS for the total amount of $1818.53. The SSN# and name of the borrower does not match with the name and SSN# of primary borrower. However, the property address “xx” mentioned on the supportive document do matches with the subject property address."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $473,197.42. The disclosed finance charge of $472,652.92 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data is $472,652.92 Comparison Data is $473,197.42; hence, variance is -$544.50

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $473,197.42. The disclosed finance charge of $472,652.92 is not considered accurate for purposes of rescission because it is understated by more than $35.
																																																																																																								TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data is $472,652.92 Comparison Data is $473,197.42; hence, variance is -$544.50"	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of 5/11/2021, the borrower is current with the loan. The last payment was received on 5/11/2021 which was applied for the due date of 6/1/2021 and the next due date for payment is 7/1/2021."	B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68398162	xx	xx	xx	561-692	68911764	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,606.18	05/20/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,804.05	6.250%	360	360	xx	xx	$14,223.78	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$349,013.00	Not Applicable	6.000%	$2,020.00	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Modification Missing Required State Disclosures	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Modification document is missing from the loan file.
As per the reviewer of the servicing comment dated 12/16/2019. The borrower was approved for the 9 months of TPP which was started on 12/1/2019. The borrower made all 9 months of TPP. The borrower qualified for the modification which was started on 10/1/2020 for the next 400 months. The modified P&I is $2,020.00 with a fixed rate of interest of 6.00%. The new modified principal balance is $349,013.00."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.Notice of the Specific Reason for Denial of Credit
5.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement
6.MA Smoke Detector Certificate  (“xx”)"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $357,922.91. The disclosed finance charge of $357,785.91 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data $357,785.91, Comparison Data $357,922.91; hence, variance is -$137.00.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $357,922.91. The disclosed finance charge of $357,785.91 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $357,785.91, Comparison Data $357,922.91; hence, variance is -$137.00."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "According to the updated title report dated 6/30/2018, the chain of assignment has been completed. The last assignment was done from xx. to xx. However, there is a break in chain of assignment which was made between xx to xx"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36022502	xx	xx	xx	561-692	62399990	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,878.85	04/26/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,070.33	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$39,800.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2014	$338,906.59	Not Applicable	2.000%	$1,393.91	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Origination Appraisal Affiliated Business Disclosure Final Truth in Lending Discl. Credit Application Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the Schedule D of Voluntary Petition, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is in the amount of $9,207.60. No comments indicating a cramdown have been found."	* Settlement date is different from note date (Lvl 2) "Settlement date xx is different from Note date of xx"
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
Construction Lien Disclosure.
Mortgage Loan Servicing Disclosure.
Choice of Insurance Notice.
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure.
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.779%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file."
* Application Missing (Lvl 2)     "The final application is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21417394	xx	xx	xx	561-692	19208	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,558.98	05/04/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,401.90	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Yes	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2018	$294,933.03	Not Applicable	6.375%	$1,700.51	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures	xx	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 2) "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test:: Charged $100.00 Allowed $0.00 Over By +$100.00. Borrower to be refunded over charged fees $100.00 to cure.
This loan failed the prohibited fees test.
The loan failed the prohibited fees test due to one of the following findings:
FAIL
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §6.2.326(2))
The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code
§6.2.328)"
* Application Missing (Lvl 2)     "Final Application is missing in the loan file along with underwriter transmittal summary."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test:: Charged $100.00  Allowed $0.00 Over By +$100.00. Borrower to be refunded over charged fees $100.00 to cure.
Fees included as follows
Assignment Endorsement Fee $100.00"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The xx on Dixon had filed bankruptcy under Chapter 13 with thexx. The plan was confirmed on xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VA state.
Following state disclosure is missing in the loan file.
Disclosure of Charges For Appraisal or Valuation
																																																																																																								Affiliated Business Disclosure"		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72458340	xx	xx	xx	561-692	68691481	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,136.45	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,495.88	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Origination Appraisal Good Faith Estimate Missing Required State Disclosures Right of Rescission	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx however unsecured portion remained as $37,590.00. Collection comments does not show any cram down."
* Not all borrowers signed HUD (Lvl 3) "Final HUD is not signed by the borrowers."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $232,132.76. The disclosed finance charge of $231,135.46 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data is $231,135.46 Comparison Data $232,132.76; hence, variance is -$997.30.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $232,132.76. The disclosed finance charge of $231,135.46 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test: Loan Data is $231,135.46 Comparison Data $232,132.76; hence, variance is -$997.30."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The required state disclosure  missing from loan files are: Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Earthquake Disclosure forCondominiums, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
																																																																																																								This loan failed the TILA foreclosure rescission finance charge test."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78282097	xx	xx	xx	561-692	82251623	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,833.89	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,864.60	6.500%	360	360	xx	xx	$31,529.67	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2012	$293,502.22	Not Applicable	4.625%	$1,343.15	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Missing Required State Disclosures (Lvl 2) "The subject property is in WA state.
Following disclosure are missing from the loan file.
Choice of Insurance Notice
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Settlement date is different from note date (Lvl 2)     "The settlement date mentioned on HUD1 is xx, which is different from each other."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test:
 Charged $378,700.29  Allowed $378,777.72 Over By -$77.43. Borrower to be refunded over charged fees $77.43 to cure."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test:
 Charged $378,700.29  Allowed $378,777.72 Over By -$77.43. Borrower to be refunded over charged fees $77.43 to cure.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $378,777.72. The disclosed finance charge of $378,700.29 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59302377	xx	xx	xx	561-692	68551213	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,604.23	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,086.22	6.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2014	$282,261.43	Not Applicable	6.375%	$1,627.45	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment history dated 8/14/2020 shows that the borrower is on covid forbearance plan."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description mentioned on re-recorded mortgage and warranty Deed is not matching with the legal description mentioned on Final title policy. The re-recorded mortgage and warranty Deed reflects “xx” however; the final title policy reflects "xx”. Need replacement policy or an addendum to be added with policy to cure above xx error."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the Washington (WA) state.
The below disclosures are missing from the loan file.
1.Construction Lien Disclosure
2.Mortgage Loan Servicing Disclosure
3.Choice of Insurance Notice
4.Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
5.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49430206	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,704.17	04/29/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$705.85	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Level 4 - BK is still active. No evidence found in latest comments."
* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA and the loan was originated as FHA on 3/28/2008 with xx. No indication of any changes in loan type has been found in the loan file."	* Comment history is incomplete (Lvl 3) "The collection comments are available from 07/30/2019 to 06/03/2020, 08/13/2020, 10/09/2020 to 12/28/2020, 02/25/2021 to 05/11/2021. However, we require 24 months of the collection comments. The comments are missing from 06/01/2019 to 06/30/2019, 07/01/2020 to 07/31/2020, 09/01/2020 to 09/30/2020, 01/01/2021 to 01/31/2021."	* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in KY state, following disclosure are missing from the loan file.
1.Fair Housing Notice
2.Homeownership Protection Center Disclosures
3.Notice of Free Choice of Agent or Insurer"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96454837	xx	xx	xx	561-692	62017808	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,497.00	05/28/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,781.27	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2010	$284,695.95	Not Applicable	2.000%	$1,013.84	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Title Policy	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/1/2019 to 6/15/2019, 8/30/2019 to 7/13/2020 and 9/5/2020 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2019 to 5/31/2019, 7/1/2019 to 7/31/2019 and 8/1/2020 to 8/30/2020."
* Title policy missing (Lvl 3)     "Final Title policy is missing from the loan file. However, the values are updated as per commitment located at "xx"."
* Payment History is not Complete (Lvl 3) "The payment history is available from 5/6/2016 to 8/31/2017. However, we required latest 12 months payment history. The payment history is missing from 9/1/2017 to 5/31/2018."	* Missing Required State Disclosures (Lvl 2) "The property is located in the state of Tennessee. The following required State Disclosure is missing from the loan file.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
5.Insurance Solicitation/Post Commitment"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11808413	xx	xx	xx	561-692	19248	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,133.07	04/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,399.37	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/06/2012	$253,434.04	Not Applicable	4.625%	$1,159.79	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 1/4/2020, the borrower is on active Covid-19 forbearance plan, Hence the borrower income has been impacted by Covid-19."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48582931	xx	xx	xx	561-692	68491921	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,372.65	05/05/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,490.68	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2012	$240,317.43	Not Applicable	4.625%	$1,099.76	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Recent Foreclosure Sale - Need Update (Lvl 4) "Foreclosure was initiated in the loan and was referred to attorney on 01/22/2015. As per available document of foreclosure the complaint was filed on 02/XX/2015. As per latest servicing comment dated 05/31/2018, the foreclosure sale is scheduled for xx Foreclosure is coming soon in the month of July and we are not sure what will happen as we have collection comments up to 05/31/2018.
The borrower had filed bankruptcy under chapter 13 with xx. Later the plan was dismissed on 04/XX/2018.
As per payment history available up to 04/30/2018 the mortgage payments had been delinquent from the due date of 04/01/2014.
No further information is available in the loan file regarding FC proceedings. Subject is current."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in UT state. The following state disclosure are missing in the loan file.
1.Fee Disclosure
2.Loan Application Notice
3.Servicer Disclosure
4.Notice of Change of Terms For Open-End Consumer Credit Contract
5.Disclosure of Debtor’s Waiver of Class Action"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test as;
TILA Foreclosure Rescission Finance Charge Test: FAIL $287,688.55 $287,783.62 -$95.07.
The finance charge is $287,783.62. The disclosed finance charge of $287,688.55 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA right of rescission test as;
																																																																																																								ROR is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14240030	xx	xx	xx	561-692	62237726	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,491.22	05/28/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,362.53	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,575.75	Unavailable	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Modification	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 9/17/2020, the borrower’s income has been impacted due to covid-19 and the borrower is in a covid-19 forbearance plan. No further details have been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "Updated Comment:
The conventional fixed rate loan was originated on 1/9/2006 with fixed interest at the rate of 6.375% and P&I in the amount of $1,362.53. However latest payment history shows current P&I in the amount of $1,575.75 and the comments dated 10/27/2020 reflects that, the loan modification has been completed. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 5/14/2019 to 6/18/2019, from 11/15/2019 to 12/31/2020 and from 2/1/2021 to 4/28/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 10/31/2019 and from 1/1/2020 to 1/31/2020."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test: Result: FAIL; Loan Data: $273,527.76; Comparison Data: $273,634.59; Variance: -$106.83.

This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $273,634.59. The disclosed finance charge of $273,527.76 is not considered accurate because it is understated by more than $100."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct  Disclosure is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the review of the updated title report dated 6/18/2018, there are two IRS Lien / USA / DoJ found against the borrower. The first IRS lien was recorded on 10/3/2015, in the amount of $ 9,868.34, in the favor IRS, and second IRS lien was recorded on 12/1/2015, in the amount of $14,580.57, in the favor of IRS."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at UT State. The following state disclosures are missing from the loan files.
·Fee Disclosure
·Loan Application Notice
·Servicer Disclosure
·Notice of Change of Terms For Open-End Consumer Credit Contract
·Disclosure of Debtor’s Waiver of Class Action"
* Property address changed since origination - address on updated title different from note (Lvl 2)     "As per Note and Mortgage, the address of the subject property is “xx”. However, the Updated title shows the following address: “xx”."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: Result: FAIL; Loan Data: $273,527.76; Comparison Data: $273,634.59; Variance: -$106.83."
* Foreclosure case has been dismissed (Lvl 2)     "Updated Comment:
The comments dated 10/28/2020 reflects that, the foreclosure was closed due to reinstatement. No further details have been found."
																																																																																																								* State Tax Judgment (Lvl 2) "As per the review of the updated title report dated 6/18/2018, there are two State tax liens found against the borrower. The first state tax was recorded on 9/21/2015, in the amount of $ 524.86, in the favor of Utah, and second state tax recorded on 9/17/2012, in the amount of $145.96, in the favor of Utah."		D	D	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32882885	xx	xx	xx	561-692	62241192	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,433.21	04/23/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,121.16	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$292,803.92	$35,285.00	2.000%	$886.68	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures HUD-1 Closing Statement Affiliated Business Disclosure Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan was modified on 1/1/2021; however, the loan modification document is missing from the loan file.
As per the comment dated 6/12/2020, the borrower was approved for the 6 months of TPP which was started from 7/1/2020 to 12/1/2020. the comment dated 12/15/2020, the TPP was completed. As per the payment history, the first payment was started on 1/XX/2021 with the monthly payment of $1,038.65 and UPB is $222,847.36."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing and an estimated HUD-1/Fee itemization are also not available from the file."	* Missing Required State Disclosures (Lvl 2) "The subject property is in CA state.
Following disclosures are missing from the loan file.
Impound Account Disclosure
Cosigner Notice
Private Mortgage Insurance Disclosure
Hazard Insurance Disclosure
Insurer RecommendationDisclosure
CA Fair Lending Notice
Anti-Tying Disclosure
Notice of Right to Copy of Appraisal
Application for Credit-Married Persons
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR document the settlement date is xx
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59572366	xx	xx	xx	561-692	89432409	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$9,666.61	05/31/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,624.41	6.500%	360	360	xx	xx	$9,875.20	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	17.146%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "According to the updated title report dated 6/18/2018, the subject mortgage is at second lien position as, there is an active mortgage prior to subject mortgage in the favor of xx. which was originated on xx for the amount of xx which was recorded on xx."
* Title Review shows major title concern (Lvl 3)     "The subject mortgage was originated on xx.
The updated title dated 6/18/2018 shows there is an active mortgage prior to the subject Mortgage, in the favor of xx.
Final HUD-1 shows payoff to xx in the amount of xx respectively.
No release or satisfaction document was found in the loan document stating the prior mortgages have been released.
However, Final Title Policy at the origination does not reflect any exception for senior mortgage. It shows a clear title. Possible title claim can be filed."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The loan was originated on xx; however, ROR transaction date is xx which is not consistent with the original note."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53552977	xx	xx	xx	561-692	68892800	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,334.75	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,629.44	7.350%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$213,087.72	Not Applicable	4.375%	$940.91	xx	Financial Hardship	xx	xx	xx	xx	Modification Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan modification document is missing from the loan file.
As per the review of the servicing comments, the loan was modified on 11/1/2019. As per the payment history, the modified UPB is $233,155.33. The monthly P&I is in the amount of $1,253.13."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 9/18/2020, the borrower is in a Covid-19 forbearance plan. No further details have ben found."	* Settlement date is different from note date (Lvl 2) "The settlement date present on HUD1 is xx; however, the note date is xx which is different from each other."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in TX state.
Following disclosures are missing from the loan file.
Commitment Requirement/Anti-Tying
Home Equity Loan Notice of Address for Borrower Notification of Violation
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94230188	xx	xx	xx	561-692	19293	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,387.32	05/15/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,339.98	6.500%	360	360	xx	xx	$4,329.94	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.192%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Missing Required State Disclosures	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the comment dated 9/24/2020, the loan modification was completed on 9/24/2020. As per the payment history transaction dated 9/24/2020, the loan modification was applied in the payment history with the new principal balance of $205,151.37. The new P&I is in the amount of $857.40. There is a reduction in P&I with respect to Note data which seems that there would be a possible modification."	* The property has unrepaired damages (Lvl 3) "As per the comment dated 11/2/2020, the subject property had damage and the date of loss was 6/1/2020. The insurance claim was filed under claim #xx. The check #xx was received in the amount of $2,064.28. Natures of damage details are unavailable. As per the comment dated 4/1/2021, the contractor xx was given the BID amount of xx. And the final draw claim check is in the amount of $8,257.13. As per the comment dated 4/5/2021, the latest property inspection was completed on 3/31/2021 according to which the 100% repairs are completed. No further details have been found regarding disbursement of total cost of repairs."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in GA state, however required state disclosure missing from loan file.
1. Attorney Disclosure II.
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application.
3. Tax Bill Information.
4. Unacceptability of Insurance Notice.
5. Disclosure of Additional Fees."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46518648	xx	xx	xx	561-692	19294	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,524.39	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.97	3.990%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate Right of Rescission Notice of Servicing Transfer Mortgage Insurance Origination Appraisal Initial Escrow Acct Disclosure Missing Dicsloures	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 3) "As per the updated title report comments, there is an inaccurate or wrong reference used on assignment for subject mortgage. The document named Affidavit Regarding Note Secured By Mortgage Being Foreclosed mentions the mortgage date wrongly as xx."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrowers."
* LTV or CLTV exceeds 104% (Lvl 2)     "The loan amount is xx updated from the Form 1008, therefore LTV/CLTV >100%."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88928295	xx	xx	xx	561-692	68729877	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	xx	$0.00	$4,967.28	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,320.10	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "As per Updated title report dated 06/16/2018, there are 2 HOA/COA liens in the amount of XXXX and XXXX which were recorded on 04/21/2009 and 03/22/2011 respectively.
The subject mortgage is located State of NJ, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens"
* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject mortgage is in third lien position as there are 2 HOA/COA liens in the amount of XXXX and XXXX which were recorded on 04/XX/2009 and 03/XX/2011 respectively."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is XXXX
* Payment History is not Complete (Lvl 3) "Payment history is available in the file from 2/5/2018 to 4/272018 however, we require latest 12 months payment history. Payment history is missing from 5/1/2017 to 1/30/2018."	* Foreclosure Delay or Contested (Lvl 2) "As per collection comment dated 7/6/2017 foreclosure was contested for additional fees charges however there is no more information regarding the contested matter resolved or not."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase Risk Indicator failed due to Prohibited Fees Test
Prohibited Fees Test  shows Result Loan Data,$545.00 Comparison Data $0.00, Variance +$545.00.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for State regulations (Prohibited Fees Test)."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Private Well Testing
5.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "As per tape the borrower was delinquent for 103 months. However, as per latest payment history borrower is current."	B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98427555	xx	xx	xx	561-692	82789231	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,139.33	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,335.08	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	No	No	33.757%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/17/2016	$196,939.80	Not Applicable	4.000%	$823.09	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $35,931.68 as unsecured portion out of claim amount $195,931.68. Did not see comments indicating a cram down."	* Missing Required Disclosures (Lvl 2) "List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in SC. The following required state disclosures are missing from the loan file.
1. Agent Preference Disclosure.
																																																																																																								2. Casualty Insurance Disclosure."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84801900	xx	xx	xx	561-692	89692166	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$250.47	05/27/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.55	6.375%	360	360	xx	xx	$25,292.05	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/22/2013	$193,283.98	$57,985.19	4.000%	$565.47	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Initial Escrow Acct Disclosure Affiliated Business Disclosure Missing Dicsloures	xx	2: Acceptable with Warnings	* Not all borrowers signed HUD (Lvl 3) "HUD-1 present in the loan file is not signed by the borrower."
* Loan has been determined to have an unsecured debt (Lvl 3) "The voluntary petition filed on xx states that the amount of claim is XXXX and the unsecured claim is XXXX	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file. The details are updated from the initial 1003."
* Settlement date is different from note date (Lvl 2)     "Updated the settlement date as xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "Updated ROR Transaction date as 10/19/2007 as per the ROR which is not consistent with note and hud-1."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Providers disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59327402	xx	xx	xx	561-692	82845511	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,174.39	05/07/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$925.45	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2016	$184,740.58	Not Applicable	4.625%	$845.43	xx	Change of Terms	xx	xx	xx	xx	Notice of Servicing Transfer Initial Escrow Acct Disclosure Good Faith Estimate Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure document is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA State. The state disclosure missing from the loan files are: Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Earthquake Disclosure for Condominiums, Hazard Insurance Disclosure, Insurer Recommendation Disclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form document is missing from the loan file."		A	B	Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27450078	xx	xx	xx	561-692	82778442	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$788.80	05/04/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,210.03	5.625%	360	360	xx	xx	$14,262.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/18/2014	$182,294.28	Not Applicable	4.625%	$834.23	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Voluntary Petition, Schedule-D shows the amount of $50,200.00 as an unsecured portion out of the amount of claim $201,200.00. Did not see any comments reflecting cramdown.
Updated Comment:As per the comment dated 4/21/2021, the bankruptcy was discharged on 3/XX/2021."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Missing Required Disclosures (Lvl 2)     "The list of Service providers is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41074496	xx	xx	xx	561-692	89564229	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,637.19	05/12/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$886.91	4.125%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Verification of Stated Income or Assets	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	54.729%	First	Short Form Policy	Not Applicable	$40,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/13/2016	$160,004.71	Not Applicable	4.125%	$681.21	xx	Financial Hardship	xx	xx	xx	xx	Good Faith Estimate Origination Appraisal Notice of Servicing Transfer Right of Rescission Missing Required State Disclosures	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The payment history is available from 2/13/2017 to 10/6/2017. The payment history is missing from 10/7/2017 to 4/30/2018, as we require the latest 12 months payment history."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file. The values are updated as per transmittal located at "53434122-Underwriting Transmittal-2578277167"."
* Missing Required Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, Lead-Based Paint Disclosure, Mortgage Loan Application Disclosure, Carbon Monoxide Alarms, MA Smoke Detector Certificate, Notice of the Specific Reason for Denial of Credit and Demonstration and Documentation of Compliance with Borrower’s Interest Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "List of service providers disclosures is missing from the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	379061	xx	xx	xx	561-692	49006976	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,018.88	05/12/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$841.94	4.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 4) "This loan failed the qualified mortgage DTI threshold test. The loan is conventional, non-credit qualifying refinance transaction DTI of 72.611%. A qualified mortgage is a covered transaction for which, among other requirements, the ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent."	* Payment History is not Complete (Lvl 3) "The payment history is available from 4/4/2016 till 3/20/2018. However, we required latest 12 months payment history. The payment history is missing from 3/21/2018 till 4/30/2018.
Updated : Recent 24 months of payment history is available."	* Homeownership Counselling Disclosure is missing. (Lvl 2) "Homeownership counseling disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		A	B	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42861954	xx	xx	xx	561-692	68462132	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,787.20	05/10/2021	Unavailable	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,159.42	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	32.228%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/14/2017	$158,383.33	Not Applicable	4.125%	$674.31	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Initial Escrow Acct Disclosure Loan Program Info Disclosure Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The payment history is available from 4/4/2016 to 11/8/2017. However, we require latest 12 months of payment history. The payment history is missing from 12/1/2017 to 4/30/2018.

Updated Comment:-
Recent 24 months payment history is available from 5/1/2019 to 4/30/2021."	* Missing Required Disclosures (Lvl 2) "List of Services Providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan files."
* Settlement date is different from note date (Lvl 2)     "The loan was origination on xx, which is after 3 days of loan origination."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at TX State. The following state disclosures are missing from the loan files
·TX Loan Agreement Notice
·Commitment Requirement/Anti-Tying
·TILA Disclosures in Spanish
·Home Equity Consumer Disclosure
·Home Equity Loan Interest and Fees Preclosing Disclosure
·Home Equity Loan Copies of Documents
·Home Equity Loan Rescission Notice
·Fair Market Value of Homestead Property Acknowledgment
·Home Equity Loan Notice of Address for Borrower Notification of Violation
·Collateral Protection Insurance Disclosure
·Non-Deposit Investment Product Disclosure Are there any promotional materials?
·Insurance Solicitation/Post Commitment Requirement
																																																																																																								·Construction Loan Disclosure"		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67439428	xx	xx	xx	561-692	19379	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,801.57	05/15/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,095.97	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$174,084.38	Unavailable	Unavailable	$796.66	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the comment dated 6/10/2019, the loan modification was approved on 6/10/2019. As per the payment history transaction dated 9/24/2020, the loan modification was applied and the UPB has been changed from $146,787.62 to $174,084.38. The current P&I is in the amount of $796.66. There is a reduction in P&I with respect to Note data which seems that there would be a possible modification."	* Deceased Borrower(s) (Lvl 3) "The loan is originated on xx in the name of the borrower xx. As per the death certificate located at "xx" the borrower, xx was deceased on xx. The Order Appointing Personal Representative which was recorded on xx states that xx is entitled and qualified to be personal representative. The Order of Discharged which was recorded on xx states that the personal representative is discharged."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy unde rXXXX with the case# XXXX on 8/XX/2017. The POC was filed on 12/XX/2017. Unable to check POC deadline, however; as per the comment dated 11/1/2019, the bankruptcy case #XXXX has been dismissed."
* Missing Required Disclosures (Lvl 2)     "The initial Escrow Account Disclosure and List of Service Provider Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72047810	xx	xx	xx	561-692	561-134	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$5,805.75	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$804.14	7.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/07/2013	$195,596.63	Not Applicable	3.375%	$864.73	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Affiliated Business Disclosure Initial Escrow Acct Disclosure Credit Application Missing Required State Disclosures	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "As per the updated title report dated 03/21/2018, there are three Certificate of tax Sale for Water and Sewer charges against the subject property in the total amount of $10,279.01. No information was found regarding the redemption of the tax sale."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per the updated title report dated 03/21/2018, the subject mortgage is in the lower lien position as there are 3 Certificate of tax sale for Water and Sewer charges against the subject property. First, Certificate of Sale(xx) in the amount of $7,093.14, recorded on xx in the amount of $2,863.44, recorded on 11/29/2011, which was sold to xx recorded on xx
The subject property is located in NJ State, which is a super lien state. There is a risk of the property getting foreclosed due to above unpaid liens."
* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 7XX/2001 as an FHA loan with xx. There is no any comment found regarding MI cancellation/FHA connection. No indication of any changes in loan type has been found in the loan file."	* Comment history is incomplete (Lvl 3) "Comment history is incomplete. An available comment history is from 11/27/2013 to 3/21/2018. We require recent 24 months comment history. It is missing from 10/15/2016 to 1/1/2017."
* Lost Note Affidavit (Lvl 3)     "Lost note affidavit dated xx at location "xx"  showing original note was misplaced, lost or destroyed. Copy of Note is also located in the same file."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D of Voluntary Petition, the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx. however, the unsecured portion is $70,965.00. Did not see any comment regarding the cram down."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan files."
* Final TIL Date after actual transaction date (Lvl 2)     "According to note and ROR, the closing/ transaction date is 07/XX/2001; however, final HUD-1 reflects settlement date as 7/XX/2001."
* State Tax Judgment (Lvl 2)     "As per updated title report dated 03/21/2018, there is a state tax judgment against the borrower which was recorded on xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan files."
* Settlement date is different from note date (Lvl 2)     "According to note and ROR, the closing/transaction date is 0xx"
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan files; However, the values are updated as per the application located at APPL - 1-4-2017 - Loan #XXXX Pg#22, which is not signed by the borrower."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NJ. The following required disclosures are missing in the available loan files.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Lock-In Agreement
8.Commitment DisclosureChoice of Insurer Disclosure
																																																																																																								9.Civil Union/ Domestic Partnership Addendum to Uniform Residential Loan Application."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56993674	xx	xx	xx	561-692	62080648	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$386.63	$2,330.36	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$955.05	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2013	$147,176.57	Not Applicable	2.000%	$533.27	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Title Review shows outstanding delinquent taxes (Lvl 3) "According to the updated title report dated 6/25/2018, the combined second installment taxes for the year 2016 were delinquent in the amount of $386.63 which was remaining after payment."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Wisconsin. The following required State Disclosure is missing in the loan file.
1.Explanation of Personal Obligation
2.Marital Property Act Disclosure
3.Pre-Application Fee Disclosure
4.Choice of Insurance Disclosure
5.Escrow Disclosure
6.Co-Signer Notice
7.Tattle Tale Notice under the Marital Property Act"
																																																																																																								* Title shows an assignment chain break (Lvl 2) "According to the updated title report dated 6/25/2018, the chain of assignment has been completed. The last assignment was done from Rescap Liquidating Trust, as Successor in Interest to xx."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80343274	xx	xx	xx	561-692	62029695	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,169.78	05/01/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,064.58	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "The seller’s tape data as of 4/30/2018 shows UPB is in the amount of xx however according to payment history as of 5/1/2021 the current UPB is in the amount of xx hence current balance is more than tape balance.

Update May 2021: The seller’s tape data as of 4/30/2018 shows UPB is in the amount of xx. As per latest payment history as of 5/13/2021 the current UPB is xx"
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 3)     "The seller’s tape data as of 4/30/2018 shows the borrower has been delinquent with the loan from 65 months however according to payment history as of 5/1/2021 the borrower has been current with the loan and the next due date for the payment is 6/1/2021."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 5/13/2019, 7/19/2019, 9/3/2019 to 5/1/2021. However we require the latest 24 month of payment history. The payment history is missing from 6/1/2019 to 6/30/2019 and from 8/1/2019 to 8/31/2019."
* Written or verbal dispute (Lvl 3) "The comment dated 7/18/2019 the borrower is disputing Account included in bankruptcy. No further information is available regarding dispute has been resolved or not."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VA state. The following state disclosure is missing in the loan file.
Choice of Settlement Agent Disclosure
·Disclosure of Charges For Appraisal or Valuation
·Copy of Appraisal or Statement of Appraised Value
·Affiliated Business Disclosure"
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43235965	xx	xx	xx	561-692	89406154	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$835.19	05/04/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$946.46	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	41.024%	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Title Policy Missing Required State Disclosures Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The unexecuted copy of the modification agreement is available in the loan file which is located at xx'. However, the tape data supports the unexecuted modification effective on 6/9/2017. According to this document, the loan was modified on 6/9/2017 between the borrower xx. The new modified principal balance as per modification is in the amount of $132,784.67 with interest rate of 5.875 % and P&I in the amount of $719.06 beginning from 7/1/2017 till the maturity date of 6/1/2057. The borrower has been making payment as per modification agreement made on 10/XX/2006 with the rate of interest of 5.875% & P&i in the amount of $959.19. The prior modification agreement is located at xx'.

Update:
As per the tape data as of 4/30/2018, the UPB was $127,517.87 and P&I was $959.19. As per the payment history as of 5/4/2021, the UPB is $133,923.74 with the new P&I of $742.84. There is a reduction in P&I with respect to Note data and previous modified data which seems that there would be a possible modification."	* Title policy missing (Lvl 3) "The final title policy is missing from the loan file. However, the values are updated from commitment located at "xx"."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2.Anti-Tying Disclosure
3.Financial Institution Choice of Insurance Disclosure"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy chapter #13 on xx with the xx. The POC was filed on 11/28/2016. As per the comment dated 9/22/2020, the bankruptcy case #XXXX was discharged."
* The property has unrepaired damages (Lvl 2)     "Comment dated 12/30/2015 reflects that there was a water damage to the property on 11/28/2015 and insurance claim xx in the amount of $2,269.06 had been endorsed. As per service inspection report located at “xx” dated 3/15/2018, the subject property is owner-occupied and in good condition.

																																																																																																								Updated: The latest 24 months comment history does not reflect damage/repair to the property."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68279810	xx	xx	xx	561-692	68209316	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$1,545.25	05/12/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$880.74	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/07/2019 to 8/13/2020, 10/9/2020 to 04/02/2021. However, we require the latest 24 months payment history. Payment history is missing from 09/01/2020 to 09/30/2020."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition schedule D, the value of collateral is xx and amount of claim is $120,000.00. Unsecured portion is $1847.00. No evidence of cram down is found."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "Loan was originated in the name of xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow accounting disclosure is missing from the loan file."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI Cert is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87081130	xx	xx	xx	561-692	19462	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,094.09	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$794.28	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	17.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$111,593.10	Not Applicable	4.250%	$483.89	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the review of the latest 24 months of comments, the loan was modified on 11/1/2019; however, the modification docuemnt is missing from the loan file.
As per the review of the servicing comments, the borrower made all TPP plans and approved the loan modification which was started on 11/1/2019. As per the payment history, the modified UPB is $113,026.95 The monthly P&I is in the amount of $678.32."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test is fail. Loan Data is $162,149.29 and allowed amount is $162,216.84; Variance -$67.55.
																																																																																																								This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $162,216.84. The disclosed finance charge of $162,149.29 is not considered accurate for purposes of rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	64514895	xx	xx	xx	561-692	68917545	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$734.12	05/14/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$778.47	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Modification Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $778.47 with the rate of interest 6.875 % and a maturity date of 1/1/2038. The P&I as per payment history tape data is the $793.10 and PITI is $1,077.81 and unable to determine the rate of interest. However, there is a increased in P&I with respect to Note data which seems that there would be a possible modification.
The comment dated 12/10/2020 the loan is under modification plan.The modification document is missing."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 6/10/2020, the borrower has been affected by natural(covid-19) disaster and borrower inquiry about Covid-19 assistance."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. Currently, the assignment is with xx"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $163,754.61. The disclosed finance charge of $163,631.59 is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "The subject property has been located in GA state. The following required disclosures are missing from the available loan file. 1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2. Disclosure of Additional Fees"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
																																																																																																								* The property has unrepaired damages (Lvl 2) "According to the collection comment dated 6/3/2020, the subject property has water damage on date 3/17/2019.However the borrower had filed claim and he will eligible to refund in the amount $1,400.00.however as per comment dated 10/27/2020, the claim was denied and he paid out of pocket for repairs .However no comment has been found which states the repairs has been done."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92398948	xx	xx	xx	561-692	68411567	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,716.84	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$829.50	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/28/2010	$125,009.35	Not Applicable	4.125%	$694.50	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure
Missing Required State Disclosures
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer
Credit Application
Mortgage Insurance
Loan Program Info Disclosure	xx	4: Unacceptable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business form disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The required state disclosures are missing from the loan file. (TILA Disclosures in Spanish,Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Pre-closing Disclosure , Home Equity Loan Copies of Documents, Home Equity Loan Rescission Notice, Fair Market Value of Homestead Property Acknowledgment, Home Equity Loan Notice of Address for Borrower Notification of Violation, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials?, Insurance Solicitation/Post Commitment Requirement, Construction Loan Disclosure)."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the review of updated title report dated 06/29/2018. There is an IRS lien recorded on 06/21/2010 in the amount of $71,913.73 in the favor of Internal Revenue Service. There is an IRS lien recorded on 04/24/2017 in the amount of $44,309.81 in the favor of Internal Revenue Service."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial Escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final Loan application is missing from the loan file; however, found initial application dated 12/XX/2002, and hence updating information as per the initial application. Located at (XXXX)."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage Insurance Certificate is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test.
The loan charges a prepayment penalty with a term exceeding 3 years.

This loan failed the prepayment penalty term test.
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."		A	B	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82514858	xx	xx	xx	561-692	82407720	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,901.51	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$589.92	4.375%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$107,811.00	Not Applicable	6.000%	$631.38	xx	Financial Hardship	xx	xx	xx	xx	Good Faith Estimate Modification Missing Required State Disclosures Origination Appraisal	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan modification document is missing from the loan file.
As per the comment dated 9/10/2019, the borrower was approved for the 6 months of TPP which was started on 10/1/2019. The borrower successfully made all TPP on 4/1/2020 and qualified for the loan modification. The UPB per modification is $107,811.00 with no deferred balance. The new modified P&I is $631.38 with a fixed rate of interest of 6.00%. The first modified payment was started on 4/1/2020 and the maturity date is 3/1/2050."	* Deceased Borrower(s) (Lvl 3) "As per the death certificate located at "xx" the borrower xx was deceased on xx."	* Property Damage (Lvl 2) "As per comment dated 09/16/2014, the subject property has damages due to hail. The date of loss is xx. The borrower has received the check from xx in the amount of $4721.67. The details regarding repairs are not available."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Texas (TX) state. The below Required State disclosures are missing in the given loan files.
1] Commitment Requirement/Anti-Tying.
2]Home Equity Loan Notice of Address for Borrower Notification of Violation.
3]Choice of Insurance Notice.
4]Collateral Protection Insurance Disclosure.
5]Non-Deposit Investment Product Disclosure Are there any promotional materials
6]insurance Solicitation/Post Commitment Requirement.
7]Construction Loan Disclosure."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrowers."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The List of Service Providers is missing from the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61011974	xx	xx	xx	561-692	82334603	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,222.55	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$678.30	5.625%	360	360	xx	xx	$17,005.33	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$570.93	Unavailable	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure Modification	xx	2: Acceptable with Warnings	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $678.30 with the rate of interest 5.625 % and a maturity date of 8/XX/2035. The P&I as per payment history tape data is the $570.93 and PITI is $1,066.59 and unable to determine the rate of interest. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated business disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OR State. The following state disclosures are missing in the loan files.
1.Oregon Forced Placed Insurance Notice
2.Notice where Escrow Account is NOT Required
3.Escrow Notice for Loans Sold to Out-of-State Purchases within one year
4.Anti-Coercion Notice
5.Insurance Premium Notice
6.Insurance Sales Notice
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan files."
* Settlement date is different from note date (Lvl 2)     "As per Note, note date is xx."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, note date is 07/XX/2005. However, HUD-1 shows settlement date is 07/XX/2005 and  ROR transaction date is 07/XX/2005. Hence, the ROR transaction date is not consistent with Note and HUD-1."
* Property Damage (Lvl 2)     "Collection comment dated 05/18/2016 shows that the property is damaged no comment regarding nature of damage or amount of damage is mentioned."
* Litigation (Lvl 2)     "As per comment dated 08/26/2016, the litigation matter was filed on 08/XX/2016. But, the vendors firm is not accepting the litigation matter for the Oregon state. However, as per comment dated 08/29/2016, the user placed the file on hold for missing documents or litigation matter on 08/29/2016 and the hold was ended on 01/25/2018. Currently, the foreclosure is on hold for bankruptcy. No further details are available."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is not active."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14532136	xx	xx	xx	561-692	82447799	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,623.81	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$619.43	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$24,500.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/10/2014	$93,462.11	Not Applicable	6.500%	$547.18	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Missing Dicsloures	xx	3: Curable	* Missing Required State Disclosures (Lvl 2) "Following state disclosure are missing from the loan file:
Homeownership Protection Center Disclosures
Notice of Free Choice of Agent or Insurer"
* Missing Required Disclosures (Lvl 2)     "List of settlement service provider is missing from the loan file."
																																																																																																								* Property Damage (Lvl 2) "Collection comment dated 08/25/2017 shows that the subject property had a damage; however, no nature of damage or amount of damage is mentioned in the comments."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50232806	xx	xx	xx	561-692	68835697	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,931.94	04/07/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$785.12	7.625%	360	360	xx	xx	$24,464.96	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/08/2016	$89,890.93	Not Applicable	4.375%	$396.92	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Missing Required State Disclosures	xx	3: Curable	* Payment History is not Complete (Lvl 3) "Payment history is available from 4/29/2016 to 7/26/2017. We require latest 12 months payment history. However, payment history is missing from 8/1/2017 to 4/30/2018."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance ease risk indicator shows moderate due to TILA Right of Rescission Test failed."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is missing from the updated title report. However, the latest assignment of mortgage is should be with xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is missing from the updated title report. However, the latest assignment of mortgage is should be with xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of NC. The following state disclosures are missing from the loan file.
1) Amortization Schedule Disclosure.
2) Credit Property Insurance Disclosure.
3) Fee Agreement.
4) Priority of Security Instrument Disclosure.
																																																																																																								5) Attorney Selection Disclosure."		D	D	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84712430	xx	xx	xx	561-692	68712076	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,459.27	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$648.47	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Final Truth in Lending Discl.
Notice of Servicing Transfer
Missing Dicsloures
HUD-1 Closing Statement
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Mortgage Insurance
Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, Schedule-D shows the amount of $30,617.79 as an unsecured portion out of the amount of claim $189,317.79 and the value of collateral is xx. Did not see comments reflecting cram down."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The first page of Final HUD-1 is available in the loan files located at ("xx") and it is handwritten .However, estimated HUD-1 and itemization document also not found from the loan file. So, unable to updated the points and fees."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Borrower is within SOL."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from loan the file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 4/15/2021, the UPB is $126,372.64 which is greater than the tape data of $86,089.59."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of NJ.The following state disclosures are missing from the loan file.
1)NJ Application Disclosure
2)Delivery Fee Authorization
3)NJ Attorney Disclosure
4)Unacceptability of Insurance Notice
5)Attorney Disclosure II
6) Private Well Testing
7) Commitment Disclosures and
																																																																																																								8) Choice of Insurer Disclosure."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98753725	xx	xx	xx	561-692	68789402	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,808.49	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$710.67	8.375%	360	360	xx	xx	$21,043.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	54.939%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2011	$98,086.72	$13,534.77	2.000%	$256.04	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 2/6/2020, the property had a roof damaged due to the Hail on 1/1/2020. The approximate claim amount was $9,838.02 with xx. The borrower was approved for the loss claim and he received the check on 2/11/2020. The loss draft check with the xx for the amount of $9,538.02 was received on 3/25/2020. The property had another Wind/Hail damaged on 1/9/2020 and the estimated loss amount was $3,057.62. The insurance company released xx to the borrower for the amount of $3,057.62 on 7/9/2020. The comment dated 8/11/2020 reveals that the repairs are not started yet. No comments have been found the repair has been completed."	* Missing Required State Disclosures (Lvl 2) "The following required state disclosures are missing from the loan file.
1) Disclosure of Additional Fees
2) Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "Updated title report dated 06/22/2018 shows that there is a break in chain of assignment fromxx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		D	D	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,595.64	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32252743	xx	xx	xx	561-692	82465132	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,598.62	05/12/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$805.02	7.000%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2011	$112,601.23	Not Applicable	2.000%	$540.69	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Origination Appraisal
Notice of Servicing Transfer
Right of Rescission
HUD-1 Closing Statement
Missing Dicsloures
Credit Application
Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 8/14/2020 the borrower was in Covid-19 forbearance plan. No more details are available regarding Covid-19 impact."	* Recent Foreclosure Sale - Need Update (Lvl 3) "According to the servicing comments dated from 3/23/2001 to 5/31/2018, the foreclosure was initiated on the subject property and the file was referred to an attorney on 10/26/2015. The foreclosure complaint was filed on 10/26/2015. As per the comment dated 7/14/2016, the foreclosure sale was scheduled on 7/15/2016. Although, as per the comment dated 7/14/2016, the foreclosure was put on hold due to the bankruptcy filed by the borrower under chapter 13 plan with case #xx. The bankruptcy case was further dismissed on xx and also got terminated on xx. According to the Notice of Trustee's Sale ( Refer Doc:xx), the foreclosure sale will be scheduled on xx. Subject borrower is current with loan."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file and there is neither estimated Hud-1 nor itemization available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete. The latest assignment of mortgage is with xx."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in WA state. The following state disclosures are missing in the loan file..
1) Mortgage Loan Servicing Disclosure
2) Choice of Insurance Notice
3) Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
																																																																																																								4) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49588871	xx	xx	xx	561-692	82026414	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,161.56	05/24/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$527.17	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2013	$86,821.48	Not Applicable	4.000%	$362.86	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure
Credit Application
Origination Appraisal
Missing Required State Disclosures
HUD-1 Closing Statement
Final Truth in Lending Discl.
Notice of Servicing Transfer
Loan Program Info Disclosure	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 (Settlement Statement) along with Estimated HUD or itemization are missing from the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."
* Application Missing (Lvl 2)     "1003 application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio. The required disclosure is missing from the loan file.
1.Equal Credit Availability Notice
2.Insurance Tying Disclosure
3.Non-Deposit Insurance Disclosure"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 6/19/2018, there are total 11 active junior state tax lien against the borrower Shirley A Lipps in the favor of State of Ohio Department of Taxation in the cumulative amount of $.14456.43."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99689073	xx	xx	xx	561-692	62249176	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,176.96	05/04/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$643.79	6.875%	360	360	xx	xx	$92,344.58	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	51.441%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$89,721.90	Not Applicable	Unavailable	$549.97	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the review of the latest 24 months of servicing comments, the loan was modified on 10/1/2019; however, the loan document is missing from the loan file.
As per the review of the servicing comments, the borrower successfully made all TPP and it was completed on 9/20/2019. The first payment was started on 10/1/2019 with a modified P&I of $549.97. The UPB is in the amount of $89,721.90."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, Un executed estimated HUD-1 is available in the loan file."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is missing from the loan file. However, Un executed estimated HUD-1 is available in the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of settlement service provider is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47437419	xx	xx	xx	561-692	89692773	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$591.82	6.995%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2010	$94,210.57	$27,536.00	2.000%	$201.91	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	3: Curable	* Title issue (Lvl 3) "ISAOA / It's successors and or assigns clause is missing in final title policy. Terms and conditions sheet is neither available with final title policy for checking 12C clause."
* Amount of title insurance is less than mortgage amount (Lvl 3)     "The amount of insurance on final title policy is in the amount of xx, however the amount of mortgage is xx. The replacement policy should be made. Commitment is available in loan file shows correct insurance amount."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows the total amount of claim is $88,138.00 and unsecured portion out of total claim amount is $32,438.00 and Value of property subject to lien is xx."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Loan type is conventional and LTV is xx it is greater than 80.000%, MI certificate is required but not available in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80388442	xx	xx	xx	561-692	62238019	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,070.81	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$515.36	6.250%	360	360	xx	xx	$10,610.97	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2012	$82,511.63	Not Applicable	4.250%	$357.79	xx	Lower Interest Rate	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Dicsloures Missing Required State Disclosures	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 3) "As per the collection comment dated 6/3/2020, the property got damaged due to “Hurricane” on 9/11/2017. However, the comment shows the loss amount is $0.0. The exact loss amount is not provided. As per comment dated 10/29/2020, the claim was filed but it was pending to push forward due to some missing docs. The comment dated 1/29/2021 states, no contact was made in past over 180 days. Unable to confirm the current repair status as of 5/10/2021."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage went on second lien position. As there is senior mortgage open against the subject property in the amount of xx. The subject mortgage was originated on xx."
* Payment history is incomplete/ missing (Lvl 3)     "Payment history is available from 5/13/2019 to 9/30/2019, from 11/12/2019 to 4/26/2021. As we require 24 months payment history for review, the payment history is missing from 10/1/2019 to 10/31/2019."
* Title Review shows major title concern (Lvl 3)     "As per updated title report dated 6/21/2018, there is senior mortgage open against the subject property in the amount of xx.
Final HUD-1 shows pay off one mortgage to xx in the amount of xx.
Final title policy at origination does not show any exception for senior mortgage. It shows clear title. Possible title claim can be filed.
No release or satisfaction document found in the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following FL state disclosures are missing from the loan file.
Anti-Coercion Notice
Radon Gas Disclosure
																																																																																																								Insurance Sales Disclosure"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56516423	xx	xx	xx	561-692	82040169	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,460.18	05/19/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.34	5.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$67,727.91	Not Applicable	Unavailable	$732.57	xx	Financial Hardship	xx	xx	xx	xx	Modification Missing Required State Disclosures	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan modification document is missing from the loan file.
As per the comment dated 4/24/2020, the borrower was approved for 6 months of TPP which was started on 4/1/2020. The borrower made all TPP and qualified for the permanent modification which was started on 12/1/2020. The UPB is in the amount of $67,727.91. Also, the payment history shows the modified P&I of $732.57."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment dated 1/28/2021 shows that loan is in active forbearance plan due to covid-19. No further details have been found."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in IL State and the IL state requires total 2 disclosures all are missing from the loan file
1)IL Collateral Protection Insurance Notice
																																																																																																								2)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		D	D	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15235012	xx	xx	xx	561-692	19546	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,711.64	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$627.37	8.000%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/27/2007	$88,398.86	Not Applicable	8.000%	$665.05	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
HUD-1 Closing Statement
Affiliated Business Disclosure
Final Truth in Lending Discl.
Origination Appraisal
Notice of Servicing Transfer
Credit Application
Right of Rescission	xx	2: Acceptable with Warnings	* Payment History is not Complete (Lvl 3) "The payment history is available only for two days that is 5/3/2018 and 5/4/2018 as we required latest 12 months payment history. The payment history is missing from 5/1/2017 to 4/30/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan files and also itemization is not available in given loan file."	* Missing Required State Disclosures (Lvl 2) "The property is located in KY state, the following required state disclosures are missing from theloan files.
1. Fair Housing Notice
2. Homeownership Protection Center Disclosures
3..Notice of Free Choice of Agent or Insurer"
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower is within SOL."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The UPB as per the tape of payment history is $78610.44 and as of 4/30/2021, the UPB is $113,704.51.

Update May 2021: As per provided tape data as of 4/30/2018 the UPB is $78,610.44 and as per latest PH as of 5/28/2021 the current UPB is $113,622.02"
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan files."
* State Tax Judgment (Lvl 2)     "The updated title report dated 6/15/2018 shows that there are two state tax judgments against borrower.
First was recorded on xx.
Second was recorded on 4/2/2014 in the amount of $23,344.00 in favor of xx."
* Application Missing (Lvl 2)     "The final loan application is missing from the loan files."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from the loan files."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43678569	xx	xx	xx	561-692	82036987	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$575.62	05/19/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$482.88	6.375%	360	360	xx	xx	$20,712.23	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$71,259.15	Not Applicable	3.750%	$286.84	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is in AL state.
Following state disclosure is missing from the loan file.
Choice of Insurer is missing from loan files."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 90.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1837776	xx	xx	xx	561-692	19580	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$341.38	05/06/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$458.26	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$12,269.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/07/2012	$70,919.57	Not Applicable	6.000%	$390.21	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at VA state.
Following state disclosure is missing from the loan file. :-
1) VA Application Disclosure.
2) Choice of Settlement Agent Disclosure.
3) Disclosure of Charges For Appraisal or Valuation.
4) Copy of Appraisal or Statement of Appraised Value.
																																																																																																								5) Affiliated Business Disclosure."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62026709	xx	xx	xx	561-692	82395093	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,134.85	05/20/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$517.21	6.250%	360	360	xx	xx	$3,644.78	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	34.529%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 08/14/2020, the borrower is active in covid-19 forbearance plan. No further details have been found regarding covid-19."	* Loan has been determined to have an unsecured debt (Lvl 3) "The Voluntary Petition shows $12,257.00 as an unsecured portion out of claim amount $64,000.00. The value of collateral that supports this claim is xx. There is no comment found regarding a cram down."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test:Result: FAIL; Loan Data: $104,175.34; Comparison Data: $104,887.47; Variance: -$712.13.  TILA Foreclosure Rescission Finance Charge Test: Result:FAIL; Loan Data: $104,175.34; Comparison Data: $104,887.47; Variance: -$712.13."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at GA State. The following state disclosures are missing from the loan file. ·Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom) ·Disclosure of Additional Fees."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test:Result: FAIL; Loan Data: $104,175.34; Comparison Data: $104,887.47; Variance: -$712.13.  TILA Foreclosure Rescission Finance Charge Test: Result:FAIL; Loan Data: $104,175.34; Comparison Data: $104,887.47; Variance: -$712.13.  This loan failed the TILA finance charge test.The finance charge is $104,887.47. The disclosed finance charge of $104,175.34 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $104,937.47. The disclosed finance charge of $104,175.34 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94190189	xx	xx	xx	561-692	68425461	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$0.00	04/29/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$432.23	6.250%	360	360	xx	xx	$39,883.11	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/19/2015	$58,341.34	Not Applicable	6.250%	$331.23	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Title Policy Affiliated Business Disclosure Right of Rescission Initial Escrow Acct Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "BK is still active. No evidence found in latest comments."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is available and located at 'xx'. However it is ineligible to detect points and fees."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx. However, the unsecured portion is $8,000.00. Collection comments does not show any cram down."
* Title policy missing (Lvl 3)     "Final title policy is missing from the loan file. However, commitment is available located at  xx."
* Payment History is not Complete (Lvl 3) "The payment history is available from 4/4/2016 to 3/14/2018. As we required latest 12 months of payment history; however, payment history is missing from 3/15/2018 to 5/31/2018."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment is not completed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business Disclosure is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Notice of right to cancel is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete. As currently the assignment is with xx."
* Missing Required State Disclosures (Lvl 2)     "Following ME state disclosures are missing from the loan file.
Notice to cosigner
Title Attorney Disclosure
																																																																																																								Choice of Insurance Notice and Withholding Tax Disclosure."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73556464	xx	xx	xx	561-692	68892361	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$1,562.24	05/01/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$396.24	8.000%	360	360	xx	xx	$1,040.48	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2011	$64,230.77	$13,111.42	2.000%	$154.80	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Notice of Servicing Transfer	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The Payment history is available from 9/14/2017 to 5/7/2018; however, it is missing from 6/7/2017 to 8/14/2017 as we required latest 12 months complete payment history."	* ComplianceEase TILA Test Failed (Lvl 2) "CE Risk Indicator is "Moderate" as This loan failed the TILA APR test.
TILA APR Test: FAIL  Loan data: 0.000%   Comparison Data:8.399%   Variance:-8.399%
The annual percentage rate (APR) is 8.399%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as This loan failed the TILA APR test.
TILA APR Test: FAIL  Loan data: 0.000%   Comparison Data:8.399%   Variance:-8.399%"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per payment history reflects UPB is $70,913.07 which is 25% more than seller's tape data reflected  UPB is $43,954.77.

Update May 2021: The provided tape data as of 4/30/2018 the UPB is $43,954.77 and as per latest PH as of 5/31/2021 the current UPB is $70,834.38."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The subject mortgage was originated by XXXX which was recorded on 9/XX/2006. The deed recorded on 9/XX/2011 states that the property was transferred from XXXX to xx and xx As a joint tenants with the right of survivorship and not as tenants in common hence the updated title report dated 6/15/2018 shows the current ownership in the name of xx"		A	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35250573	xx	xx	xx	561-692	82394519	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$1,513.35	05/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$655.47	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "Updated title report dated 6/22/2018 shows one active HOA lien against the subject property in favor of "xx." for the amount of $2,259.14 which was recorded on 01/20/2015."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per the Updated title report dated 06/22/2018, the subject mortgage is at second lien position as there is an active HOA lien against subject property in the amount of $xx with xx. which was recorded on xx. The subject property is located in the FL, which is super lien state. There is a risk of property to be getting foreclosed due above unpaid HOA lien. This can be cured by paying off said lien with delinquent interest and late charges."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/7/2019 to 08/13/2019, 10/08/2019 to 4/22/2020, 06/23/2020 to 1/29/2021, 03/01/2021 to 04/30/2021. However, we require the latest 24 months payment history. Payment history is missing from 09/01/2019 to 09/30/2019, 05/01/2020 to 05/31/2020, 02/01/2021 to 02/28/2021."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK is still active. No evidence found in latest comments."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in  Florida (FL) state. The below Required State disclosures are missing in the given loan files.
1] Anti-Coercion Notice.
2]Title Insurance Disclosure.
3]Radon Gas Disclosure.
4]Insurance Sales Disclosure."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "The seller’s tape data as of 4/30/2018 reflects UPB was in the amount of $53,973.87 however according to updated payment history as of 4/30/2021 the current UPB is in the amount of $35,758.29 till the due date 6/1/2021 hence the original balances is lower than tape balance."	B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83279586	xx	xx	xx	561-692	62347563	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	No	Yes	Second	$0.00	$7,094.00	05/22/2021	Unavailable	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$430.48	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer Right of Rescission Missing Required State Disclosures HUD-1 Closing Statement Origination Appraisal	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is at Second lien position as updated title report dated 6/19/2018 shows certificate of sale for unpaid municipal taxes against the subject property in the amount of $27.70 held by Collector of taxes and recorded on 7/14/2014."
* Title Review shows major title concern (Lvl 4) "Updated title report dated 6/19/2018 shows certificate of sale for unpaid municipal taxes against the subject property in the amount of $27.70 held by Collector of taxes and recorded on 7/14/2014. The subject property is located in NJ state(Super lien state) and there can be possibility of foreclosure due to this unpaid non mortgage lien."	* Title policy missing (Lvl 3) "Final Title Policy is missing from the loan file; however, values were updated from Preliminary report which is located at "xx""
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing from the loan file; however points and fees are taken from estimated hud1 which is located at "xx"."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "xx had filed bankruptcy under xx and the plan was confirmed on 3/24/2016. The debtor was dismissed onxx. Bankruptcy case is not active."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service providers disclosure is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Grantor, XXXX r, husband and wife conveyed the subject property to xx, husband and
Wife through deed which was recorded on xx conveyed the property to XXXX deed which was recorded on 7/XX/2004 with xx, Later, xx through deed which was recorded on xx  is reflecting in current vesting in the updated title report"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "State Disclosures are  missing from the loan file.

·NJ Application Disclosure
·Delivery Fee Authorization
·NJ Attorney Disclosure
·Unacceptability of Insurance Notice
·Attorney Disclosure II
·Tax Bill Information
·Private Well Testing
·Lock-In Agreement
·Commitment Disclosures
·Choice of Insurer Disclosure
·Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file; however values are updated from transmittal summary which is located "XXXX"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18410014	xx	xx	xx	561-692	68824243	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,430.82	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$385.69	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2016	$51,502.64	Not Applicable	5.375%	$288.40	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Credit Application Origination Appraisal Final Truth in Lending Discl.	xx	3: Curable	* Payment History is not Complete (Lvl 3) "Payment History is not Complete (Lvl 3) "Payment History is available from 4/4/2016 to 8/3/2016, and 6/1/2017 to 8/9/2017 and for the month of 4/2018; However, we required latest 12 months pay history. Payment history is missing from 5/1/2017 till 5/30/2017, and from 9/1/2017 till 3/30/2018.""
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: Actual 0.000% Required 5.518% Variance -5.518%.
The annual percentage rate (APR) is 5.518%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Settlement date is different from note date (Lvl 2)     "As per note doc date is xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in WA state.
Following disclosure are missing from the loan file.
Choice of Insurance Notice
Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Actual 0.000% Required 5.518% Variance -5.518%.
The annual percentage rate (APR) is 5.518%. The disclosed APR of 0.000% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	44552433	xx	xx	xx	561-692	68537925	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$960.00	04/16/2021	xx	Yes	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$355.27	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* The foreclosure is contested by Borrower/ interested party (Lvl 3) "As per servicing comment dated 07/06/2017, the borrower had contested the foreclosure by initiating the litigation action on 6/28/2017. The reason for contest was due to additional fees. Details regarding the resolution of the contested matter are unavailable. Currently, the foreclosure is on hold due to active bankruptcy."
* Foreclosure Delay or Contested (Lvl 3) "As per servicing comment dated 07/06/2017, the borrower had contested the foreclosure by initiating the litigation action on 6/28/2017. The reason for contest was due to additional fees. Details regarding the resolution of the contested matter are unavailable. Currently, the foreclosure is on hold due to active bankruptcy."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Foreclosure Rescission Finance charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA Foreclosure Rescission Finance charge Test: Loan Data:$72,185.36 Comparison Data:$72,265.36 Hence the Variance:-$80.00"
* Foreclosure case has been dismissed (Lvl 2)     "Update Comments:
As per the comment dated 05/13/2020, the foreclosure was initiated in 2017 and the file was referred to an attorney on 05/XX/2017. The comment dated 7/28/2020 shows the motion to dismissal was filed on 07/XX/2020. No further details have been completed."
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "According to updated title report dated 6/25/2018, there are four active state tax liens against the borrower "XXXXy" in favor of "XXXX" for the total amount of XXXX which were recorded on 8/XX/2017. These liens are junior to subject mortgage lien."		D	D	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45634025	xx	xx	xx	561-692	82021386	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$706.06	04/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$392.71	10.890%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/04/2015	$43,908.99	Not Applicable	6.250%	$249.29	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure HUD-1 Closing Statement Origination Appraisal Final Truth in Lending Discl. Right of Rescission Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment dated 11/1/2020 shows that loan is in active forbearance plan for due to covid-19. No further details have been found."	* Property is vacant (Lvl 3) "Collection comment dated 05/10/2018 shows that the subject property is vacant and secured."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing from the loan file along with estimated HUD-1 and itemization."
* Active Judgment Against Borrower (Lvl 3)     "As per updated title report dated 06/20/2018 there are 2 active senior child support lien against the borrower 1st was recorded on xx in the amount of $1,822.85. 2nd was recorded on xx in the amount of $4,239.26 both are in the favor of xx. Final title policy at the time of origination does not any exception for the senior judgments."
* Property is Vacant (Lvl 3) "Collection comment dated 05/10/2018 shows that the subject property is vacant and secured."	* Operative index value is unable to confirm (Lvl 2) "Unable to calculate operative index from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "servicing disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54093684	xx	xx	xx	561-692	68862107	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$290.73	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$485.53	5.875%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/10/2014	$40,835.55	Not Applicable	5.875%	$221.13	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Credit Application	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The review of comment history dated 11/2/2020 shows that the borrower is on covid forbearance plan. The reason for default is unable to be determined."	* Payment History is not Complete (Lvl 3) "The prior available payment history is from 9/5/2017 to 5/1/2018. However require the latest 12 months payment history. So, the required payment history is missing from 6/1/2017 to 08/31/2017."
* Payment history is incomplete/ missing (Lvl 3) "The prior available payment history is from 9/5/2017 to 5/1/2018. However require the latest 12 months payment history. So, the required payment history is missing from 6/1/2017 to 08/31/2017."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $29,960.43. The disclosed finance charge of $29,610.43 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $29,960.43. The disclosed finance charge of $29,610.43 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails for TILA Finance Charge Test as Loan data is $29,610.43, Comparison data is $29,960.43 and Variance is -$350.00."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final Application is missing in the loan file along with transmittal summary report."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3475233	xx	xx	xx	561-692	19676	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$692.17	04/28/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$304.15	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	xx	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 08/14/2020, the borrower is active in covid-19 forbearance plan. No further details have been found regarding covid-19."	* Payment History is not Complete (Lvl 3) "Payment history is available from 4/4/2016 to 5/9/2018. We require latest 12 months payment history. However, payment history is missing from 5/10/2017 to 1/7/2018 and from 2/7/2018 to 5/4/2018."
* Litigation (Lvl 3) "According to the servicing comment dated 4/27/2018, states that the loan is in active litigation for excessive fees charged in the amount of $107.50 (Ineligible excess fee) for motion to extension of time and date. The pleading or action has been filed on 4/XX/2018. There no further comment available in the file which states that the litigation has been resolved."	* Property is Manufactured Housing (Lvl 2) "According to appraisal report dated xx, the property type is manufactured housing and the subject property is permanently affixed to the land but the affixation affidavit is missing from the loan file. Whereas, wheels and axels have been removed. The subject property has missing/torn skirting and vinyl siding. According to the subject mortgage and final title policy shows the xx. Also, the tax assessment report in the updated report state that the property is a manufactured housing."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of FL. The following state disclosures are missing from the loan file.
1) Anti-Coercion Notice.
2) Title Insurance Disclosure.
3) Radon Gas Disclosure
4) Insurance Sales Disclosure"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	64057896	xx	xx	xx	561-692	82462463	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$950.22	04/26/2021	Not Applicable	No	Unavailable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$298.95	8.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure Mortgage Insurance Loan Program Info Disclosure	xx	3: Curable	* Foreclosure Delay or Contested (Lvl 3) "As per collection comment dated 07/28/2015, the contest pleading or litigation action was filed on 5/1/2014. The reason for contested matter is an additional fee requested. Currently the foreclosure is on hold because the borrower is in active bankruptcy."
* Written or verbal dispute (Lvl 3)     "According to servicing comments dated 5/26/2017 the borrower has been dispute for monthly payments and the hearing is continue to 3/21/2018 due to xx to this dispute. The schedule-D of voluntary petition (Doc# xx) revels that the subject property is 100 years old and that no value.  The Debtors dispute the secured status of the mortgage claim and to the owing of any alleged arrears and also dispute that the scheduled party is the lawful owner or holder of the indebtedness underlying the mortgage. The case has not resolved yet. No further information is available."
* Payment History is not Complete (Lvl 3)     "The payment history is available only for one month of June 2016. However, we require latest 12 months of payment history. The payment history is missing from 5/1/2017 to 4/30/2018."
* Evidence of Litigation (Lvl 3) "As per comment dated 05/03/2019, the foreclosure was initiated and referred to an attorney on 05/03/2019. As per comment dated 07/03/2019, the litigation matter is active. As per comment dated 07/09/2019, the Motion to dismiss the litigation needs to be prepared. However, the details regarding the resolution of litigation have not been found. As per comment dated 08/14/2019, the foreclosure file has been closed."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "The schedule-D of voluntary petition (Doc# 1) filed on 10/XX/2017 revels that the subject property is desperately needs repairs. No foundation under part of the house. The servicing comments do not reflect any comment related to damage. The latest BPO report is not available in the loan file to confirm the current condition of the subject property."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Rescission Finance Charge Test:FAIL, Loan Data:$71,244.08, Comparison Data:$71,389.03, Variance:-$144.95
This loan failed the TILA finance charge test.
The finance charge is $71,389.03. The disclosed finance charge of $71,244.08 is not considered accurate because it is understated by more than $100."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Rescission Finance Charge Test:FAIL, Loan Data:$71,244.08, Comparison Data:$71,389.03, Variance:-$144.95

																																																																																																								:"	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 04/26/2021, the borrower is current with the loan and next due date is 05/01/2021. The last payment was received on 04/26/2021 in the amount of $578.18 which was applied for the due date of 04/01/2021. The current P&I is $363.74 and PITI is $578.18. The UPB is reflected in the payment history is in the amount of $44,867.86."	B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66851148	xx	xx	xx	561-692	68837522	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,145.06	05/01/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$246.95	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$15,100.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Missing Required State Disclosures Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final copy of HUD-1 is available in the loan file, but some of the fees are not visible clearly."
* Payment History is not Complete (Lvl 3) "Available payment history is incomplete as we required for 12 months. Comment history is available from 5/31/2013 to 5/14/2018. Payment history is missing from 6/1/2017 to 8/9/2017."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in XXXX. Following state disclosure are missing from the loan file, which are required in KY state.
Fair Housing Notice
Homeownership Protection Center Disclosures
Notice of Free Choice of Agent or Insurer"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase failed the TILA finance charge test. Loan data is $54,650.07, comparison data is $54,857.57 and variance is $207.50.
ComplianceEase failed the TILA foreclosure rescission finance charge test. Loan data is $54,650.07, comparison data is $54,857.57 and variance is $207.50."
* Missing Required Disclosures (Lvl 2)     "List of Service providers disclosure is mismatch from the loan."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase failed the TILA finance charge test. Loan data is $54,650.07, comparison data is $54,857.57 and variance is $207.50.
ComplianceEase failed the TILA foreclosure rescission finance charge test. Loan data is $54,650.07, comparison data is $54,857.57 and variance is $207.50.
ComplianceEase failed the predatory lending guidance test due to the allowable points and fees test."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The current balance is lower than the tape balance by more than 25% due to the borrower is current with the loan."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82912457	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$619.45	05/20/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$733.57	5.125%	240	240	xx	xx	$41,537.20	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Mortgage (Lvl 2) "As per the Mortgage the subject property is situated inxx, however as per final title policy, appraisal and the updated title policy the property is situated in the xx.
Verified that xx and xx are all together same under one ZIP code."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per tape data as of 4/31/2017, the UPB was in the amount of $71,014.70. However, payment history as of 5/6/2021 shows current UPB in the amount of $28,261.00."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51864242	xx	xx	xx	561-692	19705	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$11,374.38	05/11/2021	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$3,937.78	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$40,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Payment History is not Complete (Lvl 3) "Payment History is available from date 3/1/2012 till 3/31/2016 ; However, required latest 12 months pay history. Payment History are missing from date 5/1/2017 till 4/30/2018."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 3) "Chain of assignment is not completed."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure for Condominiums
5.Insurer Recommendation Disclosure
6.CA Fair Lending Notice
7.Anti-Tying Disclosure
8.Privacy Notice
9.Application for Credit-Married Persons
10.Fair Debt Collection Notice
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
12.Hazard Insurance Disclosure Appraisal  (xx)
13.Notice of Right to Copy of Appraisal  (xx)"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx."
* Title Review shows break in assignment  (Lvl 2)     "According to the updated title report dated 6/21/2018, the chain of assignment has been completed. The last assignment was done from xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $802,747.92. The disclosed finance charge of $802,281.98 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL Loan Data is $802,281.98 Comparison Data $802,747.92 hence, variance is -$465.94."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25414328	xx	xx	xx	561-692	62078606	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,750.00	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	Not Applicable	xx	$2,302.19	$3,139.80	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2012	$426,035.23	$56,176.00	4.625%	$1,692.59	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Missing Required State Disclosures Final Truth in Lending Discl. Notice of Servicing Transfer Mortgage Insurance Affiliated Business Disclosure	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.738%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at MD State. The following state disclosures are missing from the loan files.
·Affidavit of Consideration
·Affidavit of Disbursement
·First Time Buyers Affidavit
·Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure
·Balloon Payment
·No Escrow Account
·Home Buyer Education and Counseling Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "According to the PACER, the borrower had filed for bankruptcy under XXXX with the XXXX on 11/19/2015. The date of last filing bankruptcy is 05/XX/2017. The plan was confirmed on 12/XX/2016, the case was  discharged on 05/08/2017 and the case was terminated on 05/XX/2017."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance fails for TILA APR test as Loan data is 0.00%, Comparison data is 6.738% and Variance is -6.738%."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86171472	xx	xx	xx	561-692	19710	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$10,311.84	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$2,177.81	8.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "Payment history is available in the file from 12/12/2006 till 4/4/2016 however, we require latest 12 months payment history. The latest payment history is missing from 5/1/2017 to 4/30/2018."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 07/25/2019 to 07/25/2019 and 09/19/2019 to 09/19/2019 and 11/15/2019 to 04/30/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 05/01/2019 to 06/30/2019 and 08/01/2019 to 08/31/2019 and 10/01/2019 to 10/31/2019."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is "Moderate".
This loan failed the TILA finance charge test."
* Title shows an assignment chain break (Lvl 2)     "As per updated title report dated 6/19/2018, the chain of assignment is incomplete as the current assignment was found with xx. The current assignee should be “xx.”"
* Missing Required Disclosures (Lvl 2)     "List of servicing provider disclosure is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA is Test Failed.
This loan failed the TILA finance charge test.
The finance charge is $515,084.23. The disclosed finance charge of $514,841.18 is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX state, however required state disclosure missing from loan file.
1. Collateral Protection Insurance Disclosure.
2. Insurance Solicitation/Post Commitment Requirement.
3. TX Loan Agreement Notice.
4. TILA Disclosures in Spanish.
																																																																																																								5. Commitment Requirement/Anti-Tying."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61695323	xx	xx	xx	561-692	19716	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,576.28	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$135,488.50	No	xx	Not Applicable	$2,512.75	6.875%	360	360	xx	xx	$52,539.74	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$135,488.50	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Initial Escrow Acct Disclosure Mortgage Insurance	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "The Debtor xx filed the bankruptcy under xx and the plan was confirmed on 12XX/2013. The bankruptcy was terminated on 07/XX/2014. The lender filed the POC on 02/7/2013 with POC amount of XXXX and arrearage of XXXX
The debtor proposes plan of reorganization (amended plan) on 10/25/2013 in which debtors list subject creditor under class-1a( impaired) secured claim and asserts secured claim by xx in the amount of XXXX and remaining portion in the amount of $135,488.50  will be treated as unsecured claim. As per plan, the debtor will pay secured claim of $252,000.00 with the interest rate of 5.25% with P&I of $1391.55 per month for 360 months.
Collection comments also support that the cram down in progress. As per comment dated 06/22/2015, it appears that the there is a cram down. No further details found regarding the same.
The borrower is making the payments as per bankruptcy chapter 11 Plan in the amount of $1391.55 with interest rate of 5.25%. The current UPB as per payment history is $238,373.20."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. The available final HUD-1 is not executed by the borrower. The same HUD-1 is considered to run the compliance ease."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 12/10/2012 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is XXXX	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per ROR, transaction date is xx. As per HUD-1, Settlement date is xx
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $527,715.43. The disclosed finance charge of $527,517.27 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test is fail. Loan data is $527,517.27 and allowed amount is $527,715.43. Hence, the variance is -$198.16.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $527,715.43. The disclosed finance charge of $527,517.27 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test is fail. Loan data is $527,517.27 and allowed amount is $527,715.43. Hence, the variance is -$198.16."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD-1, Settlement date is xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEse risk indicator is moderate as loan is failing for TILA Finance charge test and TILA Foreclosure Rescission Finance Charge Test:"
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "This loan is conventional and LTV is greater than 80%. Mortgage Insurance certificate is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3457337	xx	xx	xx	561-692	68388909	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,702.14	05/14/2021	Not Applicable	No	Bankruptcy	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$1,611.77	6.500%	360	360	xx	xx	$19,374.99	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Right of Rescission Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Loan is in active BK case."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test:FAIL, Loan Data:$330,031.82, Comparison Data:$330,215.77, Variance:-$183.95
TILA Foreclosure Rescission Finance Charge Test:FAIL, Loan Data:$330,031.82, Comparison Data:$330,215.77, Variance:-$183.95"
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx, which is after 6 days of the loan origination."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test:FAIL, Loan Data:$330,031.82, Comparison Data:$330,215.77, Variance:-$183.95
This loan failed the TILA finance charge test.
The finance charge is $330,215.77. The disclosed finance charge of $330,031.82 is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test:FAIL, Loan Data:$330,031.82, Comparison Data:$330,215.77, Variance:-$183.95
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $330,215.77. The disclosed finance charge of $330,031.82 is not considered accurate for purposes of rescission because it is understated by more than $35.
FAIL
This loan passed the TILA APR test due to one or"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA. The required state disclosure is missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43508464	xx	xx	xx	561-692	82006945	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,800.69	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$1,062.77	4.250%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Origination Appraisal Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The borrower’s income impacted due to covid-19 pandemic. The forbearance plan request has been submitted on 04/24/2020. No further proceedings found."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The borrower had filed Bankruptcy under the chapter 11 Case #xx. The plan was confirmed on xx. The bankruptcy case was fully terminated on xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     "According to Schedule D of voluntary petition dated xx, the loan has been determine to have an unsecured claim in the amount of $48,759.00."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 09/09/2019 to 11/27/2019 and 02/03/2020 to 04/07/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 05/01/2019 to 08/31/2019 and 12/01/2020 to 01/31/2020."	* LTV or CLTV exceeds 104% (Lvl 2) "According to Underwriting Transmittal, appraised value of the subject property is xx, which is less than the loan amount of xx Therefore LTV exceeds 104%."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Written or verbal dispute (Lvl 2)     "According to collection comment dated 11/08/2017, there is a verbal dispute between borrower and servicer. As per comment, the borrower is threatening to sue because they believe that the payments for November 2015 through April 2017 are to be moved to the end of the loan with no additional fees or interest. Borrower states that if they receive anything from Ditech that reflects these amounts, then they will hire their attorney and will also sue for all attorney fees that are being billed at $500 per hour."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located in Florida State. Following state disclosures are missing from the loan file.
1) Radon Gas Disclosure
2) Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
																																																																																																								* Initial Truth in Lending Disclosure is Missing (Lvl 2) "Initial TIL is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45467420	xx	xx	xx	561-692	68738964	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$1,511.16	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	Not Applicable	xx	$515.63	$550.27	6.250%	360	360	xx	xx	$2,717.20	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Property value crammed down (Lvl 4) "The borrower filed xx. As per the Voluntary petition, Schedule D the value of the property was $77,500 however, the secured claim was in the amount of XXXX It seems there is unsecured portion in the amount of $28,429.59. As per the appraisal commissioned on 11/19/2010 the valuation was reported as XXXX However, as per the Order determining value of the property located at xx the value of the property was declared as XXXX It seems the property value has been cramdown. The UPB as per the payment history is in the amount of $87,715.82. Unable to determine the exact amount of cramdown."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D of Voluntary petition shows that $28,429.60 as unsecured portion out of claim amount XXXX Comments indicate that Cramdown was pending."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "According to the updated title report dated 6/29/2018 the mortgage was originated on xx."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11588292	xx	xx	xx	561-692	82695460	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$1,886.90	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$393.56	4.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Dicsloures Loan Program Info Disclosure Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The borrower had filed bankruptcy under chapter 11 with the case #xxon and the plan was confirmed on xx. As per order confirming chapter 11 dated xx class xx, the rate of interest is 5.00% and the amount is $69,747.30 for 30 years. The proof of claim was filed on xx with the claim amount of $68,682.26 and the amount of arrearage is $534.66. The case was standard discharged and also got terminated on xx."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/2/2019, 7/2/2019 to 8/30/2019, 10/1/2019 to 5/29/2020, 7/2/2020 to 7/31/2020, 9/9/2020 to 10/30/2020, 12/2/2020 to 4/30/2021. However, we require the latest 24 months payment history. The payment history is missing from 6/1/2019 to 6/31/2019, 9/1/2019 to 9/30/2019, 6/1/2020 to 6/31/2020, 8/1/2020 to 8/31/2020, 11/1/2020 to 8/31/2020,11/1/2020 to 11/30/2020 and for 5/1/2021 to 5/31/2021."	* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of services providers disclosure is missing in the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "According to note and mortgage document there are two owner in the name of xx. According to Special Warranty Deed dated 8/XX/2008 the borrower is conveyed 100% interest to xx. However, the current property ownership is in the name of xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Describe the BK payment plan (Lvl 2)     "The borrower had filed bankruptcy under XXXX with the xx and the plan was confirmed on xx. The proof of claim was filed on 8/XX/2012 with the claim amount of $68,682.26 and the amount of arrearage is $534.66. The case was standard discharged also got terminated on 12XX/2012. As per order confirmation of XXXX plan dated 4/XX/2012, the subject creditor secured claim is in the amount of $69,747.30 has been re-amortize over 30 years with interest rate at 5.00% and the borrower promises to pay P&I in the amount of $374.42. Payment history reflects the borrower is making payments as per chapter 11 plan and xx. There is a reduction in interest rate and P&I."
* Settlement date is different from note date (Lvl 2)     "Final HUD-1 document indicates that the settlement date is xx. However, the original note date is xx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	16881566	xx	xx	xx	561-692	68130326	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,210.34	05/14/2021	Unavailable	No	Bankruptcy Filing	Chapter 7	xx	$0.00	No	xx	Not Applicable	$941.26	6.625%	360	360	xx	xx	$144,060.76	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/14/2015	$154,464.12	Not Applicable	4.250%	$669.79	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The payment history is available from 8/23/2016 to 1/12/2017. However, we require the latest 12 months payment history. The payment history is missing from 2/1/2017 to 4/30/2018."	* TIL not hand dated (Lvl 2) "The final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL state. The following state disclosures are missing from the loan file.
·Anti-Coercion Notice
·Title Insurance Disclosure
·Radon Gas Disclosure
·Insurance Sales Disclosure"
* Loan has been determined to have an unsecured debt (Lvl 2)     "The Schedule D of the voluntary petition shows that $44,437 as an unsecured portion out of claim amount $153,970. The value of collateral that supports this claim is $109,533. No comment indicating a cram down has been found."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50829866	xx	xx	xx	561-692	62235860	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,531.64	05/29/2021	Unavailable	No	Court Delay	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$920.59	5.750%	360	360	xx	xx	$13,209.31	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2013	$147,346.59	Not Applicable	4.000%	$615.82	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment dated 11/2/2020 states that the borrower was in active Covid-19 forbearance plan. However, no more details are available regarding Covid-19 impact."	* Payment History is not Complete (Lvl 3) "Payment History is available from 7/18/2016 till 4/20/2017 and 6/26/2017 to 6/27/2017; However, we required latest 12 months pay history. Payment history is missing from 5/1/2017 to 5/30/2017 and from 7/1/2017 till 4/30/2018."
* Title issue (Lvl 3) "Legal description on Final title policy does not match with legal on mortgage recorded on xx and deed recorded on xx. It can be cured by reaffirming of final title policy."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosures is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report dated on 6/22/2018 states that there is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from " xx to xx""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing in the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date present on HUD1 xx, which are different from each other."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37367233	xx	xx	xx	561-692	68224262	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,679.52	05/18/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,047.48	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	46.480%	First	Final policy	Not Applicable	$41,950.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower whereas, the unsigned copy of final Hud-1 is available in the loan file."
* Payment History is not Complete (Lvl 3)     "Payment history is available from 4/4/2016 to 7/10/2017. We require latest 12 months payment history. Payment history is missing from 5/1/2016 to 9/30/2016 and from 8/1/2017 to 4/30/2018.

Updated Comment:-
Payment history is available from 5/20/2019 to 6/20/2019, from 8/17/2019 to 4/12/2021. As we require 24 months payment history, the payment history is missing from 7/1/2019 to 7/31/2019."	* Settlement date is different from note date (Lvl 2) "According to the final HUD-1, the settlement date is xx which is different from note origination date that is xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17504015	xx	xx	xx	561-692	82509517	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,974.90	05/27/2021	xx	No	Court Delay	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,080.57	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/23/2020	Unavailable	Unavailable	Unavailable	$877.51	Unavailable	Unavailable	xx	xx	xx	xx	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 03/25/2020 states the borrower’s income impacted by covid-19 pandemic. No comments have been found regarding the covid-19 assistance."	* Payment History is not Complete (Lvl 3) "Payment History is available from 4/4/2011 till 11/21/2016; However, we required latest 12 months pay history. Payment history is missing from 5/1/2017 till 4/30/2018."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2)     "xx  had filed bankruptcy under Chapter-7  xx and the debtor was discharged on 9/8/2017. Motion for relief from automatic stay was not filed. The borrower is currently 21 months behind his scheduled payments. Latest BPO report dated on 3/10/2018 state that the subject property is currently owner occupied; however updated title report showing the current vesting in the name of original borrower xx husband and wife xx No further details are found regarding surrender in servicing comment."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State.  Following required state disclosures are missing from the loan file. 1.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans 2.Anti-Tying Disclosure 3.Financial Institution Choice of Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "Updated title report dated on 6/2082018 states that there is state tax lien against the subject property in the amount of $9088.82 which was recorded on 1/10/2017 and filed by xx and xx."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5144045	xx	xx	xx	561-692	19827	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,316.81	05/25/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$353.73	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD is not executed by the borrower."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3)     "As per the review of payment history as of 4/22/2021, the borrower is current with the loan and the next due date for payment is 1/1/2022. The last payment was received on 4/22/2021 in the amount of $467.90 which was applied for due date 12/1/2021. The current P&I is in the amount of $353.73 and current PITI is in the amount of $467.90 with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of $8,408.90."
* Active Judgment Against Borrower (Lvl 3)     "As per updated title report dated 6/25/2018 there are 9 civil judgments against xx in the amount of 11,382,860.19 which is greater than the subject mortgage amount. There are no identification information like SSN and DOB for verification."
* Payment History is not Complete (Lvl 3) "The payment history is available from 4/4/2016 to 2/8/2018, we require latest 12 months history for review, the payment history is missing from 3/31/2017 to 4/30/2018."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95897921	xx	xx	xx	561-692	68729690	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,871.61	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$791.03	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/30/2016	$213,775.97	Not Applicable	3.875%	$876.90	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The borrower had filed bankruptcy under Chapter 13 with the Case # xx and the plan was confirmed on xx. The POC was filed by the creditor on xx for the amount of $216,837.32 and the arrearage amount is $105,967.57. The case was Dismissed on xx for failure to make plan payments and the bankruptcy was terminated on xx ."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing in the loan file."
* Property Damage (Lvl 2)     "According the servicing comment dated 9/29/2017 Advised for forbearance plan due to the hurricane .Slandered that would be able to pay due to repairs and also borrower stated on 9/29/2017 that impacted by hurricane and not able to make payments account at this time due to repairs and need to be come. No further details have been found against the damage."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D of voluntary petition dated 12/1/2014 shows that the amount of secured claim without deducting the value of collateral $214,503.15 and the value of collateral that supports this claim is $116,038.00; however, the unsecured portion is $98465.15."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL state. The following state disclosure is missing in the loan file. ·Anti-Coercion Notice ·Title Insurance Disclosure ·Radon Gas Disclosure ·Insurance Sales Disclosure"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test:Result: FAIL;Loan Data:  $151,240.34;Comparison Data: $151,485.34; Variance: -$245.00. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $151,485.34. The disclosed finance charge of $151,240.34 is not considered accurate because it is understated by more than $100. TILA Foreclosure Rescission Finance Charge Test:Loan Data:  $151,240.34;Comparison Data: $151,485.34; Variance: -$245.00. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $151,485.34. The disclosed finance charge of $151,240.34 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test:Result: FAIL;Loan Data: $151,240.34;Comparison Data: $151,485.34; Variance: -$245.00. TILA Foreclosure Rescission Finance Charge Test:Loan Data: $151,240.34;Comparison Data: $151,485.34; Variance: -$245.00."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66764768	xx	xx	xx	561-692	89565751	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,067.12	04/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,181.60	5.875%	360	360	xx	xx	$73,502.71	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Active Judgment Against Borrower (Lvl 3) "Updated title report dated 06/18/2018 states that there is an open Hospital, Medical or Attorney Lien against the subject borrower xx in the amount of $1700.00 which was recorded on xx (prior to the subject mortgage) however, Short Form Title Policy is available in the loan file in which schedule B did not reflect above hospital lien."
* Deceased Borrower(s) (Lvl 3)     "As per comment dated 9/17/2014, borrower had deceased however updated title did not reflect that borrower had deceased also no probate, will/ death certificate found in the loan file. As per updated title current owner of subject property are same as at the time of loan origination."
* Payment history is incomplete/ missing (Lvl 3)     "Payment history is available for 5/13/2019 and 7/1/2019 to 5/7/2021. However, we require latest months of payment history. Payment history is missing from 6/1/2019 to 6/30/2019."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3)     "Borrower has filed bankruptcy under chapter 13 Case #xx on xx. POC was filed on xx which shows the amount of secured claim $162,712.91 and amount of arrearage $4,228.03. BK case was dismissed."
* Title issue (Lvl 3) "As per final Short Form Title policy dated xx located at “xx” shows that the subject property is vested in the name of xx however; updated title report dated 06/18/2018 shows Current owner is xx also Subject Mortgage and Warranty Deed which was recorded on xx shows the subject property is vested in the name of xx. “ An addendum to be added with policy to show the co-owner/co-borrower name of xx in vesting."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.Choice of Settlement Agent Disclosure
																																																																																																								2.Copy of Appraisal or Statement of Appraised Value."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88433504	xx	xx	xx	561-692	19849	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$342.45	05/20/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$615.20	5.875%	360	360	xx	xx	$9,742.50	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $615.20 with the rate of interest 5.875% and a maturity date of 6/XX/2037. The P&I as per payment history is the $420.21. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on 5/XX/2018. The modification document is not found in the loan file"
* The tape and file indicate the loan was modified - missing Mod (Lvl 4) "This is conventional fixed rate mortgage with P&I of $615.20 with the rate of interest 5.875% and a maturity date of 6/XX/2037. The P&I as per payment history is the $420.21. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on 5/XX/2018. The modification document is not found in the loan file"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The borrower had filed bankruptcy under Chapter 13 with case # xx and plan was confirmed on xx. The lender had filed POC on xx with the total amount $87,758.41 and amount of arrearage is $ 2,673.14. The bankruptcy file was dismissed on xx."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file. 1.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans, 2.Anti-Tying Disclosure, 3.Financial Institution Choice of Insurance Disclosure"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure document is missing in the given loan files."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54490727	xx	xx	xx	561-692	82465550	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,882.79	05/31/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$461.72	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	61.500%	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Missing Required State Disclosures Initial Escrow Acct Disclosure Right of Rescission Notice of Servicing Transfer Affiliated Business Disclosure Origination Appraisal	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 7/22/2020, the RFD was borrower is hospitalized for 6 days due to Covid-19."	* Payment History is not Complete (Lvl 3) "Payment history is available from 4/4/2016 to 12/1/2017. We require latest 12 months payment history; hence, payment history is missing from 12/2/2017 to 4/30/2018."
* Title policy missing (Lvl 3)     "Final Title policy is missing from the loan file. However, the values are updated by the commitment located at "xx"."
* Loan is Paid Off or Zero Balance - There is evidence in the file -  (Lvl 3)     "xx had filed relief under Ch-13 bankruptcy case# xx on xx and proposes a plan on xx in which debtor lists subject creditor as a secured creditor to which debtor will pay $742.00 per month through trustee and arrearage in the amount of $5,000.00. On xx subject creditor objects to confirmation of the plan as debtor asserts arrearage as $5,000.00 instead of $9,000.00 but later it is resolved by stipulation and adequate protection payments. Subject creditor filed Proof of Claim on xx  in which they asserts secured claim in the amount of xx (principal balance xx) including arrears of xx Ch-13 trustee filed “xx” which shows debtor made payment in the amount of xx towards principal and amount xx towards arrearage. It seems it is a partial payment made through BK as amount xx is still owed to creditor by the debtor, also payment history tape data as of April, 2018 shows the remaining principal balance in the amount of xx. All these sources/evidences shows there is still balance owed however comment dated 09/24/2014 states remaining balance is paid in full.

Update:
According to the payment history as of 5/1/2021, the borrower is current with the loan. The last payment was received on 5/1/2021 which was applied to 5/1/2021. The next due date for payment is 6/1/2021. The P&I is in the amount of $461.72 and PITI is in the amount of $795.72. The UPB reflected as per the payment history is in the amount of $11,415.26."
* Amount of title insurance is less than mortgage amount (Lvl 3) "As per commitment, the amount of insurance is xx and loan amount is xx as per note."	* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan files: MI Borrower's Bill of Rights, MI Consumer Caution and Homeownership Counseling Notice and Choice of Insurance Agent."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "As per the updated title report, the chain of assignment has been completed. Currently, the mortgage is with xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice service transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file; however, the values are updated as per the transmittal summary available in the loan file located at xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "As per the updated title report, the chain of assignment has been completed. Currently, the mortgage is with xx."	* DTI > 60% (Lvl 1) "Did not use for review."
																																																																																																									* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the tape data as of 4/30/2018, the UPB is in the amount of $26,748.85. According to the payment history as of 5/1/2021, The UPB reflected as per the payment history is in the amount of $11,415.26."	D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33286198	xx	xx	xx	561-692	89194102	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$2,814.13	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,490.68	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2012	$238,078.48	$41,477.00	2.000%	$595.36	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure
Missing Dicsloures
Notice of Servicing Transfer
Initial Escrow Acct Disclosure
HUD-1 Closing Statement
Origination Appraisal
Right of Rescission
Credit Application
Final Truth in Lending Discl.	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is missing from the file. Estimated HUD and Itemization are also missing."
* Title issue (Lvl 3)     "The subject mortgage was originated in the amount of xx with xx recorded on xx. However the final title policy at the time of origination is showing xx."
* Payment History is not Complete (Lvl 3)     "The payment history is available from 4/4/2016 to 11/29/2017, we need latest 12 months history for review, the payment history is missing from 12/1/2017 to 4/30/2018."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 4/4/2016 to 11/29/2017, we need latest 12 months history for review, the payment history is missing from 12/1/2017 to 4/30/2018."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the file."
* Title shows an assignment chain break (Lvl 2)     "The Chain of Assignment is not complete.  The original Lender of record is xx."
* Missing Required Disclosures (Lvl 2)     "The List of Service Providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Account Disclosure statement is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal from origination is missing from the file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Application Missing (Lvl 2)     "Applications from origination, initial and final, are missing from the file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the file."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "Original owners of record were xx. The property was granted from xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20411632	xx	xx	xx	561-692	89476276	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,485.91	04/30/2021	Unavailable	No	Modification/Short Sale Pending	Chapter 7	xx	$0.00	Not Applicable	xx	Not Applicable	$1,101.83	6.500%	480	480	xx	xx	$24,979.68	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/17/2012	$190,697.62	Not Applicable	4.750%	$927.97	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Title Evidence	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy at the time of origination and Title Commitment/Preliminary Policy are also not available in the file."	* Recent foreclosure sale/ sale is scheduled within 120 days of review date (Lvl 3) "Review of the collection comments from 1/15/2013 to 5/31/2018 and available document in the loan file states that the foreclosure was initiated and referred to attorney on 2/16/2017 and complaint was filed on 6/20/2017. The borrower applied for a modification and foreclosure file was placed on hold. The modification failed and foreclosure was resumed and sale date set for 04/12/2018. Modification trial approved on xx. Borrower made payments as agreed and permanent modification approved. As per comment dated 4/12/2018, Foreclosure placed on hold and sale date postponed to 07/05/2018 however there is no more information to know the current status of foreclosure."
* Recent Foreclosure Sale - Need Update (Lvl 3)     "Review of the collection comments from 1/15/2013 to 5/31/2018 and available document in the loan file states that the foreclosure was initiated and referred to attorney on 2/16/2017 and complaint was filed on 6/20/2017. The borrower applied for a modification and foreclosure file was placed on hold. The modification failed and foreclosure was resumed and sale date set for 04/12/2018.  Modification trial approved on 01/24/2018. Borrower made payments as agreed and permanent modification approved. As per comment dated 4/12/2018, Foreclosure placed on hold and sale date postponed to 07/XX/2018 however there is no more information to know the current status of foreclosure."
* Issue with the legal description or recorded instrument (Lvl 3)     "As per Updated Title Report dated 06/21/2018, there is mismatch found in legal description and in APN #.
1.Subject mortgage dated xx shows “xx”and Quitclaim Deed which was recorded on xx shows “xx”
2.Subject mortgage dated xx shows APN #xx and Quitclaim Deed which was recorded on xx shows APN #xx."	* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."
* Written or verbal dispute (Lvl 2)     "As per the comment dated 05/15/2020, there is dispute from EFX consumer for special comment code or narrative remarks. Also, the same comment shows the consumer request to remove dispute comment. No further details have been found regarding dispute matter."
* Property Damage (Lvl 2)     "As per comment dated 2/24/2016, Property has many home repairs however there no more information regarding damage amount and damage nature. As per comment dated 1/23/2018, subject property is in average condition however no need to repair."
* Final TIL Date after actual transaction date (Lvl 2)     "Final TIL dated is 8/XX/2007 which is same as closing date 8/XX/2007."
																																																																																																								* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule D of voluntary petition dated 06/XX/2011 shows amount of secured claim without deducting the value of collateral is 184,309.00 and value of collateral is xx however the unsecured portion is 44,309.00."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49024480	xx	xx	xx	561-692	19862	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$3,926.65	05/04/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$992.48	6.625%	360	360	xx	xx	$36,956.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/26/2018	$162,640.66	$34,480.66	3.750%	$515.88	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "Per the updated title report dated 6/28/2018 from ProTitle USA, the subject mortgage is in 2nd lien position due to an HOA lien open against the subject property in the amount of $1,307.84 which was recorded on 10/02/2012, in the favor of "xx". Subject property is located in the state of Massachusettes which a Super Lien State under the Uniform Common Interest Ownership Act."	* Only Estimated HUD in file (Lvl 3) "The HUD in the file is executed by the borrower and initialed by the settlement agent however it is marked as Estimated Statement at the top of the document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate for failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $204,633.01 $204,858.01 -$225.00.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )  The finance charge is $204,858.01. The disclosed finance charge of $204,633.01 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL $204,633.01 $204,858.01 -$225.00.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )  The finance charge is $204,858.01. The disclosed finance charge of $204,633.01 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state, however required state disclosure missing from loan file.
1. MA Smoke Detector Certificate.
2. Carbon Monoxide Alarms."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from loan file."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37002773	xx	xx	xx	561-692	68159839	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$2,365.82	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.81	6.875%	360	360	xx	xx	$32,161.37	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.197%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report, the subject mortgage is in other lien position. Subject mortgage was originated on dated 5/XX/2007 and was recorded on 6/XX/2007. Updated title report shows there are total five Utility liens on subject property.
1st Utility lien with the xx (prior to subject lien) in the amount of XXXX  Final Title Policy from origination does not reflect this lien as an exception to the policy.
Other 4 additional Utility liens that are recorded after the subject mortgage:
- Utility Lien with the xx in the amount of xx
- Utility Lien with xx in the amount of xx
- 2 Utility Liens with the xx in the amount of xx and recorded xx in the amount of xx
Property is located in CA State and updated title report states that there is possibility of foreclosure by non-mortgage liens."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the collection comment dated 4/6/2020, the borrower informed that she was not impacted by Covid-19, she was working from home. But, the 8/14/2020 shows the borrower is in a Covid-19 forbearance plan."
* Title Review shows major title concern (Lvl 4)     "Updated title report shows there are total five Utility liens on subject property.
1st Utility lien with the Department of Public Works Utility Billing & Services recorded xx (prior to subject lien) in the amount of xx  Final Title Policy from origination does not reflect this lien as an exception to the policy.
Other 4 additional Utility liens that are recorded after the subject mortgage:
- Utility Lien with the Department of Public Works Utility Billing & Services recorded xx in the amount of xx
- Utility Lien with Municipal Services Agency Consolidated Utilities Billing & Services recorded xx in the amount of xx
- 2 Utility Liens with the xx recorded xx in the amount of xx and recorded xx in the amount of xx
																																																																																																						Property is located in CA State and updated title report states that there is possibility of foreclosure by non-mortgage liens."	* Not all borrowers signed HUD (Lvl 3) "Final HUD in file is not executed by the borrower."			A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70429373	xx	xx	xx	561-692	82257106	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,186.25	04/07/2021	Unavailable	No	Other	Chapter 7	xx	$0.00	No	xx	Not Applicable	$410.01	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $410.01 with the rate of interest 5.250% and a maturity date of 08/01/2041. The current P&I as per payment history is the $439.51. However, there is increase in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 01/28/2020 states the loan was modified on 01/28/2020. However, the modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available in the file from 03/22/2017 to 03/05/2018; however, we require latest 12 months payment history; Payment history is missing from 3/6/2018 to 04/30/2018.

Update -
The payment history is incomplete. The payment history is available from 05/14/2019 to 08/22/2019 and 10/24/2019 to 12/31/2020 and 02/03/2021 to 04/30/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 09/01/2019 to 09/30/2019 and 01/01/2021 to 01/31/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2)     "The borrower had filed Bankruptcy under the chapter 7 Case #xx on xx. The bankruptcy was discharged on 07/XX/2015.  The notice of MFR filed on 6/XX/2015 shows that the debtors intention is to surrender the subject property and also the voluntary petition filed on 4/XX/2015 states that property will be surrendered to the subject creditor "xx". The comment dated 6/XX/2015 state that debtor intent to surrender: however updated title report dated 6/XX/2018 shows the ownership is the name of principal borrower."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Note date is xx."		A	B	Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68472225	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,607.42	05/26/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$608.30	6.500%	360	360	xx	xx	Not Applicable	FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance	xx	3: Curable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) ""This loan is FHA. The loan was originated on xx as an FHA loan with case # xx. However the MI certificate is missing from the loan file. No indication of any changes in loan type has been found in the loan file.""	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 5/29/2019, 7/3/2019 to 12/30/2020, 02/18/2021 to 5/3/2021 . However, we required complete 24 months payment history. The payment history is missing from 6/1/2019 to 6/30/2019, 01/01/2020 to 01/31/2021."	* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99851435	xx	xx	xx	561-692	19871	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$432.31	05/10/2021	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$573.81	7.250%	240	240	xx	xx	$8,948.44	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.569%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Dicsloures Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Title issue (Lvl 3) "According to warranty deed dated xx which was recorded on xx with the Book/Page# xx, the subject property was purchased by xx. The mortgage recorded on xx with Book/Page# xx has been signed by xx. However, the Final Title Policy dated xx was vested only in the name of xx.
An Addendum to final title policy along with the co-borrower name xx should be added."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment has not been completed as there is no assignment done by xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the AR state. The following state disclosure is missing from the loan file.
Choice of Insurance Disclosure."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow acct disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	64994134	xx	xx	xx	561-692	89407602	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Yes	Other	$0.00	$5,315.97	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,153.26	6.875%	360	360	xx	xx	$17,232.12	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2010	$493,845.72	Not Applicable	2.750%	$2,188.67	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to updated title report dated 06/24/2018 from xx there are two ECB lien open against the borrower.
1) There is an Environmental lien open against the borrower in the favor of “Environmental Control Board” in the amount of xx which was recorded on xx
2) There is an Environmental lien open against the borrower in the favor of “Environmental Control Board” in the amount of xx which was recorded xx
There is possibility of foreclosure of the subject property due to this open lien.
This can be cured by paying this lien with accrued interest and late charges."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 7/1/2020, the borrower was out of work due to covid-19. The borrower’s income has been affected by covid-19."	* Title Review shows major title concern (Lvl 3) "According to updated title report dated 06/24/2018 from xx, lien position of the subject mortgage changes to other as there is a senior mortgage open on the subject property of "xx" in the amount of xx recorded on xx in Instrument #xx. However, Title Policy at origination does not reflect this mortgage in its exceptions and Final HUD-1 does not show any payoff to "xx"."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is $663,940.78. However comparison data is $664,040.78 and variance is -$100.00."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "According to updated title report dated 06/24/2018, borrower "xx" transfers her 100% property interest to "xx" through a Bargain and Sale deed dated xx recorded in Instrument xx."
* Written or verbal dispute (Lvl 2)     "As per the comment dated 9/15/2020, the dispute has been received regarding payment."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to TILA failed for Foreclosure Rescission Finance Charge Test."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state, however required state disclosure missing from loan file.
1. NY Interest Rate Disclosure.
2. NY Hazard Insurance  Disclosure.
3. Mortgage Bankers and Exempt Organizations Preapplication.
4. Commitment Disclosure.
5. Lock-in Disclosure.
																																																																																																								6. Expiration of Lock-in or Commitment Period."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98421154	xx	xx	xx	561-692	62352815	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$10,354.61	05/24/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,930.42	5.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	18.133%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/29/2015	$381,888.31	Not Applicable	4.000%	$1,596.06	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Loan Program Info Disclosure Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/3/2020, the borrower has been impacted by covid-19 and the borrower was unable to work due to covid-19. The forbearance plan for 3 months began on 5/1/2020."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per the updated title report, the subject mortgage is in lower lien position as there are Multiple Municipal Liens against the subject property in the amount of xx in the favor of  xx which was recorded on xx The subject property is located in NY."
* Title Review shows major title concern (Lvl 4) "As per the updated title report dated xx there are Multiple Municipal Liens against the subject property in the amount of $1,890.18 in the favor of Environmental Control Board which was recorded on xx The subject property is located in NY. There is ia risk of property getting foreclosed due to above unpaid liens."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."
* Payment History is not Complete (Lvl 3) "The available payment history is from 11/8/2017 to 5/14/2018. However, we require the latest 12 months payment history. Payment history is missing from 6/1/2017 to 10/31/2017."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer Disclosure Document is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "·The subject property is located in NY state. The following state disclosure is missing in the loan file.
·NY Consumer Credit Disclosure / Fair Credit Reporting Notice
·NY Interest Rate Disclosure
·NY Hazard Insurance  Disclosure
·Tax Escrow Account Designation
·Mortgage Bankers and Exempt Organizations Preapplication
·Alternative Mortgage Transaction Disclosures
·Co-Signer Notice Requirements
·Default Warning Notice
·New York Real Property Escrow Account Disclosure
·Subprime Home Loan Counseling Disclosure
·Subprime Home Loan Tax and Insurance Payment Disclosure
·Subprime Home Loan Disclosure
·Commitment Disclosure
·Lock-in Disclosure
·Expiration of Lock-in or Commitment Period
·NY Consumer Credit Disclosure / Fair Credit Reporting Notice
·NY Interest Rate Disclosure
·NY Hazard Insurance  Disclosure
·Tax Escrow Account Designation
·Mortgage Bankers and Exempt Organizations Preapplication
·Part 80 Disclosure
·Alternative Mortgage Transaction Disclosures
·Co-Signer Notice Requirements
·Default Warning Notice
·Smoke Alarm Affidavit
·New York Real Property Escrow Account Disclosure
·Subprime Home Loan Counseling Disclosure
·Subprime Home Loan Tax and Insurance Payment Disclosure
·Subprime Home Loan Disclosure
·Commitment Disclosure
·Lock-in Disclosure
·Expiration of Lock-in or Commitment Period"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan fi;e."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Active Judgment Against Borrower (Lvl 2)     "As per the updated title report dated 6/22/2018, there is an active civil judgment in the favor of XXXX in the amount of XXXX which was recorded on 4/XX/2018."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41067937	xx	xx	xx	561-692	68883377	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,854.75	05/14/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,836.34	5.625%	360	360	xx	xx	$100,079.23	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2013	$369,935.43	Not Applicable	2.000%	$1,722.86	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all the borrowers."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in CA state, however required state disclosure missing from loan file.
1. Impound Account Disclosure.
2.Cosigner Notice.
3. Privacy Notice."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx."
* Title shows an assignment chain break (Lvl 2)     "As per review of updated title report dated 06/21/2018 the chain of assignment of mortgage is break between “xx”."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Settlement date is different from note date (Lvl 2)     "Settlement date is xx, which is different from note date of xx."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "According to updated title report dated 06/21/2018, there is IRS lien against the borrower in the amount of XXXX in favor of XXXX recorded on 03/XX/2011."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	64029498	xx	xx	xx	561-692	82253056	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$8,635.34	05/01/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,833.13	5.750%	480	480	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/14/2017	$348,108.34	$45,000.00	2.000%	$917.89	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Updated Comment: As per the comments dated 5/1/2020, the borrower’s income has been impacted due to covid-19. No further details have been found."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in NY state and the required disclosures for this state are missing from the loan file as follow.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. Tax Escrow Account Designation
4. Mortgage Bankers and Exempt Organizations Pre application
5. New York Real Property Escrow Account Disclosure
6. Commitment Disclosure
7. Lock-in Disclosure
																																																																																																								8. Expiration of Lock-in or Commitment Period"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40364354	xx	xx	xx	561-692	89407429	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$11,323.47	05/31/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,003.63	6.875%	360	360	xx	xx	$42,778.88	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2014	$329,891.76	$3,410.16	2.000%	$988.67	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The lien position of the subject went on second due to according to the updated title report dated 06/23/2018, there is an open senior mortgage found on the subject property in the amount of xx in the favor of “xx” which was recorded on xxprior to the subject mortgage. The satisfaction or release for this prior mortgage is not found. However, the final title policy at the time of origination does not shows any exception for the same."
* Title Review shows major title concern (Lvl 3)     "According to the updated title report dated 06/23/2018, there is an open senior mortgage found on the subject property in the amount of xx  prior to the subject mortgage. The satisfaction or release for this  prior mortgage is not found. However, the final title policy at the time of origination does not shows any exception for the same."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "the settlement date is different note date as the settlement date is xx. However the HUD-1 shows the settlement date as xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York State. The following state disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Hazard Insurance  Disclosure
3.Tax Escrow Account Designation
4.Smoke Alarm Affidavit
5.Commitment Disclosure
6.Expiration of Lock-in or Commitment Period
7.Co-Signer Notice Requirements
																																																																																																								8.Default Warning Notice"		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63043199	xx	xx	xx	561-692	62221798	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,288.03	05/28/2021	xx	No	Modification/Short Sale Pending	Chapter 7	xx	$0.00	No	xx	Not Applicable	$1,686.33	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	36.039%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	03/01/2012	$319,342.58	Not Applicable	2.250%	$1,483.18	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. HUD-1 Closing Statement Affiliated Business Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 3/26/2020, borrower’s income is impacted due to covid-19. Borrower is out of work due to covid and need payment assistance."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available and executed by the borrower but the point and fees are hand written."
* Foreclosure Delay or Contested (Lvl 3)     "According to the servicing comments the process has been placed on hold for client managed litigation and litigation action was filed on 12/22/2014 also the contested matter was identified and client received the contested/litigated matter on 10/31/2016. User has updated the hold type client managed litigation, end date changed to 6/20/2018. No further details have been found regarding the contested/litigated matter. Still the contested/litigated matter is not resolved."
* Payment History is not Complete (Lvl 3) "Payment history is available from 2/5/2018 to 5/10/2018; however we required latest 12 months complete payment history. Payment history is missing from 6/1/2017 to 1/30/2018."	* Evidence of Litigation (Lvl 2) "The foreclosure was initiated on the subject property. According to comment dated 6/12/2019, the matter is litigated and resolved at trial. As per comment dated 7/17/2019, the foreclosure file has been closed due to loan modification."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 4/30/2021, the UPB reflected in the amount of xxwhich is greater than the tape value."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to a review of the payment history as of 4/30/2021, the borrower is performing with the loan and the next due date for the regular payment is 6/1/2021.  The last payment was received on 4/30/2021 total in the amount of PITI $2,553.38 which includes P&I $1,808.98, which was applied for the due date of 5/1/2021.  The UPB reflected in the latest payment history is in the amount of $424,302.98. Borrower is current with the loan."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as This loan failed the TILA APR test.
TILA APR Test: FAIL  loan data:0.000%  comparison data:5.655%  variance-5.655%.
Final TIL is missing from the loan files. However, APR updated as 0.000% hence, annual percentage rate is less than stated original rate."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE Risk Indicator is "Moderate" as This loan failed the TILA APR test.
TILA APR Test: FAIL  loan data:0.000%  comparison data:5.655%  variance-5.655%.
The annual percentage rate (APR) is 5.655%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

Final TIL is missing from the loan files. However, APR updated as 0.000% hence, annual percentage rate is less than stated original rate."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56373409	xx	xx	xx	561-692	82704876	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,765.25	05/03/2021	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,013.23	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2018	$318,320.01	Not Applicable	6.375%	$1,835.35	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Title Policy Modification Missing Required State Disclosures	xx	3: Curable	* Title policy missing (Lvl 3) "The final title policy is missing from the loan file however the commitment is available at "xx"."
* Loan appears modified. Mod missing or unexecuted (Lvl 3) "The latest Loan Modification agreement was made between “xx (borrower) and “xx” (lender) on an effective date of xx which is not executed by the borrower. According to the MOD the borrower had given promise to pay the UPB of xx and also the borrower promise to pay the interest rate of 6.375 % with P&I $1,835.35 with fixed amortized type and the first payment had begun from xx and ends with the maturity date of 5/1/2058."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed the TILA finance charge test and the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
TILA Finance Charge Test: FAIL   Loan Data:$410,502.46   Comparison Data:$412,500.21   Variance-$1,997.75
Prohibited Fees Test: FAIL  Loan Data: $2,023.  Comparison Data:00 $0.00   Variance:+$2,023.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL   Loan Data:$410,502.46   Comparison Data:$412,500.21   Variance-$1,997.75
The finance charge is $412,500.21. The disclosed finance charge of $410,502.46 is not considered accurate because it is understated by more than $100."
* State Tax Judgment (Lvl 2)     "According to the updated title report there are two state tax judgments against XXXX in favor of Div of Taxation total in the amount of $ which were recorded on same date 4/27/2017."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
Prohibited Fees Test: FAIL  Loan Data: $2,023.  Comparison Data:00 $0.00   Variance:+$2,023.00"
* Missing Required State Disclosures (Lvl 2)     "The property is located in NJ state and the required disclosure for this state are missing from the loan file as follow.
1. NJ Attorney Disclosure
2. Unacceptability of Insurance Notice
3. Attorney Disclosure II
4. Tax Bill Information
5. Private Well Testing
6. Choice of Insurer Disclosure
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Provider disclosure is missing from the loan file."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5673476	xx	xx	xx	561-692	19894	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,208.76	05/05/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,032.83	7.125%	480	480	xx	xx	$3,331.05	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.924%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2015	$306,221.17	Not Applicable	4.125%	$1,303.72	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD -1 is not singned by borrower."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/8/2019 to 6/29/2019, from 8/7/2019 to 4/30/2020, from 6/5/2020 to 7/30/2020, from 9/4/2020 to 4/14/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019, from 5/1/2020 to 5/31/2020 and from 8/1/2020 to 8/31/2020."	* State Tax Judgment (Lvl 2) "As per updated title report there are four state tax lien judgment against the borrower open found in the total amount of XXXX below. :-
1) State tax lien judgment against the borrower in the amount of XXXX in favor of xx which was recorded on 11/XX/2010.
2) State tax lien judgment against the borrower in the amount of XXXX in favor of xx which was recorded on 11/XX/2013.
3) State tax lien judgment against the borrower in the amount of XXXX in favor of xx  which was recorded on11/XX/2014.
4) State tax lien judgment against the borrower in the amount of XXXX in favor of xx  which was recorded on 12/XX/2015."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at CA state.
Following state disclosure is missing from the loan file. :-
1) Impound Account Disclosure.
2) Private Mortgage Insurance Disclosure
3) Anti-Tying Disclosure.
4) Anti-Tying Disclosure
5) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Required Disclosures (Lvl 2)     "List of Service provider is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92343658	xx	xx	xx	561-692	68763204	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,906.98	05/11/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,741.83	$2,315.04	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$37,350.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2011	$322,315.36	$101,148.49	2.000%	$669.75	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is not signed by the borrowers,"
* Recent Foreclosure Sale - Need Update (Lvl 3)     "Available servicing comments and documents in file reveal that loan is in foreclosure since 2016. Foreclosure was referred to an attorney on 2/3/2016. Foreclosure complaint was filed on 6/29/2016. As per the foreclosure document located at”xx” states that the sale publication given on 7/22/2016, 7/29/2016, 8/5/2016 and 8/12/2016 in the xx newspaper.
As per the servicing comments dated 4/2/2018 state that sale was postponed from date 4/3/2018 to 6/5/2018.
Document located at ”xx” state that the sale was scheduled on 08/08/2017.
There is no active bankruptcy filing. However, comments stating borrower is trying for loss mitigation and comments dated 4/12/2018 states that the foreclosure was put on hold due to active xx. As per latest payment history states that the loan is delinquent for 22 months .The last payment received on 4/20/2018 which was applied due date of 6/1/2016 and next due date is 7/1/2016. Collection comments are available till 5/31/2018 only hence, unable to state the current status of FC proceeding and loss mitigation offer."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure document is missing in the given loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title shows an assignment chain break (Lvl 2)     "Updated title report dated 6/22/2018 states that there is break in chain of assignment from “xx."
* Settlement date is different from note date (Lvl 2)     "As per the HUD-1 document, the settlement date is given as xx."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75234932	xx	xx	xx	561-692	68254684	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,700.32	05/05/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,339.51	6.375%	360	360	xx	xx	$30,555.76	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	33.023%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Settlement date is different from note date (Lvl 2) "The Subject property is located in California (CA) state. As per final Hud-1, the Settlement date is xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing in the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in California (CA) state. The below Required State disclosures are missing in the given loan file.
1. Impound Account Disclosure
2. Cosigner Notice
3. Hazard Insurance Disclosure
4. Insurer RecommendationDisclosure
5. Anti-Tying Disclosure
6. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per ROR, the Transaction date is 4/XX/2006 which is not aligned with Original Note date of 4/XX/2006."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20387622	xx	xx	xx	561-692	89475828	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,232.02	05/03/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,626.57	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$105,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/04/2017	$295,367.58	Not Applicable	4.625%	$1,351.69	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Mortgage Insurance Origination Appraisal Initial Escrow Acct Disclosure	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per collection comment dated 08/06/2020 , the subject property had a fire damage.The xx restoration agreement was made to make the estimated repairs of $28,500.00.However as per comment dated 08/10/2020, the repairs had not been started. No more information has been found regarding the same." * Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 9/1/2020, states that the borrower is on active Covid-19 forbearance plan, hence the borrower income has been impacted by Covid-19."	* Missing Required State Disclosures (Lvl 2) "Subject property is located at TX state.
Following state disclosure is missing from the loan file. :-
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying.
3) Choice of Insurance Notice.
4) Collateral Protection Insurance Disclosure"
* Settlement date is different from note date (Lvl 2)     "As per note loan was originated on xx however, final HUD-1 show settlement date as xx which is different from note date."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. however, value is taken from 1008 (XXXX)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "Appraisal report is missing from the loan file. Hence, value is taken from the 1008. however, LTV is greater than loan 100.00%"		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$28,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46684061	xx	xx	xx	561-692	89565988	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,381.86	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	$0.00	Not Applicable	xx	Not Applicable	$1,795.07	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Secondary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/02/2014	$300,064.27	$90,019.28	2.000%	$636.07	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 5/15/2020 the borrower's income has been impacted due to covid-19. The borrower is out of work. No further details have been found."	* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $1,098.00."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.Anti-Coercion Notice
2.Radon Gas Disclosure
3.Insurance Sales Disclosure"
* Evidence in the file shows the property was surrendered to the courts/trustee (Lvl 2)     "Borrower has filed bankruptcy under chapter 7 xx on xx. POC was not filed. Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $1,098.00. As per statement of intention of voluntary petition, Debtor intent to surrender the subject collateral. Motion for Relief From Stay was filed on xx by the subject creditor. Order on Motion For Relief From Stay was filed on xx which states that the Motion for Relief from the Automatic Stay is Granted. Debtor discharge on xx and case get terminated on xx
																																																																																																								* TIL not hand dated (Lvl 2) "The Final TIL is not hand dated by the borrower."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63858886	xx	xx	xx	561-692	68903427	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,420.15	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	$0.00	No	xx	$1,741.67	$2,334.15	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	$76,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,110.62	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 3/XXv/2007 with fixed interest at the rate of 6.875% and P&I in the amount of $2,334.15. However latest payment history shows current P&I in the amount of $1,110.62.This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* Missing Required State Disclosures (Lvl 2) "Subject property is located at NY state.
Following state disclosure is missing from the loan file :-
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) NY Hazard Insurance  Disclosure.
4) Tax Escrow Account Designation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is $472699.12 which is comparison with $473014.12 and variance is -$315.00
The finance charge is $473,014.12. The disclosed finance charge of $472,699.12 is not considered accurate because it is understated by more than $100."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43185738	xx	xx	xx	561-692	68794516	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,906.70	05/28/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,476.32	9.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2010	$356,278.11	Not Applicable	3.125%	$1,613.59	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Mortgage Insurance	xx	4: Unacceptable	* Variation in Parcel number(APN#) (Lvl 3) "According to the updated title report dated 6/22/2018, there is a discrepancy in parcel number between mortgage and Tax certification report. The mortgage stating parcel number “xx”; However, the tax certificate and appraisal report have the parcel number as “xx”."
* MI, FHA or MIC missing and required (Lvl 3) "This is a conventional fixed rate loan with LTV > xx; However, MI certificate is missing in the loan file as the tape data reflects that the loan is insured."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in FL state. The following state disclosure is missing in the loan file.
·Anti-Coercion Notice
·Title Insurance Disclosure
·Radon Gas Disclosure
·Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing in the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61545495	xx	xx	xx	561-692	62073141	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$8,525.75	05/24/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,907.77	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/22/2015	$277,140.58	Not Applicable	5.500%	$1,429.41	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 12/4/2020, borrower and her husband were in hospital with covid. No further information has been found."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey State. The following required state disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34970978	xx	xx	xx	561-692	89474878	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,808.34	05/01/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,317.02	5.250%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/21/2014	$260,007.00	Not Applicable	5.250%	$1,297.10	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "The following required state disclosures are missing from the loan file:
Lead-Based Paint Disclosure,
 Carbon Monoxide Alarms,
MA Smoke Detector Certificate,
Notice of the Specific Reason for Denial of Credit,
Demonstration and Documentation of Compliance with Borrowers Interest Requirement."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The Servicing transfer disclosure is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38498937	xx	xx	xx	561-692	82456925	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,558.08	05/15/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,329.19	5.875%	360	360	xx	xx	$61,080.91	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/16/2012	$244,267.78	Not Applicable	4.625%	$1,117.84	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Missing Required Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The review of comment history dated 10/1/2020 shows that the borrower is on covid forbearance plan."	* Payment History is not Complete (Lvl 3) "The payment history is available from 4/4/2016 to 3/8/2018. However, the latest 12 months payment history is required. The payment history is missing from 4/1/2018 to 4/30/2018."	* ROR not hand dated by borrower(s) (Lvl 2) "The ROR is not hand dated by the borrower."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state. The following state disclosures are missing from the loan file.
·Lead-Based Paint Disclosure
·Mortgage Loan Application Disclosure
·Carbon Monoxide Alarms
·MA Smoke Detector Certificate
·Notice of the Specific Reason for Denial of Credit
·Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Form is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12484682	xx	xx	xx	561-692	82785047	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,817.97	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,441.12	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2015	$229,295.50	Not Applicable	4.125%	$976.22	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 04/04/2016 to 03/19/2018. However, we require latest 12 months of payment history. Hence, missing from 4/1/2018 to 4/30/2018."
* Payment History is not Complete (Lvl 3) "Payment history is available from 04/04/2016 to 03/19/2018. However, we require latest 12 months of payment history. Hence, missing from 4/1/2018 to 4/30/2018."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test and TILA Foreclosure Rescission Finance Charge Test: Loan Data:$291,892.39;  Comparison Data:$292,077.19;  hence, the Variance:-$184.80"
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Massachusetts (MA) state. The below Required State disclosures are missing in the given loan files.
1]Mortgage Loan Application Disclosure.
2]Carbon Monoxide Alarms."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test and TILA Foreclosure Rescission Finance Charge Test."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	64166584	xx	xx	xx	561-692	82707297	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$14,555.33	05/14/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,125.06	5.000%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/10/2012	$227,861.70	Not Applicable	5.000%	$1,098.74	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 11/4/2020 the borrower's income has been impacted due to covid-19. As per the comment dated the borrower works in a coffee industry and work has been slow. As per the comment dated 11/4/2020 the borrower is in a Covid-19 forbearance plan. No further details have been found."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files"
* State Tax Judgment (Lvl 2)     "Updated title report dated 6/27/2018 state that there is certification of tax warrant against the xx and xx (borrowers) in the amount of $719.86, recorded on 03/21/2011 and filed by Commissioner of Taxation and Finance. The satisfaction of tax lien document listed only xx (Borrower) and it doesn’t include xx (Co-borrower)."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease test failed for: This loan failed the TILA APR test, This loan failed the TILA finance charge test and TILA Foreclosure Rescission Finance Charge Test."
* Missing Appraisal (Lvl 2)     "Appraisal at the origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY state. The state disclosure missing from the loan files are: NY Consumer Credit Disclosure / Fair Credit Reporting Notice, Freedom to Choose InsuranceCompany and InsuranceProfessional, NY Interest Rate Disclosure, NY Hazard Insurance  Disclosure, Mortgage Bankers and Exempt Organizations Pre application."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test Result: FAIL, loan data: $189,089.26 comparison data: $193,336.82, variance: -$4,247.56
TILA Foreclosure Rescission Finance Charge Test Result: FAIL, loan data: $189,089.26, comparison data:  $193,336.82, variance:  -$4,247.56
TILA APR Test Result: FAIL, loan data 5.040%, comparison data 5.190%, variance:  -0.150%"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70018284	xx	xx	xx	561-692	19929	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$0.00	05/10/2021	Unavailable	No	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,331.78	6.000%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	$75,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/25/2017	$215,103.52	Not Applicable	6.000%	$1,183.53	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Origination Appraisal Title Evidence Notice of Servicing Transfer	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "The subject mortgage was originated on 06/24/2005 and recorded on 07/11/2005 however updated title report as of 6/29/2018 shows an open senior mortgage against the subject property in the amount of $50K which was originated on 06/1/2004 and recorded on 6/14/2004 as xx. Estimated HUD-1 does not show any payoff towards this senior mortgage and Final title policy is missing from the loan. No evidence found which confirms the release of this senior mortgage. Unable to determine if a title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "Subject mortgage is at second lien position as updated title report as of 6/29/2018 shows an open senior mortgage against the subject property in the amount of $50K which was originated on 06/1/2004 and recorded on 6/14/2004 as xx
* Missing Title evidence (Lvl 4) "The Final Title Policy from origination is missing from the loan file and title commitment was also not provided however the title policy was made under Master policy no:- EML262139 and subject mortgage is insured. Transaction certificate is located at xx	* Only Estimated HUD in file (Lvl 3) "HUD in file is executed however it is labeled Estimated Statement at the top of the document."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk indicator is Moderate for failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL.  Loan Data $192,896.70; Comparison Data $193,425.67; Variance of -$528.97.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )  The finance charge is $193,425.67. The disclosed finance charge of $192,896.70 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL.  Loan Data $192,896.70; Comparison Data $193,425.67; Variance of -$528.97.
																																																																																																								This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $193,425.67. The disclosed finance charge of $192,896.70 is not considered accurate for purposes of rescission because it is understated by more than $35."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11084653	xx	xx	xx	561-692	82247459	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$3,237.69	04/28/2021	xx	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.52	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	91.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$219,726.98	Not Applicable	4.250%	$952.78	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Good Faith Estimate Modification Origination Appraisal Initial Escrow Acct Disclosure	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the comment dated 6/30/2020, the loan modification was completed and the borrower is due for 7/1/2020. As per the comment dated 7/15/2020, the loan modification was completed on 7/XX/2020. As per the payment history transaction dated 8/27/2020, the UPB has been changed from $208,126.73 to $245,982.99. There is a reduction in P&I with respect to Note data which seems that there would be a possible modification."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage is at second lien position as According to the updated title report dated 6/21/2018, There is one  HOA lien in favor xx total in the amount of $866.71 which was recorded on 2/6/2017. The subject property is located in state of FL which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees."
* Title Review shows major title concern (Lvl 4) "According to the updated title report dated 6/21/2018, There is one HOA lien in favor xx total in the amount of $866.71 which was recorded on 2/6/2017. The subject property is located in state of FL which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/1/2019 to 5/31/2019, 10/1/2019 to 12/31/2020, and 2/1/2021 to 4/30/2021, however; it is missing from 6/1/2019 to 9/30/2019 and 1/1/2021 to 1/31/2021. As we require latest 24 months payment history."
* The foreclosure is contested by Borrower/ interested party (Lvl 3) "As per the comment dated 5/3/2019, the loan was in contested. No details have been found regarding the contested matter. As per the comment dated 6/18/2020, the contested matter is closed. However; no servicing comment has been found stating the contested matter is resolved."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file. 1.Radon Gas Disclosure 2.Insurance Sales Disclosure 3.Anti-Coercion Notice (“XXXX”) 4.Title Insurance Disclosure(“xx”)"
* LTV or CLTV exceeds 104% (Lvl 2)     "An appraisal report is missing from the loan file. However, the values are updated as per transmittal summary located at "39161278-Underwriting Transmittal-2716816013". The value of appraisal and the value used by lender for LTV is in the amount of xx. Hence, LTV exceeds 100%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Property Damage (Lvl 2)     "The comment dated 10/17/2017 states that the property is located in area impacted by the recent hurricane unable to remove at this time. No further details have been found regarding this hurricane damage."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file. However, the values are updated as per transmittal summary located at "xx"."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."	* DTI > 60% (Lvl 1) "Not in scope."	B	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42390106	xx	xx	xx	561-692	68952064	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,161.86	05/14/2021	Unavailable	No	FEMA Disaster	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$911.87	4.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	23.011%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/21/2015	$212,249.86	Not Applicable	4.125%	$903.65	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Affiliated Business Disclosure
Loan Program Info Disclosure
Right of Rescission
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Final Truth in Lending Discl.
Origination Appraisal	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "Payment history is available from 04/25/2018 to 05/11/2018. However, we require the latest 12 months payment history. Payment history missing from 06/01/2017 to 03/01/2018."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of service transfer is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: Loan data is 0.000% Comparison data is 2.702% hence, the variance is -2.702%
The annual percentage rate (APR) is 2.702%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Operative index value is unable to confirm (Lvl 2)     "The operative index is unable to determine from the available loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in South Carolina. The following required state disclosures are missing from the loan file.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
																																																																																																								* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan files."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27348862	xx	xx	xx	561-692	89473621	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	05/15/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.23	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/13/2020, the borrower has been impacted by covid-19 and the borrower’s income has been reduced due to covid-19."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $293,215.56. The disclosed finance charge of $292,785.56 is not considered accurate because it is understated by more than $100."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test::  Charged $292,785.56 Allowed $293,215.56 Over By -$430.00. Borrower to be refunded over charged fees $430.00 to cure."
* Property Damage (Lvl 2)     "Collection comment dated on 4/18/2018 states that there is roof damage and home owners is covering it. No details were found regarding the insurance claim; however the BPO report located at (“xx”) does not show any damages towards subject property"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17093954	xx	xx	xx	561-692	68824156	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,807.99	05/12/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,352.24	7.000%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	74.507%	First	Final policy	Not Applicable	$54,400.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2011	$221,325.46	$45,571.62	2.000%	$532.22	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by borrower."
* DTI > 60% (Lvl 2)     "As per the final application, the total monthly income is $2286 and total monthly debts are for the amount of $1704. However, the DTI is greater than 60%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Massachusetts State. The following required state disclosures are missing from the loan file.
1.Lead-Based Paint Disclosure
2.Mortgage Loan Application Disclosure
3.Carbon Monoxide Alarms
4.MA Smoke Detector Certificate
5.Notice of the Specific Reason for Denial of Credit
6.Demonstration and Documentation of Compliance with Borrower’s Interest Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
																																																																																																								* Not all borrowers signed TIL (Lvl 2) "The final TIL is not signed by all borrowers."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52151025	xx	xx	xx	561-692	19941	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,274.66	05/26/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,303.89	6.375%	360	360	xx	xx	$71,321.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2011	$219,977.23	Not Applicable	4.000%	$780.76	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 03/26/2020, the borrower’s income impacted by covid-19. No further details have been found regarding covid-19."	* Not all borrowers signed HUD (Lvl 3) "The final Hud is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "List of service providers are missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test."
* Active State Tax Lien Judgement. (Lvl 2)     "As per the updated title report dated 06/18/2018, there are 3 state tax liens, first was recorded on xx in the amount of XXXX in the favor of xx.
Second was recorded on xx in the amount of XXXX in the favor of xx. The third was originated on 09/XX/2011 in the amount of XXXX in the favor of The xx and the last was recorded on 1xx in the favor of xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the California (CA) state.The following state disclosures are missing from the loan files.
1.Cosigner Notice
2.Private Mortgage Insurance Disclosure
3.Earthquake Disclosure for Condominiums
4.Insurer Recommendation Disclosure
5.Anti-Tying Disclosure
6.Privacy Notice
7.Application for Credit-Married Persons
8.Fair Debt Collection Notice
9.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Right of Rescission Test: FAIL

This loan failed the TILA right of rescission test.
Closed-end
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per the updated title report dated 06/18/2018, there is one IRS lien in the amount of $111,799.70 in the favor of xx"		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94488021	xx	xx	xx	561-692	68223454	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$8,655.62	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,578.40	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2018	$200,151.50	Not Applicable	6.375%	$1,154.02	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "According to the updated title report dated 6/18/2018, there is one HOA lien in favor of xx total in the amount of xx which was recorded on 3/18/2018. The subject property is located in state of IL, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees"
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 6/18/2018, the subject mortgage is at second lien position as there is one HOA lien in favor of xx total in the amount of xx which was recorded on 3/18/2018. The subject property is located in state of IL, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees"	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 5/15/2019 to 5/29/2020, from 7/3/2020 to 8/29/2020, from 10/2/2020 to 10/30/2020, from 12/3/2020 to 1/30/2021 and from 3/5/2021 to 4/30/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/1/2020 to 6/30/2020, from 9/1/2020 to 9/30/2020, from 11/1/2020 to 11/30/2020 and 2/1/2021 to 2/28/2021."	* Missing Required Disclosures (Lvl 2) "The subject property is located in IL; However, the following required disclosures are missing from the loan file.
1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application.
2. IL Collateral Protection Insurance Notice"
* Missing Required State Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 6/18/2018, there are three state tax liens against the borrower "xx"  in favor of XXXX as follow.
First was recorded on 5/XX/2018 in the amount of XXXX
Second was recorded on 2/XX/2018 in the amount of XXXX
Third was recorded on 4/XX/2018 in the amount of XXXX
However, SSN#/DOB of the tax payer has not been provided to validate the lien."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "There is no assignment found in updated title report. As the current assignee is "xx."
																																																																																																								""		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88083480	xx	xx	xx	561-692	68524448	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,598.46	05/07/2021	xx	No	Moratorium	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.03	6.000%	360	360	xx	xx	$29,259.24	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Dicsloures	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per collection comment dated 12/12/2018, the principal borrower has been deceased. The death certificate issued on xx is located at "xx". As per Certification of death, the borrower (xx) was deceased on xx."	* Title Review shows different mtg holder of record (Lvl 2) "The loan was originated by “xx"."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of settlement service providers list is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29524627	xx	xx	xx	561-692	82441111	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$8,268.45	05/03/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,702.12	5.375%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	1-4 Family Rider Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "Payment history is available in the loan file from 04/4/2016 to 01/30/2018. As we require latest payment history of 12 months, payment history is missing from 02/1/2018 to 04/30/2018."	* Missing required 1-4 family rider (Lvl 2) "The subject property type is 2 family. The 1-4 family rider is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state, however required state disclosure missing from loan file.
1. Tax Escrow Account Designation.
2. Part 80 Disclosure.
3. Subprime Home Loan Counseling Disclosure.
4. Smoke Alarm Affidavit.
5. New York Real Property Escrow Account Disclosure.
6.Subprime Home Loan Disclosure.
7. NY Interest Rate Disclosure.
8. Expiration of Lock-in or Commitment Period."
* Property Damage (Lvl 2)     "The Property inspection report (xx) dated 02/23/2018 states that there is a roof damage. The nature and exact amount of damage is not provided. No further information is available whether the repairs have been done or not. The collection comments are not indicating any damages or repairs on property."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22661915	xx	xx	xx	561-692	68211959	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$2,718.41	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,245.03	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/06/2015	$188,197.97	Not Applicable	4.000%	$786.55	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Title Review shows major title concern (Lvl 4) "Updated Title Report dated 6/20/2018 shows, there are one active code enforcement lien has been found on updated title report;
1. There is an active code enforcement lien against the subject property in the amount of xx which was recorded on xx in favor of xx".
The subject property is in PA State which comes under super lien state." Said liens effect on subject property can be cured if all said unpaid liens are paid off."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "Review of updated title report dated 6/20/2018 shows that the subject mortgage went on second lien position as there are one Code liens open as below-
1. There is an active code enforcement lien against the subject property in the amount of xx which was recorded on xx in favor of “xx".
																																																																																																						The subject property is located in PA (Super lien) state and there can be possibility of foreclosure due to these unpaid Code Enforcement liens and it can be cured if these liens are paid off with unpaid interest &late fees (if any)."		* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69327719	xx	xx	xx	561-692	19956	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,458.41	05/12/2021	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,280.04	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	3: Curable	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "Updated title report dated 6/21/2018, states that there are total four IRS liens against the borrower in the total amount of $56768.07 which was filed by Department of the Treasury - Internal Revenue Service."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state, however required state disclosure missing from loan file. Lead-Based Paint Disclosure Mortgage Loan Application Disclosure Carbon Monoxide Alarms MA Smoke Detector Certificate Notice of the Specific Reason for Denial of Credit"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	509859	xx	xx	xx	561-692	68160878	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$2,992.40	05/03/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$905.67	$1,246.60	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2016	$182,981.48	$45,000.00	4.000%	$576.68	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure	xx	3: Curable		* Title issue (Lvl 3) "Successor and/or assignee clause is missing from short form title policy. Also clause 12C is not available."	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure, Interest-Only Feature Disclosure, is not executed by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90056231	xx	xx	xx	561-692	82515199	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,020.32	05/11/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.89	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/11/2016	$190,926.00	Not Applicable	5.750%	$1,017.42	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Affiliated Business Disclosure Missing Required State Disclosures Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 3) "The loan was modified on xx. The same was not executed by the borrower also the borrower has been making his payments as per the note terms. But as per the tape data, the loan was modified on xx and first payment begin on xx."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "Updated Title shows, Tax Sale was done for unpaid municipal liens under certificate XXXX, for the amount of XXXX However, it was redeemed on 3/XX/2009.  Another Tax sale was done for unpaid municipal liens under certificate # XXXX, for the amount of XXXX However, it was redeemed on 12/XX/2013."
* Missing Required Disclosures (Lvl 2)     "The following disclosures are missing from the loan files: NJ Application Disclosure, Delivery Fee Authorization, NJ Attorney Disclosure, Unacceptability of Insurance Notice, Attorney Disclosure II, Tax Bill Information, Private Well Testing, Commitment Disclosures, Choice of Insurer Disclosure and Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application. Lock-In Agreement is available from “XXXX"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL $257,378.34 $261,760.74 -$4,382.40. TILA Foreclosure Rescission Finance Charge Test: FAIL $257,378.34 $261,760.74 -$4,382.40. TILA APR Test: FAIL 5.811% 5.989% -0.178%. Prohibited Fees Test: FAIL $1,063.00 $0.00 +$1,063.00."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL $1,063.00 $0.00 +$1,063.00. This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Missing Required State Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $257,378.34 $261,760.74 -$4,382.40. TILA Foreclosure Rescission Finance Charge Test: FAIL $257,378.34 $261,760.74 -$4,382.40. TILA APR Test: FAIL 5.811% 5.989% -0.178%. This loan failed the TILA finance charge test. The finance charge is $261,760.74. The disclosed finance charge of $257,378.34 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $261,760.74. The disclosed finance charge of $257,378.34 is not considered accurate for purposes of rescission because it is understated by more than $35. This loan failed the TILA APR test.  The annual percentage rate (APR) is 5.989%. The disclosed APR of 5.811% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per updated title report, there is an IRS lien in the amount of $XXXX in the favor of Internal Revenue Service which was recorded on 8/XX/2016."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	16512299	xx	xx	xx	561-692	19960	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$3,278.62	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,534.71	4.875%	240	240	xx	xx	$27,620.77	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* The property has unrepaired damages (Lvl 4) "Collection comment dated 7/9/2020 reflects damage on the property due to water with loss amount of $14,000.00 on 3/30/2020. xx was filed. No comment was found stating repairs are completed."		* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers." * TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrowers." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate Business disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48063223	xx	xx	xx	561-692	89408397	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,456.96	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,253.98	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$53,600.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/23/2016	$174,300.85	Not Applicable	6.375%	$1,004.97	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures	xx	3: Curable	* Missing Required State Disclosures (Lvl 2) "Subject property is located at CO state.
Following state disclosure is missing from the loan file. :-
1) Collateral Protection Insurance Disclosure"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49265688	xx	xx	xx	561-692	62243081	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,267.97	04/05/2021	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,313.86	6.875%	360	360	xx	xx	$41,449.99	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2015	$170,881.81	Not Applicable	4.125%	$727.52	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer Title Policy	xx	3: Curable	* Title policy missing (Lvl 3) "The final title policy is missing from the loan file; however, the values are updated as per commitment located at "xx"."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed as no assignment has been done by the lender xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "The subject property is located in a FEMA designated disaster area (recent).
																																																																																																									However, as per the collection comments received as of 5/31/2018, no comments were found pertaining damage to the subject property."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54562109	xx	xx	xx	561-692	19974	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$631.18	$6,183.02	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,095.43	4.250%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Origination Appraisal Affiliated Business Disclosure	xx	3: Curable	* The property has unrepaired damages (Lvl 3) "As per comment dated 5/25/2020, the subject property had Windstorm damage.Howvere estimated cost of repairs have not been found. No information pertaining to completion of repairs and receipt of an insurance claim has been found."
* Written or verbal dispute (Lvl 3)     "The borrowers were offered a loan modification but co-borrower denied the modification due to charging the high escrow and verbally disputed it and he said that he would send the dispute in writing via Fax. No further information available in the recent 24 months servicing comments regarding current status of dispute matter."
* Title Review shows outstanding delinquent taxes (Lvl 3) "2016 and 2017 year taxes are delinquent and which are good through 6/21/2018 for the total amount of $631.18."	* Missing Required State Disclosures (Lvl 2) "The following state (SC) disclosures are missing from the loan file:

1. Agent Preference Disclosure
2. Casualty Insurance Disclosure"
* Property Damage (Lvl 2)     "The recent comment states that the subject property was damaged and repairs required but no evidences are available in recent 24 months servicing comments regarding the nature of damage, cost and current status of repairs."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file; however, appraisal vale of property is considered from the transmittal report."
* Title Review shows break in assignment  (Lvl 2)     "No single assignment of mortgage found in the updated title report."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file"		B	B	Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13703161	xx	xx	xx	561-692	82790883	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,478.64	05/29/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,005.61	5.875%	360	360	xx	xx	$5,194.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2018	$160,851.02	$21,891.02	3.625%	$548.79	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD 1 is not signed by borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan is failed to
1) TILA Finance Charge Test:
Loan Data $197,816.06 Comparison Data $198,111.94 and  Variance -$295.88
2) TILA Foreclosure Rescission Finance Charge Test:
Loan Data $197,816.06 Comparison Data $198,111.94 and  Variance -$295.88"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The complianceEase risk indicator is moderate due to
TILA Finance Charge Test:
TILA Foreclosure Rescission Finance Charge Test:"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is New Mexico state and in this state 1 disclosure is required and is missing from loan file as follows.
Freedom to Choose InsuranceCompany and InsuranceProfessional"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33785055	xx	xx	xx	561-692	68745739	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,080.38	04/26/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.54	7.250%	360	360	xx	xx	$74,758.67	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/06/2013	$158,505.05	Not Applicable	7.250%	$1,013.91	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The Comment history is incomplete. The Comment history is available from 12/16/2020 to 4/24/2021. However we require 24 month comment history. The Comment history is missing from 5/1/2019 to 11/30/2020."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 1/25/2021 to 4/26/2021. However, we require the latest 24 months payment history. The payment history is missing from 5/1/2019 to 12/31/2020."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is "Moderate" as This loan failed the prohibited fees test.
Prohibited Fees Test: FAIL  loan data:$50.00  comparison data:$0.00  variance:+$50.00"
* Property Damage (Lvl 2)     "The latest comment dated 4/18/2018 states that the borrower had water damage that ruin the home and had to move out the house to get it repaired ; however no further comment found regarding the repair of stated damage. Estimated cost is not mentioned. The latest comment dated 5/3/2018 state that property is occupied by the owner and also the latest inspection report dated 3/6/2018 state that property is owner occupied and no damages visible."
* Missing Required State Disclosures (Lvl 2)     "Property is located in VA state and the required disclosures are missing from the loan file as follow.
1. Disclosure of Charges For Appraisal or Valuation
2. Copy of Appraisal or Statement of Appraised Value"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "CE Risk Indicator is "Moderate" as This loan failed the prohibited fees test.
Prohibited Fees Test: FAIL  loan data:$50.00  comparison data:$0.00  variance:+$50.00
The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §6.2.326(2))
The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code
§6.2.328)"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow Account Disclosure is missing from the loan file."		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55863409	xx	xx	xx	561-692	68135132	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,062.18	04/26/2021	Unavailable	No	Not Applicable	Chapter 7	xx	$0.00	Yes	xx	Not Applicable	$1,084.46	6.750%	360	360	xx	xx	$21,606.92	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2017	$153,394.91	$32,272.40	2.000%	$366.79	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Payment history is incomplete/ missing (Lvl 3) "Updated Comment:
The payment history is available from 5/10/2019 to 10/30/2019, 12/2/2019 to 12/24/2019, 2/7/2020 to 4/26/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 11/1/2019 to 11/30/2019 and 1/1/2020 to 1/31/2020."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required State Disclosures (Lvl 2) "The subject property is located at MN State.
Following state disclosures are missing from the loan files.
MN Notice of Right to Discontinue Escrow
Interest Rate or Discount Point Agreement
Conditional Qualification/Approval Disclosure
Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of services providers disclosure is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file"
																																																																																																								* Title shows an assignment chain break (Lvl 2) "There is no any single assignment of chain found in the updated title report dated on 6/22/2018."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82560476	xx	xx	xx	561-692	68718920	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,410.34	05/14/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,230.00	5.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	37.026%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test is fail. Loan data is 5.000% and allowed is 2.032%. Hence, the variance is +2.968%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to state regulations fail for the late charge fee"
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Kansas State and the KS state requires total 1 disclosures which is missing from the loan file. 1)Signed Closed-end Credit Agreement Notice"		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45184646	xx	xx	xx	561-692	19994	xx	xx	xx	xx	xx	xx	New Hampshire	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$3,987.13	05/05/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$978.30	6.680%	360	360	xx	xx	$12,685.20	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2016	$159,737.31	Not Applicable	4.000%	$667.60	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Recent foreclosure sale/ sale is scheduled within 120 days of review date (Lvl 3) "According to collection comments, the foreclosure was initiated in xxand the file was referred to attorney on xx. After that a sale has been scheduled on xx. No further comments have been found regarding foreclosure. Borrower is delinquent from 04/01/2017. Bankruptcy is not file by the borrower after loan origination. Collection comments are available as of 05/31/2018, therefore unable to verify whether the sale held or not. Subject loan is now current."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA failed for Foreclosure Rescission Finance Charge Test."
* Written or verbal dispute (Lvl 2)     "As per the comment dated 07/25/2019, the dispute has been received from TRU consumer for claim victim of natural or declared disaster. The comment dated 01/27/2020 shows the borrower disputing is not liable for this account."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "According to updated title report dated 06/28/2018 the owner of the property is xx. As per the decree of divorce document on 02/21/2013, the borrowers xx". As per the Quitclaim Deed made on 3/XX/2013, the borrower "xx" quits his interest from the property."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is $204,379.59. However comparison data is $204,462.38 and variance is -$82.79."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26387055	xx	xx	xx	561-692	62094736	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,503.52	05/05/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.55	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2016	$149,532.60	Not Applicable	4.625%	$684.31	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "As comment dated 6/20/2016 states that the tenant had left the subject property and there are damages on the subject property. The nature of damage and exact amount of damage is not provided.
No details were found regarding the insurance claim.
Latest BPO report locator (XXXX”) does not show any damages towards the subject property."
* Missing Required Disclosures (Lvl 2)     "List of service disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Washington. The following disclosure are missing from the loan file.

1.Construction Lien Disclosure
2.Mortgage Loan Servicing Disclosure
3.Choice of Insurance Notice
4.Purchase Money Residential Mortgage Loan Closing Valuation Disclosure
5.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR document transaction date is 2/XX/2008 ; however the note date is 2/XX/2008. which are not consistent with each other."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $250,884.86. The disclosed finance charge of $247,348.86 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $250,884.86. The disclosed finance charge of $247,348.86 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Settlement date is different from note date (Lvl 2)     "As per HUD1 the settlement date is xx, which are different from each other."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA Finance Charge Test:  Charged $247,348.86 Allowed $250,884.86 Over By -$3536.00. Borrower to be refunded over charged fees $3536.00 to cure.
																																																																																																								Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: Charged 6.953% Allowed 6.772% Over By -0.179%"		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51831361	xx	xx	xx	561-692	89403775	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$7,420.47	05/04/2021	Not Applicable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.57	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of NJ.The following state disclosure are missing from the loan file.
1)NJ Application Disclosure
2)Delivery Fee Authorization
3)NJ Attorney Disclosure
4)Unacceptability of Insurance Notice
5)Attorney Disclosure II
6)Tax Bill Information
7)Private Well Testing
8)Lock-In Agreement
9)Commitment Disclosures
10)Choice of Insurer Disclosure
11)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Prohibited Fees Test: FAIL Loan Data $841.54  Comparison Data $0.00  Variance+$841.54

This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
																																																																																																								* Written or verbal dispute (Lvl 2) "As per the comment dated 01/22/2021, the borrower disputing for payments. No further details have been found regarding dispute matter."		A	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	16882828	xx	xx	xx	561-692	68698391	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,287.12	05/21/2021	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.83	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/10/2016	$134,783.16	Not Applicable	3.625%	$532.29	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures	xx	3: Curable	* Title Review shows break in assignment (Lvl 2) "According to the updated title report dated 6/21/2018 there is break in chain of assignment as the assignment needs from xx as a nominee for xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois State. The following required state disclosures are missing from the loan file.
1.IL Collateral Protection Insurance Notice
2.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79512091	xx	xx	xx	561-692	20020	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,811.73	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$869.78	6.750%	360	360	xx	xx	$7,359.74	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/08/2013	$131,465.17	Not Applicable	4.000%	$549.44	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "The subject property at the time of origination is vested in the name of xx(borrower) and xx with right of survivorship.
As per the Certificate of Death located at “xx” states that the borrower xx was deceased on xx. The updated title report and the servicing comments also state the same. Currently, the subject property is vested in the name of xx, surviving spouse."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at NC State. The following state disclosures are missing from the loan files.
·Amortization Schedule Disclosure
·Credit Property Insurance Disclosure
·Fee Agreement
·Priority of Security Instrument Disclosure
·Attorney Selection Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is note dated by borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80820709	xx	xx	xx	561-692	68820059	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,116.71	05/10/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$782.48	4.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$72,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$134,019.98	$31,786.23	2.000%	$309.59	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Loan Program Info Disclosure Final Truth in Lending Discl. Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "The payment history is available from 4/4/2016 to 1/3/2018. However we require latest 12 months payment history. The payment history is missing from 1/4/2018 to 4/30/2018."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 4/4/2016 to 1/3/2018. However we require latest 12 months payment history. The payment history is missing from 1/4/2018 to 4/30/2018."	* Missing Required State Disclosures (Lvl 2) "The property is located in state of Florida. The required state Disclosure missing from loan files are: Anti-Coercion Notice, Radon Gas Disclosure, Insurance Sales Disclosure"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 3.196%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20599111	xx	xx	xx	561-692	82764421	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$8,671.22	05/01/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$937.37	4.500%	360	360	xx	xx	$10,915.01	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Loan Program Info Disclosure	xx	2: Acceptable with Warnings	* Loan is Paid Off or Zero Balance - There is evidence in the file - (Lvl 4) "As per the comment dated 08/09/2019, the loan has been paid in full. According to the payment history as of 05/07/2021, the borrower is currently making the regular payments and the next due date is 06/01/2021. The new UPB is reflected in the amount of $103,688.12. Payment history transactions does not show the information regarding paid in full. Unable to be determined whether loan has been really paid in full or not."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 point and fees are hand written."
* Payment History is not Complete (Lvl 3) "The payment history is available from 04/04/2016 to 03/15/2018. The payment history is missing from 04/01/2018 to 05/30/2018 as we require latest 12 months payment history."	* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value because supportive documents are missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NY State. The following state disclosures are missing in the loan files.
XXXX
NY Interest Rate Disclosure,
NY Hazard Insurance DisclosureXXXX
Tax Escrow Account Designation,
Mortgage Bankers and Exempt Organizations Pre-application= XXXX
Part 80 Disclosure,
Alternative Mortgage Transaction Disclosures,
Co-Signer Notice Requirements,
Default Warning Notice,
Smoke Alarm Affidavit,
New York Real Property Escrow Account Disclosure,
Subprime Home Loan Counseling Disclosure,
Subprime Home Loan Tax and Insurance Payment Disclosure,
Subprime Home Loan Disclosure,
Commitment Disclosure,
Lock-in Disclosure,
Expiration of Lock-in or Commitment Period."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "The inspection report dated 04/25/2018 states that the very minor work needed to bring the subject property up to good condition(Mechanicals Intact).
The BPO Comprehensive report dated 04/30/2018 states that the total repairs cost is in the amount of $2,300.00. The servicing comments doesn't reflect any damages. No further information available whether the repairs completed or not."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18267657	xx	xx	xx	561-692	62158848	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,208.20	05/26/2021	Unavailable	No	Not Applicable	Chapter 7	xx	$0.00	Yes	xx	Not Applicable	$801.44	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/20/2015	$123,911.30	Not Applicable	6.125%	$692.60	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Final Truth in Lending Discl. Affiliated Business Disclosure Notice of Servicing Transfer	xx	3: Curable	* Missing Required State Disclosures (Lvl 2) "The subject property is located in New Jersey State. The required state disclosures missing from the loan files are: NJ Application Disclosure, Delivery Fee Authorization, NJ Attorney Disclosure, Unacceptability of Insurance Notice, Attorney Disclosure II, Tax Bill Information, Private Well Testing, Lock-In Agreement, Commitment Disclosures, Choice of Insurer Disclosure, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test:Result: FAIL; Loan data: 0.000%; Comparison Data: 6.125%; Variance: -6.125%."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:Result: FAIL; Loan data: 0.000%; Comparison Data: 6.125%; Variance: -6.125%.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.125%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of Services Providers is missing from the loan files."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51916744	xx	xx	xx	561-692	68723364	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,825.97	05/27/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.00	5.500%	360	360	xx	xx	$21,852.39	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/13/2010	$132,084.06	Not Applicable	2.000%	$539.31	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	3: Curable	* Title issue (Lvl 3) "As per deed dated xx, the property was transferred to xx their daughter and loan was originated on xx and recorded on xx by the same (all three). However, final title policy shows property was vested at the time of origination in the name of xx only instead of xx.
Replacement policy needed to add all three owners name on the vesting of final title policy."	* Some of the property interest was sold (Lvl 2) "As per updated title report dated 6/25/2018, xx (holder) agreed to released 0.090 Acre, more or less land from lien of mortgage to xx. The remaining property described in mortgage shall continue to be held under the provided terms. The partial release document states, this partial interest does not affect the personal liability of any person for payment of the indebtedness secured thereby."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files"		B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54240201	xx	xx	xx	561-692	62080136	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,345.12	05/29/2021	xx	Yes	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$769.65	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Final Truth in Lending Discl. Origination Appraisal Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 06/01/2019 to 07/09/2019, from 11/01/2019 to 04/30/2021. However, we require the latest 24 months of payment history. The payment history is missing from 05/01/2019 to 05/31/2019, from 08/01/2019 to 10/31/2019."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA failed for 'Right o Rescission Finance Charge Test'."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State .
Following disclosures are missing from the loan file.
1)Equal Credit Availability Notice
2)Insurance Tying Disclosure
3)Non-Deposit Insurance Disclosure"
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan contains multiple disclosures, including a Post Consummation Closing Disclosure, and the data required for determining TILA coverage conflicts between the PCCD and the last disclosure given at or prior to consummation.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.544%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
																																																																																																								* The foreclosure is contested by Borrower/ interested party (Lvl 2) "As per collection comment dated 9/27/2019, the foreclosure action was contested and the contested trial was scheduled on 10/XX/2019. Later, collection comment dated 1/XX/2020 states that foreclosure XXXXwas dismissed."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45865549	xx	xx	xx	561-692	20058	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,609.34	04/26/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$679.28	5.625%	360	360	xx	xx	$9,513.28	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2014	$108,213.65	Not Applicable	5.000%	$660.54	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures HUD-1 Closing Statement Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/22/2020, the borrower’s income has been affected by Covid-19. As per the comment dated 10/21/2020, the borrower was still not returned to work."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD1 is missing from the loan file; however, the values are updated from the estimated HUD1 which is located at 'xx'."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/1/2019 to 5/31/2019, 9/1/2019 to 7/20/2020, 9/1/2020 to 9/30/2020 and 11/1/2020 to 5/4/2021, however; it is missing from 6/1/2019 to 8/31/2019, 8/1/2020 to 8/31/2020 and 10/1/2020 to 10/31/2020. As we require latest 24 months payment history."	* Missing Required State Disclosures (Lvl 2) "The property is located in state of California. The following required State Disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The Note date is xx and the settlement date as per the estimated HUD1 is 6/XX/2007. However, the ROR transaction date is xx which is different from Note and estimated HUD1."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The Note date is xx and settlement date as per estimated HUD1 is xx which is different from Note date."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31831476	xx	xx	xx	561-692	89513939	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	xx	$0.00	$5,856.96	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$780.40	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Title Review shows major title concern (Lvl 4) "ProTitle has confirmed in their title report that, there are three HOA Lien /COA Lien against the property found in the total amount of $XXXX as below. :-
1) HOA Lien/ COA Lien against the property in the amount of xx favor of xx \ which was recorded on xx
2) HOA Lien/ COA Lien against the property in the amount of xx favor of xx which was recorded on xx
3) HOA notice of non- compliance in favor of xx which was recorded on xx however, the amount is unavailable.
The subject property located in TX  State. There is a risk of the property to be getting foreclosure due to above unpaid liens."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage is in lower lien position. ProTitle has confirmed in their title report that, there are three HOA Lien /COA Lien against the property found in the total amount of xx as below. :-
1) HOA Lien/ COA Lien against the property in the amount of xx favor of xxwhich was recorded on xx
2) HOA Lien/ COA Lien against the property in the amount of xx favor of xx which was recorded on xx
3) HOA notice of non- compliance in favor of xx. however, amount is unavailable.
The subject property located in TX  State. There is a risk of the property to be getting foreclosure due to above unpaid liens.
It can be cured by if the lien is payoff."	* Missing Required State Disclosures (Lvl 2) "Subject property is located at TX state.
Following state disclosure is missing from the loan file. :-
1) TX Loan Agreement Notice.
2) Commitment Requirement/Anti-Tying.
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure.
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?.
6) Insurance Solicitation/Post Commitment Requirement"
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21359256	xx	xx	xx	561-692	20069	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,398.62	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$794.19	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* ComplianceEase TILA Test Failed (Lvl 2) "This loan is failed the TILA APR test.
The disclosed APR of 6.499% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan is failed for the TILA finance charge test
The disclosed finance charge of $160,597.92 is not considered accurate because it is understated by more than $100.."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD the settlement date is xx."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed the TILA APR test and for the TILA finance charge test."	* The Loan is currently in Foreclosure (Lvl 1) "Review of collection comment and updated title report confirm that the subject mortgage was foreclosed and a trustee’s deed was recorded on 12/XX/2007 from xx to xxAfter that property was back given to borrower (xx) through a redemption deed which was recorded on 05/XX/2011."	D	D	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50331968	xx	xx	xx	561-692	82426883	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	xx	$0.00	$2,783.90	04/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$693.61	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/27/2007	$114,927.01	Not Applicable	6.250%	$750.00	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Origination Appraisal
Initial Escrow Acct Disclosure
Final Truth in Lending Discl.
Credit Application
HUD-1 Closing Statement
Missing Required State Disclosures
Affiliated Business Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to updated title report dated 06/27/2018, the subject mortgage is at second lien position as there is an active HOA lien against subject property in favor of "xx. The subject property is located in TX state. There is a risk of property getting foreclosed due above unpaid HOA lien. This can be cured by paying off said lien with delinquent interest and late charges."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "According to comment dated 4/1/2020, borrower’s income is impacted due to covid-19. Borrower stated she is out of work."
* Title Review shows major title concern (Lvl 4)     "Updated title report dated 6/27/2018 shows one active HOA lien against the subject property in favor of “xx”  for the default amount of $ XXXX which was recorded on 05/XX/2009. The subject property is located in the TX state. There is a risk of property to be getting foreclosed due above unpaid lien."
* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is located in TX state. The subject mortgage was originated in xx. The loan was modified (xx) on 8/XX/2007. However, we do not have recorded copy of MOD. Hence, unable to confirm whether the MOD was recorded in correct County or not."	* Title issue (Lvl 3) "According to updated title report dated 6/27/2018 , the warranty deed recorded on xx with instrument#xx reflects ownership of the subject property was vested in the name of "xx"; However, the final title policy at origination located at "xx" dated xx states that the insured title is vested only in the name of "xx"."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with itemization and estimated HUD are missing in the loan file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Property Damage (Lvl 2)     "As per servicing comment dated 08/29/2017, the subject property had roof damage due to hurricane "XXXX". The following comments dated 10/17/2017 shows that insurance claim for the loss amount of $1902.23 received by the claim department.  Details regarding the repair are unavailable."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with 1008 is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "As per updated title report dated, the assignment of mortgage has been incomplete. The assignment from "xx"
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Texas (TX) state. The below Required State disclosures are missing in the given loan files.
1] TX Loan Agreement Notice
2]Commitment Requirement/Anti-Tying.
3]Choice of Insurance Notice.
4]Collateral Protection Insurance Disclosure.
5]Non-Deposit Investment Product Disclosure Are there any promotional materials.
6] Insurance Solicitation/Post Commitment Requirement."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36363798	xx	xx	xx	561-692	20083	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,083.22	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$589.17	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	54.406%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2015	$84,483.50	Not Applicable	4.250%	$366.34	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 3/27/2020, borrower’s income is impacted due to covid-19. Borrower is out of work."	* Deceased Borrower(s) (Lvl 3) "Loan was originated in the name of xx, a single man, as joint tenants with full rights of survivorship. As per death certificate available in file located at "xx" xx passed away on xx. Updated title report shows current owner xx, Surviving Tenant."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is failed for the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for the TILA finance charge test. The finance charge is $116,333.31. The disclosed finance charge of $115,957.48 is not considered accurate because it is understated by more than $100."
																																																																																																								* Property Damage (Lvl 2) "Comment dated 04/30/2018 states RFD is Property Problem. And comment dated 03/05/2018 shows evidence of damage on the property. However, no nature of damage or estimated repair cost has been found."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94036928	xx	xx	xx	561-692	89474862	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,705.70	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$591.09	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Missing Required Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Virginia State and the VA state requires total 2 disclosures, all are missing from the loan file.
1)Disclosure of Charges For Appraisal or Valuation
2)Affiliated Business Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer document is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32411655	xx	xx	xx	561-692	89408689	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,271.70	05/26/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$625.21	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Missing Required State Disclosures (Lvl 2) "The subject property is located in TN State. The following state disclosures are missing in the loan file.
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment"
* The property has unrepaired damages (Lvl 2)     "As per servicing comment dated 2/28/2017, the borrower had spent $5000 for home repair; however, details regarding the damage are unavailable. Latest comments show that the property is in good condition.

Update: The latest servicing comments as of 4/30/2021 does not reflect damage to the property. No comments are available regarding repair also."
																																																																																																								* Property Damage (Lvl 2) "As per servicing comment dated 2/28/2017, the borrower had spent $5000 for home repair; however, details regarding the damage are unavailable. Latest comments show that the property is in good condition."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32063959	xx	xx	xx	561-692	82431804	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,329.32	05/01/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$624.49	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/04/2017	$75,384.21	Not Applicable	3.875%	$309.22	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Mortgage Insurance	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 01/12/2021, the borrower was laid off. No details have been found regarding the Forbearance plan."	* Recent foreclosure sale/ sale is scheduled within 120 days of review date (Lvl 3) "As per collection comments, the loan is active in foreclosure. The collection comment indicates that the foreclosure was initiated on loan. The foreclosure was referred to attorney on xx. As per comment dated 05/29/2018, the sale was scheduled for xx (may be this can be a projected date). However, the collection comments are available till 05/31/2018 only. So unable to confirm the property has been sold or not on a same scheduled date.
No bankruptcy has been filed by the borrower. As per available payment history borrower is delinquent for 7 months. No further information available in the loan file regarding FC proceedings. Subject loan is now current."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Virginia State and the VA state requires total 2 disclosures both are missing from the loan file
1) Disclosure of Charges For Appraisal or Valuation
2) Affiliated Business Disclosure."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional and LTV is greater than 80%. The MI certificate is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29212072	xx	xx	xx	561-692	62369952	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,610.85	05/05/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,112.62	6.000%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Payment history missing (Lvl 3) "Payment history is available from 4/4/2016 to 2/15/2018; however we required latest 12 months complete payment history. Payment history is missing from 2/16/2018 to 4/30/2018.
Updated: Recent 24 months payment history is available in the loan file."	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed the TILA finance charge test and TILA foreclosure rescission finance charge test.
TILA Finance Charge Test: FAIL  loan data:$112,741.47   comparison data:$113,269.67  variance:-$528.20
TILA Foreclosure Rescission Finance Charge Test: loan data:$112,741.47   comparison data:$113,269.67  variance:-$528.20"
* ComplianceEase TILA Test Failed (Lvl 2)     "CE Risk Indicator is "Moderate".
This loan failed the TILA finance charge test.
The finance charge is $113,269.67. The disclosed finance charge of $112,741.47 is not considered accurate for purposes of rescission because it is understated by more than $35.

 This loan failed TILA foreclosure rescission finance charge test.
TILA Finance Charge Test: FAIL  loan data:$112,741.47   comparison data:$113,269.67  variance:-$528.20
TILA Foreclosure Rescission Finance Charge Test: loan data:$112,741.47   comparison data:$113,269.67  variance:-$528.20"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22101688	xx	xx	xx	561-692	68875342	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,872.85	05/04/2021	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.95	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/05/2016	$71,840.40	Not Applicable	6.250%	$887.00	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state, however required state disclosure missing from loan file.
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2. NY Interest Rate Disclosure.
3. NY Hazard Insurance  Disclosure.
4. Mortgage Bankers and Exempt Organizations Preapplication."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from loan file."
																																																																																																								* State Tax Judgment (Lvl 2) "Review of updated title report dated 6/15/2018, there are state tax lien against the borrower 'xx in total amount XXXX in favor of xx."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39176778	xx	xx	xx	561-692	82346771	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$4,393.22	04/23/2021	xx	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$566.46	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	63.750%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2018	$73,240.70	Not Applicable	6.250%	$415.82	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "According to the collection comment dated 03/22/2018, the primary borrower xx was deceased on xx and the xx was deceased on xx. However the death certificate is not available in loan file."
* Payment history missing (Lvl 3)     "the payment history is available from 04/04/2016 to 02/27/2018. We require latest 12 months payment history. However, it is missing from 03/01/2018 to 04/30/2018.

Updated Comment:-
Recent 24 months payment history is available."
* Issue with the legal description or recorded instrument (Lvl 3) "According to the updated title report dated 06/22/2018, the loan was originated on xxwith borrower "xx", but they transfer their interest to "xx" through the Quitclaim Deed dated xx. However, this Quitclaim Deed is hand written."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "According to the updated title report dated 06/22/2018, the loan was xx" through the Quitclaim Deed dated 10/XX/2006. Hence, the property owner is not the borrower."
* Active State Tax Lien Judgement. (Lvl 2)     "According to the updated title report dated 06/22/2018, there are seven active state tax liens found against the subject borrower in the combined amount of $ XXXX in the favor of “State of Ohio Department of Taxation”"
* DTI > 60% (Lvl 2)     "Not in current scope."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to TILA Finance Charge Test:
Loan Data $112,037.30 Comparison Data $112,298.94 Variance -$261.64"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is moderate due to TILA Finance Charge Test:"
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date as the note date is 05/XX/2018 and the settlement date is 05/XX/2018."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55083100	xx	xx	xx	561-692	82516486	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,084.09	05/01/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.50	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Payment History is not Complete (Lvl 3) "Payment history is available in the file from 4/4/2016 to 1/22/2018; however, we require latest 12 months payment history , Payment history is missing from 2/30/2018 to 4/30/2018."
* The property has unrepaired damages (Lvl 3)     "As per comment dated 9/1/2020, the subject had had roof damage due to Storm. The borrower had filed insurance claim and waiting for the response. However estimated cost of damage and no comment found regarding repairs are done."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per PH the current UPB is xx, which is 25% lower than UPB reflected by Tape data xx."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas State and the TX state requires total 8 disclosures all are missing from the loan file.
1)TX Loan Agreement Notice
2)Commitment Requirement/Anti-Tying
3)TILA Disclosures in Spanish
4)Choice of Insurance Notice
5)Collateral Protection Insurance Disclosure
6)Non-Deposit Investment Product Disclosure Are there any promotional materials?
7)Insurance Solicitation/Post Commitment Requirement
																																																																																																								8)Construction Loan Disclosure"		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81425371	xx	xx	xx	561-692	68894808	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$746.23	05/21/2021	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$493.93	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/29/2014	$71,221.59	Not Applicable	7.500%	$468.69	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Title Review shows major title concern (Lvl 4) "There are 4 active Code enforcement liens and their notice of hearings respectively are available in the updated title report for the total amount of $1,525.00 in favor of "xx" and all were recorded in between 2011 and 2012 and there is a "Order to Repair" is available in the updated title report which is in favor of "xx" and it was recorded on 8/28/2012. The subject property is located in Indiana where there is a risk of property to be getting foreclosed due to these unpaid Code enforcement liens."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is currently in lower lien position as there are 4 active Code enforcement liens and their notice of hearings respectively are available in the updated title report for the total amount of xx in favor of "xx" and all were recorded in between 2011 and 2012 and there is a "Order to Repair" is available in the updated title report which is in favor of "xx" and it was recorded on 8/28/2012."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is "Moderate" as this loan failed the Indiana license validation test: (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test: (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC."
																																																																																																								* Written or verbal dispute (Lvl 2) "Borrower disputed regarding credit bureau but no through details found in the recent 24 months servicing comments regarding it and the comment dated 8/9/2017 states that the dispute regarding credit bureau was removed."		A	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63791550	xx	xx	xx	561-692	62317370	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,385.69	05/28/2021	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$511.63	7.250%	360	360	xx	xx	$6,227.10	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is located at "xx" which is not signed by the borrower."
* Payment History is not Complete (Lvl 3)     "The payment history is available from 4/4/2016 to 2/24/2018. However, we require the latest 12 months payment history. The payment history is missing from 3/1/2018 to 4/30/2018.
Updated Comment: Recent 24 months of payment history is available."	* Loan has been determined to have an unsecured debt (Lvl 2) "Schedule D of the voluntary petition shows that $1,056 as an unsecured portion out of claim amount $70,000. The value of collateral that supports this claim is $71,056. No comment indicating a cram down has been found."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MI  state. The following state disclosures are missing from the loan file.
·MI Borrower's Bill of Rights
·MI Consumer Caution and Homeownership Counseling Notice
·Choice of Insurance Agent"
* Missing Required Disclosures (Lvl 2)     "The list of Service Provider disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Form is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42947047	xx	xx	xx	561-692	82421703	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$724.81	04/26/2021	Unavailable	No	Not Applicable	Chapter 7	xx	$0.00	Yes	xx	Not Applicable	$472.07	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	Unavailable	xx	xx	xx	xx	Affiliated Business Disclosure Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The modification agreement is not signed by the borrower.

QC finding --- The loan has not been modified since the origination.

Updated comment
This is conventional fixed rate mortgage with P&I of $472.07 with the rate of interest 7.250% and a maturity date of 7/1/2036. The P&I as per payment history is the $325.78. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on 3/1/2018. The modification document is not found in the loan file"	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Missing Required Disclosures (Lvl 2) "The List of Service Provider Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "The subject property is a manufactured home. There is affidavit of affixation document (xx) is found in the loan file. It indicates that, the wheels, axles were removed and placed it to the permanent foundation. The final title policy at the time of origination also states that the home is affixed to land with xx. The Manufactured Home Rider to Mortgage also states the same VIN #."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note origination date is xx However as per HUD-1 the settlement date is xx."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28394844	xx	xx	xx	561-692	20127	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,627.45	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$843.31	6.625%	240	240	xx	xx	$27,111.51	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/05/2016	$60,548.65	Not Applicable	5.625%	$420.79	xx	Financial Hardship	xx	xx	xx	xx	Missing Required Disclosures Affiliated Business Disclosure Notice of Servicing Transfer Final Truth in Lending Discl. Missing Required State Disclosures	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 3) "The copy of subject mortgage (Instr/Book/page#xx) and assignment of mortgage (Book/page#xx) which are available in updated title report are consolidated and recorded consecutively instead of recording both document individually."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate as this loan failed the TILA APR test: The annual percentage rate (APR) is 6.976%. The disclosed APR of 0.000% is not considered accurate because

TILA APR Test: FAIL      Charged: 0.000%      Disclosed: 6.976%     Variance:  -6.976%"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test: The annual percentage rate (APR) is 6.976%. The disclosed APR of 0.000% is not considered accurate because

TILA APR Test: FAIL      Charged: 0.000%      Disclosed: 6.976%     Variance:  -6.976%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (SC) disclosure is missing from the loan file:

																																																																																																								1.Agent Preference Disclosure"		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69263853	xx	xx	xx	561-692	82853681	xx	xx	xx	xx	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,683.99	05/05/2021	Unavailable	No	Delay in Return of Requested Docs	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,588.51	5.375%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Right of Rescission Credit Application Origination Appraisal Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Matured Loan (Lvl 4) "The loan was originated on 9/19/2005 with maturity date 10/01/2020. The loan has not been modified since origination."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."
* Recent Foreclosure Sale - Need Update (Lvl 3) "According to collection comments, the foreclosure was initiated in xx and referred to attorney on xx. A complaint for the same had been filed on xx. After that according to comment dated xx and “Notice of Sale” available in the updated Title report dated xx, a sale of the subject property has been schedule on xx. There is no active bankruptcy on the loan neither any loss mitigation activity found. No further information found regarding the foreclosure proceedings. Subject loan is now current."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the given loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the given loan files."
* Settlement date is different from note date (Lvl 2)     "The settlement date is 9/XX/2005 and original note date is 9/XX/2005. Both are different."
* Application Missing (Lvl 2)     "Final 1003 is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplainceEase Risk indicator is "Moderate".
This loan failed the TILA APR test: Loan Data: 0.000% Comparison Data: 5.640% Variance: -5.640%"
* Missing Appraisal (Lvl 2)     "Appraisal report at origination time is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed.
This loan failed the TILA APR test.  The annual percentage rate (APR) is 5.640%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business disclosure document is missing in the given loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Oregon. The following required State Disclosure is missing in the loan file.
1. Oregon Forced Placed Insurance Notice
2. Notice where Escrow Account is NOT Required
3. Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
																																																																																																								7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92244490	xx	xx	xx	561-692	68544558	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$721.09	05/27/2021	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.92	7.125%	360	360	xx	xx	$43,046.03	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.525%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Missing Required State Disclosures	xx	4: Unacceptable	* Title policy missing (Lvl 3) "Final title policy is missing from loan file, however commitment is available at locator (xx). All information is captured from the title commitment."
* Issue with the legal description or recorded instrument (Lvl 3) "Updated title report shows that there is inconsistency found in legal description between subject mortgage and warranty deed which was recorded on xx. Legal description in subject mortgage is in elaborate manner however deed shows legal description is in short manner. Parcel ID is same on both deed and in subject mortgage."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in NC state, however required state disclosure missing from loan file.
1.Amortization Schedule Disclosure.
2.Credit Property Insurance Disclosure."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89475342	xx	xx	xx	561-692	68403718	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$338.19	03/19/2021	Unavailable	No	Loss Mitigation	Chapter 7	xx	$0.00	No	xx	Not Applicable	$480.38	6.375%	360	360	xx	xx	$12,814.26	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Modular Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection comment dated 5/1/2020, the borrower income was impacted by covid-19. No further details have been found."	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is available in the loan file. However, the same is not signed by the borrower."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL $97,012.95 $98,159.36 -$1,146.41.
TILA Foreclosure Rescission Finance Charge Test: FAIL $97,012.95 $98,159.36 -$1,146.41."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosures is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $98,159.36. The disclosed finance charge of $97,012.95 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $98,159.36. The disclosed finance charge of $97,012.95 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The following disclosures are missing from the loan files, Equal Credit Availability Notice, Insurance Tying Disclosure and Non-Deposit Insurance."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45566340	xx	xx	xx	561-692	20138	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,507.59	05/17/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$364.57	6.125%	360	360	xx	xx	$17,330.23	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Recent Foreclosure Sale - Need Update (Lvl 4) "Available servicing comments and documents in file reveal that foreclosure was initiated in loan by filing referral 2/28/2018 by attorney. According to collection comment dated 5/10/2018, foreclosure sale schedule for 6/7/2018. We are unable to confirm that the sale has been held or not as we have collection comments till 05/31/2018. However, the updated title report dated 6/27/2018 reflects the ownership of the property is still vested in the name of the borrower "xx"."	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description of subject mortgage dated xx; recorded on xxshows " xx, as shows by map of the same in Map Book xx, Also of record in Map xx."
* Payment History is not Complete (Lvl 3)     "The latest payment history is available from 3/1/2009 to 2/26/2018. however, we required latest 12 months payment history. Payment history is missing from 3/1/2018 to 4/30/2018.
Updated: Recent 24 months payment history is available."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the brokerage/finder fee test.
Loan data is $1784.01 which is comparison with +$583.99
which is include -
Loan Origination Fee-  $795.00
802 Loan Discount Fee-  $675.01
Application Fee - $314.00

The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at TN state.
Following state disclosure is missing from the loan file. :-
1) Placement of Insurance Disclosure
2) TN Consent to Disclosure of Insurance Information
3) Choice of Agent/insurer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business From Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59907796	xx	xx	xx	561-692	20139	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,814.67	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$562.85	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	25.605%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/14/2010	$73,578.39	Not Applicable	3.875%	$469.18	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure	xx	4: Unacceptable	* ComplianceEase TILA Test Failed (Lvl 2) "TILA Finance Charge Test: FAIL. Loan Data $118,848.25; Comparison Data $119,112.83; Variance -$264.58.
TILA Foreclosure Rescission Finance Charge Test: FAIL.  Loan Data $118,848.25; Comparison Data $119,112.83; Variance -$264.58.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )  The finance charge is $119,112.83. The disclosed finance charge of $118,848.25 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )  The finance charge is $119,112.83. The disclosed finance charge of $118,848.25 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Missing Affiliated Business Disclosure from the file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrowers."
* Active State Tax Lien Judgement. (Lvl 2)     "Per the Updated Title Report, there are 9 State Tax Liens with the XXXX totaling XXXX all recorded between 10/XX/2017 and 4/XX/2018."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60163300	xx	xx	xx	561-692	82414307	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,088.47	04/22/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$319.26	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/28/2014	$49,019.50	Not Applicable	4.500%	$220.37	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment dated 4/29/2020 states the borrower’s income was impacted by COVID-19 as he has been laid off. No further information is available."	* State Tax Judgment (Lvl 3) "As per updated title report, there is one code enforcement lien against the borrower open found in the amount of $180.00 in favor of xx. The subject property is located at TX state." * Payment history missing (Lvl 3) "The latest payment history is available from 6/1/2012 to 2/15/2018. however, we required latest 12 months payment history. Payment history is missing from 3/1/2018 to 4/30/2018."	* The property has unrepaired damages (Lvl 2) "The comment dated 8/6/2020 reflects that the subject property was damaged due wind on 9/20/2017. The borrower received loss draft claim check# xx with the amount of $4596.60 on 7/31/2020. No further information is available regarding the subject property has been repaired or not."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "Collection comment dated 03/19/2018 shows that subject property has been damaged due to hurricane XXXX No amount of damage is mentioned; however, latest collection comment dated 04/23/2018 shows that there is no damage to the subject property."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at TX state.
Following state disclosure is missing from the loan file. :-
1) TX Loan Agreement Notice.
2) Commitment Requirement/Anti-Tying.
3) TILA Disclosures in Spanish.
4) Choice of Insurance Notice.
																																																																																																								5 ) Collateral Protection Insurance Disclosure"	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "As per servicing comment dated 3/19/2018 Subject property is located in a FEMA designated disaster area (recent)."	A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,596.60	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48190078	xx	xx	xx	561-692	68757264	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$426.06	05/11/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$391.60	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure	xx	3: Curable	* Payment History is not Complete (Lvl 3) "The comment history is available from 4/4/2016 to 1/9/2018. However, as we require latest 12-month payment history. The payment history is missing from 02/01/2018 to 5/31/2018."	* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The note date is xx which is updated from the final HUD-1. Therefore, the settlement date is different from the note date."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99029729	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,561.03	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,247.74	6.375%	360	360	xx	xx	$90,648.81	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.253%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2014	$173,404.78	Not Applicable	2.000%	$689.87	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $28,627.00 as unsecured portion out of claim amount $167,627.00. Did not see comments indicating a cram down."	* Active State Tax Lien Judgement. (Lvl 2) "As per pro title report, one state tax lien was open against the borrower recorded on xx in the amount of $5,443.01."
																																																																																																								* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is 0xx."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	80610899	xx	xx	xx	561-692	62273134	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$420.44	04/16/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$385.62	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/14/2018	$46,268.63	Not Applicable	6.875%	$283.34	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures HUD-1 Closing Statement Affiliated Business Disclosure Notice of Servicing Transfer Final Truth in Lending Discl.	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection comment dated 3/18/2021 the borrower is in covid-19 forbearance plan. However no any details have been found."	* Payment History is not Complete (Lvl 3) "The payment history is available from 4/4/2016 to 3/29/2018. However, we require the latest 12 months’ payment history. The payment history is missing from 3/30/2018 to 4/30/2018."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file; however values are updated as per estimated HUD located at (xx)."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in IN State. The following state disclosures are missing in the loan files.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL Loan Data: 0.000% Comparison Data: 7.256% Variance:-7.256%

The final TIL is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The CE result is Moderate because this loan has failed TILA APR test and this loan failed the Indiana license validation test.

The Final TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.

Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32336518	xx	xx	xx	561-692	62025572	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,817.08	05/29/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$774.68	8.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2013	$68,980.24	Not Applicable	2.000%	$496.94	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by all borrower."
* Deceased Borrower(s) (Lvl 3) "The review of loan file and updated title report shows the borrower ‘xx’ was deceased on date of death xx , however certificate of death is not available in loan file. But death record is found (xx)"	* Application Missing (Lvl 2) "The final application is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in WA state, however required state disclosure missing from loan file.
1. Mortgage Loan Servicing Disclosure.
2. Choice of Insurance Notice.
3. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Missing Required Disclosures (Lvl 2)     "1. List of service provider disclosure is missing from loan file.
2. initial escrow disclosure is missing from loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "xx", but in Assignment signature part it comes only "xx" the assignment is needed for this transfer. And Last assignee should be xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date as per final HUD-1 is 6/XX/1992 and Note date is 6/X/1992."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7598624	xx	xx	561-692	12512	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,666.31	05/17/2021	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,548.57	6.500%	360	360	xx	xx	$46,712.01	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$240,313.20	Not Applicable	3.625%	$1,181.41	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Deceased Borrower(s) (Lvl 3) "As per collection comments 1/23/2015 xx deceased."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrowers."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by Borrowers."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $314,239.65 Comparison Data $314,276.01 Variance-$36.36"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $314,276.01. The disclosed finance charge of $314,239.65 is not considered accurate for purposes of
																																																																																																								rescission because it is understated by more than $35."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37794913	xx	xx	xx	561-692	62027671	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$322.65	05/18/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$471.24	8.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2010	$58,721.26	Not Applicable	4.750%	$350.43	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection comment dated 3/1/2021, the borrower is in a Covid-19 forbearance plan."	* Missing Required State Disclosures (Lvl 2) "The subject property is in LA state. Following disclosures are missing from the loan file. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans Anti-Tying Disclosure Financial Institution Choice of Insurance Disclosure"
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 90.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81024996	xx	xx	561-692	12513	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,566.02	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,466.40	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per the updated title report there is on federal tax lien recorded on 05/XX/2011 in the amount of XXXX in the favor of XXXX ."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."	* Foreclosure Delay or Contested (Lvl 1) "As per comment dated 1/10/2014 shows the pleading was filed and sent for the review to the FC council to manage contested matter. Ss per comment dated 5/13/2016 shows the contested matter was resolved and file was closed due to process complete."	A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26961458	xx	xx	xx	561-692	68399091	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,678.92	05/10/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$794.19	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Mortgage Insurance	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Servicing comments are available from 5/1/2019 to 5/31/2019, 7/1/2019 to 9/30/2019 and 11/1/2019 to 4/30/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 6/1/2019 and 6/30/2019 and 10/1/2019 to 10/31/2019."	* Issue with the legal description or recorded instrument (Lvl 2) "As per Note and Mortgage, the Zip code is “xx”. However, tax documents, Updated title report and tape data reflect it as “xx”.
Also, the Street address as per Note, Mortgage and Updated title report is “xx”. However, tax documents reflect “xx”."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Active Judgment Against Borrower (Lvl 2)     "As per the updated title report dated  06/29/2018 states that there are 3 junior criminal judgments against the borrower xx from the XXXX. The first was recorded on xx. The second was recorded on 06/XX/2012 with the xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The loan is conventional, however ,the MI certificate is missing from the loan file.The original LTV is 95.00%."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The payment history reflects, the current unpaid principal balance is in the amount of $5548.86."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70668778	xx	xx	xx	561-692	82855146	xx	xx	Not Applicable	Not Applicable	xx	xx	Iowa	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$802.00	05/14/2021	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$198.80	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	14.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/09/2017	$34,637.61	Not Applicable	5.250%	$174.21	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Good Faith Estimate	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 2/1/2021, states that the borrower is in a Covid-19 forbearance plan. However, further details regarding the forbearance plan are not available."	* Foreclosure Delay or Contested (Lvl 3) "As per comment dated 04/12/2018, Contested matter was found for the due payment. As per comment dated 05/16/2018, the answer was filed in the court but, the contested matter is still not resolved."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Iowa State. The following state disclosures are missing in the loan file. 1.Credit Agreement Disclosure 2.Cosigner Notice 3.Notice to Consumer 4.Compliance with Truth in Lending Act"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
																																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "The final GFE is missing from the loan file."		A	B	Moderate	Not Covered	Fail	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40147184	xx	xx	xx	561-692	20172	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,135.56	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$330.63	8.500%	360	360	xx	xx	$39,817.38	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	36.951%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2018	$34,696.07	Not Applicable	8.500%	$254.35	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Loan Program Info Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD1 is not signed by the borrower." * Deceased Borrower(s) (Lvl 3) "The borrower xx was deceased on xx. The death certificated located at xx."	* Missing Required State Disclosures (Lvl 2) "The Following State Disclosures are missing from the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure for Condominiums
5.Insurer Recommendation Disclosure
6.CA Fair Lending Notice
7.Anti-Tying Disclosure
8.Privacy Notice
9.Notice of Right to Copy of Appraisal
10.Application for Credit-Married Persons
11.Fair Debt Collection Notice
12.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Appraisal report is showing property is a manufactured home; however, Title policy-Alta 7 and affidavit of affixation are missing in the loan file. As per the Updated Title report located at XXXX in that we found the xx which confirms that the property is affixed."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "The Chain of the assignment was break in between xx"		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12519662	xx	xx	xx	561-692	62092462	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	Second	$0.00	$1,276.66	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$379.38	7.250%	240	240	xx	xx	$11,951.51	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "According to updated title report dated 06/17/2018 subject mortgage is at second lien position, as there is an active senior mortgage against the subject property in the favor of ‘xx.’ which was recorded on xx (instru#xx). The final title policy at origination does not reflect the senior mortgage, it shows the clear title and HUD-1 show payoff towards senior mortgage in amount of xx. Release/ satisfaction of mortgage document does not found in loan file. Possible the claim can be filed. It can be cured if release of mortgage is made and recorded."
* Title Review shows major title concern (Lvl 3) "According to updated title report dated 06/17/2018 subject mortgage is at second lien position, as there is an active senior mortgage against the subject property in the favor of ‘xx.’ in amount of xx which was recorded on xx (instru#xx). The final title policy at origination does not reflect the senior mortgage, it shows the clear title and HUD-1 show payoff towards senior mortgage in amount of xx. Release/ satisfaction of mortgage document does not found in loan file. Possible the claim can be filed. It can be cured if release of mortgage is made and recorded."	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "As per updated title report dated 06/17/2018, the chain of assignment is incomplete as there are no assignments were found. The current assignee should be “xx.”"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing in the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX state, however required state disclosure missing from loan file.
1. Collateral Protection Insurance Disclosure.
2. Insurance Solicitation/Post Commitment Requirement.
3. Commitment Requirement/Anti-Tying.
4. TX Loan Agreement Notice."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing in the loan file."	* TX Constitution A6 (Lvl 1) "Loan is a Texas Cash Out (a)(6)."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31941376	xx	xx	xx	561-692	20179	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$303.16	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$199.71	4.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/28/2006	$40,096.84	Not Applicable	Unavailable	$207.50	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Loan Program Info Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified on 09/XX/2006 located at “xx”. However, we do not have recorded copy of MOD, Hence, unable to confirm whether the MOD was recorded in correct County or not."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection comment dated 04/11/2020 the borrower requested for forbearance due to the impact of covid-19. However no further details have been found."	* The property has unrepaired damages (Lvl 3) "As per collection comment dated 10/21/2019 there is roof damage was occurred due to the storm. However no further details have been found."	* Missing Required State Disclosures (Lvl 2) "TX Loan Agreement Notice,
Commitment Requirement/Anti-Tying,
TILA Disclosures in Spanish,
Home Equity Consumer Disclosure,
Home Equity Loan Interest and Fees Pre-closing Disclosure,
 Home Equity Loan Copies of Documents,
Home Equity Loan Rescission Notice,
Fair Market Value of Homestead Property Acknowledgment,
 Home Equity Loan Notice of Address for Borrower Notification of Violation,
Choice of Insurance Notice,
Collateral Protection Insurance Disclosure,
Non-Deposit Investment Product Disclosure Are there any promotional materials?,
Insurance Solicitation/Post Commitment Requirement,"
* Title shows an assignment chain break (Lvl 2)     "The assignment of mortgage is needed between xx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per updated title report dated 6/27/2018 states that the property owner ship has been transferred from xx by quitclaim deed. This deed recorded on xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value from the available loan documents."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	77613417	xx	xx	561-692	2345599	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$701.42	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$613.96	7.250%	360	360	xx	xx	$18,097.47	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2017	$80,187.12	$9,640.45	3.000%	$252.55	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "As per the ProTitle report Subject mortgage is on second lien position as there is a senior mortgage in the amount of xx originated on xx. The Subject mortgage was originated on xx in the amount of xx."
* Title Review shows major title concern (Lvl 3) "As per ProTitle report, there is an active senior mortgage found open against subject property originated on xx in favor of xx for the amount of xx recorded on xx. Final Hud-1 shows pay off to xx for the amount of xx . Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed. Hence the subject mortgage is not at risk by the unreleased lien."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Compliance Ease Risk indicator is "Elevated" because  This loan failed the predatory lending guidance test due following 1. The loan failed the points and fees test.     The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.     no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test"
* Property Damage (Lvl 2)     "As per the comment 07/20/2016, the property was damaged and no reason was found for property damage and also as per the comment dated 01/17/2017, the property needs to maintain as there is a requirement of repair of glass, removal of debris, cutting the grass, trimming the shrub. No cost of damage was found. No comment was found for current property condition."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value since the supportive documents are missing from the loan file."		B	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2115345	xx	xx	xx	561-692	561-144	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$11,407.19	Unavailable	xx	Yes	FB/Workout	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,527.66	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	12/09/2010	$398,103.85	Not Applicable	6.125%	$2,225.21	xx	Financial Hardship	xx	xx	xx	xx	Title Policy Origination Appraisal Initial Escrow Acct Disclosure Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "Subject mortgage was originated on 1/XX/2006 and it was recorded on 2/XX/2006. Updated title report dated 6/16/2018 shows that there is an active senior mortgage on the subject property (which is a vendor/seller lien) in favor of xx in the amount of XXXX which was recorded on 4/XX/2000 which is prior to the subject mortgage. Final HUD-1 shows pay off for above said senior mortgage in seller side; but no release or satisfaction document found / recorded in county. Final title policy is missing from the loan file; however, there is a title commitment available which shows above said senior mortgage under Schedule B- Section 1 (requirements must be met) stating said mortgage should be payoff and release needs to be made."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage is in second lien position as there is a senior mortgage found open in the updated title report. Updated title report dated 6/16/2018 shows that there is an active senior mortgage on the subject property (which is a vendor/seller lien) in favor of xx in the amount of XXXX which was recorded on 4/XX/2000 which is prior to the subject mortgage. The subject mortgage was originated on 1/XX/2006 and it was recorded on 2/XX/2006.
Final HUD-1 shows pay off for above said senior mortgage in seller side; but no release or satisfaction document found / recorded in county.  Final title policy is missing from the loan file; however, there is a title commitment available which shows above said senior mortgage under Schedule B- Section 1 (requirements must be met) stating said mortgage should be payoff and release needs to be made."
* Evidence of Litigation (Lvl 4) "As per collection comment dated 9/23/2019, the litigation matter has been found. The comment states that, the borrower litigate against the SN servicing .However no detailed information has been found regarding litigation."	* Title policy missing (Lvl 3) "The Final Title policy is missing from loan file; however, title commitment is available in loan file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "ComplainceEase State Regulation test failed.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* Foreclosure Delay or Contested (Lvl 2)     "The comment dated 6/2/2016 state that FCL contested and the comment dated 8/25/2016 state that foreclosure was contested as far back as 2009, xx was set aside over allegations of origination fraud etc. No further comments are available about contested matter. The document available in loan file at xx" which state that the contested matter transferred to the foreclosure unit of the superior court to proceed as an uncontested matter."
* Water/Sewer Taxes (Lvl 2)     "According to the updated title report dated 6/16/2018 there are utility charges for sewer are delinquent total in the amount of $498.38 good through till 6/16/2018."
* Missing Appraisal (Lvl 2)     "The appraisal Report at the time of origination is missing from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from loan file."
* Title Review shows break in assignment  (Lvl 2)     "According to the updated title report there is break in chain of assignment as the assignment is missing from "xx" to "xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan file."
* The foreclosure is contested by Borrower/ interested party (Lvl 2)     "According to comment dated 9/23/2019, there is restriction on commencing litigation against the lender. No further details found."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase State regulation test failed.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey state, however required state disclosure missing from loan file.

1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application.
2. Choice of Insurer Disclosure.
3. Attorney Disclosure II.
																																																																																																								4. Unacceptability of Insurance Notice"		A	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21951070	xx	xx	561-692	12522	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,328.76	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$1,840.85	6.375%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,840.85 with the rate of interest 6.375% and a maturity date of 04/01/2022. The current P&I as per payment history is the $1,132.49. However, there is reduction in P&I with respect to Note data which seems that there would be a possible modification. However, the loan modification agreement is missing from the loan file."
																																																																																																						* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 04/02/2020 states the reason for default is curtailment of income and the borrower’s income impacted by covid-19. The collection comment dated 05/14/2020 states the borrower is requesting for 1-2 months deferment. No further proceedings have been found."		* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not executed by borrower with hand dated."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57346785	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,860.22	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,529.60	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	xx	PUD	xx	xx	Primary	Yes	Yes	No	19.654%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/08/2014	$226,832.28	Not Applicable	4.625%	$1,038.05	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $1429.00 as unsecured portion out of claim amount $225329.00. Did not see comments indicating a cram down."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The borrower filed bankruptcy under chapter xx. The plan was confirmed on 11/22/2016."
* Variation in Parcel number(APN#) (Lvl 2)     "There is a variation is in parcel#, appraisal report shows xx and certificate of tax and pro-title shows parcel# 107160."
																																																																																																								* Property Damage (Lvl 2) "As per commented dated 3/1/2017, the property was repair of the damage to Roof, soffit, fascia, tear off, felt. The repairs are 100% complete and the Mortgagor is satisfied with the repairs. Contractors bid in the amount of $8680 was reviewed and accepted and further in comment dated 3/17/2017, contractor has been paid in the amount of $6151. Claim is monitored as per bankruptcy procedures."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24412681	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$895.00	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$560.03	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/11/2015	$76,872.55	Not Applicable	7.125%	$484.71	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement	xx	4: Unacceptable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file however, estimated HUD-1 is available in the loan file with settlement date xx. Doc loc#xx)"	* Active State Tax Lien Judgement. (Lvl 2) "There is one state tax lien found against the borrower in favor ofxxin the amount of XXXX
* Final TIL Date after actual transaction date (Lvl 2)     "As per Final TIL date is 5/4/2007 however, as per estimated HUD-1 settlement date is xx which is difference from final TIL date."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per note, loan origination xx however, as per the estimated HUD-1 date is xx which is different from the note date."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97226858	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$3,652.73	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,703.16	6.375%	360	360	xx	xx	$17,345.82	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,141.74	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 04/xx/2007 with fixed interest at the rate of 6.375% and P&I in the amount of $1,703.16.However latest payment history shows current P&I in the amount of $1,141.74. This shows the loan has been modified since the origination. However copy of modification agreement is missing from the loan file."	* Settlement date is different from note date (Lvl 2) "As per HUD-1, settlement date is xx which is not aligned with original note date xx."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per the Updated title report dated 6/14/2017, Currently the subject property is vested in the name of XXXX which was transferred through quit claim deed recorded on 9/XX/2013."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66409591	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$5,459.91	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,851.65	6.375%	360	360	xx	xx	$35,885.20	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/29/2014	$269,601.58	$20,281.58	4.625%	$1,140.96	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* Title Review shows major title concern (Lvl 3) "As per pro title report dated 06/19/2017, the subject mortgage was originated on xx. However, one child support lien was open against the borrower which is prior to the subject mortgage recorded on xx in favor of xx in the amount of xx. Therefore, the subject mortgage is in second lien position."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $6,222.20 as unsecured portion out of claim amount $248,777.80. Did not see comments indicating a cram down."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "As per pro title report, the subject mortgage is in second lien position due to one child support lien was open against the borrower which is prior to the subject mortgage recorded on xx in the amount of $4,900.00."
* Active Judgment Against Borrower (Lvl 3) "As per pro title report dated 06/19/2017, civil judgment open against the borrower which is prior to the subject mortgage recorded on xx in favor of xx., in the amount of $2,767.04. However, the subject mortgage was originated on xx."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per tape data as of 4/31/2017, the UPB was in the amount of $248,412.84. However, the payment history as of 5/14/2021 shows current UPB in the amount of $324,131.27."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan data 0.000% Comparison data 6.402% Variance -6.402%

This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Prohibited Fees Test: FAIL Loan data $100.00 Comparison data $0.00 Variance +$100.00"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
																																																																																																								The annual percentage rate (APR) is 6.402%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70954587	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,903.79	04/15/2021	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,407.43	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/13/2016	$252,009.40	Not Applicable	4.000%	$1,053.24	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 2) "As per schedule D of Voluntary Petition shows the amount of claim without deducting the value of the collateral as xx which leaves an unsecured portion of $51,424.00. The comments do not indicate a cram down and the plan provided for the correct amounts that were included in the POC."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $259,553.71. The disclosed finance charge of $257,858.05 is not considered accurate because it is understated by more than $100.  TILA Finance Charge Test: FAIL $257,858.05 $259,553.71 -$1,695.66."
* Active State Tax Lien Judgement. (Lvl 2)     "As per Pro Title Report 6/20/2017 shows, there is a State Tax Lien against the borrower xx in the amount of $503.88 in favor of xx, recorded on 6/30/2010."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8001423	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,994.74	05/05/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$653.33	6.500%	180	180	xx	xx	$71,704.40	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$73,654.37	Not Applicable	2.000%	$372.61	xx	Financial Hardship	xx	xx	xx	xx	xx	1: Acceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update, BK is still active."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "Update Comment: According to the payment history as of 05/05/2021, the borrower is currently making the regular payments and the next due date is 06/01/2021. Last payment was received on 05/03/2021 in the amount of $680.28. The new UPB is reflected in the amount of xx. As per the seller tape data as of 04/28/2017, the unpaid principal balance is xx. However, the current balance is lower than the tape balance by more than 25%."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD-1 shows the settlement date as xx. However, the settlement date is after the note date. As the note date is xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81945825	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$1,198.69	05/15/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,221.73	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$250,433.20	Not Applicable	2.000%	$969.71	xx	Financial Hardship	xx	xx	xx	xx		xx	3: Curable					B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74681164	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$707.06	04/29/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$463.94	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per collection comment dated on 5/13/2015, there was a death of borrower however, the death certificate of borrower is not available in the loan file."	* Settlement date is different from note date (Lvl 2) "Not in current scope."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* Property Damage (Lvl 2) "As per servicing comment dated 4/15/2015, the mold located in ceiling and estimate damages in the amount of $500.00 and as per comment available on 12/5/2016, the mold treatment was completed."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31769422	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$11,606.98	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,975.91	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "The comment history is available from 10/6/2016 to 6/12/2018. However, we required complete 24 months comment history. The comment history is missing from 7/1/2016 to 9/30/2016."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "xx it had filed bankruptcy under chapter 13 with the case#xx . The xx with a secured claim amount of $472,463.64 and arrearage of $38,713.60. The order on motion to value collateral (Doc#xx) which was filed on xx. The case was discharged on xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow disclosure is missing from the loan file."
* Mortgage  (Lvl 2)     "Subject loan was originated under jumbo loan category."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $67,000.00 as unsecured portion out of claim amount $400,000.00. Did not see comments indicating a cram down.
The case was discharged onxx."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Borrower within SOL. According to latest payment history as of 5/7/2021, the borrower is current with the loan and the next due date is 6/1/2021. The last payment was received on 5/3/2021 in the amount of $3,941.24 which was applied for the due date 5/1/2021. The unpaid principal balance is reflected in the amount of $579,488.82. The current P&I is $2,670.50 and interest rate is unable to be determined."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The warranty deed which was recorded on xx
The subject mortgage was signed by xx on 7/2/2003 with the xx
The grant deed which was recorded on xx.
Hence, the ownership shows the name of xx
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The unpaid principal balance is reflected in the amount of $579,488.82 which is greater than the original balance is $503,081.00."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The loan was originated on 7/XX/2003 and settled on 7/XX/2003."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43644721	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,884.06	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,412.15	7.600%	360	360	xx	xx	$24,290.51	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2014	$194,893.23	$3,663.91	4.750%	$890.67	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Right of Rescission Missing Required State Disclosures Loan Program Info Disclosure	xx	3: Curable	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate due to Prohibited Fees Test fails."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete as the subject mortgage is with the current assignee, xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulation Test Failed due to Prohibited Fees Test.
1.Prohibited Fees Test: shows Loan Data $999.00 Comparison Data $0.00 Variance +$999.00.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file"
* Missing Required State Disclosures (Lvl 2)     "The following disclosure are missing from the loan file,
1. NJ Application Disclosure,
2. Delivery Fee Authorization,
3. NJ Attorney Disclosure, Unacceptability of Insurance Notice,
4. Attorney Disclosure II,
5. Tax Bill Information,
6. Private Well Testing,
7. Lock-In Agreement,
8. Commitment Disclosures,
9. Choice of Insurer Disclosure
10. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59666798	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,990.58	05/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,965.74	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 3) "According to the Updated Title Report dated 7/23/2018, the Subject Mortgage was originated on xx and it was recorded on xx. There is one active senior mortgage originated by the borrower on the subject property in the amount of xx in favor of xx which was recorded on xx. No release/satisfaction has been found which state the above said senior mortgages has been released. Final HUD-1 shows payoff to xx. However, the final Title Policy at the time of origination does not reflect exception for prior mortgage. Possible Title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "According to the updated title report dated 7/23/2018 the subject mortgage is at second lien position as there is one senior mortgage in favor of xx in the amount of xx which was recorded on xx.
No release found for above said senior mortgages. Final HUD-1 shows payoff for above said senior mortgage. Final Title Policy at origination also does not reflect the same in its Schedule B. Possible Title claim can be filed."
* Property is vacant (Lvl 3)     "The comment dated 1/19/2018 state that the property is vacant; however the BPO report dated 6/4/2018 state that property is occupied by owner."
* Comment history is incomplete (Lvl 3) "The servicing comments are available from 11/17/2016 to 6/10/2018; however we required latest 24 months complete comment history. The servicing comments are missing from 7/1/2016 to 10/31/2016."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate due to TILA failed for Finance Charge Test, Foreclosure Rescission Finance Charge Test and State Regulations are failed for Prohibited Fees Test."
* Title Review shows break in assignment  (Lvl 2)     "According to the updated title report dated 7/23/2018 the chain of assignment has not been completed as currently the mortgage is with xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test failed for Finance Charge Test. As per loan data the Finance Charge is $403,027.31. However comparison data is $403,169.76 and variance is -$142.45.
ComplianceEase TILA Test failed for Foreclosure Rescission Finance Charge Test. As per loan data the Foreclosure Rescission Finance Charge is $403,027.31. However comparison data is $403,169.76 and variance is -$142.45."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test.
Prohibited Fees Test: FAIL  Loan data:$15.00  Comparison:$0.00  Variance:+$15.00

The loan failed the prohibited fees test due to one of the following findings:
The loan is a first lien mortgage and charges an assignment fee, or other fees not necessary in connection with making a loan. (Va. Code §6.2.326(2))
The loan is a junior lien mortgage and in addition to the loan fee charges a fee not explicitly permitted by law. (Va. Code
§6.2.328)"
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "The latest BPO report dated 6/4/2018 (located at# " xx) states that the property has been damaged and the actual damage is garage door repair and the total estimated cost of repair is  $5,000.00. The comment dated 11/15/2017 state that damage property referral received; however, there is no information provided in collection comments regarding the damage has been repaired or not."
* Missing Required State Disclosures (Lvl 2) "Property is located in VA state and the required disclosure that is "Copy of Appraisal or statement of Appraisal Value" is missing from the loan file."	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 1) "The deed recorded on 7/XX/2001 shows that the subject property is vested in the name of "xx and xx, as joint tenants with the right of survivorship as at common law"; however only xx has signed the mortgage and all other documents at origination. Final title policy at origination also shows "xx" as borrower. The updated title report dated 7/XX/2018 shows the current ownership in the name of "xx and xx.
																																																																																																									However, there is an order granting motion filed by lender "xx." to cure this partial interest issue. According to this order dated 05/XX/2012 the Deed of trust dated 08/XX/2002 has been reformed to include property owner "xx"."	B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97701132	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	xx	$0.00	$12,064.24	05/20/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,237.95	6.300%	360	360	xx	xx	$75,643.63	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 6/30/2020, borrower’s income is impacted due to covid-19. Borrower stated business is slow due to covid. As per comment 1/5/2021, reason for default is curtailment of income."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report dated 07/26/2018 shows that there is one HOA lien against subject property in favor of xx in the amount of $9,575.57 recorded on 03/24/2017 with Book/Page# 201720309.The process of foreclosure has been initiated for HOA foreclosure ,the notice of Lis Pendens was recorded on 03/31/2017.The subject property is located in Texas."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage is at other lien position.As there is one HOA lien against subject property in favor of xx in the amount of XXXX recorded on 03/XX/2017 with Book/Page#XXXX. Also, the process of foreclosure has been initiated for HOA foreclosure ,the notice of Lis Pendens was recorded on 03/XX/2017.
The subject property is located in Texas. There is risk that property may get foreclosed."	* Comment history is incomplete (Lvl 3) "The servicing comments are available from 8/17/2016 to 6/13/2018. As we require latest 24 months servicing comments. The servicing comments are missing from the 6/1/2016 to 8/16/2016."
* Payment history is incomplete/ missing (Lvl 3)     "Payment history is available from 5/1/2019 to 6/30/2019, 8/1/2019 to 9/30/2019, 11/1/2019 to 12/31/2020, 2/1/2021 to 4/29/2021. However, we required 24 months of payment history. The payment history is missing from 7/1/2019 to 7/31/2019, 10/1/2019 to 10/31/2019, 1/1/2021 to 1/31/2021."
* Active Judgment Against Borrower (Lvl 3) "As per the updated title report dated 07/26/2018 there is one civil judgment recorded on 06/23/2017 in the amount of xx in the favor of xx .Also, the real estate tax judgment against the borrower xx recorded on xx in the favor of xx with instrument number xx."	* Missing Required Disclosures (Lvl 2) "List of service provider disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data  6.000% Comparison Data  5.000%  Variance +1.000%  This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* Property Damage (Lvl 2)     "As per the servicing comments dated 12/5/2017 the subject property found to be damaged due to natural disaster, however ,the amount of damage and nature of damage is unable to determine. The latest BPO report dated 4/5/2018 , located at (xx) states that the subject property is in average condition , no comments regarding the damage or repair has been found."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the updated title report dated 07/26/2018 there is one IRS lien recorded on 05/13/2015  in the amount of $16,504.15 in the favor of Department of the Treasury."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the Texas(TX) state.The below disclosures are missing from the loan file. 1)Commitment Requirement/Anti-Tying 2)TILA Disclosures in Spanish 3)Home Equity Consumer Disclosure 4)Home Equity Loan Interest and Fees Preclosing Disclosure   5)Home Equity Loan Copies of Documents 6)Home Equity Loan Rescission Notice 7)Home Equity Loan Notice of Address for Borrower Notification of Violation 8)Choice of Insurance Notice 9)Non-Deposit Investment Product Disclosure Are there any promotional materials? 10)Insurance Solicitation/Post Commitment Requirement 11)Construction Loan Disclosure"
* State Tax Judgment (Lvl 2)     "As per the updated title report dated  there are total 4 state tax liens. The first was recorded on 08/XX/2011 in the amount of XXXX in the favor of XXXX.
The second was recorded on 09/XX/2012 in the amount of XXXX in the favor of XXXX .
The third was recorded on 10/XX/2012 in the amount of XXXX  in the favor of State of Texas .
The fourth was recorded on 02/XX/2013 in the amount of XXXX in the favor of XXXX."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Late Fees Test: FAIL Loan Data 6.000% Comparison Data 5.000% Variance +1.000%"		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75754760	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,243.42	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,238.25	10.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2015	$132,131.94	$5,314.87	5.521%	$701.69	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission
Initial Escrow Acct Disclosure
Origination Appraisal
Missing Required State Disclosures
Final Truth in Lending Discl.
Credit Application
Notice of Servicing Transfer
Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "As per the PACER report, the borrower had filed the bankruptcy under Chapter 13 with the xx. The plan was confirmed on 7/18/2016. The POC was filed by the creditor on 8/10/2016 with the secured claim amount of $128,751.97 and the amount of arrearage was $4,325.00. BK is active."	* Comment history is incomplete (Lvl 3) "The available comment history is from 2/17/2017 to 6/13/2018. However, we require the latest 24 months comment history. It is missing from 6/1/2016 to 2/16/2017.

Updated Comment:-
Recent 24 months comment history is available from 5/6/2019 to 4/28/2021."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by borrower."
* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $4,198.00 as unsecured portion out of claim amount $120,198.00. The value of collateral that support the claim amount is xx. Did not see comments indicating a cram down.”"	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL; Loan Data: 0.000%; Comparison Data: 10.565% and Variance: -10.559%.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 10.565%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct. disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with 1008 is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. The latest assignment is from xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia state. The following state disclosure are missing in the loan file:
·Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom).
·Disclosure of Additional Fees."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal summary is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78437054	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,205.01	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2016	$155,615.14	Not Applicable	3.875%	$638.33	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Missing Required State Disclosures
Affiliated Business Disclosure
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Origination Appraisal
Mortgage Insurance
Credit Application	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Collection comments are available from 08/17/2016 till 12/27/2016 and from 04/08/2017 till 06/13/2018; however as we need latest 24 months collection comments. Comment history is missing in between 01/01/2017 till 04/07/2017."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the New York(NY) state.
The below disclosures are missing from the loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan."
* Missing Appraisal (Lvl 2)     "An appraisal Report is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 99.000% which is greater than 80.00% hence, MI certificate is required; however, it is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with underwriting transmittal is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL 0.000% 7.845% -7.845%.
The annual percentage rate (APR) is 7.845%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* State Tax Judgment (Lvl 2) "Updated title report dated 07/25/2018 shows that there are 3 state tax liens against he borrower xx."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39049508	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$1,831.00	04/30/2021	xx	Not Applicable	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.43	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$180,000.00	Not Applicable	Unavailable	$1,123.55	xx	Financial Hardship	xx	xx	xx	xx	Modification
Notice of Servicing Transfer
Credit Application
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Origination Appraisal
Final Truth in Lending Discl.
Affiliated Business Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan modification document is missing from the loan file.
As per the review of the latest 24 months of collection comments, the loan was modified on 9/1/2019. As per the payment history, the new modified principal balance is $180,000.00 with a monthly P&I of $1,123.55."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per the updated title report dated 7/24/2018, the subject mortgage is in 2nd lien position as there is an active HOA lien in favor of xx for the amount of xx which was recorded on xx
* Title Review shows major title concern (Lvl 4) "As per the updated title report dated 7/24/2018, there is an active HOA lien in favor of xx for the amount of xx which was recorded on 4/19/2011. The property is located in Florida, which is a super lien state. There is a risk of property getting foreclosed. The legal description and parcel# mentioned on the above lien does match with the subject property."	* Comment history is incomplete (Lvl 3) "The servicing comments provided from the current servicer are dated from 4/8/2017 to 6/13/2018. We require last 24 months servicing comments. The servicing comments are missing from 7/1/2016 to 3/31/2017."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 5/2/2019, 8/9/2019 to 2/29/2020, 4/1/2020 to 5/30/2020, 7/2/2020 to 12/30/2020, 2/1/2021 to 4/30/2021. However, we required the latest 24 months payment history. The payment history is missing from 6/1/2019 to 7/31/2019, 3/1/2020 to 3/31/2020, 6/1/2020 to 6/30/2020, 1/1/2021 to 1/31/2021."
* Foreclosure Delay or Contested (Lvl 3) "Foreclosure proceedings began xx and the Complaint was filed on xx. Servicing comments reflect the foreclosure was put on hold as the loan became a contested matter on xx. No further information was found regarding the foreclosure. Further action is awaited."	* ComplianceEase TILA Test Failed (Lvl 2) "The TILA APR Test failed due to missing the Final TIL and the APR was entered as 0%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.373%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer is missing from the file."
* Application Missing (Lvl 2)     "The Initial and Final loan applications is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Acct Disclosure is missing from the file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the State of Florida.  The following Required State Disclosures are missing from the file:
- Anti-Coercion Notice.
- Title Insurance Disclosure.
- Radon Gas Disclosure.
- Insurance Sales Disclosure."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the review of the latest 24 months of collection comments, the loan was modified on 9/1/2019 with the modified UPB $180,000.00. Hence, the current UPB per payment history is $176,099.93 which is greater than the 25% of the tape balance($137,901.00) as of 3/31/2018."
* Missing Appraisal (Lvl 2)     "The Appraisal report from origination is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TILis missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA APR Test."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business Disclosure is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to a review of the payment history as of 4/30/2021, the borrower is current with the loan and the next due date for the regular payment is 6/1/2021. The last payment was received on 4/30/2021 total in the amount of PITI for the amount of $1,330.40 which includes P&I $1,123.35, which was applied for the due date of 5/1/2021. The UPB reflected in the latest payment history is in the amount of $176,099.93."	B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89843797	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$3,693.02	05/12/2021	xx	No	FB/Workout	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,201.58	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2012	$197,923.47	$0.00	3.625%	$936.53	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure Notice of Servicing Transfer Final Truth in Lending Discl. Origination Appraisal	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 7/24/2018, the subject mortgage is on second lien position as there is an a certificate of delinquent water charges (lien) against the subject property in the favor of xx in the amount of xx recorded on xx
* The property has unrepaired damages (Lvl 4)     "According to BPO report located at "xx" dated 10/6/2017, the subject property needs significant exterior repairs to the roof, broken siding and repaint. The total amount needed to repair is $10,000.00. Images attached to the report also shows damage to the property. Information pertaining to insurance is unavailable."
* Title Review shows major title concern (Lvl 4)     "According to the updated title report dated 07/24/2018, a certificate of delinquent water charges (lien) against the subject property in the favor of xx in the amount of xx recorded on xx The subject property is located in California State. There is a risk of property getting foreclosed. This can be cured by paying off the current amount of delinquency plus minimum service charges."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "According to loan modification agreement located at “xx” effective 8/1/2012, the lender shall forgive $32,000.00 of the new principal balance($197,923.47) in installments equal to the 1/3rd of the principal reduction amount provided that the borrower doesn’t default on the new payments on each of the first, second and third anniversaries of 4/1/2012. The payment history available as of 6/10/2018 shows that the borrower has been delinquent since March 2013."	* Excessive Property Damage Noted (Lvl 3) "According to BPO report located at "xx", the subject property needs significant exterior repairs to the roof, broken siding and repaint. The total amount needed to repair is $10,000.00. Images attached to the report also shows damage to the property. Majority of damages are of cosmetic damages not structural.
Information pertaining to insurance is unavailable. As per the report, the property is vacant and in secured condition."
* Issue with the legal description or recorded instrument (Lvl 3)     "According to the updated title report dated 07/24/2018, the Block#(xx) mentioned on the legal of deed(Vesting) recorded on xx and the subject mortgage recorded on xx is inconsistent with the Block#(xx) mentioned on the tax report and the certificate of delinquent water charges (lien) against the subject property in the favor of xx, recorded on xx. The subject property has two parcels(# xx)"
* Comment history is incomplete (Lvl 3) "The servicing comments are available from 4/7/2017 to 6/12/2018. However, we require latest 24 months comment history; hence, comment history is missing from 7/1/2016 to 4/6/2017."	* Application Missing (Lvl 2) "Final Application along with 1008 is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "The seller’s tape data as of 3/31/2018 reflects that the borrower has been delinquent with the loan from 60 months and the next due date for the payment is 3/1/2013; however according to updated payment history as of 4/2/2021 the borrower has been current with the loan and the next due date for the payment is 5/1/2021."
* Foreclosure case has been dismissed (Lvl 2)     "The comment dated 2/20/2020 shows that the foreclosure case was dismissed and closed. No further information is available."
* Loan has been determined to have an unsecured debt (Lvl 2)     "The borrower had filed the bankruptcy under XXXX on 11/XX/2008 with xx. The schedule D of Voluntary Petition dated 11/24/2008 shows that the amount of claim as xx; however, the unsecured portion is $31,472.00.  However, the borrower was discharged on 12/XX/2009 . No evidence was found indicating the cram down of the subject claim."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1, the settlement date is xx. The property is located in California State."
* Missing Required State Disclosures (Lvl 2)     "The property is located in California. The following state disclosures are missing from the loan file.
1)Impound Account Disclosure
2)Cosigner Notice
3)Private Mortgage Insurance Disclosure
4)Earthquake Disclosure forCondominiums
5)Hazard Insurance Disclosure
6)Insurer RecommendationDisclosure
7)CA Fair Lending Notice
8)Anti-Tying Disclosure
9)Privacy Notice
10)Notice of Right to Copy of Appraisal
11)Application for Credit-Married Persons
12)Fair Debt Collection Notice
13)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The seller’s tape data as of 3/31/2018 reflects UPB was in the amount of $161,930.28 however according to updated payment history as of 4/2/2021 the current UPB is in the amount of $242,871.08 till the due date 5/1/2021 hence the tape balances is lower than current balance."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* LTV or CLTV exceeds 104% (Lvl 2)     "As appraisal report is missing from the loan file. Appraised value is taken XXXX which is manually calculated according to tape data hence LTV exceed 104.00%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test: Loan Data 0.000% Comparison Data 6.441% Variance -6.441%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal at origination along with 1008 is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29557395	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,346.14	05/25/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$761.69	7.900%	360	360	xx	xx	$19,216.44	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/22/2013	$91,958.16	Not Applicable	6.419%	$689.92	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified (xx) on 7/22/2013. However, we do not have recorded copy of MOD. Hence, unable to confirm whether the MOD was recorded in correct County or not."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy on 02/02/2015 under xx. The POC was filed by lender on 02/02/2015 with the claim amount of $99,758.65 and the amount of arrearage is $13,688.77. Loan is in active BK Case."	* Comment history is incomplete (Lvl 3) "The servicing comments are available from 1/17/2017 to 6/13/2018. We require latest 24 months comments history. However; the comments are missing from 6/14/2016 to 1/16/2017."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Texas" state and this state requires 12 State disclosures and all are missing from the loan file:

TX Loan Agreement Notice
Commitment Requirement/Anti-Tying
TILA Disclosures in Spanish
Home Equity Consumer Disclosure
Home Equity Loan Interest and Fees Pre closing Disclosure
Home Equity Loan Copies of Documents
Home Equity Loan Rescission Notice
Fair Market Value of Homestead Property Acknowledgment
Home Equity Loan Notice of Address for Borrower Notification of Violation
Choice of Insurance Notice
Collateral Protection Insurance Disclosure
Non-Deposit Investment Product Disclosure Are there any promotional materials?
Insurance Solicitation/Post Commitment Requirement
Construction Loan Disclosure"
* Missing Required Disclosures (Lvl 2)     "List Of Service Providers is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is moderate due to
TILA Foreclosure Rescission Finance Charge Test:"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report dated on 7/23/2018 state that  the chain of the assignment is not complete, currently, the subject mortgage was transferred to xx ; However, the assignment should be withxx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for:-
TILA Foreclosure Rescission Finance Charge Test:
																																																																																																								Loan Data is $175,241.27 Comparison Data is $175,290.74 and Variance is -49.47."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84169509	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,798.65	04/30/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,880.93	6.750%	360	360	xx	xx	$285,983.54	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2017	$277,439.11	Not Applicable	3.000%	$993.19	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Origination Appraisal Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per servicing comment dated 01/04/2021 the borrower is in covid-19 forbearance plan.However no further details have been found."	* Comment history is incomplete (Lvl 3) "Collection comments are available from 7/5/2016 to 6/13/2018. We require latest 24 months collection comments. However, collection comments are missing from 7/6/2016 to 11/10/2016 and then from 1/10/2017 to 6/5/2017."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3)     "The borrower has filed bankruptcy under chapter 13 plan with case # xx on xx.

Update: As per the comments, the Bk was dismissed on xx and the file was closed onxx."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows moderate due to TILA Finance Charge Test failed."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $390,114.35. The disclosed finance charge of $389,923.73 is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of utah. The following state disclosures are missing from the loan file.
1) Fee Disclosure.
2) Loan Application Notice.
3) Servicer Disclosure.
4) Notice of Change of Terms For Open-End Consumer Credit Contract.
5) Disclosure of Debtor’s Waiver of Class Action"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36443126	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,078.36	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$570.61	9.250%	360	360	xx	xx	$1,799.46	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure
Right of Rescission
Origination Appraisal
Affiliated Business Disclosure
Final Truth in Lending Discl.
Credit Application
Notice of Servicing Transfer
Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Servicing comments are available from 05/17/2017 to 06/13/2018. We review latest 24 months collection comments. However, the comments are missing from 06/14/2016 to 05/16/2017.

Updated Comment:-
Recent 24 months comment history is available from 5/7/2019 to 4/28/2021."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The borrower had filed bankruptcy onxx. The plan was confirmed on 04/28/2015. The POC was filed by lender on xx with the claim amount of $63,575.91 and the amount of arrearage is $4,732.46. According to comment dated 6/3/2019, bankruptcy has been discharged and terminated on xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan is failed for
1) IN License Validation Test"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to
1) TILA APR Test:
Loan Data 0.000%  Comparison Data 9.998%  Variance -9.998%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Active State Tax Lien Judgement. (Lvl 2)     "According to the updated title report dated 07/26/2018, there are 2 active state tax liens found against the borrower as follows.

1) There is an open active state tax lien against the borrower in the amount of $241.76 in the favor of “State of Indiana” which was recorded on 03/07/2017.
2) There is an open active state tax lien against the borrower in the amount of $1,661.67 in the favor of “State of Indiana” which was recorded on 03/20/2018."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is moderate due to:-
1)  TILA APR Test
2) This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in "Indiana" state and this state requires 3 state disclosures. However; all are missing from loan file as follows.
1) Hazard Insurance Disclosure
2) Federal Consumer Credit Protection Act Disclosure
3) Insurance Freedom of Choice Disclosure"
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		A	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20222603	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,613.06	05/21/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,726.63	4.750%	360	360	xx	xx	$25,441.79	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2014	$416,744.68	$131,732.24	4.750%	$1,327.47	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Title Policy	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."
* Title policy missing (Lvl 3) "Final Title policy at origination is missing from the loan file; however found the Preliminary report at (xx)."	* Missing Required State Disclosures (Lvl 2) "The required state disclosures are missing in the loan files. (Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Earthquake Disclosure forCondominiums, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application)."
* Settlement date is different from note date (Lvl 2)     "The subject mortgage was originated on xx. However, as per final HUD-1, the settlement date is xx which is different from the note date."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is not complete, the current assignee is xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business form is missing in the loan files."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm as supportive documents are missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $4473.00 as unsecured portion out of the claim amount $282,776.00 Did not see comments indicating a cram down."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing in the loan files."
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "There are 2 state tax liens in the total amount of XXXX First , recorded on 06/XX/2017 in the amount of XXXX second recorded on 06/XX/2017 in the amount of XX both in the favor of XXXX."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35706754	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,298.41	04/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$749.71	8.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer Final Truth in Lending Discl. Credit Application Affiliated Business Disclosure Origination Appraisal	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "According to the PACER, the borrower had filed for bankruptcy under xx. The date of last filing bankruptcy is 03/07/2018. The plan was confirmed on 02/09/2015. The xx for the secured claim amount of $82,706.98 and the arrearage amount is $8,936.85. Loan is in active BK case."	* The property has unrepaired damages (Lvl 3) "As per the collection comment dated 5/20/2019, the property got damaged due to "Wind Disaster" & the loss was noted on 4/13/2019. The borrower has filed insurance claim with the claim#xx and as per comment dated 6/6/2019, the loss draft check was received on 6/4/2019 in the ammount of $9,028.24 from "xx". However, unable to determine whether the repairs have been done or not."
* Comment history is incomplete (Lvl 3)     "The comment history is available from 4/17/2017 to 6/13/2018, however, we require latest 24 months comment history. The comment history is missing from 6/1/2016 to 4/16/2017.

Updated Comment:-
Recent 24 months comment history is available from 5/1/2019 to 4/30/2021."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal description mentioned on Deed is not matching with legal description mentioned on the recorded mortgage.
xx  This part of Legal is not matching with Mortgage.
A part of the legal description of the Mortgage instrument and deeds doesn't match. This could be cured through reformation."	* Missing Required Disclosures (Lvl 2) "List of Services Providers is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: Result: FAIL; Loan Data: 0.000%; Comparison Data: 9.157%; Variance: -9.157%

GSE (xx public guidelines) Prepayment Penalty Term
Test: Result:FAIL"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result: FAIL; Loan Data: 0.000%; Comparison Data: 9.157%; Variance: -9.157%

GSE (xx public guidelines) Prepayment Penalty Term
Test: Result:FAIL

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 9.157%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. FAIL

This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The review of the updated title report dated  07/31/2018 shows that the chain of assignment has not been completed."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per payment history the current UPB is $45038.72 and tape UPB reflects in the amount of $67,783.54.Hence current balance is lower than the tape balance by more than 25%."
* Application Missing (Lvl 2)     "Final 1003 application along with transmittal is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report along with supporting document 1008 is missing from the loan file."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,028.24	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61322212	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	No	Second	$0.00	$2,188.00	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$445.57	9.200%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed the bankruptcy under the xx and the plan was confirmed on 05/14/20 14. The POC was filed on 4/4/2014 in the secured claim amount of $54,400.00 and the amount of an arrearage is $14,727.95. Loan is in active BK case."	* Title Review shows major title concern (Lvl 3) "The Subject mortgage was originated on xx. As per the xx report dated xx the subject mortgage is on second lien position as there is a Senior mortgage in the amount of xx. The final HUD-1 does not show any payoff to xx. No release or satisfaction document was found in the loan document stating the prior mortgages have been released.
However, Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. Possible title claim can be filed.
Hence, the subject mortgage is not at risk by the unreleased lien."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "As per the xx report dated xx the subject mortgage is on second lien position as there is a Senior mortgage in the amount of xx. The Subject mortgage was originated on xx."	* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds"
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. Currently, the mortgage is with xx."		A	B	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28197618	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$389.40	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$575.57	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$24,000.00	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/26/2015	$80,051.61	Not Applicable	5.687%	$586.75	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 05/17/2017 to 06/13/2018; however, we require latest 24 months comments history; Servicing comments are missing from 07/13/2016 to 05/16/2017.
Updated:
Recent 24 months of comment history is available."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business form is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is not with the current assignee xx however the xx is currently with xx dated xx."
* Missing Required State Disclosures (Lvl 2)     "Choice of Insurer disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20131283	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,445.42	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$703.94	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	46.305%	First	Final policy	Not Applicable	$30,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Notice of Servicing Transfer Final Truth in Lending Discl.	xx	4: Unacceptable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/7/2019 to 5/28/2019, from 7/9/2019 to 4/27/2021. As we require latest 24 months payment history for review, the payment history is missing from 6/1/2019 to 6/30/2019."
* Comment history is incomplete (Lvl 3)     "Collection comments are available from 06/17/2017 till 06/13/2018. We require latest 24 months comment history. However; the Comments are missing from 07/01/2016 till 05/31/2017. (for 11 months)

Updated Comment:-
Recent 24 months servicing comments are available from 5/7/2019 to 4/28/2021."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA failed for APR Test."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase risk indicator is Moderate due to TILA failed for APR Test. Final TIL is missing from the loan file, therefore APR is considered as 0.00% for ComplianceEase. However, the comparison data is 8.416% and variance is -8.416%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "According to final HUD-1, settlement date is 09/XX/1999, which is different than the Note date of 09/XX/1999."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99028433	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$3,038.20	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,079.70	10.800%	360	360	xx	xx	$9,121.59	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/29/2013	$83,037.60	Not Applicable	2.000%	$252.85	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/31/2020, the borrower’s income was impacted due to the COVID-19. The borrower stated that no other income and non from the employer. He is an independent contractor. No further details have been found."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 4) "The updated title report dated 7/23/2018 shows that county property taxes for the year of 2005 has been sold. The taxes was due for 10/30/2006 in the amount of $4,594.64. The latest state tax report also shows the taxes open and forfeited date was 10/30/2006 but the tax sale Cert is not available with the updated title report also the buyer name is unknown."	* Comment history is incomplete (Lvl 3) "The servicing comments are available from 10/20/2017 to 6/10/2018; however we required latest 12 months servicing comments. The servicing comments are missing from 7/1/2016 to 10/19/2017."	* Missing Required State Disclosures (Lvl 2) "Property is located in Illinois. Name of required state disclosure is :
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
State disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "According to the updated title report dated 7/23/2018 the mortgage was originated by xx"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
Loan Data 36 Months Comparison Data 0 Months Variance 36 Months.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed the TILA finance charge test, TILA foreclosure rescission finance charge test and  prepayment term test.
TILA Finance Charge Test: Loan Data $277,946.55 Comparison Data $278,201.05 Variance -$254.50.
TILA Foreclosure Rescission Finance Charge Test: Loan Data  $277,946.55 Comparison $278,201.05 Variance -$254.50.
Prepayment Term Test: Loan Data 36 Months Comparison Data 0 Months Variance 36 Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data $277,946.55 Comparison Data $278,201.05 Variance -$254.50.
The finance charge is $278,201.05. The disclosed finance charge of $277,946.55 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data  $277,946.55 Comparison $278,201.05 Variance -$254.50
The finance charge is $278,201.05. The disclosed finance charge of $277,946.55 is not considered accurate for purposes of
																																																																																																								rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94720389	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$683.00	05/17/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$797.44	8.900%	360	360	xx	xx	$5,467.32	Conventional	ARM	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2010	$109,154.51	Not Applicable	2.000%	$529.13	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 08/14/2020 the borrower's income has been impacted due to covid-19."	* Deceased Borrower(s) (Lvl 3) "The borrower xx. The death certificate was located at xx."
* Comment history is incomplete (Lvl 3)     "The available comment history is from 10/17/2016 to 6/13/2018. However, we require latest 24 months comment history. The comment history is missing from 6/1/2016 to 10/16/2016."
* Payment History is not Complete (Lvl 3) "Payment history available from 10/20/2017 to 6/15/2018. However, we require latest 12 months payment history. The payment history is missing from 6/1/2017 to 10/19/2017."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The reviews of updated title report dated 7/23/2018 shows that the chain of assignment has not been completed. Currently, the assignment is from  xx."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The (borrower) xx has been deceased on xx. However, the (borrower) xx has probate this property to xx, hence, the ownership shows in the name of xx."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
Brokerage/Finder Fee Test: FAIL Loan Data: $5,365.00  Comparison Data: $2,000.00  Variance : +$3,365.00
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure are missing from the loan file.
1.Placement of Insurance Disclosure
2.Availability of Title Insurance
3.TN Consent to Disclosure of Insurance Information
4.Choice of Agent/insurer
5.Insurance Solicitation/Post Commitment
is missing from the loan file."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "As per the appraisal report dated 9/14/2001, the subject property shows manufactured housing which is located at “xx”. There is also an Affixation Affidavit regarding manufactured home which is located at “xx"."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62984339	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$460.32	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$775.31	8.250%	360	360	xx	xx	$16,021.86	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures Credit Application	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Borrower has filed bankruptcy under xx. POC was filed on 7/7/2014 which shows that the amount of secured claim is $108,183.29 and amount of arrearage is $19,691.09. Loan is in active BK case."	* Water/Sewer Taxes (Lvl 3) "As per updated title report dated 7/23/2018, there is an active water/Sewer/Utility lien against the subject property in the amount of $175.64 which was recorded on xx."
* Comment history is incomplete (Lvl 3) "Comment history is available in the file from 11/17/2016 to 6/13/2018, we require latest 24 months comment history; Comment history is missing from 7/1/2016 to 11/16/2016 and from 11/18/2016 to 10/19/2017."	* Missing Required Disclosures (Lvl 2) "List of Service Provider is missing from the loan file."
* Variation in Parcel number(APN#) (Lvl 2)     "There is in Mismatch found in parcel#. As per Mortgage parcel# is xx which is different from Tax Certificate parcel # xx. Final title policy shows tax parcel xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.Federal Consumer Credit Protection Act Disclosure
2.Insurance Freedom of Choice Disclosure
3.Hazard Insurance Disclosure"
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
																																																																																																								* ComplianceEase Exceptions Test Failed (Lvl 2) "“This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""		A	B	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89879143	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,710.04	05/29/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$675.51	7.950%	360	360	xx	xx	$73,234.14	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Missing Required State Disclosures	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "Collection comments are available in the loan file from 11/17/2016 to 06/13/2018. As we require latest 24 months collection comment, collection comments are missing from 07/1/2016 to 10/30/2016."	* State Tax Judgment (Lvl 2) "As per updated title report dated 07/27/2018, there are 3 state tax liens against the borrower in the total amount of XXXX in favor of XXXX."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Updated : BK not found."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Georgia and the following Required State Disclosure is missing from the loan file:
																																																																																																								- Disclosure of Additional Fees."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46198244	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,993.60	05/25/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,015.00	Unavailable	6.500%	360	360	xx	xx	$117,524.63	Conventional	ARM	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 4/8/2020, borrower informed that business is slow due to covid and requested for covid-19 assistance."	* Comment history is incomplete (Lvl 3) "The collection comments are available from 3/17/2017 to 6/13/2018. We require the latest 24 months collection comments. The collection comments are missing from 7/1/2016 to 3/16/2017."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "As per the review of the updated title report, the chain of assignment has not been completed. Currently, the mortgage is with xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to confirm from the available loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures have been missing from the loan files, Impound Account Disclosure, Cosigner Notice, Private Mortgage Insurance Disclosure, Hazard Insurance Disclosure, Insurer RecommendationDisclosure, CA Fair Lending Notice, Anti-Tying Disclosure, Privacy Notice, Notice of Right to Copy of Appraisal, Application for Credit-Married Persons, Fair Debt Collection Notice and Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow acct disclosure is missing from the loan file."		B	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46028851	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	No	No	First	$0.00	$3,411.64	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,003.94	5.625%	360	360	xx	xx	$13,543.98	Conventional	ARM	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application
Final Truth in Lending Discl.
Affiliated Business Disclosure
Origination Appraisal
Right of Rescission
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Loan Program Info Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 9/17/2016 to 6/13/2018. We require the latest 24 months collection comments. The comments are missing from 7/1/2016 to 9/16/2016.

Updated Comment:-
Recent 24 months servicing comments are available from 5/1/2019 to 4/30/2021."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The subject mortgage was xx."
* Application Missing (Lvl 2)     "Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine from the available loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL 0.000% 4.251% -4.251%."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file however appraised value taken from a document located at "XXXX."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 4.251%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Title shows an assignment chain break (Lvl 2)     "As per the review of the updated title report, the chain of assignment has not been completed. Currently, the mortgage is with xx"
* Missing Required State Disclosures (Lvl 2)     "Property is located in Massachusetts State. Following disclosure required in this state:
1. Lead-Based Paint Disclosure
2. Mortgage Loan Application Disclosure
3. Carbon Monoxide Alarms
4. MA Smoke Detector Certificate
5. Notice of the Specific Reason for Denial of Credit.
State disclosures are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92767348	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$4,594.10	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,038.05	6.125%	360	360	xx	xx	$75,717.70	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$84,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2012	$466,019.67	Not Applicable	4.625%	$2,822.31	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
HUD-1 Closing Statement
Final Truth in Lending Discl.
Origination Appraisal
Credit Application
Right of Rescission	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 7/23/2018 the subject mortgage is at lower lien position as there are 6 water/sewer liens on the subject property in favor of xx total in the amount of $2,760.84 which were recorded in between 11/30/2007-11/8/2017. The subject property is located in California. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cure if above unpaid lien will paid in full with unpaid interest and late fees."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 4/11/2020, borrower informed that business has been closed since March 15th and requested for forbearance plan."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file but the closing statement is available which is executed by the borrower located at "xx"."
* Comment history is incomplete (Lvl 3)     "The servicing comments are available from 8/17/2017 to 6/7/2018; however we required latest 24 months complete comment history. The comments are missing from 7/1/2016 to 8/16/2017."
* Title Review shows major title concern (Lvl 3)     "According to the Updated Title Report dated 7/23/2018 , The Subject Mortgage was originated on xx. there are two active senior mortgages originated by the borrower on the subject property.
First was recorded on xx.
Second was recorded on xx.
No release found for above said senior mortgages.  Final HUD-1 is missing but estimated copy is available whish shows pay off for above said senior mortgages. Final Title Policy at the origination does not reflected any exception for a senior mortgages. It shows a clear title. Possible title claim can be filed. It can be cured if above said senior mortgages will paid in full and release of mortgage is made and recorded."
* Payment History is not Complete (Lvl 3) "The payment history is available from 8/17/2017 to 5/15/2018; however, we require latest 12 months complete payment history. The payment history is missing from 6/1/2017 to 8/16/2017."	* Settlement date is different from note date (Lvl 2) "The date mentioned on closing statement is xx which is after the note date xx."
* Missing Required State Disclosures (Lvl 2)     "The property is located in CA state and the required disclosures for this state are missing from the loan file.
1. Impound Account Disclosure
2. Private Mortgage Insurance Disclosure
3. Hazard Insurance Disclosure
3. Insurer RecommendationDisclosure
4. Anti-Tying Disclosure
5. Privacy Notice
6. Notice of Right to Copy of Appraisal
7. Application for Credit-Married Persons
8. Fair Debt Collection Notice
9. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Borrower had filed the bankruptcy on 1/XX/2014 under chapter 13 with case#XXXX.  The plan was confirmed on 2/XX/2014 and according to the plan filed on 1/XX/2004 the monthly contract installment amount is $3,350.00.  POC was filed on 4/XX/2014 with the claim amount of $477,833.69 and the amount of arrearage is 36,546.09. According to the trustees final report dated 4/XX/2018 the claim is secured and debtor has paid the principal in the amount of  $168,901.30. The bankruptcy was discharged on 6/XX/2018 and the case was terminated on 7/XX/2018."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed TILA APR Test.
Final TIL is missing from the loan files. However, APR updated as 0.000% hence, annual percentage rate is less than stated original rate.
TILA APR Test: FAIL  loan data:0.000%  Comparison Data:6.304%  Variance:-6.304%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report at origination is missing from the loan file."
* Mortgage  (Lvl 2)     "Subject loan was originated under jumbo loan category."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed TILA APR Test.
Final TIL is missing from the loan files. However, APR updated as 0.000% hence, annual percentage rate is less than stated original rate.
TILA APR Test: FAIL  loan data:0.000%  Comparison Data:6.304%  Variance:-6.304%

The annual percentage rate (APR) is 6.304%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18956394	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$808.37	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$678.50	$908.50	8.850%	360	360	xx	xx	$7,555.99	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2011	$101,437.36	$30,431.21	3.725%	$366.33	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy under xx on 06/XX/2015. The date of last filing xx. The plan was confirmed on 08/14/2015. As per the chapter 13 plan, the debtor shall pay to the trustee the sum of $743.50 monthly for 41 months. POC was filed on 11/05/2015 for the secured claim amount of $57,280.88 and the arrearage amount is $973.51. Loan is in active."	* Title Review shows major title concern (Lvl 3) "The subject mortgage was recorded on xx. The updated title dated 07/25/2018 shows that there is an active senior mortgage prior to the subject Mortgage, in the favor of xx in the amount of xx. The Final Hud-1 does not shows pay off. Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Deceased Borrower(s) (Lvl 3)     "As per the Updated title report dated 07/25/2018 borrower xx. However, the death certificate was not found in the loan file."
* Litigation (Lvl 3)     "As per comment dated 12/2/2016, the loan is under litigation and the comment dated xx, shows that the account is on litigation. However, unable to determine the reason for litigation and the litigation matter has been resolved or not."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage lien position change to Second. There is an active senior mortgage prior to the subject Mortgage, In the favor of xx. The subject mortgage was originated on xx."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan Program disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at TN State. The following state disclosures are missing from the loan file.
·Placement of Insurance Disclosure
·Availability of Title Insurance
·TN Consent to Disclosure of Insurance Information
·Choice of Agent/insurer
·Insurance Solicitation/Post Commitment"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Property Damage (Lvl 2)     "Collections comments stated subject property had damages .An insurance claim has been filed on xx to xx with cheque # xx. Another cheque xx received in the amount of $1,149.30 on 03/03/2017."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Interest Rate Test: Rsult:FAIL; Loan data: 8.850%; Comparison Data: 8.660%; Variance: +0.190%.
Brokerage/Finder Fee Test: Result:FAIL; Loan Data: $3,282.00; Comparison Data: $1,840.00; Variance: +$1,442.00."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: Rsult:FAIL; Loan data: 8.850%; Comparison Data: 8.660%; Variance: +0.190%.
Brokerage/Finder Fee Test: Result:FAIL; Loan Data: $3,282.00; Comparison Data: $1,840.00; Variance: +$1,442.00.

This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "Collections comments stated subject property had damages .An insurance claim has been filed on 12/19/2016 to xx received in the amount of $893.89. Another cheque xx received in the amount of $1,149.30 on 03/03/2017."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value since the supportive documents are missing from the loan file."		D	D	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29850723	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,629.00	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$333.88	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required Disclosures
Credit Application
HUD-1 Closing Statement
Mortgage Insurance
Affiliated Business Disclosure
Origination Appraisal
Notice of Servicing Transfer
Initial Escrow Acct Disclosure	xx	2: Acceptable with Warnings	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/19/2019 to 8/29/2019, 11/15/2019 to 5/22/2020, 8/18/2020 to 10/19/2020 and 3/16/2021 to 4/27/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2019 to 5/31/2019, 9/1/2019 to 10/30/2019, 6/1/2020 to 7/31/2020 and 11/1/2020 to 2/28/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated Hud and Itemization are missing from the loan file."	* Property address changed since origination - address on updated title different from note (Lvl 2) "As per the Note and Mortgage, the subject property address is 'xx'. However, the BPO report dated 12/20/2014 located at ("XXXX") the property address is "xxand Tax report shows property address as "xx". However, the Parcel and legal description is same and the Parcel # matched on updated title and Tax report."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business disclosure is missing from the loan file"
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69059682	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$5,474.50	05/26/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.43	5.750%	360	360	xx	xx	$12,264.09	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. Loan data is $202128.40 which is comparison with $202403.40 and variance is $275.00. The finance charge is $202,403.40. The disclosed finance charge of $202,128.40 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. Loan data is $202128.40 which is comparison with $202403.40 and variance is $275.00. The finance charge is $202,403.40. The disclosed finance charge of $202,128.40 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Property Damage (Lvl 2)     "According to property damage repaired document (xx), subject property was damage in the year of 2010. The nature of damage is flood and total claim amount is $26999.20. however, the repaired is completed on 3/13/2010. The latest servicing comment does not shows any damage or repair information. Also, available latest exterior BPO (xx) dated 4/4/2018 subject property is average condition."
* Missing Required Disclosures (Lvl 2)     "List of Servicing  providers is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete. There is break in assignment of chain between from xx which was recorded on 2/6/2018; to xx, by xx, its Attorney-in-Fact."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of Assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "Subject property is located at MA state. Following state disclosure is missing from the loan file. :- 1) Lead-Based Paint Disclosure. 2) Carbon Monoxide Alarms. 3) MA Smoke Detector Certificate."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37861561	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,325.62	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,236.38	7.120%	240	240	xx	xx	$27,490.56	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from 11/21/2017 to 6/17/2018. However, we require latest 24 months comment history. Comment history is missing from 5/1/2016 to 11/1/2017."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* Water/Sewer Taxes (Lvl 2)     "According to the updated title report dated 7/30/2018, the property tax status states that there are 2 water/sewer charges delinquent and are payable till the good through date of 8/31/2018 are as follows: 1) Water/sewer charges delinquent in the amount of $520.39 and are payable till the good through date of 8/31/2018.  2) Water/sewer charges delinquent in the amount of $759.69 and are payable for bankruptcy account till the good through date of 8/31/2018."
* Settlement date is different from note date (Lvl 2)     "Origination date is xx which is different from note date."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of MA. The following state disclosure is missing from the loan file.   1) Carbon Monoxide Alarms."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The borrower had filed bankruptcy under XXXX with XXXX on 4/XX/2015. The plan was confirmed on 12/XX/2015. According to the XXXX modified plan dated 11/XX/2015, the debtor shall pay trustee the monthly amount of $755.00 per month for 60 months, The POC had filed on 8/28/2015, the amount of secured claim is $96,114.38 with arrearage of $7,748.21. The bankruptcy case was dismissed on 04/XX/2020 and terminated on 10/XX/2020."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22348093	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$501.32	05/25/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$269.70	5.500%	360	360	xx	xx	$44,639.16	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer
Final Truth in Lending Discl.
Affiliated Business Disclosure
Origination Appraisal
Loan Program Info Disclosure
Missing Required State Disclosures
Credit Application
Right of Rescission	xx	2: Acceptable with Warnings	* Variation in Parcel number(APN#) (Lvl 3) "According to the updated title report dated 7/30/2018, states that the subject mortgage under (bk#xx) with Parcel no #xx; however, tax collection report shows parcel no #xx."
* Not all borrowers signed HUD (Lvl 3)     "Available copy of final HUD-1 is not signed by the borrowers."
* Comment history is incomplete (Lvl 3)     "Collection comments are available from 7/17/2017 to 6/13/2018 which are incomplete, as we require recent 24 months. Collection comments are missing from 7/1/2016 to 6/30/2017.

Updated Comment:-
Recent 24 months servicing comments are available."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: charged 0..000% Allowed 4.065% over by -4.065% Months."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file. However, appraised value is updated from underwriting document located (XXXX).
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure is missing from the loan file which is required in Alabama State.
Choice of Insurer"
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "There is no any single assignment of chain found in the updated title report dated on 7/30/2018."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: charged 0..000% Allowed 4.065% over by -4.065% Months.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 4.065%. The disclosed APR of 0.000% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36503289	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,218.55	05/10/2021	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$991.54	$1,226.74	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	37.068%	First	Final policy	Not Applicable	$44,900.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required Disclosures	xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed TILA Finance Charge Test.
TILA Finance Charge Test: Loan data:$248,694.88 Comparison Data:$254,674.18 Variance:-$5,979.30.
The finance charge is $253,323.68. The disclosed finance charge of $248,694.88 is not considered accurate because it is understated by more than $100.

This loan failed TILA APR Test.
TILA APR Test: Loan data:6.665% Comparison Data:6.950% Variance:-0.285%.
The annual percentage rate (APR) is 6.877%. The disclosed APR of 6.665% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed TILA Finance Charge Test and TILA APR Test.
TILA Finance Charge Test: Loan data:$248,694.88 Comparison Data:$254,674.18 Variance:-$5,979.30.
TILA APR Test: Loan data:6.665% Comparison Data:6.950% Variance:-0.285%."
* Settlement date is different from note date (Lvl 2)     "The final HUD-1 reflects the settlement date as xx"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 5/3/2021, the UPB reflected in the amount of $210,686.35, which is greater than the tape value."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers Disclosure is missing from the loan file."
																																																																																																								* Issue with the legal description or recorded instrument (Lvl 2) "According to the updated title report dated 7/25/2018, the mortgage was originated by xx, a single person, as a separate estate recorded on 10/14/2005; however, there was a deed recorded on 8/7/2012 through which the property was transferred to xx however, updated title shows subject mortgage FC with subsequent rescission and property transferred back to the borrower. Tax collector shows, current owner as xx which is the borrower."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49980583	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$9,270.87	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	$956.65	$1,155.87	5.875%	360	480	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Initial Escrow Acct Disclosure Affiliated Business Disclosure Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Describe the BK payment plan (Lvl 3) "xx (borrower) had filed bankruptcy under chapter 11 with the case#xx and proposes a plan of reorganization on xx in which debtor lists subject creditor under xx.
The holder of this xx claim shall have an allowed claim in the amount of $199,969.85.
In addition, the interest accruing thereafter as applicable pursuant to Section 506(b) of bankruptcy code at a rate of 2.75% per annum by folding a total amount of $17,920.10.
The xx claim will be paid cash in an approximate amount equal to $49,701.47. The estimated amount of $130,805.78 restructured and refinanced at 2.25% with P&I $XXX for 30 year amortization.
The comment dated 5/15/2018, the cram down review is needed. The BK cram down ready to book with new principal amount of xx and rate of interest 2.625% and P&I $XXX with new term 8/1/2045. The first payment will be due on 9/XX/2015. However, the comment dated 6/8/2018, the BK cram down rejected. The BK cram down is still being processed. No further details are available regarding cram down as the servicing comments are available till 6/12/2018."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "xx (borrower) had filed bankruptcy under chapter 11 with the case#xx and proposes a plan of reorganization on xx in which debtor lists subject creditor under xx. Bankruptcy case was dismissed."	* Title shows an assignment chain break (Lvl 2) "According to the updated title report dated 7/23/2018, the chain of assignment has not been completed.
The current assignment was done from xx for xx.
The last assignment should be with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value as the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The property is located in state of South Carolina. The Agent Preference Disclosure and Casualty Insurance Disclosure are missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54088598	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,886.46	05/19/2021	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$941.11	7.700%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	19.785%	First	Final policy	Not Applicable	$33,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/03/2008	$132,326.81	Not Applicable	7.700%	$1,513.18	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Credit Application Missing Required State Disclosures	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 4/2/2020, borrower’s income is impacted due to covid-19 and does not have another source of income."	* ComplianceEase State Regulations Test Failed (Lvl 2) "1. Prohibited Fees First Lien Test: FAIL loan data:$990.00 comparison data:$0.00 Variance:+$990.00.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1%
origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.

2. Broker Fees Test: FAIL  loan data:$3,350.00  Comparison Data:$0.00  Variance:+$3,350.00
3. Origination Fee & Broker Fee Test: FAIL  Loan Data:$3,350.00  Comparison Data:$1,320.00  Variance:+$2,030.00
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider Disclosure is missing from the loan file."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 7/24/2018 there is one state tax lien against the borrower XXXX in the amount of $2,188.46 in favor of Missouri Department Of Revenue which was recorded on 2/23/2018. The SSN  mentioned on the related document is matched with subject borrowers SSN that is XXX-XXXX
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "According to the updated title report dated 7/24/2018 there are 3 IRS liens against the borrower XXXX total in the amount of $53,980.13 in favor of Department of Revenue-IRS which were recorded in between 4/15/2011-7/23/2018. The related document did not reflect the SSN/DOB of the borrower."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in MO State and the required disclosures are missing from the loan file.
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer or Agent"
* Active or Pending Short Sale (Lvl 2)     "According to the servicing comments the short sale had initiated in loan but short sale declined on 10/3/2016 due to no response from real estate agent. Again short sale was re-initiated and short sale auction letter was sent and the auction agreement was signed and received on 11/21/2016. The comment dated 4/3/2017 state that collateral short sale fraud review ordered and returned. The short sale was approved on 6/XX/2017 and the buyer was XXXX with the net amount of XXXX But the comment dated 11/6/2017 state that the short sale auction was declined by borrower. After that foreclosure was initiated on loan and bid sent to borrower for review and approval  on 1/XX/2018 and comment on 2/12/2018 state that all FC previous options exhausted."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is "Moderate" as this loan failed Prohibited Fees First Lien Test, Broker Fees Test and Origination Fee & Broker Fee Test.
Prohibited Fees First Lien Test: FAIL  loan data:$990.00  comparison data:$0.00  Variance:+$990.00
Broker Fees Test: FAIL  loan data:$3,350.00  Comparison Data:$0.00  Variance:+$3,350.00
Origination Fee & Broker Fee Test: FAIL Loan Data:$3,350.00 Comparison Data:$1,320.00 Variance:+$2,030.00"	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "There is no SOL issue.
																																																																																																									According to a review of the payment history as of 4/26/2021, the borrower is performing with the loan and the next due date for the regular payment is 5/1/2021. The last payment was received on 4/26/2021 total in the amount of PITI $1,118.19 which includes P&I $591.05, which was applied for the due date of 4/1/2021. The UPB reflected in the latest payment history is in the amount of $128,224.77."	B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48998306	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,067.79	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$894.51	5.950%	360	360	xx	xx	$28,099.98	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2013	$155,338.60	$44,400.00	2.000%	$335.95	xx	Financial Hardship	xx	xx	xx	xx	Modification Right of Rescission Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer Missing Required State Disclosures	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 3) "This loan modification was done on xx. The amortization type is fixed and new unpaid Principal balance is xx and lender defer in the amount of xx which was paid on maturity date. As per modification agreement interest bearing amount is xx and modification original rate is 2.000 % and Monthly P&I is $335.95. The modification payment start date is xx and new maturity date is 3/1/2034. The current P&I as well as interest rate of payment history is matched with same modification. however, the agreement is not signed by borrower."
* Comment history is incomplete (Lvl 3) "Servicing comment is available from 7/17/2017 to 6/13/2018. however, we required latest 24 months servicing comment. Servicing comment is missing from 7/1/2016 to 6/30/2017."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
Final TIL is missing from the loan file. Hence ,APR is taken as 0.00% for compliance run which is comparison with 6.480% and variance is -6.480%
The annual percentage rate (APR) is 6.480%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the points and fees test.
The loan data is $7931.00 which is comparison with $7500.00 and variance is +$431.00

The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the points and fees test."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Not all borrowers signed HUD (Lvl 2)     "Final HUD-1 is available in the loan file. however, it is not singed by borrower."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Required Affiliated Business Disclosure is missing from the file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete. Currently the assignment is with xx which was recorded on 4/4/2018; however, current assignment should be with xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at FL state.
Following state disclosure is missing from the loan file. :-
																																																																																																								1) Anti-Coercion Notice."		D	D	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70002845	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,805.89	05/28/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$772.67	7.150%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2015	$103,850.62	Not Applicable	3.250%	$386.89	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure
Title Evidence
HUD-1 Closing Statement
Affiliated Business Disclosure
Notice of Servicing Transfer
Missing Required State Disclosures
Document Showing a Index Numerical Value
Credit Application
Origination Appraisal
Final Truth in Lending Discl.	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 7/10/2020, the reason for default is affected by covid-19 pandemic.

Updated Comment:
The collection comment dated 6/5/2020, states that the borrower’s income has been impacted by covid19 and also the borrower states that the reason for default is unemployed. As per the collection comment dated 11/2/2020, the forbearance plan was offered to the borrower and the payment start from 11/1/2020."
* Missing Title evidence (Lvl 4)     "The Final Title Policy at origination is missing from the loan file. Neither preliminary policy nor commitment is available in the loan file."
* Property Damage (Lvl 4) "A Claim (xx) was filed with xx under Policy xx for Wind Damage from Hurricane XXXX with a Date of Loss of 9/10/2017. Comment dated 5/29/2018 reflects a payment was issued 5/18/2018 from the insurance company for $14,525.78. Check#xx was received on 6/4/2018 in the amount of $9,937.39. As of 6/8/2018, servicer left a message for the borrower advising of documents needed to progress claim, contractor license. No further details were provided."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD is missing from the loan file. Neither Estimated HUD-1 not Itemization is available in the loan file."	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure is missing from the loan file.."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file.."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer disclosure is missing from the loan file.."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the State of Florida.  The following Required State Disclosures are missing from the file:
- Anti-Coercion Notice.
- Title Insurance Disclosure.
- Radon Gas Disclosure.
- Insurance Sales Disclosure."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to determine the Operative Index Value used by lender at origination due to missing relevant document."
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has  not been  completed as the latest assignment is to xx"
* Missing Appraisal (Lvl 2)     "The Appraisal from origination is missing from the file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95251595	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,894.75	05/27/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$613.26	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Mortgage Insurance Final Truth in Lending Discl. Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA with xx."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Hud-1 along with estimated hud and itemization is missing in the loan file. Per seller confirmation dated xx this document is not available with them."	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file.
Per seller confirmation dated 9/1/2017 this document is not available with them."
* Application Missing (Lvl 2)     "Final 1003 Application is missing in the loan file.  Per seller confirmation dated 8/28/2017 this document is not available with them."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file.
																																																																																																								Per seller confirmation dated 9/XX/2017 this document is not available with them."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	77246388	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$5,445.01	05/27/2021	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,160.34	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$438,235.03	$57,000.00	3.000%	$2,167.52	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	xx	3: Curable	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosure which are missing from the loan file;
1.NJ Attorney Disclosure
2.Unacceptability of Insurance Notice
3.Attorney Disclosure II
4.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application
5.Private Well Testing"
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete however the assignment is currently is with “xx” instead of “xx”."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Mortgage  (Lvl 2)     "Subject loan was originated under jumbo loan category."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase State Regulations Test Failed due to Prohibited Fees Test:
1. Prohibited Fees Test: shows Loan Data $5025.00 Comparison Data $0.00 Variance +$5025.00.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 5/6/2021, the UPB reflected in the amount of $644,802.20, which is greater than the tape value."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA APR failed.
1. TILA APR Test: shows Loan Data 0.00% Comparison Data 6.634% Variance -6.634%.
The annual percentage rate (APR) is 6.634%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* State Tax Judgment (Lvl 2)     "There are four state tax lien has been found on updated title report dated 07/27/2018 which in the total amount of $29408.6 in favor of Division of Taxation which was recorded on multiple date."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to TILA APR Test: Prohibited Fees Test: are failed."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Property Damage (Lvl 2)     "As per the collection comment dated 11/11/2017, There is a damage has been found in subject property as of 10/19/2017,  damage type  is Soffit and front window trim damage however no cost is given for the repair in the comment and as per latest BPO dated 6/4/2018 located at "154306". subject property is in average condition however no need to repair."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination of the loan is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "There is no SOL issue.
																																																																																																									According to a review of the payment history as of 4/27/2021, the borrower is performing with the loan and the next due date for the regular payment is 6/1/2021. The last payment was received on 4/27/2021 total in the amount of PITI $4,406.18 which includes P&I $2,390.28, which was applied for the due date of 5/1/2021. The UPB reflected in the latest payment history is in the amount of $644,802.20."	B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57257156	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Mexico	xx	xx	xx	xx	xx	xx	No	Yes	No	Second	$0.00	$333.56	05/06/2021	xx	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$851.42	12.250%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Initial Escrow Acct Disclosure Missing Required State Disclosures Right of Rescission Affiliated Business Disclosure	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The servicing comment is available from 7/24/2017 to 6/13/2018. However, we require the latest 24 months of servicing comments. The servicing comment is missing from 6/1/2016 to 6/30/2017."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is at second lien position as there is an active Real Estate Contract prior to the subject Mortgage, in the favor of xxfor the amount of $9,000.00. There is an affidavit of uncured default and election of termination located at xx and provides a period of 30 days after notice to correct said default. However, the purchaser did not cure the specified default within the required time. Hence, the seller elects to terminate the said real estate contract."
* Payment History is not Complete (Lvl 3)     "The payment history is available from 2/7/2018 to 6/14/2018. However, we require the latest 12 months of payment history. The payment history is missing from 6/1/2017 to 1/31/2018."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description mentioned in recorded mortgage, final title policy and tax document are matches except appraisal report. The lot#xx is reflect in recorded mortgage, final title policy and tax document. However, xx"."
* Title Review shows major title concern (Lvl 3)     "The subject mortgage was originated on xx. The updated title dated 8/1/2018 shows there is an active Real Estate Contract prior to the subject Mortgage, in the xx for the amount of $9,000.00. There is an affidavit of uncured default and election of termination located at xx, shows that the default notice was given to purchaser on xx and provides a period of 30 days after notice to correct said default. However, the purchaser did not cure the specified default within the required time. Hence, the seller elects to terminate the said real estate contract.  Final HUD-1 shows payoff to 1st National in the amount of xx. No release or satisfaction document was found in the loan document stating the real estate contract has been released. However, Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. Possible title claim can be filed. Hence, the subject mortgage is not at risk by the unreleased lien."
* Foreclosure Delay or Contested (Lvl 3)     "The foreclosure was initiated in xx. The foreclosure was contested and the litigation action was completed on xx. No evidence stating that the issue has been resolved.   Currently, the foreclosure is on hold due to loss mitigation. No further information is available."
* Variation in Parcel number(APN#) (Lvl 3) "There is a variation in parcel# mentioned in appraisal report and tax report. The xx."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. This loan failed Prepayment Test: Loan Data:36 Months Comparison Data:0 Months Variance:36 Months"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is an active Notice of Federal Tax Lien against the borrower in the favor of Department of The Treasury- Internal in the amount of $26,556.69 which was recorded on 08/24/2010."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed for Prepayment Term Test."
* Property address changed since origination - address on updated title different from note (Lvl 2)     "The note, recorded mortgage, HUD-1 and appraisal report reflect subject property address as xx. However, the tax document shows property address as xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure  is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title shows an assignment chain break (Lvl 2)     "According to the updated title report dated 08/01/2018, the chain of has been not completed. The affidavit of missing assignment of mortgage which was recorded on 7/18/2016, revels that the Lender xx."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in New Mexico (NM) state. The below Required State disclosures are missing in the given loan files.  1] Freedom to Choose InsuranceCompany and InsuranceProfessional."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 5/6/2021, the UPB reflected in the amount of $116,116.94, which is greater than the tape value.

Updated: The current UPB reflected in the amount $116,223.13."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file"
* Property is Manufactured Housing (Lvl 2) "As per the appraisal report at the origination, the subject property type is manufactured home. According to the updated title dated 08/01/2018, the subject property was attached to the permanent foundation with xx mentioned on the updated title. Also, an affidavit of affixture located at "xx" attached to the updated title report confirms the affixation to the land. The latest BPO report dated 06/13/2018 shows subject property type as manufactured home."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "There is no SOL issue.
																																																																																																									According to a review of the payment history as of 5/6/2021, the borrower is performing with the loan and the next due date for the regular payment is 6/1/2021. The last payment was received on 5/6/2021 total in the amount of PITI $751.33 which includes P&I $542.03, which was applied for the due date of 5/1/2021. The UPB reflected in the latest payment history is in the amount of $116,116.94."	B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19205948	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,995.04	05/28/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,011.53	5.875%	360	360	xx	xx	$5,614.12	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$1,148.81	Unavailable	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Credit Application Right of Rescission Affiliated Business Disclosure Final Truth in Lending Discl. Origination Appraisal Missing Required State Disclosures Modification	xx	3: Curable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $1,011.53 with the rate of interest 5.87500 % and a maturity date of 8/1/2033. The P&I as per payment history tape data is the $1,148.81 and PITI is $1,521.88 and unable to determine the rate of interest. However, there is a increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Foreclosure case has been dismissed (Lvl 3) "According to the collection comment dated 6/24/2020, the foreclosure case was dismissed due to loss mitigation and the file was closed on xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at IN state.
Following state disclosure is missing from the loan file. :-
1) Federal Consumer Credit Protection Act Disclosure."
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete. Currently the assignment is with xx, N.A. as
Successor to xx. as trustee which was recorded on 1/4/2010; however, current assignment should be with xx"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the prepayment penalty term test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Final TIL is missing from the loan file. Hence, APR is taken as 0.00.
The loan data is 0.00% which is comparison with 6.703% and variance -6.703%.
The annual percentage rate (APR) is 6.703%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
This loan failed the prepayment penalty term test.
																																																																																																								The loan charges a prepayment penalty with a term exceeding 3 years."		D	D	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2742584	xx	xx	xx	561-692	21426	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$12,782.30	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,264.83	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$451,045.57	Unavailable	7.250%	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Notice of Servicing Transfer Missing Required State Disclosures HUD-1 Closing Statement Final Truth in Lending Discl. Credit Application Affiliated Business Disclosure Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, Estimated HUD and Itemization is missing from the loan file."
* Issue with the legal description or recorded instrument (Lvl 3) "As per updated title review dated 7/23/2018, Legal description is completely missing from Warranty Deed made on xx"	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "TX Loan Agreement Notice, Commitment Requirement/Anti-Tying, Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Pre closing Disclosure, Construction Loan Disclosure are missing from loan files."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "The review of the updated title report dated xx shows that the chain of the assignment has not been completed. The latest assignment is from xx"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy under the chapter 13 with the case# xx on xx and the plan was confirmed on 07/12/2012.
The POC was filed on 6/27/2012 with the claim amount of $348,564.26 and the amount of arrearage is $82,536.10. The debtor was discharged on xx and the case got terminated on xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy under the chapter 13 with the xx on 02/XX/2012 and the plan was confirmed on 07/XX/2012.
The POC was filed on 6/27/2012 with the claim amount of $348,564.26 and the amount of arrearage is $82,536.10. The debtor was discharged on 6/8/2017 and the case got terminated on 10/5/2017."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application, initial application and Transmittal is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "According to a review of the payment history as of 4/2/2021, the borrower is performing with the loan and the next due date for the regular payment is 5/1/2021.  The last payment was received on 4/2/2021 total in the amount of PITI $4,754.80 which includes P&I $2,704.24, which was applied for the due date of 4/1/2021.  The UPB reflected in the latest payment history is in the amount of $446,844.87. Borrower is current with loan."
* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "There is no SOL issue.
																																																																																																									According to a review of the payment history as of 4/2/2021, the borrower is performing with the loan and the next due date for the regular payment is 5/1/2021. The last payment was received on 4/2/2021 total in the amount of PITI $4,754.80 which includes P&I $2,704.24, which was applied for the due date of 4/1/2021. The UPB reflected in the latest payment history is in the amount of $446,844.87."	B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	541267	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,301.48	05/01/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,201.77	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	Yes	xx	xx	40.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/31/2014	$157,613.13	Not Applicable	6.000%	$1,160.16	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Missing Required State Disclosures Credit Application Affiliated Business Disclosure Right of Rescission	xx	4: Unacceptable	* Foreclosure case has been dismissed (Lvl 3) "As per comment dated 6/20/2019, the foreclosure was dismissed and the closed."
* Comment history is incomplete (Lvl 3) "The latest servicing comment is available from 2/3/2017 to 6/13/2018. however, we required latest 24 months servicing comment. Servicing comment is missing from 7/1/2016 to 1/30/2017."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Final TIL is missing from the loan file. Hence, APR is taken as 0.00%.
The loan data is 0.00% which is comparison with 8.497% and variance is -8.497%.
 The annual percentage rate (APR) is 7.607%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Variation in Parcel number(APN#) (Lvl 2)     "There is variation in parcel number between warranty deed and subject mortgage. According to warranty deed dated 2/XX/2003; recorded on 3/XX/2003; XX XX parcel number is "XXXX". however, subject mortgage dated 10/XX/2003; recorded on 10/XX/2003 as well as property  tax assessment shows as "XXXX""
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the  loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in NC state.
Following state disclosure is missing from the loan file. :-
1. Fee Agreement.
2. Amortization Schedule Disclosure.
3. Attorney Selection Disclosure.
4. Priority of Security Instrument Disclosure."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45470711	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$2,556.63	$2,244.71	04/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,601.38	7.700%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer
Final Truth in Lending Discl.
Origination Appraisal
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Title Evidence
Missing Required State Disclosures
Credit Application
Missing Dicsloures	xx	3: Curable	* Missing Title evidence (Lvl 4) "Final TPOL is missing from the loan file. The Commitment/Preliminary Report are also not available in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed the bankruptcy under Chapter 13 with the xx. The plan was confirmed on 2/XX/2018. According to the Chapter 13 plan, the debtor shall pay to the trustee the sum of $1,607.38 semi-monthly for 60 months. The POC was filed on 3/XX/2018 with the secured claim amount of $185,281.29 and the amount of arrearage was $6,485.59. Loan is in active BK case."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."
* Title Review shows outstanding delinquent taxes (Lvl 3)     "According to the updated title report dated 7/25/2018, the combined annual taxes are delinquent total in the amount of $2,556.63 as follow:
The combined annual taxes of 2016 are delinquent in the amount of xx which were due on xx
The combined annual taxes of 2017 are delinquent in the amount of xx which were due on xx
If the taxes are not paid, the subject property may get foreclosed due to the unpaid taxes. It can be cured by paying off the above taxes.

Update Comment:

The comment dated 06/24/2019 shows the taxes for the year of xx and xx are delinquent in the amount of xx and xx As per the comment dated 06/24/2020 and 11/24/2020, taxes are delinquent for the year of xx and xx for the amount of xx and xx No further details have been found regarding taxes."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with 1008 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct. disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE Risk Indicator is "Moderate" as the loan failed the TILA APR test.
TILA APR Test: FAIL, Loan Data: 0.000%, Comparison Data: 7.890% and Variance: 7.890%.
The annual percentage rate (APR) is 7.890%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "The subject property was damage due to Water. The date of loss was xx. The comment dated 3/23/2018 shows that received check from xx in the amount of $14,387.70 on 3/23/2018 for Unknown.
Another comment dated 8/9/2016 shows that the subject property was damaged due to storm. The date of loss was 6/12/2016 and received check from xx in the amount of $5,906.32 check dated 7/31/2016.
Also, latest BPO report dated 6/5/2018 does not show any damage or repairs to the subject property."
* Property Damage (Lvl 2)     "The subject property was damage due to Water. The date of loss was 2/6/2018. The comment dated 3/23/2018 shows that received check from xx in the amount of $14,387.70 on 3/23/2018 for Unknown.
Another comment dated 8/9/2016 shows that the subject property was damaged due to storm. The date of loss was 6/12/2016 and received check from xx
Also, latest BPO report dated 6/5/2018 does not show any damage or repairs to the subject property."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Tennessee state. The required state disclosures are missing from the loan file as follow:
1. Placement of Insurance Disclosure.
2. Availability of Title Insurance.
3. TN Consent to Disclosure of Insurance Information.
4. Choice of Agent/insurer.
5. Insurance Solicitation/Post Commitment."
* Application Missing (Lvl 2)     "Final Application along with transmittal is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6663844	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	05/04/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$644.77	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing in the loan file."
* Foreclosure case has been dismissed (Lvl 2)     "The comment dated 1/6/2020 states that the foreclosure dismissal is available in the file. No more details are available."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing in the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escow account disclosure is missing in the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33510663	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$20,483.57	$5,718.94	05/18/2021	Not Applicable	No	Not Applicable	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,448.65	7.500%	360	360	xx	xx	$334,873.03	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2016	$514,429.13	Not Applicable	5.250%	$3,466.45	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the BPO report dated 06/15/2018 (located at “xx”) the subject property has numerous structural damages. BPO states estimated cost of exterior repairs as $75,000.00. The roof damage is in the amount of $10,000.00 and the repairs are needed for floor, exterior siding, etc. The cause of damage is not mentioned. There is no further details found regarding repairs have been done or not.

Updated Comment:
As per collection comment dated 5/1/2020 it seems that the insurance department made a disbursement for wind policy on 1/17/20 IAO $14,905.00. The insurance carrier received payment IAO $14,905.00."
* Title Review shows outstanding delinquent taxes (Lvl 4)     "Update:
As per the comment dated 09/12/2019, the taxes are delinquent for the year of 2016, 2017 and 2018 in the amount of $7082.94, $6353.60 & $7047.03. No further details have been found."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per updated title report dated 7/26/2018, the subject mortgage is in lower lien position, as the delinquent taxes has been sold and paid by tax certificate buyer for year 2014, 2015, 2016 and 2017. The 2014 taxes were due on 03/31/2015 in the amount of $5,757.72. The 2015 combined taxes were due on 03/31/2016 in the amount of $9,643.42. The 2016 taxes were due on 03/31/2017 in the amount of $8,889.09 and the 2017 taxes were due on 03/31/2018 in the amount of $6,829.65. All above said taxes are delinquent and paid by tax cert buyer. However, tax certificates are not available with updated title report.
Tax information was not available online. Protitle confirms above information xx Per Tax office, property tax status was unavailable online due to bankruptcy status. Amounts provided are good through till 08/31/2018."
* Property Damage (Lvl 4)     "As per the BPO report dated 06/15/2018 (located at xx) the subject property has numerous structural damages. BPO states estimated cost of exterior repairs as $75,000.00. The roof damage is in the amount of $10,000.00 and the repairs are needed for floor, exterior siding, etc. The cause of damage is not mentioned. There is no further details found regarding repairs have been done or not.

Updated Comment:
As per collection comment dated 5/1/2020 it seems that the insurance department made a disbursement for wind policy on 1/17/20 IAO $14,905.00. The insurance carrier received payment IAO $14,905.00."
* Title Review shows major title concern (Lvl 4)     "As per updated title report dated 7/26/2018, the 2014 taxes were due on 03/31/2015 in the amount of $5,757.72. The 2015 combined taxes were due on 03/31/2016 in the amount of $9,643.42. The 2016 taxes were due on 03/31/2017 in the amount of $8,889.09 and the 2017 taxes were due on 03/31/2018 in the amount of $6,829.65. All above said taxes are delinquent and paid by tax cert buyer. However, tax certificates are not available with updated title report.
Tax information was not available online. Protitle confirms above information via 305-295-5000. Per Tax office, property tax status was unavailable online due to bankruptcy status. Amounts provided are good through till 08/31/2018."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per servicing comment dated 07/10/2020 the borrower lost rent income due to covid-19.However no further details have been found."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "The borrower Sam G. Dickson had filed bankruptcy xx. The plan was confirmed on 03/07/2016.The confirmed chapter-11 plan was filed on 11/12/2015 as per the Class 5 in Chapter 11 the amortized over 20 years using an interest rate of 5% per annum. The holder allowed by Class 5 claim shall be paid monthly until it's been paid in full.
The POC was filed on 12/29/2014 with the POC Amount of $466,782.62 and amount of arrearage $175,364.51. Loan is in active BK case."	* Issue with the legal description or recorded instrument (Lvl 3) "There is issue with the legal description. The legal description on mortgage recorded on xx is not matching with the legal description mentioned on Final Title Policy dated on xx." * Comment history is incomplete (Lvl 3) "The collection comments are available from 8/17/2017 to 6/8/2018. As we require latest 24 months collection comments, the comments are missing from 7/1/2016 to 7/31/2017."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of Florida. The following state disclosures are missing from the loan files.
1)Title Insurance Disclosure
2)Radon Gas Disclosure
3)Insurance Sales Disclosure"
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the updated title report dated 07/26/2018 , there are 2 IRS liens against the borrower XXXX.The first lien was recorded on 04/XXXX/2013 in the amount of XXXX in the favor of XXXX and the second was recorded on 09/XX/2013 in the amount of XXXX in the favor of Internal Revenue Service."
* Missing Required Disclosures (Lvl 2)     "As per loan files List of Service Providers is missing from file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$85,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35429671	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$753.80	05/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$754.41	7.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2012	$96,841.60	Not Applicable	4.625%	$594.42	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Initial Escrow Acct Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer Affiliated Business Disclosure	xx	3: Curable	* Describe the BK payment plan (Lvl 4) "As per servicing comments review, the borrower had filed bankruptcy under xx on 8/8/2014. The comment dated 2/6/2020 shows there was email received from investor which shows Loan is flagged as a cram down but not showing the loan was a cram; incorrect flag as the borrower is current and loan matures in 2033. This bankruptcy case was xx. However, the based on available collection comments, unable to confirm whether there is actual cram down in subject loan or not as the collection does not reflect proper details of cram down."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower has filed bankruptcy under chapter 13 plan with case #xx on xx POC was filed on 2/5/2015. Loan is in active BK case."	* Variation in Parcel number(APN#) (Lvl 3) "The subject mortgage, final title policy and deed document shows the parcel number as "xx". However, the tax card / tax assessment report shows the parcel number as "xx". Hence, there is a variation in parcel number."
* Comment history is incomplete (Lvl 3)     "Collection comments are available from 6/17/2017 to 6/13/2018. We require latest 24 months collection comments. However, collection comments are missing from 6/1/2016 to 6/16/2017 and then from 6/18/2017 to 2/6/2018.

Updated Comment:-
Recent 24 months comment history is available from 5/1/2019 to 4/30/2021."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. The latest assignment is assigned to xx without a nominee. The current assignment of mortgage is with xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in indiana state. The following state disclosures are missing from the loan file.
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure.
However state disclosures are missing from the loan file."
* Servicing comments indicate that the loan was/has partial/full charge off (Lvl 2)     "According to the updated title report dated 7/23/2018, there is a partial release document of subject mortgage located at (xx) has been found with instrument #XXXX filed on 3/XX/2007 and recorded on 3/XX/2007. Although the agreement has been reached for a partial release of mortgage lien claim against the subject property. This partial release of subject mortgage does not release the remainder of the property described in the mortgage. The lien is to remain in full force and effect on the remaining real property until it is paid in full and an additional release of lien is filed."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.764%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Acts effective date of January 1, 2009."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator shows as moderate due to TILA APR test & Indiana license validation test failed."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9277555	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington D.C.	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,333.47	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,702.12	6.625%	360	360	xx	xx	$165,017.92	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* Comment history is incomplete (Lvl 3) "The servicing comments are available from 8/5/2017 to 6/5/2018; however, we required latest 24 months complete comment history. The servicing comments are missing from 7/1/2016 to 8/4/2017."	* Title Review shows break in assignment (Lvl 2) "According to the updated title report dated 7/23/2018, there is break in chain of assignment as the assignment is required from xx."
* Missing Required State Disclosures (Lvl 2)     "The property is located in District of Columbia and the required disclosures are missing from the loan file as follow.
1. DC Insurance Notice
2. Domestic Partner Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
* Property Damage (Lvl 2)     "The latest BPO report dated 6/15/2018 located at XXXX shows average condition with minor peeling paint. The cost of estimated repairs is $1,000.00; however, no evidence found in the collection comment which state whether the repair has made."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Mortgage  (Lvl 2)     "Subject loan was originated under jumbo loan category."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "According to a review of the payment history as of 4/13/2021, the UPB reflected in the amount of $244,556.04, which is lower than the tape value."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "There is no SOL issue.
																																																																																																									According to a review of the payment history as of 4/13/2021, the borrower is performing with the loan and the next due date for the regular payment is 5/1/2021. The last payment was received on 4/13/2021 total in the amount of PITI $3,373.77 which includes P&I $2,702.12, which was applied for the due date of 4/1/2021. The UPB reflected in the latest payment history is in the amount of $244,556.04."	B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51748552	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,162.20	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$621.00	$767.25	6.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Missing Required State Disclosures (Lvl 2)     "The property is located in GA state and the Disclosure of Additional Fees is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "The borrower had filed the bankruptcy under chapter 13 with case#XXXXon 11/XX/2015. The voluntary petition was filed on 11/XX/2015. The POC was filed on 03/XX/2016 under deadline (3/28/2016) with POC amount of $105,674.51 and arrearage in the amount of $4,762.82. Hence issue is resolved."	B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36402948	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	$0.00	$1,492.26	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,157.01	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Yes	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2010	$127,560.08	$33,500.00	3.875%	$685.36	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal
Missing Required State Disclosures
Initial Escrow Acct Disclosure
Missing Required Disclosures
Final Truth in Lending Discl.
Notice of Servicing Transfer
Affiliated Business Disclosure
Credit Application	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage went on lower lien position. As there are two Codes Enforcement or unsafe living conditions lien on the subject property. (Unlawfully parking, storing or otherwise keeping a category 2 commercial vehicles in residential zoned district) first one is in the amount of XXXX which was recorded on 4/21/2008 in favor of xx and second one is in the amount of $ XXXX which was recorded on 03/26/2010 in favor of Board of xx. There is one water/sewer/utilities lien which was recorded on 8/XX/1991, the amount of lien in not available in the supportive document."
* Title Review shows major title concern (Lvl 4)     "As per updated title report dated 7/24/2018, there are two Codes Enforcement or unsafe living conditions lien on the subject property. (Unlawfully parking, storing or otherwise keeping a category 2 commercial vehicles in residential zoned district) first one is in the amount of XXXX which was recorded on 4/XX/2008 in favor of xx and second one is in the amount of $ XXXX which was recorded on 03/XX/2010 in favor of xx. There is one water/sewer/utilities lien which was recorded on 8/XX/1991, the amount of lien in not available in the supportive document.
The subject property is located in FL state which is super lien state.
There is risk for property to be getting foreclosed due to above said unpaid non mortgage lien.
It can be cured by paying off those liens with interest and late charges (if any)"	* Comment history is incomplete (Lvl 3) "The servicing comments are available from 9/17/2017 to 6/13/2018. As we required latest 24 months servicing comments. The servicing comments are missing from 07/01/2016 to 08/31/2017.

Updated Comment:-
Comment history is available from 5/1/2019 to 1/11/2021, from 3/17/2021 to 4/28/2021. As we require 24 months comment history for review, the comment history is missing from 2/1/2021 to 2/28/2021."
* Payment History is not Complete (Lvl 3)     "Payment history is available from 09/17/2017 to 06/14/2018. As we required latest 12 months of payment history; however, payment History is missing from 07/01/2017 to 08/31/2017.

Updated Comment:-
Recent 24 months payment history is available from 5/6/2019 to 4/7/2021."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Property Damage (Lvl 2)     "As per collection comment dated 2/26/2018, the subject property damaged due to the disaster impact. The nature of damage and estimated cost of repairs are not available in the collection comments. However, as per latest BPO report dated 06/18/2018 property is occupied and it is showing in a average condition."
* Missing Required State Disclosures (Lvl 2)     "Following Florida state disclosures are missing from the loan file.
Anti-Coercion Notice
Title Insurance Disclosure
Radon Gas Disclosure
Insurance Sales Disclosure"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed as currently the subject mortgage is with xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.145%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to the loan is failing for TILA APR Test Loan Data 0.000% Comparison Data 8.145% Variance -8.145%"
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67078378	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,643.81	05/04/2021	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$850.02	6.625%	360	360	xx	xx	$2,948.25	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	38.865%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/17/2009	$125,288.92	Not Applicable	3.125%	$616.04	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures	xx	4: Unacceptable	* Property Damage (Lvl 3) "The property was damaged from Hurricane XXXX with a Date of Loss of 9/11/2017; flood damage to roof (Windstorm). Insurance Company is xx. Insurance check #xx in the amount of $3,775.37 was issued on xx. Hazard Claim as of xx was accepted, the Signed Contract Bid was accepted, servicer is still in need of the xx. The Signed Contract Bid is in the amount of xx. As of 6/4/2018, servicer advised they still need cwol with amount, w9 and license. The authorized 3rd party, xx, stated they are not doing any work as there is not enough money to do the work and can't find a licensed contractor. XX said xx father (borrower) is ill and xx is disabled therefore they are unable to do any of the cleanup. Xx stated they will try to find someone to paint and cleanup however most of the work requires a licensed contractor.
The latest BPO was completed on 6/14/2018 and it reflects the property is occupied and it's in average condition with "As is" value of the property is xx and repaired price of the property is xx. The BPO reflects the roof is in need of repairs and a blue tarp has been placed due to the roof damage; estimated cost of repairs is $6k. There are no enough servicing comments available in the updated title report regarding the current status of repairs."
* The foreclosure is contested by Borrower/ interested party (Lvl 3)     "According to the collection comment dated 7/18/2019, the contested matter has been found. The borrower contested because of foreclosure,requesting additional fees. However the judgment hearing date has been set on xx.No further detail has been found regarding contested .However no comment found which state contested has been resolved. Subject FC closed."
* Title Review shows major title concern (Lvl 3)     "The subject mortgage was originated on xx. According to updated title there is a prior mortgage is active against the subject property in the amount of xx. There is a Satisfaction/Release of the Mortgage filed by xx on xx. However, the Satisfaction has a wrong reference to the mortgage.  The Satisfaction reflects the mortgage was recorded in xx however the mortgage was actually recorded in xx.  The Final Title Policy at origination does not reflect this mortgage as an exception to the policy.  A possible title claim can be filed."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is currently in 2nd lien position as there is an active prior short form mortgage is available in the updated title report in the amount of xx"	* Foreclosure Delay or Contested (Lvl 2) "The servicing comment dated 1/19/2018 states that the foreclosure proceedings were contested and no thorough details are available to confirm the reason and current status of the contested matter."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "The CE risk indicator is "Elevated" as this loan failed the prepayment penalty term test since the loan charges a prepayment penalty with a term exceeding 3 years."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Missing Required State Disclosures (Lvl 2)     "The following state (FL) disclosures are missing from the loan file:

1.Anti-Coercion Notice
																																																																																																								2.Insurance Sales Disclosure"		B	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17116579	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,045.53	05/19/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,015.90	5.375%	360	360	xx	xx	$149,836.23	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	30.755%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2010	$340,321.27	Not Applicable	5.375%	$2,150.85	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Title Policy Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* The property has unrepaired damages (Lvl 4) "As per the servicing comment dated 10/4/2019 the subject property found to be damaged due Hurricane and the approximate claim amount is $10,500.00. However, no further no further details have been found regarding the repairs completion."	* Title policy missing (Lvl 3) "Final Title Policy at the time of origination is missing from the loan file but there is a copy of Title Commitment is available in the loan file (Locator#xx). There is another title policy is available in the loan file (Locator#xx) which was effective from xx after the loan was modified (xx)."
* Issue with the legal description or recorded instrument (Lvl 3) "The legal description is mentioned in vesting deed (Book/Page#xx) is inconsistent with the legal description is mentioned in the recorded copy of Mortgage (Instr#xx): 1. Per vesting deed, xx."	* Settlement date is different from note date (Lvl 2) "The settlement date is mentioned in final HUD-1 is xx; however, the original Note date is xx
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "Collection comment dated 06/XX/2018 states that the property is damage from Hurricane XXXX. It further states borrower had to pay out of pocket for repair caused hardship. No nature of damage or estimated repair cost has been given but no damages are reported on latest BPO dated 6/XX/2018."
* Missing Required State Disclosures (Lvl 2)     "The following state (TX) disclosures are missing from the loan file:  1. TX Loan Agreement Notice 2. Commitment Requirement/Anti-Tying 3. Choice of Insurance Notice 4. Collateral Protection Insurance Disclosure 5. Non-Deposit Investment Product Disclosure Are there any promotional materials? 6. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Subject property is located in a FEMA designated disaster area (recent). (Lvl 2)     "The subject property is located in Texas state and it was declared FEMA disaster area and it was declared on 8/XX/2017 and expired on 11/XX/2017. The subject property was damaged due to Hurricane XXXX and no cost of repair and current status of repair are available in the loan file/servicing comments but no damages are reported on latest BPO dated 6/XX/2018."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for the TILA finance charge test and TILA foreclosure rescission finance charge test.  TILA Finance Charge Test: FAIL     Charged: $371,119.10      Allowed: $371,525.99     Variance: -$406.89"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan is failed for the TILA finance charge test and TILA foreclosure rescission finance charge test.  TILA Finance Charge Test: FAIL     Charged: $371,119.10      Allowed: $371,525.99     Variance: -$406.89"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes		Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52838528	xx	xx	xx	561-692	21482	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$731.48	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$533.60	6.000%	360	360	xx	xx	$22,067.77	Conventional	ARM	Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/05/2016	$99,432.48	Not Applicable	4.250%	$575.14	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Missing Required State Disclosures
Affiliated Business Disclosure
Loan Program Info Disclosure
Right of Rescission
Final Truth in Lending Discl.
Mortgage Insurance
Origination Appraisal
Credit Application
Initial Escrow Acct Disclosure	xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as the loan is failing for TILA APR Test."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state disclosures are missing from the loan file.
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The Loan program disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 100.000% which is greater than 80.000%, hence MI certificate is required; however, it is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with underwriting transmittal is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as;
TILA APR Test: FAIL 0.000% 7.294% -7.294%.
The annual percentage rate (APR) is 7.294%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88349664	xx	xx	xx	561-692	21490	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$502.25	05/03/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$554.82	9.240%	360	360	xx	xx	$3,281.27	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	45.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2016	$95,339.36	Not Applicable	3.250%	$355.17	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description mentioned in Vesting Deed which was recorded on xx consist “xx”, however; the same line is missing from the legal description of recorded subject mortgage dated xx as well as from the final title policy.
This can be cured by adding an addendum to the subject mortgage and final title policy with the appropriate legal description."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. The latest assignment is from xx."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D of voluntary petition shows amount of secured claim without deducting the value of collateral is XXXX and value of collateral is $77,500.00. However the unsecured portion is XXXX Collection comments does not show any cram down."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in New York (NY) state. The below Required State disclosures are missing in the given loan file.
1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data:$134,120.07, Comparison Data:$134,165.46, Variance:-$45.39
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $134,165.46. The disclosed finance charge of $134,120.07 is not considered accurate for purposes of rescission because it is understated by more than $35.
The finance charge is $134,302.06. The disclosed finance charge of $134,120.07 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is $134,302.06. The disclosed finance charge of $134,120.07 is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the prepayment term test.

The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located"
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer document is missing in the given loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the prepayment term test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Acct  disclosure document is missing in the given loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL, Loan Data:$134,120.07, Comparison Data:$134,165.46, Variance:-$45.39
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $134,165.46. The disclosed finance charge of $134,120.07 is not considered accurate for purposes of rescission because it is understated by more than $35.

Prepayment Term Test: FAIL Loan Data:36 Months, Comparison Data: 12 Months, Variance: 24 Months
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the
																																																																																																								property is located."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5356186	xx	xx	xx	561-692	21491	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$6,004.34	05/04/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,997.76	6.000%	360	360	xx	xx	$54,261.33	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2009	$463,120.92	Not Applicable	4.190%	$2,568.06	xx	Lower Interest Rate	xx	xx	xx	xx	Right of Rescission Initial Escrow Acct Disclosure Affiliated Business Disclosure Final Truth in Lending Discl. Missing Required State Disclosures Credit Application Origination Appraisal	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. however, it is not signed by borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
Final TIL is missing from the loan file. Hence, APR is taken as 0.00% which is comparison with 6.151% and variance is -6.151%.

The annual percentage rate (APR) is 6.151%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per updated title report,  at the time of loan origination mortgage and vesting deed are on the name of “xx"
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $113689.36  as unsecured portion out of claim amount $453689.36 No document or servicing comments were found that indicates property had a cram down."
* Mortgage  (Lvl 2)     "Subject loan was originated under jumbo loan category."
* Settlement date is different from note date (Lvl 2)     "According to the note,  loan was originated on xx which is different from the note date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at CA state.
Following state disclosure is missing from the loan file. :-
1) Impound Account Disclosure.
2) Cosigner Notice.
3) Hazard Insurance Disclosure.
4) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7511437	xx	xx	xx	561-692	21492	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,039.81	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.88	7.750%	360	360	xx	xx	$2,702.81	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Origination Appraisal
Initial Escrow Acct Disclosure
Right of Rescission
Notice of Servicing Transfer
Final Truth in Lending Discl.
Affiliated Business Disclosure
Title Evidence
Modification
Missing Required State Disclosures
Credit Application	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "The final title policy at the time of origination is missing from the loan file. Also, the title commitment and preliminary title policy are not available."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $535.88 & interest rate 7.75% with the maturity date 4/1/2032. As per the review of updated payment history, the current P&I is $553.31. The current rate is unable to determine. The collection comment does not reporting modification details. However, there is difference in P&I with respect to note data which seems that there would be a possibility of modification. However, the copy of executed Mod is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The ComplianceEase risk indicator is moderate due to
TILA APR Test."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Georgia" state and this state requires 2 state disclosures and all are missing from the loan file as follows.
1) Waiver of Borrowers Right sand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2) Disclosure of Additional Fees."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for:-
TILA APR Test.
The loan data is 0.00%, The Comparison data is 8.036% and Variance is - 8.036%."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Application Missing (Lvl 2)     "The final application is missing from the loan file."
																																																																																																								* Issue with the legal description or recorded instrument (Lvl 2) "The property address is different from closing documents to Tax certificate and latest BPO. The original note and recorded mortgage shows, the property address as "xx". However; the tax cert and BPO shows, property address as xx"."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20522390	xx	xx	xx	561-692	21501	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$917.33	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$644.37	9.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2009	$74,283.57	Not Applicable	5.000%	$398.77	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Notice of Servicing Transfer
Final Truth in Lending Discl.
Affiliated Business Disclosure
Credit Application
Initial Escrow Acct Disclosure
Right of Rescission
Origination Appraisal	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 8/14/2020, states that the borrower is on active Covid-19 forbearance plan, hence the borrower income has been impacted by Covid-19."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "Borrower had filed bankruptcy under chapter-13 with the case# xx.The has voluntary petition filed Schedule D on the date xx shows the amount of claim collateral value of amount is xx and unsecured amount is $0. The bankruptcy case was dicharged on xx."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 05/13/2019 to 01/26/2021, 03/03/2021 to 04/10/2021. However, we require the latest 24 months payment history. Payment history is missing from 02/01/2021 to 02/28/2021."
* Property is Vacant (Lvl 3) "According to the servicing comments dated 5/3/2018, the subject property is vacant and in secured condition. But as per latest BPO report dated 6/7/2018, the subject property is owner occupied with no visible damages or repairs. It is in average condition."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The loan is failing for TILA APR Test and for state regulation, it's failing for Brokerage/Finder Fee Test. This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 10.505%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Tennessee. The following state disclosure are missing from the loan file.  1) Placement of Insurance Disclosure.  2) TN Consent to Disclosure of Insurance Information 3) Choice of Agent/insurer 4) Insurance Solicitation/Post Commitment."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2)) The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is missing. The latest assignment of mortgage should be with xxt."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers document is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment is not completed."		D	D	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23635291	xx	xx	xx	561-692	21504	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$824.88	05/01/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.08	8.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$551.08	Unavailable	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement
Credit Application
Affiliated Business Disclosure
Final Truth in Lending Discl.
Origination Appraisal
Notice of Servicing Transfer
Modification
Missing Required State Disclosures
Right of Rescission
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $575.08 with the rate of interest 8.75000 % and a maturity date of 8/1/2032. The P&I as per payment history tape data is the $551.08 and PITI is $729.21 and unable to determine the rate of interest. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with the Estimated HUD-1 and Itemization is missing from the loan file."
* Issue with the legal description or recorded instrument (Lvl 3)     "The assignment which was done from xx has a wrong reference to the subject mortgage. The assignment shows the subject mortgage originated with Book#xx. However, the original mortgage has Book#xx. Also, the legal Description mentioned on Deed is not matching with legal description mentioned on recorded mortgage and final title policy.
xx.
A part of the legal description of the Mortgage instrument and deeds doesn't match. This could be cured through reformation."	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. Currently, the assignment from  xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of service transfer is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida State. The following state disclosures are missing in the loan file.
1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "The Operative index value is unable to determine from available documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment is not completed."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41664140	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,037.08	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$602.93	8.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2008	$77,502.16	Not Applicable	3.000%	$379.63	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Loan Program Info Disclosure
Final Truth in Lending Discl.
Mortgage Insurance
Notice of Servicing Transfer
Credit Application
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Origination Appraisal	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified on 12/XX/2008 located at “xx”. However, we do not have recorded copy of MOD, Hence, unable to confirm whether the MOD was recorded in correct County or not."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/9/2019 to 8/6/2019, from 11/1/2019 to 6/19/2020, for 8/11/2020, for 10/6/2020, from 12/8/2020 to 4/30/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 9/1/2019 to 10/31/2019, from 7/1/2020 to 7/30/2020, from 9/1/2020 to 9/30/2020 and from 11/1/2020 to 11/30/2020."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in Texas State and the TX state requires total 6 disclosures all are missing from the loan file.
1)TX Loan Agreement Notice
2)Commitment Requirement/Anti-Tying
3)Choice of Insurance Notice
4)Collateral Protection Insurance Disclosure
5)Non-Deposit Investment Product Disclosure Are there any promotional materials?
6)Insurance Solicitation/Post Commitment Requirement"
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete as currently, the subject mortgage is with xx"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate as loan is failing for TILA APR test."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.311%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL 0.000% 8.311% -8.311%"
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73836974	xx	xx	xx	561-692	21508	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,278.44	05/19/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$850.22	8.850%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Notice of Servicing Transfer Loan Program Info Disclosure Initial Escrow Acct Disclosure Final Truth in Lending Discl. Credit Application Affiliated Business Disclosure Origination Appraisal	xx	2: Acceptable with Warnings	* Evidence of Litigation (Lvl 4) "According to comment dated 6/19/2019, the account is in litigation. However, no further details have been found regarding litigation." * Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 3/30/2020, borrower’s income is impacted due to covid-19. Borrower was unemployed due to covid-19."	* Not all borrowers signed HUD (Lvl 3) "Available copy of Final HUD-1 is not signed by borrowers."	* Operative index value is unable to confirm (Lvl 2) "Operative Index value is unable to confirm based on lender docs."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is greater than 78%; Hence, MI Certificate is required which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "According to the updated title report dated 7/23/2018, the chain of assignment is incomplete. Currently, the mortgage assignment is with xx."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program Disclosure is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "According to comment dated 2/10/2020, there is a roof leak and needs to get it repaired. As per comment dated 2/12/2020, date of loss is 2/4/2020 and type of loss is water damage. As per comment dated 3/9/2020, loss draft check xx received on 3/5/2020, in the amount of $3,014.10. No detailed information is available in the latest 24 months servicing comment that confirm the current status of the repairs."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplainceEase TILA test Flailed for APR Test. Final TIL is missing from the loan file; Hence APR is considered 0.00%, comparison data is 9.116% and variance is 9.116%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplainceEase Risk Indicator is Moderate due to TILA test Flailed for APR Test. Final TIL is missing from the loan file; Hence APR is considered 0.00%, comparison data is 9.116% and variance is 9.116%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,014.10	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5130496	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$469.40	05/05/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$757.06	12.000%	360	360	xx	xx	$38,029.80	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure	xx	4: Unacceptable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA Finance Charge Tes, TILA Foreclosure Rescission Finance Charge Test, TILA APR Test and TILA Right of Rescission Test:"
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA Finance Charge Tes, TILA Foreclosure Rescission Finance Charge Test, TILA APR Test and TILA Right of Rescission Test:
1.TILA Finance Charge Test shows Loan Data $234641.96, Comparison Data $239243.91 Variance -$4601.95.
2.TILA Foreclosure Rescission Finance Charge Test: shows Loan Data $234641.96, Comparison Data $239243.91 Variance -$4601.95.
3.TILA APR Test shows Loan Data 13.931%, Comparison Data 14.110% and Variance -0.179%.
4.TILA Right of Rescission Test."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required State Disclosures (Lvl 2)     "Choice of Insurer is the state disclosure which is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The assignment is not started with the subject lender, “xx"; however, initially, the subject mortgage was assigned from “xx" which was recorded on 09/02/2014."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29061334	xx	xx	xx	561-692	21519	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$6,274.65	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,225.02	8.625%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2011	$160,020.28	Not Applicable	8.625%	$1,339.77	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Origination Appraisal Initial Escrow Acct Disclosure Notice of Servicing Transfer Final Truth in Lending Discl. Loan Program Info Disclosure Missing Required State Disclosures Credit Application	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per comment dated 6/24/2020, the property had damage. The loss type is wind and the loss date is 3/24/2018 in the amount of $12790.00. The insurance amount received on 6/8/2020 in the amount of $ 17,124.31. No evidence has been found reading repair."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated Business Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease test failed for TILA APR Test."
* Missing Appraisal (Lvl 2)     "Appraisal report at the origination is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Texas state. The required state disclosures missing in the loan file are: TX Loan Agreement Notice, Commitment Requirement/Anti-Tying, TILA Disclosures in Spanish, Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Preclosing Disclosure, Home Equity Loan Copies of Documents, Home Equity Loan Rescission Notice, Fair Market Value of Homestead Property Acknowledgment, Home Equity Loan Notice of Address for Borrower Notification of Violation, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials?, Insurance Solicitation/Post Commitment Requirement, Construction Loan Disclosure."
* Application Missing (Lvl 2)     "Final 1003 (Application) is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Updated title report dated 7/24/2018 state that the, vesting deed and tax document contains the name of borrower as XXXX However the mortgage have the name as XXXX
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "The compliance ease TILA test failed for TILA APR Test: Loan Data: 0.000%, Comparison Data: 83644%, Variance: -83644%"		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,790.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58274217	xx	xx	xx	561-692	21520	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,532.27	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.27	8.750%	360	360	xx	xx	$0.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/13/2011	$75,810.66	$71,871.00	4.375%	$520.60	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Origination Appraisal 1-4 Family Rider Right of Rescission Credit Application	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 9/3/2020 the borrower's income has been impacted due to covid-19. No further details have been found."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the schedule D of voluntary petition, the amount of claim without deducting value of collateral is xx and the Unsecured debt is $35119. Did not see comments indicating a cram down."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per tape the UPB is $54983.50, however payment history reflects UPB as xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test. The annual percentage rate (APR) is 8.943%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the updated title report 7/24/2018, there are four junior IRS lien found in favor of Internal Revenue Service in the cumulative amount of $79,462.56 which was recorded on different dates"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "1-4 family rider is missing from the loan file."
* State Tax Judgment (Lvl 2)     "As per the updated title report dated 7/24/2018, there are six junior state tax lien found opened in favor of Illinois Department Of Revenue in the cumulative amount of $12,304.54 which was recorded on different dates."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAILLoan Data: 0.000% Comparison Data:8.943% Variance:-8.943% This loan failed the TILA APR test. The annual percentage rate (APR) is 8.943%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final Application is missing in from loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19293021	xx	xx	xx	561-692	21521	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,040.02	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$817.23	6.750%	360	360	xx	xx	$13,322.97	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2012	$60,802.78	Not Applicable	3.530%	$332.36	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Final Truth in Lending Discl. Affiliated Business Disclosure Right of Rescission Credit Application Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/24/2019 to 06/24/2019, 09/27/2019 to 12/24/2019, 02/04/2020 to 02/28/2020, 04/18/2020 to 05/30/2020, 07/06/2020 to 04/16/2021. However, we require the latest 24 months payment history. Payment history is missing from 07/01/2019 to 08/31/2019, 01/01/2020 to 01/31/2020, 03/01/2020 to 03/31/2020, 06/01/2020 to 06/30/2020."	* Missing Appraisal (Lvl 2) "Appraisal report at origination is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Fail, Loan Data 0.000%, Comparison Data:6.953%, Variance -6.953%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed TILA APR test."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer document is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow account disclosure is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	65602967	xx	xx	xx	561-692	21529	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,802.44	05/21/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$684.46	6.350%	360	360	xx	xx	$3,584.88	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2013	$102,711.49	$8,639.19	4.000%	$550.97	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal
Loan Program Info Disclosure
Notice of Servicing Transfer
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that $5063.00 as unsecured portion out of claim amount of $91,663.00. No comment indicating a cram down has been found."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Tennessee (TN) state. The following state disclosures are missing from the loan file.
1] Placement of Insurance Disclosure.
2] TN Consent to Disclosure of Insurance Information.
3] Choice of Agent/insurer.
4] Insurance Solicitation/Post Commitment."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "The final application is missing from the loan file."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "The operative index value is unable to confirm from the loan file."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39820948	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,538.03	05/06/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$491.17	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Missing Required State Disclosures Credit Application Notice of Servicing Transfer Affiliated Business Disclosure Origination Appraisal	xx	4: Unacceptable	* Not all borrowers signed HUD (Lvl 3) "The final HUD1 not signed by the borrowers."	* Final TIL Missing or Not Executed (Lvl 2) "The final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property located in Texas state. The state disclosures missing from the loan file are: TX Loan Agreement Notice, Commitment Requirement/Anti-Tying, TILA Disclosures in Spanish, Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Pre-closing Disclosure, Home Equity Loan Copies of Documents, Home Equity Loan Rescission Notice, Fair Market Value of Homestead Property Acknowledgment, Home Equity Loan Notice of Address for Borrower Notification of Violation, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials?, Insurance Solicitation/Post Commitment Requirement, Construction Loan Disclosure."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy XXXX with the case XXXX on 2/1/2016. The POC was filed on 5/25/2016. As per the review of available servicing comments as of 5/10/2021, no evidence has been found regarding the POC bar date hence unable to determine whether the POC was filed before the POC bar date or not. As per the comment dated 4/8/2021, the bankruptcy case XXXX was discharged on 4/5/2021."
* Application Missing (Lvl 2)     "FInal 1003 (Application) is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the origination is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "The TILA test failed for TILA APR test, Result-FAIL, loan data: 0.000%, comparison value: 7.421%, variance: -7.421%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate for TILA APR test failed."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	569689	xx	xx	xx	561-692	21551	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$670.06	05/03/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$452.78	7.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$15,800.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2012	$73,124.14	Not Applicable	3.000%	$406.79	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Credit Application Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Final Truth in Lending Discl.	xx	3: Curable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 08/14/2020, the borrower is active in a covid-19 forbearance plan. No further details have been found regarding covid-19."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/7/2019 to 6/7/2019, for 8/27/2019, from 11/1/2019 to 12/10/2019, from 2/21/2020 to 2/29/2020, from 5/7/2020 to 4/23/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019, from 9/1/2019 to 10/31/2019, from 1/1/2020 to 1/31/2020 and from 3/1/2020 to 4/30/2020."
* Lost Note Affidavit (Lvl 3)     "The original note is missing from the loan file, however, the lost note affidavit is located at "xx". The copy of the note is located at "xx"."
* Comment history is incomplete (Lvl 3) "The comment history is available from 5/17/2019 to 7/26/2019, from 9/6/2019 to 4/15/2021. However, we require a complete 24 months latest payment history. The comment history is missing from 8/1/2019 to 8/31/2019."	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with 1008 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 5/3/2021, the UPB reflected as per the payment history is in the amount of $74,795.09."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per the warranty date recorded on 8/13/2002, the owner of the property was xx however, as per the property settlement agreement recorded on 6/28/2018, the borrower xx. Hence, the subject property is currently vested in the name of xx
* Written or verbal dispute (Lvl 2)     "As per the comment dated 03/03/2021, the borrower disputing for previous account status. No further details have been found regarding dispute matter."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Foreclosure case has been dismissed (Lvl 2)     "Updated Comment:
The comments dated 1/15/2021 reflects that, the foreclosure case has been closed due to loss mitigation."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Loan data 0.000% Comparison Data 7.869% Variance -7.869%"
* Operative index value is unable to confirm (Lvl 2)     "Operative index unable to determine from available loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "As per the latest BPO report located at xx property had minor debris removal from side of home and tire in front yard. Estimated cost of repairs is quoted as $150."
* Missing Required State Disclosures (Lvl 2)     "Below mentioned state disclosures are missing from the loan file:

1.Anti-Coercion Notice
2.Title Insurance Disclosure
3.Radon Gas Disclosure
4.Insurance Sales Disclosure"
* Loan has been determined to have an unsecured debt (Lvl 2)     "The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is showing $0.00, however, the unsecured portion is $70,000.00."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Property Damage (Lvl 2)     "As per the latest BPO report located at "xx" property had minor debris removal from side of home and tire in front yard. Estimated cost of repairs is quoted as $150."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$150.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23864428	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$530.73	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$617.01	9.250%	360	360	xx	xx	$9,822.93	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2011	$80,540.57	Not Applicable	7.250%	$616.04	xx	Financial Hardship	xx	xx	xx	xx	Credit Application
Affiliated Business Disclosure
Missing Required State Disclosures
Right of Rescission
Notice of Servicing Transfer
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Origination Appraisal	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $950.00 Collection comments does not show any cram down."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The bankruptcy case was dischrged on xx."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in North Carolina state. The following state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure
State disclosures are missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The loan is failing for TILA APR Test and TILA Right of Rescission Test."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 9.664%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3) )
																																																																																																								The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."		A	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84789168	xx	xx	xx	561-692	21560	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,568.69	04/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$908.27	7.990%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application
Final Truth in Lending Discl.
Missing Required State Disclosures
Initial Escrow Acct Disclosure
Title Evidence
Origination Appraisal
Affiliated Business Disclosure
Mortgage Insurance
Notice of Servicing Transfer	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title Policy is missing from the loan file. The Commitment/Preliminary Report is also not available in the loan file."	* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The unpaid principal balance is reflected in the amount of $46,308.36 which is less than the original balance isxx"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at Michigan State. The following state disclosures are missing from the loan files:
·MI Borrower's Bill of Rights.
·MI Consumer Caution and Homeownership Counseling Notice.
·Choice of Insurance Agent."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct. disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with 1008 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Services Providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is greater than 78%; Hence, MI Certificate is required which is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer Disclosure is missing from the loan file."		B	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	98664585	xx	xx	xx	561-692	21567	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,278.04	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.68	9.125%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/21/2016	$105,807.86	Not Applicable	3.250%	$394.17	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal
Credit Application
Mortgage Insurance
Missing Required State Disclosures
Affiliated Business Disclosure
Loan Program Info Disclosure
Final Truth in Lending Discl.
Notice of Servicing Transfer	xx	3: Curable	* Property is vacant (Lvl 3) "As per collection comment dated on 7/17/2018 states that the subject property is vacant."	* Missing Appraisal (Lvl 2) "Appraisal report at the time of origination is missing from the loan file."
* Property address changed since origination - address on updated title different from note (Lvl 2)     "As per the Note and Final Title Policy the subject property address is "xx" ;however the subject property address mentioned on mortgage is "xx""
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is xx which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Fee Agreement
Priority of Security Instrument Disclosure
Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: charged 0..000% Allowed 9.344% over by -9.344%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: charged 0..000% Allowed 9.344% over by -9.344%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 9.344%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52618647	xx	xx	xx	561-692	21572	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,251.04	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,027.27	8.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2014	$135,074.40	Not Applicable	5.250%	$776.40	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Affiliated Business Disclosure
Final Truth in Lending Discl.
Missing Required State Disclosures
Loan Program Info Disclosure
Origination Appraisal
Initial Escrow Acct Disclosure
Credit Application
Mortgage Insurance	xx	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer discount is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR rate:  Charged 0.000%  Allowed 8.942% Over By -8.942%. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.942%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following are the state disclosures are missing from the loan file. Fee Disclosure Loan Application Notice Servicer Disclosure Notice of Change of Terms For Open-End Consumer Credit Contract"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR rate:  Charged 0.000%  Allowed 8.942% Over By -8.942%. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.942%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 8.942%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 100.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per HUD1 the settlement is xx which is different from each other."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72193085	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,811.00	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$637.93	9.140%	360	360	xx	xx	$7,927.36	Conventional	ARM	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure
Missing Required State Disclosures
Credit Application
Final Truth in Lending Discl.
Loan Program Info Disclosure
Origination Appraisal
Notice of Servicing Transfer
Affiliated Business Disclosure
Right of Rescission	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows that the $6584.48 as unsecured portion out of claim amount of $69,584.48. No comment indicating a cramdown has been found."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "The bankruptcy case was discharged and terminated on xx."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Indiana state. The following state disclosures are missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from then loan file."
* Application Missing (Lvl 2)     "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the Indiana license validation test."
* Property Damage (Lvl 2)     "As per the latest BPO report dated 6/8/2018, the subject property needs the repairs in the estimated amount of $500.00. However, unable to determine the nature of the damage. As per the BPO report, the As Is price is $48,000 and the repaired price is $48,500."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan data0.000% Comparison Data9.579% Variance-9.579%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.579%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of Servicing Transfer Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of Service Providers disclosure is missing from the loan file."
* State Tax Judgment (Lvl 2)     "There is a state tax lien in the favor of xx."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with
																																																																																																								a closing date before the Act's effective date of January 1, 2009."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24079357	xx	xx	xx	561-692	21588	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,050.88	05/14/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,454.37	7.500%	360	360	xx	xx	$2,466.78	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/07/2014	$137,217.78	Not Applicable	4.875%	$650.33	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Mortgage Insurance
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Origination Appraisal
Final Truth in Lending Discl.
Credit Application
Loan Program Info Disclosure
Document Showing a Index Numerical Value
Right of Rescission	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower, However unsigned copy of Final Hud-1 is available in loan file."	* Missing Required State Disclosures (Lvl 2) "Following are the state disclosure which are missing from the loan file;
1. Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees"
* MI, FHA or MIC missing and required (Lvl 2)     "As LTV exceed 80.00% Mortgage Insurance Certificate is required which is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination of the loan is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA Test Failed due to TILA APR Test:
TILA APR Test shows Loan data 0.00%, Comparison Data 8.427%, and Variance -8.427%.
The annual percentage rate (APR) is 8.427%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is complete, last assignment from xx."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 4/20/2021, the UPB reflected in the amount of $205,318.80, which is greater than the tape value."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase Risk Indicator is Moderate due to TILA APR Test fail."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76242052	xx	xx	xx	561-692	21592	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$980.62	05/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$451.64	6.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Affiliated Business Disclosure Initial Escrow Acct Disclosure Mortgage Insurance Missing Required State Disclosures	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "The borrower had filed bankruptcy under xx and the plan was confirmed on 03/03/2016 .According to chapter 13 plan, the debtor shall pay to the trustee the sum of $100.00 per month for the period of 60 months. The POC was filed on 3/22/2016.The amount of POC is $71,795.34 and the amount of Arrearage is $13,197.59. Loan is in active BK case."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx however unsecured portion remained as $10,447.00 Collection comments does not show any cram down."	* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report dated 07/25/2018 state that the assignment is not complete. The current assignment is with “The Bank of xx”, which was recorded on 9/19/2013. Instead of that the assignment it should be with “xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "The MI certificate is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Georgia. The state disclosures missing from the loan file are: Waiver of Borrowers Right sand Closing Attorney Affidavit (not required by law but provided as a matter of custom), Disclosure of Additional Fees."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46533244	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,118.36	05/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$986.89	10.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2015	$82,827.21	$35,133.34	5.250%	$545.53	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Affiliated Business Disclosure
Origination Appraisal
Credit Application
Initial Escrow Acct Disclosure
Final Truth in Lending Discl.
Notice of Servicing Transfer
Loan Program Info Disclosure	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "There is issue with Block # mentioned in legal description of recorded mortgage and final title policy.
According vesting deed and recorded mortgage, the block # xx. However, final title policy reflects as xx. This can be cured by adding an addendum to the final title policy with correct legal description."
* Loan has been determined to have an unsecured debt (Lvl 3) "According to voluntary petition schedule D, the value of the collateral is xx and the value of secured claim is XXXX Hence, the unsecured potion remains in the amount of XXXX No comment regarding cram down has been found."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
This loan failed the first lien broker fees test."
* Missing Required State Disclosures (Lvl 2)     "The property is located in NC state, the following required state disclosures are missing from the loan files.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.833%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Result FAIL Loan Data 0.000%Comparison Data 9.833% Variance -9.833%"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per Note, the original balance is XXXX As per payment history the UPB is XXXX which is greater than the original balance."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien broker fees test.
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all limited broker fees exceeds the greater of 0.25% of the principal amount or $150. Limited broker fees are all fees designated for the broker other than the origination fee, discount points, assumption fee, rate lock fee, broker fee, application fee, commitment fee, lender inspection fee (post-close) and interest;
First Lien Broker Fees Test: FAILLoan Data: $295.00 Comparison Data: $272.50 Variance: +$22.50."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine as supportive document is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer is missing from the loan file."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67128366	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	xx	$0.00	$3,606.14	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$736.68	7.875%	360	360	xx	xx	$11,608.00	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "According to the updated title report dated 7/30/2018, the subject mortgage is at lower lien position as there are five HOA liens against the subject property for the total amount of XXXX in the favor of xx which was recorded on different dates."
* Title Review shows major title concern (Lvl 4)     "According to the updated title report dated 7/30/2018, there are five HOA liens against the subject property for the total amount of XXXX in the favor of xx which was recorded on different dates.
The subject property is located in Texas.
There is a risk of the property being foreclosed due to above unpaid liens. This can be cured by paying off the above unpaid liens along with late charges and accrued interest."	* Excessive Property Damage Noted (Lvl 3) "According to the comment dated 09/12/2017, the subject property had been damaged due to disaster. There was a hazard loss due to hurricane XXXX. The roof of the subject property has leaks everywhere and the structure may be damaged. Walls of the home outside are damaged as well. Sheet rocks has been removed from inside. The comment dated 3/13/2018 states that the approval is given to release the first draw of $7000 based on the contractor’s request. The loss draft of $7000 with check#xx As per comment dated 3/29/2018, the final draw check#xx was ordered in the amount of $10,725.05. There are no comments regarding repairs has been found. Hence, unable to determine whether the damage has been repaired or not. Latest exterior BPO report dated 06/13/2018 does not reflect any damage to the subject property."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per tape the UPB is xx, however payment history reflects UPB as xx."	* The property has unrepaired damages (Lvl 2) "According to comment dated 4/17/2020, the subject property had damages. The property needs repairs. The loss draft check has been received in the amount of $110.98 on 4/16/2020. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment(“xx”)
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure (“xx”)
12.Non-Deposit Investment Product Disclosure
13.Insurance Solicitation/Post Commitment Requirement"
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed. The current assignment was done from xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "xx(borrower) had filed bankruptcy under chapter 13 with the xx. Also, the ongoing mortgage is paid in the principal amount of XXXX  The trustee’s motion to dismiss the case was filed on 11/XX/2015 (xx) which was granted on 8/XX/2017. The case was dismissed for other reason on 8/XX/2017 and terminated on 11/XX/2017."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10025880	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$5,251.22	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$986.85	7.000%	360	360	xx	xx	Unavailable	FHA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2014	$138,923.79	Not Applicable	7.000%	$1,096.47	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement
Origination Appraisal
Missing Required State Disclosures
Final Truth in Lending Discl.
Right of Rescission
Notice of Servicing Transfer
Credit Application
Affiliated Business Disclosure
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 12/22/1998 as an xx. No indication of any changes in loan type has been found in the loan file."	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is on the second lien position as there is an active HOA lien against the subject property in the favor of "xx" in the amount of $ 642.42. recorded on xx."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "HUD-1 is missing from the loan file along with estimated HUD and itemization."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 05/13/2019 to 01/29/2021, 03/26/2021 to 05/31/2021. However, we require the latest 24 months payment history. Payment history is missing from 02/01/2021 to 02/28/2021."
* Title Review shows major title concern (Lvl 3) "As per the review of the updated title report dated 7/25/2018, an active HOA lien against the subject property in the favor of "xx" in the amount of $ 642.42. recorded on xx . The subject property is located in Illinois, which is super lien state. There is a risk of property getting foreclosed due to said lien. This can be cured by paying off the unpaid assessments owed to association."	* Missing Appraisal (Lvl 2) "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL State. The following state disclosures are missing in the loan files.
1. IL Collateral Protection Insurance Notice
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file along with transmittal."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "According to updated title report dated 7/25/2018, the assignment of mortgage has not been completed. The last assignment of mortgage was from "xx. is missing."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45348915	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$809.77	05/14/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$480.40	5.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	35.363%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required Disclosures Mortgage Insurance Affiliated Business Disclosure Origination Appraisal Modification	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 2/24/1999 as an FHA loan with xx. No indication of any changes in loan type found in the available servicing comments."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the comment dated 6/1/2020, the reason for default is unemployment."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the comment dated 2/13/2020, the loan modification was completed on 2/XX/2020. As per the payment history transaction dated 2/13/2020, the UPB has been changed from $80,001.76 to $88,710.22. The new P&I is in the amount of $531.86. There is a reduction in P&I with respect to Note data which seems that there would be a possible modification."	* Missing Required Disclosures (Lvl 2) "List of service providers is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report along with 1008 is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment has not been completed. Currently, the assignment is with xx, which was recorded on 1/16/2013 instead off xx."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4414556	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$4,006.36	05/17/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,008.52	9.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/12/2014	$126,188.28	Not Applicable	5.625%	$875.00	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure HUD-1 Closing Statement	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "There is Water / Sewer / Utilities Lien against the property open found in the amount of xx which was recorded on xx in the favor of xx. The subject property located in NJ State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens.
Is can be cured if lien amount is paid off."
* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4)     "This loan is FHA. The loan was originated on 10/15/1999 as an FHA loan with xx. No indication of any changes in loan type has been found in the loan file."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject mortgage is in second lien position. xx has confirmed in their title report that, there is Water / Sewer / Utilities Lien against the property open found in the amount of xx which was recorded on xx in the favor of xx. The subject property located in NJ State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is available in the loan file. however, out off three pages (Doc locator#xx), second page is missing. Hence value is taken from itemization (Doc locator#xx) for compliance run."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the loan origination fee test.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "There is break in assignment chain between from xx which was recorded on 11/10/2011; to xx, s/b/m xx., as Attorney in Fact for xx
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the loan origination fee test.
Loan data is $2639.25 which is comparison with $1173.00 and variance is +$1466.25
The loan origination fee is greater than 1% of the original principal amount. Mortgagors may not be charged an origination fee greater than one percent on forward mortgages.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee.
The Fees included :-
Loan Origination Fee $2,639.25
802 Loan Discount Fee $1,199.39"
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at NJ state.
Following state disclosure is missing from the loan file. :-
1) Unacceptability of Insurance Notice.
2) Attorney Disclosure II.
3) Tax Bill Information.
4) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Form Disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52620433	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$948.00	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$453.52	9.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$3,150.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/29/2009	$64,091.73	Not Applicable	6.500%	$428.29	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 2/22/1995 as an FHA loan with xx. No indication of any changes in loan type has been found in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "According to the PACER, the borrower had filed bankruptcy under xx. The POC was filed on 4/1/2014, for the amount of $68,180.60 and the arrearage amount is $9,793.35. Loan is in active BK case."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/14/2019 to 7/30/2019, 9/3/2019 to 10/30/2019, 12/4/2019 to 3/30/2021 and 05/01/2021 to 5/31/2021. However, we require latest 24 months of payment history. Payment history is missing from 8/1/2019 to 8/30/2019, 11/1/2019 to 11/30/2019 and 4/1/2021 to 4/30/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."
* LTV or CLTV exceeds 104% (Lvl 2)     "The loan was originated on 2/XX/1995 in the amount of XXXX for purchase transaction. According to appraisal report dated 1/XX/1995, the appraised value is XXXX and the sales price is same as appraised value which is XXXX hence, LTV or CLTV exceeds 100%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in VA State. The following state disclosures are missing in the loan files.
Choice of Settlement Agent Disclosure
Copy of Appraisal or Statement of Appraised Value"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. The assignment should be with xx"		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25896989	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$695.37	05/21/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.83	8.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/17/2003	$60,185.65	Not Applicable	7.000%	$407.48	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per servicing comment dated 03/01/2020, the borrower's income is impacted by covid-19. The borrower requested for forbearance plan." * FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 5/XX/1996 as an FHA loan with case # xx. No indication of any changes in loan type has been found in the loan file."	* Modification Issue (Lvl 3) "Borrower was offered Trial plan payments for 3 months and it was begun on 5/1/2018 to 7/1/2018 with the monthly payment of $553.38 and borrower made all the TPP payments on time. The modification agreement was prepared and printed and sent to borrower for signing. Signed Modification agreement was received on xx.
According to the new loan modification agreement, the new modified interest rate is 4.500% with the monthly P&I of $360.53 and new terms are 168 months. The new UPB isxxDelinquent interest to be waived in the amount of xx. The 1st modified payment will be effective from xx  and the new maturity date is 8/1/2032. New modified principal balance is $52,906.0; however, the new loan modification agreement is missing from the loan file."
* Deceased Borrower(s) (Lvl 3) "The co-borrower, xx deceased and the death certificate is provided in the updated title report (Locator#xx) that reflects the date of borrower's death is xx."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of assignment is not completed."
* The property has unrepaired damages (Lvl 2)     "The latest BPO report xx dated 6/4/2018 available in the loan file and it states that the subject property is occupied by owner and the subject appears to be maintained, however there is a blue tarp on the roof which indicates some repairs are needed to the roof. Estimated repairs  are in the amount of $1,000.00 since the overall condition of the roof is unknown. The "as is" value of th property is XXXX and post repaired price of the property is XXXX There is no information available regarding repairs."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is not completed as the subject mortgage is currently assigned to "xx.""
* Missing Required State Disclosures (Lvl 2)     "The following state (FL) disclosures are missing from the loan file:

1.Anti-Coercion Notice
2.Insurance Sales Disclosure"
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the file."
																																																																																																								* Property Damage (Lvl 2) "The latest BPO report xx dated 6/4/2018 available in the loan file and it states that the subject property is occupied by owner and the subject appears to be maintained, however there is a blue tarp on the roof which indicates some repairs are needed to the roof. Estimated repairs are in the amount of $1,000.00 since the overall condition of the roof is unknown. The "as is" value of th property is XXXX and post repaired price of the property is XXXX There is no information available regarding repairs."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28186703	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,618.87	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$822.15	5.750%	360	360	xx	xx	Not Applicable	FHA	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal Missing Required State Disclosures Loan Program Info Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per servicing comment dated 05/01/2020 the borrower is impacted by covid-19.The borrower requested for forbearance plan. Borrower has loss of income."
* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 8/20/2001 as an FHA loan with xx. No indication of any changes in loan type has been found in the loan file."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is Moderate due to loan failed the first lien broker fees test. Loan data is $1,408.82, comparison data is $352.27 and variance is $1,056.55."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files"
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from loan files"
* Title Review shows break in assignment  (Lvl 2)     "According to updated title report dated 7/23/2018, the chain of the assignment is incomplete. Currently, the mortgage assignment is withxx. It should be with xx."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure are missing from the loan file which are required in North Carolina State:
Amortization Schedule Disclosure
Credit Property Insurance Disclosure
Attorney Selection"
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan files"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Borrower had filed bankruptcy under chapter-13 with the case#xx on 3/XX/2016. POC was filed on 6/XX/2016. Amended POC was filed by xx on 12/XX/2017, in the secured claim amount XXXX and an arrearage in the amount of XXXX
Updated:
As per recent servicing comment dated 5/12019, the Bankruptcy has been dismissed."
* LTV or CLTV exceeds 104% (Lvl 2)     "Appraisal report is missing. Appraised value is calculated as per seller tape manually and LTV or CLTV is greater than 104%."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of Assignment is not completed."
																																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "ComplianceEase State Regulation Test Failed. Loan data is $1,408.82, comparison data is $352.27 and variance is $1,056.55."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89692101	xx	xx	xx	561-692	21659	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,645.78	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,558.83	6.000%	360	360	xx	xx	$5,958.44	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2014	$223,846.16	Not Applicable	2.000%	$1,172.49	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Credit Application Initial Escrow Acct Disclosure Right of Rescission Affiliated Business Disclosure Notice of Servicing Transfer Final Truth in Lending Discl.	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "Updated: BK not active."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the state of New Jersey (NJ) state.
The below disclosures are missing from the loan file.
1.NJ Application Disclosure
2.Delivery Fee Authorization
3.NJ Attorney Disclosure
4.Unacceptability of Insurance Notice
5.Attorney Disclosure II
6.Tax Bill Information
7.Private Well Testing
8.Lock-In Agreement
9.Commitment Disclosures
10.Choice of Insurer Disclosure
11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test : Loan Data 0.000%  Comparison Data 6.097% Variance -6.097%.

This loan failed the TILA right of rescission test."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL  Loan Data  0.000% Comparison Data 6.097% Variance -6.097%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.097%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

GSE (xx public guidelines) Prepayment Penalty Term
This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment penalty term test.
This loan failed the prepayment penalty term test.
This loan failed the prepayment term test : Loan Data 60 Months Comparison Data 0 Months Variance 60 Months.
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test : Loan Data $1,795.00 Comparison Data $0.00 Variance +$1,795.00."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission Document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* State Tax Judgment (Lvl 2)     "As per the review of updated title report dated 07/30/2018, there is one state tax lien against borrower in favor of Division of Taxation for the amount of $1,045.05 which was recorded on 01/10/2008 ."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document form is missing from the loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26601263	xx	xx	xx	561-692	21662	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$776.44	05/28/2021	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$704.49	7.375%	360	360	xx	xx	$13,945.11	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Credit Application Right of Rescission Initial Escrow Acct Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer Missing Required State Disclosures Origination Appraisal Mortgage Insurance	xx	3: Curable	* Property Damage (Lvl 3) "Latest BPO report dated on 6/8/2018 located at (“xx”) state that there is total sum of $7000.00 is required for repairing due to subject property has a shaker shingle roof that appears to be lifting and could be at the end of its life and subject property also has missing and peeling paint. No details were found regarding the insurance claim."
* The property has unrepaired damages (Lvl 3) "Latest BPO report dated on 6/8/2018 located at (“xx”) state that there is total sum of $7000.00 is required for repairing due to subject property has a shaker shingle roof that appears to be lifting and could be at the end of its life and subject property also has missing and peeling paint. No details were found regarding the insurance claim."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Updated title report dated on 7/24/2018 states that there is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from " xx to xx acting solely as nominee for xx "
* Missing Required Disclosures (Lvl 2)     "List of service provides disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR rate:  Charged 0.000%  Allowed 7.936% Over By -7.936%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.936%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR rate:  Charged 0.000%  Allowed 7.936% Over By -7.936%."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of Assignment is not completed."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure are missing from the loan file.
Cash-Out Refinance Disclosure
Property Insurance Disclosure
Colorado Notice to Cosigner
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "LTV is 100.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26788594	xx	xx	xx	561-692	21669	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$4,119.97	05/17/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,092.27	9.500%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Notice of Servicing Transfer Final Truth in Lending Discl. Missing Required State Disclosures Affiliated Business Disclosure Origination Appraisal Credit Application	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Title shows an assignment chain break (Lvl 2) "The review of the updated title report dated 07/30/2018 shows that the chain of assignment has not been completed. The latest assignment is from, xx."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "The chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test:Result: FAIL ;Loan Data: 0.000%;  Comparison Data:9.525% ; Variance:-9.525%."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:Result: FAIL ;Loan Data: 0.000%;  Comparison Data:9.525% ; Variance:-9.525%.
This loan failed the TILA APR test. The annual percentage rate (APR) is 9.525%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file ."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX state. The following state disclosure are missing from the loan file.
·TX Loan Agreement Notice
·Commitment Requirement/Anti-Tying
·TILA Disclosures in Spanish
·Home Equity Consumer Disclosure
·Home Equity Loan Interest and Fees Preclosing Disclosure
·Home Equity Loan Copies of Documents
·Home Equity Loan Rescission Notice
·Fair Market Value of Homestead Property Acknowledgment
·Home Equity Loan Notice of Address for Borrower Notification of Violation
·Choice of Insurance Notice
·Collateral Protection Insurance Disclosure
·Non-Deposit Investment Product Disclosure Are there any promotional materials?
·Insurance Solicitation/Post Commitment Requirement
·Construction Loan Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final Application is missing from the loan file along with transmittal summary report."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12794270	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$4,233.26	05/01/2021	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,155.68	8.000%	360	360	xx	xx	$16,208.51	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Final Truth in Lending Discl. Right of Rescission Missing Required State Disclosures Notice of Servicing Transfer Affiliated Business Disclosure Origination Appraisal Credit Application	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "According to the abstracted search of updated title report dated 07/25/2018, there are multiple HOA/COA liens against the subject property (the liens are searched by the name search) in the estimated amount of $10,000.00. The subject property is located in “Florida” (super lien state)” and there can be a possibility of foreclosure due to these unpaid non mortgage liens. This can be cured if these liens are paid off with unpaid interest and late charge (if any).However; the original documents for these liens are not available. Hence; it is unable to confirm whether these liens are against subject property or not."
* The property has unrepaired damages (Lvl 4)     "As per the servicing comment dated 08/01/2019 the subject property is found to be damaged due to water and the date of loss is 12/03/2018. The claim amount of $12,400.00 has been requested. However, no further comments have been found regarding the repairs completion."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The lien position of the subject mortgage changes to “second” due to abstracted search of updated title report dated 07/25/2018 shows, Multiple HOA/COA liens against the subject property (the liens are searched by the name search) in the estimated amount of $10,000.00. The subject property is located in “Florida” (super lien state)” and there can be a possibility of foreclosure due to these unpaid non mortgage liens. This can be cured if these liens are paid off with unpaid interest and late charge (if any).However; the original documents for these liens are not available. Hence; it is unable to confirm whether these liens are against subject property or not."	* As per modification agreement lender has agreed to waive or forgive a large unpaid balance (Lvl 3) "According to the collection comment dated 05/23/2017, the lender approved to waive the principal and advance of the loan from 10/01/2011 to 06/01/2015 in the amount of xx (taxes and insurance) and xx (Principal). The Payment history also, supports the same as the last payment was received on 05/31/2017 in the balloon amount of $39,504.22 (taxes and insurance) and xx (Principal) and hence, the unpaid principal balance is changed from xx. And the next due date changed from 10/01/2011 to 06/01/2015. However; we unable to confirm that the same amount is waived or the borrower made the balloon payment."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial Escrow account disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed for:-
TILA APR Test.
The loan data is 0.00%, the Comparison data is 8.207% and the Variance is -8.207%."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Active State Tax Lien Judgement. (Lvl 2)     "According to the updated title report dated 07/25/2018, there is an active State tax lien against the borrower in the amount of $1,891.80 in the favor of “xx."
* Title Review shows break in assignment  (Lvl 2)     "According the updated title report dated 07/25/2018, the chain of assignment is incomplete as the “ xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Florida" state and this state requires following disclosures which are missing from the loan file.
1) Anti-Coercion Notice.
2) Radon Gas Disclosure.
3) Insurance Sales Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "According to the updated title report dated 07/25/2018,there is an active XXXX lien against the borrower in the amount of XXXX in the favor of “XXXX” which was recorded on 07/XX/2016."
* Settlement date is different from note date (Lvl 2)     "The settlement date is different from the note date as the final HUD 1 shows; the settlement date as xx. However; the original note agreement shows; the note date as xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator is moderate due to
TILA APR Test."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "The final application is missing from the loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "According to the payment history as of dated 4/1/2021 the current UPB is reflected in payment history for the amount of $197,728.56." * Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of dated 05/01/2021 the next due date is 06/01/2021."	B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,400.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5298192	xx	xx	xx	561-692	21691	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$121.64	05/24/2021	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$669.28	11.050%	180	360	xx	xx	$23,318.27	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	11.050%	$860.75	Unavailable	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Final Truth in Lending Discl. Credit Application Balloon Rider Right of Rescission Modification Notice of Servicing Transfer Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 4/30/2020, the borrower is not working and sick due to cvoid-19 flu."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $669.28 with the rate of interest 11.05000 % and a maturity date of 8/3/2016. The P&I as per payment history tape data is the $860.75 and PITI is $1,021.98 and the rate of interest is 11.050%. However, there is an increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the New York state. The following state disclosures are missing from the loan file:

1.NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2.NY Interest Rate Disclosure
3.NY Hazard Insurance  Disclosure
4.Tax Escrow Account Designation
5.Mortgage Bankers and Exempt Organizations Preapplication
6.Part 80 Disclosure
7.Alternative Mortgage Transaction Disclosures
8.Co-Signer Notice Requirements
9.Default Warning Notice
10.Smoke Alarm Affidavit
11.New York Real Property Escrow Account Disclosure
12.Subprime Home Loan Counseling Disclosure
13.Subprime Home Loan Tax and Insurance Payment Disclosure
14.Subprime Home Loan Disclosure
15.Commitment Disclosure
16.Lock-in Disclosure
17.Expiration of Lock-in or Commitment Period"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test: Loan Data 0.000% Comparison Data 11.749% Variance -11.749%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* Application Missing (Lvl 2)     "The Final application along with 1008 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the prepayment term test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test: Loan Data: 36 Months Comparison Data: 12 Months Variance 24 Months"
* Balloon Rider Missing (Lvl 2)     "This is a conventional fixed rate loan with balloon payment provision. However, the Balloon rider is missing."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Affiliated Business Disclosure is missing from the loan file"		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	46721856	xx	xx	xx	561-692	21692	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,330.99	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$564.07	7.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure Credit Application Final Truth in Lending Discl. Missing Required State Disclosures Origination Appraisal	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 6/1/2019 to 3/31/2020, 5/1/2020 to 12/31/2020 and 2/1/2021 to 5/31/2021. However, we require latest 24 months of payment history. Payment history is missing from 4/1/2020 to 4/30/2020 and 1/1/2021 to 1/31/2021."
* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by all borrowers."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.

This loan failed the TILA APR test : loan data 0.000%, Comparison data 7.880%, Variance -7.880%."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the first lien broker fees test due."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has been not completed. The last assignment was from xx Solely as Nominee For xx."
* Application Missing (Lvl 2)     "The final application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State. The following required state disclosures are missing from the loan file.
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien broker fees test due : loan data $995.00, Comparison data $201.88, Variance +$793.12.
The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all limited broker fees exceeds the greater of 0.25% of the principal amount or $150. Limited broker fees are all fees designated for the broker other than the origination fee, discount points, assumption fee, rate lock fee, broker fee, application fee, commitment fee, lender inspection fee (post-close) and interest;"
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28320112	xx	xx	xx	561-692	21696	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,060.43	05/01/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$508.72	4.800%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/15/2009	$90,371.19	Not Applicable	5.000%	$566.37	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows that amount of claim without deducting value of collateral is xx and value of property is xx and unsecured portion is $35,760.00."
* Payment history is incomplete/ missing (Lvl 3)     "Payment history is available from 5/20/2019 to 7/15/2019, 9/3/2019 to 12/3/2019, 2/4/2020 to 4/18/2020 and 6/2/2020 to 5/31/2021. However, we require latest months of payment history. Payment history is missing from 8/1/2019 to 8/30/2019, 1/1/2020 to 1/31/2020 and 5/1/2020 to 5/31/2020."
* Property is Vacant (Lvl 3) "As per collection comment dated 5/3/2018 state that the property is vacant. However the BPO report dated 5/22/2018 state that the subject property is occupied and is in average condition."	* Application Missing (Lvl 2) "Final Application is missing from the loan file.However using Transmittal summary update the values in application, which is located at "xx"."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure document is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service provider is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Updated title reported dated 7/23/2018 shows chain of assignment is incomplete, the current assignee is “xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia state. The state disclosures missing from the loan file is: Disclosure of Additional Fees."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower however date is printed on Final TIL."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20884715	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,690.27	04/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$588.31	6.050%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$24,400.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Credit Application Affiliated Business Disclosure	xx	2: Acceptable with Warnings	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Oklahoma state. Following disclosures are required for this state:
1. OK Title protection notice.
2. Insurance Disclosure.
3. NSF Fee Disclosure.
4. Over-the-limit fees.
5. Notice of Rights to Obtain a Security Freeze.
6. State disclosures are missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. The latest assignment is with xx"
* Application Missing (Lvl 2)     "Final Application is missing from the loan file; however, the values are updated as per the transmittal summary."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL, Loan data $117,169.93, Comparison Data: $117,406.32 and Variance -$236.39.
This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $117,406.32. The disclosed finance charge of $117,169.93 is not considered accurate because it is
																																																																																																								understated by more than $100."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55427491	xx	xx	xx	561-692	21701	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	$0.00	$7,109.00	05/10/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,349.39	7.660%	360	360	xx	xx	$44,092.56	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/14/2011	$233,165.57	Not Applicable	4.710%	$1,079.91	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Loan Program Info Disclosure	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per the updated title report, there are two Water/Sewer/Utilities on the subject property. Both in the favor of xx first in the amount of XXXX recorded on 10/XX/2012. The second in the amount of XXXX recorded on 05/XX/2018.
The subject property has located in the State of Connecticut which is a superlien state. There is a risk of the property to be getting foreclosed due to above unpaid lien. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per the Updated title report Subject mortgage is on lower lien position as there are two Water/Sewer/Utilities on the subject property. Both in the favor of xx first in the amount of xx recorded on xx The second in the amount of xx recorded on xx	* Lost Note Affidavit (Lvl 3) "Lost note affidavit was found at location " xx" showing original note was misplaced, lost or destroyed. Copy of Note is also located in the loan file."
* Variation in Parcel number(APN#) (Lvl 3) "There is a variation in the parcel. The parcel# mentioned in the subject mortgage, appraisal report is xx. However, tax certificate shows parcel#xx. The legal description mentioned in Executor’s Deed which was recorded on xx and subject mortgage do matches with each other."	* Missing Required State Disclosures (Lvl 2) "The Subject property is located in Connecticut state. The below Required State disclosures are missing in the given loan file.
1.Appraisal Disclosure  is located at “xx” in the given loan file.
2.2nd Liens = provide CT disclosure and comply with terms Mortgage Insurance Disclosure
3.Interest Rate Disclosure
4.Lock-In Agreement Disclosure
5.Payoff Statement Disclosure
6.Legal RepresentationDisclosure
7.Non-Prime HUD ContactDisclosure
8.Non-Prime Notice of LoanTerms Disclosure
9.Interim Financing Disclosure"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value from available loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment has not been completed. Currently, the assignment from xx for xx."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan program disclosure document is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22949525	xx	xx	xx	561-692	21705	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	No	No	First	$0.00	$1,738.00	05/12/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$581.50	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Origination Appraisal Missing Required Disclosures Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file. however, it is not signed by borrower."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 6/1/2019 to 7/31/2019, 9/1/2019 to 4/19/2021, however; it is missing from 4/1/2019 to 5/31/2019 and 8/1/2019 to 8/31/2019. As we require latest 24 months payment history.

Updated Comment:
The payment history is incomplete. The payment history is available from 6/3/2019 to 4/31/2021. However, we required complete 24 months payment history. The payment history is missing from 5/1/2019 to 5/31/2019."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal  report is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "According to note loan was originated on xx which is different from the note date."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per updated title report,  at the time of loan origination mortgage and vesting deed are on the name of “xx."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file. The available servicing transmittal  (xx) shows subject property is non-owner occupied. Also, tape data shows occupancy is investor."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is incomplete. There is break in assignment chain between from xx."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99458995	xx	xx	xx	561-692	21710	xx	xx	Not Applicable	Not Applicable	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$2,268.74	05/12/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$859.30	8.875%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	$27,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/05/2016	$113,289.61	Not Applicable	4.375%	$821.49	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	4: Unacceptable	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 4) "According to updated title report dated 07/24/2018, there is an issue of partial interest of the subject property. As per the warranty deed dated xx, subject property was transferred to "xx". The subject mortgage dated xx in xx" did not signed the subject mortgage. No probate or death certificate of "xx" has been found in the loan file. However, there is a death check result available in the updated title report, which states that "xx" had deceased on 05/11/2004, which is after the loan origination."	* Property Damage (Lvl 3) "According to the BPO report dated 06/05/2018 located at ("xx") subject property needs some repairs in the amount of $10,000.00 due to some normal wear and tear (Cosmetic Damage). Servicing comments does not reflecting any comments regarding the damage and repair.The BPO report shows the 'As Is Price' is xx."
* Loan has been determined to have an unsecured debt (Lvl 3) "The voluntary petition schedule D shows the amount of claim without deducting the value of collateral is xx and value of collateral is xx. The unsecured portion of claim is $3,145.42."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The warranty deed which was recorded on 11/XX/1984 (XXXX) shows that, the property was transferred from the previous owner of the property xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the state of KS. The following state disclosure is missing from the loan file.
1)Signed Closed-end Credit Agreement Notice"
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL Loan Data 5.000% Comparison Data  2.909% Variance  +2.091%
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL Loan Data 36 Months Comparison Data 0 Months  Variance 36 Months
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated business Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test: FAIL Loan Data 5.000% Comparison Data  2.909% Variance  +2.091%

Prepayment Term Test: FAIL Loan Data 36 Months Comparison Data 0 Months  Variance 36 Months"
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59148354	xx	xx	xx	561-692	21724	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,020.48	05/01/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$620.74	9.750%	360	360	xx	xx	$14,165.07	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure
Final Truth in Lending Discl.
Right of Rescission
Notice of Servicing Transfer
Missing Required State Disclosures
Affiliated Business Disclosure
Origination Appraisal
Credit Application	xx	3: Curable	* Water/Sewer Taxes (Lvl 3) "As per the review of updated title report dated 7/23/2018, there is an active Municipal Tax lien active in the favor of xx. The subject property is located in the state of Michigan."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct disclosure is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Service transfer document is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data 0.000% Comparison Data 10.315% Variance -10.315%
This loan failed the TILA right of rescission test."
* Missing Required State Disclosures (Lvl 2)     "The property is located in Michigan state. The following state disclosures are missing from the loan file.
1) MI Borrowers Bill of Rights
2) MI Consumer Caution and Homeownership Counseling Notice
3) Choice of Insurance Agent"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed. The current assignment is with xx; however, the current assignment should be with xx."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm form the available loan file."
* Active State Tax Lien Judgement. (Lvl 2)     "As per the review of updated title report dated 7/23/2018, there is an active state Tax lien in the favor of XXfXX in the amount of XXXX which was recorded on 10/XX/2009."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the TILA right of rescission test."
																																																																																																								* Application Missing (Lvl 2) "Final application is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76482435	xx	xx	xx	561-692	21725	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$829.54	04/23/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$524.21	6.850%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	47.913%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2013	$84,291.24	Not Applicable	6.850%	$637.41	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "According to the schedule D of the voluntary petition dated xx, the loan has been determined to have an unsecured debt as the value of collateral isxx, amount of claim is $83,650.00,. Hence, the unsecured portion is 11,650.00"	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."
* State Tax Judgment (Lvl 2)     "According to the updated title report dated 7/25/2018, there is an active state tax lien against the borrower in the amount of $1,465.11 in the favor of “Department Of Revenue” which was recorded on 08/19/2014."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "The ComplianceEase exception test failed for:- 1) IN License Validation Test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The ComplianceEase risk indicator risk indicator is moderate due to  1) The GSE failed for Points and Fees Test: Loan Data $4,036.00 Comparison Data $4,000.00  and Variance is $36.00."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* Title Review shows break in assignment  (Lvl 2)     "According to the updated title report dated 07/25/2018, the chain of assignment is incomplete as xx which was recorded on 04/13/2018. However; the current assignee is “xx"."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at the "Indiana" state this state requires following state disclosures which are missing from the loan file: 1 Hazard Insurance Disclosure 2 Federal Consumer Credit Protection Act Disclosure 3 Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure document is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32966788	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,182.36	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$677.84	7.600%	360	360	xx	xx	$18,746.70	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Missing Required State Disclosures Initial Escrow Acct Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Issue with the legal description or recorded instrument (Lvl 4) "The Legal Description mentioned on Deed(xx) and final TPOL is not matching with legal description mentioned on the recorded mortgage(xx) and assignment of the mortgage (xx).
Subject mortgage legal is for "xx", however, actual address of the subject property is "xx". No documents filed in the county records correcting the legal."	* Comment history is incomplete (Lvl 3) "Servicing comments are available for 9/5/2019, for 12/5/2019, 12/16/2020 to 4/29/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 5/1/2019 to 8/30/2019, 10/1/2019 to 11/30/2019 and 1/1/2020 to 11/30/2020."
* Active Judgment Against Borrower (Lvl 3) "As per the updated title report dated 7/24/2018, there is a judgment in favor of xx. The supporting document of “xx reflects a judgment on the subject property. This notice described real estate as property to satisfy and said the property will be advertised and sold according to xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test : loan data $152,132.64, comparison data $152,747.22, Variance data -$614.58.
This loan failed the TILA foreclosure rescission finance charge test : loan data $152,132.64, comparison data $152,747.22, Variance data -$614.58."
* Application Missing (Lvl 2)     "The final application is missing from the loan file. However, the values are updated by initial application located at "UND002_MLN Application_10182017_46916287"."
* Title shows an assignment chain break (Lvl 2)     "According to the updated title report dated 7/24/2018, the chain of the assignment is not completed. Currently, the assignment is from xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Alabama State. The Choice of Insurer disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR is not hand dated by borrower."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test : Loan data 36 Months, Comparison data 0 months, Variance 36 Months."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $152,747.22. The disclosed finance charge of $152,132.64 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $152,747.22. The disclosed finance charge of $152,132.64 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the
																																																																																																								property is located."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13219326	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,628.43	05/26/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$904.16	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/18/2016	$107,000.87	Not Applicable	7.875%	$957.70	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Credit Application
Origination Appraisal
Final Truth in Lending Discl.
Missing Required State Disclosures
Notice of Servicing Transfer	xx	4: Unacceptable	* Loan is Paid Off or Zero Balance - There is evidence in the file - (Lvl 4) "The loan was originated on 9/XX/2003 with loan amount of XXXX with maturity date of 10/XX/2033. The loan was modified on 10/XX/2016 with UPB of $107,000.87 and maturity date remains same as note which is 10/XX/2033. There is no post-closing bankruptcy activity has been found. According to the payment history as of 5/29/2018, the borrower is making regular payments and the next due date was 6/1/2018. The last payment was received on 5/2/2018 in the amount of $957.70 which was applied for the due date of 5/1/2018. The UPB reflected is in the amount of $102,219.45. There is only one comment dated 8/1/2016 saying that the loan is paid in full. However, no more details available that why the servicer was saying that the loan has been paid in full. Also, there are no supportive documents available to confirm the same. It’s unable to verify whether the loan has been actually paid in full or not."	* Title shows an assignment chain break (Lvl 2) "According to the updated title report dated 7/24/2018, the chain of assignment has not been completed. The last assignment was done from xx, as nominee for xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. The annual percentage rate (APR) is 7.912%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. TILA APR Test: FAIL Loan Data is 0.000%, Comparison Data is 7.912%; hence, variance is -7.912%."
* MI, FHA or MIC missing and required (Lvl 2)     "As per Final HUD-1, the monthly MI value is $122.62. However, MI Certificate is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following required state disclosures are missing from the loan file. 1.Closing Attorney Affidavit (not required by law but provided as a matter of custom) 2.Disclosure of Additional Fees"
* Property Damage (Lvl 2)     "As per the servicing comment dated 7/21/2016, the roof of the subject property was damaged, the old tarp was brooked. No details were found regarding the insurance claim. Details regarding repairs are unavailable. The latest BPO report dated 5/17/2018, the subject property was owner-occupied and there are no damages or repairs have been found."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "The list of service provider document is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66432934	xx	xx	xx	561-692	21738	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$844.10	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$476.78	12.400%	180	360	xx	xx	$7,847.69	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Final Truth in Lending Discl. Affiliated Business Disclosure Right of Rescission Missing Required State Disclosures Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is at lower lien position. As per the updated title report dated 07/23/2018 there are total 7 water/sewer liens against the subject property. The first was recorded on xx in the amount of xx in the favor of xx
The second was recorded on xx in the amount of xx  in the favor of xx
The third was recorded on xx  in the amount of xx  in the favor of xx
The fourth was recorded on xx in the amount of xx  in the favor of xx
The fifth was recorded on xx in the amount of xx  in the favor of xx
The sixth was recorded on xx in the amount of xx  in the favor of xx
The seventh was recorded on xx in the amount of xx in the favor of xx
The subject property is located in the state of California. There is a risk of the property may get foreclosed due to above unpaid liens.
This can be cured by pay off for above unpaid liens with penalties."	* Comment history is incomplete (Lvl 3) "The comment history is available from 6/3/2019 to 4/28/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 5/1/2019 to 5/31/2019."
* Issue with the legal description or recorded instrument (Lvl 3)     "There is a legal mismatch between originating deed and mortgage deed.
The deed at origination dated xx reflects the Legal description as “xx”.
However, the subject mortgage recorded on xx reflects the legal as “xx“. Also, another part of legal description stated on deed as "xx", whereas the legal description in Mortgage, Title Policy and Assignment deeds states "xx''."
* Title Review shows major title concern (Lvl 3)     "As per the review of updated title report dated 07/23/2018, there is one senior mortgage originated on xx.The satisfaction of mortgage has not been found. But, it is referenced with the wrong instrument number. The Deed book page# was xx.
However, satisfaction was referenced to Book/Page#xx. This can be cured by getting correct satisfaction.
However, Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. Possible title claim can be filed."	* Missing Appraisal (Lvl 2) "The Appraisal document is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final TIL is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the California state. The following state disclosures are missing from the loan file:
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure for Condominiums
5.Hazard Insurance Disclosure
6.Insurer Recommendation Disclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Settlement date is different from note date (Lvl 2)     "As per the final HUD-1 settlement date isxx."
* Application Missing (Lvl 2)     "The Final 1003 on along with 1008 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 13.353%  Variance -13.353%

This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds .
As Loan Data $2,445.00 Comparison Data $2,250.00  Variance +$195.00 and  Loan Data $2,695.00 Comparison Data $2,250.00 Variance +$445.00"
* Describe the BK payment plan (Lvl 2)     "The borrower XXXX had filed bankruptcy under chapter-13 with the xxon 09/18/2017. The current bankruptcy status is plan confirmed on xx.The current bankruptcy status is plan confirmed on zz.The POC was filed on xx with the POC amount $39,780.89 , however, the arrearage amount is reflecting as $39,780.89. The document with POC Mortgage Proof of Claim Attachment reflecting the Principal balance as xx and the interest due amount as $1,781.52."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data 0.000% Comparison Data 13.353%  Variance -13.353%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 13.353%. The disclosed APR of 0.000% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79006394	xx	xx	xx	561-692	21743	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,263.76	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$709.04	8.180%	360	360	xx	xx	$10,106.25	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Notice of Servicing Transfer	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per comment dated 12/19/2020, the borrower xx has deceased on xx."	* Missing Required State Disclosures (Lvl 2) "The following required state disclosures are missing from the loan file.
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice.
2) NY Interest Rate Disclosure.
3) Tax Escrow Account Designation.
4) Mortgage Bankers and Exempt Organizations Pre-application.
5) Alternative Mortgage Transaction Disclosures.
6) Co-Signer Notice Requirements.
7) New York Real Property Escrow Account Disclosure.
8) Commitment Disclosure.
9) Lock-in Disclosure.
10) Expiration of Lock-in or Commitment Period."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $163,376.38. The disclosed finance charge of $163,281.28 is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA Foreclosure Rescission Finance Charge Test: Fail, Loan Data: $163,281.28, Comparison Data: $163,376.38, Variance: -$95.10."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Title Review shows break in assignment  (Lvl 2)     "As per the review of the updated title report, the chain of assignments has not been completed as the current assignment is with the xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: Fail, Loan Data: $163,281.28, Comparison Data: $163,376.38, Variance: -$95.10.

Prepayment Term Test:Fail, Loan Data: 36 Months, Comparison Data:12 Months, Variance: 24 Months."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
Prepayment Term Test:Fail, Loan Data: 36 Months, Comparison Data:12 Months, Variance: 24 Months."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35644181	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Yes	Second	xx	$0.00	$1,316.89	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$882.11	6.999%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is at second lien position. As per the updated title report dated 07/26/2018 there is one HOA lien recorded on 03/XX/2014 in the amount of XXXX in the favor of xx The subject property is in Tennessee state , which is super lien state. This can be cured by pay off the unpaid lien ."
* Title Review shows major title concern (Lvl 4) "As per the updated title report dated 07/26/2018 there is one HOA lien recorded on xx in the amount of xx in the favor of xx The subject property is in Tennessee state , which is super lien state. This can be cured by pay off the unpaid lien ."	* Deceased Borrower(s) (Lvl 3) "The death certificate found in the loan file, located at ("xx") states that the borrower xx was deceased on xx."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The borrower xx had filed bankruptcy under chapter-13 with the xx. However, the POC was filed on xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data $191,145.42 Comparison Data $191,335.19  Variance  -$189.77 This loan failed the TILA finance charge test. The finance charge is $191,335.19. The disclosed finance charge of $191,145.42 is not considered accurate because it is understated by more than $100.  TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $191,145.42 Comparison Data $191,335.19  Variance  -$189.77 This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $191,335.19. The disclosed finance charge of $191,145.42 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan Data $191,145.42 Comparison Data $191,335.19  Variance  -$189.77  TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $191,145.42 Comparison Data $191,335.19  Variance  -$189.77  Brokerage/Finder Fee Test: FAIL Loan Data $5,644.00 Comparison Data $2,652.00  Variance +$2,992.00"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data $5,644.00 Comparison Data $2,652.00  Variance +$2,992.00 This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2)) The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per the updated title report dated 07/26/2018 , the original borrower xx was deceased on 11/21/2007. However , the updated title reflects the current ownership of the property is with xx and the second original borrower xx."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is in Tennessee State. The following Disclosures are missing from the loan file. 1) Placement of Insurance Disclosure 2) Availability of Title Insurance 3) TN Consent to Disclosure of Insurance Information 4) Choice of Agent/insurer 5) Insurance Solicitation/Post Commitment"	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "According to the payment history as of dated 04/13/2021 the borrower is regular with the payment and the next due date is 5/1/2021. The last payment was received on 04/13/2021 for the amount of $1,390.57 (PITI). The monthly P&I is in the amount of $1,022.68. The current UPB is reflected in payment history for the amount of $149,553.05."	B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6194780	xx	xx	xx	561-692	21764	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$9,979.39	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,106.18	10.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	49.008%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2009	$224,196.79	Not Applicable	7.000%	$1,672.10	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection comment dated 09/18/2020 the borrower is in covid-19 forbearance plan. However no any details have been found."	* Property is vacant (Lvl 3) "Collection comments dated 5/31/2018 state that the subject property is vacant, however the latest BPO report dated 6/5/2018 shows the subject property is occupied."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in the loan file. However the point and fees are handwritten."	* Title Review shows break in assignment (Lvl 2) "Updated title report dated 7/23/2018 state that there is incomplete assignment currently assignment is with"xx"."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York state. The state disclosures missing from the loan file are: NY Consumer Credit Disclosure / Fair Credit Reporting Notice, NY Interest Rate Disclosure, NY Hazard Insurance Disclosure, Tax Escrow Account Designation, Mortgage Bankers and Exempt Organizations Pre-application, Co-Signer Notice Requirements, Default Warning Notice, Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test. Result-FAIL, loan data-$519,841.89, comparison data-$520,042.63, variance -$200.74."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "Updated title report dated 7/23/2018 state that there are two IRS lien against the subject borrower in the total amount of xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance Ease test failed due to TILA finance charge test."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18635356	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$0.00	05/18/2021	Not Applicable	No	Other	Chapter 13	xx	$0.00	No	xx	Not Applicable	$579.24	9.650%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2010	$75,056.35	Not Applicable	9.525%	$609.46	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Legal Description HUD-1 Closing Statement Origination Appraisal	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per revised xx report dated 08/15/2017, there are multiple water/ sewer liens on the subject property in the total amount $4,104.71.
Also, there are multiple gas liens on the subject property in the favor of xx in the total amount of xx (This is the total Gas lien outstanding amount confirmed by pro-title), recorded on xx
The subject mortgage is located State of PA, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "Subject Mortgage is in lower lien position as there are multiple water/ sewer liens on the subject property in the total amount xx
Also, there are multiple gas liens on the subject property in the favor of xx in the total amount of xx (This is the total Gas lien outstanding amount confirmed by pro-title), recorded on xx	* Loan has been determined to have an unsecured debt (Lvl 3) "As per bankruptcy voluntary petition scheduled D, Amount of claim is XXXX and value of collateral that support this claim is xx. there is an unsecured debt in the amount XXXX
* Legal Description missing (Lvl 3)     "Legal Description is missing in the final title policy."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing in the loan file and there is no estimate /itemization report is available in the file either. However for testing CE available Lender's Closing Instructions is used.
Per seller confirmation dated xx this document is not available with them."	* MI, FHA or MIC missing and required (Lvl 2) "MI Certificate missing in loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index from the available loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file.
Per seller confirmation dated 9/1/2017 this document is not available with them."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the predatory lending guidance test due to allowable points and fees test.
Loan data $3449.47, Comparison data $3400.00 hence variance is $ $49.47
																																																																																																								Loan data $3799.47, Comparison data $3400.00 hence variance is $ $399.47."		B	B	Elevated	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90759836	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,994.07	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,072.55	5.500%	360	360	xx	xx	$42,814.54	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "The legal mentioned on recorded mortgage dated xx and final title policy doesn’t mention meets and bounds, minutes and degrees which were mentioned on pro title vesting deed recorded on xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows $178,734.00 as unsecured portion out of claim amount $178,734.00. Did not see comments indicating a cram down."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 05/1/2019 to 05/31/2019 and 07/03/2019 to 04/08/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 06/01/2019 to 06/30/2019."
* Title issue (Lvl 3) "“As per recorded mortgage and vesting deed show the property ownership in the name of xx., however, Final title policy vested in the name of xx”."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
																																																																																																								Prohibited Fees Test: FAIL Loan data $350.00 comparison data $0.00 variance +$350.00"		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95408481	xx	xx	xx	561-692	21767	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	$0.00	$5,102.17	05/17/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,307.89	8.750%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Yes	xx	xx	35.000%	Not Applicable	xx	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2011	$163,134.40	Not Applicable	2.000%	$1,119.90	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Origination Appraisal
Missing Required State Disclosures
Credit Application
HUD-1 Closing Statement
Affiliated Business Disclosure
Final Truth in Lending Discl.
Initial Escrow Acct Disclosure
Title Evidence	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection comment dated 08/14/2020 the borrower is in covid-19 forbearance plan. However no further details have been found."
* Title Review shows major title concern (Lvl 4)     "Updated title report dated 7/26/2018 shows four certificates of sale for water and sewer liens open against the subject property in the total amount of $ XXXX held by multiple plaintiff.  The subject property is located in NJ state (Super lien state) and there can be possibility of foreclosure due to this unpaid non mortgage liens."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage is at lower lien position as updated title report dated 7/26/2018 shows four certificates of sale for water and sewer liens open against the subject property in the total amount of XXXX held by multiple plaintiff."
* Missing Title evidence (Lvl 4) "Final title policy at the time of origination and Title Commitment/Preliminary are also not available in the file."	* Not all borrowers signed HUD (Lvl 3) "Final HUD1 is not signed by the borrower."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is present in the file; however some points are strikethrough (xx)."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer disclosure is missing in the loan files."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: FAIL $::  Charged 0.000%  Allowed 10.521% Over By-10.521% .
Compliance Ease Risk Indicator is moderate as the loan is failing for  Prepayment Term Test: charged 12 Months Allowed 0 Months over by 12 Months."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: FAIL $::  Charged 0.000%  Allowed 10.521% Over By-10.521% .
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 10.521%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state regulations are missing in the loan files,
Delivery Fee Authorization,
NJ Attorney Disclosure,
Unacceptability of Insurance Notice,Attorney Disclosure II,
Unacceptability of Insurance Notice,
Attorney Disclosure II,
Tax Bill Information,
Private Well Testing,
Choice of Insurer Disclosure,
Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Application Missing (Lvl 2)     "Final application along with transmittal document is missing in the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing in the loan files."
* State Tax Judgment (Lvl 2)     "updated title report dated on 7/26/2018 states that there is state tax lien recorded on 03/27/2009 in the amount of $7305.67 in the favor of State of New Jersey, higher education assistance authority."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is not complete, the currently assignee is with xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for Prohibited Fees Test:: FAIL $::  Charged  $2636.87  Allowed $0.00 Over By+$2636.87 .
This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
( N.J.S.A. §17:11C-23, N.J.A.C. § §3:1-16.2 )
The loan does charge fee(s) not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)
discount points which may be labeled as an origination fee."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing in the loan files."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50581364	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$883.65	05/28/2021	Not Applicable	No	Court Delay	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$563.66	9.680%	360	360	xx	xx	$19,476.03	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$63,313.31	$6,963.31	4.000%	$235.50	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission Final Truth in Lending Discl. Credit Application Origination Appraisal	xx	2: Acceptable with Warnings	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan files."
* Title shows an assignment chain break (Lvl 2)     "According to review of updated title report dated 7/24/2018, the chain of assignment of mortgage has not been completed. Currently, the mortgage is with "xx" as a current assignee. The assignment should be with xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina State; However, the following required disclosures are missing from the loan files:  1. Amortization Schedule Disclosure. 2. Credit Property Insurance Disclosure. 3. Fee Agreement  4. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The servicing transfer disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "As per servicing comment dated 5/30/2018, the roof of subject property was damaged due to tree fell on the house. The date of damage was 5/29/2018. Comment dated 6/4/2018 shows that the borrower wants to file an insurance claim. The amount of damage is not mentioned. No further information was found as collection comment is available till 6/11/2018. The BPO report dated 6/5/2018 shows that the property is in average exterior condition with no major deferred maintenance were noted at the time of inspection."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan has failed TILA APR test."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of rescission document is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "As per servicing comment dated 5/30/2018, the roof of subject property was damaged due to tree fell on the house. The date of damage was 5/29/2018. Comment dated 6/4/2018 shows that the borrower wants to file an insurance claim. The amount of damage is not mentioned. No further information was found as collection comment is available till 6/11/2018. The BPO report dated 6/5/2018 shows that the property is in average exterior condition with no major deferred maintenance were noted at the time of inspection."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final loan application is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "According to voluntary petition schedule D, the amount of claim is in the amount of $62,704.00 and the value of the collateral is $53,900.00. Hence, the unsecured portion reflected is in the amount $15,611.00. However, the debtor was discharged on 12/02/2009 and the case was terminated 12/21/2009. No comment indicating the cram down has been found."
* Missing Appraisal (Lvl 2)     "An Appraisal report along with 1008 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan has failed TILA APR test: Loan Data:0.00% Comparison Data:10.245% Variance:-10.245.  The annual percentage rate (APR) is 10.248%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26384023	xx	xx	xx	561-692	21777	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	xx	$0.00	$3,468.32	04/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$924.94	9.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Affiliated Business Disclosure
Notice of Servicing Transfer
Missing Required State Disclosures
Origination Appraisal
Final Truth in Lending Discl.
Credit Application	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "The Updated-title report dated 7/26/2018 shows that there are eight active HOA liens in the total amount of XXXX in favor of xx. The subject Property is located in the state of Texas. There is a risk of property may get foreclosed due to above unpaid lien. This can be cured by repayment of the unpaid lien along with late fees and unpaid interest."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The Updated-title report dated 7/26/2018 shows that the subject mortgage is on lower lien position, as there are eight active HOA liens in the total amount of XXXX in favor of xx. The subject mortgage was originated on 3/CC/2002 in the favor of xx which was recorded on 3/CC/2002."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Account Disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment has not been completed. Currently, the assignment is with The xx."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supporting documents are missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosures are missing from the loan file.
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.TILA Disclosures in Spanish
4.Home Equity Consumer Disclosure
5.Home Equity Loan Interest and Fees Preclosing Disclosure
6.Home Equity Loan Copies of Documents
7.Home Equity Loan Rescission Notice
8.Fair Market Value of Homestead Property Acknowledgment
9.Home Equity Loan Notice of Address for Borrower Notification of Violation
10.Choice of Insurance Notice
11.Collateral Protection Insurance Disclosure
12.Non-Deposit Investment Product Disclosure Are there any promotional materials?
13.Insurance Solicitation/Post Commitment Requirement
14.Construction Loan Disclosure"
* Missing Required Disclosures (Lvl 2)     "The List of Service Provider Disclosure is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "The Updated-title report dated 7/26/2018 shows that, there are two IRS liens in the total amount of $53,708.72 in favor of xx"
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Property Damage (Lvl 2)     "The comment dated 8/7/2017 reflects that all the structural repairs had been completed. According to the comment dated 12/15/2017, the cheque was received from the Safeco Insurance Company for the amount of $6422.91 with cheque#xx on 12/15/2017. The nature of damage has not been found."
* Application Missing (Lvl 2)     "The final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.517%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per seller tape data, the UPB was $92,770.09. However, as per latest payment history dated 4/5/2021, the current UPB is $128,406.91."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10172961	xx	xx	xx	561-692	21780	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$5,408.53	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,456.56	8.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2014	$368,819.95	Not Applicable	4.750%	$1,717.08	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal
Final Truth in Lending Discl.
Affiliated Business Disclosure
Credit Application
Missing Required State Disclosures
Loan Program Info Disclosure
Title Evidence
Notice of Servicing Transfer	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final Title Policy is missing from the loan file along with commitment."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of the voluntary petition shows XXXX as an unsecured portion out of claim amount XXXX The value of collateral that supports this claim is xx. There is no comment found regarding a cram down."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: Result:FAIL; Loan Data: 0.000%; Comparison Data: 8.897%; Variance: -8.897%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative  index value since the supportive documents are missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file along with transmittal summary report."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MI state. The following state disclosure are missing in the loan file.
·MI Borrower's Bill of Rights
·MI Consumer Caution and Homeownership Counseling Notice
·Choice of Insurance Agent"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment has not been completed. The last assignment was from xx. However, there is a break in chain of assignment."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer Disclosure Document is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: Result:FAIL; Loan Data: 0.000%; Comparison Data: 8.897%; Variance: -8.897%.
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 8.897%. The disclosed APR of 0.000% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39077343	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$552.11	$1,251.75	05/17/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$799.66	11.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure
Final Truth in Lending Discl.
Origination Appraisal
Right of Rescission
Credit Application
Missing Dicsloures
Initial Escrow Acct Disclosure
Notice of Servicing Transfer
Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, Schedule D reflects the Amount of Claim is XXXX and Unsecured Portion as XXXX and the Value of Collateral as xx. Did not see comments indicating cram down."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business form disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "Pro-Title shows, chain of the assignment is incomplete. The latest assignment was done from xx which was recorded on 4/11/2018. However, it should assign to xx
.."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "According to comment dated 12/10/2020, taxes are delinquent for the year 2020 in the amount of $552.11."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
TILA APR Test: FAIL 0.000% 12.329% -12.329%
The annual percentage rate (APR) is 12.329%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Property Damage (Lvl 2)     "As per the old BPO report dated 2/16/2017 , located at (XXXX) states that there was roof and landscape damage in the total amount of $8,000.00.As report states that the roof replacement was in the amount of $7,500.00 and landscape repair was in the amount of $500.00.The BPO reflecting As Is Price as $65,000.00 and Repaired Price as $75,000.00.However , the latest BPO report dated 05/177/2018 and located at ("163278") does not reflect any repair and damages.The As Is Price and Repaired Price is $68,000.00.Also, latest servicing comments does not reflect any comments regarding the damage or repair."
* Missing Required State Disclosures (Lvl 2)     "The state disclosures are missing from the loan file.
Placement of Insurance Disclosure, Availability of Title Insurance, TN Consent to Disclosure of Insurance Information, Choice of Agent/insurer and Insurance Solicitation/Post Commitment."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
Interest Rate Test: FAIL 11.500% 9.400% +2.100%
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the brokerage/finder fee test.
Brokerage/Finder Fee Test: FAIL $3,730.00 $1,615.00 +$2,115.00
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the interest rate test.
This loan failed the brokerage/finder fee test."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59963776	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$138.90	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$558.43	9.840%	360	360	xx	xx	$23,273.33	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2011	$60,039.38	Not Applicable	7.875%	$492.55	xx	Lower Interest Rate	xx	xx	xx	xx	Notice of Servicing Transfer
Title Evidence
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Final Truth in Lending Discl.
Origination Appraisal
Missing Required State Disclosures
Credit Application
Right of Rescission	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy at the time of origination and Title Commitment/Preliminary are also not available in the file."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: charged 0..000% Allowed 10.628% over by -10.628% .
 Compliance Ease Risk Indicator is moderate as the loan is failing for IN License Validation Test"
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for GSE (xx public guidelines) Points and fees test: charged $4035.00 Allowed $3225.00 over by+$810.00
This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease Risk Indicator is moderate as the loan is failing for TILA APR Test: charged 0..000% Allowed 10.628% over by -10.628% .
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 10.628%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
Hazard Insurance Disclosure
Federal Consumer Credit Protection Act Disclosure
Insurance Freedom of Choice Disclosure"
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61070312	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,254.62	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$871.00	8.900%	360	360	xx	xx	$12,308.35	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure Right of Rescission Credit Application Origination Appraisal Notice of Servicing Transfer	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "Legal Description mentioned on Deed and the recorded mortgage is not matching with legal description mentioned on the AOM which was recorded onxx. A part of Legal mentioned on the recorded mortgage is the deed reference is not available from the mentioned the legal description on Assignment of mortgage.
This could be cured through reformation."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The Initial Escrow Acct Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH State. The following state disclosures are missing in the loan files.
Equal Credit Availability Notice
Insurance Tying Disclosure
Non-Deposit Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated business disclosure is missing from the loan files."
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR is missing from the loan files."
* Application Missing (Lvl 2)     "The final loan application is missing from the loan files."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from the loan files."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment has not been completed. currently, the assignment is from xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of transfer is missing from the loan files."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50686492	xx	xx	561-692	12570	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$127.89	$5,640.32	05/08/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$612.75	5.750%	360	360	xx	xx	$52,946.61	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/08/2017	$122,978.66	Not Applicable	5.750%	$655.34	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Active Judgment Against Borrower (Lvl 3) "As per ProTitle report 06/21/2017, there is a one prior civil judgment against xx in the amount of XXXX
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal description of a warranty deed, mortgage, and final title policy does match except for lot #.
As per warranty deed, mortgage and final title policy, lot # is xx. However, as per modification document, it is xx."
* Deceased Borrower(s) (Lvl 3)     "As per updated title report dated 06/21/2017, the borrower, xx. No death certificate was found in the loan file."
* Foreclosure Delay or Contested (Lvl 3)     "Comment dated 2/22/2016, the contested issue was found. Also as per document located at “xx” the borrower contesting foreclosure for following reasons:
1.Interest was not calculated in the manner prescribed by the Note.
2.The amount claimed does not account for payments made by the borrower.
3.Unreasonable and excessive fees
4.Truth in Lending Act violation
However, unable to determine contested matter was resolved or not."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per tape data as of 4/28/2017, the current UPB is $95,127.23 . However, payment history as of 4/19/2021 shows current UPB in the amount of $119,505.34."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per ProTitle report dated 06/21/2017, 2017 second half installment of water utilities taxes are delinquent in the amount of $127.89 which was due on 5/9/2017."
* Title Review shows different mtg holder of record (Lvl 2)     "The subject mortgage was originated on xx with xx
As per updated title report dated 06/21/2017, the borrower, xx was deceased on 03/28/2016. No death certificate was found in the loan file.
As per deed recorded on xx, the property is transferred from xx.
																																																																																																								Hence, currently, the property is vested in the name of xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74282649	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,378.23	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	$1,019.24	6.000%	360	360	xx	xx	$34,786.23	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 3/26/2020, the borrower’s income has been impacted due to Covid-19. The borrower has requested for hardship assistance due to Covid-19."	* Issue with the legal description or recorded instrument (Lvl 3) "According to the updated title report dated 07/25/2018, shows document Quit claim deed recorded on xx and Warranty deed recorded on xx the legal description is described in briefly but mortgage legal description is described in details; however, the parcel #xx is same on both i.e mortgage and deed."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE TILA test failed.
1. This loan failed the TILA finance charge test.
The finance charge is $199,649.54. The disclosed finance charge of $198,571.04 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test.
 The finance charge is $199,649.54. The disclosed finance charge of $198,571.04 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in IL state, however required state disclosure missing from loan file.
1. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application.
2. IL Collateral Protection Insurance Notice."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate.
1.This loan failed the TILA finance charge test.
																																																																																																								2.This loan failed the TILA foreclosure rescission finance charge test."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75486578	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,768.95	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,509.94	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/25/2007	$524,507.10	Not Applicable	7.750%	$3,582.07	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Credit Application Notice of Servicing Transfer Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Excessive Property Damage Noted (Lvl 4) "According to the collection comment dated 08/29/2017, the borrower states that the subject property was damaged due to the hurricane. The repairs are left to complete are counter tops, stain cabinets, back splash, stairs and fire place. Final inspection was done and issued a final amount of $11, 006.00 to borrower and xx and both the funds were issued 1/30/2018. There is no such servicing comment is stating the all the repairs have been done to the property but latest exterior BPO xx dated 6/14/2018 states that the subject property is occupied and no damages are reported; it’s in average condition and appears to be well maintained and the “as is” value of the subject property is $600,000.00. Also, there is no evidence to confirm the actual damage amount."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "The loan was modified on 9/25/2007 with the unpaid principal balance of $524,507.10 out of which $24,507.10 has been considered as forgiven. Borrower promises to pay the new modified principal balance of $500,000.00 through new modified P&I of $3,582.07 with the new fixed interest rate of 7.750% beginning from 11/1/2007 to the new maturity date of 10/1/2037."	* Comment history is incomplete (Lvl 3) "Comment history is available from 1/11/2017 to 6/13/2018 and there is a single comment is available on 9/3/2016. We require latest 24 months servicing comments. Servicing comments are missing from 10/1/2016 to 12/31/2016 and 7/1/2016 to 8/31/2016

Updated Comment:-
Recent comment history is available from 5/2/2019 to 4/28/2021."	* Missing Required Disclosures (Lvl 2) "List of service providers disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as the final TIL is missing from the loan hence, we considered APR as 0.000% in order to run CE. The annual percentage rate (APR) is 7.687%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TILA APR Test: FAIL      Charged: 0.000%      Allowed: 7.687%      Variance: -7.687%"
* Application Missing (Lvl 2)     "The final 1003 is available in the loan file but it is illegible or unable to read the data provided in 1003 hence we considered the data from initial 1003."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the TILA APR test as the final TIL is missing from the loan hence, we considered APR as 0.000% in order to run CE.

TILA APR Test: FAIL      Charged: 0.000%      Allowed: 7.687%      Variance: -7.687%"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (TX) disclosures are missing from the loan file:

1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.Choice of Insurance Notice
4.Collateral Protection Insurance Disclosure
5.Non-Deposit Investment Product Disclosure Are there any promotional materials?
6.Insurance Solicitation/Post Commitment Requirement"
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is completed as the subject mortgage is currently assigned to “US Bank NA, not in its individual capacity, but solely as trustee xx" and this AOM was recorded on 6/26/2018; however, both the AOM  which has instrument#xx were recorded out of order."
* Application Not Signed by All Borrowers (Lvl 2)     "The final 1003 is available in the loan file but it is illegible or unable to read the data provided in 1003 hence we considered the data from initial 1003."
* Mortgage  (Lvl 2)     "Subject loan was originated under jumbo loan category."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71089975	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,159.28	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$509.81	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2012	$85,183.85	$5,000.00	3.125%	$413.88	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Initial Escrow Acct Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by all borrowers."	* Missing Required Disclosures (Lvl 2) "The list of Service Providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in the state of Oregon. The following required State Disclosure is missing in the loan file.
1.Oregon Forced Placed Insurance Notice
2.Notice where Escrow Account is NOT Required
3.Escrow Notice for Loans Sold to Out-of-State Purchases within one year
4.Anti-Coercion Notice
5.Insurance Premium Notice
6.Insurance Sales Notice
7.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The note date is xx and HUD-1 settlement date shows xx. However, the settlement date is different from note date."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of assignment has not been completed. Currently, the assignment is from xx, as nominee for xx."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97268780	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$853.78	05/06/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$404.92	10.300%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Origination Appraisal Missing Required State Disclosures Affiliated Business Disclosure Final Truth in Lending Discl. Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Right of Rescission	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 12/07/2020, the reason for default is unemployment due to covid." * The property has unrepaired damages (Lvl 4) "As per comment dated 04/23/2021, borrower reported a new claim. The subject property had damaged due to free zing. The date of loss was 02/19/2021 and estimated amount of damage is $25,810.42. As per comment dated 05/05/2021, received unendorsed check with xx in the amount of $18,631.57 on 04/25/2021 and it has been approved. However, no further details have been found regarding completion of repairs."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The HUD-1 along with estimated HUD and itemization is missing from the loan file."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 06/06/2019 to 08/17/2020, 11/03/2020 to 03/29/2021, 05/06/2021. However, we require the latest 24 months payment history. Payment history is missing from 09/01/2020 to 10/31/2020, 04/01/2020 to 04/30/2020.

Updated:
The payment history is available from 5/1/2019 to 8/31/2020, 11/1/2020 to 3/31/2021. However, we require the latest 24 months payment history. Payment history is missing from 09/01/2020 to 10/31/2020, 4/1/2021 to 4/30/2021.

Updated May 2021:
The payment history is available from 5/1/2019 to 8/31/2020, 11/1/2020 to 3/31/2021 and 05/01/2021 to 5/31/2021. However, we require the latest 24 months payment history. Payment history is missing from 09/01/2020 to 10/31/2020, 4/1/2021 to 4/30/2021."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of service providers disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "As per the updated title report, the Chain of the assignment has not been completed. Currently, the mortgage is with the xx."
* Missing Required State Disclosures (Lvl 2)     "The following disclosures are missing from the loan file, TX Loan Agreement Notice, Commitment Requirement/Anti-Tying, TILA Disclosures in Spanish, Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Preclosing Disclosure, Home Equity Loan Copies of Documents, Home Equity Loan Rescission Notice, Fair Market Value of Homestead Property Acknowledgment, Home Equity Loan Notice of Address for Borrower Notification of Violation, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials?, and Insurance Solicitation/Post Commitment Requirement."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "The application is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value from the available loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "An Appraisal Report at the origination is missing in the loan file. However, the tape is reflecting subject property as Manufacture Home.
As per the Manufacture Housing Endorsement attached to final TPOL, the manufactured home has been affixed. The serial# is xx. The document is located at “0254908631_TITLE pg#7”. However, the latest tax reports available with updated title report shows building style as Mobile Home."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,810.42	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53405784	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$7,496.90	$3,339.94	05/27/2021	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$715.90	8.750%	360	360	xx	xx	$15,217.72	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Notice of Servicing Transfer Document Showing a Index Numerical Value Loan Program Info Disclosure Affiliated Business Disclosure	xx	4: Unacceptable	* Title Review shows outstanding delinquent taxes (Lvl 4) "As per updated title report dated 07/26/2018, annual combined taxes of year 2016 and 2017 are delinquent and good through till 7/31/2018 total in the amount of $7496.90. Total tax amount is more than 8.00% of loan amount $91,000.00; however, compared to current assessed value per updated title report which is $237,300.00, delinquent tax amount is more than 3.00%."	* Title issue (Lvl 3) "ISAOA / It's successors and or assigns clause is missing in final title policy. Terms and conditions sheet is neither available with final title policy for checking 12C clause."
* Not all borrowers signed HUD (Lvl 3) "Available HUD-1 is not executed by the borrower. However, the same HUD-1 is considered to run the compliance."	* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete as there is a break in assignment from xx""
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 4/28/2021, the UPB reflected in the amount of $38,471.04, which is lower than the tape value."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is required for ARM loan; however document is missing from loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan file."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54050427	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,483.34	05/17/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,715.81	8.950%	360	360	xx	xx	$41,919.23	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/24/2010	$246,787.22	Not Applicable	4.875%	$1,306.02	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures Missing Required Disclosures Loan Program Info Disclosure Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update : BK is still active. As per the comment dated 9/22/2020, the POC bar date is 11/10/2016."	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary petition under schedule D shows amount of claim without deducting the value of collateral as xx and the value of collateral that supports the claim as xx; however, unsecured portion is in the amount of $5,700.00. There is no comment indicating a cramdown.. The loan is in active bankruptcy."	* Settlement date is different from note date (Lvl 2) "Final HUD-1 shows settlement date as xx; however, note date is xx."
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 90.000% which is greater than 80.000%, hence MI certificate is required; however, it is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is in Utah state.
The following disclosures are missing from the loan file:
Fee Disclosure
Loan Application Notice
Servicer Disclosure
Notice of Change of Terms For Open-End Consumer Credit Contract
Disclosure of Debtor’s Waiver of Class Action"
* Title Review shows break in assignment  (Lvl 2)     "Updated title reported dated 7/23/2018 shows break in chain of assignment. The break assignment was between “xx”"
* Missing Required Disclosures (Lvl 2)     "The list of service providers is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to calculate operative index value form the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68863645	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,064.00	05/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$627.46	7.625%	360	360	xx	xx	$27,164.31	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Loan Program Info Disclosure Missing Required State Disclosures Right of Rescission Notice of Servicing Transfer Final Truth in Lending Discl. Affiliated Business Disclosure	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the updated title report the borrower xx was deceased. However, the date of death is unable to determine as death certificate was not available in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated shows amount of secured claim is $79,936.00 and the unsecured portion is $10,486.00. Collection comments does not show any cram down."	* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan program disclosure document is missing in the given loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value from available loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Brokerage/Finder Fee Test: FAIL Loan Data: $2,995.50 Comparison data: $1,773.00  Variance: +$1,222.50 This loan failed the brokerage/finder fee test.  The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete. The latest assignment  from xx."
* Missing Required State Disclosures (Lvl 2)     "The Subject property is located in Tennessee state. The below Required State disclosures are missing in the given loan file.  1. Placement of Insurance Disclosure 2. Availability of Title Insurance 3. TN Consent to Disclosure of Insurance Information 4. Choice of Agent/insurer 5. Insurance Solicitation/Post Commitment"
* Right of Rescission missing or unexecuted (Lvl 2)     "The ROR document is missing from the given loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Notice of servicing Transfer document is missing in the given loan file."
* Title Review shows different mtg holder of record (Lvl 2)     "As per the updated title report dated 07/26/2018. The borrower xx was deceased. Now the current ownership of the property is with xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL Loan Data: 0.000% Comparison data: 8.050% Variance:  -8.050% This loan failed the TILA APR test.  The annual percentage rate (APR) is 8.050%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.  This loan failed the brokerage/finder fee test."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the  loan file."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The Required Affiliated Business disclosure document is missing in the given loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71951527	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,736.86	05/20/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,120.53	8.630%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2012	$156,160.16	$18,410.16	2.000%	$663.54	xx	Financial Hardship	xx	xx	xx	xx	Notice of Servicing Transfer
Origination Appraisal
Missing Required State Disclosures
Final Truth in Lending Discl.
Affiliated Business Disclosure
Credit Application
HUD-1 Closing Statement
Right of Rescission
Loan Program Info Disclosure
Title Policy	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per the loan modification agreement made on10/01/2012, the new principal balance is $156,160.16. However, there is a principal reduction alternative. The amount of $18,410.16 of the principal balance is eligible for forgiveness. (Deferred principal reduction Amount).
If the borrower makes monthly mortgage payments on time, the lender agrees to forgive the 1/3 amount of deferred principal balance on each anniversary for 3 years is in the amount of $ 6136.72. Latest payment history as of 06/15/2018, the tape data does not reflect deferred balance. The current UPB is $109,865.19. It seems the lender has forgiven the total deferred amount $18410.16."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file along with Estimated HUD-1 and Itemization."
* Title policy missing (Lvl 3) "Final title policy is missing in the loan file. However, Commitment is available. Information updated as per Commitment."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment has not been completed. Currently, the assignment is from xx For xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Servicing Transfer Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Wisconsin state. The following state disclosures are missing from the loan file:
1.Explanation of Personal Obligation
2.Marital Property Act Disclosure
3.Pre-Application Fee Disclosure
4.Choice of Insurance Disclosure
5.Escrow Disclosure
6.Co-Signer Notice
7.Tattle Tale Notice under the Marital Property Act"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value is unable to determine  from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "The Loan Program Disclosure is missing from the loan file."		D	D									Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69941417	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	$0.00	$5,193.40	05/29/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,206.72	6.750%	360	480	xx	xx	$36,577.97	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$176,534.21	Not Applicable	4.625%	$1,113.97	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure Missing Required State Disclosures Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Modification	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is currently at lower lien position as there is an active junior "Statement of delinquent utility charges" are available against the subject property in the amount of $379.27 in favor of "xx" and it was recorded on 4/08/2008.

Also, there are two real estate tax lien active against subject property is as follow:
1. There is an active "Notice of assessment and payment of contractual assessment" against the subject property in the amount of $22,458.91 in favor of "California statewide community’s development authority" which was recorded on 4/1/2016.

2. There is an active "Notice of Special Tax lien" against the subject property in the amount of $2,315.87 which was to be levied for the purpose of paying the cost to acquire, lease, install or have installed qualifying renewable energy systems, energy and water efficiency improvements and electric vehicle charging infrastructure and it's in favor of "xx" and it was recorded on 5/18/2016.

The subject property is located in California state where there is a risk of property to be getting foreclosed due this unpaid delinquent utility charges and utility/water/energy/sewer liens."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "According to comment dated 3/26/2020, borrower’s income is impacted due to covid-19. Borrower is unemployed due to covid-19 since 3/13/2021.

Updated Comment:
The collection comment dated 5/13/2020, states that the borrower’s income has been impacted by covid19 and also the borrower states that the reason for default is unemployed. The collection comment dated 5/14/2020 states that the loss mitigation plan was offered to the borrower. Further details regarding the loss mitigation plan are not available."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The borrower was offered trial period plan (TPP) for 3 months and it was begun from 4/1/2018 to 6/1/2018 with the monthly payment of $1,660.17 and borrower made all the payments. The permanent modification agreement was imaged and sent to borrower for signing. According to the servicing comment dated 6/26/2018, the new modified P&I would be $1,113.97 with the new modified interest rate of $4.625% and new modified UPB would be in the amount of $170173.17 and modified payment will be begun from 7/1/2018 and the new maturity date would be 4/1/2037 with the set aside amount of $6,361.04 and modified approval date is 6/5/2018 but the new loan modification agreement is missing from the loan file and the borrower is currently making payments according to it only."	* Active State Tax Lien Judgement. (Lvl 3) "1. There is an active "xx" which is against the subject property in the amount of xx in favor of "xx.

2. There is an active "xx" is available in the against the subject property in the amount of $2,315.87 which was to be levied for the purpose of paying the cost to acquire, lease, install or have installed qualifying renewable energy systems, energy and water efficiency improvements and electric vehicle charging infrastructure and it's in favor of "xx" and it was recorded on xx."
* Title Review shows major title concern (Lvl 3)     "There is an active prior/senior mortgage is available in the updated title report in the amount of xx in the favor of ‘xx’  and it was recorded on xx. This prior mortgage is not showing in schedule-B of final policy as an exception and there is no pay off is available for this prior mortgage in the final HUD-1. The possible title claim could be filed regarding it.

It can be cured if the recorded copy of release/satisfaction found for this prior mortgage."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by both the borrowers."	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The following state (CA) disclosures are missing from the loan file:

1. Insurer Recommendation Disclosure
2. Anti-Tying Disclosure
3. Privacy Notice
4. Notice of Right to Copy of Appraisal
5. Fair Debt Collection Notice"
* Settlement date is different from note date (Lvl 2)     "The settlement date mentioned in final HUD-1 is xx."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is not completed as the subject mortgage is recently assigned to "xx"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68396669	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$637.06	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$293.73	8.850%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$18,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2009	$37,151.80	Not Applicable	2.000%	$169.50	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Missing Required State Disclosures	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "According to the document located at 'Ln#xx', the borrower xx was deceased on xx. However, the death certificate is not available in the loan file."	* Missing Required Disclosures (Lvl 2) "The list of service providers disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Application Missing (Lvl 2)     "The final application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida state. The following state disclosures are missing from the loan file.
Anti-Coercion Notice.
Title Insurance Disclosure.
Radon Gas Disclosure.
Insurance Sales Disclosure."
* LTV or CLTV exceeds 104% (Lvl 2)     "The original loan amount is xx. However, the original LTV comes out to be xx. There is a piggyback loan in the amount of xx which increases the CLTV to xx%."
* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. Currently, the assignment is with xx."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 1) "The subject property is located in a FEMA designated disaster area (recent).
																																																																																																									However, as per the collection comments received as of 6/15/2018 and according to the latest BPO report located at xx dated xx no damage and repairs have been found."	A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4046386	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$484.63	05/04/2021	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$590.12	10.100%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2010	$71,562.72	Not Applicable	2.000%	$266.68	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures
Right of Rescission
Notice of Servicing Transfer
Origination Appraisal
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Loan Program Info Disclosure	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "The subject mortgage was originated on xx. However, as per the updated title dated 7/27/2018, prior mortgage is active in the amount of xx. No release document was found in the loan file stating the mortgage has been released.
However, the HUD-1/Settlement statement is missing from the loan file. Also, Scheduled B of short form title policy does not reflect any exception for prior mortgage or liens.
The subject mortgage is not at risk by the prior unreleased lien. Possible title claim can be filed."
* Payment history is incomplete/ missing (Lvl 3)     "Payment history is available from 5/2/2019 to 12/28/2019, 2/28/2020 to 12/31/2020 and from 2/4/2021 to 4/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 1/1/2020 to 1/31/2020 and 1/1/2021 to 1/31/2021."
* Deceased Borrower(s) (Lvl 3)     "Collection comment dated 3/8/2018 state that co-borrower xx deceased. Comment dated 5/15/2018shows that borrower 2 has been passed away on xx.
As per document located at# xx, shows that the xx has been deceased on xx."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "Subject mortgage is ate second line level position as updated title report dated 7/27/2018 shows, there is a senior mortgage open against the subject property in the favor of xx and in the amount of xx which was originated on xx.
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Missing Required State Disclosures (Lvl 2) "Following state disclosure are missing from the loan file which are require in Georgia State:
Waiver of Borrowers Rightsand Closing Attorney Affidavit (not required by law but provided as a matter of custom)
Disclosure of Additional Fees"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Service Transfer disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business form disclosure is missing from the loan file."
* Issue with the legal description or recorded instrument (Lvl 2)     "As per updated title report dated 7/27/2018 state that, warranty deed dated on 5/XX/199 shows borrower name spelled xx, ; however on the recorded subject mortgage the spelled shows for the borrower xx."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Property Damge (Lvl 2)     "Comment dated 6/12/2018 shows that damages property referral has been received. No further details have been found as we have collection comments as of 6/12/2018.
According latest exterior BPO report located at# x dated xx the subject property was occupied and the property was in average condition. No damages and estimated repairs have been noted."
																																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34762149	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,146.05	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$720.39	6.250%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Notice of Servicing Transfer Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Affiliated Business Disclosure Credit Application Origination Appraisal	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 6/30/2020, the property had damages due to “Wind /Hail” on 12/16/2019 & the loss amount is $11,544.81. The borrower had filed insurance claim in the xx. The final loss draft check #xx was received in the amount of $11,544.81 on 6/25/2020. No comments have been found which stated that the repairs are started. Hence, unable to confirm the current repair status."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD 1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Florida" state and this state requires 3 disclosures and all are missing from the loan file as follows.
1) Anti-Coercion Notice.
2) Radon Gas Disclosure
3) Insurance Sales Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		D	D									Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,544.81	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57077829	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,150.94	05/28/2021	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,482.84	5.900%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2010	$236,289.90	Not Applicable	2.900%	$1,118.47	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement
Origination Appraisal
Title Policy
Missing Required State Disclosures
Final Truth in Lending Discl.
Notice of Servicing Transfer
Affiliated Business Disclosure
Credit Application
Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comments dated 9/18/2020, the borrower is in covid-19 forbearance plan."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/17/2019 to 6/29/2019, from 10/22/2019 to 10/23/2019, from 1/7/2020 to 3/31/2020, from 5/14/2020 to 2/25/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 9/30/2019, from 11/1/2019 to 12/31/2019 and from 4/1/2020 to 4/30/2020 and from 3/1/2021 to 4/30/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization are available in the loan file."
* Title policy missing (Lvl 3) "Final title policy at origination is missing from loan file; however, preliminary title policy is available in the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at CA state.
Following state disclosure is missing from the loan file. :-
1) Impound Account Disclosure.
2) Cosigner Notice.
3) Hazard Insurance Disclosure.
4) Insurer RecommendationDisclosure.
5) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Acct Disclosure is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	64317287	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$5,952.18	05/31/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,397.47	6.375%	360	360	xx	xx	$26,654.34	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Servicing comment is available from 6/17/2017 to 6/13/2018. however, we required latest 24 months servicing comment. Servicing comment is missing from 7/1/2016 to 5/30/2017."	* Settlement date is different from note date (Lvl 2) "According to note loan was originated on xx. however, final HUD-1 shows settlement date as xxwhich is different from note date."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at WA state.
Following state disclosure is missing from the loan file. :-
1) Construction Lien Disclosure.
2) Mortgage Loan Servicing Disclosure.
3) Choice of Insurance Notice"
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete. Currently the assignment is with xx which was recorded on 5/14/2015; however, current assignment should be with xx."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17913314	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	xx	$0.00	$5,202.82	05/07/2021	Unavailable	Unavailable	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,576.67	7.450%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/22/2009	$217,644.59	Not Applicable	7.750%	$1,405.62	xx	Financial Hardship	xx	xx	xx	xx	Credit Application HUD-1 Closing Statement Loan Program Info Disclosure Affiliated Business Disclosure Right of Rescission Document Showing a Index Numerical Value Notice of Servicing Transfer Origination Appraisal Final Truth in Lending Discl.	xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Appraisal report is missing from the loan file, however, tape shows property type as manufactured home. Alta-7 endorsement is not available along with title policy. Available BPO report dated xx located at xx shows the subject property type is manufactured loan.
There is no tax certificate or assessment information available along with updated title report dated 7/25/2018; however, there are two mobile home real estate exercise tax affidavits recorded on 2/3/2005 and 9/29/2005 showing title transfer of mobile home concluding the subject property is mobile home. Available mobile home real estate excise tax report xx,  subject property is mobile home and not affixed to permanent foundation system. The VIN#/Serial# number is not mentioned on the legal description of subject mortgage."
* The property has unrepaired damages (Lvl 4)     "Update: The servicing comment a dated 5/10/2019 states that the  subject property had water damage and approximate claim amount in the amount of $10,001.00. No further details have been found regarding same."
* Property Damage (Lvl 4)     "As per collection comment the subject property was damaged in roof due to the hazard. The borrower had filed the claim with the insurance company. Comment dated 1/2/2018 the claim has been classified and monitored. Comment dated 5/4/2018, the review of COL Water on DOL 11/15/2016 and it has been fully verified. The borrower stated that he has been unable to get in contact with insurance company and have contractor.
As per BPO report dated 6/14/2018 located at xx the subject is considered to be in average condition and suffers from typical depreciation of a structure of this age also states that roof damage. Estimated cost of roof repairs is in the amount of $45,000.
There is no latest comment which states that the subject property has been repaired.

Update: The servicing comment a dated 5/10/2019 states that the  subject property had water damage and approximate claim amount in the amount of $10,001.00. No further details have been found regarding same."
* Title Review shows major title concern (Lvl 4)     "According to updated title report dated 07/25/2018, there is HOA/COA lien open against the subject property in the amount of $1,205.00 which was recorded on 07/24/2009 in favor of xx
The subject property is located in WA State which is super lien state.
There is risk of property to be getting foreclosed due to unpaid lien. This can be cured by paying off this lien with interest and late fees (if any)."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "The subject mortgage went on lower lien position. As there is HOA/COA lien open against the subject property in the amount of $1,205.00 which was recorded on 07/24/2009 in favor of xx."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 2/1/2021, the borrower’s income impacted by covid-19 pandemic and the borrower is in a covid-19 forbearance plan. No further details have been found regarding same."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Neither estimated HUD-1 nor Itemization are available in loan file."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description of statutory warranty deed (recorded on xx) is inconsistence with legal mentioned on mortgage (recorded on xx)
The legal mentioned on statutory warranty deed  as xx as shown on that certain survey of a portion of xx, however, the legal mention on recorded mortgage as xx, according to the large lot subdivision recorded in xx.
It can be cured by re-recording the mortgage with correct legal."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/10/2019 to 07/08/2019 and 10/11/2019 to 10/11/2019 and 12/04/2019 to 12/04/2019 and 02/28/2020 to 03/30/2020 and 06/15/2020 and 04/06/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 08/01/2019 to 09/30/2019 and 11/01/2019 to 11/30/2019 and 01/01/2020 to 01/31/2020 and 04/01/2020 to 05/31/2020."	* Title shows an assignment chain break (Lvl 2) "As per updated title report dated 07/25/2018, the chain of assignment has not been completed, as currently the assignment is with xx."
* Application Missing (Lvl 2)     "Final 1003 is missing from loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "Review of updated title report dated 07/25/2018, shows one IRS lien against the borrower XXXX in amount of $$34,937.47 which is recorded on 04/25/2017 in favor of Department of the Treasury - Internal Revenue Service."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule D of voluntary petition dated 11/30/2012 shows that the amount of claim without deducting value of collateral is $210,321.00 and the value of collateral that supports this claim that is $150,000.00; however, unsecured portion remains in the amount of $60,321.00. The collection comments do not reflects any cram down comment."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing from loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,001.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47531881	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,748.65	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,290.39	10.250%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2011	$164,536.63	Not Applicable	7.125%	$1,203.65	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission
Notice of Servicing Transfer
Final Truth in Lending Discl.
Loan Program Info Disclosure
HUD-1 Closing Statement
Affiliated Business Disclosure
Initial Escrow Acct Disclosure
Origination Appraisal
Missing Required State Disclosures
Credit Application	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified on 10/01/2011 located at “xx”. However, we do not have recorded copy of MOD, Hence, unable to confirm whether the MOD was recorded in correct County or not."	* Property is Vacant (Lvl 3) "According to the collection comment dated 12/11/2017, the subject property is reported as vacant. However; the latest exterior BPO report dated 04/04/2018, located at "xx" shows the subject property is occupied by owner."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The final HUD 1 is missing from the loan file. Also, neither Estimated HUD-1 nor itemization is available."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 3) "Review of updated title report dated 07/26/2018 shows, three IRS/Federal Tax liens against the borrower in the combined amount of $200,728.27 held by “xx” which were recorded on xx respectively. The total amount of liens is greater than the loan amount."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "According to the collection comment dated 09/12/2017, the customer reported disaster impact and shows the property has damaged due to hurricane. According to the collection comment dated 12/06/2017, the damaged property referral received. Also the collection comment dated 06/04/2018 shows, the property has a problem occurred due to Houston hurricane. However; the latest BPO report dated 04/04/2018, located at XXXX shows, the subject property is occupied and is in n good condition. Further information regarding the same is not available in the collection comments."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan program disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Texas" state and following disclosures are required which are missing from the loan file.
1) TX Loan Agreement Notice.
2) Commitment Requirement/Anti-Tying.
3) Choice of Insurance Notice.
4) Collateral Protection Insurance Disclosure.
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?.
6) Insurance Solicitation/Post Commitment Requirement."
																																																																																																								* Application Missing (Lvl 2) "The final application is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47233729	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$783.87	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$943.66	7.650%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/15/2010	$153,383.27	Not Applicable	4.500%	$575.19	xx	Financial Hardship	xx	xx	xx	xx	Loan Program Info Disclosure
Notice of Servicing Transfer
Final Truth in Lending Discl.
Origination Appraisal
Credit Application
Right of Rescission
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $36,477.15."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. And estimated HUD-1/Fee itemization/GFE are also not available in the loan file."	* Issue with the legal description or recorded instrument (Lvl 2) "According to the updated title report dated 7/23/2018, the Warranty deed dated xx"."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value, because supportive documents are missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia State. The following state disclosures are missing in the loan files.
Choice of Settlement Agent Disclosure
																																																																																																								Copy of Appraisal or Statement of Appraised Value"	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to a review of the payment history as of 4/12/2021, the borrower is current with the loan and the next due date for the regular payment is 5/15/2021. The last payment was received on 4/15/2021 total in the amount of PITI for the amount of $1,385.55 which includes P&I $1,180.36, which was applied for the due date of 4/XX/2021. The UPB reflected in the latest payment history is in the amount of $120,678.15."	D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70225390	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$710.20	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$441.05	6.750%	360	360	xx	xx	Unavailable	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Initial Escrow Acct Disclosure Missing Required State Disclosures Final Truth in Lending Discl. Loan Program Info Disclosure HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Credit Application Affiliated Business Disclosure	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization are available in the loan file.""	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "Chain of Assignment is incomplete.  No assignment was shown as per the updated title report. Missing assignment to xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value unable to confirmed from the loan file."
* Missing Required State Disclosures (Lvl 2)     "Subject property is located at OH state.
Following state disclosure is missing from the loan file. :-
1) Equal Credit Availability Notice.
2) Insurance Tying Disclosure.
3) Non-Deposit Insurance Disclosure"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form Disclosure is missing from the loan file."
* The property has unrepaired damages (Lvl 2)     "According to latest exterior BPO (xx) dated 1/30/2018, subject property is damage. The nature of damage is painting and foundation. There are needs   painted and wood sanded repair in the amount of $200.00, needs foundation concrete repair in the amount of $800.00."
																																																																																																								* Property Damage (Lvl 2) "According to latest exterior BPO (xx) dated 1/30/2018, subject property is damage. The nature of damage is painting and foundation. There are needs painted and wood sanded repair in the amount of $200.00, needs foundation concrete repair in the amount of $800.00."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52483905	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,470.20	05/17/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,259.67	5.875%	360	360	xx	xx	$43,009.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Affiliated Business Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 5/1/2020, the borrower has lost his job due to covid-19. No other evidence has been found."	* Comment history is incomplete (Lvl 3) "Comment history available from 03/17/2017 to 06/13/2018. However, we require the latest 24 months comment history. Comment history is missing from 07/01/2016 to 05/31/2017."
* Issue with the legal description or recorded instrument (Lvl 3)     "The assignment of mortgage with the instrument #xx was not executed by the assignor xx and also, the Notary page was not available with the assignment."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrowers."	* Missing Required Disclosures (Lvl 2) "The list of Service Providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of California. The following required State Disclosure is missing in the loan file.
1.Impound Account Disclosure
2.Cosigner Notice
3.Private Mortgage Insurance Disclosure
4.Earthquake Disclosure forCondominiums
5.Hazard Insurance Disclosure
6.Insurer RecommendationDisclosure
7.CA Fair Lending Notice
8.Anti-Tying Disclosure
9.Privacy Notice
10.Notice of Right to Copy of Appraisal
11.Application for Credit-Married Persons
12.Fair Debt Collection Notice
13.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per Note, note date is xx. However, as per the HUD-1, settlement date is xxand ROR reflects transaction date as xx. Hence, ROR transaction date is not consistent with Note and HUD-1."
* Title shows an assignment chain break (Lvl 2)     "The Chain of assignment of mortgage has not been completed. The last assignment was from xx."
* Settlement date is different from note date (Lvl 2)     "As per Note, note date is xx. However, as per final HUD-1, the settlement date is xx."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49788162	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$755.30	05/03/2021	xx	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.71	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$22,580.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2015	$111,748.77	Not Applicable	4.000%	$466.12	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 8/6/2020, the borrower’s income is impacted by the covid. Borrower stated that working hours were cut and he is currently working part time."
* Recent Foreclosure Sale - Need Update (Lvl 4)     "The loan is in foreclosure. As per available collection comments, the foreclosure was initiated on loan. The foreclosure was referred to attorney on 08/7/2017. The complaint was filed on 03/XX/2016 with xx1. The Final judgment was entered on xx. As per final judgment the sale date was scheduled for 09/17/2018. The borrower was looking for modification but,the modification was denied as the payment reduction was not met. No bankruptcy activity has been found. The borrower is not making the payments regularly. The borrower is delinquent for more than 120 days. The last payment received date is not provided. The next payment is due for 09/1/2015. The current P&I is $466.12 and current rate is 4.00%. No further information available in the loan file regarding FC proceedings."
* Recent foreclosure sale/ sale is scheduled within 120 days of review date (Lvl 4) "The loan is in foreclosure. As per available collection comments, the foreclosure was initiated on loan. The foreclosure was referred to attorney on 08/7/2017. The complaint was filed on 03/31/2016 with xx. The Final judgment was entered on xx. As per final judgment the sale date was scheduled for xx	* Missing Required State Disclosures (Lvl 2) "The subject property is located in FL state, however required state disclosure missing from loan file.
1.Radon Gas Disclosure.
2.Title Insurance Disclosure.
3.Insurance Sales Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan file."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from loan file."		A	B	Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	16704762	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$8,862.00	05/25/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,130.07	7.120%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	19.687%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	3.000%	$1,251.18	xx	Unavailable	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures Title Policy Modification	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage in on second lien position as there is a senior mortgage in the amount of $453,000.00.
The subject mortgage was originated on 11/7/2002 and recorded on 11/13/2002."
* The property has unrepaired damages (Lvl 4)     "As per the comment dated 4/19/2021, the property loss was reported on 2/18/2021and the check was received from the insurance company xx. The check was received on 4/2/2021 with xx for the amount of $10,672.99; however, unable to determine the cause of loss and total estimated loss amount from the latest 24 months of collection comments. Also, no comments have been found regarding the repairs have been completed."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the comment dated 3/26/2020, the borrower’s income was impacted due to the COVID-19. No further details have been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "This is a conventional fixed rate mortgage with P&I of $3,130.07 with the rate of interest  7.12000 % and a maturity date of 12/1/2022. The P&I as per latest payment history is the $1,251.18 and rate of interest is 3.000%however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per the payment change notice from xx. On 10/1/2017 marks the anniversary of the completion of the loan modification. Per the terms, the rate was supposed to be changed to 3% effective 10/1/2017.  The new monthly payment of $10/1/2017 was to be adjusted from 10/1/2017. The current payment history also shows borrower is making payments as per the above said modified terms.
It seems the loan was modified, however, the modification agreement is missing from the loan file.

Updated comment:
As per the review of the servicing comments, the loan was modified on 5/1/2020; however, the loan modification is missing from the loan file.
As per the comment dated 1/6/2020, the borrower was approved for the 3 months of TPP which was stared on 1/6/2020 and it was completed on 4/11/2020. The comment dated 4/20/2020 reveals that the modification's first payment was started on 5/1/2020 per the comment with the UPB of $378,535.41."
* Title Review shows major title concern (Lvl 4)     "The subject mortgage was originated on 11/7/2002 and recorded on 11/13/2002.
The updated title dated 7/30/2018 shows there is an active mortgage prior to the subject Mortgage, in the favor of xx for xx recorded on 10/24/2002 for the amount of $453,000.00. Final HUD-1 shows payoff to xx for xx in the amount of $455,181.28. Final title policy is missing from the loan file; however, available title commitment shows above said senior mortgage as un-insured unless and until it will be satisfy. Policy shows above said senior mortgage should satisfy. However, updated title shows above said senior mortgage as still open and also, there is no release or satisfaction document was found in the loan document stating the prior mortgage has been released."	* Title policy missing (Lvl 3) "Final TPOL is missing from the loan file. The values are updated as per the commitment located at "xx"."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per the review of the updated title report, There are 8 IRS liens in the total amount of XXXX which were recorded on different dates."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The following disclosure is missing from the loan file, TX Loan Agreement Notice, Commitment Requirement/Anti-Tying, TILA Disclosures in Spanish, Home Equity Consumer Disclosure, Home Equity Loan Interest and Fees Preclosing Disclosure, Home Equity Loan Copies of Documents, Home Equity Loan Rescission Notice, Fair Market Value of Homestead Property Acknowledgment, Home Equity Loan Notice of Address for Borrower Notification of Violation, Choice of Insurance Notice, Collateral Protection Insurance Disclosure, Non-Deposit Investment Product Disclosure Are there any promotional materials?, and Insurance Solicitation/Post Commitment Requirement."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "As per the review of the updated title report, the chain of assignment has not been completed. Currently, the mortgage is with xx."
																																																																																																								* Property Damage (Lvl 2) "As per the comments, the property had damages due to the hurricane. The estimated cost of repairs is not mentioned. There are no comments found stating these damages have been repaired. However, as per the inspection report dated 6/3/2018, the property is owner-occupied. No damages and repairs have been found. The As- is listed price is $630,00.00."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90769015	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$579.15	05/05/2021	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$667.99	8.300%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Dicsloures Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "Legal Description mentioned on Deed is not matching with legal description mentioned on the recorded Mortgage.
A part of Legal mentioned on the deed is,"xx"  This part of Legal is missing from the recorded Mortgage.
A part of the legal description of the Mortgage instrument and deeds doesn't match. This could be cured through reformation."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 11/19/2019 to 4/5/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2019 to 10/30/2019."	* Missing Required Disclosures (Lvl 2) "List Of Service Providers disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Account Disclosure is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "Updated title reported dated 7/26/2018 shows chain of assignment is incomplete, the current assignee is “xx"
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2.Anti-Tying Disclosure
																																																																																																								3.Financial Institution Choice of Insurance Disclosure"		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45129453	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,076.77	05/11/2021	xx	No	Borrower is Contesting Foreclosure	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$962.82	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	26.982%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/02/2011	$147,023.18	Not Applicable	5.000%	$979.88	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed TILA Finance Charge Test:. This loan failed TILA APR Test."
* Loan has been determined to have an unsecured debt (Lvl 2)     "As per the schedule D of voluntary petition filed on 8/7/2014, the amount of claim without deducting the value of collateral is $141350, the value of collateral is $140,000 and the unsecured portion is in the amount of $1350.

Update:
As per the review of available servicing comments, the bankruptcy case was discharged on 9/26/2018."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA Finance Charge Test: Loan Data 208,948.34 Comparison Data $211,668.44 Variance -$2,720.10. This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $211,668.44. The disclosed finance charge of $208,948.34 is not considered accurate because it is understated by more than $100. This loan failed TILA APR Test: Loan Data 7.502% Comparison Data 7.708% Variance -0.206%. This loan failed the TILA APR test. The annual percentage rate (APR) is 7.708%. The disclosed APR of 7.502% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "As per the updated title report dated 7/25/2018, the chain of the assignment has not been completed. There is a break in assignment from xx by merger to xx.which was recorded on 05/11/2017. However, the missing assignment is to xx."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in SC. The following require state disclosure is missing from the loan file. Agent Preference Disclosure. Casualty Insurance Disclosure. Manufactured Home Loan  Disclosures."
* Missing Required Disclosures (Lvl 2)     "List of service Providers is missing from the loan file."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing Transfer Document is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57922147	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$6,508.25	05/04/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,598.58	10.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2012	$383,531.23	Not Applicable	5.000%	$2,095.09	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Mortgage Insurance HUD-1 Closing Statement Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "Updated title report dated on 7/25/2018 states that there is xx violations against the subject borrower in the amount of $4520.00 which was recorded on 1/1/2017 and filed by xx. The subject property is in NY states. There can be possibility of foreclosure due to this unpaid non mortgage lien."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "The comment history dated 5/8/2020 shows that the borrower is out of work due to covid 19. The borrower is on covid forbearance plan."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject mortgage is at second lien position as updated title report 7/25/2018 states that there is xx violations against the subject borrower in the amount of $4520.00 which was recorded on 1/1/2017 and filed by xx. The subject property is in NY states."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 present in the loan file; however some point and fees are hand written."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan files"
* MI, FHA or MIC missing and required (Lvl 2)     "LTV is 100.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "Updated title report dated on 7/25/2018 states that the chain of the assignment is not complete, currently, the subject mortgage was transferred to xx
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from loan files"
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosures are missing from the loan file.
NY Consumer Credit Disclosure / Fair Credit Reporting Notice
NY Interest Rate Disclosure
NY Hazard Insurance  Disclosure
Tax Escrow Account Designation
Mortgage Bankers and Exempt Organizations Preapplication
Co-Signer Notice Requirements
Default Warning Notice
Commitment Disclosure
Lock-in Disclosure
Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan files"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""		B	B	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	64425897	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$5,470.03	$7,894.80	05/04/2021	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,771.14	5.500%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	$84,750.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2011	$261,015.33	Not Applicable	4.125%	$1,111.26	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Notice of Servicing Transfer Initial Escrow Acct Disclosure	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Available copy of Final HUD-1 is not signed by the borrower."
* Title Review shows outstanding delinquent taxes (Lvl 3)     "According to updated title report dated 7/26/2018, the county 2nd installment taxes for the year 2016 to 2017 are delinquent in the amount of $5,470.03 which were due on 4/10/2017."
* Comment history is incomplete (Lvl 3) "Collection comments are available from 11/15/2016 to 07/30/2018 which are incomplete, as we required for latest 24 months. Collection comments are missing from 8/1/2016 to 11/14/2016."	* Title shows an assignment chain break (Lvl 2) "According to updated title report dated 7/26/2018, the chain of assignment is incomplete as there is break in mortgage assignment from xx."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR transaction dated is 6/14/2003."
* Missing Required State Disclosures (Lvl 2)     "Following state disclosure are missing from the loan file which are required in California state: Impound Account Disclosure Private Mortgage Insurance Disclosure Hazard Insurance Disclosure Insurer RecommendationDisclosure Anti-Tying Disclosure Privacy Notice Application for Credit-Married Persons Fair Debt Collection Notice Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing Transfer Document is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD-1 Settlement date xx which is later than the Note date."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "The loan is currently delinquent for more than 36 months. The subject property is located in state of “California” which has SOL period of 4 years. According to the payment history as of 5/4/2021, the borrower is current with the loan and the next due date for the payment is 6/1/2021. The last payment was received on 5/4/2021 in the amount of $983.22 which was applied for 5/1/2021. The current UPB reflected as per the payment history is in the amount of $255235.95.
As per collection comment dated 8/26/2019 the foreclosure was initiated. The file was referred to attorney on 8/XX/2019. The sale date set for 6/XX/2020. However no further details have been found.
As per collection comment dated 8/XX/2019 the borrower had filed for bankruptcy under XXXXwith the case # is xx The SOL Period was expired."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1640825	xx	xx	xx	561-692	21913	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$506.87	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.49	11.400%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$65,567.67	$10,617.22	4.125%	$279.15	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure Credit Application Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $567.49 with the rate of interest 11.40000 % and a maturity date of 9/1/2013. The P&I as per payment history tape data is the $272.94 and PITI is $603.91 and unable to determine the rate of .However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Comment history is incomplete (Lvl 3) "The comment history is available from 7/5/2017 to 7/30/2018. However, we require latest 24 months comment history. The comment history is missing from 08/01/2016 to 07/04/2017."
* Deceased Borrower(s) (Lvl 3) "As per Death certificate located at "xx", the borrower was deceased on xx. No probate information is available."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the South Carolina state. The following state disclosures are missing from the loan file:
1.Agent Preference Disclosure
2.Casualty Insurance Disclosure
3.Manufactured Home Loan  Disclosures"
* Property Address on HUD incorrect (Lvl 2)     "There is mismatch in property address on HUD-1 and Mortgage. The property address on HUD-1 and Mortgage is given as "xx". The property address on Mod, Appraisal, Tax Search Report is given as "xx". The Parcel# is matching on all documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data $94,159.33 Comparison Data $94,474.37 Variance -$315.04

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data $94,159.33 Comparison Data $94,474.37 Variance -$315.04"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "Final application along with transmittal is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "The Final TIL was not hand dated by the borrower."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57757586	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,505.33	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$897.45	8.850%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2010	$122,591.32	Not Applicable	2.000%	$649.08	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Title Policy Missing Required State Disclosures Initial Escrow Acct Disclosure Credit Application	xx	3: Curable	* Title policy missing (Lvl 3) "The final title policy is missing from the loan file. However, the commitment is available which is located at 'xx."
* Lost Note Affidavit (Lvl 3)     "Lost Note Affidavit found in the loan at (xx) stating that Original Note has been lost. However, a Copy of Note found in the loan file."
* Comment history is incomplete (Lvl 3) "The collection comments are available from 7/3/2017 to 7/30/2018. The latest 24 months collection comments are required. The comments are missing from 8/1/2016 to 6/30/2017."	* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD1 is xx."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The settlement date as per HUD1 is 7/XX/1997 and the Note date is 8/XX/1997. However, the ROR transaction date is 7/29/1997 which is not consistent with Note and HUD-1."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: Fail, Loan Data: $217,205.32, Comparison Data: $217,742.65, Variance: -$537.33.

TILA Foreclosure Rescission Finance Charge Test:  Fail, Loan Data: $217,205.32, Comparison Data: $217,742.65, Variance: -$537.33.

TILA APR Test: Fail, Loan Data: 9.510%, Comparison Data: 9.652%, Variance: -0.142%."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) FAIL
The finance charge is $217,742.65. The disclosed finance charge of $217,205.32 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: Fail, Loan Data: $217,205.32, Comparison Data: $217,742.65, Variance: -$537.33.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $217,742.65. The disclosed finance charge of $217,205.32 is not considered accurate for purposes of rescission because it is understated by more than $35.
TILA Foreclosure Rescission Finance Charge Test:  Fail, Loan Data: $217,205.32, Comparison Data: $217,742.65, Variance: -$537.33.

This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 9.652%. The disclosed APR of 9.510% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: Fail, Loan Data: 9.510%, Comparison Data: 9.652%, Variance: -0.142%.

This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 4/30/2021, the UPB reflected is in the amount of $56,921.26 which is less than the tape balance of $77,260.64."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland. The following state disclosures are missing from the loan file.
Affidavit of Consideration.
Affidavit of Disbursement.
First Time Buyers Affidavit.
Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure.
Balloon Payment.
No Escrow Account.
Mandatory Binding Arbitration Disclosures.
Home Buyer Education and Counseling Disclosure."
* Final TIL Date after actual transaction date (Lvl 2)     "The settlement date as per HUD1 is 7/28/1997. However, the final TIL date is 8/2/1997."
* Application Not Signed by All Borrowers (Lvl 2)     "The final 1003 is missing from the loan file. However, the values are updated from the initial 1003 located at XXXX'."
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The Initial Escrow Acct Disclosure is missing from the loan file."
* Application Missing (Lvl 2)     "The final 1003 is missing from the loan file. However, the values are updated from the initial 1003 located at 'XXXX'."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment has not been completed. Currently, the mortgage is with xx."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92543323	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$683.76	05/01/2021	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.41	11.300%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2016	$57,608.23	$8,348.95	7.000%	$444.16	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Right of Rescission Missing Required State Disclosures Initial Escrow Acct Disclosure Notice of Servicing Transfer Loan Program Info Disclosure Mortgage Insurance	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per collection comment dated 7/14/2020, the subject property was damaged due to wind 6/23/2020. The loss draft amount is $20,000.00. The loss draft was received on 7/16/2020 for unknown in the amount of $6667.96 with xx and from xx. However, the subject property is repairs in process on 10/14/2020. No further details have been found."	* Comment history is incomplete (Lvl 3) "Comment history is available from 7/3/2017 to 7/30/2018. However, we require the latest 24 months comment history. Comment history is missing from 8/1/2016 to 6/30/2017."
* Variation in Parcel number(APN#) (Lvl 3)     "There is variation in parcel # mentioned on tax certificate, and appraisal report.
According to tax certificate, the Parcel # is xx; however, according to the appraisal report the parcel#xx."
* Incorrect Property address on Note Document. (Lvl 3) "As per the note, final title policy, recorded mortgage and AOM the property address shows "xx"; however, tax certificate and updated title report shows address is "xx". The legal description is same in mortgage and warranty deed."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index numerical value is unavailable as the supportive documents such as Loan program disclosure/Rate lock agreement/Closing instruction are missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosure is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia State. The following state disclosures are missing from the loan file.
1.Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2.Disclosure of Additional Fees"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "LTV is 85.00% which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61465466	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$5,430.82	Unavailable	Unavailable	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$5,090.66	5.625%	348	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Credit Application	xx	2: Acceptable with Warnings	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "According to the updated title report dated 7/30/2018 there is break in chain of assignment as the assignment is needed from xx"
* Describe the BK payment plan (Lvl 2)     "The comment dated 11/1/2016 state that per BK cram down, loan is to be escrowed at a monthly amount of $1,050.24. Converted all line items back to escrow status. Escrow payment of $1,050.24 added back to loan per terms of the chapter 11 plan all arrearage was removed as it was not recoverable.
The borrower had filed bankruptcy on xx under chapter 11. The plan was confirmed on 8/5/2014 and according to the plan the value of collateral is xx and the amount of class 4 allowed secured claim is $597,141.00 consisting of principal, late charges, escrow shortage, more particularly, the plan provides for the payment of xx class 4 allowed secured claim, in full, with interest at the contractual rate of 5.625%, in deferred monthly installments in the amount of $6,194.92. The POC was filed on 9/9/2013 which shows amount of claim $522,044.99 and the arrearage is $185,363.63. According to the order entered on 5/2/2017 motion of debtor to Administratively close individual ch#11 case was hereby granted and the case was closed without discharge. Amended schedules filed on 12/10/2013 did not reflect the unsecured portion. As the latest payment history reflects UPB in the amount of $317,693.66. No any details have been found regarding cram down."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana State. The following required state disclosures are missing from the loan file.
1.Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2.Anti-Tying Disclosure
3.Financial Institution Choice of Insurance Disclosure"
* Missing Required Disclosures (Lvl 2)     "The list of service provider document is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final application is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62288269	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$940.69	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$918.98	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Yes	xx	xx	35.000%	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	27.264%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/05/2011	$149,530.03	$53,230.03	3.000%	$344.74	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Affiliated Business Disclosure	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows that the amount of secured claim without deducting the value of collateral xx and the value of collateral that supports this claim is xx; however, the unsecured portion is $85,750.00."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in GA state and the required Disclosure of Additional Fees is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of servicing provider is missing from the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "According to the updated title report dated 7/27/2018 there is one IRS lien against the borrower in the amount of $75,735.33 in favor of xx which was recorded on 9/18/2017."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57008559	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,633.54	04/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$898.38	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Yes	xx	xx	25.000%	Not Applicable	xx	PUD	xx	xx	Secondary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/6/2019 to 1/19/2021, from 3/11/2021 to 4/12/2021. However, we require a complete 24 months latest payment history. The comment history is missing from 2/1/2021 to 2/28/2021."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $15,341.19 out of total claim in the amount of $125,341.19 (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is xxx."
* Issue with the legal description or recorded instrument (Lvl 3)     "According to updated title report from ProTitle USA dated 07/27/2018, the recorded copy of the vesting deed through which the subject property was transfer to borrower is not available. However, the unrecorded copy, Instrument number of recorded copy and recording date of the vesting deed is available in the updated title report.
This can be cured by providing the recorded copy of vesting deed or by re-recording the vesting deed."	* Title Review shows break in assignment (Lvl 2) "1. There is a gap/break in the chain of assignment of mortgage; the assignment of mortgage is required from "xx"

2. The subject mortgage is initially assigned to xx without nominee."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update: BWR within SOL."
* Describe the BK payment plan (Lvl 2)     "The Debtor, xx filed bankruptcy under chapter 11 with case XXXX. Schedule-D in Voluntary petition shows that there is an unsecured claim amount of $15,341.19 out of total claim in the amount of $125,341.19 (Amount of claim Do not deduct the value of collateral) and the subject value of subject collateral is $110,000.
The POC was filed by the creditor “xx” on 4/8/2014 (Claim 6-1) for the secured claim of $137,261.29 with an arrearage of $15,332.63. According to amended chapter-11 plan (xx)which was filed on xx and the stipulation which was filed on 11/20/2017, the Debtor owns investment property located at xx. xx has a secured claim in the amount of $177,538.73 to be amortized over 30 years at the fixed interest rate of 6.375% per annum. Debtor shall tender regular monthly payments of principal and interest in the amount of $1,107.61 Commencing December 1, 2017 and continuing until November 1, 2047. In particular, the entire loan was re-amortized and the arrears brought current. The stipulation was granted on 5/31/2018; However, this amended plan has not been confirmed by the court yet. The updated payment history provided by xx shows UPB as of 7/XX/2018  is in the amount of $123,687.48 and the same shows next due date for regular payment is 7/1/2013 and the last payment was received on 7/13/2018  for the due date 6/1/2013 in the amount of $898.38."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The payment history reflects, the current unpaid principal balance is in the amount of XXXX
																																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date mentioned on final HUD-1 is xx."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94866262	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,687.03	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$807.85	7.900%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2016	$98,911.14	$37,433.52	2.000%	$186.17	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 11/30/16 shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $34,028.14. There is no information regarding cram down has been found in the bankruptcy case."	* Missing Required Disclosures (Lvl 2) "List of service providers document is missing from the loan file."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. whereas, the assignment assigned to xx is without a nominee. However, the latest assignment of mortgage is with xx."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required Affiliated Business Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in state of Illinois. The following state disclosures are missing in the loan file.
1) IL Collateral Protection Insurance Notice.
2) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner"	B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37530763	xx	xx	561-692	561-146	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,399.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$275.72	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	Yes	xx	xx	30.000%	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/14/2010	$29,056.49	Not Applicable	8.000%	$276.10	xx	Financial Hardship	xx	xx	xx	xx	Affiliated Business Disclosure Notice of Servicing Transfer Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Servicing comments are available from 5/1/2019 to 8/31/2019, 10/1/2019 to 3/31/2020, 5/1/2020 to 6/30/2020, 8/1/2020 to 8/31/2020, 11/1/2020 to 11/30/2020, 2/1/2021 to 2/28/2021, 4/1/2021 to 5/7/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 9/1/2019 to 9/30/2019, 4/1/2020 to 4/30/2020, 7/1/2020 to 7/31/2020, 9/1/2020 to 10/30/2020, 12/1/2020 to 1/31/2021 and 3/1/2021 to 3/31/2021."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated business form is missing from the loan file."
* Loan has been determined to have an unsecured debt (Lvl 2)     "According to voluntary petition schedule D, the amount of secured claim is $29,082.95 and the value of collateral is $24,000.00. Hence, the unsecured portion reflected is in the amount of XXXX No comment regarding cram down has been found. However, the case was discharged on 04/XX/2018 and was terminated on 07/XX/2018."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Michigan state. The following state disclosure are missing from the loan file:
1. MI Borrower's Bill of Rights
2. MI Consumer Caution and Homeownership Counseling Notice
																																																																																																								3. Choice of Insurance Agent"		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32965941	xx	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,030.74	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$476.97	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Missing Required State Disclosures Mortgage Insurance Affiliated Business Disclosure	xx	3: Curable	* The property has unrepaired damages (Lvl 3) "As per collection comments, there was damage or loss to subject property due to wind or water for which borrower has filed claim. As per comment dated 1/18/2018 the amount of loss is $1000.01, date of loss was 12/17/2017, claim number is xx, which was reported by the borrower. As per comment dated 5/13/2017, there is a roof leak and the claim was filed. No evidence found which state the damage has been repaired or insurance claim has been received. Also, no latest BPO is located in the loan file.

Updated Comments:
According to comment dated 3/2/2021, the subject property had damages due to roof. The property needs repairs. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $16,218.00 as an unsecured portion out of claim amount xx. Did not see comments indicating a cram down."	* Title Review shows break in assignment (Lvl 2) "The review of the updated title report dated 7/31/2018, shows that the chain of the assignment has not been completed. The assignment is with xx."
* Missing Required State Disclosures (Lvl 2)     "Placement of Insurance Disclosure, Availability of Title Insurance, TN Consent to Disclosure of Insurance Information, Choice of Agent/insurer, Insurance Solicitation/Post Commitment are missing from loan files."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage Insurance certificate is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50766982	xx	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,088.16	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$598.53	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.257%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	2: Acceptable with Warnings	* Missing Required Disclosures (Lvl 2) "The list of service providers is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan file."
																																																																																																								* Missing Required State Disclosures (Lvl 2) "The subject property is located in Kentucky state. Required state disclosures are missing from the loan file. 1) Fair Housing Notice 2) Homeownership Protection Center Disclosures 3) Notice of Free Choice of Agent or Insurer"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49695271	xx	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$2,381.08	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,460.36	6.842%	360	360	xx	xx	$11,860.09	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Property Damage (Lvl 4) "Collection comment dated 6/1/2018 shows that the property had loss due to water on 4/19/2018 in the amount of $17,723.00. Claim has filed to xx with claim xx. No further details have been found that the repairs are completed or not. No latest BPO report available in the loan file."	* Deceased Borrower(s) (Lvl 3) "The subject borrower xx has been deceased on xx. Death Certificate is located at #xx. Collection comments also support for this. xx is the son of subject borrower and he is represented of subject property through the undivided interest in the property inherited from deceased mother's probate estate (xx)."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "According to the updated title report dated xx
Subject borrower has been deceased on 2/27/2011. As per spousal property order by court dated on 2/XX/2012 and recorded on 8/XX/2016, the subject property was transferred to above said current owner of property."
* Application Missing (Lvl 2)     "Final Application is missing in the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure missing in the loan file."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK is still active. No evidence found in latest comments."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81633961	xx	xx	xx	561-692	561-146	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,987.80	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$978.84	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2016	$111,518.47	$10,710.56	2.000%	$305.27	xx	Financial Hardship	xx	xx	xx	xx	Missing Required State Disclosures Modification	xx	3: Curable	* Water/Sewer Taxes (Lvl 3) "According to the updated title report dated 7/30/2018, there is an active municipal lien against the subject property in the favor of xx for the amount of $7,908.66 which was recorded on xx. The subject property is located in Ohio State. This can be cured by paying off the above unpaid lien along with late charges and accrued interest."
* Comment history is incomplete (Lvl 3)     "The servicing comments are available from 9/28/2016 to 7/23/2018. However, we required complete 24 months servicing comments. The servicing comments are missing from 8/1/2016 to 8/31/2016.  Updated Comment: Servicing comments are available from 6/1/2019 to 10/30/2019, 1/1/2020 to 6/30/2020, 8/1/2020 to 9/30/2020, 2/1/2021 to 4/7/2021. However, we require latest 24 months of collection comments. Servicing comments are missing from 11/1/2019 to 12/31/2019, 7/18/2020 to 7/31/2020 and 10/1/2020 to 1/31/2021."
* Loan appears modified. Mod missing or unexecuted (Lvl 3) "The subject mortgage was originated on xx. The loan has been modified once since origination. The borrower has been making the payments as per the loan modification agreement which was made on xx. However, the modification agreement located at “xx” has a wrong reference of the subject mortgage. The origination date mentioned on the modification agreement is xx."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the discount fee test. The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA. Discount Fee Test: FAIL Loan Data is $3,375.00, Comparison Data is $2,700.00 hence, variance is +$675.00."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test. The finance charge is $223,232.40. The disclosed finance charge of $222,579.40 is not considered accurate because it is understated by more than $100. TILA Finance Charge Test: FAIL Loan Data is $222,579.40, Comparison Data is $223,232.40; hence, variance is -$653.00.   This loan failed the TILA foreclosure rescission finance charge test.  The finance charge is $223,232.40. The disclosed finance charge of $222,579.40 is not considered accurate for purposes of rescission because it is understated by more than $35. Foreclosure Rescission Finance Charge Test: FAIL Loan Data is $222,579.40, Comparison Data is $223,232.40; hence, variance is -$653.00."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $1,000 as unsecured portion out of claim amount $111,000.00. The value of collateral for the claim is $110,000.00. Did no see comment indicating cram down."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Ohio State. The following required state disclosures are missing from the loan file. 1.Equal Credit Availability Notice 2.Insurance Tying Disclosure 3.Non-Deposit Insurance Disclosure"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "BK is still active. No evidence found in latest comments."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the discount fee test.  This loan failed the TILA finance charge test. This loan failed the TILA foreclosure rescission finance charge test."
																																																																																																								* Property Damage (Lvl 2) "According to the inspection report dated 8/28/2014 located at “XXXX”, the siding of the subject property needs to be trimmed and the amount required to repair was $1,000. Also, the hardship dated 3/11/2016 located at “XXXX” shows that the borrower has spent $15,000 to repair the roof of the subject property. The latest BPO report is not available in the loan file to determine the current condition on the subject property."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89600179	xx	xx	xx	561-692	561-146	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,418.51	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$669.63	8.080%	360	360	xx	xx	$48,788.75	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/23/2014	$90,371.90	Not Applicable	8.080%	$706.78	xx	Financial Hardship	xx	xx	xx	xx	Initial Escrow Acct Disclosure Missing Required State Disclosures	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "“The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified on 5/XX/2014. However, we do not have recorded copy of MOD. Hence, unable to confirm whether the MOD was recorded in correct County or not.”"
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/30/2020, the borrower has not been working due to covid-19."	* Issue with the legal description or recorded instrument (Lvl 3) "The subject mortgage was originated on xx. According to updated title report dated 7/27/2018, the assignment of mortgage made on xx has incorrect mortgage instrument # reference. The mortgage has instrument # as xx. However, the assignment of mortgage showing mortgage instrument # as xx. This can be cure by re-recording of assignment with correct mortgage document reference."
* Comment history is incomplete (Lvl 3) "Comment history available from 09/28/2016 to 07/17/2018. However, we require the latest 24 months comment history. Comment history missing from 08/01/2016 to 08/31/2016."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK is not active.

Update:
As per comment dated 3/31/2021, the order of discharge was received."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "The list of Service providers is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The property is located in state of Texas. The following required State Disclosure is missing in the loan file. 1.TX Loan Agreement Notice 2.Commitment Requirement/Anti-Tying 3.TILA Disclosures in Spanish 4.Home Equity Consumer Disclosure 5.Home Equity Loan Interest and Fees Preclosing Disclosure   6.Home Equity Loan Copies of Documents 7.Home Equity Loan Rescission Notice 8.Fair Market Value of Homestead Property Acknowledgment 9.Home Equity Loan Notice of Address for Borrower Notification of Violation 10.Choice of Insurance Notice 11.Collateral Protection Insurance Disclosure 12.Non-Deposit Investment Product Disclosure Are there any promotional materials? 13.Insurance Solicitation/Post Commitment Requirement 14.Construction Loan Disclosure"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19185943	xx	xx	xx	561-692	561-146	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,205.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$544.22	7.925%	360	360	xx	xx	$6,541.16	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition dated xx shows amount of claim without deducting value of collateral is xx and value of collateral is xx however unsecured portion remained as $7,448.15. Collection comments does not show any cram down."	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form disclosure is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "The compliance ease TILA failed for: TILA Finance Charge Test, Result-FAIL, Loan Data-$123,056.74,Comparison Data- $123,383.99, Variance-  -$327.25"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois state. The state disclosure missing from loan file are: IL Collateral Protection Insurance Notice, Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance ease test failed for: TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test."
																																																																																																								* Missing Required Disclosures (Lvl 2) "List of service provider is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56566613	xx	xx		561-692	12577	xx	xx	xx	xx	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$2,500.18	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$495.73	4.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	$20,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/15/2013	$77,412.63	Not Applicable	4.990%	$372.77	xx	Financial Hardship	xx	xx	xx	xx		xx	1: Acceptable					A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97047714	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$10,132.57	05/03/2021	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,822.83	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$150,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 3/18/2020, the borrower income has been impacted by Covid-19. Borrower asked for assistance due to Covid-19. No further details have been found."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 3) "Updated Comment:
The payment history dated as of 5/7/2021 reveals that the borrower is current with loan. The payment next due date is 6/1/2021. The last payment was received on 5/3/2021 in the amount of $2,538.49 and it was applied for the due date of 5/1/2021. The current P&I is $1,474.23. The current unpaid principal balance reflects in the amount of XXXX
* Deceased Borrower(s) (Lvl 3) "As per servicing comment available on 1/7/2016, there was a death of borrower however, there are no further comments available in the file that confirm the reason for death and borrower name and also missing death certificate from the loan file."	* Property Damage (Lvl 2) "As per servicing comment dated 7/9/2013 shows that the loan is in active loss mitigation and home owner stated on 7/8/2013 that they want the repairs done. Comment dated 7/8/2013 shows, that the home owner is doing repair and is not going through short sale either. No further information available about the damage or repairs been made and by whom. No repair cost is available."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test FAIL loan data shows $357,397.21, comparison data shows $357,508.75 and variance shows -$111.54."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 1) "ComplianceEase risk indicator is moderate as loan is failing for the TILA Finance charge and TILA Foreclosure rescission finance charge test."	B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26429794	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,577.88	05/27/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$538.40	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) "Final Truth in lending is not hand dated by borrowers." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower however print date is available."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34915683	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$3,456.84	05/06/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,773.27	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	$100,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/30/2009	$286,758.09	Not Applicable	3.375%	$1,355.03	xx	Financial Hardship	xx	xx	xx	xx	Condo/PUD Rider	xx	2: Acceptable with Warnings			* Condo / PUD rider Missing (Lvl 2) "Condo/PUD rider is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6832501	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,499.98	05/11/2021	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,618.79	6.000%	360	360	xx	xx	$28,231.66	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/23/2015	$276,648.50	$39,378.40	4.000%	$1,156.22	xx	Financial Hardship	xx	xx	xx	xx	Title Policy	xx	3: Curable	* Title policy missing (Lvl 3) "The final title policy is missing in the loan file. However, commitment is present, values are updated as per commitment."
																																																																																																							* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/16/2019 to 1/29/2021, 3/11/2021 to 4/20/2021. However, we required the latest 24 months of payment history. The payment history is missing from 2/1/2021 to 2/28/2021."			A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20102233	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$432.20	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$589.74	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Missing Required State Disclosures	xx	4: Unacceptable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per Voluntary petition schedule D filed on xx amount of unsecured claim is $250.00, amount of claim is $68,410.00 and value collateral is xx."	* MI, FHA or MIC missing and required (Lvl 2) "MI is required but it is missing from loan files"
* Missing Required State Disclosures (Lvl 2)     "Amortization Schedule Disclosure, Credit Property Insurance Disclosure, Priority of Security Instrument Disclosure are missing from loan files."
																																																																																																								* Property is Manufactured Housing (Lvl 2) "As per appraisal report dated 11/XX/2001 shows subject property is Manufactured Home. There is Manufactured Home Certification at doc locator “xx in loan files, states that the dwelling has been permanently affixed to a foundation or piers as required by applicable state and local codes and regulations. The VIN # is not available in the mortgage and Alta 7 endorsement is also missing from the final title policy at the time of origination."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 1) "POC was filed in timely manner."	A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48346111	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,165.14	04/27/2021	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,467.18	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/12/2013	$269,153.48	$80,746.04	4.000%	$787.43	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per dated 4/29//2020, the borrower income has been impacted by Covid-19. No further details have been found."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of secured claim without deducting the value of collateral is xx nd the value of unsecured claim is $16,961.00."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Foreclosure Delay or Contested (Lvl 2)     "The comments dated 04/11/2016 states foreclosure was contested and was resolved at later time, No further information has been provided regarding contested issue."
																																																																																																								* The foreclosure is contested by Borrower/ interested party (Lvl 2) "The comments dated 04/11/2016 states foreclosure was contested and was resolved at later time, No further information has been provided regarding contested issue."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33924526	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,608.19	05/01/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$1,432.29	$1,919.54	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	44.640%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,919.54 with the rate of interest 6.875% and a maturity date of 7/XX/2036. The P&I as per payment history is the $856.88. However, there is a different in P&I with respect to Note data which seems that there would be a possible modification. The borrower is making payment as per modified terms. However, Modification agreement is missing in the file."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/13/2019 to 3/11/2020, 5/21/2020 to 5/27/2020 and 7/13/2020 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 4/1/2020 to 4/30/2020 and 6/1/2020 to 6/30/2020."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Voluntary Petition schedule D confirms unsecured portion in the amount of $2000.00, Amount of claim is $ 267000.00 and Value of collateral that supports this claim is xx"
																																																																																																							* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrowers."	* Deceased Borrower(s) (Lvl 2) "Comment dated 06/10/14 confirms RFD death of borrower however no further details or confirmation on same is available."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41022758	xx	xx		561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$982.32	05/11/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$370.58	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			13.625%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/02/2013	$64,753.51	Not Applicable	4.000%	$270.63	xx	Financial Hardship	xx	xx	xx	xx		xx	3: Curable		* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $11,590.77 as unsecured portion out of claim amount $63,680.77. Did not see comments indicating a cram down."	* Title issue (Lvl 2) "As per the final title policy, the schedule B part II is not available."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43339315	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,140.52	05/24/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$661.72	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	xx	Single Family	xx	xx	Primary	Yes	Yes	No	36.353%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2011	$91,885.00	Not Applicable	3.625%	$458.75	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per loan modification agreement made on 3/XX/2011, lender has forgiven principal in the amount of XXXX The new principal balance is XXXX
																																																																																																						* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment dated 11/2/2020 states that borrower is in Covid-19 forbearance plan. No more details are available regarding Covid-19 impact."		* State Tax Judgment (Lvl 2) "Pro-Title shows there are total 6 Junior State Tax Liens recorded in favor of XXXX for the cumulative amount of XXXX		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97848853	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,980.95	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,412.40	6.875%	360	360	xx	xx	$36,054.79	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.849%	First	Preliminary title policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/22/2010	$213,369.21	Not Applicable	2.000%	$785.47	xx	Financial Hardship	xx	xx	xx	xx	Title Policy	xx	3: Curable	* Title policy missing (Lvl 3) "Final title policy at origination is missing from loan file, however preliminary title policy is available in file."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/02/2019 to 05/29/2019, 08/12/2019 to 02/28/2020, 04/14/2020 to 04/23/2021. However, we require the latest 24 months payment history. Payment history is missing from 06/01/2019 to 06/30/2019, 03/01/2020 to 03/31/2020."	* Final Application not signed and hand-dated by Loan Originator (Lvl 2) "The final application was not signed or dated by the borrower or the originator, but available initial application is signed by both."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed Prohibited Fees Test: loan data is $5,145.00 comparison data is $0.00 hence variance is +$5,145.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and Prohibited Fees Test."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA Finance Charge Test: loan data $299,085.87 comparison data $299,290.28 hence variance is -$204.41
																																																																																																								This loan failed TILA Foreclosure Rescission Finance Charge Test: loan data $299,085.87 comparison data $299,290.28 hence variance is -$204.41"		B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54261675	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	xx	$0.00	$1,508.88	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,605.85	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,605.85 with the rate of interest 7.250% and a maturity date of 09/01/2036. The current P&I as per payment history is the $825.59. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. As per the collection comment 01/22/2018, the loan modification has been completed on 01/22/2018. However, the modification agreement is missing from the loan file."	* Title Review shows major title concern (Lvl 3) "As per Pro Title Report dated 6/16/2017, there is an HOA Lien against the borrower xx in the amount of XXXX in favor of xx.
The subject property has located in the state of Florida, which is a super lien state. There is a risk of property to be getting foreclosed due to above unpaid lien.
However, this is not in a state in which the subject mortgage may not be foreclosed out."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is in second lien position due to an HOA Lien in favor of xx in the amount of XXXX recorded xx. The subject property is located in Florida which is a super lien state under the xx."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is incomplete. Latest assignment is from xx for xx."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22989297	xx	xx	561-692	12624	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,068.19	05/08/2021	xx	Yes	Bankruptcy	Chapter 13	xx	Unavailable	Not Applicable	xx	Not Applicable	$2,108.69	6.375%	360	360	xx	xx	$56,038.42	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* Foreclosure Delay or Contested (Lvl 2) "Available servicing comment dated 8/1/2013 shows foreclosure contested issue. However, as per comment dated 6/22/2016 contested issue is resolved. No further evidence found about foreclosure contested."
* The property has unrepaired damages (Lvl 2)     "According to the collection comment dated 9/22/2020, the subject property had roof damage. However the borrower had filed insurance claim. The proof of loss net claim amount is $9,279.56.The borrower had received claim check on date 9/23/2020.However as per comment dated 5/11/2021,the borrower had stated the repairs has been completed now."
																																																																																																								* The foreclosure is contested by Borrower/ interested party (Lvl 2) "Available servicing comment dated 8/1/2013 shows foreclosure contested issue. However, as per comment dated 6/22/2016 contested issue is resolved. No further evidence found about foreclosure contested."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,279.76	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37465844	xx	xx	561-692	12632	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,207.00	05/03/2021	Unavailable	No	Other	Chapter 11	xx	$460,564.74	No	xx	Not Applicable	$3,518.89	6.000%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	2.639%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$460,564.74	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission	xx	4: Unacceptable	* The property value crammed down (Lvl 4) "As per collection comment dated 1/18/2015 loan is in cramdown, as per comment dated 5/16/2016 cramdown the quote in the amount of $460,564.74 and good through up to 5/31/2016. However, no specific details on the amount of cramdown is available in the collection comments and loan file.

Updated Comment:-
As per the collection comments dated 9/20/2019, there is evidence found for cram down. However, the cram down terms and conditions are not specified in the comments. Hence, unable to update the information regarding same. However, the bankruptcy was dismissed and terminated."	* Written or verbal dispute (Lvl 3) "As per the collection comment dated 9/20/2019, the borrower disputes for UPB of Mod offered. No further information has been found."	* Variation in Parcel number(APN#) (Lvl 2) "There is a variation in parcel number. The parcel number mentioned on appraisal report is xx which is not matching with parcel number mentioned on Pro Title Report which is xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test due to the ROR is missing from loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The payment history reflects, the current unpaid principal balance is in the amount of XXXX which is 25% more than tape UPB."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76316804	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$8,028.82	05/03/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,847.16	6.250%	360	360	xx	xx	$17,679.35	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/21/2013	$301,872.56	Not Applicable	2.000%	$1,306.54	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Connecticut license validation test.
First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license.
As of July 1, 2008 the Connecticut First Mortgage Lender License and the Connecticut Second Mortgage Lender License are no longer valid. The Connecticut Mortgage Lender License is available for loans with a closing date before July 1st, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."		B	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33674067	xx	xx		561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$2,066.33	05/04/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$570.77	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/18/2014	$84,760.43	Not Applicable	4.630%	$387.89	xx	Financial Hardship	xx	xx	xx	xx		xx	3: Curable		* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 06/29/2019, 08/02/2019 to 11/29/2019, 01/08/2020 to 01/21/2021, 04/13/2021 to 05/04/2021. However, we require the latest 24 months payment history. Payment history is missing from 07/01/2019 to 07/31/2019, 12/01/2019 to 12/31/2019, 02/01/2021 to 03/31/2021."			A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93563489	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$3,744.87	05/06/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,105.24	$2,798.10	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/10/2014	$388,708.03	Not Applicable	2.000%	$1,422.38	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "Review of updated title report dated 6/14/2017 shows there is one HOA/COA lien in the amount of $2579.40 open with xx. The subject property is located in NC state which is super lien state. There is risk for property getting foreclosed due to above said non-mortgage unpaid lien."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is in second lien position. As there is one HOA/COA lien in the amount of $2579.40 open with xx. The subject property is located in NC state which is super lien state. There is risk for property getting foreclosed due to above said non-mortgage unpaid lien."
* Deceased Borrower(s) (Lvl 3) "As per updated title report dated 6/14/2017, the searcher's note shows the second borrower (xx) was deceased and the property transfered to the xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $599,503.98. The disclosed finance charge of $598,384.34 is not considered accurate because it is understated by more than $100."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."	* Property Damage (Lvl 1) "As per collection comment dated 10/27/2011 shows the subject was due to Hurricane and the damages was repaired by borrower himself however, the RFD shows home repairs."	B	B	Moderate	Not Covered	Fail	No Result	Pass	No Result	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6422020	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,700.59	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,373.62	8.125%	360	360	xx	xx	$12,055.86	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/07/2014	$200,264.39	Not Applicable	4.625%	$916.47	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per final title policy property type ownership is Leasehold."	* Active Judgment Against Borrower (Lvl 3) "As per updated title there is prior state tax lien found against the borrower in the amount of $2274.78 for the favor of xx however, final title policy at the time of loan origination is clear."
																																																																																																							* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition loan has been determined to unsecured debt in the amount of $10193.00."			A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96512428	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,785.92	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$989.28	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2010	$169,716.00	Not Applicable	4.250%	$875.70	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/09/2019 to 08/29/2019 and 10/08/2019 to 05/03/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 09/01/2019 to 09/30/2019."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the state regulation / New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test, as below mentioned fees charged on HUD1: 1. Loan Set Up fee. 2. Table Funding Fee."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Test is "Moderate" due to state regulation test fail."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76598688	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$4,757.94	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$944.56	5.250%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/19/2017	$49,920.82	Not Applicable	5.250%	$249.04	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 04/01/2021, the borrower’s income impacted by covid-19. The borrower is unemployed due to covid-19. No further details have been found regarding covid-19."	* Title Rvw shows lower lien position than loan docs (Lvl 3) "As per updated title report dated 6/15/2017, The subject mortgage is in second lien position, as there is one open senior mortgage in the amount of xx. Subject Mortgage is executed on xx. Satisfaction or release document found in the loan file (xx) stating the prior mortgage has been released. HUD-1 / Settlement statement shows payoff to xx .As per the Final Title Policy, schedule B does not show any exception for prior Mortgage and Liens."
																																																																																																							* Title Review shows major title concern (Lvl 3) "As per updated title report dated 6/15/2017 there is one open senior mortgage in the amount of xx. Subject Mortgage is executed on 8xx. Satisfaction or release document found in the loan file (xx) stating the prior mortgage has been released. HUD-1 / Settlement statement shows payoff to xx. As per the Final Title Policy, schedule B does not show any exception for prior Mortgage and Liens.""	* Settlement date is different from note date (Lvl 2) "As per original note the date is xx which is different from the original note."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17022757	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,455.35	05/11/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$726.43	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/06/2014	$121,725.54	Not Applicable	4.625%	$557.05	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.750%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "TIL is missing in the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88719698	xx	xx	561-692	12671	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,201.46	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,095.73	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$4,507.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Foreclosure case has been dismissed (Lvl 3) "Collection comment dated 03/09/2021 shows that the foreclosure was dismissed on xx."	* Foreclosure Delay or Contested (Lvl 2) "As per collection comments shows the foreclosure was contested due to additional fees charged. However the foreclosure contested matter sent to the servicer for manage. As per latest comment dated on 1/5/2016 the contested issue was resolved."
																																																																																																								* Litigation (Lvl 2) "As per collection comments the loan is in litigation matter filed by lender. The litigation matter was sent to servicer for review and manage on dated 12/28/2015. As per the collection comment dated on 1/5/2016 the litigation issue was resolved."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76290553	xx	xx		561-692	12676	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$468.52	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$589.05	4.500%	180	180	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	3: Curable		* The property has unrepaired damages (Lvl 3) "The collection comment dated 11/9/2020, reflects that the subject property had hurricane and fire damage. The details regarding the estimated damage amount and repaired status are not available."		* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 4/9/2021, the borrower is current with the loan and the next due date for payment is 5/1/2021. The last payment was received on 4/9/2021 in the amount of $727.63 which was applied for due date 4/1/2021. The current P&I is in the amount of $589.05 and current PITI is in the amount of $727.63 with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $25,323.19."	A	B	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3304535	xx	xx		561-692	12677	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$9,274.60	04/30/2021	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$850.40	5.250%	360	360	xx	xx	$61,756.21	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Short Form Policy	Not Applicable	$70,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate	xx	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE missing in loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43881220	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$521.86	05/29/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,315.92	6.500%	360	360	xx	xx	Unavailable	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/18/2013	$209,971.01	Not Applicable	4.000%	$877.55	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Credit Application Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report, there is a Municipal Lien in of favor xx in the amount of xx recorded on xx As subject property is located in PA which is a super lien state, there is a risk of property being foreclosed."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per xx report dated 6/22/2017 there is a Municipal Lien in of favor of xx in the amount of xx recorded on xx Hence, the lien position of subject mortgage has changed to second."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is missing in the loan file along with itemization and estimated HUD."
* Note data is missing or inaccurate (Lvl 3) "As per the note, property address is 'xx'."	* Application Missing (Lvl 2) "Application is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	29221404	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$758.00	05/06/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$404.85	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 06/07/2019 to 04/08/2020, 06/30/2020 to 02/26/2021, 04/01/2021 to 05/06/2021. However, we require the latest 24 months payment history. Payment history is missing from 05/01/2020 to 05/31/2020, 03/01/2021 to 03/31/2021."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to, TILA finance charge, TILA APR Test, Brokerage/Finder Fee Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "1)ComplianceEase failed due to the TILA finance charge test.
  As loan data shows $66,393.64, comparison data shows $68,247.78, and variance shows -$1,854.14.
  The finance charge is $69,433.50. The disclosed finance charge of $66,393.64 is not considered accurate because it is understated by more than $100.
2)ComplianceEase failed due to the TILA APR test.
  As loan data shows 4.550%, comparison data shows 4.752% , and variance shows-0.202%
  The annual percentage rate (APR) is 4.887%. The disclosed APR of 4.550% is not considered accurate because it is more than
   1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase failed due to the brokerage/finder fee test. As loan data shows $1,876.28, Comparison shows $1,598.00, and variance shows +$278.28.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
																																																																																																								Regulations, brokerage fee is synonymous with finder fee."		B	B	Moderate	Not Covered	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91395660	xx	xx	561-692	12696	xx	xx	Not Applicable	Not Applicable	xx	xx	South Dakota	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$2,955.69	04/22/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$33,577.80	No	xx	Not Applicable	$788.88	4.000%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$33,577.80	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/09/2015	$92,349.95	Not Applicable	4.000%	$385.97	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* The property value crammed down (Lvl 4) "As per the comment dated 2/26/2021, the cram down claim amount is $33,577.80. However, according to the payment history as of 4/22/2021, the borrower is current with the loan and the next due date for the payment is 5/1/2021. The UPB reflected is in the amount of $85,540.43. No further details have been found."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 6/5/2019 to 9/21/2020, 11/23/2020 to 12/23/2020, 3/5/2021 to 4/22/2021. However, we required the latest 24 months of payment history. The payment history is missing from 5/1/2019 to 5/31/2019, 10/1/2020 to 10/31/2020, 1/1/2021 to 2/28/2021."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "Subject Mortgage is on second lien position as updated title shows, there is one senior mortgage dated on xx."
																																																																																																							* Title Review shows major title concern (Lvl 3) "Subject Mortgage was originated on xx. Updated Title report shows, there is one senior mortgage dated on xx. Hud-1 shows pay off to xx. No release found in loan file. Final TPOL is clear. Schedule-B is not reflecting any senior Mortgage. Possible title claim can be filed."			A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47422351	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$4,864.74	04/23/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,261.49	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/10/2015	$225,513.37	Not Applicable	5.125%	$1,106.15	xx	Financial Hardship	xx	xx	xx	xx	Credit Application HUD-1 Closing Statement Origination Appraisal Good Faith Estimate Right of Rescission Final Truth in Lending Discl.	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "There is an open Notice of assessment lien in the amount of $2,325.31 and an open Notice of Reassessment lien in favor of xx in the report hence, the subject mortgage is in 3rd lien position."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is missing from the loan file however, we updated the points and fees per estimated HUD-1 available in the file in order to run CE."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "1. There is an open Notice of assessment lien in the amount of $2,325.31 in favor of xx.

2. There is an open Notice of Reassessment lien in favor of xx."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file however, we considered the data from the another 1003 in the file signed & dated on 6/3/2010."
* ComplianceEase TILA Test Failed (Lvl 2)     "CE failed the TILA test as final TIL is missing from the file, we considered the APR as 0.00% in order to run CE."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date was not consistent with the Note and HUD which are dated 6/30/2010.  ROR was not signed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA right of rescission test."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file at the time of origination."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not executed by the borrower."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing from the loan file."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76469471	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$8,770.82	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,451.90	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/14/2017	$337,947.74	$49,000.00	2.000%	$875.01	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Origination Appraisal	xx	3: Curable	* Title issue (Lvl 3) "The successor's and assignee clause is missing in the final title policy."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date of xx is not consistent with the Note or HUD that are dated 7/30/2010."
* Not all borrowers signed TIL (Lvl 2)     "The TIL provided in the file is not executed by the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the New York subprime home loan initial GFE disclosure date validation test.
The loan has a closing date on or after February 13, 2010, but the Initial GFE Disclosure Date was not provided.
Effective February 13, 2010, NY SB 66007 (NY Banking Law 6-m §14(b)) amends the definition of "fully indexed rate" and requires the annual percentage rate to be calculated using the index rate on the loan on the date the lender provides the "good faith estimate" required under 12 USC §2601 et seq."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test.
This loan failed the New York subprime home loan initial GFE disclosure date validation test."
* TIL not hand dated (Lvl 2)     "The final TIL is not signed or dated by the borrower."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test, the loan data is $259,754.28 and comparison data is $260,632.92 hence variance is -$878.64
The finance charge is $260,632.92. The disclosed finance charge of $259,754.28 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test, the loan data is $259,754.28 and comparison data is $260,632.92 hence variance is -$878.64
The finance charge is $260,632.92. The disclosed finance charge of $259,754.28 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA right of rescission test
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not executed by the borrower."
																																																																																																								* Missing Appraisal (Lvl 2) "Missing Appraisal from Origination."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	Fail		Value: Date: Type:BPO	Value: Date: Type:Field review	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87042969	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,273.21	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,053.35	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/19/2010	$173,663.75	Not Applicable	5.750%	$1,127.94	xx	Change of Terms	xx	xx	xx	xx	Right of Rescission	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Collection comment dated 4/6/2020 states that borrower is unemployed since March 2020 due to Covid 19. No information about Covid FB plan was found in the collection comments."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/17/2019 to 2/29/2020, 4/9/2020 to 4/10/2020, 6/13/2020 to 4/30/2021. However, we required the latest 24 months of payment history. The payment history is missing from 3/1/2020 to 3/31/2020, 5/1/2020 to 5/31/2020."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal description on recorded mortgage and deed is not matching with legal description on final title policy. Legal description on title policy starts with "xx'.
legal on mortgage and deed starts with " xx property located in the xx."
																																																																																																							* Deceased Borrower(s) (Lvl 3) "Borrower George Bellamy was deceased on xx and death certificate was located at "xx"."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file." * TIL not hand dated (Lvl 2) "TIL is missing in the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74401637	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,779.86	05/08/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.02	5.500%	360	360	xx	xx	$24,506.52	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/10/2017	$192,208.76	Not Applicable	3.875%	$788.44	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 11/23/2020, the reason for default is reduction is income due to covid.

Updated:
As per servicing comment dated 5/11/2020, borrrower income is impacted by Covid-19. Borrower stated that he had reduction in income. However, no further details have been found."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 05/15/2019 to 02/28/2020, 04/10/2020 to 07/31/2020, 09/01/2020 to 04/09/2021. However, we require the latest 24 months payment history. Payment history is missing from 03/01/2020 to 03/31/2020, 08/01/2020 to 08/31/2020.

Updated:

The payment history is available from 5/1/2019 to 2/29/2020, 4/1/2020 to 7/31/2020, 9/1/2020 to 4/9/2021. However, we require the latest 24 months payment history. Payment history is missing from 3/1/2020 to 3/31/2020, 8/1/2020 to 8/31/2020."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the RESPA originator compensation validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "RESPA Originator Compensation Validation Test: FAIL
																																																																																																								This loan failed the RESPA originator compensation validation test."		B	B	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15747518	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$10,908.92	05/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,787.50	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	HUD-1 Closing Statement Origination Appraisal Right of Rescission Final Truth in Lending Discl. Modification Good Faith Estimate	xx	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the State ("NJ") which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the collection comment dated 4/3/2020, both borrowers income has been impacted by Covid-19. The borrowers requested for possible payment option (assistance) due to Covid-19."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $1,787.50 & the interest rate 4.875% with the maturity date 5/1/2041. As per the updated payment history, the current P&I is $1,750.67. Hence, there is difference in P&I with respect to note data. The current UPB also increased (comparing with tape data provided UPB). Also, the collection comment dated 5/2/2019 shows the loan modification agreement was made on the effective date on 5/6/2019. However, the executed Mod is missing from the loan file."	* Title issue (Lvl 3) "“Successors and/or assigns” clause is missing in the final title policy."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."	* State Tax Judgment (Lvl 2) "As per ProTitle report dated 06/21/2017, there is one state tax lien against xx and xx in the favor xx 2014."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not signed by the borrower."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR, the transaction date is xx which is not consistent with note date xx."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per review of the updated title report dated 06/21/2017, there are numerous IRS liens against xxa and XXXX in the favor of United States of America in the cumulative amount of $XXXX."
* Active Judgment Against Borrower (Lvl 2)     "As per Pro-Title report dated 06/21/2017, there are numerous civil judgments against XXXX and XXXX in favor of Sate of New Jersey in the cumulative amount of $2,150,000.00."
																																																																																																								* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing in the loan file."		B	B	Moderate	Pass	Fail	Pass	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84560656	xx	xx		561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,013.04	05/06/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$592.29	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	PUD	xx	xx	Primary	Yes	Yes	No			35.377%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	2: Acceptable with Warnings			* State Tax Judgment (Lvl 2) "As per updated title report, there is one state tax lien against xx in favor of XXXXin the amount of XXXX was recorded on 9/XX/2016."		A	B	Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84178528	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,793.28	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,245.35	3.625%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/31/2016	$145,721.34	Not Applicable	3.625%	$575.49	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal HUD-1 Closing Statement Credit Application Right of Rescission	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "The collection comment dated 03/26/2020 states the subject property had some damages related to water due to the disaster and the date of loss is 02/07/2020. The insurance claim has been filed by the borrower on 02/07/2020. As per the contractor, the estimated cost of repairs is $10,109.47. The insurance claim check in the amount of $8,056.28 has been received on 03/25/2020. No further details have been found regarding repairs and insurance claim. Hence, unable to be determined the subject property has been repaired or not."	* Title issue (Lvl 3) "Successor assignee clause is missing in the final title policy." * HUD-1 Closing Statement missing or unsigned (Lvl 3) "Hud-1 along with itemization and estimated hud is missing in the loan file."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."
* Not all borrowers signed TIL (Lvl 2)     "TIL is not signed by the borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Application Missing (Lvl 2)     "Final 1003 application is missing in the loan file. However, an initial application is available at locator "xx" and values are updated as per it."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
* Modification Issue (Lvl 2)     "The subject mortgage was recorded on 1xx, the witness signed using standard California Notary Acknowledgement form, which does not expressly state that the document was signed in her presence. The loan was modified on 5/31/2016 which is showing reference of the mortgage as 10/31/2011, however, it should be of 10/4/2013."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,109.47	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91251261	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$10,329.25	04/15/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,045.76	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate Final Truth in Lending Discl. Origination Appraisal Credit Application HUD-1 Closing Statement	xx	3: Curable	* Title issue (Lvl 3) "Successor and assignee clause is missing from final title policy."
* Property Damage (Lvl 3)     "As per comments dated 11/11/2016 and xx, the Property foundation is damaged and lock is broken. No latest BPO report is available and no repair information has been found. Also no repair cost is being verified."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 missing in loan file however initial HUD -1 signed on xx is available in file and considered to xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan Data: 0.000% , Comparison Data:4.143% Variance: -4.143%
The annual percentage rate (APR) is 4.143%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "GFE is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "FInal TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in th loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not signed and hand dated by borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Application Missing (Lvl 2)     "Final application is missing in the loan file, however, values are taken from initial application."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing in the loan file."
																																																																																																								* Application Not Signed by All Borrowers (Lvl 2) "Final application is missing in the loan file, however, values are taken from initial application."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14679524	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$15,670.39	05/03/2021	xx	No	Court Order/Mediation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,838.73	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/14/2017	$499,750.30	$26,000.00	2.000%	$1,434.64	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal HUD-1 Closing Statement Final Truth in Lending Discl. Right of Rescission	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 03/23/2020 states the reason for default is unemployment and the borrower’s income impacted by covid-19. The collection comment dated 04/30/2020 states the borrowers are getting unemployment in the amount of $4,032.00 monthly. No further details have been found."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal description on warranty deed and mortgage matches except for xx.
As per warranty deed, it is “xx”. However, as per mortgage, it is “xx”."
* Title Review shows major title concern (Lvl 3) "As per warranty deed recorded on xx, mortgage and final title policy, Borrower #1 middle name is xx. However, as per tax document and prior mortgage document recorded on xx, the middle name reflects as x."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per bargain and sale deed recorded on xx, the property was transferred from xx
The subject mortgage was originated on xx with xx However, property ownership reflects in the name of xx"
																																																																																																								* State Tax Judgment (Lvl 2) "As per review of Pro-Title report dated 06/09/2017, there are two state tax liens against xx in the favor of Commissioner of xx in the total amount of $ 151,985.20."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90015272	xx	xx		561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$615.24	05/01/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$581.44	4.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate	xx	2: Acceptable with Warnings			* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."		A	B	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42274547	xx	xx	561-692	11774	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,842.16	05/01/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$536.67	$903.11	7.000%	360	360	xx	xx	$2,286.25	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	18.615%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/8/2019 to 8/29/2019, from 10/4/2019 to 12/14/2020 and from 2/1/2021 to 4/1/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 9/1/2019 to 9/30/2019, from 1/1/2021 to 1/31/2021."
* Title Review shows major title concern (Lvl 3)     "Updated Title report dated 5/31/2017 shows, there is an active HOA lien recorded on xx in favor of xx for the amount of $2960.02.
																																																																																																							Subject property located in state of Michigan. This is not a super-lien state. However, the lien document shows, foreclosure due to this lien may result in the termination of interest of the owners in subject property."	* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the available loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	9124131	xx	xx	561-692	11775	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$468.30	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$601.41	9.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2012	$79,933.30	Not Applicable	8.000%	$261.80	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "The loan modification was done on 4/1/2012 with new principal balance $79,933.30. As per modification agreement the lender agreed to forgiven principal balance in the amount of $42833.78 which is exceeds 2% of modification amount."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of claim value of collateral is xx however, an unsecured portion is in the amount of $48100.00"	* Written or verbal dispute (Lvl 2) "As per comment dated 4/8/2021, the borrower dispute for credit history. No further details have been found regarding same."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm as because of the relevant documents are missing from the loan files."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD-1 settlement date is xx which is same as note date."
																																																																																																								* Final TIL Date after actual transaction date (Lvl 2) "As per Final HUD-1 settlement date is 5/XX/2005 but loan was disbursement on 5/XX/2005 which is same as note date hence, the final TIL date is after actual transaction date."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34758444	xx	xx	561-692	11777	xx	xx	xx	xx	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$471.45	05/19/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,277.93	8.150%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/30/2009	$373,457.89	$9,981.90	2.000%	$1,100.70	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "The subject mortgage was recorded on 12/12/2006. The updated title dated 6/14/2017 shows there is an active senior mortgage prior to the subject Mortgage, In the favor of xx for the amount of xx. Hence the subject mortgage is at risk by the unreleased lien."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage was recorded on xx. The updated title dated 6/14/2017 shows there is an active senior mortgage prior to the subject Mortgage, In the favor of xx. Possible title claim can be filed.Hence, the subject mortgage is at risk by the unreleased lien.
The lien position of subject mortgage change to Second.

However, Final Hud-1 shows a pay off of amount xx. Also final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* State Tax Judgment (Lvl 2)     "There are 3 (State Tax Lien or Warrant)  as follows:
xx and recorded on 9/11/2015 respectively. And
One in the favor of Division of Employment Security in the amount of $1,897.50 recorded on 4/4/2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the first lien prohibited fees test."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees First Lien Test: FAIL Loan Data:$1,098.00 Comparison Data: $0.00 Variance:+$1,098.00.
This loan failed the first lien prohibited fees test. (MRS § 408.052 1.)
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This means that fees are prohibited unless specifically allowed (as described above). Some fees may be considered prohibited compensation to the lender unless the "Compensation To" fields indicate otherwise."
																																																																																																								* Loan has been determined to have an unsecured debt (Lvl 2) "As per Voluntary Petition Schedule D, there is unsecured portion in the amount of $92,494.00 out of total claim of $327,494.00"		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14634905	xx	xx		561-692	11779	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$1,537.04	05/31/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,410.21	9.576%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,410.21 with the rate of interest 9.575% and a maturity date of 07/22/2038. The current P&I as per payment history is the $913.68. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. However, the loan modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/01/2019 to 01/30/2021 and 03/01/2021 to 04/29/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 02/01/2021 to 02/28/2021."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all the borrower"		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73495374	xx	xx	561-692	12057	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,419.55	05/08/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$992.71	8.400%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$745.52	Unavailable	Unavailable	xx	xx	xx	xx	Modification Credit Application	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $992.71 & interest rate 8.400% with the maturity date 10/3/2035. As per the review of updated payment history, the current P&I is $745.52. The current rate is unable to determine. There is difference in P&I with respect to note data. Also, the borrower is not paying as per the prior Mod which was made with step amortization in the year 2010. It seems that there would be a possibility of new modification. However, the copy of executed or new Mod is missing from the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated xx shows amount of secured claim without deducting the value of collateral is xx and value of collateral is xx however the unsecured portion is $55,035.00."	* Application Not Signed by All Borrowers (Lvl 2) "Final 1003 application is present but loan application pages 5/6 and 6/6 are missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 application is present but loan application pages 5/6 and 6/6 are missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliances Ease failed due to TILA Finance Charge Test as it shows Loan data as $228,265.28 comparison data shows as $231,148.75 and variance shows as -$2,883.47.

Compliances Ease failed due to TILA Foreclosure Rescission Finance Charge Test as it shows Loan data as $228,265.28 comparison data shows as $231,148.75 and variance shows as -$2,883.47.

Compliances Ease failed due to TILA APR Test as it shows Loan data as 8.507%  comparison data shows as 8.672% and variance shows as -0.165%."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $231,148.75. The disclosed finance charge of $228,265.28 is not considered accurate because it is understated by more than $100.

The finance charge is $231,148.75. The disclosed finance charge of $228,265.28 is not considered accurate for purposes of rescission because it is understated by more than $35.

																																																																																																								The annual percentage rate (APR) is 8.672%. The disclosed APR of 8.507% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76500595	xx	xx	561-692	12183	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,383.18	05/25/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$748.44	8.125%	360	360	xx	xx	$21,246.84	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/11/2010	$105,890.85	$5,666.37	2.000%	$204.44	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 5/31/2017, the subject mortgage is in second lien position as there is a Real Estate tax lien on the subject property in favor of xx for the amount of xx which was recorded on xx Property is located in OH state. . There is a risk of the property to be getting foreclosed due to above unpaid lien."
* Title Review shows major title concern (Lvl 4) "As per updated title report dated 5/31/2017, there is a Real Estate tax lien on the subject property in favor of xx for the amount of xx which was recorded on xx The subject property is located in Ohio. There is a risk of the property to be getting foreclosed due to above unpaid lien."	* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the available loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the predatory lending guidance test (GSE based on xx)
This loan failed the points and fees test (GSE based on xx)
Loan data is $6780.00, allowed is $5040.00, hence the variance is +$1740.00.
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.

This loan failed the predatory lending guidance test (GSE based on Freddie Mae)
This loan failed the points and fees test (GSE based on Freddie Mae)
Loan data is $6930.00, allowed is $5040.00, hence the variance is +$1890.00.
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.

This loan failed the discount fee test. (State Regulation)
Loan data is $5040.00, allowed is $2016.00, hence the variance is +$3024.00.
The sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the predatory lending guidance test (GSE based on xx)
This loan failed the points and fees test (GSE based on xx)

This loan failed the predatory lending guidance test (GSE based on Freddie Mae)
This loan failed the points and fees test (GSE based on Freddie Mae)

																																																																																																								This loan failed the discount fee test. (State Regulation)"		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25325544	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,179.37	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.94	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Origination Appraisal Modification Good Faith Estimate	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,524.94 with the rate of interest 4.625% and a maturity date of 12/XX/2042. The current P&I as per payment history is the $1,123.69. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 12/20/2017 states the loan modification has been completed on 12/20/2017. However, the loan modification agreement is missing from the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $57,600 as unsecured portion out of claim amount $290,000.00. Did not see comments indicating a cram down.”"	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL $253,278.68 $254,525.68 -$1,247.00 TILA Foreclosure Rescission Finance Charge Test: FAIL $253,278.68 $254,525.68 -$1,247.00"
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $254,525.68. The disclosed finance charge of $253,278.68 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $254,525.68. The disclosed finance charge of $253,278.68 is not considered accurate for purposes of rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18032558	xx	xx	561-692	11784	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,515.11	04/26/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,344.82	10.640%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Right of Rescission Final Truth in Lending Discl. Origination Appraisal Credit Application	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 / Settlement Statement is missing from loan file, and also there is no estimated HUD or itemization of fees available in file to test compliance."	* Title shows an assignment chain break (Lvl 2) "Chain of assignment is incomplete. Currently the assignment is with xx"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to a review of the payment history as of 4/26/2021, the UPB reflected in the amount of $40,951.00, which is lower than the tape value."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "Updated title report dated 6/2/2017 shows that, there is one IRS lien in the amount of $74,293.26 in favor of Dept of the Treasury Internal Revenue dated 8/26/2013."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final Loan application is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11998147	xx	xx	561-692	11785	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$237.61	$447.37	04/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$717.23	7.560%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Collection comments are available from 11/27/2020 to 11/28/2020 & 1/4/2021 to 3/5/2021. However, we require for latest 24 months. Collection comments are missing from 6/1/2019 to 10/31/2020, 12/1/2020 to 12/31/2020 & 4/1/2021 to 5/7/2021."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "The payment history dated as of 5/7/2021 reveals that the borrower is current with loan. The payment next due date is 5/1/2021. The last payment was received on 4/12/2021 in the amount of $751.85 and it was applied for the due date of 4/1/2021. The current P&I is $717.23. The current unpaid principal balance reflects in the amount of xx."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Acts effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliances ease failed due to IN License Validation Test."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per updated title report, 2016 1st half combined taxes are delinquent until 5/10/2017 for the amount of $237.61."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not handed by the borrower."		B	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8143354	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	No	No	Second	$0.00	$1,109.61	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$584.83	5.500%	360	360	xx	xx	$3,177.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate Initial Escrow Acct Disclosure	xx	4: Unacceptable	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 4) "Subject Mortgage was Originated on 3/23/2010 with Borrower xx. As per Mortgage & Final TPOL subject property vested in the name of xx.
However, updated title dated 6/13/2017 shows current owner of the subject property is xx. As per Quitclaim deed recorded on 2/17/2000 vesting of the subject property transferred from xx.
No, any supporting document found in loan file to confirm the ownership of Borrowers xx "	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 06/12/2019 to 06/26/2019 and 08/12/2019 to 08/27/2019 and 10/09/2019 to 05/01/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 07/01/2019 to 07/31/2019 and 09/01/2019 to 09/30/2019."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "Subject Mortgage is on second lien position, as updated title report dated 6/13/2017 shows, there is a senior mortgage in the favor of xx."
* Title Review shows major title concern (Lvl 3)     "Subject Mortgage was originated on xx.
Updated Title report dated 6/13/2017 shows, there is one senior Mortgage recorded on xx.
Final Hud-1 shows, the payoff to xx.  Final TPOL shows clear title. Possible title claim can be filed."
* Title issue (Lvl 3) "As per Final TPOL name of insured is xx (Lender). However, "successor's and assignee" clause is missing."	* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing in the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Subject Mortgage was Originated on 3/23/2010 with xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE missing in loan file."
* Title shows an assignment chain break (Lvl 2)     "Chain of the assignment is not complete. Latest assignment as per updated title report is from xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow disclosure is missing in the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75622040	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$3,693.50	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,422.31	6.250%	360	360	xx	xx	$5,248.78	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$78,860.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in second lien position. As there is a Tax lien (Real Estate) on the subject property in the favor of xx in the amount of xx recorded on xx
* Title Review shows major title concern (Lvl 4) "As per updated title report dated 6/15/2017 shows Tax lien (Real Estate) on the subject property in the favor of xx, State of California in the amount of xx recorded on xx which is affecting to the subject property. The subject property is located in CA state which is super lien state. There is risk for property getting foreclosed."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per the review of the updated title report dated 6/15/2017, there is a IRS lien in the favor of Department of the Treasury-Internal Revenue Service in the amount of $36912 recorded on 7/24/2012."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL Loan Data: $285,176.53 Comparison Data: $285,429.52 Variance: -$252.99
The finance charge is $285,429.52. The disclosed finance charge of $285,176.53 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data: $285,176.53 Comparison Data: $285,429.52 Variance:-$252.99
The finance charge is $285,429.52. The disclosed finance charge of $285,176.53 is not considered accurate for purposes of rescission because it is understated by more than $35."
* TIL not hand dated (Lvl 2)     "final TIL is not hand dated by the borrower."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file. However, the values are updated per tape data."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "The HUD-1 settlement date is xx and the subject property is located in CA state"
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test and the TILA foreclosure rescission finance charge test."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99282793	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$4,968.81	05/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,605.17	7.250%	360	360	xx	xx	$15,724.60	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	31.443%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2011	$268,855.07	$4,973.77	5.000%	$1,272.43	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in third lien position. As per the updated title report dated 6/13/2017, there are two HOA lien found active against borrower totaling in the amount of $ 3682.41 in favor of xx, which was recorded on xx and xx respectively. The subject property is located in MD, which is a super lien state. There is the possibility of property getting foreclosure due to HOA liens."
* Title Review shows major title concern (Lvl 4) "As per the updated title report dated 6/13/2017, there are two HOA lien found active against borrower totaling in the amount of $ 3682.41 in favor of xx, which was recorded on xx and xx respectively. The subject property is located in MD, which is a super lien state. There is the possibility of property getting foreclosure due to HOA liens."	* Settlement date is different from note date (Lvl 2) "As per original note the note date isxx, however, the settlement date per final HUD-1 is xx
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per the review of updated title dated 6/13/2017, there is One IRS Lien found active against XXXX recorded on 10/XX/2011 in the amount of XXXX and in favor of XXXX."
																																																																																																								* State Tax Judgment (Lvl 2) "There are three State tax lien found open against the borrower in the favor of the State of Maryland totaling in the total amount of XXXX		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82580701	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,214.95	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	$0.00	No	xx	Not Applicable	$646.58	3.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate Origination Appraisal	xx	2: Acceptable with Warnings	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	30514728	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$868.00	05/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$816.22	4.250%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Good Faith Estimate Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $816.22 with the rate of interest 4.250% and a maturity date of 08/XX/2025. The current P&I as per payment history is the $387.39. However, there is reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 11/01/2019 states the loan modification is under plan. The latest PH shows the current UPB as $96,794.25 and tape shows $95,885.94. Hence, there is possibility of loan has been modified. Hence, the loan modification agreement is missing."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 06/03/2019 to 09/23/2019 and 11/02/2019 to 11/27/2020 and 01/14/2021 to 04/15/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 10/01/2019 to 10/31/2019 and 12/01/2020 to 12/31/2020."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Finance Charge Test: FAIL Loan data $41,157.30, comparison data $41,307.30 and variance -$150.00.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan Data$41,157.30 $41, coamprison data 307.30  and variance-$150.00."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $41,307.30. The disclosed finance charge of $41,157.30 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $41,307.30. The disclosed finance charge of $41,157.30 is not considered accurate for purposes of
																																																																																																								rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26113404	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Connecticut	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,865.74	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$590.50	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $25,363.06 as unsecured portion out of claim amount $135,363.06. There is no comment found regarding a cram down."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
* Title Review shows major title concern (Lvl 2)     "As per Pro-Title report dated 06/07/2017, searcher’s note reflects legal description on Lis Pendens is completely different from the legal description on warranty deed, mortgage, and assignment of mortgage.
However, as per Lis Pendens document located at “XXXX” shows corrected legal description which is matches with warranty deed and mortgage."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active"		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70898030	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,165.93	05/25/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$996.18	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal Report is missing in the file." * Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing in the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67213213	xx	xx	561-692	12762	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	05/04/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$267.75	4.500%	180	180	xx	xx	$22,047.12	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate	xx	4: Unacceptable	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 4) "Warranty Deed prior to loan origination recorded on 10/12/1992 shows property was transferred from xx (3 parties) with rights of survivorship. Subject loan was originated and mortage recorded on 4/20/2011 shows borrowers as xx (2 parties), and both signing the same, but the signature of xx is missing on it. Final title policy at origination shows that the subject property is vested in xx. Updated title report shows current vesting as xx(3 parties)."	* Deceased Borrower(s) (Lvl 3) "As per the collection comment borrower xx was deceased on xx and death certificate is located at xx"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The POC was filed on 4/17/2015 and the POC deadline is 4/21/2015. Hence, the POC is not filed by timely manner."
																																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96765972	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,174.00	05/03/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$637.53	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate	xx	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test:- The finance charge is $107,647.94. The disclosed finance charge of $105,513.23 is not considered accurate because it is understated by more than $100.
This loan failed the TILA APR test:- The annual percentage rate (APR) is 4.774%. The disclosed APR of 4.625% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Cash out purchase (Lvl 2) "As per HUD-1, this is a primary purchase however, the borrower is receiving cash out in the amount of $197.45."		B	B	Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83555664	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,753.95	05/14/2021	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,661.82	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/13/2012	$274,389.11	$36,763.46	4.625%	$1,087.44	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Foreclosure Delay or Contested (Lvl 2) "Comment dated 7/17/2015 reflects that the foreclosure is contested. Details regarding the same is not available in the collection comments. However, comment dated reflects that the issue was resolved."
																																																																																																								* Deceased Borrower(s) (Lvl 2) "Comment dated 7/12/2014 reflect that the primary reason for default is Death of borrower. No further details on name, date of the deceased was found in the collection comments. Moreover no death certificate was found in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76180898	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,898.46	05/01/2021	Not Applicable	No	Not Applicable	Chapter 7	xx	$0.00	Yes	xx	Not Applicable	$1,909.66	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	10.304%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/03/2016	$382,976.02	Not Applicable	3.750%	$1,541.58	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per comment (xx) dated 6/5/2020, the property had damages and loss noted in the amount of $26,828.92. As per comment dated 11/18/2020, the servicer had called to borrower to check the status of repairs. As per comment dated 12/21/22020, the borrowers stated that repairs are completed. Comment dated 4/1/2021 states that the inspection is pending. No further details have been found."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the collection comment dated 8/14/2020, the borrower is in a Covid-19 forbearance plan. No further details have been found."
																																																																																																						* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified on 08/03/2016 located at “0412873911_Assignment Of Security Instrument_329”. However, we do not have recorded copy of MOD, Hence, unable to confirm whether the MOD was recorded in correct County or not."		* Active Judgment Against Borrower (Lvl 2) "As per updated title report there are civil judgments with xx against xx for the amount of $437,545.63 & $12,697.54 respectively and was record dated on 12/21/2015 & 04/13/2016 respectively."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$26,828.92	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76985431	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$671.05	05/25/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$664.09	6.500%	360	360	xx	xx	$23,756.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/06/2017	$114,344.38	$18,000.00	3.500%	$373.23	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Credit Application	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 document is not signed by all the borrower."	* Missing Appraisal (Lvl 2) "Appraisal report and 1008 Transmittal summary is missing in the loan file."
* TIL not hand dated (Lvl 2)     "TIL not hand dated by the borrower."
* Application Missing (Lvl 2)     "Final loan application is missing in the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years."
																																																																																																								* Title issue (Lvl 2) "Schedule B shows subordination of certain mortgage from borrower to xx."		B	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39056231	xx	xx	561-692	12784	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$976.42	05/25/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$512.80	6.500%	180	180	xx	xx	$33,207.00	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Credit Application	xx	3: Curable	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 3) "The warranty deed made on xx shows property was transfered from xx as tenants by the entireties with the right of survivorship as at common law. An Easement deed recorded on xx interest was transfered to surviving widow xx, however we are unable to find death certificate of xx. Subject loan was originated by xx as single owner and by signing the mortgage alone on xx."
* Title Review shows major title concern (Lvl 3)     "An Easement agreement made on xx. As per Easement agreement some part of the property grant and convey unto the town of xx."
* Some of the property interest was sold (Lvl 3)     "An Easement agreement made on xx, party of the first part as grantor, and the xx, Grantee. As per Easement agreement some part of the property grant and convey unto the town of xx."
* Issue with the legal description or recorded instrument (Lvl 3) "The legal description of the subject property mentioned on a mortgage which recorded on xx as compared with the legal description mentioned on deed which made on xx. However, other details like Lot number, book and page # are matching, but the metes and bounds are not provided in the legal description of the subject mortgage."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated and not signed by borrowers."
* Missing Appraisal (Lvl 2)     "Appraisal missing in loan file."
* TIL not hand dated (Lvl 2)     "TILA is not hand dated by borrowers."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 04/08/2021, the borrower is current with the loan. The current UPB reflected is in the amount of $10,387.56 which is less than the tape balance by 25%."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 missing in loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17472632	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$150.00	$1,248.88	05/18/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,194.38	6.040%	360	360	xx	xx	$0.00	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/10/2013	$210,032.12	Not Applicable	4.000%	$877.81	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Title Evidence Origination Appraisal Credit Application	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final title policy is missing in the loan file. And there is no title commitment or Preliminary policy in the loan file to consider."	* Water/Sewer Taxes (Lvl 3) "As per the updated title report, there is a Water/Sewer/Utlilties lien in the amount of $34.84 with xx. In searcher's notes and the dashboard it was mentioned as possibility of Foreclosure by senior non-mortgage lien."
* Litigation (Lvl 3)     "As per the servicing comments, the file was in litigation for the Right to Cancel. The comment dated 05/10/2012 shows that the borrower filed a non-suit of the compliant and litigation was resolved. And the comment dated 02/06/2015 states that the litigation is still active.  No further information available."
* Issue with the legal description or recorded instrument (Lvl 3) "The legal description mentioned on the Deed doesn't match with the legal description mentioned on the subject Mortgage. The Block mentioned as "xx" on the Deed and in the Mortgage Block "xx" was mentioned."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."
* Title Review shows break in assignment  (Lvl 2)     "As per the updated title report, the chain of assignment is incomplete and no assignment of mortgage found in the loan file. The assignee should be xx."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per the updated title report, the annual taxes for the year 2017 are delinquent in the amount of $150.00."
* Application Missing (Lvl 2)     "Final Application is missing in the loan file."
* Foreclosure Delay or Contested (Lvl 2)     "As per the servicing comments the foreclosure was contested. The comments dated 02/16/2012 states that foreclosure sale canceled due to the borrower contesting the foreclosure.
The comments dated 03/04/2013 mentions that the foreclosure was resolved as the borrower working on the modification and the foreclosure to move forward."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31022616	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	xx	$0.00	$0.00	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$589.93	6.470%	180	180	xx	xx	$13,416.35	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Origination Appraisal Right of Rescission Credit Application Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $589.93 with the rate of interest 6.470% and a maturity date of 01/20/2022. The current P&I as per payment history is the $319.65. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. As per the collection comment dated 07/11/2019 states the loan modification has been completed on 07/11/2019. However, the loan modification agreement is missing."	* Title Rvw shows lower lien position than loan docs (Lvl 3) "Per the Updated Title Report, the subject mortgage originated xx is in 2nd lien position. There is an active senior Civil judgment against the borrower xx in the amount of $192.00 with the xx, recorded on xx. Final Title Policy at Origination does not reflect this Judgment as an exception to the policy. A possible title claim can be filed."
* Title Review shows major title concern (Lvl 3) "There is an active senior Civil judgment against the borrower xx in the amount of $192.00 with the xx, recorded on xx. Final Title Policy at Origination does not reflect this Judgment as an exception to the policy. A possible title claim can be filed."	* Missing Appraisal (Lvl 2) "Appraisal report from origination is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR provided in the file is not executed by the borrower.  There is no signature line and borrower was only required to sign if she wished to cancel."
* Application Missing (Lvl 2)     "Application at origination is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in the current scope."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in the current scope."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32703924	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	$0.00	$0.00	04/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$273.79	6.870%	180	180	xx	xx	$6,562.83	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Credit Application Right of Rescission	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per xx report dated 6/20/2017, there are two Municipal Liens were found in the favor of the xx totaling in the amount of $3000. The subject property is located in the PA state which is a super lien state, there is a risk of property being foreclosed due to above unpaid lien. Therefore, the subject mortgage is on other lien position."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per the xx report Subject mortgage is on other lien position as there are two Municipal Liens were found open in the favor of the xx totaling in the amount of $3000."	* Loan is Paid Off or Zero Balance - There is evidence in the file - (Lvl 3) "The review of the payment history shows that the last payment was received on 4/12/2021, in the amount of $273.79, which was applied for 4/1/2021. The UPB stated in the payment history is $4216.63. The more than 75% of the principal balance is paid."	* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."
* Application Missing (Lvl 2)     "Final loan application is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is not signed and hand dated by borrower."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 4/21/2021, the borrower is current with the loan and the next due date for payment is 5/15/2021. The last payment was received on 4/21/2021 in the amount of $273.79 which was applied for due date 4/15/2021. The current P&I is in the amount of $273.79. The current UPB reflected as per the payment history is in the amount of $4,216.63."	B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78365579	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,903.00	05/28/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,371.05	6.450%	360	360	xx	xx	$84,413.68	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/21/2016	$212,508.65	Not Applicable	2.950%	$1,129.07	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Right of Rescission	xx	2: Acceptable with Warnings	* TIL not hand dated (Lvl 2) "Final Truth in lending is not hand dated by borrower."
* Application Missing (Lvl 2)     "Final 1003 is missing in loan file."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70017937	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,309.24	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$383.39	6.700%	180	180	xx	xx	$14,667.00	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income or Assets	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Origination Appraisal Credit Application	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 01/15/2021, the borrower is active in covid-19 forbearance plan. No further details have been found regarding covid-19.

Updated Comment:
The collection comment dated 1/15/2021, states that the borrower’s income has been impacted by covid19. The same comment states that the borrower active in forbearance plan. However, further details regarding the forbearance plan are not available."
* The property has unrepaired damages (Lvl 4)     "As per the comment dated 09/09/2019, the subject property had damaged due to causality of loss. The comment dated 09/27/2019 shows the date of loss is 08/31/2019, type of loss is fire and the approximately claim amount is $15,120.40. The comment dated 11/13/2019 shows the check has been received for the amount of $15,120.40 with the xx from xx. Bid amount has been received for the amount of $17828.00.

Update Comment:
As per the comment dated 09/09/2019, the subject property had damaged due to causality of loss. The comment dated 09/27/2019 shows the date of loss is 08/31/2019, type of loss is fire and the approximately claim amount is $16120.24. The comment dated 11/13/2019 shows the check has been received for the amount of $15,120.40 with the xx from xx. Bid amount has been received for the amount of $17828.00. No further details have been found regarding repairs have been completed or not."	* Title issue (Lvl 3) "Schedule B of the Final Title policy shows that the evidence of satisfaction is required for the three judgments mentioned as below. 1st one is for the amount of $61307.37 recorded on xx. 2nd one is for the amount of $1792.48 in favor of xx. . 3rd one is for the amount of $5538.93 in favor of xx."	* Right of Rescission missing or unexecuted (Lvl 2) "Available copy of ROR is not signed by the borrower."
* Written or verbal dispute (Lvl 2)     "Update Comment:
As per the comment dated 04/14/2021, the borrower is disputing for negative credit report history. No further details have been found regarding dispute matter."
* State Tax Judgment (Lvl 2)     "There are 3 State tax liens against borrower totaling in the amount of XXXX in the favor of XXXXn."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* Application Missing (Lvl 2)     "Final Application is missing in the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "Update Comment:
The loan present status is performing.
According to the payment history as of 05/07/2021, the borrower is currently making the regular payments and the next due date is 05/18/2021. Last payment was received on 04/10/2021 in the amount of $619.09. The new UPB is reflected in the amount of $11,605.75. As per the seller tape data as of 04/28/2017, the unpaid principal balance is $34,367.62. However, the current balance is lower than the tape balance by more than 25%.

Updated Comment:
As per the review of the payment history as of 4/18/2021, the borrower is regular with his payments and the next payment is due for 4/1/2021.The last payment was received on 3/11/2021 which was applied for 3/1/2021 and the PITI is $619.09. The P&I is in the amount of $383.39 and an interest rate of 6.700%. As per the payment history the current UPB is in the amount of $11,945.55 which is more than 25% less than the current balance."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active"
																																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,120.24	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89465882	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$5,664.48	05/12/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$556.19	6.340%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Right of Rescission Title Evidence Origination Appraisal Credit Application	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final Title Policy is missing and commitment also not found in the loan file."
* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-1/FCD is missing to test the compliance (Lvl 4) "This loan is from the New Jersey State which has unlimited assignee liability for State high cost and we are unable to test compliance due to missing HUD"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file, however points and fees are considered from fee itemization in the file in order to run ComplianceEase.."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the schedule D in voluntary petition, the unsecured portion is given in the amount of $2,046.62 out of total claim amount of $85,064.62."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is not signed and hand dated by all the borrowers."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is "Moderate" as this loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Updated :  BK not active."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test that is charged for CPL fees in the amount of $57.00."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per payment history the UPB is $47,497.68. However, as per tape data the UPB is $85,046.62."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89671467	xx	xx		561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$8,755.24	05/31/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$4,172.41	7.250%	360	360	xx	xx	Not Applicable	Conventional	ARM		Purchase	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Final policy	Not Applicable	$168,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2010	$742,894.22	Not Applicable	3.625%	$2,763.93	xx	Financial Hardship	xx	xx	xx	xx		xx	1: Acceptable					A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45376114	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,571.12	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$827.76	8.200%	360	360	xx	xx	$27,071.13	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$126,965.05	$36,690.05	7.000%	$561.00	xx	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $827.76 with the rate of interest 8.20000 % and a maturity date of 7/1/2037. The P&I as per payment history tape data is the $461.84 and PITI is $697.58 and unable to determine the rate of .However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Issue with the legal description or recorded instrument (Lvl 3) "Legal description of a warranty deed, mortgage, and assignment of mortgage matches except for Lot Number.
As per warranty deed and appraisal report, it is Block xx. However, as per mortgage and assignment of mortgage with Instr| Book/Page#xx."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per note the loan was originated on xx.however as the borrower is current with the loan the unpaid principle balance as per payment history is xx and tape data shows xx .Hence the unpaid principle balance is less than 25% of Original Principle Balance."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update:- BK is still active. No evidence found in latest comments.

As per the comment dated 5/6/2019, the bankruptcy XXXX case was closed on 12/XX/2018."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the points and fees test.

																																																																																																								GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data $5,870.00 Comparison Data $5,535.00 Variance+$335.00"		A	B	Elevated	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34250020	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$5,781.86	$15,189.83	05/12/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,660.04	5.495%	360	360	xx	xx	$144,143.63	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	2.826%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 05/01/2020 the borrower’s income has been impacted due to covid-19."	* Operative index value is unable to confirm (Lvl 2) "Unable to confirm operative index value from available loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2) "As per updated title dated 6/1/2017, 2015 second installment school taxes are delinquent in the amount of $5781.86, which was good through 6/30/2017."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "According to the payment history as of dated 04/12/2021 the current UPB is $335,016.88."
																																																																																																									* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of dated 04/12/2021 the next due date is 05/01/2021."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97963051	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$2,064.94	04/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,122.65	8.990%	360	360	xx	xx	$7,261.00	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			41.665%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2011	$119,097.64	Not Applicable	4.115%	$626.78	xx	Financial Hardship	xx	xx	xx	xx		xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "As per last modification agreement dated 03/01/2011, the new principal balance is in the amount of $119,097.64. The lender has forgiven agreed to forgive principal balance in the amount of $21,700, which exceeds 2% of modification amount."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition, the amount of secured claim without deducting the value of the collateral is xx and the value of the unsecured claim is xx. However, the subject mortgage loan amount is xx."			A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49078432	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$583.89	05/20/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$528.92	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2012	$81,196.35	Not Applicable	4.625%	$371.58	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	2: Acceptable with Warnings			* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active." * MI, FHA or MIC missing and required (Lvl 2) "MI Certificate is missing in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51056507	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,833.06	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$830.21	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2011	$140,679.78	Not Applicable	2.000%	$575.80	xx	Financial Hardship	xx	xx	xx	xx	Final Title Policy	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 3/1/2020, borrower informed that his income is affected by covid and he need payment assistance."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of secured claim without deducting the value of collateral is xx and the value of unsecured claim is $ 18,461.00"
* Comment history is incomplete (Lvl 3)     "Updated Comment: Collection comments are available from 2/4/2020 to 4/9/2021. However, we require for latest 24 months. Collection comments are missing from 5/1/2019 to 1/31/2021.   Comment history is available from 2/4/2016 to 5/15/2017. Comment history is missing from 5/16/2015 to 2/3/2016. We require latest 24 months comment history."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3) "Final Title policy is missing in the loan file. However, commitment was found in the loan file located at "xx"."	* The property has unrepaired damages (Lvl 2) "As per comment dated 5/4/2020, the loss amount is $5147.54. Draw xx in the amount of $5,147.54 has been sent to the borrower. No further details found regarding damage."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL  Loan data $170,870.57 Comparison data $172,531.57 Variance  -$1,661.00.  TILA APR Test: FAIL Loan data 6.750%  Comparison data 6.878%  Variance-0.128%"
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $172,531.57. The disclosed finance charge of $170,870.57 is not considered accurate because it is understated by more than $100. This loan failed the TILA APR test., transferred from 12 CFR §226.22(a)(2), (4) ) FAIL The annual percentage rate (APR) is 6.878%. The disclosed APR of 6.750% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,147.54	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69661769	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$6,333.39	05/05/2021	xx	Yes	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,270.21	8.057%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Condo/PUD Rider Credit Application	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "The Lost note affidavit found in the loan file located at (xx) which shows that Original Note has been lost. However the copy of note is available in loan file."
* Describe the BK payment plan (Lvl 3)     "Update : As per the comment dated 05/15/2019, the plan base amount is xx and total paid into plan for the amount of xx. Also, the same date comment stated that the principal paid amount is xx. The comment dated 07/16/2019 shows the full claim balance has been paid in the amount of xx and the comment dated 01/14/2020 shows the ongoing paid amount is xx."
* Foreclosure Delay or Contested (Lvl 3)     "As per comment dated 07/18/2012, foreclosure was contested for additional fee in the amount of $1,400.00. However,contested matter not yet resolved."
* The property has unrepaired damages (Lvl 3)     "Update : As per the comment dated 05/10/2019 & 06/03/2020, the subject property had damaged due to wind on 08/31/2012. There are two check has been received on xx for the amount of $5000 & $3274.78 with the check#xx from xx."
* The foreclosure is contested by Borrower/ interested party (Lvl 3)     "As per comment dated 07/18/2012, foreclosure was contested for additional fee in the amount of $1,400.00. However,contested matter not yet resolved."
* Litigation (Lvl 3)     "As per comment dated 06/04/2013, Litigation action was found. The reason for litigation is not provided in the collection comment. However, litigation was not resolved yet."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3)     "According to the payment history as of 05/05/2021, the borrower is currently making the regular payments and the next due date is 07/01/2021. Last payment was received on 5/05/2021 in the amount of $1865.89. The current P&I is $1206.59. The new UPB is reflected in the amount of $293,362.85. As per the seller tapa data as of 04/28/2017, the current UPB is $172,425.52 which is more than 25% less than the current balance.

Updated Comment:
According to the payment history as of 4/1/2021, the borrower is currently making the regular payments and the next due date is 6/1/2021. Last payment was received on 4/1/2021 in the amount of $1865.89. The current P&I is $1206.59. The new UPB is reflected in the amount of $294,079.31. As per the seller tapa data as of 04/28/2017, the current UPB is $172,425.52 which is more than 25% less than the current balance."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL"
* Condo / PUD rider Missing (Lvl 2)     "PUD rider is missing in the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per review of the updated title dated 06/21/2017, there is a federal tax lien against XXXX in the favor of Internal Revenue Service in the amount of $23,376.90 and was recorded on 03/24/2014."
* Variation in Parcel number(APN#) (Lvl 2)     "xx."
* Title shows an assignment chain break (Lvl 2)     "Chain of the assignment is not complete. There is a missing assignment from xx"
* Application Missing (Lvl 2)     "Final 1003 application is missing in loan file."
* TIL not hand dated (Lvl 2)     "Final Truth in lending is not hand dated by the borrower, however, the date is printed on Final truth in lending."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Property Damage (Lvl 2)     "As per comment dated 12/31/2013, the subject property was damaged. The nature of the damage is not mentioned in the collection comment. The borrower has received loss draft in the amount of $2,000.00.
																																																																																																								No latest comment reporting damage to the subject property."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,500.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	73845893	xx	xx	561-692	12855	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	xx	$0.00	$3,966.58	05/14/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$679.30	5.650%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject mortgage is in fourth lien position. As there are following HOA/COA lien :
1. The HOA lien against :xx recorded on xx in the amount of xx with xx.
2.The HOA lien against :xx recorded on xx in the amount of xx with xx.
3.The HOA lien against :xx recorded on xx in the amount of xx with xx.
The subject property is located State of TX.  There is a risk of the property to be getting foreclosed due to above unpaid liens."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "Collection comment dated 7/11/2020 states RFD as Covid 19 impact. No other information about Covid impact was found in the collection comments."
* Title Review shows major title concern (Lvl 4)     "As per Updated title report, there are following HOA/COA liens :
1. The HOA lien against :xx recorded on xx in the amount of xx with xx.
2.The HOA lien against :xx recorded on xx in the amount of xx with xx.
3.The HOA lien against :xx recorded on xx in the amount of xx with xx."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment is incomplete as no assignment found on record for subject mortgage."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per tape data as of 4/28/2017, the UPB was $92,907.67. However, the payment history as of 4/10/2021 shows current UPB $124,751.44."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40088089	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,792.38	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$708.75	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Credit Application Final Truth in Lending Discl.	xx	3: Curable	* Water/Sewer Taxes (Lvl 3) "As per updated title report dated 6/20/2017 shows there is one Water/Sewer/Utility taxes open on the subject property in the amount of $5,573.38 with xx."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of claim value of collateral is xx however, unsecured portion is $30,762.00"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test
The annual percentage rate (APR) is 5.780%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan files."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan files."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan files."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test"		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6482531	xx	xx	xx	561-692	2000510279446	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$298.80	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$496.75	12.950%	360	360	xx	xx	$19,812.67	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Missing Required State Disclosures Initial Escrow Acct Disclosure Missing Required Disclosures Credit Application Notice of Servicing Transfer	xx	4: Unacceptable	* Comment history is incomplete (Lvl 3) "The collection comments are available from 07/15/2019 to 02/28/2020, 04/23/2020 to 05/13/2021. However, we require 24 months of the collection comments. The comments are missing from 06/01/2019 to 06/30/2019, 03/01/2020 to 03/31/2021."	* MI, FHA or MIC missing and required (Lvl 2) "MI, FHA is missing from loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Caroline State. The required state disclosures are missing from the loan file as follow.
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Priority of Security Instrument Disclosure
4. Fee Agreement"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from loan files."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Application Missing (Lvl 2)     "Final Application is missing from loan files."
* Title Review shows break in assignment  (Lvl 2)     "The chain of the assignment has not been completed. Currently, the mortgage is with xx which was recorded on xx. Missing assignment to xx."
																																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of Servicing Transfer is missing from loan files."		D	D	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6271109	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,300.22	05/17/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$755.88	6.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Verification of Stated Income	No	xx	xx	Not Applicable	Not Applicable	Unavailable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	Credit Application Mortgage Insurance HUD-1 Closing Statement Final Truth in Lending Discl. Origination Appraisal Modification	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."
* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4)     "This loan is FHA. The loan was originated on 729/2009 as an FHA loan with case xx. No indication of any changes in loan type found in the loan file."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $755.88 with the rate of interest 6.00000 % and a maturity date of 8/1/2039. The P&I as per payment history tape data is the $518.92 and PITI is $754.22 and unable to determine the rate of interest . However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final Settlement statement along with Estimated Hud and Itemization is missing in the loan file. Per seller confirmation dated xx this document is not available with them."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is incomplete. The payment history is available of 6/10/2019 to 6/18/2019 and from 8/7/2019 to 8/28/2019 and is available of individual month   10/4/2019 and from 1/10/2020 to 4/12/2021. However, we required complete 24 months payment history. The payment history is missing from 5/1/2019  to 5/31/2019 and from 7/1/2019 to 7/31/2019 and from 11/1/2019 to 12/31/2019 ."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $2689.69 as an unsecured portion out of claim amount $120,896.69. Did not see comments indicating a cram down."	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file. Per seller confirmation dated 8/28/2017 this document is not available with them."
* MI, FHA or MIC missing and required (Lvl 2)     "This is FHA transaction but the Mortgage Insurance Certificate is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file. Per seller confirmation dated 9/1/2017 this document is not available with them."
																																																																																																								* Missing Appraisal (Lvl 2) "The appraisal report is missing in the loan file. Per seller confirmation dated 8/XX/2017 this document is not available with them."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91698989	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,139.88	05/07/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$837.04	5.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Verification of Stated Income	Yes	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2011	$139,505.10	Not Applicable	4.500%	$706.85	xx	Financial Hardship	xx	xx	xx	xx	Final Title Policy is not legible	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 3/30/2005 as an FHA loan with xx. There is no any comment found regarding MI cancellation/FHA connection. No indication of any changes in loan type has been found in the loan file."	* Title issue (Lvl 3) "As per Original Note, Mortgage and U-Title report borrower name is listed as xx. However, Final TPOL shows Title is vested in the name of xx.
This can be cured by correcting the borrower's name in the final TPOL."
* Final Title Policy is not legible (Lvl 3) "Copy of Final TPOl available in the loan file is illegible because, Title policy is signed by authorized person without xx."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the Indiana license validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "IN License Validation Test: FAIL
This loan failed the Indiana license validation test. (IN HEA 1359, Ind. Code § 24-4.5-1-101, Ind. Code § 24.4.4-1-101)
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Modification Issue (Lvl 2)     "As per Original Note, Mortgage and U-Title report borrower name is listed as XXXX However, Modification Agreement made on 3/XX/2011 shows borrower name as XXXX."
* Property Damage (Lvl 2)     "Collections Comment dated  5/17/2016 states there was water damage in the bathroom. Other details of actual damage & repair cost not provided. The borrower had filed an insurance claim and received a check. However, current occupancy status and property condition unable to determine. The latest property inspection report also not available in the loan file."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18357809	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,771.80	05/17/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$834.99	5.250%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Origination Appraisal Mortgage Insurance HUD-1 Closing Statement Credit Application	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 08/31/2009 an FHA loan with case xx. No indication of any changes in loan type found in the loan file."	* Title issue (Lvl 3) "Currently, the property is vested in the name of xx. They both have signed the mortgage, however, title company had only insured xxon the TPOL. This can be cured by adding an addendum to the TPOL including the name of Co-borrower."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with Estimated Hud-1 and Itemization is missing in the loan file. Per seller confirmation dated xx this document is not available with them."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL missing in the loan file.
Per seller confirmation dated 9/1/2017 this document is not available with them."
* Missing Appraisal (Lvl 2)     "Appraisal report along with supporting document 1008 missing in the loan file. Per seller confirmation dated 8/28/2017 this document is not available with them."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate missing in the loan file. Per seller conformation dated 9/1/2017 this document is not available with them."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 application along with transmittal is missing in the loan file. Per seller confirmation dated 8/28/2017 this document is not available with them."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18804544	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$66.37	$936.37	05/25/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$425.76	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Reduced	Yes	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 5/22/2006 as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $6,914.25 as unsecured portion out of claim amount $54,414.25. Did not see comments indicating a cram down"	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the loan origination fee test. The loan origination fee is greater than 1% of the original principal amount. Mortgagors may not be charged an origination fee greater than one percent on forward mortgages."
* State Tax Judgment (Lvl 2)     "As per updated title report, one state tax lien open against the borrower recorded on 03/XX/2017 in favor of XXXX in the amount of XXXX
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per pro title dated 8/14/2017, water/sewer bills are delinquent in the amount of $66.37, which was due for 8/24/2017."
																																																																																																								* Application Missing (Lvl 2) "Final loan application is missing in the loan file."		A	B	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37297168	xx	561-692	561-116	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,241.64	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,601.79	6.875%	360	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2011	$440,858.56	Not Applicable	4.500%	$2,233.77	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan has failed TILA APR Test. Loan data: 0.000% Comparison Data: 7.170% Variance:-7.170%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing form the loan file. Per seller confirmation dated 9/1/2017 this document is not available with them."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.  The annual percentage rate (APR) is 7.170%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing in the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88742548	xx	xx	561-692	12862	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	xx	$0.00	$2,740.22	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,952.95	6.625%	360	360	xx	xx	$57,565.99	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/31/2009	$319,115.62	Not Applicable	5.050%	$1,549.35	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Active Judgment Against Borrower (Lvl 3) "As per updated title report there is senior civil judgment against the borrower open found in the amount of $8910.21 which is recorded on xx and holder of lien is xx however, final title policy at the time of loan origination is clear."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Settlement date is different from note date (Lvl 2) "As per note, loan origination date is xx however, as per final HUD-1 settlement date is xx."
																																																																																																								* Property Damage (Lvl 2) "As per servicing comment dated on 11/17/2014 subject property was damage due to disaster however, property damage amount is not present in comment."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:AVM	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50392656	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Hawaii	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,509.15	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$2,807.29	$3,762.29	6.875%	360	360	xx	xx	$42,473.08	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2010	$522,925.01	Not Applicable	2.000%	$1,773.57	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Available Hud-1 is not signed by the borrower however, information considered from the same to run the compliance."
																																																																																																							* Loan has been determined to have an unsecured debt (Lvl 3) "As per Schedule D of Voluntary Petition, The Loan has been determined to have an unsecured debt in the amount of $184,450.00."	* Settlement date is different from note date (Lvl 2) "As per Settlement Statement, Settlement date is xx however, note date is xx ."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	77735903	xx	xx		561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$2,034.07	05/01/2021	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$473.23	5.875%	360	360	xx	xx	$14,732.22	Conventional	Fixed		Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/30/2014	$70,440.68	Not Applicable	5.875%	$381.45	xx	Financial Hardship	xx	xx	xx	xx		xx	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96057101	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$0.00	05/06/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$862.00	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$164,707.87	Unavailable	Unavailable	$1,014.13	xx	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per the updated title report, there is as Muni/City/Code Lien in the amount of $1,735.05 with xx The property is located in PA state which is superlien state. There is a possibility of Foreclosure by senior non-mortgage lien."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "The comment history dated 4/8/2020 shows that the borrower's income has been affected by covid 19."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "The loan modification document is missing from the loan file. As per the latest payment history, the P&I is in the amount of $1,014.13 which is different from the previous mod P&I of $937.59. Also, the latest PH shows that the loan was modified on 9/1/2020 with the modified UPB of $164,707.87."
																																																																																																						* Title Rvw shows lower lien position than loan docs (Lvl 4) "The lien position of the subject mortgage went on second as there is a Muni/City/Code Lien in the amount of $1,735.05 with xx. The property is located in PA state which is superlien state. There is a possibility of Foreclosure by senior non-mortgage lien. Possible title claim can be filed."	* Foreclosure Delay or Contested (Lvl 3) "The servicing comments dated 10/11/2012, states that the loan delinquency reason is contested litigation and it also shows xx will not pay on some items. What items it states are unclear. No further information available."	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6521194	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$844.17	05/10/2021	xx	Yes	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$309.49	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/22/2014	$52,253.42	Not Applicable	4.625%	$239.13	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Foreclosure Delay or Contested (Lvl 3) "Evidence of FC contested found on loan however as per servicing comments dated 06/11/2016 foreclosure contested issue resolved. No further evidence found about contested."
* Lost Note Affidavit (Lvl 3)     "Lost Note affidavit with doc locator "xx" found in loan file signed on xx."
* Deceased Borrower(s) (Lvl 3)     "Updated title report and collection comment confirms Borrower xx passed away on xx. Death certificate for the same is available in updated title file on page # xx. Current owner is xx, surviving tenant."
* Litigation (Lvl 3) "As per available servicing comment dated 07/11/2016 litigation process is active on loan and documents sent to attorney. No further evidence found."	* Title Review shows break in assignment (Lvl 2) "Updated Title review shows break in assignment as on title report chain of assignment is unavailable."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* The foreclosure is contested by Borrower/ interested party (Lvl 2) "Evidence of FC contested found on loan however as per servicing comments dated 06/11/2016 foreclosure contested issue resolved. No further evidence found about contested."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2239930	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$9,114.62	05/04/2021	xx	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$795.65	8.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Final Truth in Lending Discl. HUD-1 Closing Statement Right of Rescission Credit Application	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD-1 and itemization is missing in the loan files."
* Deceased Borrower(s) (Lvl 3) "As per the comment dated 8/19/2016, the borrower xx was deceased on xx. However, a death certificate was not found in the loan files."	* Litigation (Lvl 2) "As per the servicing comment dated 9/20/2013, the loan is in litigation. The reason for litigation is not provided in the servicing comment. However, as per the servicing comment dated 8/22/2016, the litigation issue was resolved."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan files."
* Title shows an assignment chain break (Lvl 2)     "Chain of the assignment is incomplete. There is a break in the chain of the assignment. The assignment is missing from xx"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan files."
* Foreclosure Delay or Contested (Lvl 2)     "As per the servicing comment dated 12/16/2016, the borrower is contesting the foreclosure. The reason for contesting is not provided in the servicing comment. However, as per the servicing comment dated 3/10/17, the contested issue was resolved."
* The foreclosure is contested by Borrower/ interested party (Lvl 2)     "As per the servicing comment dated 12/16/2016, the borrower is contesting the foreclosure. The reason for contesting is not provided in the servicing comment. However, as per the servicing comment dated 3/10/17, the contested issue was resolved."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per payment history, the UPB is $138,439.86. However, as per tape data, the UPB is $75,106.65."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan files."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing in the loan files."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48409866	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$6,756.21	05/25/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,526.63	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable		xx	PUD	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/08/2014	$230,754.02	Not Applicable	4.625%	$1,056.00	xx	Financial Hardship	xx	xx	xx	xx		xx	3: Curable		* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $12,0000 as unsecured portion out of claim amount $262,000.00. There are no comments available that indicating a cram down."			A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95466595	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$875.94	05/20/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$402.09	9.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	xx	xx	12.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file, however tape data shows the loan is insured. MI coverage is xx%."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file however, original appraised value is taken from the Uniform Underwriting and Transmittal Summary (1008).
Per seller confirmation dated 9/1/2017 this document is not available with them."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to confirm from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75000969	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,172.33	05/01/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,031.49	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Origination Appraisal Credit Application Modification Final Truth in Lending Discl.	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is Conventional fixed rate mortgage with P&I of $1,031.49 with the rate of interest 8.500 % and a maturity date of $1,031.49. The P&I as per payment history is $987; however, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. This modification agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The tape data of payment history reflects the UPB as $106,599.16 and as per the payment history as of 4/30/2021, the UPB is $156,617.81 which is due to loan modification.

Update May 2021: The tape data of payment history as of 7/30/2027 reflects the UPB as $106,599.16. As per latest pay history as of 5/1/2021 the current UPB is $156,544.04."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file.
Per seller confirmation dated 9/1/2017 this document is not available with them."
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan file. Per seller confirmation dated 8/28/2017 this document is not available with them."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 8.255%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file.

																																																																																																								Per seller confirmation dated 9/1/2017 this document is not available with them."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95235132	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,692.65	05/25/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,321.52	7.500%	360	360	xx	xx	$29,742.48	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Modification Mortgage Insurance	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1321.52 with the rate of interest 7.50% and a maturity date of 2/XX/2037. The P&I as per payment history is the $1230.03 and rate of interest is 6.00%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance Certificate is missing from loan file. However, tape data shows the loan is insured. The MI coverage is xx%."	* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrowers."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrowers."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Brokerage/Finder Fee Test: FAIL $5,120.00 $3,780.00 +$1,340.00"
* Foreclosure Delay or Contested (Lvl 2)     "Collection comment dated 03/17/2017 shows previously FC was initiated in 2009 and evidence of FC contested during this period found in collection comment but no detailed information is available on same however FC was placed on hold due to Litigation and BK CH 11 case # XXXX
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as loan is failing for State Regulation."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93501106	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,060.86	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$1,083.75	$1,296.25	6.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Verification of Stated Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2010	$215,926.69	Not Applicable	2.000%	$818.22	xx	Financial Hardship	xx	xx	xx	xx	Title Evidence Origination Appraisal	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final Title Policy at origination is missing in the loan file and there is no commitment / preliminary report is available in the file either.
Per seller confirmation dated 9/1/2017 this document is not available with them."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D of a voluntary petition, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is in the amount of $82,062.00. There is no comment regarding a cram down."	* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to determine from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Settlement date is different from note date (Lvl 2)     "The loan was originated on xx and the settlement date is xx."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file.
																																																																																																								Per seller confirmation dated 9/1/2017 this document is not available with them."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52320168	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,244.36	05/06/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$2,162.84	$2,616.29	8.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Verification of Stated Income	No	xx	xx	35.000%	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2011	$360,709.07	Not Applicable	3.625%	$1,445.08	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	3: Curable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "Update, BK not active."
* Title issue (Lvl 3)     "As per Final Title Policy, the date of policy is xx which is before Note date xx, however, the reference of the subject mortgage dated xx is mentioned in it."
																																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file, however tape data shows the loan is insured. MI coverage is xx."	* Operative index value is unable to confirm (Lvl 2) "Unable to calculate operative index from the available loan file." * TIL not hand dated (Lvl 2) "TIL is hand dated by the borrower."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26308972	xx	561-692	561-116	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,125.50	05/25/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,049.53	7.250%	360	360	xx	xx	$8,404.14	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	6.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/23/2008	$162,702.93	$20,000.00	7.000%	$949.40	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 1/12/2021, the RFD is curtailment of income. No further details have been found."	* Lost Note Affidavit (Lvl 3) "Original Note was lost or damaged. There is a Lost Note affidavit dated xx available in the loan file. doc locator "xx" found in file."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage Insurance Certificate is missing from loan file. However, tape data shows the loan is insured. The MI coverage is xx."	* ComplianceEase TILA Test Failed (Lvl 2) "Compliance fail for TILA Foreclosure Rescission Finance Charge Test and TILA APR Test.
TILA Foreclosure Rescission Finance Charge Test- Loan data XXXX Comparison Data XXXX hence Variance -$2651.76.
TILA APR Test:- Loan data 7.385%, Comparison Data 7.465% hence Variance -0.179%."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance fail for TILA Foreclosure Rescission Finance Charge Test and TILA APR Test."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11250309	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$9,574.82	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	$2,522.81	$6,189.80	7.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	xx	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2012	$782,737.64	$481,100.00	2.000%	$913.44	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per the updated title report dated on 8/16/2017, there is one xx in favor of xx and was recorded on 4/11/2014. However, the amount of municipal tax lien is not provided. As the subject property is located in CA. There is a risk for the subject property that may be get foreclosed due to above unpaid lien."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 8/16/2017, the subject mortgage was originated on 6/21/2007 in favor of xx for xx. The subject mortgage is in second lien position. As there is one Notice of Violation of xx in favor of xx Code Enforcement Officer for the xx. As the amount of municipal lien is unavailable."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/23/2019 to 09/24/2019 and 11/20/2019 to 04/10/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 10/01/2019 to 10/31/2019."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Settlement date is different from note date (Lvl 2)     "As per Note, the loan was originated on xx, which is 8 days after origination of the loan."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete as currently the mortgage is with xx."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7319827	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,370.34	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$775.13	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	No Verification of Stated Income	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 12/10/2008 as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance Certificate is missing in the loan file, As per appraisal report the LTV is greater than 80.000%, hence the MI certificate is required."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97557626	xx	561-692	561-116	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,468.72	05/21/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,242.86	8.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	xx	xx	35.000%	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/17/2010	$189,680.26	Not Applicable	4.125%	$807.56	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Credit Application	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing from the loan file, however tape data shows the loan is insured. MI coverage is xx."
* Loan has been determined to have an unsecured debt (Lvl 3)     ""Schedule-D in Voluntary petition shows $24,774.00 as unsecured portion out of claim amount $184,774.00. Did not see comments indicating a cram down.”"
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/1/2019 to 5/31/2019, 7/1/2019 to 7/31/2019, 10/1/2019 to 3/31/2020, 5/1/2020 to 4/30/2021. However, we required 24 months of payment history. The payment history is missing from 6/1/2019 to 6/30/2019, 8/1/2019 to 9/30/2019, 4/1/2020 to 4/30/2020."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."
* Cash out purchase (Lvl 2)     "As per HUD-1 Settlement there is Cash To in the amount of $469.54. However, the purpose of the transaction is Purchase."
* Application Missing (Lvl 2)     "Final Application is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative Index value source document could not found be found in the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8011568	xx	561-692	561-116	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,328.97	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,708.79	8.150%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$57,400.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	Unavailable	Unavailable	Not Applicable	Unavailable	$1,726.71	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Evidence of Litigation (Lvl 4) "According to the collection comment dated 6/28/2019, the litigation matter has been found. However the reason for litigation is not defined in the latest collection comment and no comment found which state litigation has been resolved."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4)     "Update:- BK is still active. No evidence found in latest comments."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $1,708.79 with the rate of interest 8.15000 % and a maturity date of 7/1/2037. The P&I as per payment history tape data is the $1,726.71 and PITI is $2,224.17 and unable to determine the rate of interest. However, there is an increased in P&I with respect to Note data which seems that there would be a possible modification. As per comment dated 7/28/2020, states that the loan mod was completed on 7/28/2020. The modification document is not found in the loan file."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from the available loan file ."
* Settlement date is different from note date (Lvl 2)     "Original note is datedxx which is not aligned with HUD-1 dated xx."
* Final TIL Date after actual transaction date (Lvl 2)     "Original Note is dated xx which is not aligned with final TIL dated xx."
																																																																																																								* State Tax Judgment (Lvl 2) "As per the updated title report dated 8/20/2017 there is one state tax lien recorded on 08/18/2014 in the amount of $285.66 in the favor of xx"		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	59347904	xx	561-692	561-116	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,642.30	05/11/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,171.14	5.375%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	48.024%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2013	$166,306.39	Not Applicable	3.500%	$746.79	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Mortgage Insurance	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."
* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) ""This loan is FHA. The loan was originated on 8/12/2009 as an FHA loan with xx. However the MI certificate is missing from the loan file. No indication of any changes in loan type has been found in the loan file.""	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test. TILA APR Test loan data shows 0.00% & comparison data shows 5.499% and variance shows -5.499%. The annual percentage rate (APR) is 5.499%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test (TILA) and prohibited fees test (State Regulation)."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prohibited fees test. Loan data: $100.00,  Comparison data: $0.00,  Variance: +$100.00 The loan charges one or more prohibited inspection fees that are not needed to ascertain the completion of construction or repairs."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "Mortgage insurance certificate is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68277479	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$640.68	05/12/2021	xx	Yes	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,163.96	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/16/2014	$213,730.20	$64,119.06	4.625%	$684.66	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/21/2020, the borrower’s income has been reduced due to covid-19."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D of Voluntary Petition shows the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx however the unsecured portion is $62,405.96."
* Foreclosure Delay or Contested (Lvl 3)     "As per available servicing comments states that foreclosure contested matter resolved on xx but latest comment dated xx shows foreclosure contested process to be open. No further evidence found about foreclosure contested."
																																																																																																							* The foreclosure is contested by Borrower/ interested party (Lvl 3) "As per available servicing comments states that foreclosure contested matter resolved on xx but latest comment dated xx shows foreclosure contested process to be open. No further evidence found about foreclosure contested. Subject BWR is current."	* MI, FHA or MIC missing and required (Lvl 2) "Mortgage Insurance Certificate missing in loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90483826	xx	561-692	561-116	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$8,268.34	05/27/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,731.28	4.375%	360	360	xx	xx	$67,689.40	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Legal Description Mortgage Insurance	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 11/1/2010 as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* Legal Description missing (Lvl 3) "Legal Description of subject property is missing on the Vesting Deed recorded on xx. However, Property Address mentioned on available copy of Deed is matching with other related documents.
This can be cured by re-recording of Deed with Correct Legal Description."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The unpaid principal balance is reflected in the amount of xx which is greater than the original balance is $547,037.00."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the RESPA originator compensation validation test.
This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per recorded mortgage, final title policy the subject property owner is xx who is the current owner of the property."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing in the loan file. Per seller conformation dated 9/1/2017 this document is not available with them."
* The property has unrepaired damages (Lvl 2)     "According to comment dated 10/1/2020, the subject property had damages due to fire. The property needs repairs. However, we are unable to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the RESPA originator compensation validation test."		B	B	Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	58206723	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	$0.00	$0.00	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$279.50	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	22.731%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Mortgage Insurance Affiliated Business Disclosure HUD-1 Closing Statement Modification	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "Updated Title Report dated 4/15/1998 shows, there are 2 active Liens has been found on updated title report;
1. There is an active junior Muni/City/Code Lien against the subject property in the amount of xx which was recorded on xx in favor of "xx".
2. There is an active junior Water/Sewer/Utilities against the subject property in the amount of xx which was recorded on xx in  favor of 'Water Lien" however there is no specific document for this lien on updated title report only a screen shot of screen is given on updated title report which verify this lien.
The subject property is in PA state which comes under super lien state." Said liens effect on subject property can be cured if all said unpaid liens are paid off."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per updated title report, the subject mortgage is in other lien position due to 2 active Liens which has been found on updated title report;
1. There is an active junior Muni/City/Code Lien against the subject property in the amount of xx which was recorded on xx in favor of "xx".
2. There is an active junior Water/Sewer/Utilities against the subject property in the amount of xx which was recorded on xx in  favor of 'Water Lien" however there is no specific document for this lien on updated title report only a screen shot of screen is given on updated title report which verify this lien.
The subject property is in PA state which comes under super lien state." Said liens effect on subject property can be cured if all said unpaid liens are paid off."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $279.50 with the rate of interest 6.625% and a maturity date of 05/01/2028. The current P&I as per payment history is the $361.35. However, there is a increase in P&I with respect to Note data which seems that there would be a possible modification. However, the modification agreement is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "As final HUD-1 is available in loan file but some fees are hand written ."	* MI, FHA or MIC missing and required (Lvl 2) "Subject Loan exceed 80% LTV however mortgage certificate is required which is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Form is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of Service Provider is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Title Review shows break in assignment  (Lvl 2)     "The assignment is not started with the subject lender, "xx"."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91583745	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,591.45	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$2,127.47	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	Unavailable	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "As per the servicing comments dated 03/14/2017, cram down quote in the amount of $466,009.86 and the quote can be viewed in ICMP. The comments dated 03/13/2017 states that the cram down format/amounts approved. As per the comment dated 01/21/2016 BK Mod/Cram down completed. No further information available."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 04/09/2020 states the borrower’s income impacted by covid-19 pandemic. The forbearance assistance request has been submitted on 04/15/2020. No further details have been found."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Finance Charge Test: FAIL $407,635.08 $409,211.75 -$1,576.67.
TILA Foreclosure Rescission Finance Charge Test: FAIL $407,635.08 $409,211.75 -$1,576.67"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $409,211.75. The disclosed finance charge of $407,635.08 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $409,211.75. The disclosed finance charge of $407,635.08 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27910329	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$853.17	$2,730.99	05/03/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$783.55	5.500%	360	360	xx	xx	$31,513.96	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	27.269%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2010	$136,567.26	Not Applicable	3.250%	$658.45	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the first lien prohibited fees test. :-
Loan data is $695.00 which is comparison with $0.00  and variance is $695.00
As per hud -1 borrower was paid to the lender for the appraisal fee in the amount of $275.00, Credit Report fee in the amount of $20.00 processing fee in the amount of $350.00, Administration fee in the amount of $20.00 and verification fee in the amount of $25.00.
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties.
This loan failed the document preparation fee test. :-
Loan data is $150.00 which is comparison with $0.00 and variance is +$150.00
Charging a fee for preparation of loan documents constitutes unauthorized practice of law and violates a plain reading of §484.010 and 484.020.
This loan failed the broker fees test due to one or more of the following findings: :-
Loan data is $1473.84 which is comparison with $1380.00 and variance is $93.84
The loan has DIDMCA preemption selected, collects fees from the borrower that directly compensate the broker and the sum of all broker fees is greater than 1%;

This loan failed the origination fee and broker fee test. :-
Loan data is $1473.84 which is comparison with $1380.00 and variance is $93.84
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the first lien prohibited fees test.
This loan failed the document preparation fee test
This loan failed the broker fees test due to one or more.
This loan failed the origination fee and broker fee test."
																																																																																																								* Title Review shows outstanding delinquent taxes (Lvl 2) "As per updated title taxes for the year of 2014 was delinquent in the amount of $853.17."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8844053	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$536.42	05/14/2021	xx	No	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$647.28	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	18.761%	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$96,923.17	Not Applicable	5.500%	$499.90	xx	Financial Hardship	xx	xx	xx	xx	Title Policy	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."
* Title Review shows major title concern (Lvl 4)     "As per the Pro title report dated 6/2/2017 shows that there are two Notice of Assessment Lien (HOA Lien/COA lien) on the subject property in the total amount of $3.633.00 open with xx recorded on xx and xx respectively. The subject property is located in NJ state which is super lien state there is risk of the property to be getting foreclosed."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in third lien position. As there are two Notice of Assessment Lien (HOA Lien/COA lien) on the subject property in the total amount of $3.633.00 open with xx recorded on xx and xx respectively."	* Title policy missing (Lvl 3) "Final title policy at origination is missing from the loan files however, title commitment is available at (xx), the values updated as per commitment."
																																																																																																							* Payment History is not Complete (Lvl 3) "Payment history is available from 10/5/2016 to 5/17/2017 and payment history is missing from 6/1/2016 to 10/4/2017. We need latest 12 months payment history."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72090552	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,510.63	04/29/2021	Unavailable	Yes	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,413.17	7.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$75,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,413.17 with the rate of interest 7.875% and a maturity date of 04/01/2036. The current P&I as per payment history is the $1,409.78. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 05/31/2019 states the order approving loan modification agreement with BSI Financial Service was signed on 05/02/2019. However, the modification agreement is missing from the loan file."	* Amount of title insurance is less than mortgage amount (Lvl 3) "As per note, original mortgage loan amount is xx and as per final title policy insurance amount is xx. However, the final title policy insurance amount is less than original loan amount."
* Title issue (Lvl 3)     "The mortgage description in the final title policy is showing mortgage was dated on xx, but the mortgage is dated xx as per note."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition, the amount of secured claim without deducting the value of the collateral is xx and the value of the unsecured claim is $23,416.00."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $315,539.16. The disclosed finance charge of $315,335.15 is not considered accurate because it is understated by more than $100."
* Foreclosure Delay or Contested (Lvl 2)     "As per servicing comment on 12/5/2016, the contested was found it. The reason for contested is additional fees in the amount of $3993.75. No details are found in the collection comments. However, unable to determine whether contested matter was resolved or not."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL Loan Data $315,335.15, comparison data  $315,539.16 and variance is -$204.01."
																																																																																																								* The foreclosure is contested by Borrower/ interested party (Lvl 2) "As per servicing comment on 12/5/2016, the contested was found it. The reason for contested is additional fees in the amount of $3993.75. No details are found in the collection comments. However, unable to determine whether contested matter was resolved or not."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5603221	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$4,487.32	05/15/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$856.10	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	PUD	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	$30,950.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	2: Acceptable with Warnings			* Settlement date is different from note date (Lvl 2) "The settlement statement is dated xx which is not aligned with note dated xx."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55835443	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,583.12	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$978.45	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2013	$168,956.30	Not Applicable	4.375%	$755.61	xx	Financial Hardship	xx	xx	xx	xx	Legal Description	xx	3: Curable	* Legal Description missing (Lvl 3) "As per Warranty Deed dated on xx between the xx(Grantor) and xx (Grantee) recorded on xx, legal description date shows as xx."	* Loan has been determined to have an unsecured debt (Lvl 2) "As per voluntary petition loan has been determined unsecured debt in the amount of $4602.00

Updated:- As per comment dated 6/17/2019, the bankruptcy case was discharged on xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. This loan failed the TILA right of rescission test."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test. Loan data is $202859.46 which is comparison with $202907.26 and variance is -$47.80. The finance charge is $202,907.26. The disclosed finance charge of $202,859.46 is not considered accurate for purposes of rescission because it is understated by more than $35. This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53256108	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$638.23	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$719.63	$802.97	7.575%	360	480	xx	xx	$21,385.15	Conventional	ARM	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per the collection comment dated 04/03/2019, the borrower xx had deceased. However, the date of death is unable to determine."
																																																																																																							* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 06/29/2019 to 06/29/2019 and 08/09/2019 to 07/30/2020 and 09/02/2020 to 05/03/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 07/01/2019 to 07/31/2019 and 08/01/2020 to 08/31/2020."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update:- BK not active"		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	65744309	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$362.00	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$680.97	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Origination Appraisal Final Truth in Lending Discl. Credit Application	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $680.97 with the rate of interest 7.125% and a maturity date of 09/01/2037. The current P&I as per payment history is the $498.71. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 06/29/2019 states the loan modification agreement has been signed. However, the modification agreement is missing from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is "moderate" as loan is failing for TILA APR test."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan file. Initial TIL is also missing."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test:
The annual percentage rate (APR) is 7.171%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
Loan data APR is 0.00% and Comparison date APR is 7.171%. Final and Initial TILA missing in loan file."
																																																																																																								* Application Missing (Lvl 2) "Final application is missing from the loan file. Initial application is also missing."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	77701036	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$864.22	05/17/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$285.51	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Property is vacant (Lvl 3) "As per latest BPO report dated 3/18/2017, the property is vacant and in good condition."	* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
																																																																																																								* Property Damage (Lvl 2) "There is water damage found in BPO report and the cost of repair is in the amount of $400. No further details noted."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93212917	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$2,317.32	05/18/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	$819.00	$1,035.73	6.000%	360	360	xx	xx	$66,248.69	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2012	$178,298.83	Not Applicable	6.000%	$981.02	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The Subject mortgage was originated on 12/XX/2004 with borrower xx. However, as per the warranty deed dated 12/XX/2004, the property is transferred from the grantor xx to grantee xx Living Trust. Now, the property is vested in the name of xx."
* State Tax Judgment (Lvl 2)     "As per the updated title dated 5/XX/2017, there is one state tax lien was found open against the xx in the amount of XXXX
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final HUD-1, the settlement date is xx which is two days after the note date."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	82443479	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,286.00	05/28/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$993.11	4.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$100,000.00	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Evidence of Litigation (Lvl 4) "As per comment dated 10/9/2019, the servicer advised that the loan is in active litigation. No further details have been found."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. TILA Finance Charge Test: loan data $164,596.12, Comparison data $165,015.92, Variance -$419.80. The finance charge is $165,015.92. The disclosed finance charge of $164,596.12 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. TILA Foreclosure Rescission Finance Charge Test: loan data $164,596.12, Comparison data $165,015.92, Variance -$419.80. The finance charge is $165,015.92. The disclosed finance charge of $164,596.12 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test. The finance charge is $165,015.92. The disclosed finance charge of $164,596.12 is not considered accurate because it is understated by more than $100. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $165,015.92. The disclosed finance charge of $164,596.12 is not considered accurate for purposes of rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6878188	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,701.34	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$349.19	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Good Faith Estimate	xx	2: Acceptable with Warnings	* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69765353	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$9,136.42	05/18/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,348.99	6.000%	360	360	xx	xx	$44,446.55	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/01/2013	$206,720.36	Not Applicable	6.000%	$1,137.40	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission	xx	2: Acceptable with Warnings	* Right of Rescission missing or unexecuted (Lvl 2) "ROR missing from the loan file."
* Zip code given on note conflicts with the code present in Scienna (Lvl 2)     "Zip code for the subject property as per Final 1003, HUD-1, Note. Mortgage and assignment of mortgage is showing as "07662" however, Appraisal report and updated title showing Zip code as "07663"."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "As per updated title report, there was a Cert of tax sale filed on 2/17/2015 with doc#2014-14-017 1863/2068 and also there was an Assignment of same tax sale filed on 2/9/2016 which was redeemed as per searcher’s note however, there were no any redemption date or amount available since tax sale was not in open status."
																																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.: Loan data is $116.00, allowed is $0.00 Hence, variance is +$116.00 The loan does charge fee(s) not provided for in this act, which is prohibited. A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2)discount points which may be labeled as an origination fee."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72015652	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$19.76	03/26/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$371.60	$439.90	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$13,935.00	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 1/28/2021, the borrower is in a Covid-19 forbearance plan. Hence the borrower income ha been impacted by Covid-19."	* Comment history is incomplete (Lvl 3) "Collection comments are available from for 6/10/2019, 8/10/2020 to 3/29/2021. However, we require for latest 24 months. Collection comments are missing from 7/1/2019 to 7/31/2020 and 4/1/2021 to 5/7/2021."
																																																																																																							* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary petition, schedule-D shows, amount of $8,902.37 as an unsecured portion out of amount of claim $63,902.37."	* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower." * Application Missing (Lvl 2) "Final 1003 Application is missing in the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50757884	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,148.20	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$513.54	5.750%	360	360	xx	xx	$6,716.38	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No			20.085%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	1: Acceptable				* The property had a tax sale - property or cert was sold to 3rd party (Lvl 1) "There was tax sale on subject property recorded on 10/XX/2010 and property went to xx, however the tax deed was redeemed and by quitclaim deed the property was transfer to the borrower on 10/XX/2013 and recorded on 12/XX/2013."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52862133	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$743.12	05/27/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$393.38	5.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/16/2013	$57,776.26	Not Applicable	5.875%	$312.87	xx	Financial Hardship	xx	xx	xx	xx	Credit Application HUD-1 Closing Statement Final Truth in Lending Discl. Origination Appraisal	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "There are 2 HOA liens in favor of Trustees of xx in the amount of $2430 & HOA lien in favor of xx recorded on subdivision recorded on 8/29/2006 in the amount of $3408.60 found respectively.
The subject property has located the State of Missouri, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien.
However, this is not in a state in which the subject mortgage may not be foreclosed out."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "There are 2 HOA liens in favor of Trustees of xx in the amount of XXXX & HOA lien in favor of xx in the amount of XXXX found respectively. However, the lien position will change to other."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 is missing in the loan file. Estimated HUD1 and Itemization also not found in the file."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/31/2019 to 6/29/2019, from 8/31/2019 to 11/27/2019, from 1/29/2020 to 7/24/2020, from 9/1/2020 to 4/2/2021. As we require 24 months payment history, the payment history is missing from 7/1/2019 to 7/31/2019, from 12/1/2029 to 12/31/2019, from 8/1/2020 to 8/31/2020."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing in the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42425282	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,111.76	03/04/2021	xx	No	Bankruptcy	Chapter 11	xx	$73,094.83	No	xx	$956.59	$1,137.85	6.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$73,094.83	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "The subject mortgage was originated on 05/2XX2005 in the amount of $176,000.00. The borrower filed bankruptcy under xx. The plan was confirmed on 2/XX/2012. The loan has been modified under Chapter 11. As per servicing comments, comment dated 10/31/2016, the proof of claim listing a secured claim of XXXX valued at XXXX at 5.25% over 360 months with P&I payment of $690.25 per month. Crammed down in the amount of $73,094.83."
* The property value crammed down (Lvl 4) "The subject mortgage was originated on 05/XX/2005 in the amount of XXXX The borrower filed bankruptcy under xx on 1/XX/2010. The plan was confirmed on 2/3/2012. The loan has been modified under Chapter 11. As per servicing comments, comment dated 10/31/2016, the proof of claim listing a secured claim of XXXX valued at XXXX at 5.25% over 360 months with P&I payment of $690.25 per month. Crammed down in the amount of $73,094.83."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/29/2019 to 7/9/2019, from 10/7/2019 to 12/27/2019, from 2/14/2020 to 3/4/2020, from 5/5/2020 to 9/30/2020, for 11/2/2020, from 1/6/2021 to 1/27/2021 and from 3/4/2021 to 4/13/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 8/1/2019 to 9/30/2019, from 1/1/2020 to 1/31/2020, from 4/1/2020 to 4/30/2020, from 10/1/2020 to 10/31/2020, from 12/1/2020 to 12/31/2020 and from 2/1/2021 to 2/28/2021."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm Operative Index Value from available loan file."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The per note loan was originated on xx which is one day after note date."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92333029	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,197.38	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$660.41	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/05/2012	$89,741.55	$26,922.47	4.625%	$287.48	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Right of Rescission Origination Appraisal HUD-1 Closing Statement Credit Application	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 06/03/2019 to 10/25/2019 and 12/10/2019 to 12/14/2020 and 02/05/2021 to 03/31/2021 and 05/05/2021 to 05/05/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 11/01/2019 to 11/30/2019 and 01/01/2021 to 01/31/2021 and 04/30/2021 to 04/30/2021."
* Loan has been determined to have an unsecured debt (Lvl 3)     "Voluntary Petition, schedule-D shows amount of $36,000 as an unsecured portion out of amount of claim $96,000."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD1 is missing in the loan file. Estimated HUD1 and itemization also not found in the file."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97390350	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,797.35	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$360.03	7.750%	120	120	xx	xx	$25,080.20	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2011	$35,142.75	Not Applicable	7.750%	$237.78	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Collection comments are available from 1/3/2020 to 11/24/2020. However, we require for latest 24 months. Collection comments are missing from 5/1/2019 to 12/31/2019 and 12/1/2020 to 5/7/2021."
* Title issue (Lvl 3)     "As per original note and recorded mortgage, the origination date is xx. However, final title policy shows the mortgage date as xx.
Also there is a Commitment title policy available in the loan file dated xx."	* Settlement date is different from note date (Lvl 2) "AS per HUD-1 settlement date is xx which is not aligned with the original note date xx."
* Property Damage (Lvl 2)     "As per collection comment dated 04/30/2014, there was a damage noted to the subject property. The nature of the damage is flood and ceiling damage as mentioned in comments. The borrower will be paying back in grace in the amount of $649.84. However, no further comment was found regarding the claim filed or repairs were done or not.
As per exterior inspection report dated 05/07/2017, there was no damage noted to the subject property."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13870233	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,137.00	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,708.01	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Credit Application	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Comment history is incomplete (Lvl 3) "Collection comments are available from 5/10/2019 to 5/11/2019, for 7/11/2019, and 2/24/2020 to 5/11/2021. However, we require for latest 24 months. Collection comments are missing from 6/1/2019 to 6/30/2019 and 8/1/2019 to 1/31/2020."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the Voluntary Petition Schedule D, the amount of secured claim without deducting the value of the collateral is xx and the value of the unsecured claim is $62,572.98. However, the subject mortgage loan amount is $260,000."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test as Loan data is  0.000%, Comparison data  6.913%, and the  Variance  -6.913%"
* Settlement date is different from note date (Lvl 2)     "As per Note, subject mortgage is originated on xx which is different from note date."
* Property Address on HUD incorrect (Lvl 2)     "As per Note, Mortgage and Final Appraisal, subject property address is "xx". Street address is different in HUD-1 and Final Title Policy."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.913%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Title shows an assignment chain break (Lvl 2)     "Chain of the assignment is incomplete. Latest assignment is from xx For xx"
																																																																																																								* Application Missing (Lvl 2) "Final 1003 Application along with Transmittal is missing in the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90409952	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,765.50	05/25/2021	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.42	5.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$30,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$934.90	Unavailable	Unavailable	xx	xx	xx	xx	HUD-1 Closing Statement Right of Rescission Credit Application Origination Appraisal Final Truth in Lending Discl.	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 5/21/2020, the borrower stated that her husband was unemployed. The loan Mod was completed on 6/8/2020."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also there is no estimated HUD-1 or itemization found in the loan file."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file as well as underwriting transmittal is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	38508324	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$689.14	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$347.64	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test.
As per note interest rate is 6.672% which is comparison with 6.250% and variance is +0.422%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrowers."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the interest rate test."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28077724	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$1,897.42	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$944.01	6.875%	360	360	xx	xx	$29,663.15	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/24/2012	$137,802.09	$5,322.09	4.625%	$606.27	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "As per updated title report, the subject mortgage went on other lien position as, there are  four real estate tax lien were found pending. 1)The first real estate tax was open against xx, Tax Collector which is recorded on xx in the amount xx
2)The second real estate tax was open against xx, tax collector which is recorded on xx in the amount
xx
3)The third real estate tax was open against xx Tax collector which is recorded on xx in the amount xx
4)The fourth real estate tax was open against xx, Tax collector which is recorded on xx in the amount xx
The property is located in CA state. There is a risk of the property to be getting foreclosed due to above unpaid liens."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report, there are four Real estate tax lien was found against borrower. first lien against xx in the favor of xx, Tax collector for the total amount is xx and third real estate tax lien was found in the favor of xx, Tax collector for the amount is xx Fourth real estate tax lien was found in the favor of xx, Tax Collector for the amount is xx
The property is located in CA state. There is a risk of the property to be getting foreclosed due to above unpaid liens."	* Payment History is not Complete (Lvl 3) "Payment history is available from 10/5/2016 to 5/17/2017. Payment history is missing from 5/18/2016 to 10/4/2016. We required latest 12 months payment history."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 10/7/2016 to 5/15/2017. Comment history is missing from 5/16/2015 to 10/7/2016. We required latest 24 months collection comments."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by borrower."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per Schdule-D of Voluntary Petition, the amount of unsecured debt is $33,987.00 and the amount of claim without deducting value of collateral is xx."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "As per the ROR, the transaction date is xx. Hence, date is not consistent."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per the review of updated title dated on 6/10/2017, there is an IRS Lien against xx in favor of Department of the treasury internal revenue service which is recorded on 9/28/2010 for amount $5,022.99."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34140666	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$101.40	05/18/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$280.74	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	3: Curable		* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of secured claim without deducting the value of collateral is xx and the value of collateral of unsecured claim is $9,037.00."	* The property has unrepaired damages (Lvl 2) "As per comment dated 2/25/2020, the property had roof damages. The claim was filed in the amount of XXXX No further details have been found."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,227.58	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26111585	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$913.96	$2,146.50	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$323.23	3.750%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Good Faith Estimate	xx	2: Acceptable with Warnings	* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
																																																																																																								* Title Review shows outstanding delinquent taxes (Lvl 2) "2017 Borough annual taxes are past due (Under 30 days) until 6/1/2017 in the amount of $913.96."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22011192	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,712.76	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$726.76	4.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$17,640.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification Origination Appraisal	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $726.76 with the rate of interest 4.625% and a maturity date of 06/01/2042. The current P&I as per payment history is the $889.55. However, there is a increase in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 11/21/2018 states the loan modification has been completed on 11/21/2018. However, the modification agreement is missing from the loan file."	* Active Judgment Against Borrower (Lvl 3) "As per Updated Title report dated 06/13/2017, there are 2 Civil judgment recorded on xx(Dated prior to subject lien) in the amount of $8504.69 & $8410.29 respectively with the plaintiff's name xx however, Final Title Policy not indicating regarding the same."	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Compliance Ease risk indicator is Elevated due to following :
This loan failed the maximum LTV test due to one or more of the following findings:
The loan-to-value (LTV) ratio is greater than 95%.
The combined loan-to-value (CLTV) ratio is greater than 95%.
xx will not purchase a conventional mortgage with a LTV ratio or CLTV ratio greater than 95%."
																																																																																																								* LTV or CLTV exceeds 104% (Lvl 2) "CLTV Ratio is xx using value used by lender at xx Appraisal is missing however the Mortgage Commitment in the file reflects the LTV Ratio is xx. There is a 2nd lien that was subordinated at origination causing the CLTV Ratio to be over 100%."		A	B	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3202579	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$4,047.71	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,486.43	7.375%	360	360	xx	xx	$168,971.50	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Right of Rescission	xx	3: Curable	* Payment History is not Complete (Lvl 3) "Payment history is available from 10/5/2016 to 5/17/2017 and missing from 6/1/2016 to 10/4/2016. We need last 12 months payment history."	* Title Report is not for correct Property (Lvl 2) "Property address is not matching with updated title report dated 6/13/2017. Updated title report shows address as xx"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test, the loan data is $551,755.58 and comparison data is XXXX hence, variance is -$69.00.
The finance charge is XXXX The disclosed finance charge of $551,755.58 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title shows an assignment chain break (Lvl 2)     "As per the Pro title report dated 6/13/2017, shows that current assignment is incomplete. The assignment of mortgage missing from property transfer from xx."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22177955	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,610.30	05/12/2021	Unavailable	No	Loss Mitigation	Chapter 11	xx	Not Applicable	Yes	xx	Not Applicable	$3,226.14	5.750%	180	180	xx	xx	$151,532.36	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	2.751%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/22/2019 to 06/30/2020 and 08/03/2020 to 02/24/2021 and 04/14/2021 to 04/14/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 07/01/2020 to 07/31/2020 and 03/01/2021 to 03/31/2021."
* Issue with the legal description or recorded instrument (Lvl 3) "Legal description under subject mortgage does not match deed(s) or related documents."	* Title Review shows major title concern (Lvl 2) "Missing warranty deed as "Grantee" R. Julian Lackey and "Grantor" Larry C. Martin."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the late fees test. Late Fees Test: FAIL Loan Data 5.000% Comparison Data 3.099% Variance+1.901%."
* Property Damage (Lvl 2)     "The Property inspection dated 04/25/2016 states repairs are needed in the amount $1,000.00 and As is Price is $520,000 and repaired price is listed as $532,000. However damage related comments not found in the collection comments and latest inspection report dated 5/6/2017."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "According to the payment history as of 04/14/2021, the borrower is current with the loan. The current UPB reflected is in the amount of $39,194.90. The current balance is lower than the tape balance is due to the loan was reinstated in the amount of $133,388.89 on 05/22/2019."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	23598751	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$10,468.54	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,758.62	6.500%	240	240	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2013	$327,749.49	Not Applicable	3.375%	$2,374.33	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Final Truth in Lending Discl. Right of Rescission Title Evidence Origination Appraisal Credit Application	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final Title Policy at origination is missing from loan file and there is no commitment/ preliminary report is available in the file either.""	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal Description mentioned on Deed is not matching with legal description mentioned on recorded mortgage. The part of the legal on deed starts with "xx". This part of the legal is missing in the recorded mortgage.
Legal mentioned on the recorded mortgage is "xx. along xx.""	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																																								* Application Missing (Lvl 2) "Application is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32088324	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$13,810.94	04/30/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,930.06	5.455%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$972.40	Unavailable	Unavailable	xx	xx	xx	xx	Final Truth in Lending Discl. HUD-1 Closing Statement Credit Application Origination Appraisal Modification	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report, there is Muni/ City / Code lien found against the property in the amount of $1146.00, recorded on 7/8/2014 and holder of lien is Bureau of housing inspection. The subject property located in NJ State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens."
* Title Rvw shows lower lien position than loan docs (Lvl 4)     "Subject mortgage is in second lien position. xx has confirmed in their title report that, there is Muni/ City / Code lien found against the property in the amount of $1146.00, recorded on 7/8/2014 and holder of lien is Bureau of housing inspection. The subject property located in NJ State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens."
* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $2,930.06 & interest rate 5.455% with the maturity date 7/XX/2020. As per the review of updated payment history, the current P&I is $1,751.63. The current rate is unable to determine. There is difference in P&I with respect to note data which seems that there would be a possibility of modification. Also, the comment dated 7/8/2019 shows the borrower successfully completed his temporary Mod. The permanent modification was approved on 8/21/2019. However, the copy of executed Mod is missing from the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file as well there is no itemization and initial HUD-1 is available."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* State Tax Judgment (Lvl 2)     "As per updated title report there is multiple state tax lien found against the borrower in the amount of XXXX recorded on 1/XX/2015 ."
* Title shows an assignment chain break (Lvl 2)     "The Chain of Assignment is not complete.  The latest assignment was from xx."
* Matured Loan (Lvl 2)     "The loan is originated on 6/XX/2005 with the amount XXXX & the maturity date 7/XX/2020. The loan was modified in the year 2010 with the maturity date 7/XX/2043. However, according to the recent collection comments review, the new Mod has been done in the year 2019 with the effective date on 8/XX/2019. The loan was matured, but the extended maturity date of new modification is unable to determine as no comments stated information regarding same. Also, the copy of executed Mod is missing from the loan file.

Updated comment:
																																																																																																								According to the recent collection comments review, the new modification has been done in the year of 2019 with the effective date on 8/21/2019. The seller's tape data shows the maturity date as 7/1/2043."		D	D									Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	87533937	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$3,698.16	05/31/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,411.85	5.000%	360	360	xx	xx	$0.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Good Faith Estimate	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Title Rvw shows lower lien position than loan docs (Lvl 3) "Review of updated title report dated 6/15/2017 shows the subject mortgage is originated on xx.
There are five senior mortgages -
1.Mortgage in the amount of xx.
2. Mortgage in the amount of xx.
3. Mortgage in the amount of xx.
4. Mortgage in the amount of xx.
5. Mortgage in the amount of xx.
2016-2017 county 1st installment were paid off in the amount of 1,849.08 dated 9/30/2016.
Final title policy at the origination does not reflect exception senior mortgage it shows  a clear title. Possible title claim can be filed."
* Title Review shows major title concern (Lvl 3)     "Review of updated title report dated 6/15/2017 shows the subject mortgage is originated on xx.
There are five senior mortgages -
1.Mortgage in the amount of xx.
2. Mortgage in the amount of xx.
3. Mortgage in the amount of xx.
4. Mortgage in the amount of xx.
5. Mortgage in the amount of xx.
2016-2017 county 1st installment were paid off in the amount of 1,849.08 dated 9/30/2016.
 Final title policy at the origination does not reflect exception senior mortgage it shows  a clear title. Possible title claim can be filed."
* Comment history is incomplete (Lvl 3)     "Servicing comment history is provided from the 10/10/2016 till 5/2/2017. As we required latest 24 months comment history for review, the comment history is missing from the 6/1/2015 till 10/9/2016."
* Deceased Borrower(s) (Lvl 3) "Title report shows first chain of title between xx, as tenants by the entireties, unto the survivor of them Grantee on xx."	* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate due to RESPA originator compensation validation test is failed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good of estimate is missing from the loan file."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending disclosure is missing from the loan file."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "CompliaceEase TILA test failed due to TILA right of rescission test is failed due to Right of Rescission is missing from the loan file."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78480341	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	xx	$0.00	$2,106.35	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$1,034.41	6.250%	360	360	xx	xx	$31,082.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$133,742.10	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1034.41 with the rate of interest 6.25% and a maturity date of 11/1/2036. The P&I as per payment history is the $975.67 and rate of interest is 5.25%. However, there is reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. As per tape data, the loan has been modified on 9/25/2015 with a modified principal balance of $133,742.10."	* Active Judgment Against Borrower (Lvl 3) "There is one senior divorce (xx) judgment in favor of xx in the amount of $8406 recorded on xx. Title policy is clear."
* Loan has been determined to have an unsecured debt (Lvl 3)     "As per voluntary petition, amount of claim without deducting value of collateral is xx and unsecured portion is XXXX
* Payment History is not Complete (Lvl 3) "Payment history is available from 10/5/2016 to 5/17/2017. However, we require latest 12 months payment history. Missing payment history from 5/18/2016 to 10/4/2016."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Chain of assignment is not completed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per original note date is xx which is one day after note."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36458257	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,467.62	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,119.88	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition schedule D there is an unsecured amount of XXXX	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test:Loan Data Comparison Data Variance
                        5.000%              1.339%         +3.661%"
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test, hence the result is 'Moderate'."		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	30876942	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$33,829.66	04/20/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,475.40	5.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D of Voluntary Petition shows the amount of claim without deducting the value of the collateral as xx and value of the collateral as xx, however, the unsecured portion is XXXX	* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated from the loan file."
																																																																																																								* Not all borrowers signed TIL (Lvl 2) "TIL is not signed by borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2026289	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,145.26	04/30/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$898.38	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$538.78	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $898.38 with the rate of interest 6.3750% and a maturity date of 08/01/2037. The current P&I as per payment history is the $538.78. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 07/16/2019 states the loan was modified on 07/16/2019. However, the loan modification agreement is missing from the loan file."	* Comment history is incomplete (Lvl 3) "Servicing comments are available from 10/05/2016 till 05/12/2017.Comments history is missing from 05/13/2015 till 10/04/2016, We require latest 24 months of Comments history."
* Payment History is not Complete (Lvl 3) "Payment history is available from 10/5/2016 to 5/17/2017. Latest 12 months payment history is required and payment history is missing from 5/18/2016 to 10/4/2016."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the late fees test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $180,230.03. The disclosed finance charge of $179,558.83 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL $179,558.83 $180,230.03 -$671.20"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lenders license type in the state where the property is located.
Late Fees Test: FAIL 5.000% 2.000% +3.000%"
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33444766	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,829.10	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$503.63	6.000%	360	360	xx	xx	$2,958.89	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Right of Rescission	xx	4: Unacceptable	* Title issue (Lvl 4) "The subject mortgage was originated 07/XX/2005 and recorded on 08/01/2005 in the amount of $xx with lenderxx However, as per final title policy, the amount of insurance is $10,000.00. The provided final title policy insures a junior mortgage which was originated on same date 07XX/2005 and recorded on 08/XX/2005 in the amount of $10,000.00. However, final title policy shows the subject mortgage on scheduled B special exceptions."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test.
TILA APR Test: FAIL Loan data 0.000% comparison data 6.095% variance -6.095%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.095%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92278451	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$1,595.99	$3,076.45	05/05/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.17	6.000%	360	360	xx	xx	$2,707.62	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Origination Appraisal	xx	3: Curable	* Title policy missing (Lvl 3) "Final title policy is missing from the loan file however, title commitment dated 4/27/2005 is provided in the loan file."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per updated title report, 2016 2nd half county taxes are delinquent in the amount of $1,595.99 which had due till 12/31/2016."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not signed by the borrower."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2156338	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,055.24	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Unavailable	No	xx	$1,873.18	$2,214.43	6.250%	360	420	xx	xx	Not Applicable	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Title issue (Lvl 3) ""Successors & Assigns" clause is missing in the final title policy." * Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrower"	* Settlement date is different from note date (Lvl 2) "Updated as per the HUD-1 present in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "Updated ROR Transaction date as per the ROR present in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance fails TILA Foreclosure Rescission Finance Charge Test. The finance charge is $766,920.00. The disclosed finance charge of $546,482.98 is not considered accurate for purposes of rescission because it is understated by more than $35.
Compliance fails TILA APR Test as Loan data is 6.822%, Comparison data is 8.057% and Variance is -1.235%."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance fails TILA Finance Charge Test as Loan data is $546,482.98, Comparison data is $766,920.00 and Variance is -$220,437.02."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7136334	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$966.05	$1,822.74	03/31/2021	Unavailable	No	Bankruptcy Filing	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$398.98	5.500%	240	240	xx	xx	$10,087.83	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/10/2013	$55,944.34	Not Applicable	5.500%	$288.54	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The collection comment dated 12/21/2020, states that the borrower is in a Covid-19 forbearance plan. However, further details regarding the forbearance plan are not available."	* Title Review shows major title concern (Lvl 3) "As per recorded mortgage, vesting deed there are 2 borrower's xx. The final title policy reflects one borrower xx"
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is incomplete. The payment history is available from 11/1/2019 to 4/1/2021. However, we required complete 24 months payment history. The payment history is missing from 5/1/2019 to 10/31/2019."
* Active State Tax Lien Judgement. (Lvl 3) "As per updated title dated 6/15/2017, there are 3 civil judgments prior to subject mortgage in cumulative amount of XXXX	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per recorded mortgage, vesting deed there are 2 borrowers and final title policy reflects only one borrower."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per protitle report dated 6/15/2017, 2016-17 2nd installment taxes are delinquent in the amount $966.15."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10154878	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,701.35	03/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,413.07	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* Title issue (Lvl 3) "As per Final Title Policy name of insured is xx. However, successor's assignee clause is not mentioned."
																																																																																																							* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Executed Final HUD-1 is available in the loan file however, points and fees are hand written."			B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31737393	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,389.98	05/31/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$954.39	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* The property has unrepaired damages (Lvl 3) "As per the servicing comment dated 07/27/2020 the subject property has been damaged due to wind/hail and the date of loss is 4/18/2020. The check amount of $9948.89 has been received with check#xx and date as 07/08/2020. However, no comments have been found regarding the repairs have been completed or not."
* Not all borrowers signed HUD (Lvl 3)     "Final Hud-1 is not signed by the borrower."
* Comment history is incomplete (Lvl 3)     "The collection comments for 24 months are incomplete. Collections from 10/11/2016 to 05/11/2017 are available however, comments from 06/01/2015 to 09/30/2016 are missing from the loan file.

Updated Comment:-
Recent 24 months comment history is available from 5/7/2019 to 4/30/2021."
* Payment History is not Complete (Lvl 3)     "Payment history for 12 months are incomplete. Payment history from 10/05/2016 to 05/17/2017 is available however, payment history from 06/01/2016 to 09/30/2016 is missing from the loan file.

Updated Comment:-
																																																																																																							Recent 24 months payment history is available from 5/1/2019 to 4/30/2021."			A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,948.89	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32225363	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,896.27	05/06/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$1,876.15	7.000%	360	360	xx	xx	$10,373.85	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/06/2013	$294,147.81	$51,037.81	4.000%	$1,016.05	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Right of Rescission Credit Application Origination Appraisal	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of secured claim without deducting the value of collateral is $290,656.00 and the amount of unsecured claim of the collateral is $59,246.00."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliances Ease failed due to TILA APR Test as loan data shows as 0.000% comparison data shows as 7.179% and variance shows as -7.179%."
* ComplianceEase TILA Test Failed (Lvl 2)     "The annual percentage rate (APR) is 7.179%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Application Missing (Lvl 2)     "Final 1003 application is missing from the loan file as well as underwriting transmittal is also missing from the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8585850	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,995.16	05/11/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$279.43	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	24.212%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Modification HUD-1 Closing Statement Origination Appraisal	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the tape data as of 3/31/2011, the UPB was $31,649.67 and P&I was $279.43. As per the payment history as of 5/4/2021, the UPB is $46,033.05 with the new P&I of $239.83. As per the comment dated 7/19/2019, the loan modification was completed. There is a reduction in P&I with respect to Note data and previous modified data which seems that there would be a possible modification."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 is in loan file however points and fees are given hand written. As the same is considered for running compliances."	* TIL not hand dated (Lvl 2) "Final TIL document is not hand dated by all the borrowers."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the tape data as of 3/31/2011, the UPB was $31,649.67. As per the payment history as of 5/4/2021, due to loan modification the current UPB is $46,033.05."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "As per the comment dated 8/9/2019, the bankruptcy chapter 13 case #XXXX has been dismissed. Currently there is no active bankruptcy in the loan."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal value is taken from the available appraisal report dated on 05/10/2001, which is not within 120 days. As final appraisal report is missing from the loan file. Hence, available appraisal report is considered."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81570692	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,149.96	03/17/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$478.43	4.875%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2009	$51,747.13	Not Applicable	4.000%	$382.77	xx	Financial Hardship	xx	xx	xx	xx	Title Policy	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "The subject mortgage was originated on 3/XX/2004 with xx in the amount of $XXXX. There is senior mortgage prior to a subject mortgage in favor of xx found. No release found for the senior mortgage. The final title policy is missing in the loan file and available title commitment does not reflect this lien. Final HUD1 does not reflect payoff for a senior mortgage.However, the lien position will change to second."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage was originated on 3/XX/2004 with xx in the amount of $XXXX. There is senior mortgage prior to a subject mortgage in favor of xx in the amount of $XXXX dated 10/XX/1996 found. No release found for the senior mortgage. However, the lien position will change to second."	* Describe the BK payment plan (Lvl 3) "The loan was xx with amount XXXX and the maturity date 4/XX/2019. The loan was modified on 3/XX/2009 with the new maturity date 3/XX/2024.
The borrower had filed BK under xx. As per the recent servicing comment dated 6/8/2019, Trustee paid in full Pre-petition in the amount of XXXX & total ongoing payments in the combined amount of XXXX As per the payment history as of 4/12/2021, the current UPB is now remains as XXXX
This bankruptcy case is currently active."
* Title policy missing (Lvl 3)     "Final Title Policy at origination is missing from loan file. However, values are considered from title commitment located at 'XXXX'."
																																																																																																							* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "The seller's tape data provided as of 3/31/2017 shows the previous UPB in the amount of $31,085.09. As per the updated payment history, the current UPB is $6,815.33. This shows the current balance is lower than the tape balance by 25%."			A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84138296	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,681.33	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$966.36	5.250%	360	360	xx	xx	$7,622.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Collection comment dated 4/7/2020 states that borrower is impacted by Covid 19. Covid 19 impact is loss of job. No information about the FB plan was found in the recent comments."	* Issue with the legal description or recorded instrument (Lvl 3) "Legal Description is not in detailed in the Mortgage document however, The legal of the Vesting Deed is more detailed than that of the Mortgage and Assignments.
There is the difference in Legal Lot, Meets, and Bounds between Mortgage and Deed. As per Mortgage document Legal Description is xx However, as per Deed and Assignment, document shows detailed Legal Description is xx and xx making the intersection of the southerly line of xx with the easterly line xx and thence,
xx For Information only, being known as xx"	* TIL not hand dated (Lvl 2) "TIL not hand dated by borrower."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete currently the mortgage with xx."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by Borrower."		B	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99039903	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$408.29	$3,337.28	05/24/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$876.68	3.990%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 4/7/2020, the borrower stated that her husband was not working & she needs assistance with payments. 6 months RPP plan has been offered to the borrower starting from March until August. No further details have been found."	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/8/2019 to 2/28/2020, from 4/29/2020 to 10/29/2020, from 12/1/2020 to 4/27/2021. As we require 24 months payment history, the payment history is missing from 3/1/2020 to 3/31/2020, from 11/1/2020 to 11/30/2020."	* Title Review shows outstanding delinquent taxes (Lvl 2) "2016 2nd installment taxes are paid only in the amount $535.05, but an amount of $408.29 is delinquent if not paid by june."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The payment history seller's tape as of 3/31/2017 shows the UPB is XXXX But, the current UPB of payment history as of 4/27/2021 is remains as XXXX This shows current balance is lower than the tape balance by more than 25%."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27263051	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,780.69	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,637.81	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$30,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$1,376.41	Unavailable	Unavailable	xx	xx	xx	xx	Modification Credit Application	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed type mortgage originated with the P&I $1,637.81 & interest rate 6.25% with the maturity date 12/XX/2036. As per the review of updated payment history, the current P&I is $1,376.41. The current rate is unable to determine. There is difference in P&I with respect to note data which seems that there would be a possibility of modification. Also, the comment dated 10/19/2019 shows the borrower successfully completed his temporary Mod. The permanent modification was approved on 1/15/2019. However, the copy of executed Mod is missing from the loan file."
* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 4)     "The subject property was owned by xx at the time of origination - However, the only mortgagors on this mortgage are xx - On 1999 the title was transferred from xx through a Quit Claim deed. In 2006 xx (Who was not on the title earlier) took out the mortgage and both have sign the document.
We don’t have any document/evidence showing that the xx has removed from the title and xx has been added to the title."	* Loan has been determined to have an unsecured debt (Lvl 2) "As per Voluntary petition scheduled D, the unsecured portion is $55,196.00.

Updated comment:
As per comment dated 2/12/2020, the debtor discharged from bankruptcy on xx. The case was fully terminated on 1/6/2020 and the BK file was closed."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90028956	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$6,270.00	05/14/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,264.69	3.990%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Good Faith Estimate	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."
* The property has unrepaired damages (Lvl 4) "According to comment dated 06/12/2019, the subject property had some damages. The date of loss was 08/17/2018 and estimated cost of repairs is unable to determine. According to comment dated 07/17/2019, the check in the amount of $13,272.30 has been received on 07/16/2019. The collection comment dated 09/06/2019 states the 100% inspection has been completed and the borrower is satisfied with repairs done. The work of roof and siding repair needs to be completed. No further proceedings found."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $101,343.37. The disclosed finance charge of $101,269.20 is not considered accurate for purposes of rescission because it is understated by more than $35.
Loan Data $101,269.20, Comparison Data $101,343.37, Variance -$74.17."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test.
PA License Validation Test."
* Written or verbal dispute (Lvl 2)     "As per the collection comment dated 05/27/2020 states there is dispute regarding the borrower complaining about his credit report is reported incorrectly. The collection comment dated 08/25/2020 states advised we corrected the credit report and as of the date of this letter we have not reported any delinquencies."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 04/15/2021, the current UPB reflected is in the amount of $121,143.74 which is less than the tape balance by more than 25%."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing in the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing in the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		B	B	Moderate	Pass	Fail	Pass	Not Covered	Not Covered	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$13,272.30	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94605682	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$334.00	04/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$498.98	7.000%	360	360	xx	xx	$5,338.37	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per the comment dated 6/7/2019, the subject property had damage. The date of loss is 4/30/2019 and loss type is wind. The insurance claim was filed by the borrower. The approximate claim amount is $10,001. No further comment has been found stating the repairs have been completed."	* Title policy missing (Lvl 3) "Final title policy is missing from the loan file however, title commitment is available in the loan file." * Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* Property is Manufactured Housing (Lvl 2) "Appraisal report at the origination dated xx in file shows, the property is modular home. Updated title report also shows the property as a modular home and foundation type is continuous F."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test (State Regulation): Loan data is $1525.00, allowed is $1500.00, hence the variance is +$25.00.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test (State Regulation):"		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,001.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95113982	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,705.00	04/01/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$507.74	4.625%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	17.531%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Right of Rescission Good Faith Estimate	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per collection comment dated 7/1/2021 property had Wind/Hail damage in the amount of $11,200.00 with loss date 7/6/2020. No further information has been found." * Describe the BK payment plan (Lvl 4) "Borrower filed bankruptcy xx and the plan was confirmed on 3/7/2017. The comment dated 06/10/2019 shows the debtor was motion to sell filed on 06/07/2019. The borrower proposed to sell the property in the amount of $99K. The case was discharged on 2/26/2021. The comment dated 04/21/2021 shows the bankruptcy case was closed on 04/XX/2021."	* Initial Good Faith Estimate is Missing (Lvl 2) "Initial GFE is missing from the loan file."
* TIL not hand dated (Lvl 2)     "Final TIl is not hand dated by borrower."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "ComplianceEase exceptions test failed for PA License validation test."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the seller's tape data as of 3/31/2017, the prior UPB is "$45,599.48". The review of updated updated payment history as of 4/26/2021 shows the current UPB is "$12,708.62". Hence, the current balance lower than tape balance by more than 25%."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by borrower."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail :Loan data is $27652.48 and allowed amount is $27788.62, Hence, the variance is  -$136.14."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Final TIL Date after actual transaction date (Lvl 2)     "As per the note date is 3/4/2010, however, as per the final TIL the date is 3/5/2010."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is Moderate as loan is failing for TILA finance charge test and Exception."		B	B	Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,200.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90368569	xx	xx		561-692	xx	xx	xx	xx	xx	xx	xx	Washington	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$2,667.44	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$806.17	4.625%	360	360	xx	xx	$4,886.43	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	3: Curable		* Payment history is incomplete/ missing (Lvl 3) "Payment history is available for 6/5/2019 to 3/26/2020, from 5/2/2020 to 4/21/2021. As we require 24 months payment history, the payment history is missing from 4/1/2020 to 4/30/2020."	* Settlement date is different from note date (Lvl 2) "Settlement date is xx however closing date is xx"		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34760063	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	05/21/2021	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$147.62	7.298%	361	361	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Operative Index value could not be sourced."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file. However, Appraisal report dated xx which is more than 120 days old report found in the loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 5/23/2021, the borrower is current with the loan and the next due date for payment is 5/1/2021. The last payment was received on 4/23/2021 in the amount of $175.87 which was applied for due date 4/1/2021. The current P&I is in the amount of $117.67 and current PITI is in the amount of $175.87. The current UPB reflected as per the payment history is in the amount of $26,372.56."	A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18710068	xx	xx		561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,757.22	05/03/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.80	7.800%	360	360	xx	xx	$16,688.80	Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	3: Curable		* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by all borrower"	* Settlement date is different from note date (Lvl 2) "As per HUD-1 the settlement date is xx." * Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54032720	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,039.45	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,220.76	7.500%	360	360	xx	xx	$239,727.15	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrower."
* Comment history is incomplete (Lvl 3)     "The servicing comments are available from 12/02/2016 to 05/16/2017. The comments are missing from 05/16/2015 to 12/01/2016 as the latest 24 comments are required.
Updated Comment: Recent 24 months of collection comments are available."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is updated as per the ROR present in the loan file."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Dates taken from settlement statement."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3099137	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$3,439.70	05/10/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,436.19	6.650%	360	360	xx	xx	$35,678.36	Conventional	Fixed	Cash Out	xx	xx	No Verification of Stated Income or Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the servicing comment dated 03/30/2020 the borrower's income has been impacted due to covid-19."	* Deceased Borrower(s) (Lvl 3) "As per collection comment, the borrower xx."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is in Third lien position, as there are 2 open senior mortgages.
1. Senior mortgage in the amount of XXXX originated on 4/X/1990 and recorded on 4/XX/1990 with xx.
2. Senior mortgage in the amount of XXXX originated on 10/XX/1990 and recorded on 11/XX/1990 with xx "Lender"."
* Title Review shows major title concern (Lvl 3)     "Subject Mortgage was originated on 2/14/2008. Updated title Report dated 6/16/2017 shows there are 2 active Senior Mortgage on the subject property.
1. Senior mortgage in the amount of XXXX originated on 4/XX/1990 and recorded on 4/19/1990 with xx "Lender".
2. Senior mortgage in the amount of XXXX originated on 10/XX/1990 and recorded on 11/XX/1990 with xx "Lender".
All are originated before the subject mortgage of 2/XX/2008.

However, Hud-1 shows pay off  borrower 1st loan in the amount of XXXX
Final Title Policy at the origination does not reflect any exception for senior mortgages. It shows a clear title. Possible title claim can be filed."	* Settlement date is different from note date (Lvl 2) "The note date is xxwhich is not consistent with note date."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "Note date is xx, settlement date is xx and ROR transaction date is xx and expiration date is xx which is not consistent with note and HUD."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37440401	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,802.43	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$801.19	7.400%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Right of Rescission Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the tape data as of 3/31/2017, the UPB was $154,154.30 and P&I was $1,272.08. As per the payment history as of 4/16/2021, the UPB is $174,962.23 with the new P&I of $1,040.25. As per the payment history transaction dated 8/22/2019, the UPB was changed from $150,237.74 to $177,682.57. There is a reduction in P&I with respect to Note data and previous modified data which seems that there would be a possible modification."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 3/28/2020, the borrower income has been affected by Covid-19. The reason for default is the borrower was out of work due to Covid-19."	* Active Judgment Against Borrower (Lvl 3) "As per the xx dated xx shows that there is one senior civil judgment recorded on 07/24/2007 in the amount of $3,07.46 in favor of calivin herring, et al. However, loan was originated on 3/7/2008 im the amount of $173,000.00. Final title policy at origination is clear."	* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."
* Settlement date is different from note date (Lvl 2)     "As per the Pick payment Note, loan was originated on xx, which is after the 6 days from the origination."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine the operative index value from the available loan documents."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47279137	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$14,295.06	04/29/2021	Not Applicable	No	Court Delay	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$2,404.67	4.871%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Verification of Stated Income or Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per comment dated 5/2/2019, the proeprty had excessive dagames. Repair cost required in the amount of $1551767.00 as per builder affidavit. As per comment dated 6/7/2019, the insurance xx was received in the amount of $470,071.01 from xx for date of loss on 10/9/2017. As per comment dated 9/26/2019, the 45% inspected on 9/19/2019 and the Roofing, hvac, flooring, bathroom still remains. As per comment dated 11/17/2020, the insurance xx was disbursed in the amount of $286871.57. No further details have been found."	* Issue with the legal description or recorded instrument (Lvl 3) "Legal Description mentioned on Partnership Grant Deed and recorded Mortgage is not matching with legal description mentioned final TPOL.
Legal mentioned on Partnership Grant Deed , TOPL and Mortgage starts with, "xx. ".
A part of Legal mentioned on the Partnership Grant Deed and Recorded Mortgage is," Reserving Therefrom A Private Storm Drain Easement………Referred To In The Above Parcel", This part of Legal is not matching with Final TPOL."
* Title Review shows major title concern (Lvl 3)     "As per ProTitleReport dated 6/15/2017. There is an HOA Lien/COA Lien against the borrower xx
The subject property is located in CA. There is a risk of the property to be getting foreclosed due to above unpaid line.
However, this is not in a state in which subject mortgage may not be foreclosed out."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "The subject mortgage is in second lien position, as there is an HOA Lien/COA Lien in the amount of $1291.42 in favor of xx.  The subject was originated on xx."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3)     "Updated Comment:
The payment history dated as of 5/7/2021 reveals that the borrower is current with loan. The payment next due date is 5/15/2021. The last payment was received on 4/29/2021 in the amount of $3,924.42 and it was applied for the due date of 4/15/2021. The current P&I is $3,613.73. The current unpaid principal balance reflects in the amount of $448,283.23."	* Settlement date is different from note date (Lvl 2) "Final HUD-1 settlement date is xx which is not aligned with note date xx."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Updated Comment:
The payment history dated as of 5/7/2021 reveals that the borrower is current with loan. The payment next due date is 5/15/2021. The last payment was received on 4/29/2021 in the amount of $3,924.42 and it was applied for the due date of 4/15/2021. The current P&I is $3,613.73. The current unpaid principal balance reflects in the amount of $448,283.23."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 Application is missing in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85991113	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,095.57	05/03/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$378.61	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	1: Acceptable					A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78335236	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$710.89	05/31/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$307.83	8.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Yes	xx	xx	6.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Title Review shows major title concern (Lvl 3) "As per updated title there is one senior open mortgage in the amount of $38000.00 in favor of xx. Subject Mortgage is executed on 10/XX/2003 and the recorded on 10/XX/2003. No satisfaction or release document was found in the loan file stating the prior mortgage has been released. HUD-1 / Settlement statement shows payoff to xx in the amount of XXXX As per the Final Title Policy, schedule B does not show any exception for prior Mortgage and Liens."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is in second lien position, as there is one open mortgage in the amount of XXXX in favor of xx. Subject Mortgage is executed on 10/XX/2003 and the recorded on 10/XX/2003. No satisfaction or release document was found in the loan file stating the prior mortgage has been released. HUD-1 / Settlement statement shows payoff to xx in the amount of $31150.84. As per the Final Title Policy, schedule B does not show any exception for prior Mortgage and Liens."	* Operative index value is unable to confirm (Lvl 2) "As per available document operative index value is unable to confirm."
																																																																																																								* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failing GSE (xx public guidelines) Predatory Lending Guidance)."		A	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2579235	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$4,639.32	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$811.20	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			xx	PUD	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	1: Acceptable					A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96972890	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,071.81	05/14/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$617.92	5.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$5,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Payment History is not Complete (Lvl 3) "Payment history is available from 10/2/2016 to 5/17/2017 and missing from 5/17/2016 to 10/1/2016. We require latest 12 months payment history."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 12/2/2016 to 5/11/2017 and missing from 5/11/2015 to 12/1/2016.   We require latest 24 months comment history.

Updated comment-
The collection comments are incomplete. The collection comments are available from 05/07/2019 to 09/24/2019 and 11/05/2019 to 04/28/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 10/01/2019 to 10/31/2019."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Settlement date is different from note date (Lvl 2)     "The Note is dated xx but the recorded deed date was hand corrected to xx.  The HUD is dated xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $112,008.64. The disclosed finance charge of $111,859.74 is not considered accurate because it is understated by more than $100.’"
* Title shows an assignment chain break (Lvl 2)     "No assignments are listed in the updated title."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $112,008.64. The disclosed finance charge of $111,859.74 is not considered accurate because it is understated by more than $100.’
																																																																																																								TILA Finance Charge Test: Loan data: $111,859.74, Comparison data: $112,008.64, Variance: -$148.90."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34904538	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$9,604.84	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,961.54	4.250%	276	276	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Good Faith Estimate	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition schedule D, there is unsecured claim in the amount of XXXX	* Missing Appraisal (Lvl 2) "Appraisal report is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $197,474.05. The disclosed finance charge of $196,926.05 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $197,474.05. The disclosed finance charge of $196,926.05 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL laon data $196,926.05 ,comparison data  $197,474.05 and variance -$548.00.
TILA Foreclosure Rescission Finance Charge Test: FAIL loan data $196,926.05, comparison data $197,474.05 and variance -$548.00"
																																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing in the loan file."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71578523	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,864.92	05/15/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$558.09	7.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* Final TIL Date after actual transaction date (Lvl 2) "As per Final TIL, Final TIL date is 11/03/2000 however, Hud-1 reflects transaction date is 11/01/2000."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate as loan is failing for TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail: Loan data is $130,634.86 and allowed amount is $130,774.50. Hence, the variance is  -$139.64"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 04/15/2021, the current UPB reflected is in the amount of $40,885.34 which is less than the tape balance by more than 25%."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Hud-1, Settlement date is xx."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33222225	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,963.32	05/31/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,174.37	7.100%	348	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/1/2020, the borrower’s income has been reduced due to covid-19."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The ROR transaction date is xx and settlement date as per HUD1 is 1/24/2008."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value could not be verified from available documents."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Note date is xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17081989	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,940.01	05/31/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$483.17	7.597%	360	360	xx	xx	$8,338.16	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by borrower however data captured to test CE."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirms."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date is xx however closing date as per Note is xx."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is xx however closing date as per Note is xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62397327	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,384.15	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Yes	xx	Not Applicable	$369.62	7.631%	360	360	xx	xx	$48,246.76	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	20.972%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 2/25/2021, the borrower income has been impacted by Covid-19. Borrower work hours were reduced. As per comment dated 3/29/2021, the servicer agreed to approve 6 months repayment plan. No further details have been found."	* Payment History is not Complete (Lvl 3) "Payment history is present from 12/02/2016 till 05/30/2017. Latest 12 months payment history is required and payment history is missing from 05/31/2016 till 12/01/2016."
																																																																																																							* Title Review shows major title concern (Lvl 3) "The subject mortgage was originated on xx. There is notice of interest in real property recorded on 5/13/2002 with Book/Page numberxx. As per this notice, Utah labor commission has an interest in the subject property and judgment entered against the homeowner in xx currently pending in the third judicial court of XXXX county. However, title policy at the origination does not reflect any judgment or lien."	* Active State Tax Lien Judgement. (Lvl 2) "There are xx in the favor of Utah State tax Commission, Second, Recorded 08/17/2015 in the amount of $466.04 in favor of Utah State tax Commission."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	37298986	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$4,562.80	05/25/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,064.66	5.008%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Document Showing a Index Numerical Value Right of Rescission Credit Application Origination Appraisal HUD-1 Closing Statement	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "There is an unsecured portion in favor of XXXX in the amount of $8043.54 found in Schedule D of a voluntary petition."
* Comment history is incomplete (Lvl 3)     "Updated Comment:

Collection comments are available from 9/24/2019 to 10/31/2019 and 8/27/2020 to 9/25/2020. However, we require for latest 24 months. Collection comments are missing from 6/1/2019 to 8/31/2019, 11/1/2019 to 7/31/2020 and 10/1/2020 to 5/7/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with Estimated HUD1 and itemization is missing in the loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update:- BK is still active. No evidence found in latest comments."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing in the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index value could not be sourced from available documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete currently the mortgage with xx."
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	4947399	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$2,994.09	$5,371.08	05/04/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,306.97	4.851%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD is not executed by the borrower. Property is located in California, a dry funding state, and the HUD was stamped certified true and correct copy of the original and executed by the settlement agent."	* Title Review shows outstanding delinquent taxes (Lvl 2) "The 2016-2017 County 2nd half taxes are Delinquent in the amount of $2,994.09 by 4/10/2017."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The payment history dated as of 5/7/2021 reveals that the borrower is current with loan. The payment next due date is 6/1/2021. The last payment was received on 5/4/2021 in the amount of $2,763.36 and it was applied for the due date of 5/1/2021. The current P&I is $2,218.58. The current unpaid principal balance reflects in the amount of $254,813.37.

Updated Comment:-
According to a review of the payment history as of 3/31/2021, the UPB is $256,687.15, which is lower than the tape data of $346,011.13."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR is hand dated by borrower on 1/30/2004 which is when the transaction took place."
																																																																																																								* Settlement date is different from note date (Lvl 2) "The Settlement Date was xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66578727	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,526.48	04/15/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,780.56	6.760%	360	360	xx	xx	$25,765.51	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/07/2009	$481,526.79	Not Applicable	5.072%	$2,035.26	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not executed by borrower."	* Operative index value is unable to confirm (Lvl 2) "Operative index value unable to confirm as because of the relevant documents are missing from the loan files."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan files."
* Settlement date is different from note date (Lvl 2)     "As per Final HUD-1 the settlement date is xx however, note date is xx."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per tape data as of xx, the UPB was $481,526.51. However, payment history as of 4/15/2021 shows current UPB $709,169.00"
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is xx which is 10 days after the note date however note date is xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54088937	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,334.14	05/01/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$823.88	7.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2010	$106,597.29	Not Applicable	6.000%	$716.62	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Document Showing a Index Numerical Value	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "There is an issue with the legal description of Deed, as the same is not matching fully with the legal description of mortgage and final title policy.
The legal description of mortgage and final title policy consist of a line stating "xx, however, the same is missing in the legal description of Deed."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the late fees test.
This loan failed the prepayment term test."
* Property is Manufactured Housing (Lvl 2)     "Appraisal report at the time of origination is missing in the loan. However, as per exterior only appraisal report dated 2/19/2016 the property is manufactured  Home and it was attached to a permanent foundation system. But the VIN # is not present. Manufactured Home Rider located at '144221_FX16111682_SI17058668 Pg#317' found in a file which states the Manufactured Home serial number as C52005520T and the manufactured house is permanently affixed to and part of the property described in the security instrument."
* Missing Appraisal (Lvl 2)     "An Appraisal report is missing in the loan file."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index value could not be sourced from available documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
This loan failed the prepayment term test.
																																																																																																								The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41653444	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$558.53	04/21/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$421.14	7.625%	360	360	xx	xx	$2,013.84	Conventional	ARM		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			18.760%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/17/2014	$56,783.33	$3,651.20	4.375%	$324.26	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal	xx	3: Curable		* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/10/2019 to 8/7/2019, from 10/8/2019 to 4/21/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 9/1/2019 to 9/30/2019."	* Missing Appraisal (Lvl 2) "Appraisal report along with supporting document 1008 is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6736077	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	No	No	First	$106.07	$365.46	04/27/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$352.44	$542.30	4.783%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 3/27/2020, the borrower income has been impacted by Covid-19. Comment dated 5/14/2020 states that the borrower si still unemployed. As per comment dated 1/20/2021, the borrower is not working due to Covid-19. No further details have been found."	* Not all borrowers signed HUD (Lvl 3) "The final HUD-1 is not signed by the borrower ."
* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, schedule D shows amount of $11,330.09 has an unsecured portion out of amount of claim $115,092.09."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The subject mortgage was originated on 07/13/2004 and recorded on xx"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "Updated title report shows there is 2016-2017 4th installment taxes are delinquent in the amount of $106.07 however, the due date was 03/13/2017."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "Chain of assignment is incomplete updated title shows there is no assignment done. x."	* Property Damage (Lvl 1) "As per comment dated 4/26/2017, there was a check received by the borrower for insurance claim of roof damage. The claim amount is not mentioned in comments. Else no other information found regarding property damage however, as per property inspection dated 5/10/2017, the property is in good condition and no damage noted to the subject property."	A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31791835	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,806.56	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,380.49	4.601%	360	360	xx	xx	$105,779.33	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$1,964.15	Unavailable	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $1,380.49 with the rate of interest 4.60100 % and a maturity date of 1/1/2035. The P&I as per payment history tape data is the $1,964.15 and PITI is $2,491.83 and unable to determine the rate of interest. However, there is increased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrowers."	* Missing Appraisal (Lvl 2) "Origination appraisal was not found in review file. Value at time taken from internal review documents."
* Settlement date is different from note date (Lvl 2)     "Settlement date was taken from HUD-1."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "Updated the dates as per the ROR present in the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8736265	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,852.00	05/19/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$181.73	4.862%	360	360	xx	xx	$10,398.66	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/15/2019 to 04/25/2020 and 06/26/2020 to 09/22/2020 and 11/04/2020 to 12/29/2020 and 02/02/2021 to 04/16/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 05/01/2020 to 05/31/2020 and 10/01/2020 to 10/31/2020 and 01/01/2021 to 01/31/2021."
* Payment History is not Complete (Lvl 3) "Payment history is available from 12/2/2016 to 5/17/2017 which is for 6 months. We require complete 12 months payment history. Payment history is missing from 5/16/2016 to 12/1/2016."	* Operative index value is unable to confirm (Lvl 2) "Unable to confirm the operative index value from available loan files."
* Application Missing (Lvl 2)     "Final 1003 application is missing in the loan file."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21339289	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,644.52	05/05/2021	xx	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$477.27	5.510%	360	360	xx	xx	$28,444.57	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/10/2010	$133,786.68	Not Applicable	4.715%	$754.82	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Document Showing a Index Numerical Value	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud 1 is not signed by borrower however Fee is captured to test compliance Ease."	* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date. Note date is xx but Hud 1 showing settlement date is xx"
* Application Missing (Lvl 2)     "Final application is missing form loan file but values are updated from initial application."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical values are unavailable on lender documents."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57165684	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$2,897.77	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.81	5.560%	360	360	xx	xx	$85,523.25	Conventional	ARM	Cash Out	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/12/2007	Not Applicable	Not Applicable	Unavailable	Unavailable	xx	Change ARM Terms	xx	xx	xx	xx	Document Showing a Index Numerical Value Final 1003_Application Right of Rescission Good Faith Estimate	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "The Final HUD is not signed. This property is located in California which is an escrow state"
* Title Review shows major title concern (Lvl 3)     "The subject mortgage is in second lien position, as there is a senior lien found against prior owner xx and amount is not available. However, the final title policy schedule B does not show any exception for any prior mortgage or liens. Hud-1 Settlement Statement shows the payoff for portfolio and Associated Bond and Insurance in the amount of $86,473.85 and $2,612.50."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is in second lien position, as there is a senior lien found against prior owner xx in favor of Central Jail Bail Bonds recorded on 6/30/2000 and amount is not available."	* Settlement date is different from note date (Lvl 2) "The Note date is xx. The subject property is located in California which is an escrow state"
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to confirm Operative Index Value from loan documents."
* Missing Final 1003_Application (Lvl 2)     "The final application is missing.  There is a copy of the initial application and the first page of what looks like the final."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
																																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "The Final GFE is missing from the loan file"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17583301	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	xx	$0.00	$1,099.79	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$619.94	5.450%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Flood Certificate Origination Appraisal Credit Application	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per the updated title report, there are following liens:
1. HOA lien/COA lien in the amount of $3888.17 with xx
2. HOA lien/COA lien in the amount of $3217.00 with xx
The property is in Colorado (Super lien) State and there can be possibility of FC due to this non mortgage liens."
* The property has unrepaired damages (Lvl 4)     "As per the collection comment dated 09/19/2019, the subject property had some damages due to the hail disaster. The date of loss was 07/05/2019. The insurance claim has been filed on 09/19/2019. The collection comment dated 03/30/2020 states the claim endorsed check in the amount of $10,338.00 has been received. However, no further details have been found regarding completion of repairs."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report, there are following liens:
1. HOA lien/COA lien in the amount of $3888.17 with xx
2. HOA lien/COA lien in the amount of $3217.00 with xx
																																																																																																						The property is in Colorado (Super lien) State and there can be possibility of FC due to this non mortgage liens."	* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit found in the loan file.(Doc Locator:417)." * Title holder is not an individual (Lvl 3) "As per the final title policy, the subject property is vested in xx. As per the updated title report, Borrower only signed the subject mortgage as trustee and not individually"	* Missing flood cert (Lvl 2) "Flood certificate is missing in the loan file." * Missing Appraisal (Lvl 2) "Appraisal is missing in the loan file." * Application Missing (Lvl 2) "Final Application is missing in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,338.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35906959	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$10,029.14	05/25/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,017.35	4.282%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/16/2009	$540,629.50	Not Applicable	4.295%	$1,935.01	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Condo/PUD Rider	xx	3: Curable	* Settlement date is different from note date (Lvl 3) "As per Note, loan originated on xx and as per HUD-1 the settlement date is xx. Which is 7 days after Note date."
* Title Rvw shows prop. owner of record is not borr. (Lvl 3)     "The subject mortgage was originated on 03/23/2004 with the borrower xx.
As per grant deed recorded on xx, the property ownership is transferred from xx.
As per grant deed recorded on xx, property ownership is transferred from grantor xx, As Trustee of the xx. However, xx has already quit claim the property to the xx"
* Loan has been determined to have an unsecured debt (Lvl 3) "As per schedule D of Voluntary Petition, there is an unsecured debt in the amount of $26,592.89."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."
* Application Missing (Lvl 2)     "Final 1003 Application is missing in the loan file."
* Cash out purchase (Lvl 2)     "As per HUD-1 dated 3/30/2004, the purpose of the transaction is Purchase. However, there is a cash to the borrower in the amount of $1,839.84."
* Condo / PUD rider Missing (Lvl 2)     "As per Appraisal report, the property type is PUD. However, PUD Rider is missing in the loan file."
* Property Damge (Lvl 2)     "As per comment dated 03/07/2017, Inspection report shows repairs have been completed. However, no inspection report was found in the loan file stating repairs of the subject property.
																																																																																																								As per comment dated 04/11/2017, loss draft funds have been disbursed and check has been requested in the amount of $15,608.79 for final draw."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21942914	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,354.34	04/29/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$887.00	6.810%	360	360	xx	xx	$40,246.28	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/10/2010	$256,312.50	Not Applicable	2.000%	$1,001.34	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 1/25/2021 to 4/29/2021. As we require 24 months payment history, the payment history is missing from 5/1/2019 to 12/31/2020."
																																																																																																							* Not all borrowers signed HUD (Lvl 3) "FInal HUD-1 is not signed by the borrower."	* Final TIL Date after actual transaction date (Lvl 2) "As per note, origination date is 5/31/2006 and Final TIL date on 6/1/2006. The subject property is located in CA state. Hence, Final TIL date is after the transaction date."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49137492	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,502.31	05/17/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$899.46	6.900%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2013	$224,995.15	Not Applicable	2.150%	$1,003.40	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the collection comment dated 3/12/2021, the borrower’s income has been impacted due to Covid-19 & she needs assistance option."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4)     "As per the modification agreement made on 3/1/2013 the new principal balance is $224,995.15. And $59500.00 amount has been forgiven which exceeds the 2.00% of the amount of principal balance."
* The property has unrepaired damages (Lvl 4) "As per the collection comment dated 1/27/2021, the property got damaged due to “Water” on 11/16/2020 & the estimated loss amount is $62,385.59. The insurance claim with claim# XXXX. As per comment dated 3/12/2021, the check #xx was received on 3/10/2021 in the amount of $62,385.59. However, the recent comment dated 4/16/2021 shows the new loss draft check was received on 4/14/2021 in the amount of $ 90,998.6 (check# #xx) According to latest comments, the repairs are not started yet."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 or Settlement statement is not signed by borrower." * Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition schedule D confirms there is unsecured portion on subject mortgage. amount of claim without deducting value of collateral is $248629.00 and unsecured portion is $33629.00" * Deceased Borrower(s) (Lvl 3) "As per the collection comment dated 4/16/2021, the borrower's husband had deceased. No death certificate was found."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate as TILA failed for ROR test"
* State Tax Judgment (Lvl 2)     "As per the Pro title report dated 6/10/2017 shows that there is one State Tax lien in the amount of $4/27/2011 in the amount of $1960.99 in favor of Franchise Tax Board of the State of California."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
* ComplianceEase TILA Test Failed (Lvl 2)     "ROR test failed."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is not executed by the borrower."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is hand dated by borrower but signed and dated on 12/09/2006 however closing date is 12/15/2006."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value from the available loan documents."
																																																																																																								* Application Missing (Lvl 2) "Final Loan application is missing in the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	Yes	$62,385.59	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	54093089	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,160.82	05/31/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$1,511.23	$3,391.36	7.200%	360	360	xx	xx	$51,853.09	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/10/2009	$404,159.12	Not Applicable	6.500%	$2,460.76	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower, the hud-1 attested by mor escrow services who is settlement agent."	* Application Missing (Lvl 2) "Application is missing in the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per Pro-title, there is one Federal Tax Lien (IRS lien) in favor of xx."
* Active State Tax Lien Judgement. (Lvl 2)     "There is tax lien (Real Estate) on the property of  xx."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per final HUD-1 the settlement date is 5/XX/2007 and ROR transaction date is 6/XX/2007."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per Note, origination date is xx which is one day after note date. The subject property is located in CA state."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60230282	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,567.85	05/14/2021	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$561.32	7.350%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	1-4 Family Rider	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition schedule D, the unsecured portion is in the amount of XXXX out of claim amount XXXX
* Title issue (Lvl 3) "Final Title Policy Schedule A does not contain Successors and/or assigns clause."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* Title shows an assignment chain break (Lvl 2)     "Chain of the assignment is not complete. Currently, the last assignment from xx"
																																																																																																								* Missing required 1-4 family rider (Lvl 2) "1-4 Rider is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	52321464	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,155.43	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$1,848.16	$2,486.12	5.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Verification of Stated Income or Assets	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/11/2015	$295,114.04	$9,984.50	6.100%	$1,640.53	xx	Financial Hardship	xx	xx	xx	xx	Final Title Policy is not legible Credit Application Origination Appraisal	xx	3: Curable	* Final Title Policy is not legible (Lvl 3) "The Final Short Policy gives a date of 7/17/07 (xx or the date of recording of the mortgage whichever is later"	* Application Missing (Lvl 2) "The final application was not executed by the borrower"
* Application Not Signed by All Borrowers (Lvl 2)     "The final application was not executed by the borrower"
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm Operative Index Value from loan documents."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing in the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83628761	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$2,330.96	05/14/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$648.43	7.750%	360	360	xx	xx	$4,013.94	Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2013	$212,000.00	Not Applicable	2.790%	$1,013.17	xx	Financial Hardship	xx	xx	xx	xx	Document Showing a Index Numerical Value	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to the collection comment dated 8/21/2021.the borrower work hours has been reduced due to Covid-19."	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary petition dated 8/6/2014 shows amount of secured claim without deducting the value of collateral is xx however unsecured portion is $4,590.00."	* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index numerical value is unavailable."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25581254	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,628.36	05/12/2021	xx	No	Bankruptcy	Unavailable	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,141.22	7.150%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2012	$507,007.44	$68,836.02	2.000%	$1,326.90	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "Collection comment confirms the death of Co-borrower (Name not mentioned) however no death certificate is available in file for the same."
* Not all borrowers signed HUD (Lvl 3) "Final HUD is not signed by borrowers."	* Operative index value is unable to confirm (Lvl 2) "Unable to confirm Operative index value."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD confirms settlement date is xx however closing date isxx		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:Field review	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53207361	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$4,772.46	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,322.18	6.700%	359	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2010	$203,444.06	Not Applicable	2.500%	$682.68	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Collection comment dated 12/9/2020 states RFD as unemployment due to Covid 19. Comment dated 1/29/2021 states that borrower needs FB plan."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in loan file however it is not signed by borrower."	* Settlement date is different from note date (Lvl 2) "As per note loan was originated on xx which is different from note date."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test."
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test. Loan data $275381.07 which is comparison with $275692.66 and variance is -$311.59 The finance charge is $275,692.66. The disclosed finance charge of $275,381.07 is not considered accurate because it is understated by more than $100."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56658544	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$9,062.80	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$2,329.56	$6,184.09	8.625%	360	360	xx	xx	$56,605.34	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/01/2015	$554,166.90	Not Applicable	2.000%	$1,923.09	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in second lien position as the updated title report shows there is one certificate of lien for unsecured property taxes (recorded on 2/1/2013) issued against property with holder ‘xx’ in the amount of XXXX Redemption details are unavailable from the updated title report. And there is a possibility of foreclosure by this open lien."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report there is one certificate of lien for unsecured property taxes (recorded on 2/1/2013) issued against property with holder ‘xx’ in the amount of $133.44. Redemption details are unavailable from the updated title report. And there is a possibility of foreclosure by this open lien."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4)     "As per the modification agreement which was done on 4/1/2015 the lender has forgiven principal in the amount of $248,788.66 which exceeds 2% of modified principal balance."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 4/3/2020, the borrower income has been impacted by Covid-19. Borrower asked for assistance due to Covid-19 on 5/4/2020. As per comment dated 3/16/2021, the borrower is retired and requested for assistance. No further details have been found."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the Voluntary petition, there is unsecured debt in the amount of $143,428.00 out of claim amount $703,428.00."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm, the supportive documents are missing in the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "The ROR transaction date is xx, As per the original note, loan date is xx and the settlement date as per HUD is xx however, transaction date in ROR is xx hence, loan date is not consistent in Note, HUD-1 and in ROR."
																																																																																																								* Settlement date is different from note date (Lvl 2) "As per original note, loan date is xx however, settlement date is given in final HUD-1 as xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92596074	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,118.28	04/07/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,756.00	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2013	$276,991.13	Not Applicable	3.750%	$1,185.26	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl.	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 4/10/2020, the borrower income has been impacted by Covid-19. Borrower work hours were reduced. No further details have been found."	* TIL not hand dated (Lvl 2) "Final TIL is avaliable in loan file however, the 2nd page is missing from the loan file. Hence the TIL is not hand dated by borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* Not all borrowers signed TIL (Lvl 2)     "Final TIL is avaliable in loan file however the 2nd page is missing from the loan file. Hence, the TIL is not signed by borrowers."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is avaliable in loan file however the 2nd page is missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28089480	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	$0.00	$920.00	05/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$29.11	No	xx	Not Applicable	$558.68	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$29.11	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2015	$88,765.42	Not Applicable	2.000%	$196.30	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl.	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in lower lien position as there is one Water/ Sewer/Utilities Lien found against the property in the amount of $120.95 which recorded on 4/1/2017 in the favor of Water Revenue Bureau and also there are two Muni/ City/ Code Liens found against the property in the cumulative amount of $10565.2 which recorded on 6/19/2014 and 1/5/2015 respectively by Code Enforcement. The subject property is located in Pennsylvania state (Super lien State), hence there is the possibility of foreclosure by these open non-mortgage lien."
* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4)     "As per modification agreement dated on 3/1/2015, principal balance is $88,765.42 and the lender had forgiven principal balance in the amount of $45,365.41 which exceeds 2% of modified principal amount."
* Title Review shows major title concern (Lvl 4) "As per updated title report there is one Water/ Sewer/Utilities Lien found against the property in the amount of $120.95 which recorded on 4/1/2017 in the favor of Water Revenue Bureau and also there are two Muni/ City/ Code Liens found against the property in the cumulative amount of $10565.2 which recorded on 6/19/2014 and 1/5/2015 respectively by Code Enforcement. The subject property is located in Pennsylvania state (Super lien State), hence there is the possibility of foreclosure by these open non-mortgage lien."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition, the amount of secured claim without deducting the value of the collateral is $79,874.00 and the value of the unsecured claim is $29,095.00."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/31/2019 to 4/22/2020 and 6/8/2020 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 5/1/2020 to 5/31/2020."	* Property value crammed down (Lvl 2) "As per servicing comment dated on 9/20/2012, shows cram down amount $29.11 on current active bankruptcy case# XXXX This is writing off the late charge."
* Final TIL Missing or Not Executed (Lvl 2)     "2nd (signed) page of final TIL is missing from the loan file."
* The property value crammed down (Lvl 2)     "As per servicing comment dated on 9/20/2012, shows cram down amount $29.11 on current active bankruptcy case# XXXX. This is writing off the late charge."
* Written or verbal dispute (Lvl 2)     "As per the comment dated 1/14/2021, the dispute has been received regarding payment."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by borrower as 2nd page of TIL (Signed page) is missing from the loan file."
																																																																																																								* The property has unrepaired damages (Lvl 2) "According to comment dated 11/5/2020, the subject property had damages on 9/1/2018. The loss draft check has been received in the amount of $1,543.60 on 10/30/2020 with the check# XXXX However, we are unable to determine whether the repairs have been completed or not."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90691172	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,615.64	05/04/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$806.26	5.500%	360	360	xx	xx	$19,282.89	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Final Truth in Lending Discl. Right of Rescission Credit Application	xx	3: Curable	* Payment History is not Complete (Lvl 3) "Payment history is available from 12/05/2016 till 05/17/2017. However, we require latest 12 months payment history. Payment history is missing from 06/18/2016 till 12/04/2016 in the loan file.

Updated Comment:-
Latest 24 months payment history is available from 6/5/2019 to 4/30/2021."
* Comment history is incomplete (Lvl 3)     "Comment history is available from 12/07/2016 till 05/13/2017 in the loan file. However, comment history is missing from 05/14/2015 till 12/06/2016, as we require latest 24 months collection comment.

Updated Comment:-
Recent 24 months servicing comments are available from 6/3/2019 to 4/30/2021."	* Missing Appraisal (Lvl 2) "Appraisal Report is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 5.862%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL 0.000% 5.862% -5.862%"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test: FAIL 0.000% 5.862% -5.862%
This loan failed the TILA APR test."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Application Missing (Lvl 2)     "Final 1003 application is missing in the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7379733	xx	xx		561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$2,489.77	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$612.39	$999.33	5.375%	360	360	xx	xx	Not Applicable	Conventional	ARM		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			xx	PUD	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement	xx	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Settlement statement 2nd page is missing in the loan file. However point and fees considered from itemization."			B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57028398	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,835.25	05/20/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$385.64	5.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	6.322%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Collection comments are available from 12/7/2016 to 5/16/2017. However, we require latest 24 months collection comments. As the collection comments are missing from 6/16/2016 to 12/6/2016."
* Payment history missing (Lvl 3)     "Payment history is available from 12/5/2016 to 5/17/2017. However, we require latest 12 months payment history. As the payment history is missing from 6/17/2016 to 12/4/2016."
																																																																																																							* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/8/2019 to 6/18/2019, from 8/7/2019 to 10/30/2020, from 12/1/2020 to 4/29/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019 and from 11/1/2020 to 11/30/2020."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69387711	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$1,147.23	05/14/2021	Unavailable	No	Other	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,866.01	4.990%	360	360	xx	xx	$127,393.67	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/18/2014	$376,254.16	Not Applicable	4.990%	$1,811.79	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject Mortgage is on second lien position as there is one active state tax (real estate) lien for the amount of $138.98 recorded on 9/14/2011."
* Title Review shows major title concern (Lvl 4) "As per the Pro title report dated 6/14/2017, there is one tax lien (Real Estate) recorded on 9/14/2011 for the amount of $138.98 in favor of xx. The property located in CA. There is a risk of property getting foreclosed due to this unpaid lien."	* Payment History is not Complete (Lvl 3) "Payment history is available from 12/5/2016 to 5/17/2017. We need last 12 months payment history. Payment history is missing from 4/1/2016 to 12/4/2016."
* Comment history is incomplete (Lvl 3) "Comment history is available from 12/7/2016 to 4/29/2017. We need 24 months comment history. Comment history is missing from 5/1/2015 to 12/6/2016."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per the Updated title report dated 6/14/2017 shows there are 2 IRS liens
First in the amount of $101,846.88 in favor of United States of America recorded on 1/30/2014. (xx )
Second in the amount of $40,379.29 in favor of Department of the Treasury - Internal Revenue Service recorded on 6/22/2016."
																																																																																																								* State Tax Judgment (Lvl 2) "There is one State Tax lien recorded on 2/12/2013 in favor of Franchise Tax Board of the State of California for the amount of $1239.33."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	96827359	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,345.12	05/18/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$224.11	6.625%	360	360	xx	xx	$31,244.69	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/23/2013	$38,621.28	Not Applicable	6.625%	$229.56	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Final Truth in Lending Discl. Credit Application	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Servicing comment history is available from 12/7/2016 to 5/15/2017. Latest 24 months servicing history is required and servicing comment history is missing from 5/16/2015 to 12/6/2016."
* Not all borrowers signed HUD (Lvl 3) "The final HUD1 document is not signed by the borrower."	* Settlement date is different from note date (Lvl 2) "Settlement date as per HUD1 is xx."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete currently the mortgage with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test: FAIL 0.000% 6.995% -6.995% This loan failed the TILA APR test. The annual percentage rate (APR) is 6.995%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
																																																																																																								* Application Missing (Lvl 2) "Final application is missing in the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	20116929	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,537.16	05/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$760.14	5.000%	360	360	xx	xx	$2,944.13	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy	xx	3: Curable	* Amount of title insurance is less than mortgage amount (Lvl 3) "As per Note dated 5/XX/2004, the original loan amount is XXXX Final Title Policy at origination is missing from loan file.
However, values are considered from the commitment. Amount of Insurance as per commitment is XXXX which is less than the original loan amount."
* Payment History is not Complete (Lvl 3)     "Payment history is available from 12/5/2016 till 5/15/2017. However, we require latest 12 months of payment history. Payment history is missing from 5/15/2016 till 12/4/2016."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is incomplete. The payment history is available from 05/08/2019 to 09/16/2019 and 11/14/2019 to 03/11/2020 and 05/15/2020 to 08/12/2020 and 10/12/2020 to 04/14/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 10/01/2019 to 10/31/2019 and 04/01/2020 to 04/30/2020 and 09/01/2020 to 09/30/2020."
* Comment history is incomplete (Lvl 3)     "Comment History is available from 12/7/2016 till 5/16/2017. However, we require latest 24months of comment history. Comment history is missing from 5/16/2015 till 12/6/2016."
																																																																																																							* Title policy missing (Lvl 3) "Final title policy at origination is missing from loan file, however title commitment is available in loan file."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40827223	xx	xx	xx	561-692	11641	xx	xx	xx	xx	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$704.50	05/15/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,303.12	9.250%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$8,800.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/21/2010	$155,721.22	Not Applicable	7.750%	$513.70	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Origination Appraisal HUD-1 Closing Statement Credit Application	xx	4: Unacceptable	* Amount of Principal Forgiven exceeds 2% of Modification Amount (Lvl 4) "The loan was modified on 10/XX/2010 with the modified principal balance of $74,041.63. The UPB was $155,721.22 and the lender has forgiven $81,679.59 which exceeds 2% of modification amount."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD1 along with estimated hud and itemization is missing from the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "Fina TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Uniform appraisal is missing in the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final Application is missing in the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	95753574	xx	xx	xx	561-692	11671	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$2,689.06	04/30/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$642.27	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report there is one HOA lien found open against property in the amount of $751.40 which was recorded on 08/XX/2009. The subject property is located in the state of Texas, and this open lien could wipe out the subject during foreclosure."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in second lien position as there is one HOA lien found open against property in the amount of $751.40 which was recorded on 08/XX/2009. The subject property is located in the state of Texas, and this open lien could wipe out the subject during foreclosure."	* Settlement date is different from note date (Lvl 2) "The settlement statement is dated xx."
* The property has unrepaired damages (Lvl 2)     "Collection comment dated 9/10/2020 states that 100% repairs on the property is completed for the wind damage dated 12/15/2019. The amount of claim was $11,580.57."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update:
As per the review of payment history as of 4/30/2021, the loan is current and next due for 5/1/2021. The last payment was received on 4/30/2021 in the amount $1,089.07 for the due date 4/1/2021. The UPB is reflected in the amount $73,679.14.

The borrower is within SOL. Hence, the issue is resolved."
																																																																																																								* Cash out purchase (Lvl 2) "As per hud-1, the purpose of transaction is Purchase and borrower is getting cash-back of $924.44"		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,580.57	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90058878	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$2,592.60	05/08/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,264.14	6.500%	360	360	xx	xx	$39,513.88	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing in the loan file. However, Estimated Settlement Statement(HUD-1) is available in the loan file was updated for testing Compliance."
* Title Rvw shows prop. owner of record is not borr. (Lvl 3)     "As per the searcher's notes: the property is deeded under xx
The final title policy shows the property is vested in xx
However, the vesting information of the updated title report shows xx.
The Grant Deed dated xx made between xx, a married man, as his sole and separate property.
And on the same date xx, the Grant Deed made between xx, a married man, as his sole and separate property.
The subject property is located in California which is Community Property State.
																																																																																																							There is no deed which shows xx, a widow as the owner of the property or there is no death certificate of xx in the loan file."			B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6077797	xx	xx	xx	561-692	11673	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,814.15	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$932.28	7.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	3: Curable	* Variation in Parcel number(APN#) (Lvl 3) "The parcel ID mismatch with the updated title report and mortgage. As per mortgage the parcel ID is xx."	* Missing Appraisal (Lvl 2) "Appraisal Report is missing from the loan file."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "There is a break found in chain of assignment between xx as there is no assignment document found in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3286615	xx	xx	xx	561-692	11667	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,995.49	05/14/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$842.77	10.800%	360	360	xx	xx	$18,081.40	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."
																																																																																																								* Property Damage (Lvl 2) "As per the servicing comment dated 01/23/2017, the subject property was damaged. Nature of damage is not mentioned in the collection comment. The borrower has filed a claim for the damage. The final draw has been requested by the borrower in the amount of $3,000.00 which is payable to both borrower and contractor however, as per the inspection report dated 04/01/2017, there no damages reported."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74721302	xx	xx	xx	561-692	11675	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,124.54	05/05/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,327.41	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 5/29/2020, the borrower income has been impacted by Covid-19. Borrower stated that her husband is out of work until the end of summer. No further details have been found."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows, amount of $22,297.63 as an unsecured portion out of amount of claim the amount of claim $212,297.63."	* Active State Tax Lien Judgement. (Lvl 2) "Updated Title report dated 5/8/2017 shows, there are active state tax liens as follows:
xx
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by the borrower."
* Variation in Parcel number(APN#) (Lvl 2)     "Txx
																																																																																																								However, legal description mentioned on warranty deed and Mortgage is same."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35758001	xx	xx	xx	561-692	11672	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$804.26	05/17/2021	xx	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$561.48	6.375%	360	360	xx	xx	$21,475.13	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/29/2010	$103,387.95	Not Applicable	6.375%	$665.73	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Indiana license validation test;

 Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The xx are not available for loans with a closing date before the Act effective date of January 1, 2009"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the Indiana license validation test."
* Title Review shows break in assignment  (Lvl 2)     "There is a break of chain of assignment between xx and xx as there is no assignment found in the loan file."
																																																																																																								* Variation in Parcel number(APN#) (Lvl 2) "There is variation is parcel number. Parcel number mentioned on Appraisal report, title policy does not match with parcel number mentioned on updated title report"		B	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31934552	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,893.76	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$457.52	$409.19	6.300%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Credit Application Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 document is missing in the loan file. However, Estimated HUD-1 and itemization document not found in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3) "There is Unsecured Portion in the amount $178.31 of xx found in schedule-D in Voluntary Petition document."	* Operative index value is unable to confirm (Lvl 2) "Operative Index value could not be found in the loan file."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by borrower."
* Amount of title insurance is less than mortgage amount (Lvl 2)     "As per the final title policy, the amount of insurance is $74,024.00 which is less than the loan amount $74,024.55."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 4/9/2021, the borrower is current with the loan and the last payment was received on 4/9/2021 which was applied for 4/1/2021 and the next due date for the payment is 5/1/2021. The P&I is in the amount of $342.12 and PITI is in the amount of $342.12. The UPB reflected is in the amount of $37,139.35."
* Application Missing (Lvl 2)     "Final Loan Application is missing from the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	30794853	xx	xx	xx	561-692	11656	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$496.03	05/28/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$481.08	8.500%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/03/2003	$57,527.89	Not Applicable	5.390%	$371.04	xx	Lower Interest Rate	xx	xx	xx	xx	HUD-1 Closing Statement Credit Application Title Evidence Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final Title Policy at origination is missing from loan file and there is no commitment / preliminary report is available in the file either."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is missing from the loan file. However, values are considered from the itemization located at "XXXX pg#3" from the loan file."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/14/2019 to 7/31/2019, 9/6/2019 to 6/26/2020, 8/7/2020 to 10/26/2020, 12/1/2020 to 1/29/2021, 3/1/2021 to 3/29/2021 and 5/3/2021 to 5/7/2021. However, we require latest 24 months of payment history. Payment history is missing from 8/1/2019 to 8/30/2019, 7/1/2020 to 7/31/2020, 11/1/2020 to 11/30/2020, 2/1/2021 to 2/28/2021 and 4/1/2021 to 4/30/2021."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliances Ease failed due to TILA Foreclosure Rescission Finance Charge Test as loan data shows as $85,188.75, comparison data shows as $85,226.61 and variance shows as -$37.86."
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan file."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The unpaid principal balance is reflected in the amount of $18,503.02 which is less than the original balance is $59,726.50."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge is $85,226.61. The disclosed finance charge of $85,188.75 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing in the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24140432	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$2,031.28	Unavailable	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,363.94	8.950%	360	480	xx	xx	$34,774.05	Conventional	ARM	Cash Out	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "The loan was originated with an ARM interest rate of 8.950% and a P&I of $2,363.94 with a maturity date of 3/XX/2037. But, as per the current payment history, the borrower is making payments of $1,137.72 with an interest rate of 6.500%. As life minimum rate Is 6.99%, It seems that the loan has been modified, however, modification document is missing in the loan file. Tape data shows loan has been modified on 7/30/2010. A loan modification agreement dated 6/XX/2010 found in the loan file which reflects P&I of $1440.01 and rate of 7.500%, however, this P&I and interest rate does not match with the current payment history."	* Comment history is incomplete (Lvl 3) "The comment history is incomplete. The comment history is available from 09/02/2020, 11/1/2020 to 05/05/2021. However, we require the latest 24 months of comment history. It is missing from 5/1/2019 to 8/1/2020 and 10/01/2020 to 10/31/2020.

Updated Comment:
The collection comments are incomplete. The collection comments are available from 9/2/2020 to 9/29/2020, from 11/1/2020 to 4/27/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 5/1/2019 to 8/31/2020 and from 10/1/2020 to 10/31/2020."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 01/05/2021 to 05/07/2021. However, we require the latest 24 months of payment history. It is missing from 5/1/2019 to 12/31/2020."	* Title Review shows break in assignment (Lvl 2) "There are two breaks in chain of assignment found as:- xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm the opertaive index values as supportive documents are missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84452750	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$3,183.46	04/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,977.22	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2012	$276,935.59	Not Applicable	5.750%	$1,883.68	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance
Missing Required State Disclosures
Origination Appraisal
Initial Escrow Acct Disclosure
Affiliated Business Disclosure
Final Truth in Lending Discl.
Credit Application
Notice of Servicing Transfer	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 8/18/2020, the borrower’s income has been impacted due to Covid-19. No further details have been found."	* Written or verbal dispute (Lvl 3) "As per the collection comment dated 3/30/2020, the dispute was received from XPN consumer disputes present/previous account status/payment rating/ account history. The comment dated 4/14/2020 shows consumer disputes account included in bankruptcy. As per borrower, the subject account or loan should not have late payments because it should been in his bankruptcy. The payments were reported incorrectly her credit while the borrower was in BK. As per comment dated 2/11/2021, the relevant information states, the late marks from May to October 2019 are incorrect. Currently, the borrower called to the servicer in inquiring about credit dispute. She has requested letter stating her PH while in Bankruptcy. The dispute is not resolved yet."
* Payment History is not Complete (Lvl 3)     "The payment history is available from 02/07/2018 to 06/14/2018. We required latest 12 months payment history. However; it is missing from 07/01/2017 to 01/31/2018."
* Comment history is incomplete (Lvl 3)     "The servicing comments are available from 05/17/2017 to 06/13/2018. We required latest 24 months collection comments. However, the comments are missing from 07/1/2016 to 04/30/2017.

Updated Comment:-
Recent 24 months servicing comments are available from 6/5/2019 to 5/10/2021."
* Lost Note Affidavit (Lvl 3) "The Lost note affidavit is available in the loan file under doc locator "Collateral_NoteAllongeLNA_1218897945". The original note may be destroyed or damaged. However, the scanned copy for the same is available."	* MI, FHA or MIC missing and required (Lvl 2) "The loan is conventional and the LTV is 97.846%, hence the MI certificate is required. However; it is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located at "Virginia" state and in this state 2 state disclosures are required and all are missing from loan file as follows.
1) Choice of Settlement Agent Disclosure.
2) Copy of Appraisal or Statement of Appraised Value."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete as the current assignment is with "xx."
* Missing Appraisal (Lvl 2)     "The Appraisal is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Disclosure is missing from the loan file."
* Missing Required Disclosures (Lvl 2)     "List of service provider is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for TILA APR Test."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan is failed to TILA APR Test
																																																																																																								The loan data is 0.00%, The Comparison data is 7.789% and the variance is -7.789%."		A	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	71361804	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$732.93	$2,931.72	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,008.40	5.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This is a FHA loan xx	* Issue with the legal description or recorded instrument (Lvl 3) "The legal descriptions on quitclaim deed dated 6/27/2003 and Mortgage (Deed of Trust) dated 6/27/2003 has different wordings however both deeds has reference of same master deed dated xx recorded in xx. Both legal description mentioned same Unit number as xx is not available along with updated title report."	* ComplianceEase State Regulations Test Failed (Lvl 2) "The subject loan has late fees of 4.000% however, late fees of subject loan in MA state is exceeding the 1.000% than the standard late fees of 3.000% in MA state."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is "Moderate" as this loan failed the late fees test as the subject loan has late fees of 4.000% however, late fees of subject loan in MA state is exceeding the 1.000% than the standard late fees of 3.000% in MA state."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Title Review shows outstanding delinquent taxes (Lvl 2) "As per ProTitle report dated 5/15/2017, 2017 year's 4th installment taxes of $732.93 are delinquent."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39811191	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,794.46	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,060.40	5.380%	355	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/11/2009	$188,192.91	Not Applicable	5.380%	$1,060.40	xx	Change of Terms	xx	xx	xx	xx	Mortgage Insurance	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was xx as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* Water/Sewer Taxes (Lvl 3) "The property located in indiana state which is non super lien state. As per pro title report there is a open municipal lien found in the amount of $322.14 by xx which is recorded on 10/21/2010."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition the amount of secured claim without deducting the value collateral is $183,195.00 however the unsecured portion is $3,195.00."	* MI, FHA or MIC missing and required (Lvl 2) "The MI cert is missing from the loan file and it is required."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per updated title report, there is a IRS tax lien with State of Indiana, xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliances Ease failed due to IN License Validation Test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Acts effective date of January 1, 2009."
																																																																																																								* Amount of title insurance is less than mortgage amount (Lvl 2) "The loan originated on dated 6/19/2007 in the amount of $168,583.00. The note, mortgage and Final 1003 application as well as final title policy are dated 06/19/2007 reflecting the same. However there is a amended and restated note made on the same day 6/19/2007 which shows loan amount as $188,921.91."		B	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72526582	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$648.05	$2,005.94	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$681.57	6.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Legal Description	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on xx as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* Legal Description missing (Lvl 3) "The Legal description missing in the final title policy."	* Title Review shows outstanding delinquent taxes (Lvl 2) "As per pro title report dated 05/12/2017, 2016 annual city tax is delinquent in the amount of $648.05."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	2166034	xx	xx	xx	561-692	68776731	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,549.02	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,611.77	6.500%	360	360	xx	xx	$5,721.03	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	$288,313.20	Unavailable	Unavailable	$1,251.17	xx	Unavailable	xx	xx	xx	xx	Mortgage Insurance Modification	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 5/1/2020, the borrower and his daughter were impacted due to the COVID-19. No further details have been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "The loan modification document is missing from the loan file.
																																																																																																						As per the comment dated 8/2/2019, the borrower was approved for the 3 months of TPP which was started from 7/1/2019 to 9/1/2019. The loan was modified and the first payment was started on 10/1/2019. No further details have been found."	* Deceased Borrower(s) (Lvl 3) "As per collection comment dated 01/25/2017, the borrower xx. The certificate of death is also available under doc locator "xx". As per certificate of death, xx."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is conventional and LTV is greater than 80%. However, Mortgage insurance certificate is missing from the loan file."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68982081	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,281.89	05/06/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$522.38	4.500%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/23/2012	$103,217.23	Not Applicable	4.375%	$515.35	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 6/11/2009 as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* Modification Issue (Lvl 3) "As per document located in loan file named Amended and Restated Note.The loan was modified on 10/23/2012. Per latest payment history borrower is making payments as per these modified terms.
However, reference loan origination date taken in the modification is 6/23/2009 but, the subject loan was originated on 6/11/2009."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in voluntary Petition shows, amount of $6,294.76 as an unsecured portion out of amount of claim $101,194.76."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan has failed the bona fide discount points test:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "Bona Fide - State.""
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6047973	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$327.48	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$333.23	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Verification of Stated Income	Yes	xx	xx	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal Final Truth in Lending Discl.	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on xx as an FHA loan with xx. No indication of any changes in loan type found in the loan file."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 4/10/2020, the borrower income has been impacted by Covid-19. Borrower1 work place has been tempararily shut down. No further details have been found."	* ComplianceEase TILA Test Failed (Lvl 2) "TILA APR Test: FAIL 0.000% 7.000% -7.000%
This loan failed the TILA APR test.
The annual percentage rate (APR) is 7.000%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal Report is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA APR Test: FAIL 0.000% 7.000% -7.000% as the final TIL is missing in the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94076944	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$677.40	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$368.94	7.000%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Documentation	Yes	xx	xx	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$5,021.70	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal HUD-1 Closing Statement Final Truth in Lending Discl.	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on 7/31/1998 as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* Lost Note Affidavit (Lvl 3) "Lost note affidavit dated 12/XX/2015 was found at location XXXX XXXX showing original note was misplaced, lost or destroyed. Copy of Note is located in the file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3)     "The payment history dated as of 5/7/2021 reveals that the borrower is current with loan. The payment next due date is 6/1/2021. The last payment was received on 5/3/2021 in the amount of $556.93 and it was applied for the due date of 5/1/2021. The current P&I is $XXXX. The current unpaid principal balance reflects in the amount of $23,449.06."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 Settlement statement along with Estimated HUD-1 or Itemization is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 Application along with Transmittal is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Final Appraisal is missing from the loan file."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79736028	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	No	No	First	$0.00	$670.79	04/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$271.07	6.950%	360	360	xx	xx	Not Applicable	FHA	Fixed	Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Mortgage Insurance Final Truth in Lending Discl. Origination Appraisal Credit Application	xx	4: Unacceptable	* FHA need to verify with HUD if still active or MI cancellation is missing. (Lvl 4) "This loan is FHA. The loan was originated on xx as an FHA loan with xx. No indication of any changes in loan type found in the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with estimated HUD-1 and itemization is missing in the loan file."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 5/31/2019, 7/9/2019 to 9/30/2019, 11/18/2019, 1/23/2020 to 6/24/2020, 9/2/2020, 11/2/2020, 2/1/2021 to 4/27/2021. However, we required the latest 24 months of payment history. The payment history is missing from 6/1/2019 to 6/30/2019, 10/1/2019 to 10/31/2019, 12/1/2019 to 12/31/2019, 7/1/2020 to 8/31/2020, 10/1/2020 to 10/31/2020, 12/1/2020 to 1/31/2021."
* Title issue (Lvl 3) "As per original note, mortgage, and updated title, the lenders is xx. However, final title policy schedule A reflects assignment from xx. However, updated title reflects a break in the chain of assignment or does not show any assignment to xx."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per updated title report dated 5/10/2017 the subject property current owner is xx"
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage Insurance certificate is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete.

xx"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 4/27/2021, the borrower is current with the loan and the last payment was received on 4/27/2021 which was applied for 4/1/2021 and the next due date for the payment is 5/1/2021. The P&I is in the amount of $271.07 and PITI is in the amount of $479.03. The UPB reflected is in the amount of $4,639.25."
																																																																																																								* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	51091312	xx	xx	561-692	12962	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$0.00	05/11/2021	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$291.63	7.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$58,593.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/08/2012	$31,171.42	Not Applicable	7.250%	$199.39	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement	xx	3: Curable	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per note the loan was originated on 4/10/1998 with the Original Principle Balance $42,750.00.however as the borrower is current with the loan the unpaid principle balance as per payment history is $50,067.16 and tape data shows $30,860.99 .Hence the unpaid principle balance is less than 25% of Original Principle Balance."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 closing statement available in the loan. However, points and fees are hand written same as considered for high-cost test."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $62,915.81 $63,065.61 -$149.80"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The POC was filed on 5/5/2016 and the POC deadline is 8/15/2016. Hence, the POC is not filed in timely manner."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report value is $60,000.00 and the loan#1 amount is $42,750.00, loan#2 and loan#3 amount is $58,593.00, therefore, CLTV ratio is 168.905% which exceeds  104%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $63,065.61. The disclosed finance charge of $62,915.81 is not considered accurate because it is understated by more than $100.
																																																																																																								TILA Finance Charge Test: FAIL $62,915.81 $63,065.61 -$149.80"		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49584009	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$936.00	05/17/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$457.50	8.500%	360	360	xx	xx	$17,806.04	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Property is Vacant (Lvl 3) "Servicing comment dated 5/20/2017 shows the subject property is vacant."
* Active Judgment Against Borrower (Lvl 3)     "There is Civil Judgment in the amount of $234.61 of xx, recorded on xx."
* Property Damage (Lvl 3)     "As per the servicing comment dated 2/5/2015 the subject property was damaged. The nature of the damage was due to fire. The estimated cost of repairs was not found. The lender did not file a claim with thexx.
The latest BPO report dated 1/5/2017 does not report any damage to the property. The as is the value of the property is $90,000 with no needed repairs.
Comment dated 4/7/2016 shows Final Claim amount of xx was given to borrower on 4/7/2016."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test
GSE (xx public guidelines) Predatory Lending Guidance: FAIL
This loan failed the points and fees test.
GSE (xx public guidelines) Points and Fees Test: FAIL $3,155.00 $2,975.00 +$180.00
This loan failed the predatory lending guidance test
GSE (xx public guidelines) Predatory Lending Guidance:FAIL
This loan is not tested against the QM points and fees test.
GSE (xx public guidelines) Points and Fees Test: FAIL $3,155.00 $2,975.00 +$180.00"
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "As per Mortgage and Title Policy, vesting name is xx."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68862869	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	No	Yes	First	$0.00	$633.64	05/26/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$227.92	7.375%	360	360	xx	xx	$29,357.07	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Title Policy is not legible	xx	3: Curable	* Final Title Policy is not legible (Lvl 3) "Available title policy not having effective date on it. No title issue found in policy."
* Payment history is incomplete/ missing (Lvl 3)     "The payment history is available from 05/06/2019 to 05/12/2020, 10/07/2020 to 04/29/2021. However, we require the latest 24 months payment history. Payment history is missing from 06/01/2020 to 09/30/2020."
* Deceased Borrower(s) (Lvl 3) "The subject borrower, xx is appointed as administrator of the estate and there is "Death Certificate" of borrower in the file with locator: xx."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The subject borrower, xx"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test as that exceeds 2% of the total loan amount."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is "Moderate" as this loan failed the brokerage/finder fee test as that exceeds 2% of the total loan amount."
																																																																																																								* Additional Address Noted (Lvl 2) "Per comment of 9/14/14 the street number in subject property address has been changed from xx to xx		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42757878	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$4,411.62	$4,100.53	05/14/2021	Unavailable	Unavailable	Unavailable	Chapter 13	xx	Unavailable	Yes	xx	Not Applicable	$1,376.36	8.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.419%	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	HUD-1 Closing Statement Right of Rescission Origination Appraisal Credit Application	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Available HUD-1 in file does not have 1st page and there is no estimated HUD-1 / itemization available in file to test compliance."
* Issue with the legal description or recorded instrument (Lvl 3) "Legal description on Mortgage document, final title policy and the deed dated 11/22/1999 reflects the xx."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is not complete. Last assignment from xx"
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 05/07/2021, the borrower is making regular payments and the next due date is 05/01/2021. Last payment was received on 04/14/2021 in the amount of $2167.48. Current P&I is $1644.28. The new UPB is reflected in the amount of $206,702.28. As per the seller tape data as of 03/31/2017, the unpaid principal balance is $161,376.18. However, the current balance is $206,702.28 which is lower than the tape balance by more than 25%."
* Application Not Signed by All Borrowers (Lvl 2)     "Executed final application missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal missing in the loan file however appraised value considered from Transmittal."
* Foreclosure case has been dismissed (Lvl 2)     "Update Comments:
As per the comment dated 05/01/2019, the deed in lien file received by attorney.  DIL documents signed on 01/07/2019. The comment dated 05/16/2019 shows the foreclosure sale date 45-60 days to sale. The comment dated 03/12/2020 shows the foreclosure case has been dismissed."
* Application Missing (Lvl 2)     "Executed final application missing in the loan file."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "Update Comments:
																																																																																																								As per the comment dated 03/23/2021, the taxes are delinquent for the year of 2020 in the amount of $4411.62. No further details have been found regarding delinquent taxes are paid or not."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79803185	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$1,451.50	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$599.14	6.000%	180	180	xx	xx	$2,320.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	$570.56	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "Updated Comment:
The conventional fixed rate loan was originated on 9/6/2002 with interest at the rate of 6.00% and P&I in the amount of $599.14. However latest payment history shows current P&I in the amount of $570.56. This shows the loan has been modified. However copy of modification agreement is missing from the loan file."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "Update:- As per tape the UPB is $33,160.92, however payment history reflects UPB as $42,351.63."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the points and fees test. (xx Lender Letter Ann. 06-04) The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000. GSE (xx public guidelines) Points and Fees Test: FAIL $3,840.50 $3,550.00 +$290.50.
This loan failed the points and fees test. (xx Industry Letter 02/12/2009)  The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.  Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.  GSE (xx public guidelines) Points and Fees Test: FAIL $3,940.50 $3,550.00 +$390.50.
This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2))  The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.  Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.  Brokerage/Finder Fee Test: FAIL $3,755.00 $1,420.00 +$2,335.00."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per mortgage, final title policy and note, the borrowers are xx."
* Title shows an assignment chain break (Lvl 2)     "Chain of the assignment is not complete.  The assignment is from xx For xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* Deceased Borrower(s) (Lvl 2)     "Servicing comments mention a borrower3 is deceased however no name was provided and the loan was originated with only 2 borrowers.  A Death Certificate was not located in the file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate due to failing the points and fees test and the brokerage/finder fee test."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50247983	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,205.00	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$574.72	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Loan is Paid Off or Zero Balance - There is evidence in the file - (Lvl 4) "According to the collection comment dated 6/17/2019, the RFD is borrower is disputing. The reason for dispute is borrower said the loan was paid in full in bankruptcy and account shows past due payments .however as per comment dated 6/17/2019, states loan was paid off in full while In Bankruptcy. However payment history shows UPB in the amount $60,853.25. However according to the collection comment dated 6/14/2019, the bankruptcy case was discharged on 6/26/2019.No further detail has been found."	* Litigation (Lvl 3) "As per comment dated 7/28/2011, attorney is not proceeding with MSJ until a response received from escrow. The file is in litigation and borrower is disputing for the taxes which were paid however, the taxes belonged to neighbors property. The issue has been sent to escrow and waiting for response from xx. As per comment dated 1/3/2012, the file is still in litigation however, no further details found regarding same issue. However, the loan is currently in active bankruptcy."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The of the assignment is not complete, currently, the assignment is with xx."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	65531870	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$7,708.90	05/10/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,530.96	7.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Final Truth in Lending Discl. Credit Application Modification	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comment history dated 12/1/2020 shows that the borrower is on covid forbearance plan."
* The property has unrepaired damages (Lvl 4)     "The comment history dated 11/11/2020 shows that the fence need to repair. The estimated amount of damage as per comment history dated 12/15/2017 is $10,132.36. The date of loss is 4/16/2016. Servicing comments reflects that XXXX called on 10/13/2015 and advised there is property damage due to leaking in the home from pipes. Servicer advised to contact the insurance company to submit a claim.  Insurance check dated 3/10/2017 was received in the amount of $15,395.04 however it had the borrower's name on the check who is deceased.  The check had to be destroyed.  Comment dated 5/9/2017 reflects Hazard Loss; adjusters worksheet was rejected; W-9 accepted.  Servicing comment dated 5/18/2017 reflects the account was reviewed by the claims department; Initial/REO claim in the amount of $47,494.17 on 5/8/2017.  It does not appear that the damages have been repaired. The current status of repair has not been found."
* Loan appears modified. Mod missing or unexecuted (Lvl 4)     "This is conventional fixed rate mortgage with P&I of $1530.96 with the rate of interest 7.625%. The P&I as per payment history is the $1097.86 and rate of interest is 3.125%. However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified on 1/25/2011.
However, modification agreement is missing in the loan file."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/17/2019 to 06/05/2019 and 08/06/2019 to 12/11/2019 and 02/04/2020 to 12/31/2020 and 02/05/2021 to 04/30/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 07/01/2019 to 07/31/2019 and 01/01/2020 to 01/31/2020 and 01/01/2021 to 01/31/2021."
* Deceased Borrower(s) (Lvl 3)     "Borrower (xx) was deceased on xx as per the death certificate located at xx. xx resides in the property and makes the payments. She is daughter of deceased xx."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD is not signed by the borrower.  Additionally, missing the Addendum to show breakdown of Line 1305 additional exhibit fees in the amount of $563.50."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal description mismatch as below-
As per Mortgage and final title policy Legal description is "xx" but Appraisal shows as "xx" and Updated title shows as "xx"."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Risk Indicator is Moderate due to failing the TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test failed due to missing the Final TIL; uanble to test the APR."
* Title shows an assignment chain break (Lvl 2)     "The Chain of Assignment is incomplete and latest assigned to xx."
* Final TIL Missing or Not Executed (Lvl 2)     "Missing Final TIL. A copy of TILA dated 11/01/2007 available in file on doc locator "xx" which is not signed."
* Application Missing (Lvl 2)     "Final 1003 missing in loan file however Initial 1003 available in loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Chain of assignment is not completed."
																																																																																																								* Settlement date is different from note date (Lvl 2) "Final HUD reflects the Settlement Date is xx."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79553230	xx	xx	xx	561-692	13336	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$877.64	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	$541.54	$713.98	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Verification of Stated Income or Assets	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Secondary	Yes	Yes	No	15.120%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Condo/PUD Rider	xx	2: Acceptable with Warnings	* Title shows an assignment chain break (Lvl 2) "Chain of the assignment is not complete. Last assignment is from xx."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Condo / PUD rider Missing (Lvl 2)     "PUD rider is missing in the loan fille."
* Settlement date is different from note date (Lvl 2)     "As per note date is xx. However, the settlement date is different from note date."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	90242520	xx	xx	xx	561-692	13335	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,356.20	05/25/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$1,137.29	$1,551.08	6.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$51,500.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/25/2014	$231,996.05	$12,346.05	4.000%	$918.00	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntry petition shows an unsecured portion of debt of amount $7000."
* Title issue (Lvl 3) "Successor and assignee for the lender xx is missing in the loan file."	* Settlement date is different from note date (Lvl 2) "As per the final HUD-1 the settlement date is xx."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "As per the updated title report.The chain of assignment is incomplete ,currently, the assignment is with xx"		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45666381	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Michigan	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	xx	$0.00	$2,495.21	05/21/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$651.98	4.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report, 2 HOA liens were open on the subject properly recorded in favor of xx. First, on 06/27/2011 in the amount of $210.00 and second on 03/14/2016 in the amount of $2,750.00.
The subject property has located the state of Missouri, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens. Therefore, the subject mortgage is in other lien position. However, this is not in a state in which the subject mortgage may not be foreclosed out."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report, the subject mortgage is in other lien position due to 2 HOA liens were open on the subject properly recorded in favor of xx in the amount of $2,960.00."	* Lost Note Affidavit (Lvl 3) "As per servicing comment and document found in the loan file, the note document was lost. Loss note affidavit located at “0596702069_NOTE Pg#1”, a copy of note available in the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
GSE (xx public guidelines) Points and Fees Test: FAIL loan data $7,357.42 comparison data $6,160.00 Variance +$1,197.42
This loan failed the points and fees test.
GSE (xx public guidelines) Points and Fees Test: FAIL Loan data $7,497.42 Comparison data $6,160.00 Variance +$1,337.42"
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
This loan failed the points and fees test.
The points and fees charged to the borrower exceed 5% of the mortgage amount or $1,000 for mortgage amounts of $20,000 or less.
Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "As per updated title report, the chain of the assignment is incomplete. Latest, the assignment is from xx recorded on 10/13/2015. The missing assignment is to xx."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14378509	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$640.49	$2,476.96	Unavailable	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,301.38	5.875%	360	360	xx	xx	$10,511.13	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$22,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2013	$220,305.70	Not Applicable	4.000%	$920.74	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 01/04/2021, the borrower is in ventilator due to covid-19. No further details have been found regarding covid-19."	* Loan has been determined to have an unsecured debt (Lvl 3) "Voluntary Petition, schedule-D shows, amount of $16,536 as an unsecured portion out of amount of claim $217,711."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* Property Damage (Lvl 2)     "Comment dated 9/16/2016 shows, potential damage reported for the subject property. However, details of actual damages not mentioned.
Lost draft notice shows claim check has received with check # XXXX on 1/11/2017 for the amount of $6,246.22.  The claim in the amount of $17,123.46 has been submitted on 3/14/2017.
The property inspection report dated 1/5/2017 available in the loan file at xx shows, the subject home is in overall average condition with no visible damage. As is value quoted in the amount of $210,000."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per Deed recorded on 10/XX/2004 subject property ownership was in the name of xx.
Pro-Title dated 6XX/2017 shows, current property owners as xx."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "Pro-Title shows, annual Taxes for the year 2017 are delinquent in the amount of $640.49. The due date was 5/1/2017."
																																																																																																								* Litigation (Lvl 2) "A litigation issue was noted. Details of the issue not provided in comments history. However, comment dated 2/13/2013 states litigation has resolved. No further litigation issue found."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97331509	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$672.32	05/25/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$923.58	6.250%	360	360	xx	xx	$57,194.54	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.300%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/01/2010	$159,051.16	$40,000.00	2.000%	$360.52	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/1/2019 to 11/30/2020, 1/1/2021 to 4/27/2021. However, we required 24 months of payment history. The payment history is missing from 12/1/2020 to 12/31/2020."
* Active Judgment Against Borrower (Lvl 3)     "As per updated title there is prior civil judgment found against the borrower in the amount of XXXX for the favor of xx."
* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition loan has determined unsecured debt in the amount of XXXX	* Issue with the legal description or recorded instrument (Lvl 2) "As per warranty Deed made between the xx the legal description is xx, Florida however, the mortgage shows as xx of the public records of xx."
																																																																																																								* Property Damage (Lvl 2) "As per servicing comment dated on 12/18/2011 subject property is damage due to water in the amount of $2048.75 however repair is completed."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	99627204	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,171.80	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$755.47	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	29.414%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The TIL is missing from the loan file, hence APR is updated as 0%
This loan failed the TILA APR test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test:FAIL Loan Data Comparison Data Variance
                                   0.000%          6.880%           -6.880%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.880%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

The TIL is missing from the loan file, hence APR is updated as 0%"
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "TIL is missing from the loan file."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84839524	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$5,756.65	05/25/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$2,360.42	$3,132.53	6.875%	360	480	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2010	$470,415.21	$161,000.00	2.000%	$936.99	xx	Financial Hardship	xx	xx	xx	xx	Document Showing a Index Numerical Value HUD-1 Closing Statement	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final dated Hud-1 is not signed by borrower."
* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Available final HUD-1 has two pages however some fees of Section 800 and 1100 listed in additional itemization pages not available along with it. Bifurcation of this fees needs in file hence compliance not tested. And there is no itemization document of points and fees along with TIL."	* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date as note date xx."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index numerical value is unavailable on lender document."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "AS per payment history, the current UPB is $258,023.69 and tape data reflects deferred balance $161,000.00 which makes total UPB $416023.00."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78070118	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$5,594.64	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,656.92	$1,970.45	7.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$50,550.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the tape data as of 3/31/2017, the UPB was $284,955.68 and P&I was $1,272.08. As per the payment history as of 4/30/2021, the UPB is $300,363.81 with the new P&I of $1,871.18. There is a reduction in P&I with respect to Note data and previous modified data which seems that there would be a possible modification."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 4/10/2020, the borrower income has been affected by Covid-19. The Covid-19 forbearance request has been submitted."	* Issue with the legal description or recorded instrument (Lvl 3) "As per updated title report dated 06/30/2017, the legal description mentioned on quitclaim deed and judgments are matched with a mortgage and final title policy, except the following the line.
The legal description line on quitclaim deed is - “xx."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."
* Note data is missing or inaccurate (Lvl 2)     "As per original note, the borrower is XXXX only one person. However, a mortgage, final title policy and loan application executed by two borrowers, named as XXXX and XXXX."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1708207	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Idaho	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$181.36	05/21/2021	Not Applicable	No	Loss Mitigation	Chapter 13	xx	$0.00	Not Applicable	xx	$1,012.34	$1,334.71	7.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$42,500.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/01/2009	$176,066.53	Not Applicable	2.000%	$564.09	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 05/13/2020, the borrower‘s income impacted by covid-19. No further details have been found regarding covid-19."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as TILA finance charge test failed."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA test failed as TILA Finance Charge Test is fail :Loan data is $80,370.89 and allowed amount is $274,434.89, Hence, the variance is  -$194064.00"
																																																																																																								* Title Review shows break in assignment (Lvl 2) "Title review shows chain of assignment is incomplete as the chain of assignment of mortgage is not complete since subject mortgage is currently with xx record dated on 12/13/2012 instead of xx		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79946013	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,065.66	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$465.24	6.990%	360	360	xx	xx	$38,639.23	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 4) "As per payment history the UPB is $91483.03 and as per payment history tape data the UPB is $57,840.21. Hence the current balance is lower than the tape balance by more than 25.00%."	* Deceased Borrower(s) (Lvl 3) "As per the servicing comments the borrower xx was deceased. The comment dated 03/15/2014 mentions that the borrower died on Nov of 2013. The comment dated 12/10/2015 state that the death of principal mortgagor and borrower passed away. The comment dated 06/13/2016 states that xx(Heir of the borrower) says that the borrower passed away. The bankruptcy was filed by xx. The death certificate is missing in the loan file."
* The property has unrepaired damages (Lvl 3) "As per collection comment dated 10/08/2020 there is a wind damage was occurred. However no further details have been found."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18881036	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$251.84	05/25/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$592.84	6.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 08/13/2020, the hardship reason is covid-19. Borrower is active in covid-19 forbearance plan."	* Property is Vacant (Lvl 3) "As per review of servicing comments dated 5/16/2014 mentioned that there is property fire damage in the amount of $8,000.00 and claim is not filled due to damage excluded fire damaged flooring drywall ceilings. And also gas and water is off. No further evidence found about fire damage repairs. Current status of property occupancy is Vacant."
* Property Damage (Lvl 3) "As per review of servicing comments dated 5/16/2014 mentioned that there is property fire damage in the amount of $8,000.00 and claim is not filled due to damage excluded fire damaged flooring drywall ceilings. And also gas and water is off. No further evidence found about fire damage repairs."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment of mortgage is not complete since subject mortgage is currently with xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is Moderate as TILA test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test is fail :Loan data is $114,653.29 and allowed amount is $114,776.89, Hence, the variance is  -$123.60."
* Active State Tax Lien Judgement. (Lvl 2)     "Title review shows there is state tax lien against xx which was recorded on 11/29/2006."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8428157	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$7,479.18	05/17/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$679.08	5.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/07/2016	$138,059.57	Not Applicable	3.625%	$545.23	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal	xx	2: Acceptable with Warnings	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "Title review shows the chain of assignment of mortgage is not complete since subject mortgage is currently with xx record dated on 6/26/2015 instead of xx
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from loan file."		A	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	75967278	xx	xx	xx	561-692	13295	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$732.61	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,369.98	6.000%	360	360	xx	xx	$11,719.94	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 4) "The subject property was owned by "xx" and "xx" at the time of origination which was through a warranty deed xx. However, the recorded mortgage is only signed by xx. Protitle's searchers notes states no probate or death certificate found for xx."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "As per updated Title report, there is an IRS lien against xx."
* Active State Tax Lien Judgement. (Lvl 2)     "As per Updated Title Report, there are following 2 State Tax Lien on updated Title:
There is a State tax lien xx. Johnston recorded on 09/07/2010 in the amount of $410.32 with Georgia Department of Revenue -State Tax Execution.
There is a state tax lien against xx recorded on 09/XX/2011 in the amount of XXXX withXXXX."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1378393	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$4,086.42	04/30/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$758.48	6.500%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* Title Review shows break in assignment (Lvl 2) "The Chain of Assignment is incomplete, currently the assignment with xx"
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10651389	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,852.94	05/04/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$996.65	5.125%	180	180	xx	xx	$12,322.21	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Matured Loan (Lvl 4) "Updated Comment
PH- According to the payment history as of  5/4/2021 the last payment date  5/1/2021 the payment applied date was  4/4/2021 and the next due date for payment is  5/4/2021.The P&I is in the amount of $972.60 and PITI is in the amount of $1223.37. The UPB reflected as per the payment history is in the amount of $59,341.11.
Original Note P&I is $$996.65.
Its seems that loan was modified."	* Deceased Borrower(s) (Lvl 3) "The Co-borrower xx The certificate of death was found in the loan file at XXXX) and XXXX."
* Issue with the legal description or recorded instrument (Lvl 3) "The legal description on the mortgage says “ xx”."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.
GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data: $6,429.75 Comparison Data: $6,250.00 Variance: +$179.75.
This loan failed the predatory lending guidance test due to one or more of the following findings:The loan failed the points and fees test.This loan failed the points and fees test.
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less.Note, no more than two "Bona Fide - GSE" discount points are excluded from the calculation of the points and fees for purposes of this test.
GSE (xx public guidelines) Points and Fees Test: FAIL Loan Data: $6,904.75 Comparison Data: $6,250.00 Variance: +$654.75."
* Settlement date is different from note date (Lvl 2)     "As per HUD-1, the settlement date is xx."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR, the transaction date is 3/XX/2006 which is not aligned with note date 3/XX/2006."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	57052439	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$4,901.08	05/03/2021	xx	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$369.79	7.875%	360	360	xx	xx	$45,814.63	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	11.944%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	xx	Unavailable	Unavailable	Not Applicable	Unavailable	$509.26	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $369.79 with the rate of interest 7.87500 % and a maturity date of 8/1/2036. The P&I as per payment history tape data is the $509.26 and PITI is $1,256.98 and unable to determine the rate of interest .However, there is an increased in P&I with respect to Note data which seems that there would be a possible modification. However as per comment dated 2/1/2021, the mod was completed on 2/XX/2021.The modification document is not found in the loan file."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "According to the collection comment dated 11/2/2020,the borrower is in a Covid-19 forbearance plan.  Hence the borrower income has been impacted by Covid-19           ."
* Evidence of Litigation (Lvl 4) "According to the collection comment dated 8/27/2019, the litigation matter has been found. The borrower litigate due to Foreclosure, The foreclosure put on hold due to litigation .However no comment found which states that litigation has been resolved."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/6/2019 to 6/24/2019, from 8/20/2019 to 8/27/2019, for 10/25/2019 from 2/6/2020 to 2/28/2020, from 5/7/2020 to 4/2/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019, from 9/1/2019 to 9/30/2019, from 11/1/2019 to 1/31/2020 and from 3/1/2020 to 4/30/2020."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title Review shows break in assignment  (Lvl 2)     "Chain of Assignment is not complete.  Latest assignment per updated title Report is to xx. Missing assignment to xx
* Foreclosure case has been dismissed (Lvl 2)     "As per the comments dated 2/1/2021 the foreclosure case has been closed due to loan modification. No further details have been found."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 4/2/2021, the UPB reflected as per the payment history is in the amount of XXXX
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	92749114	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Other	$0.00	$2,460.00	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$539.79	6.750%	180	180	xx	xx	$29,667.19	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/03/2014	$49,087.49	Not Applicable	6.750%	$296.17	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report, there are 4 active Water/Sewer/Utitlites liens in the favor of Water Revenue Bureau, in the cumulative amount of $764.10. The subject property is located in the state of Pennsylvania which is a super lien state. There is a risk of the property getting foreclosed due to above unpaid liens."
																																																																																																						* Title Rvw shows lower lien position than loan docs (Lvl 4) "The lien position os subject property is changed to other, as there are 4 active Water/Sewer/Utitlites liens in the favor of Water Revenue Bureau, in the cumulative amount of $764.10."	* Not all borrowers signed HUD (Lvl 3) "HUD-1 is not signed by the borrower." * Property is Vacant (Lvl 3) "As per servicing comments dated 9/11/2015, the property is vacant."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55709715	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,088.94	05/01/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$409.90	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	$18,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal Mortgage Insurance	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the RESPA originator compensation validation test."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "RESPA Originator Compensation Validation Test: FAIL This loan failed the RESPA originator compensation validation test. This loan contains a fee or fees where "compensation to" is set to either "Lender" or "Broker," but this fee or fees should not be retained by the lender or broker."
																																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "LTV is exceeding 80% however, MI certificate is missing in the loan file."		B	B	Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	84576261	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$2,775.07	05/17/2021	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,021.26	5.750%	360	360	xx	xx	$58,424.00	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/30/2010	$166,612.35	Not Applicable	2.000%	$564.12	xx	Change ARM Terms	xx	xx	xx	xx	Final Truth in Lending Discl.	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "Collection comment dated 4/6/2020 states that borrower was impacted by Covid 19. However, the comment dated 6/9/2020 states that Covid FB plan was rejected as there was no response from the borrower regarding FB program."	* Title Rvw shows lower lien position than loan docs (Lvl 3) "Subject Mortgage is in second lien position. As there is a HOA Lien against xx (HOA Lien/COA lien) on the subject property in the total amount of $12,726.88."
* Title Review shows major title concern (Lvl 3)     "As per updated title report, there is a HOA lien against xx in the amount of $12,726.88 with xx
The subject mortgage is located State of MD, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid liens."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (APR) is 3.526%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method"
* Settlement date is different from note date (Lvl 2)     "As per Note, Note date is xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Complianceease risk indicator is moderate as loan is failing for TILA APR test."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
																																																																																																								* State Tax Judgment (Lvl 2) "As per Updated Title report, there is a state tax lien against XXXX et al (State Tax Lien or Warrant) recorded on 02/XX/2012 in the amount of XXXX with XXXX."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17097907	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$4,383.40	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$744.49	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Final Truth in Lending Discl. Credit Application Right of Rescission Title Evidence	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "Per updated title report subject mortgage in second lien position as there is a senior mortgage in the amount of XXXX was originated on 5/XX/1999 with xx. The subject mortgage was originated on 3/XX/2005 in the amount of XXXX There is no final title policy or title commitment located in the loan file to understand the possible title claim opportunity. However HUD-1 shows a pay off to xx in the amount of XXXX which can not verified that whether it is of the senior mortgage payoff or not. And no release / satisfaction document found in file either."
* Title Review shows major title concern (Lvl 4)     "As per the xx report there is a senior mortgage in the amount of XXXX was originated on 5/XX/1999 with xx. The subject mortgage was originated on 3/XX/2005 in the amount of XXXX There is no final title policy or title commitment located in the loan file to understand the possible title claim opportunity. However HUD-1 shows a pay off to xx in the amount of XXXX which can not verified that whether it is of the senior mortgage payoff or not. And no release / satisfaction document found in file either."
* Missing Title evidence (Lvl 4) "Final title policy at origination is missing from loan file, and there is no title commitment / preliminary policy available in the fie either."	* Deceased Borrower(s) (Lvl 3) "Collection comment dated 8/16/2019 states that borrower is deceased."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file"
* Application Missing (Lvl 2)     "The final application was not located in the file.  The initial application is present."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is not complete.  Currently showing as xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "The Right of Rescission is missing from the loan file"
																																																																																																								* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test: The annual percentage rate (APR) is 5.744%. The disclosed APR of 0.000% is not considered accurate, because final TIL not available in file and disclosed APR captured as 0.00% for CE testing."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	65562864	xx	xx	xx	561-692	13275	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,439.68	04/30/2021	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$926.66	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Final Truth in Lending Discl. Right of Rescission Origination Appraisal HUD-1 Closing Statement Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "As per the tape data as of 3/31/2017, the UPB was $189,098.05 and P&I was $959.19. As per the payment history as of 5/30/2021, the UPB is $185,627.98 with the new P&I of $1,172.75. As per the payment history transaction dated 10/17/2018, the principal balance was changed from $187,165.65 to $195,605.90. There is a reduction in P&I with respect to Note data and previous modified data which seems that there would be a possible modification."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal mentioned on recorded mortgage, final title policy, recorded modification, vesting deed and Lis pendens matching, except recorded modification missing measurement-it shows ‘xx’, and Lis Pendens missing the following line.
“Intending Herein to describe by metes and bounds, lot 1, shown and dimensioned incorrectly on the ……………… xx”."	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing in the loan file ."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "A Uniform appraisal report is missing in the loan file. However, the form# 2055 available in the loan file, we required form#1004."		D	D									Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42222846	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$33.45	05/13/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$313.36	7.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	14.179%	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Right of Rescission	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "The comments dated 2/3/2021 reflects that, the borrower is in a covid-19 forbearance plan."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/2/2019 to 5/31/2019, from 7/18/2019 to 8/2019, from 10/17/2019 to 5/21/2020, from 7/7/2020 to 7/30/2020, from 9/11/2020 to 12/11/2020 and from 2/3/2021 to 4/23/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 6/1/2019 to 6/30/2019, from 9/1/2019 to 9/30/2019, from 6/1/2020 to 6/30/2020, from 8/1/2020 to 8/31/2020 and from 1/1/2021 to 1/31/2021."
* Title policy missing (Lvl 3) "Short form Final title policy is available in the loan files However, Schedule B is missing in the final title policy."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "pdate:- Chain of assignment is not completed."
* The property has unrepaired damages (Lvl 2)     "As per the comments dated 12/30/2019, the subject property had damaged due to water. However, the date of loss and damage amount is unable to determine."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete, the assignment transfer from xx"
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance ease risk indicator is moderate for the TILA right of rescission test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the
																																																																																																								notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	81371807	xx	xx	561-692	1	xx	xx	xx	xx	xx	xx	Massachusetts	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$4,067.03	05/03/2021	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,499.20	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2018	$251,857.14	Not Applicable	4.000%	$1,052.61	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Missing Required State Disclosures Good Faith Estimate Origination Appraisal Initial Escrow Acct Disclosure	xx	4: Unacceptable	* MI, FHA or MIC missing and required (Lvl 2) "xx which is greater than 80.000% hence MI certificate is required; however, it is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MA state.
Following state disclosure which is missing in the loan file.
1. Carbon Monoxide Alarms"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from the loan file."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The subject property was purchased by xx through quit claim deed which was recorded on xxThe subject mortgage was executed by the same borrower on 2/6/2010; however as per updated title report dated on 3/20/2018 state that Grantor, xx as trustee of Fage family irrevocable trust under declaration of trust dated ofxx through quit claim deed which was recorded on xx."
* Missing Required Disclosures (Lvl 2)     "List of Service Providers disclosure is missing in the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing in the loan file."
* Issue with the legal description or recorded instrument (Lvl 2)     "There is mismatch between  legal description of deed and  legal description of mortgage.
																																																																																																								The legal description mentioned on deed is in the form of "Direction, Feet, and Degrees" which is not mentioned on legal description of mortgage."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	55917818	xx	xx	xx	561-692	13256	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	No	No	First	$0.00	$1,305.88	05/18/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$662.00	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* Foreclosure case has been dismissed (Lvl 2) "Updated Comment: According to recent collection comments as of 4/30/2021, the foreclosure complaint was filed on 4/23/2019. Collection comment dated 8/12/2020 states that foreclosure action was closed due to loan modification. The comment dated 10/1/2020 shows foreclosure case was dismissed. No further details have been found."
* Loan has been determined to have an unsecured debt (Lvl 2)     "Schedule-D in Voluntary petition shows $12,152.52 as unsecured portion out of claim amount $18,328.51. Did not see comments indicating a cram down.

Updated:-The Comment dated 4/11/2019 shows that foreclosure case wasxx."
* Title Review shows break in assignment  (Lvl 2)     "The chain of the assignment is not complete, The current assignee is xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test.
IN License Validation Test: FAIL"
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Updated title report shows the vesting in the name of xx. However, warranty deed recorded on xx. It seems to be a Typing Error which needs to be corrected."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per tape data as of 3/31/2017, the UPB is $102,561.89. However, payment history as of 4/20/2021 shows UPB in the amount of $143,039.14."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
IN License Validation Test: FAIL
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Acts effective date of January 1,2009."
																																																																																																								* State Tax Judgment (Lvl 2) "There are 4 State tax liens in the name of the borrower, First recorded on xx and in the favor of xx and remaining three liens in the favor of xx for the cumulative amount of $863.69."		B	B	Moderate	Not Covered	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	8467003	xx	xx	xx	561-692	13254	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,015.10	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,027.55	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of claim value of collateral is $204,706.34 however, unsecured portion is $57,561.34."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* TIL not hand dated (Lvl 2)     "Final TIL is signed but not hand dated by borrower."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "The Chain of Assignment is incomplete, current assignment with xx."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per the review of payment history as of 4/19/2021, the borrower is current with the loan and the next due date for payment is 5/1/2021. The last payment was received on 4/19/2021 in the amount of $1,512.19 which was applied for due date 4/1/2021. The current P&I is in the amount of $944.56 and current PITI is in the amount of $1,512.19. The current UPB reflected as per the payment history is in the amount of $216,859.23."	B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	97827303	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$1,895.02	05/21/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$918.68	4.375%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Verification of Stated Income or Assets	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per the xx report Subject mortgage is on second lien position as there is one HOA lien found on the subject property in favor of xx in the amount of $470.00."
* Title Review shows major title concern (Lvl 4) "As per xx report, there is one HOA lien found on the subject property in favor of xx in the amount of $470.00. The subject property has located the State of Florida, which is a super lien state. There is a risk of the property to be getting foreclosed due to above unpaid lien."	* Settlement date is different from note date (Lvl 2) "As per final HUD-1, settlement date is xx which is different from original note date xx."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is incomplete. Currently, the assignment is from xx."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	39368224	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$8,207.22	05/17/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,333.88	6.250%	360	360	xx	xx	$8,050.75	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Property is Vacant (Lvl 3) "As per servicing comment dated on 2/14/2017 subject property is vacant ." * Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by borrower."	* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."
* Property Damage (Lvl 2)     "As per servicing comment dated on 5/30/2014 subject property is damage but damage amount is not available and as per servicing comment dated on 8/8/2014 reflect 98%  repair is completed and remaining repairs include sand and paint hallway an office however as per BPO dated on 1/4/2017 shows subject property is average condition."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "Chain of Assignment is not complete. Latest assignment per updated title Report is xx. Missing assignment xx."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56449716	xx	xx	xx	561-692	13244	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$5,729.02	05/01/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,087.52	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/21/2014	$200,246.63	Not Applicable	4.625%	$916.39	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $186,981.66. The disclosed finance charge of $186,077.16 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL $186,077.16 $186,981.66 -$904.50.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $186,981.66. The disclosed finance charge of $186,077.16 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "As per quitclaim deed, mortgage, and final title policy, the subject mortgage was originated with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete. The latest assignment as per the updated title is from Bank of xx"
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report for the subject property is missing in the loan file. However, values are considered from transmittal summary."		B	B	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43508897	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,942.17	05/01/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$762.13	5.500%	120	120	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Verification of Stated Income or Assets	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal Final Truth in Lending Discl. Title Evidence	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "As per amended xx), the loan was crammed down to $32,450.14 and interest rate reduced from 5.5000% to 5.25000% and P&I reduced from $762.18 to $260.86 and it will be paid over term of 180 months. The current UPB is showing in the amount of $25,673.54."
* Missing Title evidence (Lvl 4) "Final Title Policy is missing from the loan file. And title commitment / Preliminary Title report also missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan file as well as underwriting transmittal and initial 1003 application is also missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete as currently, the mortgage is with xxas it should with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85883683	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$2,418.68	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$549.78	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Verification of Stated Income	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/20/2013	$101,248.83	Not Applicable	5.625%	$530.85	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Right of Rescission	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report, the subject mortgage is in second lien position due to one water lien was open on the subject property recorded on xx in favor of xx in the amount of xx
* Title Review shows major title concern (Lvl 4)     "As per updated title report, one water lien was open on the subject property recorded on xx in favor of xx in the amount of xx
The subject property has located the State of California. There is a risk of the property to be getting foreclosed due to above unpaid liens. Therefore, the subject mortgage is in second lien position."	* Active Judgment Against Borrower (Lvl 3) "As per updated title report, One senior civil judgment was recorded on 07/XX/2008 against the borrower in the amount of XXXX in favor of xx. However, the subject mortgage was recorded on 10/XX/2009.
Final Title Policy does not show exception for prior judgment or lien."	* Missing Appraisal (Lvl 2) "Appraisal report for subject mortgage is missing in loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* TIL not hand dated (Lvl 2)     "The final TIL is not hand dated by the borrower ."
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower ."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Right of Rescission Test: FAIL"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3477658	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$1,786.39	$3,562.78	05/07/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,412.22	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Right of Rescission Final Truth in Lending Discl.	xx	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final Hud-1 is not signed by the borrower however, the same is considered for compliance testing."
* Loan has been determined to have an unsecured debt (Lvl 3)     "As per Voluntary Petition, The loan has been determined to have an unsecured debt in the amount of
* Deceased Borrower(s) (Lvl 3) "As per Death of Certificate under doc locator XXXX ,borrower xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
The annual percentage rate (APR) is 6.194%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL 0.000% 6.194% -"
* Active State Tax Lien Judgement. (Lvl 2)     "As per Updated Title report, there is a notice of state tax lien against xx recorded on xx in the amount of $9585.59 in the favor of xx."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per Updated Title report, 2016-2017 2nd installment of county tax is due in the amount of $1786.39."
* Settlement date is different from note date (Lvl 2)     "As per Note, Note date is xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate as loan is failing for the TILA APR test."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33708610	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,695.88	05/14/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$601.90	5.250%	360	360	xx	xx	$36,281.88	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per note the loan was xx with the Original Principle Balance $109,000.00.however as the borrower is current with the loan the unpaid principle balance as per payment history is $109973.61 and tape data shows $86,009.39 .Hence the unpaid principle balance is less than 25% of Original Principle Balance."
* Issue with the legal description or recorded instrument (Lvl 3)     "1) As per Mortgage Document, Legal Description isxx " . However, as per Final Title Policy shows metes and bounds line, 3  " xx ". There is Lot and Block, metes and bounds difference between Mortgage and Final Title Policy
2) As per Mortgage document Legal description xx. However, as per Vesting deed xx There is Lot and Block difference between Mortgage and Vesting deed dated xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL Loan data $110,765.90, Comparison data $111,723.29 hence variance -$957.39"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Prohibited Fees Test: FAIL Loan data $763.60, Comparison data $0.00 hence variance $763.60"
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR not hand dated by borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test
This loan failed the TILA foreclosure rescission finance charge test.
																																																																																																								This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	17077194	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$8,399.70	04/29/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,231.94	5.375%	360	360	xx	xx	$34,238.33	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Legal Description	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The lien position of the subject mortgage went on second as there is a senior mortgage with xx for the XXXX of XXXX found open. However, HUD-1 is showing pay-off for senior mortgage in the amount of $173,581.91 and Title policy at the origination is clear. The release is missing for the senior open mortgage. Possible title claim can be filed."
* Legal Description missing (Lvl 3)     "Legal Description is missing from the Final Title Policy document."
* Active Judgment Against Borrower (Lvl 3)     "As per Updated Title report dated 6/20/2017, There are 4 liens found prior to the subject mortgage.
There is a child support lien open in the amount of xx which recorded on xx filed by xx. There are 3 civil judgments recorded on xx xx and xx respectively in the amount of xx xx and xx However, Title policy at the origination is clear."
* Title Review shows major title concern (Lvl 3)     "The subject mortgage was recorded on 6/26/2003. The updated title dated 6/20/2017 shows there is an active senior mortgage prior to the subject Mortgage, In the favor of xx for the amount of XXXX
Final Hud-1 shows pay off to Fairbanks for the amount of XXXX
Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Deceased Borrower(s) (Lvl 3) "As per servicing comment dated 5/21/2015 shows Death of Borrower. However, Death Certificate is not available in the loan file."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: FAIL $232,375.42 $232,415.27 -$39.85"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the tape data as of 4/28/2017, the UPB was in the amount of $183,340.56, due to loan modification the current UPB in the amount of $243,248.87."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
Prohibited Fees Test: FAIL $795.00 $0.00 +$795.00"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
																																																																																																								This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	25184423	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$7,380.48	05/15/2021	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,649.12	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,649.12 with the rate of interest 5.375% and a maturity date of 07/XX/2033. The current P&I as per payment history is the $1,151.17. However, there is reduction in P&I with respect to Note data which seems that there would be a possible modification. However, the loan modification agreement is missing from the loan file."	* Deceased Borrower(s) (Lvl 3) "As per servicing comment available on 3/10/2015, there was a death of borrower however, there are no further comments available in the file that confirm the reason for death and borrower name and also missing death certificate from the loan file."			A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56776351	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,200.47	05/14/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$286.17	8.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application HUD-1 Closing Statement Final Truth in Lending Discl. Origination Appraisal	xx	3: Curable	* Comment history is incomplete (Lvl 3) "The comment history is available from 5/10/2019 to 1/11/2021 and from 3/8/2021 to 3/9/2021. However, we require a complete 24 months latest comment history. The comment history is missing from 2/1/2021 to 2/28/2021 and from 4/1/2021 to 4/30/2021."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3)     "Update:- As per tape the UPB is $20,078.71, however payment history reflects UPB as $4,730.34."
* Deceased Borrower(s) (Lvl 3)     "As per the updated title report, the property is currently vested in Estate of xx, children, as the borrower xx was deceased. No death certificate found in the loan file.
However, Affidavit As To Heirs present in the loan file, which states that the borrower was deceased on xx and also states that said deceased left surviving the following, as heirs or persons otherwise interested in the estate: xx."
* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/14/2019 to 6/14/2019, from 8/13/2019 to 3/26/2020, from 5/15/2020 to 9/29/2020, from 11/2/2020 to 4/12/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019, from 4/1/2020 to 4/30/2020 and from 10/1/2020 to 10/31/2020."	* Title Review shows break in assignment (Lvl 2) "The chain of assignment is incomplete and currently with xx"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Application Missing (Lvl 2)     "Final application is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing in the loan file."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7295764	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,081.24	05/06/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$386.68	6.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Verification of Stated Income	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	Yes	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "pdate:- Chain of assignment is not completed."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update, BWR within SOL."
* Not all borrowers signed TIL (Lvl 2)     "The Final TIL was not signed by the borrower"
* Title Review shows break in assignment  (Lvl 2)     "The Chain of assignment is incomplete.  Currently showing as xx"
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79458713	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$2,437.54	08/24/2020	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$397.63	6.625%	360	360	xx	xx	$4,411.49	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2013	$55,786.89	$2,886.89	4.000%	$221.09	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Title issue (Lvl 3) "The legal description is missing in final title policy."
* Title Review shows major title concern (Lvl 3)     "As per ProTitle report, there is one senior mortgage found on subject property originated on 5/XX/1998 in the favor of xx in the amount of $47,000.
Final HUD-1 shows payoff to xx. No release document was found in the loan document stating the prior mortgage have been released. Final Title Policy at the origination does not reflect any exception for senior mortgage. It shows a clear title. Possible title claim can be filed."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description mentioned on recorded mortgage, quitclaim deed and warranty deed do matches with each other. However, AOM recorded on 2/17/2011 with xx, missing the legal from “xx”."
* Title Rvw shows lower lien position than loan docs (Lvl 3)     "As per the xx report Subject mortgage is on second lien position as there is a Senior mortgage in the amount of XXXX originated on 5/XX/1998. The Subject mortgage was originated on 3/XX/2006 in the amount of XXXX
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* State Tax Judgment (Lvl 2) "As per ProTitle report, there are 2 state tax liens found open against the borrower in the favor of State of Ohio Dept. of Taxation totaling in the amount of $2,879.43."
* Title shows an assignment chain break (Lvl 2)     "The Chain of the assignment is incomplete. Currently, the last assignment from xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: Loan Data $82,967.14, Comparison Data $83,112.14, Variance -$145.00

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: Loan Data $82,967.14, Comparison Data $83,112.14, Variance -$145.00"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
TILA Finance Charge Test: Loan Data $82,967.14, Comparison Data $83,112.14, Variance -$145.00
The finance charge is $83,112.14. The disclosed finance charge of $82,967.14 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
TILA Foreclosure Rescission Finance Charge Test: Loan Data $82,967.14, Comparison Data $83,112.14, Variance -$145.00
																																																																																																								The finance charge is $83,112.14. The disclosed finance charge of $82,967.14 is not considered accurate for purposes of rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60867933	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,701.12	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$1,556.64	6.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per final title policy type of ownership is Leasehold."
* Property value crammed down (Lvl 4) "As per note stated original rate is 6.750% and stated original P&I is $1,556.64. As per bankruptcy chapter 11 plan the interest rate was reduced from 6.750% to 5.25% and P&I is $596.38 for the 30 months and total claim amount is $248860.01, secured amount is XXXX and unsecured deficiency is XXXX	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition loan has been determined to have an unsecured debt in the amount of XXXX	* Title Review shows break in assignment (Lvl 2) "Chain of Assignment is not complete. As per updated title current assignee name is xx."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31774513	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,628.69	05/21/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$574.21	7.000%	480	480	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$23,100.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/20/2015	$102,557.79	$30,767.34	4.125%	$305.65	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "Update:- As per tape the UPB is $101674.88, however payment history reflects UPB as $66,820.39."
																																																																																																							* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $42,962.00 as unsecured portion out of claim amount XXXX No comments indicating a cram down."	* State Tax Judgment (Lvl 2) "State tax lien against the xx and in the amount of XXXX in favor ofXXXX."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5750190	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$7,243.81	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$3,845.38	6.750%	180	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	43.435%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/16/2011	$614,226.85	$35,300.00	2.000%	$1,753.14	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition the amount of claim value of collateral is XXXX however, unsecured portion is XXXX	* Settlement date is different from note date (Lvl 2) "The loan was originated on xx however HUD-1 shows the settlement date is xx."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	5485783	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$12,202.79	05/05/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,261.28	9.500%	360	360	xx	xx	$144,406.55	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2012	$173,603.55	Not Applicable	5.000%	$837.11	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection dated 5/1/2020, Borrower is effected by covid19.Income was less due to Covid-19.Due to Covid-19 borrower unemployed."	* Title Review shows major title concern (Lvl 3) "As per updated title report dated 7/7/2017, there are three senior state tax lien in favor of xx in the cumulative amount of XXXX
* Active Judgment Against Borrower (Lvl 3)     "Senior civil judgment in favor of xx "plaintiff" in the amount of XXXX recorded on 7/XX/2007 is active against the borrower."
* Variation in Parcel number(APN#) (Lvl 3)     "Appraisal report and the Mortgage document reflects xx as parcel number of the subject property. However, updated title reflects two parcel id for subject property xx. Tax certificate is not available in the updated title report to confirm the same."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of the Voluntary petition shows XXXX in unsecured portion out of claim of XXXX No comments indicating cramdown was found in the collection comments."	* Active State Tax Lien Judgement. (Lvl 2) "6 State Tax lien totaling in the amount of XXXX filed by Tax Collector of xx “plaintiff” are active against the borrower.
6 State Tax lien totaling in the amount of XXXX filed by XXXX plaintiff” are active against the borrower."
* Settlement date is different from note date (Lvl 2)     "As per the subject property is in CA, settlement date is xx. Hence, the settlement date is different from note date."
																																																																																																								* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per updated title dated 7/7/2017, there is one junior IRS lien in favor of XXXX."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27619568	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,550.00	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,838.33	6.125%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$23,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2010	$287,451.70	Not Applicable	2.625%	$1,275.03	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
TILA Finance Charge Test: FAIL $360,113.92 $363,065.41 -$2,951.49.
The finance charge is $363,065.41. The disclosed finance charge of $360,113.92 is not considered accurate because it is understated by more than $100."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10954519	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,273.18	05/18/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,320.72	4.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/06/2017	$521,073.60	Not Applicable	3.500%	$2,018.59	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement Mortgage Insurance Origination Appraisal	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD 1 is missing from the loan file however, we considered the points and fees from the Supplemental Closing Instructions (0628883936_CLINSTRUCT-1) in order to run ComplianceEase."
* Comment history is incomplete (Lvl 3) "Servicing comment history is available from 10/17/2015 to 5/31/2017 however, we require latest 24 months comment history and servicing comments are missing from 5/31/2015 to 10/16/2015."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment is incomplete as the subject mortgage is currently with xx"
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file as LTV of the subject loan exceeds 103.17%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."		B	B	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	21086017	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$4,715.30	05/04/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,090.37	4.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Final Truth in Lending Discl. Origination Appraisal HUD-1 Closing Statement Good Faith Estimate	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "As per updated title report dated 06/23/2017, notice of special tax lien (library joint powers authority of xx was open on the subject property dated 01/XX/2014 and recorded on 01/XX2014. The subject property has located the state of California. There is a risk of the property to be getting foreclosed due to above unpaid liens. Therefore, the subject mortgage is in second lien position."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in second lien position due to the notice of special tax lien (library joint powers authority of xx) was open on the subject property dated 01XX/2014 and recorded on 01/XX/2014."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 along with Estimated HUD-1 and Itemization is missing in the loan file."	* Initial Good Faith Estimate is Missing (Lvl 2) "Initial Good Faith Estimate is missing in the loan file."
* Application Missing (Lvl 2)     "Final 1003 along with 1008 is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The POC was filed on 3/2/2015 and the POC deadline is 3/16/2015. Hence, the POC is not filed by timely manner."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending Disclosure is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final Truth in Lending Disclosure is missing in the loan file."
* Missing Appraisal (Lvl 2)     "A Uniform appraisal report is missing in the loan file."
																																																																																																								* Good Faith Estimate missing or unexecuted (Lvl 2) "Final Good Faith Estimate is missing in the loan file."		D	D									Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43804117	xx	xx	xx	561-692	13210	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,463.89	05/13/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$724.22	4.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2010	$123,339.06	Not Applicable	2.000%	$492.97	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Origination Appraisal Credit Application Right of Rescission Title Evidence HUD-1 Closing Statement	xx	4: Unacceptable	* Missing Title evidence (Lvl 4) "Final Title Policy is missing from the loan file. Also, there is no title commitment or preliminary title policy available in the loan file."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "HUD-1 is missing from the loan file. Also there is no itemization or estimated HUD-1 available in the loan file."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment is incomplete as the subject mortgage is currently with xx."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing from the loan file."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm the operative index value as supportive documents are missing from the loan file."		D	D									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11839241	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,473.72	05/28/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,196.94	5.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	No	No	43.720%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/17/2014	$200,294.53	Not Applicable	5.375%	$1,016.08	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl.	xx	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test, the loan data is 0.000% comparison data is 5.407% hence, variance is -5.407%.
The annual percentage rate (APR) is 5.407%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "The latest PH located at "XXXX" shows the current UPB as $127445."
																																																																																																									* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "According to the payment history as of dated 05/XX/2021 the next due date is 05/XX/2021."	B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	62323967	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$11,629.46	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$641.93	5.750%	360	360	xx	xx	$40,878.27	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/14/2010	$103,506.79	Not Applicable	2.000%	$324.25	xx	Financial Hardship	xx	xx	xx	xx	HUD-1 Closing Statement	xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final Hud-1 document is available from the loan file but that copy is un-executed as fees mentioned on that copy is handwritten. Final Hud-1 required eligible copy required."
* Payment history is incomplete/ missing (Lvl 3) "Payment history is available from 5/8/2019 to 6/29/2019, 8/27/2019 to 10/7/2019, 12/2/2019 to 4/28/2020, 6/3/2020 to 6/30/2020 and 9/8/2020 to 4/5/2021. However, we require latest months of payment history. Servicing comments are missing from 7/1/2019 to 7/31/2019, 11/1/2019 to 11/30/2019, 5/1/2020 to 5/31/2020 and 7/1/2020 to 8/30/2020."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The unpaid principal balance is reflected in the amount of $123,631.29 which is greater than the original balance is $110,000.00. However, the loan has been modified."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
																																																																																																								* Active State Tax Lien Judgement. (Lvl 2) "Title review shows that there is State Tax Lien or Warrant in the amount of $721.31 found open with holder Commissioner of Taxation Finance record dated 9/17/2012."	* Issue with the legal description or recorded instrument (Lvl 1) "As per the updated title report searcher's notes, it shows legal under subject mortgage does not match deed(s) or related documents. However, as per the review the legal description on the deed matches with the mortgage."	B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67701437	xx	xx	xx	561-692	13206	xx	xx	Not Applicable	Not Applicable	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,022.51	05/27/2021	xx	Yes	Bankruptcy	Chapter 7	Unavailable	Not Applicable	No	xx	Not Applicable	$441.87	4.375%	360	360	xx	xx	$49,391.58	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Foreclosure Delay or Contested (Lvl 3) "As per servicing comments dated on 10/12/2016 shows the foreclosure matter was contested and was opened. However, no further comments shows that the foreclosure matter was resolved from the collection comments. Subject loan is now current"	* ComplianceEase TILA Test Failed (Lvl 2) "Compliances ease failed due to TILA finance charge test as loan data shows as $72,378.45, comparison data shows as $73,291.45 and variance shows as -$913.00.

Compliances ease failed due to TILA foreclosure rescission finance charge test loan data shows as $72,378.45, comparison data shows as $73,291.45 and variance shows as -$913.00."
* ComplianceEase RESPA Test Failed (Lvl 2)     "Compliances ease failed due to Good Faith Estimate disclosure date test for RESPA GFE Disclosure Date Test."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete as currently, the mortgage is with xx."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliances ease risk indicator shows moderate for TILA finance charge test failed, TILA foreclosure rescission finance charge test failed, and Good Faith Estimate disclosure date test failed."		B	B	Moderate	Pass	Fail	Fail	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41121100	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$769.65	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Not Applicable	No	xx	Not Applicable	$771.93	1.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Secondary	Yes	Yes	No	Not Applicable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in lower lien position. There are 10 Water/Sewer/ Utilities found against borrowers in favor of xx in the cumulative amount of XXXX on the subject property."
* Title Review shows major title concern (Lvl 4) "As per Updated Title, there are 10 Water/Sewer/ Utilities found against borrower in favor of xx Services in the cumulative amount of XXXX on the subject property. The subject mortgage is located State of NV, which is a super lean state. There is a risk of the property to be getting foreclosed due to above unpaid liens."	* Not all borrowers signed HUD (Lvl 3) "Final Hud-1 is not signed by the borrower. The same Hud1 is considered to test the compliance ease."
* Incorrect Property address on Note Document. (Lvl 3) "As per Note, Mortgage, Final Application, and TIL, the subject property State is California. However, as per Updated Title, Hazard, Appraisal, HUD, Deed, Assignment of Mortgage, Water Sever documents, the subject property State is Nevada."	* Settlement date is different from note date (Lvl 2) "As per note, note date is xx however, settlement date is xx."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "The operative index value is unable to confirm in the loan file."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53244142	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	xx	$0.00	$8,481.92	05/14/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$1,432.46	$1,657.16	7.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$55,450.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage went on second lien position. As there is one HOA lien in favor of xx., for the amount of xx recorded on xx
* Title Review shows major title concern (Lvl 4) "As per updated title report 6/30/2017 shows there is one HOA lien in favor of xx, for the amount of xx recorded on xx The subject property located in TX state, there is risk for property getting foreclosed by above said unpaid non-mortgage lien and wiping out the subject mortgage."	* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from the loan file as because of the relevant documents are missing from the loan files."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	49136563	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,224.50	05/12/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	$1,358.79	$2,073.60	5.875%	360	360	xx	xx	$24,100.40	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Comment history is incomplete (Lvl 3) "Comment history is available from 02/04/2016 till 05/31/2017. However, we require latest 24 months of comment history. The comment history is missing from 06/01/2015 till 02/03/2016."
* Issue with the legal description or recorded instrument (Lvl 3)     "Legal description on warranty deed, mortgage, and final title policy matches except for below points.
As per warranty deed, first paragraph fifth point shows xx.
However, as per mortgage and final title policy, first paragraph fifth point show xx"
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per Pro-Title report dated 06/29/2017, there is one Federal Tax Lien against xx in the amount of $9,710.83 in favor of Federal Tax Lien and was recorded on 6/30/2009."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to determine  from the available loan file."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Updated Comment:
																																																																																																								The payment history dated as of 4/12/2021 reveals that the borrower is current with loan. The payment next due date is 5/1/2021. The last payment was received on 4/12/2021 in the amount of $2,149.57 and it was applied for the due date of 4/1/2021. The current P&I is $1,776.58. The current unpaid principal balance reflects in the amount of $283,806.98."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94084322	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,169.63	05/25/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$503.26	6.375%	180	180	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4)	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by all required borrowers." * The property has unrepaired damages (Lvl 3) "As per collection comment dated 7/1/2020 property had wind/Hail damage, with loss amount $8668.97 and loss date 10/10/2019."	* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date xx is inconsistent with Note date and settlement date xx"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per the payment history as of 5/25/2021, the current UPB reflected as per the payment history is in the amount of $77,689.81."
																																																																																																								* Property Damage (Lvl 2) "As per comment dated 5/24/2017, damaged flooring and walls falls below threshold and as per latest BPO dated 4/8/217, the subject property has roof damages in the amount of $2,000.00 however, no evidences found further that confirms the repair cost and whether repairs are made;"		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,668.97	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74338708	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,558.82	05/26/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$986.32	7.125%	360	360	xx	xx	$59,526.44	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$18,300.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/01/2011	$157,858.45	$17,700.00	2.000%	$424.44	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) ""Schedule-D in Voluntary petition shows $64,878.44 as unsecured portion out of claim amount $152,778.44. Did not see comments indicating a cram down.”"
																																																																																																							* Issue with the legal description or recorded instrument (Lvl 3) "As per mortgage document, Legal Description is xx. However, Vesting Deed recorded dated 8/12/2002 shows xx. There is the difference in acre tract Between mortgage and vesting deed document."	* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrowers." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrowers."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	66032527	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$501.02	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$574.66	6.750%	360	360	xx	xx	$11,057.69	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	1: Acceptable					A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7804073	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Minnesota	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,038.04	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,042.47	8.081%	360	480	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/23/2010	$337,094.78	$71,200.00	2.000%	$805.20	xx	Change ARM Terms	xx	xx	xx	xx	Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per Updated Title report, there are 2 federal Tax lien in the total amount of $9075.02 against Arnold L Ficocello recorded on 01/26/2010 & 10/14/2009."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Unable to determine the numeric value of operative index from lender docs."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6284169	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$742.25	05/07/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$266.19	5.875%	360	360	xx	xx	$3,792.68	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	14.927%	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $266.19 with the rate of interest 5.875% and a maturity date of 12/01/2034. The current P&I as per payment history is the $368.30. However, there is increase in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 02/11/2019 states the loan modification has been completed on 02/11/2019. However, the loan modification agreement is missing from the loan file."	* Deceased Borrower(s) (Lvl 3) "The subject borrower, xx and the death certificate is available in the file with the doc locator:0632916813_Vital Record Death Certificate_406."
* Issue with the legal description or recorded instrument (Lvl 3) "As per Appraisal report, APN of subject property is given as xx"	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "Currently, the owner the subject title are "xx"."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by borrower."
																																																																																																								* Water/Sewer Taxes (Lvl 2) "The collection comment dated 12/17/2020 states as per TSR Taxes are delinquent for the year 2019 and 2020 for solid waste in the amount of $167.84 and $189.00. No further details have been found."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	43453419	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Mississippi	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$608.60	05/27/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$459.44	8.750%	360	360	xx	xx	$13,262.02	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/21/2006	$60,826.45	Not Applicable	8.750%	$487.19	xx	Change of Terms	xx	xx	xx	xx	Credit Application	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per comment dated 1/7/2021, the property had damages due to water. Comment dated 1/26/2021 states that the property had loss due to water on 1/1/2021 and loss noted in the amount of $20,000.01. Claim XXXX was received on 1/25/2021 in the amount of $6,806.57. No further details have been found."	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file. However, 1008 is available. Values are updated as per 1008."
* State Tax Judgment (Lvl 2)     "Pro-Title shows, there is a State Tax lien recorded on 4/20/2017 in favor of Department of xx
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "GSE (xx public guidelines) Points and Fees Test: FAIL  Loan Data: $3,195.00 Comparison Data: $2,920.00  Variance: +$275.00
This loan failed the points and fees test. (xx Lender Letter Ann. 06-04)
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000.

GSE (xx public guidelines) Points and Fees Test: FAIL  Loan Data: $3,195.00 Comparison Data: $2,920.00  Variance: +$275.00
This loan failed the points and fees test. (xx Industry Letter 02/12/2009)
The points and fees charged to the borrower exceed 5% of the mortgage amount, or $1,000 for mortgage amounts of $20,000 or less."
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$20,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	78377904	xx	xx	xx	561-692	13183	xx	xx	Not Applicable	Not Applicable	xx	xx	Oregon	xx	xx	xx	xx	xx	xx	Yes	No	No	First	$0.00	$6,058.28	05/27/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,144.46	6.340%	360	360	xx	xx	$89,795.98	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2012	$325,000.00	$50,000.00	2.000%	$1,240.33	xx	Financial Hardship	xx	xx	xx	xx	xx	2: Acceptable with Warnings	* Settlement date is different from note date (Lvl 2) "Settlement date per final HUD1 is xx."
* Title Rvw shows prop. owner of record is not borr. (Lvl 2)     "The subject mortgage was originated on xx The owner of the property record is xx. However, as per updated title report, the current owner of the property record is xx Under Pooling And Servicing agreement dated as of November 1, 2005, xx."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete. Latest assignment per updated title is from xx As xx."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value could not be sourced from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "The Note date is xx. However, ROR transaction date is xx and settlement date per HUD1 is xx."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	15580004	xx	xx	561-692	13190	xx	xx	Not Applicable	Not Applicable	xx	xx	Maine	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$4,669.47	05/25/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,644.00	5.990%	360	360	xx	xx	$82,577.36	Conventional	ARM	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	16.261%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	08/01/2015	$180,457.34	$38,857.34	3.250%	$527.52	xx	Financial Hardship	xx	xx	xx	xx	Title Policy	xx	3: Curable	* Title policy missing (Lvl 3) "Final title policy at the origination is missing in the loan file. However, values are considered from commitment."	* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "The subject mortgage was originated on xx and page#348."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Prepayment Term Test: FAIL 36 Months 0 Months 36 Months."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the
																																																																																																								property is located."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93225890	xx	xx	xx	561-692	13191	xx	xx	Not Applicable	Not Applicable	xx	xx	Nebraska	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,618.00	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,023.65	7.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $15635.23 as unsecured portion out of claim amount $200,635.23. Did not see comments indicating a cram down."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is incomplete. Latest assignment per updated title is from xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $401,955.30. The disclosed finance charge of $356,727.42 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $401,955.30. The disclosed finance charge of $356,727.42 is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 11.704%. The disclosed APR of 10.809% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test.
This loan failed the prepayment penalty test."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value for origination from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	6336614	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,251.11	05/10/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 11	xx	Unavailable	No	xx	Not Applicable	$541.52	8.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal Mortgage Insurance Final Truth in Lending Discl.	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "As per Bankruptcy chapter-11 plan (Locator: Order Confirming Chapter-11 Plan), the subject loan was crammed down to the collateral value of $54,000.00 and the debtor will pay this in equal monthly payments with 5.25% interest amortized over 225 months."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "As per tape data the UPB is XXXX however payment history reflects UPB as XXXX
* Comment history is incomplete (Lvl 3) "Servicing comments are available in the file from 2/8/2017 until 5/31/2017 however, we require latest 24 months servicing comment history; Servicing comments are missing from the file from 5/31/2015 until 2/7/2017."	* Application Missing (Lvl 2) "Final Application is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test as final TIL is missing from the loan file however, we considered APR as 0.000% in order to run ComplianceEase. ."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is not complete as the subject mortgage is currently with xx
* MI, FHA or MIC missing and required (Lvl 2)     "MI Certificate is missing from the loan file as LTV of the loan exceeds 78.00%."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk indicator is "Moderate" as this loan failed the TILA APR test as final TIL is missing from the loan file however, we considered APR as 0.000% in order to run ComplianceEase."
																																																																																																								* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is missing from the loan file however, we considered APR as 0.000% in order to run ComplianceEase."		B	B	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40204555	xx	xx	xx	561-692	13193	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,527.83	05/14/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$778.13	8.750%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Truth in Lending Discl. Credit Application Origination Appraisal	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D in voluntary petition, shows 8,592.00 as unsecured portion out of claim $95492."
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by the borrower."
* Comment history is incomplete (Lvl 3) "Servicing comments are present from 02/09/2017 to 05/31/2017. Comments are missing from 4/1/2015 to 2/08/2017 as we require to review past 24 months of servicing comments."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA APR test."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan files."
* Application Missing (Lvl 2)     "Final application and transmittal documents are missing in the loan files."
* Title Review shows break in assignment  (Lvl 2)     "The chain of the assignment is not Complete, The Current assignee is xx recorded on 05/XX/2015."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.114%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial
TILA APR Test: FAIL 0.000% 9.114% -9.114%."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing in the loan files."
* Settlement date is different from note date (Lvl 2)     "Settlement date on Final HUD-1 is 02/XX/2003. However closing date per Note is 02/XX/2003."
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to confirm Operative Index value within the available loan documents."		B	B	Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53185347	xx	xx	561-692	12940	xx	xx	xx	xx	xx	xx	Colorado	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	xx	$0.00	$2,669.31	05/21/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,054.03	6.250%	360	360	xx	xx	$11,798.65	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/01/2014	$318,621.78	Not Applicable	2.000%	$1,261.79	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject Mortgage is in second lien position. As there is an assessment lien against xx on the subject property in the total amount of $661.46."
* Title Review shows major title concern (Lvl 4)     "As per updated title report, there is an assessment Lien against xx on the subject property in the total amount of $661.46.  There is a risk of the property to be getting foreclosed due to above unpaid lien.
The subject mortgage is located State of CO, which is a super lien state."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $407,757.67. The disclosed finance charge of $407,468.97 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL $407,468.97 $407,757.67 -$288.70

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $407,757.67. The disclosed finance charge of $407,468.97 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance ease risk indicator is moderate as loan is failing for the TILA Finance charge test and TILA Foreclosure rescission finance charge."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27706630	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,655.75	05/18/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,160.43	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Origination Appraisal Final Truth in Lending Discl. Modification Right of Rescission	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,160.43 with the rate of interest 5.750% and a maturity date of 08/01/2033. The current P&I as per payment history is the $1,209.74. However, there is increase in P&I with respect to Note data which seems that there would be a possible modification. However, the modification agreement is missing from the loan file."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 05/07/2019 to 10/31/2019 and 12/02/2019 to 04/13/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 11/01/2019 to 11/30/2019."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 04/13/2021, the current UPB reflected is in the amount of $110,172.70. The collection comment dated 06/04/2019 states the borrower is reinstated the loan. Hence, the current balance is lower than tape balance by more than 25%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
Final TIL is missing from the loan file however APR is taken as 0.00% which is comparison with 5.811% and variance is -5.811%.
The annual percentage rate (APR) is 5.811%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test."
																																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34125852	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,136.00	05/24/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$672.02	6.125%	360	360	xx	xx	$11,864.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/16/2011	$116,707.03	Not Applicable	5.000%	$562.76	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Lost Note Affidavit (Lvl 3) "Lost note affidavit is found at locator XXXX which states that the original note was lost and the affidavit was dated on 9/XX/2008."
																																																																																																							* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition scheduled D, there is an unsecured portion in the amount XXXX	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31150307	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$0.00	05/11/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$409.80	6.625%	360	360	xx	xx	$22,295.36	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage went on other lien position. As there are 3 water/sewer/utility taxes open on the subject property in the total amount of xx with xx.
First is in the amount of xx with xx recorded on xx second on is in the amount of xx with xx recorded on xx and third one in the amount of xx recorded on xx
* Title Review shows major title concern (Lvl 4)     "Updated title report 6/19/2017 shows there are 3 water/sewer/utility taxes open on the subject property in the total amount of $5,944.97 with xx.
First is in the amount of xx with xx recorded on xx second on is in the amount of xx with xx recorded on xx and third one in the amount of xx with xx recorded on xx
The subject property is located in PA state which is super lien state. There is risk for property getting foreclosed by above mentioned unpaid non-mortgage lien."	* Property Damage (Lvl 2) "As per collection comment dated 12/30/2014 shows the subject property was damage. The borrower state that in letter that 3rd unit suffered damage and she doesn't have money to fix it.
The estimated cost of damage in not mentioned in collection comment also there is no comment found regarding the damages are repaired of not."
* Currently Delinquent More Than 36  Months; Check Loan for SOL Violations (Lvl 2)     "Update: BWR within SOL."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "Update Comments: According to the payment history as of 05/07/2021, the borrower is currently making the regular payments and the next due date is 05/01/2021. Last payment was received on 03/24/2021 in the amount of $711.02. The new UPB is reflected in the amount of $36,479.36. As per the seller tape data as of 04/28/2017, the unpaid principal balance is $51,605.91. However, the current balance is lower than the tape balance by more than 25%."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	830892	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$1,903.58	04/30/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$558.99	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/05/2014	$54,696.05	Not Applicable	6.375%	$407.18	xx	Financial Hardship	xx	xx	xx	xx		xx	1: Acceptable					A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	83916759	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,197.73	05/13/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,017.71	6.250%	180	180	xx	xx	$85,000.00	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/28/2010	$206,989.94	Not Applicable	2.000%	$1,569.97	xx	Financial Hardship	xx	xx	xx	xx	Right of Rescission Final Truth in Lending Discl.	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) "The legal description mentioned on recorded Mortgage and Loan modification agreement does not match with the legal description mentioned on vesting deed. The Paragraph xx"
* POC is not filed in timely manner, check for actual POC deadline (Lvl 3) "Update: As per the comments, the Bk was discharged on 7/23/2019 and the file was closed on 8/20/2019."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test.
TILA APR Test: Loan Data 0.000%, Comparison Data 6.250%, Variance -6.250%
The annual percentage rate (APR) is 6.250%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Right of Rescission missing or unexecuted (Lvl 2)     "ROR is missing in the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Property Damage (Lvl 2)     "Comment dated 1/2/2014 states that the subject property had damage due to fire on 10/15/2013. The total amount of claim damaged was $30,743.50.
There are total 4 loss drafts received by xx totaling in the amount of $112817.46. However, the drafts received amount is greater than the claim amount. Comment dated 3/19/2014 states, two cheques were received for this work that has already been completed and this is for fire damage clean up and mitigation."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
																																																																																																								TILA APR Test: Loan Data 0.000%, Comparison Data 6.250%, Variance -6.250%"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	1366835	xx	xx	xx	561-692	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	$0.00	$2,406.61	Unavailable	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$627.31	8.250%	360	360	xx	xx	$21,170.81	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/01/2017	$91,116.15	Not Applicable	7.000%	$572.07	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Credit Application Origination Appraisal Modification	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per collection comment dated 3/1/2021, the borrower income was impacted by covid-19 and the borrower is in a Covid-19 forbearance plan. No further details have been found."	* Title Rvw shows lower lien position than loan docs (Lvl 3) "Subject Mortgage is in Second lien position. As there Senior mortgage in the amount of $53770 originated on 3/XX/1998 with xx. and was recorded on 3/XX/1998."
* Title Review shows major title concern (Lvl 3)     "As per the xx report Subject mortgage is on second  lien position as there is a Senior mortgage in the amount of $53770.00 originated on 3/XX/1998 with xx. The Subject mortgage was originated on 3/XX/1999 in the amount of XXXX  However HUD-1 shows pay off to WMC Mortgage in the amount of XXXX Final title policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
* Loan appears modified. Mod missing or unexecuted (Lvl 3) "This is ARM loan. Found unexecuted modification in the loan file which is located at (xx). As per this agreement loan modified on 6/XX/2017. New modified principal balance is $91,116.15 with rate of 7%. Borrower promises to pay P&I of $572.07 beginning from 7/1/17 and maturity will be 5/XX//55. However, review of pay history shows P&I $823.90 with rate of 8.250% and ARM change notice also missing in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The Final TIL is missing from the loan file."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* Title reports unpaid liens (Lvl 2)     "Schedule B shows special assessments that become a lien after the date
The 1998 taxes are delinquent in the amount of $1737.99."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "As per collection dated 1/1/2020, the bankruptcy plan was confirmed 10/4/2017. He POC was filed on 6/5/2017. No Further details have been found."
* Application Missing (Lvl 2)     "Application is missing from the loan file"
* State Tax Judgment (Lvl 2)     "State tax lien in the amount of $3453.16 recorded on 9/9/2016 with  Department Of Revenue collection Enforcement."
* Title Review shows break in assignment  (Lvl 2)     "Chain of assignment is incomplete. Latest assignment from xx. However, the assignment should be with xx
* Missing Appraisal (Lvl 2)     "The appraisal is missing from the loan file.  This is a refinance by the same lender within a 12 month period"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 12.025%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "TILA APR Test:  FAIL Loan Data 0.000% Comparison Data 12.025% Variance-12.025%.
GSE (xx public guidelines) Prepayment Penalty Term Test: FAIL.
GSE (xx public guidelines) Prepayment Penalty Term Test: FAIL.
Broker Fees Test: FAIL Loan Data $2,755.00 Comparison Data $835.00 Variance +$1,920.00
Origination Fee & Broker Fee Test: FAIL Loan Data $2,755.00 Comparison Data $835.00 Variance+$1,920.00"
* Settlement date is different from note date (Lvl 2)     "Note date is 3/12/1999 and settlement date is 3/15/1999 which is not consisting with note date."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment penalty term test. (xx 2006 Selling Guide, Part IV, 201.02)
The loan charges a prepayment penalty with a term exceeding 3 years.
This loan failed the prepayment penalty term test. (xx Industry Letter 02/12/2009)
The loan is a primary residence loan that charges a prepayment penalty with a term exceeding 3 years.

This loan failed the broker fees test due to one or more of the following findings:
This loan failed the origination fee and broker fee test. (MRS §408.052 1.)
																																																																																																								The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	74162093	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$433.02	05/11/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$465.75	10.625%	360	360	xx	xx	$46,054.25	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Risk indicator is Moderate because, This loan failed the interest rate test. This loan failed the TILA foreclosure rescission finance charge test. This loan failed the TILA finance charge test."
* Settlement date is different from note date (Lvl 2)     "As per Note the settlement date is 4/9/1999, however as per HUD-1 the settlement date is 4/12/1999."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $119,807.25. The disclosed finance charge of $119,523.51 is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $119,807.25. The disclosed finance charge of $119,523.51 is not considered accurate for purposes of
																																																																																																								rescission because it is understated by more than $35."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	86721700	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$3,582.68	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,200.41	5.750%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Title holder is not an individual (Lvl 3) "Title holder is xx, as Trustee under provisions of a Trust Agreement dated 9/10/99 xx."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $227,331.57. The disclosed finance charge of $227,037.57 is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR
§226.23(h) )
The finance charge is $227,331.57. The disclosed finance charge of $227,037.57 is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
																																																																																																								TILA Finance Charge Test: Result - FAIL Loan Data $227,037.57 Comparison Data $227,331.57 Variance-$294.00"		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50375133	xx	xx	xx	561-692	11708	xx	xx	xx	xx	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,017.06	05/15/2021	Not Applicable	No	Bankruptcy	Chapter 11	xx	$20,662.01	No	xx	Not Applicable	$1,122.14	2.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$20,662.01	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/10/2012	$220,000.00	Not Applicable	5.750%	$1,172.35	xx	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "According to comment dated 6/18/2020, borrower is impacted due to covid 19 and seeking payment assistance."
* The property value crammed down (Lvl 4) "As per collection comment, the value of the property has been crammed down from $217912.01 to 197250.00. The total property crammed down amount is $20662.01. The loan was modified under bankruptcy chapter 11 current modified principal balance is $197250.00 with interest rate at 3.5% and borrower promises to pay P&I in the amount of $764.13 for 480 months starting from 8/1/2015."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition Schedule D dated 07/05/2012 the amount of secured claim without deducting the value of the collateral is XXXX and the value of the unsecured claim is XXXX
* Title Review shows major title concern (Lvl 3)     "The reference for subject mortgage, Book/page and instrument number on assignment is incorrect. The provided reference mortgage is for another property address ie; xx"
																																																																																																							* Loan appears modified. Mod missing or unexecuted (Lvl 3) "The loan has been modified on 05/XX/2012 and modification document is not signed by the borrowers. As per the payment history, the modification has been executed and payment has been made as per the modified terms. Signed modification documents is missing in the loan file."	* Title Review shows break in assignment (Lvl 2) "The chain of the assignment is not complete, the current assignee is xx "		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	24799008	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,612.00	05/03/2021	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	$1,700.00	$2,568.12	6.000%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$42,500.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Document Showing a Index Numerical Value Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $2,568.12 with the rate of interest 6.000% and a maturity date of 07/01/2037. The current P&I as per payment history is the $1,266.19. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 02/02/2018 states the loan modification has been completed on 02/02/2018. However, the loan modification agreement is missing from the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition, the amount of secured claim without deducting the value of the collateral is $375,466.76 and the value of the unsecured claim is $55,466.76."	* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index value could not be sourced from available documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
The loan does charge fee  not provided for in this act, which is prohibited.
A person licensed as a mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test.
																																																																																																								Prohibited Fees Test: FAIL $1,058.45 $0.00 +$1,058.45"		B	B	Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34486428	xx	xx		561-692	11722	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,853.15	05/05/2021	Not Applicable	No	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$604.37	6.875%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	2: Acceptable with Warnings			* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update: BK not active."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	72778742	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$1,532.96	05/08/2021	xx	No	Bankruptcy	Chapter 11	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,215.22	6.125%	360	360	xx	xx	$115,442.11	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $50856.00 as unsecured portion out of claim amount $190856. Did not see comments indicating a cram down.”"
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3)     "The seller’s tape data as of 4/28/2017 reflects UPB was in the amount of $189,142.95 however according to updated payment history as of 4/7/2021 the current UPB is in the amount of XXXX till the due date 5/1/2021 hence the tape balances is lower than current balance."
* Title Review shows major title concern (Lvl 3)     "Subject Mortgage was originated on 6/XX/2007. Updated title Report dated 6/19/2017 shows there is an active Senior Mortgage on the subject property in favor of xx, Husband And Wife As Community Property  for the amount of XXXX Recorded on 9/XX/1989 which, is before the subject mortgage.
However, Hud-1 shows pay off of borrower 1st lien in the amount of XXXX
Final Title Policy at the origination does not reflect any exception for a senior mortgage. It shows a clear title. Possible title claim can be filed."
																																																																																																							* Title Rvw shows lower lien position than loan docs (Lvl 3) "Subject Mortgage is in second lien position. Senior mortgage originated on 8/23/1989 in the amount of XXXX with xx, Husband And Wife As Community Property "Lender" which was recorded on 9/XX/1989."	* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "The seller’s tape data as of 4/28/2017 reflects the borrower has been delinquent with the loan from 67 months however according to updated payment history as of 4/7/2021 the borrower has been current with the loan and the next due date for the payment is 5/1/2021."		A	B									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	32805785	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Kentucky	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,654.10	05/24/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,069.83	9.217%	240	240	xx	xx	$16,500.27	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "There is a Break in chain of assignment from xx"
																																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by all the borrowers."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93684803	xx	xx		561-692	11723	xx	xx	Not Applicable	Not Applicable	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$1,032.46	05/05/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$995.75	8.800%	360	360	xx	xx	$17,441.73	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/20/2009	$126,830.09	$2,726.94	3.000%	$523.22	xx	Financial Hardship	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* The property has unrepaired damages (Lvl 4) "As per collection comment dated 2/1/2020, the subject property was damaged due to water. However, the loss draft amount was received in $10,056.22 with check# 2762641 on 2/3/2020. No further details have been found."	* Loan appears modified. Mod missing or unexecuted (Lvl 3) "The last signed page of the modification agreement is missing in the loan files." * Loan has been determined to have an unsecured debt (Lvl 3) "There is an unsecured portion in the amount of XXXX in favor of xx found in Schedule D of the Voluntary petition."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The POC was filed on xx. Hence, the POC was not filed in timely manner." * Settlement date is different from note date (Lvl 2) "The Note date is xx."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	53424735	xx	xx	561-692	11725	xx	xx	Not Applicable	Not Applicable	xx	xx	Oklahoma	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,647.12	05/03/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,093.31	8.700%	360	360	xx	xx	$48,425.39	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	$1,785.82	Unavailable	Financial Hardship	xx	xx	xx	xx	Modification Document Showing a Index Numerical Value	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is a conventional fixed rate mortgage with a P&I of $2,093.31 with the rate of interest 8.70000 % and a maturity date of 4/1/2037. The P&I as per payment history tape data is the $1,785.82 and PITI is $2,643.67 and unable to determine the rate of interest. However, there is an decreased in P&I with respect to Note data which seems that there would be a possible modification. The modification document is not found in the loan file."	* Foreclosure Delay or Contested (Lvl 3) "Foreclosure was initiated. The file referred to an attorney on 7/1/2014. However, foreclosure was contested on 8/25/2014. FC was contested due to servicer received written dispute of debt from the borrower. The borrower was disputing that they owned the debt or the amount of debt. No clear indication of contested matter provided.
By law, servicer needs to send a debt verification letter attaching to the Note, Mortgage, and payment history. No further details of contested issue noted.
However, service completed on 9/24/2014. FC activities initiated again."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "BK not active."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index value is unavailable to determine from available loan files."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	7539843	xx	xx		561-692	xx	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$992.09	05/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$829.29	9.200%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	05/20/2010	$107,105.66	Not Applicable	6.700%	$715.87	xx	Financial Hardship	xx	xx	xx	xx		xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 9/27/2012 shows amount of secured claim without deducting the value of collateral is $103,714.00 and value of collateral is $99,939.00 however unsecured portion is $3,775.00."			A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	79542411	xx	xx		561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$1,430.01	05/12/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$508.33	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	3: Curable		* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule D of voluntary petition dated 6/1/2015 shows amount of secured claim without deducting the value of collateral is $75,127.00 and value of collateral is $65,901.00 however the unsecured portion is $9,226.00."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "The POC was filed on xx. Hence, the POC was not filed by timely manner."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56853335	xx	xx	xx	561-692	13395	xx	xx	xx	xx	xx	xx	Arizona	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Second	$0.00	$0.00	05/11/2021	xx	No	Bankruptcy	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$715.49	11.500%	360	360	xx	xx	$3,978.57	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	xx	xx	xx	Unavailable	Modification Title Policy Final Truth in Lending Discl. Credit Application Mortgage Insurance Origination Appraisal	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $715.49 with the rate of interest 11.500% and a maturity date of 3/XX/2030. The P&I as per payment history is the $500.03 and rate of interest is 8.000% however, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. As per tape data, the loan has been modified."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report, there is an open senior mortgage in the amount of XXXX with xx. The final title policy is missing from the loan files however, the title commitment available in the loan file shows this senior mortgage in exceptions also HUD-1 shows payoff to senior mortgage in the amount of XXXX But no release or satisfaction was found in the loan file, stating the prior mortgage has been released."
* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in second lien position, as there is one senior mortgage on the subject property in the total amount of XXXX recorded on 3/XX/1997. The final title policy is missing from the loan files however, the title commitment available in the loan file shows this senior mortgage in exceptions also HUD-1 shows payoff to senior mortgage in the amount of XXXX But no release or satisfaction was found in the loan file, stating the prior mortgage has been released."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/3/2019 to 6/24/2019, from 8/2/2019 to 4/19/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 7/1/2019 to 7/31/2019."
* Incorrect Property address on Note Document. (Lvl 3)     "The property address is not mentioned on the note present in the loan file."
* Title policy missing (Lvl 3) "Final title policy is missing in the loan file. However, commitment present in the loan file was updated."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance fails TILA APR Test as Final TIL is missing in the loan file."
* Property is Mobile Home (Lvl 2)     "Appraisal is missing in the loan file. However, as per the updated title report the property is mobile home and in searcher's notes it was mentioned as  "Affidavit of Affixture, dated 05/04/1998 and recorded on 05/07/1998 in xx"
The Affidavit of Affixture xx .  No details regarding the mobile home mentioned in the subject mortgage.
The Tax report shows that the mobile home is affixed."
* Zip code given on note conflicts with the code present in Scienna (Lvl 2)     "Zip code on note, mortgage, updated title and other documents showing as xx however the tax bill with updated title showing xx
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Application Missing (Lvl 2)     "Final Application is missing from the loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage Insurance Certificate is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Final TIL is missing in the loan file.

The annual percentage rate (APR) is 11.618%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
																																																																																																								* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91233121	xx	xx	xx	561-692	13403	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,844.95	04/22/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,043.67	10.900%	240	240	xx	xx	$5,513.65	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/01/2013	$108,000.00	Not Applicable	7.000%	$995.99	xx	Financial Hardship	xx	xx	xx	xx	Final Truth in Lending Discl. Origination Appraisal Credit Application	xx	2: Acceptable with Warnings	* Active State Tax Lien Judgement. (Lvl 2) "There are 3 state tax lien or warrant against xx."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "According to the servicing comments the borrower had filed bankruptcy under chapter- 13 with the case# xx. The POC was filed on 06/XX/2017, with the claim amount of $162,832.74 and the arrearage amount is $59,912.49. The deadline to file POC is 06/26/2017 and it was filed before the deadline."
* Final TIL Missing or Not Executed (Lvl 2)     "TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 11.246%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

TIL is missing from the loan file, hence APR is updated as 0% to test compliance."
* Foreclosure Delay or Contested (Lvl 2)     "As per collection comment dated 5/6/2016 the borrower is disputing the income calculation. As per collection comment dated 6/2/2016 the dispute is complete."
* Application Missing (Lvl 2)     "The final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Risk indicator is Moderate because This loan failed the TILA APR test.

																																																																																																								TIL is missing from the loan file, hence APR is updated as 0% to test compliance."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	76863131	xx	xx	561-692	12419	xx	xx	Not Applicable	Not Applicable	xx	xx	Nevada	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	$0.00	$4,258.57	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 7	xx	$0.00	No	xx	Not Applicable	$573.81	4.750%	360	360	xx	xx	$38,791.99	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "Subject mortgage is in other lien position. ProTitle has confirmed in their title report that, there is five Water / Sewer / Utilities Lien found against the property in the amount of XXXX as follows :-
1) Water / Sewer/ Utilities Lien against the property in the amount of xx for the favor of xx, Nevada a municipal corporation recorded on xx
2) Water / Sewer/ Utilities Lien against the property in the amount of xx for the favor of xx, Nevada a municipal corporation recorded on xx
3) Water / Sewer/ Utilities Lien against the property in the amount of xx for the favor of xx, Nevada a municipal corporation recorded on xx
4) Water / Sewer/ Utilities Lien against the property in the amount of xx for the favor of xx, Nevada a municipal corporation recorded on xx
5) Water / Sewer/ Utilities Lien against the property in the amount of xx for the favor of xx, Nevada a municipal corporation recorded on xx
 The subject property located in NV State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens."
* Title Review shows major title concern (Lvl 4)     "As per updated title report  there is five Water / Sewer / Utilities Lien  found against the property in the amount of XXXX  for the favor of xx, Nevada a municipal corporation.
The subject property located in NV State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in loan file however its not signed by borrower."	* TIL not hand dated (Lvl 2) "Final TIL is available from loan file however it is not hand dated by borrower."
* Title shows an assignment chain break (Lvl 2)     "Chain of Assignment is not complete.  No assignment was shown as per the updated title report."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update: BK not active."
* Settlement date is different from note date (Lvl 2)     "As per note loan origination date is 7/XX/2003 however, as per Final HUD-1 settlement date is 7/XX/2003."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "According to the payment history as of 05/07/2021, the borrower is currently making the regular payments and the next due date is 06/01/2021. Last payment was received on 04/XX/2021 in the amount of $696.20. The new UPB is reflected in the amount of $63,767.50. As per the seller tape data as of 05/07/2021, the unpaid principal balance is $87,383.47. However, the current balance is lower than the tape balance by more than 25%."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."		A	B									Value: Date: Type:Full appraisal	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	19496352	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Washington	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$3,436.24	05/07/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,863.34	5.875%	360	360	xx	xx	$19,222.86	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	33.098%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/28/2013	$326,420.35	$97,926.10	4.000%	$954.97	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Title issue (Lvl 3) "Successor and/or Assignee clause missing from final title policy."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the TILA finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $359,633.82. The disclosed finance charge of $359,139.69 is not considered accurate for purposes of rescission because it is understated by more than $35."
* Settlement date is different from note date (Lvl 2)     "Settlement date as per HUD is xx."
																																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR Transaction date is 12/XX/2007 however closing date as per Note is 12/XX/2007."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	48912768	xx	xx	561-692	12427	xx	xx	Not Applicable	Not Applicable	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$12,301.49	05/07/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,773.02	5.625%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $1,773.02 with the rate of interest 5.625% and a maturity date of 03/01/2038. The current P&I as per payment history is the $1,003.74. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. However, the loan modification agreement is missing from the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per Schedule-D in Voluntary petition, the unsecured portion in the amount of XXXX out of total claim amount of XXXX however, there are no evidences found in the file that confirm the Cram down on the subject loan."
* Issue with the legal description or recorded instrument (Lvl 3)     "As per Deed & 1st Mortgage (recorded dated 11/XX/2005), legal description is mentioned as "xx" however, legal description in Consolidated mortgage & 2nd mortgage mentioned as "xx"."
* Payment History is not Complete (Lvl 3)     "The borrower was approved for a loan modification per servicing comments dated 3/XX/2017.  The mod reflects 1st payment effective 5/1/2017; new P&I $1,003.74; total funds from borrower $598.04; new Payment $2,896.48; amount capitalized $225,912.84; Mod UPB $331,459.03; new term 480 months; new interest rate is 2%.  As of 5/8/2017, both borrower and lender signed the modification docs per the servicing comments and they were waiting for the court consent to complete.  On 6/13/2017, the courts consented to the Loan Modification however the servicing comments and payment history provided were only dated thru May 2017 therefore do not reflect the updated loan modification and the current status of the loan."
* Lost Note Affidavit (Lvl 3) "Lost Note Affidavit dated 1/XX/2013 was located in the loan file stating that the subject note has been inadvertently lost, misplaced or destroyed. Affiant states that xx has not pledged, assigned, transferred, hypothecated or otherwise disposed of the note. A copy of the note was provided."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in the current scope."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test as the finance charges of subject loan is exceeding $2,074.82 than the disclosed finance charges in final TIL."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	34802665	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Maine	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$2,764.44	05/14/2021	xx	Yes	Bankruptcy	Chapter 12	xx	$190,000.00	No	xx	Not Applicable	$1,699.34	5.625%	360	360	xx	xx	$5,878.79	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$190,000.00	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Property value crammed down (Lvl 4) "As per servicing comment dated 5/24/2016 shows the borrower proposing to cram down primary residence to $190,000.00 with the 4.000% rate of interest over 360 months and total cram down value is $190,000.00 however, as per payment history shows the next due for payment is 1/1/2014 and P&I in the amount of $1,699.34 with the rate of interest is 5.625%. The new unpaid principal balance is $269,994.34."	* Foreclosure Delay or Contested (Lvl 3) "Foreclosure servicer notified the contested foreclosure on 12/15/2015 and the foreclosure was contested due to litigation action by the borrower however, there is no such comment is available in the file that confirms whether contesting matter has been resolved or not."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows XXXX as unsecured portion out of claim amount XXXX	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per tape data as of 4/28/2017, the UPB was $269,994.34. However, payment history as of 4/14/2021 shows current UPB $178,941.24."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update, BWR within SOL."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	26556456	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	No	Yes	First	$0.00	$1,654.09	05/10/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$382.20	9.000%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	04/15/2015	$63,804.16	Not Applicable	9.000%	$492.16	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	4: Unacceptable	* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in XXXX County. The loan was modified on 04/XX/2015 located at “xx”. However, we do not have recorded copy of MOD, Hence, unable to confirm whether the MOD was recorded in correct County or not."	* Settlement date is different from note date (Lvl 2) "Settlement date as per final HUD1 is xx. However, Original Note date is xx."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing in the loan file."
* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2)     "There is IRS Lien in the amount of $78,807.40 in favor of xx."
* State Tax Judgment (Lvl 2)     "There is State Tax Lien in the amount of $82,214.40 in favor of State of Texas, recorded on 6/19/1998 and $117,307.53 in favor of State of Texas, recorded on 5/19/2006 found."
																																																																																																								* Title Rvw shows prop. owner of record is not borr. (Lvl 2) "There is Quitclaim Deed made between borrower xx"		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	69949640	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$541.40	05/10/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	Not Applicable	xx	Not Applicable	$935.84	7.800%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Origination Appraisal	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per the comment dated 04/03/2020, the borrower loss the job due to covid-19. No further details have been found regarding covid-19.

Updated Comment:
The collection comment dated 4/3/2020, states that the borrower’s income has been impacted by covid19 and also the borrower states that the reason for default is unemployed. Further details regarding the loss mitigation plan are not available."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "According to the payment history as of 05/07/2021, the borrower is currently making the regular payments and the next due date is 05/01/2021. Last payment was received on 04/09/2021 in the amount of $1259.45. The new UPB is reflected in the amount of $70,092.96. As per the seller tape data as of 05/07/2021, the unpaid principal balance is $94,037.28. However, the current balance is lower than the tape balance by more than 25%."
* Application Missing (Lvl 2)     "Final application is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Compliances failed Indiana License validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test.   Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91777950	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	Arkansas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$456.60	05/06/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$401.20	7.750%	360	360	xx	xx	$29,323.21	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	Unavailable	Credit Application	xx	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate as loan is failing for TILA APR and State regulations."
* Settlement date is different from note date (Lvl 2)     "As per Settlement statement, Settlement date is xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $90,960.19. The disclosed finance charge of $90,853.18 is not considered accurate because it is understated by more than $100.
TILA Finance Charge Test: FAIL $90,853.18 $90,960.19 -$107.01"
* TIL not hand dated (Lvl 2)     "Final TIL was not hand dated by the borrower."
* Active State Tax Lien Judgement. (Lvl 2)     "As per Updated Title, There is a certificate of Indebtedness against xx recorded on 07/13/2016 in the amount of $1232.02"
* Property Damage (Lvl 2)     "As per collection comment dated 12/17/2013, xx said had property repairs with plumbing. No further comments found regarding amount of repair however, no evidence of completion of repairs found in the loan file or collection comments."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "As per Note, the original loan amount is $56,001.00, as the borrower was delinquent and the loan was modified on 03/09/2019 and the current UPB is $56,421.88. Hence, the current balance is greater than the original balance."
* Application Missing (Lvl 2)     "Final 1003 is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
																																																																																																								Interest Rate Test: FAIL 8.237% 6.250% +1.987%"		B	B	Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	56110482	xx	xx	xx	561-692	13383	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,836.74	05/27/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$712.08	12.650%	360	360	xx	xx	$10,548.24	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	7.000%	$491.52	Unavailable	Financial Hardship	xx	xx	xx	Unavailable	Modification Final Truth in Lending Discl. Origination Appraisal	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $712.08 with the rate of interest 12.650% and a maturity date of 7XX/2029. The P&I as per payment history is the $491.52 and rate of interest is 7.000% however, there is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. As per tape data, the loan has been modified."	* Litigation (Lvl 3) "As per comment dated 11/24/2015 shows the loan was currently in an active litigation. Same comment reflects the following 'per client request this loan has been referred to litigation to obtain the needed AOM. Once AOM is received the they will proceed with next action, if this approve re-projection to allow time for litigation to obtain the needed documents. Currently the litigation is active. The due date pushed forward from weekend or holiday to next available business day. There is no latest comment found regarding litigation was resolve or not"
* Incorrect Property address on Note Document. (Lvl 3)     "There is no address mentioned on the Note document present in the loan file. And no legal description provided with the same. However, the modification made on the loan, but modification agreement is missing in the loan file."
* Issue with the legal description or recorded instrument (Lvl 3) "The address on all closing documents are "xx". The address on the updated title report and tax report shows as "xx". The parcel#Txx mentioned on the tax report."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "As per tape data as of 3/31/2017, the UPB was $70,718.11. However, payment history as of 4/29/2021 shows UPB in the amount of $92,951.71"
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing in the loan file."
* Active State Tax Lien Judgement. (Lvl 2)     "As per the updated title report, there are two active State Tax Liens with xx  in the amount of $1,425.59 and $922.75 respectively."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance fails TILA APR Test as Final TIL is missing in the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. Final TIL is missing in the loan file.

The annual percentage rate (APR) is 12.738%. The disclosed APR of 0.000% is not considered accurate because it is more than
																																																																																																								1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	27668936	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$889.70	05/06/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$974.60	9.990%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$12,350.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	$30,010.79	5.000%	$355.24	Unavailable	Unavailable	xx	xx	xx	xx	Modification	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $974.60 with the rate of interest 9.9% and a maturity date of 4/5/2030. The P&I as per payment history is $355.24 with the rate of interest 5%. The deferred balance per payment history is $30,010.79. However, there is a reduction in P&I and rate of interest with respect to Note, which seems that there would be a possible modification. There is modification agreement found in loan file signed on 6/7/2010 which does not contain P&I and rate of interest. As per Notice of mortgage payment change dated 4/18/2017, PITI is in the amount of $527.61 and P&I is $355.24."
* Borrower's Income is impacted by Covid-19 (Lvl 4) "Collection comment dated 8/1/2020 states that borrower is unemployed due to Covid pandemic."	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $43168 as unsecured portion out of claim amount $106276. Did not see comments indicating a cram down."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL Loan Data: 5.000% Comparison Data: 4.000% Variance: +1.000%"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value could not be sourced from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment penalty term test.
This loan failed the predatory lending guidance test.
This loan failed the points and fees test."
																																																																																																								* Property Damage (Lvl 2) "As per comment dated 2/9/2016 there was a inquiry to provide the address to submit the claims check for property damage with borrower, however there is no detailed information about nature of damage and amount of claim. No further details found about property damage in the collection comments"		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	50036659	xx	xx	xx	561-692	xx	xx	xx	xx	xx	xx	xx	Utah	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,435.02	05/31/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$878.72	9.125%	360	360	xx	xx	$24,452.13	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy Origination Appraisal Credit Application	xx	3: Curable	* Title policy missing (Lvl 3) "Final Title policy as well as preliminary title report is missing from the loan file. However, title commitment is available from the loan file."	* Title Review shows break in assignment (Lvl 2) "The chain of the assignment is incomplete as currently, the mortgage is with xx as it should be with xx."
* Property Damage (Lvl 2)     "As per collection comments dated on 6/1/2017 shows the subject property was damage due to fire and was sent loss draft department for further assistance. However, the nature of damage is unable to confirmed. The estimated cost of damage repairs not mentioned in the collection comments."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Update:- Chain of assignment is not completed."
* TIL not hand dated (Lvl 2)     "Final TIL is not hand dated by all the borrower from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 application as well as underwriting transmittal is missing from the loan file. However, initial 1003 application is available from the loan file."		B	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	68795729	xx	xx	561-692	2	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,522.68	05/09/2021	xx	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$810.75	6.750%	360	360	xx	xx	$35,649.22	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	12/05/2013	$168,106.36	Not Applicable	4.000%	$702.58	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	3: Curable	* Foreclosure Delay or Contested (Lvl 3) "As per comment 7/15/2016 contested process opened in FC. No further information found regarding the same."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."
* Application Missing (Lvl 2)     "Final application available in the loan file however page 1of 5 is missing in the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test:- Loan Data $3.15, Comparison Data $0.00, hence Variance is +$3.15."
* The property had a tax sale - property or cert was sold to 3rd party (Lvl 2)     "Water sewer lien recorded on 10/13/2011 in the amount of $167.82 with  Collector of Taxes; xx "Plaintiff" and another water sewer lien recorded on 07/31/2012 in the amount of $162.86 with the same plaintiff. However, as per searcher notes tax collector reports certificates of sale has been redeemed."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "The chain of the assignment is incomplete. Mortgage assignment recorded on 01/05/2009 from xx, As Nominee For xx. The assignments should be with xx."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89165691	xx	xx		561-692	2	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$3,461.54	05/12/2021	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,813.59	6.375%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/04/2013	$295,195.81	$58,295.81	4.000%	$990.10	xx	Financial Hardship	xx	xx	xx	xx		xx	2: Acceptable with Warnings			* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	14790982	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	No	No	First	$0.00	$1,655.96	05/01/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$664.15	10.490%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Title Policy	xx	4: Unacceptable	* Title Rvw shows prop. owner of record is not borr. (Lvl 4) "Mortgage is in the name of "xx" however, xx shows the current owner of the subject property is "xx" and Deed (Recorded on 3/26/1992) is vested on only xx. There is no evidences found in the file that confirm how did "xx" get the interest on the subject property."	* Title policy missing (Lvl 3) "Final Title policy at the time of origination is missing from the loan file however, there is a copy of title policy is available in file with effective from 12/XX/2011 (Note date is 03/XX/1997) which does not show any major issues.
The Title search is also available in the file with the locator "xx""
* Deceased Borrower(s) (Lvl 3) "The comment dated 9/4/2019 states that the primary borrower had deceased. The DOD and name of borrower has not been mentioned. No more evidences have been found."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator in "Moderate" as following issues:

1. This loan failed the TILA finance charge test as The finance charge is $171,294.01. The disclosed finance charge of $171,103.17 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test.
3. This loan failed the points and fees test as the points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is not complete as the subject mortgage is currently with "LSF6 Bermuda MRA Trust" dated 4/21/2017."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test as The finance charge is $171,294.01. The disclosed finance charge of $171,103.17 is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test.
																																																																																																								3. This loan failed the points and fees test as the points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."		B	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	61999603	xx	xx	561-692	2	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Other	$0.00	$11,682.36	05/04/2021	Unavailable	Not Applicable	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$2,272.84	5.250%	168	168	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	22.801%	First	Final policy	Not Applicable	$100,000.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "The loan was originated on 12/3/2008 for the amount of $270,000.00 and according to updated payment history as of 4/7/2021 the borrower has been current with the loan and the next due date for the payment is 5/1/2021. The current UPB is in the amount of $262,481.91 till the due date 5/1/2021. Hence the current UPB is greater than original balance."
* Title Review shows major title concern (Lvl 3)     "As per Pro-title report dated 6/13/2017 shows there are two senior mortgages in the favor of xx, First in the amount of $60,356.77 and Second in the amount of $68,851.65 recorded on 8/1/2001 and 8/29/2003 respectively. However, no release found for both the mortgages."
* Title Rvw shows lower lien position than loan docs (Lvl 3) "Subject Mortgage is in 3rd Lien Position. As per xx report dated 6/13/2017 shows there are two senior mortgages in the favor of xx, First in the amount of $60,356.77 and Second in the amount of $68,851.65 recorded on 8/1/2001 and 8/29/2003 respectively. No releases found for either of the mortgages. Final Title Policy at Origination does not reflect these mortgages as exceptions to the policy. A possible title claim can be filed."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per Pro-title report dated 6/13/2017 shows there are two IRS Liens in the favor of Internal Revenue Service, First in the amount of $33,571.52 and Second in the amount of $24,476.40 recorded on 7/30/2013 and 5/28/2014 respectively."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Risk Indicator is Moderate due to failing the TILA finance charge and the TILA foreclosure rescission finance charge tests."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL $112,768.22 $113,757.22 -$989.00.  This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )
The finance charge is $113,757.22. The disclosed finance charge of $112,768.22 is not considered accurate because it is understated by more than $100.
TILA Foreclosure Rescission Finance Charge Test: FAIL $112,768.22 $113,757.22 -$989.00.  This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) ) The finance charge is $113,757.22. The disclosed finance charge of $112,768.22 is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																																								* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 2) "Update: BWR within SOL."		B	B	Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value: Date: Type:BPO	Value: Date: Type:BPO	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	31728048	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$3,154.93	04/28/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,447.53	6.620%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	4: Unacceptable	* Property Damage (Lvl 4) "As per the comment dated 08/15/2017 shows that there is damage to roof due to wind and the damaged amount of $13,391.36 has been received as loss draff and the date of loss draff mentioned as 02/01/2017. However, there is no any information found regarding the damage has been repaired or not."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Not in current scope."
* Application Missing (Lvl 2)     "Final Application is missing from  the loan file however values are taken from initial application."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application missing from the loan file. The details updated from initial 1003 and 1008."
																																																																																																								* Title Review shows break in assignment (Lvl 2) "The chain of assignment is incomplete and currently with xx."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89859974	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,327.93	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$685.97	6.200%	360	360	xx	xx	$23,597.03	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/03/2016	$98,210.40	$8,498.05	4.000%	$327.37	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	3: Curable	* Property is Vacant (Lvl 3) "As per collection comment on 9/16/2013, the subject property was found to be vacant and current occupancy status is unable to determine. However, the latest BPO report is not available in the loan file."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "The chain of the assignment is incomplete. Currently, the assignment is from xx"
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "The borrower had filed bankruptcy xx. The POC was filed on 2/22/2017. As per the comment dated 7/25/2019, the bankruptcy case #XXXX was discharged on 8/X/2018."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the brokerage/finder fee test."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	88151098	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Delaware	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$4,304.13	05/05/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,781.81	8.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	xx	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/23/2009	$358,742.45	$89,971.23	6.000%	$1,692.00	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Mortgage Insurance	xx	2: Acceptable with Warnings	* Operative index value is unable to confirm (Lvl 2) "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "As per updated title report, the chain of the assignment is incomplete. Latest, the assignment is from xx"
* Property Damage (Lvl 2)     "As per comment dated 09/21/2011, the basement of subject property was damaged due to water. Borrower was waiting to get reimbursed by insurance company. The estimated cost of damage was not available in the servicing comment.
No latest BPO or inspection report was available in the loan file to determine the status of the damage. As per latest servicing comment, no damage pertaining to the subject property was observed."
* Application Missing (Lvl 2)     "The final loan application is missing in the loan file. However, values are updated from 1008 located at “xx"
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "As per updated title report, the chain of the assignment is incomplete. Latest, the assignment is from xx."
* MI, FHA or MIC missing and required (Lvl 2)     "This is a conventional loan. LTV is 95.00% which is greater than 80.00%. Mortgage insurance certificate is applicable for this loan. However, MI certificate is missing from the loan file."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "According to the latest payment history as of dated 05/05/2021, the current unpaid principal balance is in the amount of $202,399.15. This is due to modification agreement made in the year 2009."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	70608257	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$69.54	05/14/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$326.97	6.450%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	$13,000.00	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Title Policy	xx	3: Curable	* Title policy missing (Lvl 3) "Final Title policy missing from loan file, however values updated as per the available Commitment."
* Comment history is incomplete (Lvl 3) "The collection comments are incomplete. The collection comments are available from 06/05/2019 to 09/04/2019 and 11/05/2019 to 05/12/2021. However, we require the latest 24 months of collection comments for review. The collection comments are missing from 10/01/2019 to 10/31/2019."	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 2) "The collection comment dated 06/24/2019 states the subject property is located in FEMA declared disaster area."
* Application Missing (Lvl 2)     "Final 1003 missing in loan file however data captured from initial 1003 available in file."
*  Property value crammed down (Lvl 2)     "Collection comment dated 12/22/2016 shows evidence of cram down. There is a junior mortgage and it seems to be cram downed, conversations in collection comments is for the 2nd loan. However no detailed information is given about the same."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Not in current scope."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the predatory lending guidance test due to points and fees test.
Loan data $2928.95, Comparison data $2600.00 hence variance $328.95.
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $1,000."
																																																																																																								* Deceased Borrower(s) (Lvl 2) "As per dashboard report received on 9/8/2017, the borrower was deceased. Neither any information was found in the collection comments nor the death certificate was found in the loan file."		A	B	Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	94130434	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	No	Second	xx	$0.00	$1,718.71	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,611.19	10.650%	360	360	xx	xx	$22,332.36	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/13/2009	$177,331.59	$21,926.43	6.000%	$968.51	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage lien position went on second lien position. As there is one HOA lien open found in amount of $230.00 with xx."
* Borrower's Income is impacted by Covid-19 (Lvl 4)     "As per the comment dated 8/14/2020 the borrower's income has been i pacted due to covid-19. The borrower is in a Covid-19 forbearance plan.  No further details have been found."
* Title Review shows major title concern (Lvl 4)     "As per the updated title report 8/29/2017 shows, As there is one HOA lien open found in amount of $230.00 with xx
The subject property located in State of TN, which is a super lien state.
There is a risk for property to be getting foreclosed due to above said non mortgage unpaid lien.
Possibility of foreclosure can be avoided if this unpaid lien is paid off."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate, as this loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Application Missing (Lvl 2)     "Final loan application is missing in the loan file. Hence, value considered from the initial application XXXX and transmittal summary."
																																																																																																								* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is incomplete. The last assignment was done from Lxx."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	18578701	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	xx	$0.00	$1,679.82	05/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$633.69	7.900%	360	360	xx	xx	$10,571.84	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	33.203%	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Final Title Policy	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "Review of updated title report dated 09/13/2017 shows two HOA/COA liens against the subject property held by xx respectively.The subject property is located in Texas state."
* Title Review shows major title concern (Lvl 4) "Review of updated title report dated 09/13/2017 shows two HOA/COA liens against the subject property held by xx respectively.The subject property is located in Texas state. Texas has priority for HOA/COA liens and Association has right to foreclose the subject property if these unpaid liens are not paid.."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 04/04/2019 to 04/04/2019 and 06/06/2019 to 07/27/2020 and 12/02/2020 to 12/28/2020 and 02/01/2021 to 04/30/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 05/01/2019 to 05/31/2019 and 08/01/2020 to 11/30/2020 and 01/01/2021 to 01/31/2021."
* Missing Final Title Policy with applicable Alta endorsements. (i.e., Alta 8.1, 9) (Lvl 3)     "Final title Policy is missing in the loan file. However, commitment was found in the loan file located at "xx"."
* Title issue (Lvl 3) "Successor and assinee clause is missing in the commitment."	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Not in current scope."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Title shows an assignment chain break (Lvl 2)     "The chain of assignment is incomplete. The latest assignment was done from xx., as nominee for xx.
Missing assignment to xx."
* Subject property is located in a FEMA designated disaster area (recent). (Lvl 2)     "The Subject property is located in FEMA designated area. However, as per the latest Post-disaster report received on 09/14/2017, no damage pertaining to the subject property was observed.

Updated comment -
																																																																																																								The collection comment dated 02/23/2021 states the subject property is located in FEMA declared disaster area."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	28160555	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Texas	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,166.96	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$571.50	8.850%	360	360	xx	xx	$13,069.04	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/17/2009	$75,811.16	$20,640.93	6.000%	$338.59	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Title Policy	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 7/16/2020 borrower has been impacted by Covid-19 and he was off work since 6/1/2020. No more details have been found regarding Covid-19 impact and FB plan. As of 5/7/2021 the loan is performing."
* Modification agreement was not recorded or recorded in wrong county (Lvl 4) "The subject property is in Texas State. The subject mortgage was originated in xx. The loan was modified on 11/17/2009 located at “xx”. However, we do not have recorded copy of MOD, Hence, unable to confirm whether the MOD was recorded in correct County or not."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 not signed by all the borrowers."
* Subject property is located in a FEMA designated disaster area (recent). (Lvl 3)     "The Subject property is located in FEMA designated area. As per the latest Post-disaster report received on 09/14/2017, the property has minor damage. The fascia (trim) damage that appears to be bit aged. Due to the excessive rainfall during the disaster, level of water penetration at these areas. The estimated cost to repair all damage is under $1,000.00."
* Title policy missing (Lvl 3) "Final Title Policy is missing from the loan file. However, commitment is located at "9501455464_689_05142015__24105744_Title Commitment_Collat File" and values are updated as per the commitment."	* The property has unrepaired damages (Lvl 2) "As per comment dated 10/17/2019 borrower has been impacted by Natural Disaster. Borrower stated that there was some damages on house, some singles lifted and there was a leak in front half. No more details are available regarding damage/repair or estimated cost. However, no further comments indicate that the damage has been repaired or not."
* Application Missing (Lvl 2)     "Final Application is missing in the loan file. However, initial application is located at XXXX and values are updated as per the initial application."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The latest pay history as of 4/1/2021 reflects the current UPB as $42,966.66 which is less than the UPB provided by the tape $63,864.83."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	41913379	xx	xx	561-692	12438	xx	xx	xx	xx	xx	xx	New York	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$14,428.01	05/28/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,991.79	4.875%	300	300	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	24.410%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	01/01/2015	$329,997.60	Not Applicable	4.875%	$1,564.01	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Payment history is incomplete/ missing (Lvl 3) "The payment history is available from 5/2/2019 to 8/5/2019, from 10/2/2019 to 4/26/2021. However, we require a complete 24 months latest payment history. The payment history is missing from 9/1/2019 to 9/30/2019."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "ComplianceEase risk indicator is "Elevated" as loan is failing for NY subprime home loan test failed.
 Loan data 4.940% and comparison data 1.750% and variance is +3.190%."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The latest payment history located at "Balbec-Rated-Deal_BSI_PH_CC_05072021 (1461083505)" shows the current balance as $411,428.83."		A	B	Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	22072212	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Missouri	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,188.90	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$712.65	5.850%	360	360	xx	xx	$13,001.00	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	xx	xx	xx	xx	Document Showing a Index Numerical Value Modification Title Policy	xx	4: Unacceptable	* Loan appears modified. Mod missing or unexecuted (Lvl 4) "This is conventional fixed rate mortgage with P&I of $712.65 with the rate of interest 5.850% and a maturity date of 10/XX/2034. The current P&I as per payment history is the $363.53. However, there is a reduction in P&I with respect to Note data which seems that there would be a possible modification. The collection comment dated 04/11/2019 states the loan modification has been completed on 04/11/2019. However, the loan modification agreement is missing from the loan file."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per the voluntary petition, the amount of total claim is in the amount of $112,976.00 and the unsecured claim is $36,976.00."
* Title policy missing (Lvl 3) "Final title policy is missing from the loan file however, the title commitment is available in the loan file."	* Title shows an assignment chain break (Lvl 2) "The chain of assignment is not complete as the subject mortgage is currently with xx."
* Property Damge (Lvl 2)     "The servicing comments dated 10/01/2010 shows that basement flooded from the water heater. No further information available regarding the damage or repairs."
* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2)     "Not in current scope."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative Index numerical value is not available from the documents present in the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance fails Prohibited Fees Second Lien Test as loan data is $780.00, comparison date is $0.00 and variance is +$780.00.
Compliance fails Broker Fees Test as Loan data is $3,290.00, comparison data is $1,208.00 and variance is +$2,082.00."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance fails for Prohibited Fees First Lien Test and Broker Fees Test."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	11030702	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$2,767.63	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	Yes	xx	Not Applicable	$702.53	6.250%	360	360	xx	xx	$7,256.53	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Document Showing a Index Numerical Value	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows $35,995.46 as unsecured portion out of claim amount $100,217.00. There is no comment found regarding a cram down."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test. Loan data :24 Months,Comparison data:0,Months Variance 24 months."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative Index value source document could not be found in the loan file."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	45083478	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	North Carolina	xx	xx	xx	xx	xx	xx	No	Yes	No	First	$0.00	$1,050.33	05/19/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$664.91	9.225%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Mortgage Insurance Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings	* Title Review shows break in assignment (Lvl 2) "Chain Of Assignment Is Not Complete. Latest Assignment Per Updated Title Report Is xx"
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
* MI, FHA or MIC missing and required (Lvl 2)     "MI cert is missing from the loan file."
																																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Unable to state the operative index value as supportive documents are missing from the loan file."		B	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	10127595	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,442.00	05/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$698.52	7.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/14/2009	$98,072.35	$29,144.74	6.000%	$435.05	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance Credit Application	xx	3: Curable	* Issue with the legal description or recorded instrument (Lvl 3) ""As per updated title report, the legal description of the subject mortgage xx, AOM, and final title policy does match with the legal description on vesting deed recorded 3/8/1996 except degree and minutes. The Degree and minutes mentioned on vesting deed para#3 as “xx is missing on recorded mortgage, AOM, and final title policy . This can be cured by re-recording of the mortgage with correct legal description.""
* Not all borrowers signed HUD (Lvl 3)     "Final HUD-1 is not signed by the borrower."
* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing in the loan file."	* Updated title review shows IRS / vehicle / federal / personal tax liens (Lvl 2) "As per ProTitle report, there is one IRS lien found open against the borrower in favor of Internal Revenue Service for the amount of XXXX recorded on 10/29/2015."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2)     "The latest payment history as of 5/7/2021 reflects the current UPB as $50,659.98 which is less than the UPB reflected in tape data that is $88,248.37."
* Application Missing (Lvl 2)     "Final application along with transmittal summary is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete. The last assignment was done from xx, as nominee for xx"
																																																																																																								* Operative index value is unable to confirm (Lvl 2) "Unable to determine operative index value from given documents."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33883822	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Alabama	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$980.80	05/28/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$956.29	8.900%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$29,980.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Legal Description	xx	3: Curable	* Deceased Borrower(s) (Lvl 3) "As per dashboard report received on 9/8/2017, the borrower was deceased. Neither any information was found in the collection comments nor the death certificate was found in the loan file."
* Loan has been determined to have an unsecured debt (Lvl 3)     "As per the voluntary petition scheduled D, there is unsecured portion in the amount of XXXX The collateral value of the property is xx. However, no comments were found indicating property had a cram down."
* Legal Description missing (Lvl 3) "Legal Description is missing in the final title policy. This can be cured by adding an addendum with legal description to the final TPOL."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the prepayment term test"		B	B	Moderate	Not Covered	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	3024038	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Virginia	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$0.00	$1,623.42	04/30/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	$1,312.93	$1,486.88	8.600%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/17/2008	$189,068.20	$39,392.96	6.000%	$910.49	xx	Financial Hardship	xx	xx	xx	xx	Credit Application Title Policy	xx	3: Curable	* Title policy missing (Lvl 3) "Final title policy is missing in the loan file. However, the values are considered from the commitment."	* The Chain of Assignment is incomplete / Gap in AOM (Lvl 2) "Update:- Chain of assignment is not completed."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value source could not be found in the loan file."
* Application Missing (Lvl 2)     "Final application is missing in the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is incomplete currently the mortgage is from XXXX."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The payment history dated as of 4/30/2021 reveals that the borrower is current with loan. The payment next due date is 6/1/2021. The current unpaid principal balance reflects in the amount of $111,040.84."		A	B	Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	67481000	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Georgia	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,535.01	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,071.72	8.150%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/14/2011	$116,623.34	$36,457.48	6.000%	$569.70	xx	Financial Hardship	xx	xx	xx	xx	Credit Application	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "For the subject mortgage, Schedule-D in Voluntary petition shows XXXX as unsecured portion out of claim amount XXXX Also, there is a second lien on the property in the amount XXXX with XXXX as the secured amount."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to determine from the loan files."
* Application Missing (Lvl 2)     "Final 1003 is missing in the loan files. However, values are considered from 1008."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
																																																																																																								* Property Damage (Lvl 2) "As per the comment dated 2/21/2010, roof of the subject property was damaged due to the ice storm. The estimated amount of damage is $1,419.09. As per the comment dated 3/21/2010, a check was received in the amount of $764.30 was issued on 3/12/2010 and as per the comment dated 4/17/2010, a check was received in the amount of $654.79 which was issued on 4/12/2010. As per the latest servicing comment, no damage to the subject property was found."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	85584781	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Texas	xx	xx	xx	xx	xx	xx	No	Yes	No	Other	$0.00	$1,946.29	05/14/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$903.80	8.250%	360	360	xx	xx	$17,582.67	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "As per updated title report dated 9/5/2017, the subject mortgage is in 3rd lien position as there is a tax mortgage found in the favor of xx."	* Title Review shows major title concern (Lvl 3) "As per updated title report 9/5/2017, there is a senior mortgage found open prior to the subject mortgage which was originated on 10/17/2005 with lender xx in the amount of $89,600.00 and recorded on xx
The Final HUD-1 shows pay off to xx for the amount of $91,840.65, also, the final Title policy at the time of origination does not reflect any exception for a senior mortgage. However, no release document is found in the loan file. Hence the subject mortgage is not at risk by the unreleased lien. Possible title claim can be filed."
* Issue with the legal description or recorded instrument (Lvl 3)     "The legal description mentioned on warranty deed, tax lien contract, deed, mortgage, final title policy and AOM does match except following line missing in mortgage, final title policy, and AOM. The AOM recorded 11/17/2011 is omitted from this exception.
“xx”.
This can be cured by Reformation agreement or re-record the documents."	* Application Missing (Lvl 2) "The final loan application is missing in the loan file. However, values are updated from 1008, located at “xx”"
																																																																																																								* Title shows an assignment chain break (Lvl 2) "As per updated title report, there is a break in the chain of assignment. The assignment break is from the xx."	* Incorrect Property address on Note Document. (Lvl 1) "As per original Note, the subject property address is xx. However, tape data, updated title, Tax Certificate, Pay history reflects property address as xx. The servicing comment dated 12/20/2010 states that the address should be read xx not xx. As per comment dated 04/10/2015, the borrower requested to send the county letter showing the property address was changed. The comment dated 08/24/2015 shows the property address was changed by the county. However, no document pertaining the property address was changed found in the loan file."	A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	12606462	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$866.06	05/24/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$679.38	8.050%	360	360	xx	xx	$35,561.04	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Origination Appraisal	xx	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (Lvl 2) "IN License Validation Test:Fail
This loan failed the Indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing in the loan file."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the Indiana license validation test."		B	B	Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91200838	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	California	xx	xx	xx	xx	xx	xx	No	Yes	Yes	Second	$0.00	$4,850.68	05/14/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$3,061.21	5.875%	360	360	xx	xx	Not Applicable	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	3: Curable	* Title Rvw shows lower lien position than loan docs (Lvl 3) "The subject mortgage is in second position as there is an active senior mortgage found in the title report in the amount of XXXX and was recorded on 6/XX/2003 and final title policy is not showing this mortgage in schedule-B however, it was paid off in final HUD-1 in the amount of XXXX
* Title Review shows major title concern (Lvl 3)     "As per updated title report dated 9/1/2017.The subject mortgage is in second position as there is an active senior mortgage found in the title report in the amount of XXXX and was recorded on 6/XX/2003 and final title policy is not showing this mortgage in schedule-B however, it was paid off in final HUD-1 in the amount of XXXX
A possible claim can be filed."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "Current balance is $621,697.69 this is due to modification been given to borrower in 2020."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
																																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by all the borrowers."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	36181169	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Florida	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$6,337.13	04/30/2021	Unavailable	Yes	Bankruptcy	Chapter 13	xx	$0.00	No	xx	$1,633.50	$2,169.71	5.500%	360	360	xx	xx	Not Applicable	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	xx	PUD	xx	xx	Primary	Yes	Yes	No	53.403%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	03/17/2015	$494,333.74	$139,561.39	4.000%	$1,182.57	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Subject property is located in a FEMA designated disaster area (recent). (Lvl 3) "The Subject property is located in FEMA designated area. However, as per the latest Post-disaster report received on 9/14/2017, the subject property had minor damage due to Hurricane/Tropical Storm. The total estimated amount of repair is under $1,000."
																																																																																																							* Litigation (Lvl 3) "As per comment dated 10/31/2011, there is a litigation matter. The pleading was filed on 6/5/2009 and it was transferred to xx to complete the analysis. The details are not found and no comments are found whether the litigation matter is resolved or not."	* Operative index value is unable to confirm (Lvl 2) "Operative index value is unable to confirm as the relevant documents are missing from the loan files."		A	B	Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	33381378	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Illinois	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$4,452.34	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$975.89	7.890%	360	360	xx	xx	$23,225.02	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Document Showing a Index Numerical Value	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows XXXX as unsecured portion out of claim amount XXXX Did not see comments indicating a cram down"
																																																																																																							* Litigation (Lvl 3) "As per comment dated 1/5/2011, litigation had been reviewed and completed. No comments indicate about litigation resolved."	* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index value could not be sourced from available documents."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	612038	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Maryland	xx	xx	xx	xx	xx	xx	Yes	Yes	No	First	$3,059.32	$3,059.32	05/05/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$2,514.05	9.250%	240	240	xx	xx	$4,199.95	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	02/01/2012	$312,474.64	$21,200.00	2.000%	$882.05	xx	Change of Terms	xx	xx	xx	xx	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 4/7/2020 borrower has been impacted by Covid-19 and laid off from the job. The comment dated 4/25/2020 stated that the plan was kept and started from 4/25/2020. No more details are available."	* Issue with the legal description or recorded instrument (Lvl 3) "Legal description on the deed shows xx and mortgage and assignment of mortgage says Block 8.

Cure: Mortage and Assignment of mortgage needs to be re-recorded with the correction."
* Active or Pending Short Sale (Lvl 3)     "As per latest comment dated 2/2/2021 borrower intends to sell the subject property. However, no more details are available and as of 5/7/2021 the loan is performing and next due date is 6/1/2021."
* Loan has been determined to have an unsecured debt (Lvl 3) "Schedule-D in Voluntary petition shows XXXX as unsecured portion out of claim amount XXXX There is no comment found regarding a cram down."	* Title shows an assignment chain break (Lvl 2) "The chain of the assignment is incomplete. Currently, the mortgage is from xx"
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per Pro-Title report dated 8/30/2017, 2018 annual property tax is due in the amount of $3,059.32 with the good through date 8/31/2017."
																																																																																																								* NPL - Current balance lower than the tape balance by more than 25% (Lvl 2) "The latest available pay history as of 5/7/2021 reflects the current UPB in the amount of $178,391.45 which is less than the UPB reflected by tape data which is in the amount of $284,915.71."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	42856368	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Ohio	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$2,219.36	05/18/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$438.25	6.739%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2011	$79,761.01	Not Applicable	2.000%	$335.49	xx	Financial Hardship	xx	xx	xx	xx	Origination Appraisal Credit Application	xx	4: Unacceptable	* Title Review shows major title concern (Lvl 4) "The updated title report shows the given loan was originated on 3/XX/2005 which was executed by xx , however, we don't have any vesting deed or supporting documents which show how the vesting has been transferred to xx at the time of origination . There is Certificate of Transfer found dated 5/31/2011 shows the property was transfer to xx through probate in xx and the decedent (xx ) deceased on xx , which was recorded on xx . In updated title report notes , shows that searched deeds 30+ years . However , the legal on the mortgage show that the same property conveyed by fee simple the deed from xx , Husband and Wife to xx , husband and wife , dated 03/02/1963 recorded on xx Records , State of OH."	* Foreclosure Delay or Contested (Lvl 3) "The servicing comments dated 10/22/2010 shows that foreclosure was contested. No information found whether the contested was resolved or not."	* Missing Appraisal (Lvl 2) "The appraisal report is missing from the loan file."
* Title shows an assignment chain break (Lvl 2)     "The chain of the assignment is not complete and currently with Uxx, and there is break in assignment chain."
* The property has unrepaired damages (Lvl 2)     "The servicing comments dated 08/01/2011 shows that the damage caused by fire and the there was structure and personal property damages. The date of loss mentioned as 07/23/2011. However, the comment dated 09/10/2012 states that no visible damages from outside. No further information available whether the repairs completed or not.

Update: As of 4/30/2021 the latest 24 months servicing comments does not reflect damage/repair to the subject property."
																																																																																																								* Application Missing (Lvl 2) "Final 1003 application along with transmittal summary is missing in the loan files."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	47150755	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	Other	xx	$0.00	$4,080.34	05/18/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,411.74	4.875%	180	180	xx	xx	$44,920.72	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	11/03/2015	$199,492.67	$68,488.50	4.000%	$1,028.50	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Title Rvw shows lower lien position than loan docs (Lvl 4) "The subject mortgage is in other lien position. As per updated title report there are HOA Liens /COA Liens against the property as below:-
1) HOA Lien /COA Lien against the property in the amount of xx for the favor of xx which is recorded on xx
2) HOA Lien /COA Lien against the property in the amount of xx for the favor of xx which is recorded on xx
3) Assessment HOA Lien/ COA Lien against the borrower in the amount of xx for the favor of  xx which is recorded on xx
4) HOA Foreclosure notice for the favor of xx in the amount of xx which is recorded on xx
The subject property located in NJ  State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens."
* Title Review shows major title concern (Lvl 4) "As per updated title report, there are four HOA Liens found against the property total in the amount of $43031.58. The subject property located in NJ State, which is a super lien state. There is a risk of the property to be getting foreclosure due to above unpaid liens. Possibility of foreclosure can be avoided if this unpaid lien is paid off."	* Loan has been determined to have an unsecured debt (Lvl 3) "As per voluntary petition loan has to determined unsecured debt in the amount of $50898.16."	* TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA right of rescission test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $79,044.31. The disclosed finance charge of $78,635.58 is not considered accurate because it is understated by more than $100.
Loan data is $78635.58 which is comparision with $79044.31 and variance is $408.73
This loan failed the TILA foreclosure rescission finance charge test.
 The finance charge is $79,044.31. The disclosed finance charge of $78,635.58 is not considered accurate for purposes of rescission because it is understated by more than $35.
This loan failed the TILA right of rescission test.
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
																																																																																																								* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As of 5/7/2021 the current balance is $86,200.50 which is less than the UPB reflected in tape data which is in the amount of $122,153.21."	B	B	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91861763	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Indiana	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$1,064.00	03/30/2021	xx	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$655.86	8.250%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	xx	4: Unacceptable	* Borrower's Income is impacted by Covid-19 (Lvl 4) "As per comment dated 1/7/2021 the borrower was in forbearance plan due to covid-19. No more details are available regarding the covid-19 impact."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk is moderate, as This loan failed the indiana license validation test."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the indiana license validation test.
Indiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending
License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated
UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC.
The Indiana First Lien Mortgage Lending License and Indiana Subordinate Lien Lending License are not available for loans with
																																																																																																								a closing date before the Act's effective date of January 1, 2009."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	13906332	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$0.00	05/04/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$741.48	9.420%	240	240	xx	xx	$3,180.54	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application Right of Rescission Final Title Policy is not legible	xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."	* Title reports unpaid liens (Lvl 3) "Subject mortgage was originated on 1/XX/2007 with xx in the amount of XXXX and was recorded on 1/XX/2007.
Final title policy was issued on 6/1/2011which was reflected Civil judgments against borrower as follows.
1. Judgment recorded on xx with xx in the amount of xx
2. Judgment recorded on xx with xx in the amount of xx
3. Judgment recorded on xx with xx in the amount of xx
* Final Title Policy is not legible (Lvl 3) "The final title policy is missing from the loan files however, there is one final title policy available in the loan files with the effective date of 7/XX/2011 and the loan was originated on 1/XX/2007 which is 4 years before."	* Application Missing (Lvl 2) "Application missing in the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission test.
Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,
transferred from 12 CFR §226.15(a)(3) )
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Title Review shows break in assignment  (Lvl 2)     "The chain of assignment is incomplete. The assignment transfer from xx., attorney-in-fact"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test."
* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."	* NPL - Current balance lower than the tape balance by more than 25% (Lvl 1) "As per latest pay history as of 5/7/2021 the current balance is $105,649.31; however, tape data reflects UPB in the amount of $71,506.04."
																																																																																																									* Currently Delinquent More Than 36 Months; Check Loan for SOL Violations (Lvl 1) "As per provided tape data next due date is 8/1/2013; however, as per latest pay history as of 5/7/2021 next due date is 7/1/2021."	B	B	Moderate	Pass	Fail	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	40573265	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	South Carolina	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$393.13	05/10/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$777.62	9.385%	360	360	xx	xx	Not Applicable	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Second	Final policy	$64,500.00	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Credit Application	xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing in the loan file."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Late Fees Test: Fail, Loan Data:5%, Comparison Data: 1.865%, Variance: +3.135%."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per final title policy, there is a senior mortgage in the amount of XXXX and as per appraisal report, the appraised amount is XXXX hence, the LTV/CLTV exceeds 100%."
* TIL not hand dated (Lvl 2)     "TIL is not hand dated by the borrower."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: Fail, Loan Data:5%, Comparison Data: 1.865%, Variance: +3.135%.
This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																																								* Not all borrowers signed HUD (Lvl 2) "HUD-1 is not signed by all the borrowers."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	30773050	xx	xx		561-692	561-118	xx	xx	xx	xx	xx	xx	New Jersey	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$6,663.00	05/10/2021	Unavailable	No	Loss Mitigation	Chapter 13	xx	$0.00	No	xx	Not Applicable	$1,276.63	9.640%	360	360	xx	xx	$43,907.76	Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	2: Acceptable with Warnings			* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active." * TIL not hand dated (Lvl 2) "Final TIL dated 06/15/2007 is not hand dated."		B	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	91317482	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Tennessee	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$455.00	05/03/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$593.06	9.675%	480	480	xx	xx	$3,296.16	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	09/09/2011	$71,321.91	Not Applicable	6.050%	$406.66	xx	Financial Hardship	xx	xx	xx	xx	xx	4: Unacceptable	* Signatures at closing - There is an issue with not all property owners signing the title. (Lvl 4) "As per Updated title report, Warranty Deed and final title policy shows the subject property ownership is in the name of xx. However, Mortgage is signed by only xx, it is unable to confirm that the xx was deceased or not. The will document is missing from the loan files that states the subject property was transfered from xx."	* Payment history is incomplete/ missing (Lvl 3) "The payment history is incomplete. The payment history is available from 10/15/2019 to 10/17/2019 and 12/10/2019 to 03/24/2020 and 05/04/2020 to 06/30/2020 and 08/03/2020 to 4/1/2021. However, we require the latest 24 months of payment history for review. The payment history is missing from 06/01/2019 to 09/30/2019 and 11/01/2019 to 11/30/2019 and 04/01/2020 to 04/30/2020 and 07/01/2020 to 07/31/2020."
* Deceased Borrower(s) (Lvl 3) "As per collection comment dated 1/31/2008 shows the borrower was deceased, however the death certificate is missing from the loan file."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Interest Rate Test: FAIL Loan Data: 9.675% Comparison Data: 8.890% Variance: +0.785%."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan failed the interest rate test."		B	B	Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	35598963	xx	xx		561-692	561-118	xx	xx	xx	xx	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First		$0.00	$4,322.85	05/26/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,377.09	7.800%	480	480	xx	xx	$196,541.75	Conventional	ARM		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	10/01/2016	$160,781.60	$49,803.65	4.000%	$535.94	xx	Financial Hardship	xx	xx	xx	xx		xx	3: Curable		* Title issue (Lvl 3) "Successor and assignee clause is missing in short form title policy."			A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	93986569	xx	xx		561-692	561-118	xx	xx	xx	xx	xx	xx	Pennsylvania	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First		$0.00	$2,272.09	05/11/2021	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$720.46	6.990%	360	360	xx	xx	Not Applicable	Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable		xx	Single Family	xx	xx	Primary	Yes	Yes	No			Unavailable	First	Final policy	Not Applicable	$27,100.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable		xx	4: Unacceptable	* POC is not filed in timely manner, check for actual POC deadline (Lvl 4) "Update:- BK is still active. No evidence found in latest comments."		* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by borrower."		B	B	Minimal	Not Covered	Pass	No Result	Not Covered	Not Covered	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	63622086	xx	xx	561-692	561-118	xx	xx	xx	xx	xx	xx	Louisiana	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$0.00	$1,302.07	04/28/2021	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	$0.00	No	xx	Not Applicable	$768.97	7.050%	360	360	xx	xx	$10,466.98	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	18.359%	First	Short Form Policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	07/14/2009	$127,275.69	Not Applicable	5.590%	$751.00	xx	Financial Hardship	xx	xx	xx	xx	xx	3: Curable	* Loan has been determined to have an unsecured debt (Lvl 3) "The voluntary petition section D is showing unsecured amount of XXXX	* POC is not filed in timely manner, check for actual POC deadline (Lvl 2) "Update, BK not active."
																																																																																																								* Property Damage (Lvl 2) "As per servicing comment dated 10/14/2014, the subject property had a damage on 8/22/2014 due to fire. The borrower received the cheque#xx in the amount of XXXX from insurance company xx for claim#xx. Comment dated 4/28/2015, the lost draft was received from xx with cheque#xx for the amount of $2,900.24 on 4/28/2015. However, there is no comment found stating that the damage is repaired. Latest BPO report is not found in the loan file."		A	B	Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	89300584	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	Wisconsin	xx	xx	xx	xx	xx	xx	Yes	Yes	Yes	First	$842.07	$2,824.01	05/07/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	$0.00	No	xx	Not Applicable	$761.08	7.580%	360	360	xx	xx	$15,547.37	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.695%	First	Final policy	Not Applicable	Not Applicable	xx	$0.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	06/24/2016	$140,245.27	$76,396.72	1.000%	$375.90	xx	Financial Hardship	xx	xx	xx	xx	Mortgage Insurance	xx	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "MI Certificate is missing in the loan file."
* NPL - Current balance lower than the tape balance by more than 25% (Lvl 3) "Update:- As per tape the UPB is $123533.09, however payment history reflects UPB as $63,848.55."	* Matured Loan (Lvl 2) "The loan was originated on 7/XX/2005 with the maturity date 8/XX/2035. The “Limited terms interest only modification” located on (POC Amended Pg#6) was made in between the borrower and lender on 6/1/2016 which reveals that the modification payment was began from 7/XX/2016 & the reduction period was expired on 6/XX/2021 (maturity date).
The loan was matured but as per note, the original maturity date is 8/XX/2035."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update:- BK not active."
* Title Review shows major title concern (Lvl 2)     "The subject mortgage was originated on 7/XX/2005 with Gene E. Klimowicz. However, Notice of Exercise of Special Power of Appointment recorded on 8/11/2000 with instrument# XX shows the property owner as XXXX. The name of XXXX, . is not mentioned in the document."
* Title Review shows outstanding delinquent taxes (Lvl 2)     "As per the dashboard report, the Sewer taxes are delinquent in the amount of $566.13 and the Water taxes are delinquent in the amount of XXXX which are good through 09/XX/2017."
* Operative index value is unable to confirm (Lvl 2)     "An operative index value is unable to confirm. The supportive documents are missing in the loan file."
																																																																																																								* Property Damage (Lvl 2) "Servicing comment dated 8/4/2014, the subject property was damaged due to fire. The cost of damage was not found. However, the requested payment in the amount of $621.89. There is no latest BPO report found to determine whether the damage has been repaired or not."		A	B	Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
xx	60676396	xx	xx	561-692	561-118	xx	xx	Not Applicable	Not Applicable	xx	xx	West Virginia	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$769.68	05/03/2021	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$935.87	8.600%	360	360	xx	xx	$11,075.76	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	xx	xx	Not Applicable	Document Showing a Index Numerical Value	xx	2: Acceptable with Warnings	* Property Damage (Lvl 2) "As per collection comment dated on 3/29/2010, there was a possible damage to property by storm. However, no comment regarding the repairs or claim was found."
* POC is not filed in timely manner, check for actual POC deadline (Lvl 2)     "Update, BK not active."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. Late Fees Test filed: Loan data: 5.00% Comparison data: 1.603% Variance: +3.397%."
* State Tax Judgment (Lvl 2)     "As per the review of the updated title dated 8/28/217, there is one state tax lien found open agains the borrower in the favor of state of West Virginia in the amount of $177.95."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Unable to verify Operative Index numerical Value due to missing documents."
																																																																																																								* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan compliance risk indicator is Moderate as the loan was failed for late fees test."		B	B	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date: